1933 Act Registration No. 333-

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective [ ] Post-Effective
                           Amendment No. Amendment No.


                          EVERGREEN FIXED INCOME TRUST
         (Evergreen High Income Fund and Evergreen High Yield Bond Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company Act of 1940 (File No. 333-37433); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended April 30, 1999 was filed with the Commission on July 26, 1999.

         It is proposed that this filing will become effective on May 11, 2000 pursuant to Rule 488 of the Securities Act of 1933.







                          EVERGREEN FIXED INCOME TRUST

                              CROSS REFERENCE SHEET


         Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/
Item of Part A of Form N-14                    Proxy Statement
---------------------------                    -----------------------

1.       Beginning of Registration             Cross Reference Sheet;
         Statement and Outside                 Cover Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Summary; Risks
         Risk Factors

4.       Information About the                 Cover Page; Summary; Merger
         Transaction                           Information; Information on
                                               Shareholders' Rights; Voting
                                               Information Concerning the
                                               Meeting; Exhibit A (Agreement
                                               and Plan of Reorganization)

5.       Information about the                 Cover Page; Summary;
         Registrant                            Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Additional Information


6.       Information about the                 Cover Page; Summary;
         Company Being Acquired                Risks; Merger Information;
                                               Information on
                                               Shareholders' Rights;
                                               Voting Information Concerning
                                               the Meeting; Additional
                                               Information

7.       Voting Information                    Cover Page; Summary;
                                               Information on Shareholders'
                                               Rights; Voting Information
                                               Concerning the Meeting;
                                               Instructions for Voting and
                                               Executing Proxy Cards

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters


                                               Location in Statement of
Item of Part B of Form N-14                    Additional Information
---------------------------                    -----------------------

10.      Cover Page                            Cover Page

11.      Table of Contents                     Cover Page

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of the Evergreen
                                               Fixed Income Trust, Intermediate
                                               and Long Term Bond Funds, dated
                                               September 1, 1999 as it
                                               relates to Evergreen High Yield
                                               Bond Fund

13.      Additional Information                Statement of Additional
         about the Company Being               Information of Evergreen
         Acquired                              Fixed Income Trust, Equity and
                                               Fixed Income Funds, dated
                                               February 1, 2000 as it relates
                                               to Evergreen High Income Fund

14.      Financial Statements                  Financial Statements
                                               of Evergreen High Yield Bond
                                               Funds, dated April 30, 1999;
                                               Financial Statements of
                                               Evergreen High Income Fund
                                               Dated April 30, 1999


                                              Location in Prospectus/
Item of Part C of Form N-14                   Proxy Statement
---------------------------                   -----------------------

15.      Indemnification                       Incorporated by Reference
                                               to Part A Caption -
                                               Information on Shareholders'
                                               Rights - "Liability and
                                               Indemnification of
                                               Trustees"

16.      Exhibits                              Item 16. Exhibits

17.      Undertakings                          Item 17. Undertakings

                          EVERGREEN FIXED INCOME TRUST

                                    PART A

                           PROSPECTUS/PROXY STATEMENT

                                                            4/11/00 DRAFT


                            [THIS IS THE FRONT COVER]
                                      LOGO

                           EVERGREEN HIGH INCOME FUND
                               200 BERKELEY STREET
                                BOSTON, MA 02116
May 26, 2000

Dear Shareholder,

As a shareholder of Evergreen High Income Fund ("High Income Fund"), you are invited to vote on a proposal to merge High Income Fund into Evergreen High Yield Bond Fund ("High Yield Bond Fund"), another mutual fund within the Evergreen Family of Funds. THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST HAS APPROVED THE MERGER AND RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

If approved by shareholders, this is how the merger will work:

o    Your Fund will transfer its assets and liabilities to High Yield Bond Fund.
o High Yield Bond Fund will issue new shares that will be distributed to you in an amount equal to the value of your High Income Fund shares. You will receive Class A, Class B, Class C or Class Y shares of High Yield Bond Fund, depending on the class of shares of High Income Fund you currently hold. Although the NUMBER of shares you hold may change, the total VALUE of your investment will not change as a result of the merger.
o You will not incur any sales loads or similar transaction charges as a result of the merger.

The merger is intended to be tax free for federal income tax purposes. Details about High Yield Bond Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of High Income Fund's shareholders to be held on July 14, 2000. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

If you have any questions about the proposal or the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640. You may record your vote by telephone by calling 800-645-8640. You may also FAX your completed and signed proxy card (both front and back sides) or vote on the Internet by following the voting instructions as outlined on your proxy card. If the Fund does not receive a sufficient number of votes in favor of the merger, you may receive a telephone call from Shareholder Communications Corporation requesting your vote. The expenses of the merger, including the costs of soliciting proxies, will be paid by First Union National Bank.

Thank you for taking this matter seriously and participating in this important process.



                                                     Sincerely,



                                                     [Signature]



                                                     William M. Ennis
                                                     PRESIDENT, Evergreen Funds

                           EVERGREEN HIGH INCOME FUND

                               200 BERKELEY STREET

                           BOSTON, MASSACHUSETTS 02116



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON JULY 14, 2000

         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen High Income Fund ("High Income Fund"), a series of Evergreen Fixed Income Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on July 14, 2000 at 2:00 p.m. for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of April 30, 2000, providing for the acquisition of all the assets of High Income Fund by Evergreen
              High Yield Bond Fund ("High Yield Bond Fund"), a series of Evergreen Fixed Income Trust, in exchange for shares of High Yield Bond Fund and the assumption by High Yield Bond Fund of the identified liabilities of High Income Fund. The Plan also provides for distribution of these shares of High Yield Bond Fund to shareholders of High Income Fund in liquidation and subsequent termination of High Income Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of High Income Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of High Income Fund, the Trustees of Evergreen Fixed Income Trust have fixed the close of business on April 28, 2000 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                           By order of the Board of Trustees



                           William M. Ennis
                           PRESIDENT, Evergreen Funds



May 26, 2000

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       OF
                           EVERGREEN HIGH INCOME FUND
                                      INTO
                         EVERGREEN HIGH YIELD BOND FUND

This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of your Fund into Evergreen High Yield Bond Fund ("High Yield Bond Fund"). If approved, the Merger will result in your receiving shares of High Yield Bond Fund in exchange for your shares of Evergreen High Income Fund ("High Income Fund"). The investment objectives of both Funds are similar. The investment objectives of High Income Fund are to seek a high level of current income, with capital appreciation as a secondary objective. The investment objective of High Yield Bond Fund is to seek generous income.

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE
----------------------------------------------------------------- ---------------------------------------------------------------
SEE:                                                              HOW TO GET THESE DOCUMENTS:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
High Income Fund's prospectus, dated February 1, 2000.            The Funds make all of these documents available to you free
High Yield Bond Fund's prospectus, dated September 1, 1999,       of charge if you:
with supplement dated February 1, 2000 WHICH ACCOMPANY THIS       o        Call 800-645-8640, or
PROSPECTUS/PROXY STATEMENT.                                       o        Write the Funds at 200 Berkeley Street, Boston,
                                                                           Massachusetts 02116.
High Income Fund's statement of additional information, dated
February 1, 2000.                                                 You can also obtain any of these documents for a fee from the
High Yield Bond Fund's statement of additional information,       SEC if you:
dated September 1, 1999.                                          o        Call the SEC at 800-SEC-0330,
                                                                  Or for free if you:
High Income Fund's annual report, dated September 30, 1999.       o        Go to the SEC Website (http://www.sec.gov).
High Yield Bond Fund's annual report, dated April 30, 1999.
                                                                  To ask questions about this prospectus/proxy statement:
High Income Fund's semi-annual report, dated March 31, 1999.      o        Call 800-645-8640, or
High Yield Bond Fund's semi-annual report, dated October 31,      o        Write to the Funds at 200 Berkeley Street, Boston,
1999.                                                                      Massachusetts 02116.

Statement of additional information, dated May 26, 2000, which relates to this prospectus/proxy statement and the Merger.

----------------------------------------------------------------- ---------------------------------------------------------------

INFORMATION RELATING TO THE FUNDS CONTAINED IN THE FUNDS' SEMI-ANNUAL REPORTS, ANNUAL REPORTS, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION, AS WELL AS THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THIS PROSPECTUS/PROXY STATEMENT, IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS/PROXY STATEMENT. THIS MEANS THAT SUCH INFORMATION IS LEGALLY CONSIDERED TO BE PART OF THIS DOCUMENT.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE, NOR
      HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU
                            OTHERWISE IS COMMITTING A
                                     CRIME.

   THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OF A
      BANK, AND ARE NOT INSURED, ENDORSED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF
                                  YOUR ORIGINAL
                                   INVESTMENT.

     The address of both Funds is 200 Berkeley Street, Boston, Massachusetts
                        02116 (Telephone: 800-343-2898).


                  PROSPECTUS/PROXY STATEMENT DATED MAY 26, 2000

                                TABLE OF CONTENTS

SUMMARY...........................................................
What are the key features of the  Merger?.........................
After the Merger, what class of shares of High Yield Bond Fund will I own?......................................................
How do the Funds' investment objectives, principal investment strategies and risks compare?..........................
How do the Funds' sales charges and expenses compare?  Will I be able to buy, sell and exchange shares the same
way?..............................................................
How do the Funds' performance records compare?..............
Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the
Merger?......................................
What will be the primary federal tax consequences of the
Merger?...........................................................

RISKS.............................................................

MERGER INFORMATION.......................................
Reasons for the Merger............................................
Agreement and Plan of Merger....................................
Federal Income Tax Consequences...............................
Pro-forma Capitalization..........................................
Distribution of Shares............................................
Purchase and Redemption Procedures.............................
Exchange Privileges...............................................
Dividend Policy...................................................

INFORMATION ON SHAREHOLDERS' RIGHTS...........
Form of Organization..............................................
Capitalization....................................................
Shareholder Liability.............................................
Shareholder Meetings and Voting Rights.........................
Liquidation.......................................................
Liability and Indemnification of Trustees.........................

VOTING INFORMATION CONCERNING THE MEETING
Shareholder Information...........................................

FINANCIAL STATEMENTS AND EXPERTS..................

LEGAL MATTERS...................................................

ADDITIONAL INFORMATION...................................

OTHER BUSINESS..................................................

INSTRUCTIONS FOR VOTING AND EXECUTING PROXY
CARDS......................................................

EXHIBIT A.........................................................

EXHIBIT B.........................................................




                                     SUMMARY



This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, in each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization.

WHAT ARE THE KEY FEATURES OF THE MERGER?

The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of High Income Fund in exchange for shares of High Yield Bond Fund.
o the assumption by High Yield Bond Fund of the identified liabilities of High Income Fund. (The identified liabilities consist only of those liabilities reflected on High Income Fund's statement of assets and liabilities determined immediately preceding the Merger.)
o the liquidation of High Income Fund by distributing the shares of High Yield Bond Fund to High Income Fund's shareholders.

The Merger is scheduled to take place on or about July 24, 2000.

AFTER THE MERGER, WHAT CLASS OF SHARES OF HIGH YIELD BOND FUND WILL I OWN?

----------------------------------------------------------------- ---------------------------------------------------------------
IF YOU OWN THIS CLASS OF SHARES OF HIGH INCOME FUND:              YOU WILL GET THIS CLASS OF SHARES OF HIGH YIELD BOND FUND:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
CLASS A                                                           CLASS A
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
CLASS B                                                           CLASS B
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
CLASS C                                                           CLASS C
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
CLASS Y                                                           CLASS Y
----------------------------------------------------------------- ---------------------------------------------------------------

The new shares you receive will have the same total value as your High Income Fund shares as of the close of business on the day immediately prior to the Merger.

The Trustees of Evergreen Fixed Income Trust, including the Trustees who are not "interested persons," (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940 (the "1940 Act"), have concluded that the Merger would be in the best interest of High Income Fund's shareholders, and that their interest will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of High Income Fund's shareholders. The Trustees of Evergreen Fixed Income Trust have also approved the Plan on behalf of High Yield Bond Fund.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

----------------------------- --------------------------------------------- -----------------------------------------------------
                              HIGH INCOME FUND                              HIGH YIELD BOND FUND
----------------------------- --------------------------------------------- -----------------------------------------------------
----------------------------- --------------------------------------------- -----------------------------------------------------
INVESTMENT OBJECTIVES         To seek high current income and,              To seek generous income.
                              secondarily, capital growth.
----------------------------- --------------------------------------------- -----------------------------------------------------
----------------------------- --------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT          o    Normally at least 65% of assets is       o    Normally at least 65% of assets is
STRATEGIES                         invested in securities rated Baa or           invested in securities rated below Baa by
                                   lower by Moody's Investors Service,           Moody's or BBB by S&P, or comparable unrated
                                   Inc. ("Moody's") or BBB or lower by           securities.
                                   Standard & Poor's Ratings Services       o    Up to 35% of assets may be invested in
                                   ("S&P"), or comparable unrated                securities of any rating (which includes
                                   securities).                                  higher rated securities) or unrated
                              o    Up to 10% of assets may be                    securities.
                                   invested in securities of the lowest     o    Up to 50% of assets may be invested in
                                   grades (Ca or C in the case of                foreign securities.
                                   Moody's, CC, C or D in the case of       o    Investments may be made in securities of
                                   S&P), or comparable unrated securities.       any maturity.
                              o    Investments may be made in               o    Securities offering the possibility of
                                   securities of any maturity.                   capital appreciation may be purchased so long
                              o    Investments  are in both as the purchase does
                                   not  conflict   with  the   lower-rated   and
                                   higher-rated   fixed   Fund's   objective  of
                                   generous income.  income securities including
                                   debt securities,  convertible  securities and
                                   preferred stocks.
                              o    Mortgage-backed    and   other   asset-backed
                                   securities   may  at   times   constitute   a
                                   substantial  portion of the Fund's assets.  A
                                   small  portion  of the  Fund's  assets may be
                                   invested  in  foreign  securities  (normally,
                                   less than 10%).
                              o    Capital growth is sought when consistent with
                                   the primary  investment  objective of seeking
                                   high  current  income,  by  investing in debt
                                   securities that are expected to appreciate in
                                   value.
----------------------------- --------------------------------------------- -----------------------------------------------------


In addition, each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and a loss of market opportunity.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

A portion of the  securities  held by High  Income  Fund may be  disposed  of in
connection  with  the  Merger,   which  could  result  in  additional  portfolio
transaction costs to the Funds and capital gains to shareholders.

A principal risk of investing in both Funds is credit risk (that issuers of the securities in which the Funds invest will be unable or will be perceived as potentially being unable to pay principal and interest on the securities held by the Funds on a timely basis or at all). Both Funds also are subject to interest rate risk (when interest rates rise, the value of the debt securities and certain dividend paying stocks held by the Funds may tend to decline). High Income Fund is subject to mortgage-backed securities risk (an increased sensitivity to interest rates and potential for a lower rate of return as a result of early repayment of mortgages). Finally, because High Income Fund may invest a small portion of its assets in foreign securities, while High Yield Bond Fund may invest up to 50% of its assets in foreign securities, High Yield Bond Fund may be subject to a greater degree of risk associated with foreign investing, including risks that the value of the Fund's foreign securities may decline in the event of political or economic instability or turmoil in foreign countries, that the value of the U.S. dollar relative to foreign currencies may decline, and that the managers of the Fund may not be able to obtain accurate information about the issuers of the foreign securities in which the Funds invest. For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.


HOW DO THE FUNDS' SALES CHARGES AND EXPENSES COMPARE? WILL I BE ABLE TO BUY, SELL AND EXCHANGE SHARES THE SAME WAY?

The sales charges for the comparable classes of both Funds are the same. Both Funds offer four classes of shares. You will not pay a sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

The following tables allow you to compare the sales charges and expenses of the two Funds. The tables entitled "High Yield Bond Fund Pro Forma" also shows you what the sales charges and expenses are estimated to be assuming the Merger takes place.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------ ---- --------------------------------------------------------------
HIGH INCOME FUND                                                  HIGH YIELD BOND FUND
------------------------------------------------------------ ---- --------------------------------------------------------------
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
SHAREHOLDER         CLASS A   CLASS B    CLASS C   CLASS Y        SHAREHOLDER          CLASS A   CLASS B    CLASS C   CLASS Y
TRANSACTION                                                       TRANSACTION
EXPENSES                                                          EXPENSES
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Maximum sales       4.75%     None       None      None           Maximum sales        4.75%     None       None      None
charge imposed on                                                 charge imposed on
purchases (as a %                                                 purchases (as a %
of offering price)                                                of offering price)
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Maximum deferred    None*     5.00%      2.00%**   None           Maximum deferred     None*     5.00%      2.00%**   None
sales charge (as                                                  sales charge (as a
a % of either the                                                 % of either the
redemption amount                                                 redemption amount
or initial                                                        or initial
investment                                                        investment
whichever is                                                      whichever is lower)
lower)
------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------

----------------------------------------------------------------
                     HIGH YIELD BOND FUND
                           PRO FORMA
----------------------------------------------------------------
------------------------ --------- --------- --------- ---------
SHAREHOLDER              CLASS A   CLASS B   CLASS C   CLASS Y
TRANSACTION EXPENSES
------------------------ --------- --------- --------- ---------
------------------------ --------- --------- --------- ---------
Maximum sales charge     4.75%     None      None      None
imposed on purchases
(as a % of offering
price)
------------------------ --------- --------- --------- ---------
------------------------ --------- --------- --------- ---------
Maximum deferred sales   None*     5.00%     2.00%**   None
charge (as a % of
either the redemption
amount or initial
investment whichever
is lower)
------------------------ --------- --------- --------- ---------


* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year after the month of purchase.
** Class C Shares  purchased  prior to  February  1, 2000 are  subject  to the
   CDSC  schedule  in place at that  time,  which included a maximum CDSC of
   1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------- --- ------------------------------------------------------
HIGH INCOME FUND (based on expenses  which have been          HIGH YIELD BOND FUND (based on expenses for the
restated to reflect current  contractual  rates as of         fiscal year ended April 30, 1999 which have been
January 3, 2000)                                              restated to reflect current contractual rates as of
                                                              January 3, 2000)
--------------------------------------------------------- --- ------------------------------------------------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
           MANAGEMENT    12B-1  OTHER     TOTAL  FUND                 MANAGEMENT   12B-1   OTHER    TOTAL FUND
           FEES          FEES   EXPENSES  OPERATING                   FEES         FEES    EXPENSES OPERATING
                                          EXPENSES                                                  EXPENSES *
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS A    0.70%         0.25%  0.30%     1.25%               CLASS   0.61%        0.25%   0.47%    1.33%
                                                                 A
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS B    0.70%         1.00%  0.30%     2.00%               CLASS   0.61%        1.00%   0.47%    2.08%
                                                                 B
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS C    0.70%         1.00%  0.30%     2.00%               CLASS   0.61%        1.00%   0.46%    2.07%
                                                                 C
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------
CLASS Y    0.70%         0.00%  0.30%     1.00%               CLASS   0.61%        0.00%   0.47%    1.08%
                                                                 Y
---------- ------------- ------ --------- --------------- --- ------- ------------ ------- -------- ----------------

---------------------------------------------------------------------------
                           HIGH YIELD BOND FUND
                               PRO FORMA**
  (based on what the estimated  combined  expenses of High Yield Bond Fund would have been for the 12 months ended March 31, 2000)
---------------------------------------------------------------------------
----------- ------------- --------- -------------- ------------------------
            MANAGEMENT    12B-1     OTHER          TOTAL FUND OPERATING
            FEES          FEES      EXPENSES       EXPENSES
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS A        0.52%       0.25%        0.42%               1.19%
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS B        0.52%       1.00%        0.42%               1.94%
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS C        0.52%       1.00%        0.42%               1.94%
----------- ------------- --------- -------------- ------------------------
----------- ------------- --------- -------------- ------------------------
CLASS Y        0.52%       0.00%        0.42%               0.94%
----------- ------------- --------- -------------- ------------------------


* From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fee or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Total Fund Operating Expenses for High Yield Bond Fund do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restated to reflect current fees, Total Fund Operating Expenses for High Yield Bond Fund would have been 1.21% for Class A, 1.96% for Class B, 1.95% for Class C and 0.96% for Class Y for the fiscal year ended April 30, 1999.

**The expenses shown reflect contractual rate charges made on January 3, 2000. At the time the Fund's advisory fee was reduced in order to offset an increase in the Fund's administrative services fee.

The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in High Income Fund versus High Yield Bond Fund and for High Yield Bond Fund pro forma, assuming the merger takes place, and is for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) and that you reinvest all of your dividends. Your actual costs may be higher or lower. For Class C shares of High Yield Bond Fund pro forma, the maximum 2% CDSC has been applied rather than the maximum 1% CDSC which will be applicable with regard to Class C shares of High Income Fund purchased before February 1, 2000 and exchanged for Class C shares of High Yield Bond Fund.

EXAMPLE OF FUND EXPENSES

-------------------------------------------------------- --- -------------------------------------------------------------
HIGH INCOME FUND                                             HIGH YIELD BOND FUND
-------------------------------------------------------- --- -------------------------------------------------------------
---------------------------------------- --------------- --- ---------------------------------------- --------------------
ASSUMING REDEMPTION AT END OF PERIOD     ASSUMING NO         ASSUMING REDEMPTION AT END OF PERIOD     ASSUMING NO
                                         REDEMPTION                                                   REDEMPTION
---------------------------------------- --------------- --- ---------------------------------------- --------------------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
          CLASS   CLASS   CLASS  CLASS   CLASS   CLASS               CLASS   CLASS B  CLASS C  CLASS   CLASS B   CLASS C
            A       B       C      Y       B       C                   A                         Y
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER 1   $596    $703    $403   $102    $203    $203        AFTER   $604    $711     $410     $110   $211       $210
YEAR                                                         1 YEAR
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER 3   $853    $927    $627   $318    $627    $627        AFTER   $876    $952     $649     $343   $652       $649
YEARS                                                        3
                                      YEARS
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER 5   $1,129  $1,278  $1,078 $552    $1,078  $1,078      AFTER   $1,169  $1,319   $1,114   $595   $1,119     $1,114
YEARS                                                        5
                                      YEARS
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------
AFTER     $1,915  $2,043  $2,327 $1,225  $2,043  $2,327      AFTER   $2,000  $2,129   $2,400   $1,317 $2,129     $2,400
10 YEARS                                                     10
                                      YEARS
--------- ------- ------- ------ ------- ------- ------- --- ------- ------- -------- -------- ------ ---------- ---------

--------------------------------------------------------------------------------
                              HIGH YIELD BOND FUND
                                    PRO FORMA
--------------------------------------------------------------------------------
--------------------------------------------------------------- ----------------
             ASSUMING REDEMPTION AT END OF PERIOD               ASSUMING NO
                                                                REDEMPTION
--------------------------------------------------------------- ----------------
-------------- ---------- ----------- ---------- --------- ---------- ----------
               CLASS A    CLASS B     CLASS C    CLASS Y   CLASS B    CLASS C
-------------- ---------- ----------- ---------- --------- ---------- ----------
-------------- ---------- ----------- ---------- --------- ---------- ----------
AFTER 1 YEAR   $591       $697        $397       $96       $197       $197
-------------- ---------- ----------- ---------- --------- ---------- ----------
-------------- ---------- ----------- ---------- --------- ---------- ----------
AFTER 3 YEARS  $835       $909        $609       $300      $609       $609
-------------- ---------- ----------- ---------- --------- ---------- ----------
-------------- ---------- ----------- ---------- --------- ---------- ----------
AFTER 5 YEARS  $1,098     $1,247      $1,047     $520      $1,047     $1,047
-------------- ---------- ----------- ---------- --------- ---------- ----------
-------------- ---------- ----------- ---------- --------- ---------- ----------
AFTER 10 YEARS $1,850     $1,979      $2,264     $1,155    $1,979     $2,264
-------------- ---------- ----------- ---------- --------- ---------- ----------


HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

The following charts show how each Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

YEAR-BY-YEAR TOTAL RETURN (%)

The chart below shows the percentage gain or loss for High Income Fund's Class A shares and for High Yield Bond Fund's Class B shares in each of the past ten calendar years (or, in the case of High Income Fund, since the inception of the class on June 23, 1998). For each Fund, the class shown is the oldest class. The chart should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. The expenses of High Yield Bond Fund's Class B shares are higher than the expenses of High Income Fund's Class A shares due to the difference in Rule 12b-1 fees (Rule 12b-1 fees paid by Class A are 0.25% and by Class B are 1.00%). If the performance of High Income Fund's Class B shares were shown on the chart for the same periods as the Fund's Class A shares, performance would have been lower. This chart includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

--------------------------------------- --------------------------------------------------------------------
HIGH INCOME FUND (CLASS A)              HIGH YIELD BOND FUND (CLASS B)
--------------------------------------- --------------------------------------------------------------------
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
         `95   `96    `97   `98   `99          `90   `91    `92   `93    `94   `95   `96    `97   `98   `99
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
20%                                     20%          41.79        26.22
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
15%                                     15%                 18.10
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
10%                                     10%                                                 12.96
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
5%                                2.79  5%                                     9.79  10.60              6.59
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
0                                       0                                                         -2.53
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-5%                                     -5%
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----
-10%                                    -10%   -21.79                    -12.19
-------- ----- ------ ----- ----- ----- ------ ----- ------ ----- ------ ----- ----- ------ ----- ----- ----

BEST QUARTER:     4TH QUARTER 1999  +3.29%                    BEST QUARTER:     1ST QUARTER 1991 +13.03%
WORST QUARTER:    3RD QUARTER 1999  - 2.33%                   WORST QUARTER:    4TH QUARTER 1990 - 11.65%
Year to date total return through 3/31/2000 is -2.04%.        Year to date total return through 3/31/2000 is -1.88%.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED 12/31/1999)

The next table lists each Fund's average annual total return by class over the past one, five and ten years and/or since inception (through 12/31/1999), including applicable sales charges, if any. This table is intended to provide you with some indication of the risks of investing in each Fund. At the bottom of each table you can compare High Income Fund's performance with the Merrill Lynch High Yield Master Index II (MLHY2) and High Yield Bond Fund's performance with the Merrill Lynch High Yield Master Index ("MLHYMI"). Both indexes provide a broad-based unmanaged measure of the performance of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. It is not possible to invest directly in an index.

----------------------------------------------------------------- --- -----------------------------------------------------------
HIGH INCOME FUND*                                                     HIGH YIELD BOND FUND**
----------------------------------------------------------------- --- -----------------------------------------------------------
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
              Inception   1 year   5 year     10    Performance                  Inception  1 year  5 year  10 year  Performance
              Date of                         year  Since                        Date of                             Since
              Class                                 6/23/1998                    Class                               9/11/1935
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
Class A       6/23/1998   2.08%    N/A        N/A   -3.49%            Class A    1/20/1998  2.28%   7.09%   7.88%    8.44%
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
Class B       10/18/1999  -2.01%   N/A        N/A   -2.41%            Class B    9/11/1935  1.69%   7.06%   7.54%    8.29%
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
Class C       6/23/1998   0.51%    N/A        N/A   -1.47%            Class C    1/21/1998  4.63%   7.34%   7.54%    8.27%
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
Class Y       10/18/1999  2.85%    N/A        N/A   -0.31%            Class Y    4/14/1998  7.65%   8.35%   8.63%    8.58%
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------
MLHY2                     1.57%    N/A        N/A   0.50%             MLHYI                 3.66%   9.01%   11.08%   N/A
------------- ----------- -------- ---------- ----- ------------- --- ---------- ---------- ------- ------- -------- ------------

*Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

**Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fee applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B and Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

Important information about High Yield Bond Fund is also contained in management's discussion of High Yield Bond Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in High Yield Bond Fund's most recent annual report.

WHO WILL BE THE INVESTMENT ADVISOR AND PORTFOLIO MANAGER OF MY FUND AFTER THE MERGER? WHAT WILL THE ADVISORY FEE BE AFTER THE MERGER?

MANAGEMENT OF THE FUNDS

The overall management of High Yield Bond Fund and High Income Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Fixed Income Trust.

INVESTMENT ADVISOR         Evergreen Investment Management Company ("EIMCO") is the investment advisor to High Yield Bond  Fund.

                           Facts about EIMCO:
                           o    Is a  subsidiary  of First Union  National  Bank
                                ("FUNB"),  which is a subsidiary  of First Union
                                Corporation  ("First  Union"),  the 6th  largest
                                bank holding  company in the United States based
                                on total assets as of March 31, 2000.
                           o    Has served as investment advisor to the Fund, along with its predecessors, since 1935.
                           o    Manages over $10 billion in assets for 28 of the Evergreen Funds.
                           o    Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $82.5 billion as of March 31, 2000.
                           o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.

PORTFOLIO MANAGEMENT        The  day-to-day  management of High Yield
                            Bond Fund has been handled  since  February  1997 by
                            Prescott B. Crocker,  CFA, a Senior Vice  President,
                            senior portfolio  manager and head of the high yield
                            bond team for EIMCO.  Mr.  Crocker  joined  EIMCO in
                            February  1997 when he took over  management of High
                            Yield  Fund as well as  Evergreen  Strategic  Income
                            Fund.  From 1993 until he joined EIMCO,  Mr. Crocker
                            held   various    positions   at   Boston   Security
                            Counselors, including President and Chief Investment
                            Officer.  Mr.  Crocker  has been a  professional  in
                            fixed income investment management since 1974.

ADVISORY FEES              For its management and supervision of the daily business affairs of High Yield Bond Fund, EIMCO is entitled to receive an annual fee equal to:
                           2.0% of gross dividend and interest income, plus 0.41% of the first $100 million of the Fund's average daily net assets, plus 0.36% of the next $100 million in assets, plus 0.31% of the next $100 million in assets plus 0.26% of the next $100 million in assets plus 0.21% of the next $100 million in assets, plus 0.16% of amounts over $500 million.

EIMCO MAY, AT ITS DISCRETION, REDUCE OR WAIVE ITS FEE OR REIMBURSE THE FUND FOR CERTAIN OF ITS OTHER EXPENSES IN ORDER TO REDUCE THE EXPENSE RATIOS. UNLESS OTHERWISE AGREED UPON, EIMCO MAY ALSO REDUCE OR CEASE THESE VOLUNTARY WAIVERS AND REIMBURSEMENTS AT ANY TIME.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE MERGER?

Prior to or at the completion of the Merger, High Income Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving High Yield Bond Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of High Yield Bond Fund that are received by High Income Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of High Income Fund in the hands of High Yield Bond Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by High Yield Bond Fund upon the receipt of the assets of the Fund in exchange for shares of High Yield Bond Fund and the assumption by High Yield Bond Fund of High Income Fund's identified liabilities.

                                      RISKS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each Fund.

----------------------------------- --------------------------------------------
HIGH INCOME FUND                    HIGH YIELD BOND FUND
----------------------------------- --------------------------------------------
--------------------------------------------------------------------------------


Both Funds are highly subject to CREDIT RISK. Both Funds invest primarily in securities that are below investment grade (i.e., securities rated below Baa by Moody's, below BBB by S&P, or unrated securities of comparable quality).
--------------------------------------------------------------------------------

Funds investing primarily in below investment grade securities, commonly known as "junk bonds", generally are highly subject to credit risk. Credit risk is the risk that an issuer of a debt security will be unable to repay principal and/or pay interest on the security on time. If this were to happen, the Fund could lose some or all of its investment in the security, and/or could be required to lower the dividends it pays on its shares. Alternatively, a Fund could be required to sell the security for an amount substantially below what the Fund paid for it. Even if the issuer of the security did not actually default on its payments, the value of the security could decline if the issuer came to be perceived as being more likely to default. Below investment grade securities generally are considered to be subject to greater credit risk than higher quality securities because the issuers of below investment grade securities generally are viewed as having greater potential for default than issuers of higher quality bonds. An issuer's ability to make principal and interest payments on its below investment grade debt may be dramatically affected by developments impacting its financial performance, including developments within the markets or industries in which it operates and changes in general economic conditions. Issuers of lower-rated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Further, the risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

--------------------------------------------------- ---------------------------------------------------------------
HIGH INCOME FUND                                       HIGH YIELD BOND FUND
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
o Is subject to FOREIGN SECURITIES RISK.  A small   o Is subject to FOREIGN SECURITIES RISK.  Up to 50% of
  portion of its assets may be invested in foreign    its assets may be invested in foreign securities.
  securities.

--------------------------------------------------- ---------------------------------------------------------------

Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other risks include possible political and social instability, expropriation, the imposition of withholding taxes on interest or other income, the lack of available information about a security or company, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. Because High Yield Bond Fund may invest a greater percentage of its assets in foreign securities, it is subject to the risks of foreign investments to a greater extent than is High Income Fund.

---------------------------------------------- ---------------------------------
HIGH INCOME FUND                               HIGH YIELD BOND FUND
---------------------------------------------- ---------------------------------
--------------------------------------------------------------------------------

Both Funds are subject to INTEREST RATE RISK. Both Funds invest a significant portion of their portfolios in debt securities.

--------------------------------------------------------------------------------

Interest rate risk is triggered by the tendency for the value of debt securities to fall when interest rates go up. If interest rates rise, then the value of the Funds' securities may decline. The longer the term of a bond or fixed income investment, the more sensitive it will be to fluctuations in value from interest rate changes. The effective maturity of High Income Fund is 10.5 years, the effective maturity of High Yield Bond Fund is 8.8 years. The average duration of High Income Fund's portfolio of securities is 4.5 years, and the average duration of High Yield Bond Fund's portfolio of securities is 4.6 years. When interest rates go down, interest earned by the Funds on their investments may also decline, which could cause the Funds to reduce the dividends they pay.

----------------------------------------------------------------- --------------
HIGH INCOME FUND                                                  HIGH YIELD BOND FUND
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Is subject to MORTGAGE-BACKED SECURITIES RISK.  The Fund may at   Is subject to MORTGAGE-BACKED SECURITIES RISK.  The Fund may
times hold a substantial portion of its assets in                 invest a small portion of its assets (normally, less than
mortgage-backed and other asset-backed securities.                10%) in mortgage-backed and other asset-backed securities.
----------------------------------------------------------------- ---------------------------------------------------------------

Investments in mortgage-backed and other asset-backed securities, like investments in other debt securities, are generally affected by changes in interest rates. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment or mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal. Because High Income Fund may invest a greater percentage of its assets in mortgage-backed and other asset-backed securities, it is subject to the risks associated with investing in mortgage-backed and other asset-backed securities to a greater extent than is High Yield Bond Fund.

ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

In connection with their investments in foreign securities, both Funds may engage in foreign currency transactions, including entering into currency futures contracts and forward currency exchange contracts. Such transactions generally will be entered into to protect a Fund against declines in the value of one or more currencies in which its securities are denominated relative to other currencies including the U.S. dollar. Although a Fund uses these contracts to hedge the value of securities it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates.

Both Funds may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars, in order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio. The Funds intend to use the interest rate transactions as a hedge and not as a speculative investment. A Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Both Funds may also borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase losses. The High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of its portfolio.

The portfolio turnover rate for High Yield Bond Fund has been higher that that for High Income Fund due to the portfolio manager's active portfolio management style. High portfolio turnover may cause a Fund to realize capital gains which, if distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may also result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and its shareholders.

                               MERGER INFORMATION

REASONS FOR THE MERGER

At a regular meeting held on March 23-24, 2000, all of the Trustees of Evergreen Fixed Income Trust, including the Independent Trustees, considered and approved the Merger; they determined that it was in the best interests of shareholders of High Income Fund and that the interests of existing shareholders of High Income Fund will not be diluted as a result of the transactions contemplated by the Merger.

Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered among other things:

o        the terms and conditions of the Merger;

o whether the Merger would result in the dilution of shareholders' interests;

o        expense ratios, fees and expenses of High Yield Bond Fund and High
         Income Fund;

o        the comparative performance records of each Fund;

o compatibility of the Funds' investment objectives and principal investment strategies;

o the fact that FUNB will bear the expenses incurred by High Income Fund and High Yield Bond Fund in connection with the Merger;

o the fact that High Yield Bond Fund will assume the identified liabilities of High Income Fund;

o the fact that the Merger is expected to be tax free for federal income tax purposes; and

o alternatives available to shareholders of High Income Fund, including the ability to redeem their shares.

During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

In approving the Merger, the Trustees considered the fact that both Funds have similar investment objectives, policies and strategies, as well as similar portfolio characteristics including credit quality, effective maturity and duration. The Trustees also considered the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining High Income Fund with High Yield Bond Fund. As of [February 29, 2000], High Yield Bond Fund's total assets were approximately [$347] million and High Income Fund's total assets were approximately [$219] million. By merging the Fund into High Yield Bond Fund, shareholders of High Income Fund would have the benefit of a larger fund with greater investment flexibility than High Income Fund.

The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of High Yield Bond Fund is higher than that of High Income Fund. The Trustees noted that, based on information provided by EIMCO, the Merger would result in a reduction in High Income Fund's expense ratio of approximately 6 basis points (0.06%).

In addition, assuming that an alternative to the Merger would be for High Income Fund to maintain its separate existence, EIMCO believes that the prospect of dividing the resources of the Evergreen Fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.

AGREEMENT AND PLAN OF REORGANIZATION

The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

The Plan provides that High Yield Bond Fund will acquire all of the assets of High Income Fund in exchange for shares of High Yield Bond Fund and the assumption by High Yield Bond Fund of the identified liabilities of High Income Fund on or about July 24, 2000 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, High Income Fund will endeavor to discharge all of its known liabilities and obligations. High Yield Bond Fund will not assume any liabilities or obligations of High Income Fund other than those reflected in an unaudited statement of assets and liabilities of High Income Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). The number of full and fractional shares of each class of High Yield Bond Fund to be received by the shareholders of High Income Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of High Income Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of High Income Fund by the net asset value per share of the respective class of shares of High Yield Bond Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of High Yield Bond Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

At or prior to the Closing Date, High Income Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

As soon after the Closing Date as conveniently practicable, High Income Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of High Yield Bond Fund received by High Income Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of High Income Fund's shareholders on High Yield Bond Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of High Yield Bond Fund due to the Fund's shareholders. All issued and outstanding shares of High Income Fund, including those represented by certificates, will be canceled. The shares of High Yield Bond Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, High Income Fund will be terminated.

The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by High Income Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax
Consequences" below. Notwithstanding approval of High Income Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of High Income Fund and High Yield Bond Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

Whether or not the Merger is consummated, FUNB will pay the expenses incurred by High Income Fund and High Yield Bond Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by High Income Fund, High Yield Bond Fund or their shareholders.

If High Income Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

The Merger is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, High Income Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

(1) The transfer of all of the assets of High Income Fund solely in exchange for shares of High Yield Bond Fund and the assumption by High Yield Bond Fund of the identified liabilities, followed by the distribution of High Yield Bond Fund's shares by High Income Fund in dissolution and liquidation of High Income Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and High Yield Bond Fund and High Income Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

(2) No gain or loss will be recognized by High Income Fund on the transfer of all of its assets to High Yield Bond Fund solely in exchange for High Yield Bond Fund's shares and the assumption by High Yield Bond Fund of the identified liabilities of High Income Fund or upon the distribution of High Yield Bond Fund's shares to High Income Fund's shareholders in exchange for their shares of High Income Fund;

(3) The tax basis of the assets transferred will be the same to High Yield Bond Fund as the tax basis of such assets to High Income Fund immediately prior to the Merger, and the holding period of such assets in the hands of High Yield Bond Fund will include the period during which the assets were held by High Income Fund;

(4) No gain or loss will be recognized by High Yield Bond Fund upon the receipt of the assets from High Income Fund solely in exchange for the shares of High Yield Bond Fund and the assumption by High Yield Bond Fund of the identified liabilities of High Income Fund;

(5) No gain or loss will be recognized by High Income Fund's shareholders upon the issuance of the shares of High Yield Bond Fund to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of High Income Fund; and

(6) The aggregate tax basis of the shares of High Yield Bond Fund, including any fractional shares, received by each of the shareholders of High Income Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of High Income Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of High Yield Bond Fund, including fractional shares, received by each such shareholder will include the period during which the shares of High Income Fund exchanged therefor were held by such shareholder (provided that the shares of High Income Fund were held as a capital asset on the date of the Merger).

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of High Income Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of High Yield Bond Fund shares he or she received. Shareholders of High Income Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of High Income Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

Any capital loss carryforwards of High Income Fund will be available to High Yield Bond Fund to offset capital gains recognized after the Merger subject to limitations imposed by the Code. These limitations provide generally that the amount of loss carryforward may be used in any year following the Closing Date in an amount equal to the value of all of the outstanding stock of High Income Fund immediately prior to the Merger, multiplied by a long-term tax-exempt bond rate determined monthly by the Internal Revenue Service. A capital loss carryforward may generally be used without any limit to offset gains recognized during the five-year period beginning on the date of the Merger on the sale of assets transferred by High Income Fund to High Yield Bond Fund pursuant to the Merger, to the extent of the excess of the value of any such asset on the Closing Date over its tax basis.

PRO-FORMA CAPITALIZATION

The following table sets forth the capitalizations of High Income Fund and High Yield Bond Fund as of October 31, 1999 and the capitalization of High Yield Bond Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 2.68%, 2.68%, 2.68% and 2.68% Class A, Class B, Class C and Class Y shares, respectively, of High Yield Bond Fund issued for each Class A, Class B, Class C and Class Y share, respectively, of High Income Fund.

                CAPITALIZATION OF HIGH INCOME FUND, HIGH YIELD BOND FUND AND HIGH YIELD BOND FUND (PRO FORMA)



                                 HIGH INCOME FUND              HIGH YIELD BOND FUND        HIGH YIELD BOND FUND (AFTER
                                                                                                   MERGER)
Net Assets
Class A                           $141,651,477                    $305,826,079                    $447,477,556
Class B                               $107,795                     $43,519,669                     $43,627,464
Class C                           $105,435,783                      $1,569,225                    $107,005,008
Class Y                                   $995                      $3,820,571                      $3,821,566
                                  ------------                    ------------                    ------------
Total Net Assets                  $247,196,050                    $354,735,544                    $601,931,594
Net Asset Value Per Share
Class A                                      $10.22                           $3.82                           $3.82
Class B                                      $10.22                           $3.82                           $3.82
Class C                                      $10.22                           $3.82                           $3.82
Class Y                                      $10.22                           $3.82                           $3.82
Shares Outstanding
Class A                           13,857,857                      80,090,114                       117,186,059
Class B                               10,544                      11,397,198                        11,425,428
Class C                           10,314,034                         410,934                        28,021,438
Class Y                                   97                       1,000,548                         1,000,809
                                  ----------                     -----------                     -------------
All Classes                       24,182,532                      92,898,794                       157,633,733


The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

DISTRIBUTION OF SHARES

Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of shares of High Yield Bond Fund and High Income Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

In the proposed Merger, High Income Fund shareholders will receive shares of High Yield Bond Fund having the same class designation, and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees, as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, High Income Fund shareholders will receive High Yield Bond Fund shares without paying any initial sales charge or CDSC as a result of the Merger. High Yield Bond Fund Class B and Class C shares received by High Income Fund shareholders as a result of the Merger will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of High Income Fund shares and will be subject to the CDSC schedule applicable to the shares on the date of the original purchase of High Income Fund shares.

The following is a summary description of charges and fees for the Class A, Class B, Class C and Class Y shares of High Yield Bond Fund which will be received by High Income Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the High Yield Bond Fund and High Income Fund prospectuses and in the Funds' statements of additional information.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charge applicable to the purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of High Yield Bond Fund. No initial sales charge will be imposed on Class A shares of High Yield Bond Fund received by High Income Fund's shareholders as a result of the Merger.

CLASS B SHARES. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1% if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution related fees and shareholder servicing-related fees as described below. Class B shares convert to Class A shares after seven years following the month in which they were purchased. For purposes of determining when Class B shares issued in the Merger to shareholders of High Income Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of High Income Fund were originally purchased.

Class B shares are subject to higher distribution-related and shareholder servicing related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

CLASS C SHARES. Class C shares are sold without initial sales charges, but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares issued in connection with the Merger are subject to the CDSC schedule in place at the time of their original purchase. Class C shares purchased before February 1, 2000 are subject to a 1.00% CDSC if such shares are redeemed within 13 months of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares purchased after February 1, 2000 are subject to a 2.00% CDSC if such shares are redeemed within 13 months of purchase, and a 1.00% CDSC if redeemed within 12 months thereafter. No CDSC is imposed on amounts redeemed after 25 months. Certain shareholders of High Income Fund may be subject to a different CDSC schedule that was in effect at the time their shares were purchased. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

CLASS Y SHARES. Class Y shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the prospectus for High Yield Bond Fund.

Additional information regarding the classes of shares of each Fund is included in its prospectus and statement of additional information.

DISTRIBUTION-RELATED AND SHAREHOLDER SERVICING-RELATED EXPENSES. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment in respect of "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Merger, High Yield Bond Fund may make distribution-related and shareholder servicing-related payments with respect to High Income Fund shares sold prior to the Merger.

Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

No Rule 12b-1 plan has been adopted for the Class Y shares of either Fund.

PURCHASE AND REDEMPTION PROCEDURES

Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares -Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectuses. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

DIVIDEND POLICY

Each Fund distributes its investment company taxable income monthly and its net realized gains at least annually. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

After the Merger, shareholders of High Income Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from High Yield Bond Fund reinvested in shares of High Yield Bond Fund. Shareholders of High Income Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from High Yield Bond Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of High Yield Bond Fund.

Both High Yield Bond Fund and High Income Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



                       INFORMATION ON SHAREHOLDERS' RIGHTS



FORM OF ORGANIZATION

Evergreen Fixed Income Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Fixed Income Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. High Yield Bond Fund and High Income Fund are series of Evergreen Fixed Income Trust.

CAPITALIZATION

The  beneficial  interests  in High  Yield  Bond Fund and High  Income  Fund are
represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Fixed Income Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

SHAREHOLDER LIABILITY

Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Fixed Income Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Fixed Income Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Fixed Income Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Fixed Income Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Fixed Income Trust is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

Evergreen Fixed Income Trust on behalf of High Yield Bond Fund and High Income Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Fixed Income Trust. In addition, Evergreen Fixed Income Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Fixed Income Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Under the Declaration of Trust of Evergreen Fixed Income Trust, each share of High Yield Bond Fund and High Income Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

LIQUIDATION

In the event of the liquidation of High Yield Bond Fund or High Income Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

Under the Declaration of Trust of Evergreen Fixed Income Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Fixed Income Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

This prospectus/proxy statement is being sent to shareholders of High Income Fund in connection with a solicitation of proxies by the Trustees of Evergreen Fixed Income Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m., July 14, 2000, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of High Income Fund on or about May 26, 2000. Only shareholders of record as of the close of business on April 28, 2000 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Fixed Income Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of High Income Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present.

In voting for the Merger, all classes of High Income Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share.

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of High Income Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Shareholder
Communications Corporation, the Fund's proxy solicitor. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement, vote by telephone, fax or by the Internet or attend in person. (See the back of this document for voting instructions.) Any proxy given by you is revocable.

If High Income Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Fixed Income Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of High Yield Bond Fund which they receive in the transaction at their then-current net asset value. Shares of High Income Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of High Income Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

High Income Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Fixed Income Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

The votes of the shareholders of High Yield Bond Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise High Income Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

SHAREHOLDER INFORMATION

As of the Record Date, the following number of each class of shares of beneficial interest of High Income Fund was outstanding:

CLASS OF SHARES      NUMBER OF SHARES
Class A
Class B
Class C
Class Y
                     ==================
All Classes


As of the Record Date, the officers and Trustees of Evergreen Fixed Income Trust beneficially owned as a group less than 1% of the outstanding shares of High Income Fund and High Yield Bond Fund. To Evergreen Fixed Income Trust's knowledge, the following persons owned beneficially or of record more than 5% of High Yield Fund's total outstanding shares as of the Record Date:

NAME AND ADDRESS                     CLASS    NO. OF SHARES       PERCENTAGE OF SHARES OF        PERCENTAGE OF SHARES OF
                                                                     CLASS BEFORE MERGER            CLASS AFTER MERGER
----------------                     -----    -------------       ------------------------       -----------------------
CHARLES SCHWAB & CO. INC.            ____         ______                    _____                         _____
SPECIAL CUSTODY ACCOUNT
EXCLUSIVE BENEFIT OF CUSTOMERS
REINVEST ACCOUNT
ATTN: MUTUAL FUND
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104-4122

FIRST UNION NATIONAL BANK EB/INT     ____         _____                     _____                         _____
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FL, CMG  1151
CHARLOTTE, NC 28202-1151


To Evergreen Fixed Income Trust's knowledge, the following persons owned beneficially or of record more than 5% of High Income Fund's total outstanding shares as of the Record Date:

NAME AND ADDRESS                     CLASS    NO. OF SHARES       PERCENTAGE OF SHARES OF        PERCENTAGE OF SHARES OF
                                                                     CLASS BEFORE MERGER            CLASS AFTER MERGER
----------------                     -----    -------------       ------------------------       -----------------------
CHARLES SCHWAB & CO. INC.            ____         _____                     _____                         _____
SPECIAL CUSTODY ACCOUNT
EXCLUSIVE BENEFIT OF CUSTOMERS
REINVEST ACCOUNT
ATTN: MUTUAL FUND
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104-4122

FIRST UNION NATIONAL BANK EB/INT     ____         _____                     _____                         _____
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FL, CMG  1151
CHARLOTTE, NC 28202-1151


                        FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of High Yield Bond Fund as of April 30, 1999, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of High Income Fund as of September 30, 1999, and the financial highlights and financial statements for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

Certain legal matters concerning the issuance of shares of High Yield Bond Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

High Income Fund and High Yield Bond Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                                 OTHER BUSINESS

The Trustees of Evergreen Fixed Income Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF EVERGREEN FIXED INCOME TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

May 26, 2000

                INSTRUCTIONS FOR VOTING AND EXECUTING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe, Treasurer
           c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                      John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                             John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY
       VOTE BY TELEPHONE:                                                    VOTE BY INTERNET:
1.       Read the PROSPECTUS/PROXY STATEMENT and have your
         PROXY CARD at hand.                                     1.       Read the PROSPECTUS/PROXY STATEMENT and have your
2.       Call toll-free 800-645-8640.                                     PROXY CARD at hand.
3.       Enter the 12-digit CONTROL NUMBER found on your PROXY
         CARD.                                                   2.       Go to website indicated on your PROXY CARD and
4.       Follow the simple recorded instructions.                         follow the voting instructions.

       VOTE BY FAX:
1. Read the PROSPECTUS/PROXY STATEMENT and have your completed PROXY CARD at hand.
2. Fax BOTH FRONT AND BACK SIDES of your proxy card by calling the number indicated on your PROXY CARD and following the voting instructions.


The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone, fax or the Internet.

If you have any questions about the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640.

                                                                 EXHIBIT A

                      FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 2000, by and between Evergreen Fixed Income Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen High Yield Bond Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen High Income Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the  Trustees of the Trust have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                      A-24

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.


         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.


         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.


         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class Y shares of the Selling Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about July 24, 2000 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.


         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.


                 (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1999 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1999 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.


                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund=s shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.


                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.


                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The unaudited semi-annual financial statements of the Acquiring Fund at October 31, 1999 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since October 31, 1999 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.


                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.


         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:


         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.


                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND


         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.


                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.
                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquired Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.


         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust=s Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.


         8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund=s management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus\Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.


                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.


         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.



         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                        EVERGREEN FIXED INCOME TRUST
                                        ON BEHALF OF EVERGREEN HIGH
                                        YIELD BOND FUND

                                        By:

                                        Name:

                                        Title:



                                        EVERGREEN FIXED INCOME TRUST
                                        ON BEHALF OF EVERGREEN HIGH
                                        INCOME FUND

                                        By:

                                        Name:

                                        Title:

                                                                     EXHIBIT B



                                   EVERGREEN
                             High Yield Bond Fund

                    Fund at a Glance as of October 31, 1999

Portfolio
Management
 ---------

[PHOTO]

Prescott B. Crocker, CFA
Tenure: February 1997

CURRENT INVESTMENT STYLE /1/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 10/31/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

Funds that invest in high yield, lower rated bonds may contain more risk due to the increased possibility of default.

The LBABI and the MLHYMI are unmanaged indices and do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Performance and Returns/2/

Portfolio Inception Date 9/11/1935     Class A   Class B    Class C    Class Y
Class Inception Date                 1/20/1998  9/11/1935  1/21/1998  4/14/1998
 ...............................................................................
Average Annual Returns*
 ...............................................................................
6 months with sales charge                -6.07%   -6.52%   -2.76%       n/a
 ...............................................................................
6 months w/o sales charge                 -1.44%   -1.82%   -1.82%     -1.32%
------------------------------------------------------------------------------
1 year with sales charge                   3.63%    2.98%    6.94%       n/a
------------------------------------------------------------------------------
1 year w/o sales charge                    8.74%    7.94%    7.94%      9.01%
------------------------------------------------------------------------------
3 years                                    4.18%    4.30%    5.13%      6.08%
------------------------------------------------------------------------------
5 years                                    5.64%    5.61%    5.88%      6.88%
------------------------------------------------------------------------------
10 years                                   7.17%    6.83%    6.83%      7.92%
------------------------------------------------------------------------------
Since Portfolio Inception                  8.39%    8.24%    8.22%      8.53%
------------------------------------------------------------------------------
Maximum Sales Charge                       4.75%    5.00%    1.00%       n/a
                                         Front End  CDSC     CDSC
 ...............................................................................
30-day SEC yield                           8.22%    7.87%    7.87%      8.90%
 ...............................................................................
6-month distributions
per share                                  $0.18    $0.17   $0.17      $0.19
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charge.


                                LONG TERM GROWTH

                                  [LINE GRAPH]

                          Lehman Brothers     Evergreen High     ML High Yield
                CPI          Aggregate         Yield Bond B        Master I
                ---       ---------------     --------------     -------------
10/31/89      10,000          10,000              10,000            10,000
10/31/90      10,629          10,631               8,088            10,293
10/31/91      10,939          12,312              10,725            10,339
10/31/92      11,290          13,523              12,371             9,871
10/31/93      11,600          15,128              15,643            10,190
10/31/94      11,903          14,573              14,546            10,026
10/31/95      12,237          16,853              15,691            10,082
10/31/96      12,604          17,839              16,656            10,087
10/31/97      12,866          19,430              18,902            10,051
10/31/98      13,057          21,238              17,937             9,786
10/31/99      13,432          21,351              19,357             9,946


Comparison of a $10,000 investment in Evergreen High Yield Bond Fund, Class B Shares/2/, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged, fixed-income index of U.S. government, corporate and mortgage-backed securities. It represents the price change and coupon income of several thousand securities of various credit qualities and maturities.

The Merrill Lynch High Yield Master Index is a broad-based measure of the performance of the non-investment grade U.S. bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default.

                                   EVERGREEN
                             High Yield Bond Fund

                          Portfolio Manager Interview

How did Evergreen High Yield Bond Fund perform over the past six months?

The Fund performed well when measured against its competitive universe. For the six-month period ended October 31, 1999, Class B shares returned -1.82%. Performance is before deduction of any applicable sales charges. In comparison, the average return for the high yield bond funds followed by Lipper, Inc., an independent monitor of mutual fund performance, was -3.53%. The Merrill Lynch High Yield Master Index, the Fund's benchmark, returned -2.69% for the same period. While we are disappointed to see negative returns, we attribute the Fund's absolute performance to the extremely negative interest rate environment in both global and domestic markets. We believe the Fund outperformed its competitive group because it maximized its weighting in sectors that generated the strongest performance in the high yield bond market, and had little to no weighting in those sectors that most significantly underperformed.


                        Portfolio
                      Characteristics
                      ---------------
  Total Net Assets                       $354,735,544
  ...................................................
  Average Credit Quality                            B
  ...................................................
  Average Maturity                          8.9 years
  ...................................................
  Average Duration                          4.6 years
  ...................................................

What caused bond prices to fall?

High yield bond prices fell because of rising interest rates, a rising default rate, which prompted growing concerns about credit risk, and reduced market liquidity. Higher interest rates pushed bond prices lower, as investors became increasingly concerned that stronger-than-expected economic growth would renew inflation. As we entered 1999, many investors expected fragile recoveries from 1998's international financial crisis to dampen U.S. economic growth. Instead, the turnaround in many foreign economies was faster and more sustainable than investors anticipated. Meanwhile, economic growth in the United States remained vibrant. Investors, concerned about inflationary pressures, reacted negatively to a particularly strong labor market and rising commodity prices. The Federal Reserve Board echoed these concerns, raising interest rates two times during the period.

Prices in the high yield bond market slumped even further on news of a rising default rate and restricted market liquidity. Much of the default rate's increase was due to the relaxed underwriting standards of 1997 and 1998. At that time, a healthy economy, strong cash flows and the low level of interest rates caused many investors to stretch for yield. Many investors relaxed their credit standards to put heavy cash flows to work and secure what appeared to be attractive yields. Further, underwriters attempted to meet strong investor demand by bringing deals to market that would have not been accepted under more normal circumstances.

Restricted market liquidity also put pressure on prices. Cash flows into high yield bond funds slowed dramatically from recent years. On a year-to-date basis as of October 31, 1999, cash flows into high yield bond mutual funds declined to $5.9 billion from $19.3 billion for all of 1998, and were negative for much of the period. Further, many Wall Street firms reduced the capital allotted to their fixed-income trading desks in 1999, because of the heavy losses they incurred during 1998's financial crisis. Traders were reluctant to add to bond positions due to limited capital. As a result of their cautious bidding, price support eroded further.

                                   EVERGREEN
                             High Yield Bond Fund

                          Portfolio Manager Interview

                            PORTFOLIO CREDIT QUALITY
                     (based on 10/31/1999 portfolio assets)

                                  [PIE CHART]

BB -- 13.1%
B -- 75.2%
CCC -- 8.4%
CC -- 0.3%
Not Rated -- 3.0%

What strategies did you use in managing the Fund?

We used several strategies that helped protect the Fund from the market's deteriorating conditions. Credit selection was key. We emphasized large, liquid bond issues, maximizing the Fund's holdings in telecommunications and wireless communications-- sectors that generated the strongest performance. At the same time, the Fund had minimal to zero exposure to sectors that generated the weakest performance, namely food retailing, cosmetics and specialty retailing. We also reduced the Fund's "CCC"-rated position from 10% to 5%, early in the period, a move that benefited performance as investors became increasingly concerned about credit risk and reduced liquidity. Lastly, the Fund's holdings in equity warrants boosted performance, when their underlying stock prices rose along with the market. Warrants are options that give the holder a right to purchase the issuer's common stock at a specified price during a specified period of time.

                             PORTFOLIO COMPOSITION
                       (based on 10/31/1999 net assets)

Corporate Bonds -- 74.2%
Yankee Obligations -- 11.5%
Preferred Stocks -- 6.5%
Common Stocks and Warrants -- 4.7%
Other Investments and Other
 Assets and Liabilities (net) -- 3.1%

What is your outlook for high yield bonds over the next six months?

We are optimistic about the opportunities available in high yield bonds. As we write this report, heading into the final months of 1999, market conditions have begun to improve and a rally has commenced. We continue to monitor tight labor markets and stock market "exuberance". However, signs of a slower, but still solid rate of growth have emerged and inflation remains minimal. Further, the calendar for high yield bond issuance is light, which should relieve some of the supply/demand imbalance. A background of steady economic growth and low inflation should bode well for high yield bonds, prompting yield premiums to return to more normal historical standards and causing high yield bonds to outperform their higher-quality counterparts.

The events of the past fiscal period underscore the importance of understanding and monitoring credit risk in the high yield bond market. Your Fund's management team thoroughly analyzes and closely follows each portfolio holding. Additionally, the Fund is limited in the percentage of assets that can be invested in "CCC"-rated bonds and cannot invest in emerging market debt or equities. Through responsible risk management and careful security selection, your Fund's management team is dedicated to achieving superior investment results.

                          EVERGREEN FIXED INCOME TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                           EVERGREEN HIGH INCOME FUND

                                   a Series of

                          EVERGREEN FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                         EVERGREEN HIGH YIELD BOND FUND

                                   a Series of

                          EVERGREEN FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen High Income Fund ("High Income Fund"), a series of Evergreen Fixed Income Trust, to Evergreen High Yield Bond Fund ("High Yield Bond Fund"), a series of Evergreen Fixed Income Trust, in exchange for Class A, Class B, Class C and Class Y shares (to be issued to holders of Class A, Class B, Class C and Class Y shares, respectively, of High Income Fund,) of beneficial interest, $.001 par value per share, of High Yield Bond Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of High Yield Bond Fund dated September 30, 1999;

     (2) The Statement of Additional Information of High Income Fund dated February 1, 2000;

     (3)  Annual Report of High Yield Bond Fund for the year ended April 30,
          1999;

     (4) Semi-Annual Report of High Yield Bond Fund for the six-month period ended October 31, 1999;

     (5) Annual Report of High Income Fund for the year ended September 30, 1999; and

     (6)  Pro Forma Financial Statements for October 31, 1999.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of High Income Fund and High Yield Bond Fund dated May 26, 2000. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Fixed Income Trust at the telephone numbers or addresses set forth above.

     The date of this Statement of Additional Information is May 26, 2000.

                          EVERGREEN FIXED INCOME TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                September 1, 1999


            Evergreen Diversified Bond Fund ("Diversified Bond Fund")
               Evergreen High Yield Bond Fund ("High Yield Fund")
            Evergreen Strategic Income Fund ("Strategic Income Fund")
             Evergreen U.S. Government Fund ("U.S. Government Fund")
                     (Each a "Fund," together, the "Funds")

       Each Fund is a series of an open-end management investment company known as Evergreen Fixed Income Trust (the "Trust")




         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated September 1, 1999 for the Fund in which you are interested. The Funds are offered through the prospectus offering Class A, Class B, Class C and Class Y shares.

         Certain information may be incorporated by reference to the Funds' Annual Report dated April 30, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.


o:/efit-de/n-1a/sai'ltbf.doc

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY..........................................................1-1
INVESTMENT POLICIES....................................................1-1
OTHER SECURITIES AND PRACTICES.........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.......................................1-3
EXPENSES..............................................................1-11
PERFORMANCE...........................................................1-15
COMPUTATION OF CLASS A OFFERING PRICE ................................1-18
SERVICE PROVIDERS.....................................................1-18
FINANCIAL STATEMENTS..................................................1-20


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES..........2-1
PURCHASE AND REDEMPTION OF SHARES.....................................2-14
PRICING OF SHARES.....................................................2-14
SALES CHARGE WAIVERS AND REDUCTIONS...................................2-16
PERFORMANCE CALCULATIONS..............................................2-19
PRINCIPAL UNDERWRITER.................................................2-21
DISTRIBUTION EXPENSES UNDER RULE 12b-1................................2-22
TAX INFORMATION.......................................................2-25
BROKERAGE.............................................................2-28
ORGANIZATION..........................................................2-29
INVESTMENT ADVISORY AGREEMENT.........................................2-30
MANAGEMENT OF THE TRUST...............................................2-32
CORPORATE AND MUNICIPAL BOND RATINGS..................................2-34
ADDITIONAL INFORMATION................................................2-46



                                     PART 1

                                  TRUST HISTORY

         The Evergreen Fixed Income Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of Evergreen Fixed Income Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversified Funds:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect 75% of its total assets, a diversified investment company may not invest more that 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more that 10% of the outstanding voting securities securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:.

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.


         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

          6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.


Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Options
Futures Transactions
Foreign Securities  (Diversified Bond Fund, High Yield Fund and Strategic Income
   Fund)
Foreign Currency Transactions  (Diversified Bond Fund, High Yield Fund and
   Strategic Income Fund)
High Yield, High Risk Bonds  (Diversified Bond Fund, High Yield  Fund and
   Strategic  Income  Fund)
Illiquid  and  Restricted  Securities
Investment  in Other  Investment  Companies
Short Sales
Zero Coupon  "Stripped" Bonds
Mortgage-Backed   or  Asset-Backed   Securities
Limited   Partnerships (Diversified Bond Fund, High Yield Fund and Strategic
  Income Fund)


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of July 31, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of July 31, 1999.

                   ------------------------------------------------------

                    Diversified Bond Fund  Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        9.90%
                    CUSTOMERS
                    ATTN: FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Diversified Bond Fund  Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        15.43%
                    CUSTOMERS ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Diversified Bond Fund  Class C
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    SALOMON SMITH BARNEY INC                  20.80%
                    333 WEST 34TH ST- 3RD FL
                    NEW YORK, NY 10001
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        9.55%
                    CUSTOMERS ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    EDWIN D FORTINI TTEE                      7.82%
                    EDWIN D FORTINI REV LIVING TR
                    U/A 1/6/93
                    1224-86 AVE. NORTH
                    ST PETERSBURG, FL  33702
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    EDWARD REGISTRATO TTEE                    7.70%
                    MARGARET S PAHUTKA TRUST
                    U/A DTD 5 4 92
                    10104 WEST COGGINS DR
                    SUN CITY, AZ 85351
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    SALOMON SMITH BARNEY INC                  6.33%
                    333 WEST 34TH ST- 3RD FLOOR
                    NEW YORK, NY 10001
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    DONALDSON LUFKIN JENRETTE                 5.82%
                    SECURITIES CORPORATION INC
                    P.O. BOX 2052
                    JERSEY CITY, NJ  07303-9998
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Diversified Bond Fund  Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BK                   68.22%
                    TRUST ACCOUNTS
                    ATTN:  GINNY BATTEN
                    CMG-1151 11TH FL
                    301 S TRYON ST
                    CHARLOTTE, NC  28202-1910
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK                 27.36%
                    TRUST ACCOUNTS
                    ATTN GINNY BATTEN
                    CMG-1151-2
                    401 S TRYON ST 3RD FLOOR
                    CHARLOTTE, NC  28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    High Yield Fund  Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        7.57%
                    CUSTOMERS
                    ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    High Yield Fund  Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        21.82%
                    CUSTOMERS
                    ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    High Yield Fund  Class C
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        26.10%
                    CUSTOMERS
                    ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL   32246-6484
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    PAINWEBBER FOR THE BENEFIT OF WILLIAM E   6.42%
                    ARNOLD
                    550 GARFIELD UNIT 303
                    COCOA BEACH, FL  32931
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    FIRST UNION BROKERAGE SERVICES            5.86%
                    LOUIS E. IOZZINO AND
                    13009 BOCA CIEGA AVE
                    MADEIRA BEACH, FL  33708
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    STATE STREET BANK AND TR CO CUST          5.18%
                    ROLLOVER IRA FBO
                    RITA E. RESINA
                    291 MINNEFORD
                    BRONX, NY 10464-1421
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    High Yield Fund  Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK/EB/INT CASH     95.09%
                    ACCOUNT
                    ATTN:  TRUST OPERATIONS FUND GROUP
                    401 S TRYON ST 3RD FL CMG 1151
                    CHARLOTTE, NC 28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Strategic Income Fund  Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    None
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Strategic Income Fund  Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        7.06%
                    CUSTOMERS
                    ATTN: FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Strategic Income Fund  Class C
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        21.88%
                    CUSTOMERS
                    ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Strategic Income Fund  Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK                 55.56%
                    CASH ACCOUNT
                    ATTN: TRUST OPERATION FUND GROUP
                    401 SOUTH TRYON ST 3RD FL
                    CHAROLTTE, NC  28202-1911
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK                 33.22%
                    RE-INVEST ACCOUNT
                    ATTN:  TRUST OPERATIONS FUND GROUP
                    401 SOUTH TRYON ST 3RD FL
                    CHARLOTTE, NC  28202-1911
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    US Government Fund  Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        11.60%
                    CUSTOMERS
                    ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    US Government Fund  Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    None
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    US Government Fund  Class C
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S FOR THE SOLE BENEFIT OF ITS        24.29%
                    CUSTOMERS
                    ATTN:  FUND ADMINISTRATION
                    4800 DEER LAKE DR E 2ND FL
                    JACKSONVILLE, FL  32246-6484
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK                 9.44%
                    TTEE EVANGELICAL LUTHERAN
                    CMG-NC1151
                    1525 WEST WT HARRIS BLVD
                    CHARLOTTE, NC 28288-1151
                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    US Government Fund  Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK                 58.27%
                    TRUST ACCOUNTS
                    ATTN:  GINNY BATTEN
                    11TH FL CMG-151
                    301 S TRYON ST
                    CHARLOTTE, NC  28288
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    WACHOVIA BANK NA                          20.82%
                    DIR TRUSTEE FOR FIRST UNION CORP
                    NON-QUALIFIED RET PL U/A DTD 083194
                    P.O. BOX 3073 301 MAIN ST MC NCC 31057
                    WINSTON-SALEM, NC  27150
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    FIRST UNION NATIONAL BANK                 11.72%
                    TRUST ACCOUNTS
                    ATTN GINNY BATTEN
                    11TH FL CMG-151
                    301 S TRYON ST
                    CHARLOTTE, NC  28288
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    WACHOVIA BANK NA DIRECTED TTEE FOR        7.85%
                    FIRST UNION CORP RET TR FOR NON EMPL
                    DIR U/A/D
                    10-24-94 P.O. BOX 3073
                    301 MAIN ST MC:NC 31057
                    WINSTON SALEM, NC 27101-3819
                    ----------------------------------------- ------------



                                    EXPENSES

Advisory Fees

          Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

          Evergreen Investment Management Company ("EIMC") is the investment advisor to Diversified Bond Fund, High Yield Fund and Strategic Income Fund. EIMC is entitled to receive a fee from each Fund an annual fee of 2.0% of gross dividend and interest income, plus the following:

                        ---------------------- ---------------------

                          Average Daily Net            Fee
                               Assets
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                         First $100 million           0.50%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.45%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.40%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.35%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $100 million           0.30%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Over $500 million           0.25%
                        ---------------------- ---------------------

         First Capital Group ("FCG"), a division of First Union National Bank ("FUNB"), is the investment advisor to the U.S. Government Fund. FCG is entitled to receive a fee from the Fund at the annual rate of 0.50% of the Fund's average daily net assets.

Advisory Fees Paid


         Below are the advisory fees paid by each Fund for the last three fiscal periods.

  --------------------------------- ----------------------- ====================

  Fund/Fiscal Year or Period          Advisory Fee Paid     Advisory Fees Waived
  --------------------------------- ----------------------- ====================
  ==============================================================================

  Year or Period Ended 1999
  ==============================================================================
  --------------------------------- ----------------------- ====================
  Diversified Bond Fund                   $2,871,113                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  High Yield Fund                         $2,688,068              $538,084
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  Strategic Income Fund                   $1,852,515              $798,523
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  U.S. Government Fund                    $1,817,699                 $0
  --------------------------------- ----------------------- ====================
  ==============================================================================

  Year or Period Ended 1998
  ==============================================================================
  --------------------------------- ----------------------- ====================
  Diversified Bond Fund(a)                $1,847,478                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  High Yield Fund(b)                      $2,300,383                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  Strategic Income Fund(c)                $1,406,494                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  U.S. Government Fund(c)                 $1,601,407                 $0
  --------------------------------- ----------------------- ====================
  ==============================================================================
  Year or Period Ended 1997
  ==============================================================================
  --------------------------------- ----------------------- ====================
  Diversified Bond Fund(d)                $2,835,152                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  High Yield Fund(e)                      $3,259,222                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  Strategic Income Fund(f)                $1,017,082                 $0
  --------------------------------- ----------------------- ====================
  --------------------------------- ----------------------- ====================
  U.S. Government Fund(g)                 $1,258,319                 $0
  --------------------------------- ----------------------- ====================

(a) For the eight months ended 4/30/98.
(b) For the nine months ended 4/30/98.
(c) For the year ended 4/30/98.
(d) For the year ended 8/31/97.
(e) For the year ended 7/31/97.
(f) For the nine months ended 4/30/97.
(g) For the ten months ended 4/30/97.

Brokerage Commissions

         Below are the brokerage commissions paid by each Fund for the last three fiscal years or periods.

--------------------------- --------------- ---------------- ================
Fund                             1999            1998             1997
--------------------------- --------------- ---------------- ================
--------------------------- --------------- ---------------- ================
Diversified Bond Fund           $0 (8)          $0 (1)           $0 (4)
--------------------------- --------------- ---------------- ================
--------------------------- --------------- ---------------- ================
High Yield Fund              $37,490 (8)      $1,046 (2)       $3,488 (5)
--------------------------- --------------- ---------------- ================
--------------------------- --------------- ---------------- ================
Strategic Income Fund         $3,698 (8)        $0 (3)         $2,864 (6)
--------------------------- --------------- ---------------- ================
--------------------------- --------------- ---------------- ================
U.S. Government Fund         $33,456 (8)        $0 (3)         $6,838 (7)
--------------------------- --------------- ---------------- ================

(1) Eight months ended 4/30/98.
(2) Nine months ended 4/30/98.
(3) Year ended 4/30/98.
(4) Year ended 8/31/97.
(5) Year ended 7/31/97.
(6) Nine months ended 4/30/97.
(7) Ten months ended 4/30/97.
(8) Year ended 4/30/99.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

-------------------------------- -------------------- ==================

                                 Total Underwriting   Underwriting
Fund/Fiscal Year or Period       Commissions          Commissions
                                                      Retained
-------------------------------- -------------------- ==================
========================================================================

Year or Period Ended 1999
========================================================================
-------------------------------- -------------------- ==================
Diversified Bond Fund                 $454,686             $8,812
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
High Yield Fund                       $479,457               $0
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
Strategic Income Fund                $1,616,086            $18,294
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
U.S. Government Fund                  $572,454               $0
-------------------------------- -------------------- ==================
========================================================================

Year or Period Ended 1998
========================================================================
-------------------------------- -------------------- ==================
Diversified Bond Fund(a)              $243,811             $2,432
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
High Yield Fund(b)                    $272,412             $4,722
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
Strategic Income Fund(c)              $970,715             $39,544
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
U.S. Government Fund(c)               $266,278             $5,752
-------------------------------- -------------------- ==================
========================================================================
Year or Period Ended 1997
========================================================================
-------------------------------- -------------------- ==================
Diversified Bond Fund(d)              $612,244             $3,159
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
High Yield Fund(e)                   $4,909,107          $4,122,547
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
Strategic Income Fund(f)              $133,622             $9,140
-------------------------------- -------------------- ==================
-------------------------------- -------------------- ==================
U.S. Government Fund(g)                $32,391             $32,391
-------------------------------- -------------------- ==================


(a) For the eight months ended 4/30/98.
(b) For the nine months ended 4/30/98.
(c) For the year ended 4/30/98.
(d) For the year ended 8/31/97.
(e) For the year ended 7/31/97.
(f) For the nine months ended 4/30/97.
(g) For the ten months ended 4/30/97.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended April 30, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------- ================================= ================================== ===============================

                                            Class A                            Class B                          Class C
                                ================================= ================================== ===============================

Fund                            Distribution     Service Fees     Distribution     Service Fees      Distribution     Service Fees
                                Fees                              Fees                               Fees
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
Diversified Bond Fund                 $0           $1,178,170        $474,984          $158,328          $1,960           $653
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
High Yield Fund                       $0            $907,463         $529,673          $176,558          $9,900          $3,300
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
Strategic Income Fund                 $0            $428,399         $818,527          $272,842         $129,034         $43,011
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============
U.S. Government Fund                  $0            $109,595         $959,460          $319,820          $42,511         $14,170
------------------------------- ---------------- ---------------- ---------------- ----------------- ---------------- ==============


Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended April 30, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


-------------------------- ------------------------- ===========================

           Trustee          Aggregate Compensation    Total Compensation from
                                from  Trust          Trust and Fund Complex Paid
                                                             to Trustees*
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,414                   $75,000
Laurence B. Ashkin
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,414                   $75,000
Charles A. Austin, III
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,345                   $72,917
K. Dun Gifford
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $3,040                   $97,500
James S. Howell
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,345                   $72,917
Leroy Keith Jr.
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,414                   $75,000
Gerald M. McDonnell
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,758                   $86,000
Thomas L. McVerry
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,523                   $72,917
William Walt Pettit
-------------------------- ------------------------- ===========================
-------------------------- ------------------------- ===========================
                                      $2,150                   $72,500
David M. Richardson
-------------------------- ------------------------- ======================
-------------------------- ------------------------- ======================
                                      $2,414                   $77,502
Russell A. Salton, III
-------------------------- ------------------------- ======================
-------------------------- ------------------------- ======================
                                      $2,500                   $81,671
Michael S. Scofield
-------------------------- ------------------------- ======================
-------------------------- ------------------------- ======================
                                      $2,345                   $72,917
Richard J. Shima
-------------------------- ------------------------- ======================
                 *Certain  Trustees  have elected to defer all or part of their total compensation for the twelve months ended April 30, 1999. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $11,000
                  Howell            $76,133
                  McDonnell         $73,333
                  McVerry           $84,333
                  Pettit            $71,250
                  Salton            $75,167
                  Scofield          $16,500


                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of April 30, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- =====================

Fund/Class                   One Year             Five Years       Ten Years or Since    Inception Date of
                                                                        Inception              Class
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================

Diversified Bond Fund(a)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       (1.54)%               6.40%                 7.48%               1/20/98

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       (2.29)%               6.33%                 7.09%               9/11/35

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class C                        1.60%                6.63%                 7.07%                4/7/98

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                        2.95%                7.54%                 8.19%               2/11/98

----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================

High Yield Fund(a)

=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       (6.79)%               4.37%                 6.90%               1/20/98

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       (7.27)%               4.34%                 6.55%               9/11/35

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class C                       (3.69)%               4.61%                 6.55%               1/21/98
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       (1.81)%               5.60%                 7.65%               4/14/98
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================

Strategic Income Fund(b)

=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       (3.26)%               4.90%                 7.21%               4/14/87

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       (4.14)%               4.82%                 7.15%                2/1/93

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class C                       (0.39)%               5.09%                 7.14%                2/1/93

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                        1.83%                5.50%                 7.52%               1/13/97

----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================

U.S. Government Fund(c)

=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                        0.41%                6.04%                 5.32%               1/11/93

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       (0.37)%               5.98%                 5.42%               1/11/93

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class C                        3.61%                6.34%                 5.56%                9/2/94
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                        5.66%                7.35%                 6.38%                9/2/93
----------------------- -------------------- --------------------- -------------------- =====================

(a) Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

(b) Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fee for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

(c) Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.


Yields

         Below are the current yields of the Funds for the 30-day period ended April 30, 1999. For more information, see "30-Day Yield" under "Performance Calculations" in Part 2 of this SAI.

======================================================================================================

                                            30-Day Yield
======================================================================================================
------------------------------------- --------------- -------------- ----------------- ===============

Fund                                     Class A         Class B         Class C          Class Y
------------------------------------- --------------- -------------- ----------------- ===============
------------------------------------- --------------- -------------- ----------------- ===============
Diversified Bond Fund                     5.59%           5.12%           5.12%            6.15%
------------------------------------- --------------- -------------- ----------------- ===============
------------------------------------- --------------- -------------- ----------------- ===============
High Yield Fund                           7.82%           7.45%           7.45%            8.46%
------------------------------------- --------------- -------------- ----------------- ===============
------------------------------------- --------------- -------------- ----------------- ===============
Strategic Income Fund                     7.81%           7.44%           7.44%            8.45%
------------------------------------- --------------- -------------- ----------------- ===============
------------------------------------- --------------- -------------- ----------------- ===============
U.S. Government Fund                      4.96%           4.45%           4.45%            5.47%
------------------------------------- --------------- -------------- ----------------- ===============


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of April 1999. For more information, see "Purchase and Redemption of Shares" and "Pricing of Shares."

-------------------------------------- --------------------- -------------------- ====================

                                       Net Asset Value Per                        Offering Price Per
Fund                                   Share                 Sales Charge         Share
-------------------------------------- --------------------- -------------------- ====================
-------------------------------------- --------------------- -------------------- ====================
Diversified Bond Fund                         $15.48                4.75%               $16.25
-------------------------------------- --------------------- -------------------- ====================
-------------------------------------- --------------------- -------------------- ====================
High Yield Fund                               $4.06                 4.75%                $4.26
-------------------------------------- --------------------- -------------------- ====================
-------------------------------------- --------------------- -------------------- ====================
Strategic Income Fund                         $6.79                 4.75%                $7.13
-------------------------------------- --------------------- -------------------- ====================
-------------------------------------- --------------------- -------------------- ====================
U.S. Government Fund                          $9.63                 4.75%               $10.11
-------------------------------------- --------------------- -------------------- ====================



                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to U.S. Government Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:

                               ---------------------- =================

                                      Assets                Fee
                               ---------------------- =================
                               ---------------------- =================

                                 First $7 billion          0.050%
                               ---------------------- =================
                               ---------------------- =================

                                  Next $3 billion          0.035%
                               ---------------------- =================
                               ---------------------- =================

                                  Next $5 billion          0.030%
                               ---------------------- =================
                               ---------------------- =================

                                 Next $10 billion          0.020%
                               ---------------------- =================
                               ---------------------- =================

                                  Next $5 billion          0.015%
                               ---------------------- =================
                               ---------------------- =================

                                 Over $30 billion          0.010%
                               ---------------------- =================

         EIS also provides facilities, equipment and personnel to Diversified Bond Fund, High Yield Fund and Strategic Income Fund on behalf of the investment advisor. Diversified Bond Fund, High Yield Fund and Strategic Income Fund reimburse EIS for the cost of providing such services.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:

                 ----------------------------- --------------- ==============

                 Fund Type                       Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Monthly Dividend Funds            $25.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Quarterly Dividend Funds          $24.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Semiannual Dividend Funds         $23.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Annual Dividend Funds             $23.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Money Market Funds                $25.50          $9.00
                 ----------------------------- --------------- ==============

         *For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.

         **Closed accounts are maintained on the system in order to facilitate historical and tax information.


Distributor

         Evergreen Distributor, Inc. ("EDI") markets the Funds through broker-dealers and other financial representatives. Its address is 90 Park Avenue, New York, New York 10016.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                       2-1



                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA")

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S.dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate -of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through EDI, broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                               CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase. ........................5.00%
         Second 12-month period following the month of purchase..........4.00%
         Third 12-month period following the month of purchase...........3.00%
         Fourth 12-month period following the month of purchase..........3.00%
         Fifth 12-month period following the month of purchase...........2.00%
         Sixth 12-month period following the month of purchase...........1.00%
         Thereafter......................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The  following   information  is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.


Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or in or any of the Evergreen Funds trust company as Trustee if the initial investment made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [OBJECT OMITTED]  [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.
         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

     *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

         Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                                               BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                               ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                         INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex..

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.; former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President,
                                                                 Oldways Preservation and Exchange Trust (education);
                                                                 former Chairman of the Board, Director, and Executive
                                                                 Vice President, The London Harness Company; former
                                                                 Managing Partner, Roscommon Capital Corp.; former Chief
                                                                 Executive Officer, Gifford Gifts of Fine Foods; former
                                                                 Chairman, Gifford, Drescher & Associates (environmental
                                                                 consulting).

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       of  Trustees                Carolinas; and former Vice President of Lance Inc. (food
                                     manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas  L. McVerry                   Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut
                                                                 Natural Gas Corporation, Hartford Hospital, Old State
                                                                 House Association, Middlesex Mutual Assurance Company,
                                                                 and Enhance Financial Services, Inc.; Chairman, Board
                                                                 of Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA; former Director, Vice Chairman and Chief
                                                                 Investment Officer, The Travelers Corporation; former
                                                                 Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc.

Anthony J. Fischer*                  President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union Bank; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016 **Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

----------------- ----------- --------- =======================================

MOODY'S           S&P         FITCH     Credit Quality
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

Aaa               AAA         AAA       Excellent Quality (lowest risk)
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

Aa                AA          AA        Almost Excellent Quality (very low risk)
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

A                 A           A         Good Quality (low risk)
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

Baa               BBB         BBB       Satisfactory Quality (some risk)
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

Ba                BB          BB        Questionable Quality (definite risk)
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

B                 B           B         Low Quality (high risk)
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

Caa/Ca/C          CCC/CC/C    CCC/CC/C  In or Near Default
----------------- ----------- --------- =======================================
----------------- ----------- --------- =======================================

                  D           DDD/DD/D   In Default
----------------- ----------- ---------- =======================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.



                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category. S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                      EVERGREEN EQUITY AND FIXED INCOME FUNDS


                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2000


            Evergreen Capital Balanced Fund ("Capital Balanced Fund")

                 Evergreen High Income Fund ("High Income Fund")

              Evergreen Quality Income Fund ("Quality Income Fund")

            Evergreen Perpetual Global Fund ("Perpetual Global Fund")


                     (Each a "Fund," together, the "Funds")


     Each Fund is a series of an open-end management investment company known as either Evergreen Equity Trust, Evergreen Fixed Income Trust or Evergreen International Trust (each a "Trust" or together the "Trusts")

         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated February 1, 2000 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares. You may obtain a copy of the prospectus without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated September 30, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY...........................................................1-1
INVESTMENT POLICIES.....................................................1-1
OTHER SECURITIES AND PRACTICES..........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES........................................1-3
EXPENSES................................................................1-6
PERFORMANCE.............................................................1-9
COMPUTATION OF CLASS A OFFERING PRICE .................................1-11
SERVICE PROVIDERS......................................................1-11
FINANCIAL STATEMENTS...................................................1-13


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES......2-1
PURCHASE AND REDEMPTION OF SHARES.................................2-14
SALES CHARGE WAIVERS AND REDUCTIONS...............................2-16
PRICING OF SHARES.................................................2-17
PERFORMANCE CALCULATIONS..........................................2-19
PRINCIPAL UNDERWRITER.............................................2-21
DISTRIBUTION EXPENSES UNDER RULE 12b-1............................2-22
TAX INFORMATION...................................................2-25
BROKERAGE.........................................................2-28
ORGANIZATION......................................................2-29
INVESTMENT ADVISORY AGREEMENT.....................................2-30
MANAGEMENT OF THE TRUSTS..........................................2-32
CORPORATE AND MUNICIPAL BOND RATINGS..............................2-34
ADDITIONAL INFORMATION............................................2-46

                                     PART 1

                                  TRUST HISTORY

         Each Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of a Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part.


         On October 18, 1999, Evergreen Capital Balanced Fund (formerly known as Mentor Balanced Portfolio), Evergreen High Income Fund (formerly known as Mentor High Income Portfolio), Evergreen Quality Income Fund (formerly known as Mentor Quality Income Portfolio), and Evergreen Perpetual Global Fund (formerly known as Mentor Perpetual Global Portfolio) were reorganized into a separate diversified series of an Evergreen Trust. In connection with this reorganization, the shares which were designated "Class B" under the separate
Mentor portfolios were redesignated "Class C" under an Evergreen Trust, effective October 18, 1999. In addition, on this same day each Fund added a new class of shares designated Class B.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversified Funds:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect 75% of its total assets, a diversified investment company may not invest more that 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more that 10% of the outstanding voting securities securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.   Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.   Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements Reverse Repurchase Agreements Dollar Roll Transactions Swaps, Caps, Floors and Collars Indexed Securities (applicable only to Perpetual Global Fund) Options Futures Transactions Foreign Securities Foreign Currency Transactions Premium Securities High Yield, High Risk Bonds (not applicable to Capital Balanced Fund) Illiquid and Restricted Securities (applicable only to High Income Fund) Zero Coupon "Stripped" Bonds Mortgage-Backed or
  Asset-Backed Securities (not applicable to Perpetual Global Fund)

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 1, 2000, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund. [To be confirmed in January.]

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 1, 2000.

                    ------------------------------------------------------

                    Capital Balanced Fund   Class A
                    ------------------------------------------------------
                    ------------------------------------------------------
                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Capital Balanced Fund  Class B
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Capital Balanced Fund  Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Capital Balanced Fund  Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    Gerald William Gaffney
                    1314 Upper Brandon Pl.
                    Norfolk, VA 23508-1135                         93.65%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Daniel J. Ludeman
                    5105 Stratford Crescent
                    Richmond, VA 23226-1615                         6.36%

                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    High Income Fund  Class A
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    High Income Fund  Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    William P. Ahl & Marsha T. Ahl
                    111 East Kilbourn Ave.
                    Milwaukee, CA 93722-9227                  22.55%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    FBO S. Gary Garabedian
                    111 East Kilbourn Ave.
                    Milwaukee, CA 93710-3704                  14.97%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Elisabeth More
                    111 East Kilbourn Ave.
                    Milwaukee, MA 02040-0146                  9.03%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Rev. Inter Vivos Trust
                    111 East Kilbourn Ave.
                    Milwaukee, IL 61747-9663                  8.90%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    FBO Thomas R. Roberts
                    1 Everett St.
                    Rye, NY 10580                             6.95%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    Muriel H. Potter
                    972 Lindsley Dr.
                    Virginia Beach, VA 23454-3114             6.26%

                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    High Income Fund  Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    High Income Fund  Class Y
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Quality Income Fund   Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Health Plan of San Mateo
                    111 East Kilbourn Ave.
                    Milwaukee, CA 94080-7000                  14.08%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Southern CA Schools
                    Relief JPA (C/O Arcadia USD)
                    111 East Kilbourn Ave.
                    Milwaukee, CA 91007-6999                  5.02%

                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Quality Income Fund   Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    First Union Securities, Inc.
                    Stella L.. McKinney
                    111 East Kilbourn Ave.
                    Milwaukee, TX 79912-1605                  33.24%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    FBO Richard E. Peterson
                    111 East Kilbourn Ave.
                    Milwaukee, PA 16335                       22.15%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    FBO Nelse S. Beattie IRA
                    111 East Kilbourn Ave.
                    Milwaukee, MI 49442-2767                  18.26%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Union Securities, Inc.
                    Iowa Signal & Electric Co.
                    111 East Kilbourn Ave.
                    Milwaukee, IA 50325-1251                  13.95%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    William P. Ellison - IRA
                    FCC AS Custodian
                    2144 Congo St.
                    Akron, OH 44305-3769                      7.23%

                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Quality Income Fund   Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Quality Income Fund   Class Y
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                    ------------------------------------------------------
                    ------------------------------------------------------
                    Perpetual Global Fund   Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    First Clearing Corp.
                    MCV Phys. Global Acct.
                    Carl Gattuso Ex. Dir.
                    1001 E. Broad St.
                    Richmond, VA 23219-1990                   6.09%

                    ----------------------------------------- ------------
                    ------------------------------------------------------

                    Perpetual Global Fund   Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    Stiffel Nicolaus & Co. Inc.
                    John Ashauer IRA
                    501 North Broadway
                    St. Louis, MO 63102,
                    WI 54130-3642                             13.96%

                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    Perpetual Global Fund   Class C
                    ------------------------------------------------------
                    ------------------------------------------------------

                    None

                   ------------------------------------------------------
                    ------------------------------------------------------
                    Perpetual Global Fund   Class Y
                    ------------------------------------------------------
                    ----------------------------------------- ------------

                    Terry A. Prince
                    John H. Prince, Jr. Jt. Ten
                    6708 Hollow Oak Dr.
                    Mint Hill, NC 28227                       57.32%

                    ----------------------------------------- ------------
                    ----------------------------------------- ------------

                    Daniel J. Ludeman
                    5105 Stratford Crescent
                    Richmond, VA23226-1615                    42.68%

                    ----------------------------------------- ------------

                                    EXPENSES

Advisory Fees

          Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Mentor Investment Advisors, LLC ("Mentor Advisors") is the investment advisor to Capital Balanced Fund, High Income Fund and Quality Income Fund. The Funds have agreed to pay Mentor Advisors an annual fee for its services, expressed as a percentage of average daily net assets, as set forth below:

                  Fund                             Fee
                  Capital Balanced                 0.75%
                  High Income                      0.70%
                  Quality Income                   0.60%

         Mentor Perpetual Advisors, LLC ("Mentor Perpetual") is the investment advisor to Perpetual Global Fund. Mentor Perpetual is entitled to receive a fee from the Fund at the following annual rate of the Fund's average daily net assets:

                  1.10% on assets up to $75 million
                  1.00% on assets over $75 million

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

  ---------------------------------- ------------------- =====================
  Fund/Fiscal Year or Period          Advisory Fee Paid  Advisory Fees Waived
  ---------------------------------- ------------------- =====================
  ============================================================================
  Year Ended September 30, 1999
  ============================================================================
  ---------------------------------- ------------------- =====================
  Capital Balanced Fund                  $2,216,232               $0
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  High Income Fund                       $1,635,473            $269,733
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Quality Income Fund                    $1,258,891            $312,164
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Perpetual Global Fund                  $2,082,585               $0
  ---------------------------------- ------------------- =====================
  ============================================================================
  Year or Period Ended September 30, 1998
  ============================================================================
  ---------------------------------- ------------------- =====================
  Capital Balanced Fund                    $31,721              $20,856
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  High Income Fund(a)                     $175,891             $175,891
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Quality Income Fund                    $1,025,941            $204,530
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  Perpetual Global Fund                  $1,612,495               $0
  ---------------------------------- ------------------- =====================
  ============================================================================
  Year Ended September 30, 1997
  ============================================================================
  ---------------------------------- ------------------- =====================
  Capital Balanced Fund                    $28,926              $20,072
  ---------------------------------- ------------------- =====================
  ---------------------------------- ------------------- =====================
  High Income Fund                           N/A                  N/A
  ---------------------------------- ------------------- =====================
  Quality Income Fund                     $572,539             $123,214
  ---------------------------------- ------------------- =====================
  Perpetual Global Fund                   $998,592                $0
  ---------------------------------- ------------------- =====================

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.

Brokerage Commissions

         Below are the total amounts paid by each Fund in brokerage commissions for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part II of the SAI.

                          ============================================
                                         September 30
========================= ============================================
Fund                          1999           1998           1997
------------------------- ------------- --------------- ==============

Capital Balanced Fund       $133,824       $12,356         $4,752

------------------------- ------------- --------------- ==============
------------------------- ------------- --------------- ==============

High Income Fund               $0           $0(a)           N/A

------------------------- ------------- --------------- ==============

Quality Income Fund            $0             $0            $900

------------------------- ------------- --------------- ==============
Perpetual Global Fund      $1,367,379     $1,272,077      $838,045
------------------------- ------------- --------------- ==============

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.


         For the fiscal year ended September 30, 1999, Capital Balanced Fund paid First Union Securities, Inc. (formerly known as Wheat First Union) brokerage commissions totaling $28,367.


Percentage of Brokerage Commissions Paid to First Union Securities, Inc.

         The table below shows,  for the fiscal year ended  September  30, 1999,
(1) the percentage of aggregate brokerage commissions paid by Capital Balanced Fund to First Union Securities, Inc.; and (2) the percentage of the Fund's aggregate dollar amount of commissionable transactions effected through First Union Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

--------------------- ----------------------------- ==========================
                                                    Percentage of
                                                    Commissionable
                      Percentage of Commissions to  Transactions through First
Fund                  First Union Securities, Inc.  Union Securities, Inc.
--------------------- ----------------------------- ==========================
--------------------- ----------------------------- ==========================

Capital Balanced Fund         21.2%                         2.6%

------------------ ----------------------------- ==========================

Portfolio Turnover

         The Funds, generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

-------------------------------- ==========================================

                                        Total Underwriting Commissions

Fund/Fiscal Year or Period                    Paid and Retained
===========================================================================
Year or Period Ended 1999
===========================================================================
Capital Balanced Fund                             $48,765
-------------------------------- ==========================================
-------------------------------- ==========================================
High Income Fund                                  $14,687
-------------------------------- ==========================================
-------------------------------- ==========================================
Quality Income Fund                               $15,390
-------------------------------- ==========================================
Perpetual Global Fund                             $25,596
-------------------------------- ==========================================
===========================================================================
Year or Period Ended 1998
===========================================================================
Capital Balanced Fund                               N/A
-------------------------------- ==========================================
-------------------------------- ==========================================
High Income Fund (a)                              $56,138
-------------------------------- ==========================================
-------------------------------- ==========================================
Quality Income Fund                              $104,891
-------------------------------- ==========================================
Perpetual Global Fund                            $113,331
-------------------------------- ==========================================
===========================================================================
Year or Period Ended 1997
===========================================================================
Capital Balanced Fund                               N/A
-------------------------------- ==========================================
-------------------------------- ==========================================
High Income Fund                                    N/A
-------------------------------- ==========================================
Quality Income Fund                               $37,516
-------------------------------- ==========================================
Perpetual Global Fund                             $66,416
-------------------------------- ==========================================

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund with respect to the Class A and Class C shares of the Funds for the fiscal year ended September 30, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

---------------------- ================ ==================================
                           Class A                    Class C
                       ================ ==================================
                       ---------------- ------------------ ===============
Fund                     Service Fees    Distribution Fees  Service Fees
---------------------- ---------------- ------------------ ===============
---------------------- ---------------- ------------------ ===============
Capital Balanced Fund      $240,418          $1,486,146       $495,382
---------------------- ---------------- ------------------ ===============
---------------------- ---------------- ------------------ ===============
High Income Fund           $340,268           $494,725        $243,829
---------------------- ---------------- ------------------ ===============
Quality Income Fund        $257,763           $533,574        $266,787
---------------------- ---------------- ------------------ ===============
Perpetual Global Fund      $203,547           $894,651        $298,217
---------------------- ---------------- ------------------ ===============

Trustee Compensation

         Listed below is the Trustee compensation paid by each Trust individually for the Trust's fiscal year end and by the Trust and the eleven other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

------------------------- ------------------------------------- ======================================
                           Aggregate Compensation from Fixed         Total Compensation from the
                            Income Trust for the fiscal year       Evergreen Fund Complex Paid to
                                    ended 4/30/1999             Trustees for the calendar year ended
            Trustee                                                         12/31/1999***
------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Laurence B. Ashkin                       $2,414                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Charles A. Austin, III                   $2,414                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Arnold H. Dreyfuss*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

K. Dun Gifford                           $2,345                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

James S. Howell**                        $3,040                                $97,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Leroy Keith Jr.                          $2,345                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Gerald M. McDonnell                      $2,414                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Thomas L. McVerry                        $2,758                                $85,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Louis W. Moelchert, Jr.*                  N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

William Walt Pettit                      $2,523                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

David M. Richardson                      $2,150                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Russell A. Salton, III                   $2,414                                $77,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Michael S. Scofield**                    $2,500                               $102,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Richard J. Shima                         $2,345                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Richard K. Wagoner*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================

------------------------- ------------------------------------- ======================================
                                                                  Total Compensation from Evergreen
                           Aggregate Compensation from Equity     Fund Complex Paid to Trustees for
                            Trust for the fiscal year ended     the calendar year ended 12/31/1999***
            Trustee                    3/31/1999
------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Laurence B. Ashkin                      $22,911                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Charles A. Austin, III                  $22,911                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Arnold H. Dreyfuss*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

K. Dun Gifford                          $22,141                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

James S. Howell**                       $29,532                                $97,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Leroy Keith Jr.                         $22,141                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Gerald M. McDonnell                     $22,911                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Thomas L. McVerry                       $26,295                                $85,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Louis W. Moelchert, Jr.*                  N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

William Walt Pettit                     $22,141                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

David M. Richardson                     $22,928                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Russell A. Salton, III                  $23,378                                $77,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Michael S. Scofield**                   $23,378                               $102,000

------------------------- ------------------------------------- ======================================

Richard J. Shima                        $22,141                                $75,000

------------------------- ------------------------------------- ======================================

Richard K. Wagoner*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================

------------------------- ------------------------------------- ======================================
                              Aggregate Compensation from            Total Compensation from the
                           International Trust for the fiscal      Evergreen Fund Complex Paid to
                                 year ended 10/31/1999          Trustees for the calendar year ended
            Trustee                                                         12/31/1999***
------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Laurence B. Ashkin                       $2,284                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Charles A. Austin, III                   $2,200                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Arnold H. Dreyfuss*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

K. Dun Gifford                           $2,140                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

James S. Howell**                        $2,984                                $97,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Leroy Keith Jr.                          $2,140                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Gerald M. McDonnell                      $2,454                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Thomas L. McVerry                        $2,728                                $85,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Louis W. Moelchert, Jr.*                  N/A                                    N/A

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

William Walt Pettit                      $2,292                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

David M. Richardson                      $2,122                                $75,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Russell A. Salton, III                   $2,465                                $77,000

------------------------- ------------------------------------- ======================================
------------------------- ------------------------------------- ======================================

Michael S. Scofield**                    $2,465                               $102,000

------------------------- ------------------------------------- ======================================

Richard J. Shima                         $2,258                                $75,000

------------------------- ------------------------------------- ======================================

Richard K. Wagoner*                       N/A                                    N/A

------------------------- ------------------------------------- ======================================


* Arnold H. Dreyfuss, Louis W. Moelchert, Jr. and Richard K. Wagoner were elected to the Boards of Trustees on December 16, 1999.

** On January 1, 2000, Michael S. Scofield became Chairman of the Boards and James S. Howell became Trustee Emeritus.

*** Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 1999. The amounts listed below will be payable in later years to the respective
     Trustees:


                  Austin            $11,250
                  Howell            $77,600
                  McDonnell         $75,000
                  McVerry           $85,000
                  Pettit            $75,000
                  Salton            $75,000
                  Scofield          $61,200

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- =====================
                                                                   Ten Years or Since
                                                                    Inception Date of      Inception Date
      Fund/Class             One Year             Five Years              Class               of Class
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
Capital Balanced Fund (a)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                        7.34%                16.27%               15.79%              09/16/1998
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                        6.87%                17.04%               16.58%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                        9.87%                17.25%               16.70%              06/21/1994

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       12.91%                16.93%               16.90%              09/16/1998
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
High Income Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       -0.80%                 N/A                 -5.99%              06/23/1998
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       -0.61%                 N/A                 -5.07%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                        1.75%                 N/A                 -2.82%              06/23/1998

----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class Y                        4.10%                 N/A                 -2.31%              10/18/1999

----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
Quality Income Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       -7.51%                5.40%                 4.34%              04/29/1992
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       -7.46%                6.12%                 5.03%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                       -5.15%                5.93%                 4.52%              04/29/1992

----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       -2.64%                6.45%                 5.04%              11/19/1997
----------------------- -------------------- --------------------- -------------------- =====================
Perpetual Global Fund (b)
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       26.16%                14.00%               12.70%              03/29/1994
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       27.42%                14.89%               13.60%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================

Class C                       29.62%                14.28%               12.84%              03/29/1994

----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       32.94%                15.23%               13.81%              11/19/1997
----------------------- -------------------- --------------------- -------------------- =====================


(a) Historical performance shown for Classes A, B and Y prior to their inception is based on the performance of Class C, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and Y would have been higher.
(b) Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

         Below are the annual total returns for each Class of shares of the Perpetual Global Fund as of October 31, 1999. Perpetual Global changed its fiscal year end from September 30 to October 31 on October 15, 1999.

----------------------- -------------------- --------------------- -------------------- =====================
                                                                   Ten Years or Since   Inception Date   of
Fund/Class              One Year             Five Years            Inception            Class
----------------------- -------------------- --------------------- -------------------- =====================
=============================================================================================================
Perpetual Global Fund
=============================================================================================================
----------------------- -------------------- --------------------- -------------------- =====================
Class A                       19.00%                14.39%               13.16%              03/29/1994
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class B                       19.97%                15.29%               14.06%              10/18/1999
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class C                       23.10%                14.68%               13.28%              03/29/1994
----------------------- -------------------- --------------------- -------------------- =====================
----------------------- -------------------- --------------------- -------------------- =====================
Class Y                       25.34%                15.62%               14.26%              11/19/1997
----------------------- -------------------- --------------------- -------------------- =====================

Yields

         Below are the current yields of the Funds for the 30-day period ended September 30, 1999. For more information, see "30-Day Yield" under "Performance Calculations" in Part 2 of this SAI.

====================== ======================================================

                                          30-Day Yield
====================== ======================================================
---------------------- ------------ ------------ -------------- =============

Fund                      Class A      Class B       Class C       Class Y
---------------------- ------------ ------------ -------------- =============
---------------------- ------------ ------------ -------------- =============
Capital Balanced Fund      1.72%         N/A          1.08%         1.94%
---------------------- ------------ ------------ -------------- =============
---------------------- ------------ ------------ -------------- =============
High Income Fund           8.02%         N/A          7.91%          N/A
---------------------- ------------ ------------ -------------- =============
Quality Income Fund        5.52%         N/A          5.30%         6.11%
---------------------- ------------ ------------ -------------- =============
Perpetual Global Fund       N/A          N/A           N/A           N/A
---------------------- ------------ ------------ -------------- =============

                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the net asset value of each Fund's Class A shares at September 30, 1999. For more information, see "Pricing of Shares" in Part 2 of this SAI.

----------------------- --------------------- ---------------- ==============
                        Net Asset Value Per                    Offering Price
Fund                    Share                 Sales Charge     Per Share
----------------------- --------------------- ---------------- ==============
----------------------- --------------------- ---------------- ==============
Capital Balanced Fund           $15.15               4.75%          $15.91
----------------------- --------------------- ---------------- ==============
----------------------- --------------------- ---------------- ==============
High Income Fund                $10.29               4.75%          $10.80
----------------------- --------------------- ---------------- ==============
Quality Income Fund             $12.43               4.75%          $13.05
----------------------- --------------------- ---------------- ==============
Perpetual Global Fund           $23.09               4.75%          $24.24
----------------------- --------------------- ---------------- ==============

         Purchases of Class A shares of Perpetual Global aggregating less than $100,000 based upon the net asset value of Perpetual Global's Class A shares at October 31, 1999.

------------------------ --------------------- --------------- ===============

                         Net Asset Value Per                   Offering Price
Fund                     Share                 Sales Charge    Per Share
------------------------ --------------------- --------------- ===============
Perpetual Global Fund         $23.86               4.75%         $25.05
------------------------ --------------------- --------------- ===============


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") 200 Berkeley Street, Boston, Massachusetts 02106, serves as administrator to the Funds, subject to the supervision and control of the Trusts' Boards of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the annual rate of 0.10% for of the Fund's average daily net assets.

         Below are the administrative fees paid by each Fund (under a prior fee arrangement) for the last three fiscal years or periods.

  -------------------------------- -------------------- =====================
  Fund/Fiscal Year or Period        Administrative Fee    Administrative Fee
                                          Paid                  Waived
  -------------------------------- -------------------- =====================
  ===========================================================================
  Year Ended September 30, 1999
  ===========================================================================
  -------------------------------- -------------------- =====================

  Capital Balanced Fund                    $363,370                 $0

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================

  High Income Fund                         $222,888                 $0

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================

  Quality Income Fund                      $208,815                 $0

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================

  Perpetual Global Fund                    $255,756                 $0

  -------------------------------- -------------------- =====================
  ===========================================================================
  Year or Period Ended September 30, 1998
  ===========================================================================
  -------------------------------- -------------------- =====================

  Capital Balanced Fund                    $4,219               $4,219

  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  High Income Fund(a)                       $24,979                 $0
  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  Quality Income Fund                      $174,343                 $0
  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  Perpetual Global Fund                    $153,750                 $0
  -------------------------------- -------------------- =====================
  ===========================================================================
  Year Ended September 30, 1997
  ===========================================================================
  -------------------------------- -------------------- =====================
  Capital Balanced Fund                       $0                    $0
  -------------------------------- -------------------- =====================
  -------------------------------- -------------------- =====================
  High Income Fund                            N/A                   N/A
  -------------------------------- -------------------- =====================
  Quality Income Fund                       $95,423                 $0
  -------------------------------- -------------------- =====================
  Perpetual Global Fund                     $92,753                 $0
  -------------------------------- -------------------- =====================

     (a) For the period from 6/23/1998 (commencement of operations) through 9/30/1998.

Transfer Agent

         Evergreen Service Company ("ESC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:

                 ----------------------------- --------------- ==============

                 Fund Type                       Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Monthly Dividend Funds            $25.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Quarterly Dividend Funds          $24.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Semiannual Dividend Funds         $23.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Annual Dividend Funds             $23.50          $9.00
                 ----------------------------- --------------- ==============
                 ----------------------------- --------------- ==============

                 Money Market Funds                $25.50          $9.00
                 ----------------------------- --------------- ==============


     *For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.

     **Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

     Evergreen  Distributor,  Inc. ("EDI"),  90 Park Avenue,  New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling (800) 343-2898, or by downloading it off our website at www.evergreen-funds.com.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

         (iii) Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA").
The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarily, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor. In addition, the provisions allow the Funds to be competitive in the mutual fund industry, where similar allowances are common.


Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                          CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase..................      5.00%
         Second 12-month period following the month of purchase..      4.00%
         Third 12-month period following the month of purchase...      3.00%
         Fourth 12-month period following the month of purchase..      3.00%
         Fifth 12-month period following the month of purchase...      2.00%
         Sixth 12-month period following the month of purchase...      1.00%
         Thereafter..............................................      0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 2.00% on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

      REDEMPTION TIME                                            CDSC RATE

      Month of purchase and the first 12-month
      period following the month of purchase.....................    2.00%
      Second 12-month period following the month of purchase.....    1.00%
      Thereafter.................................................    0.00%

        See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an onmibus account with Merrill Lynch will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Institutional Shares, Institutional Service Shares

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.


Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

                  5. an automatic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Income Plan of up to 1.0% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                 [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

                  *May be lower. See the expense table in the prospectus of the
                    Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Company ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, and K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

Arnold H. Dreyfuss                   Trustee                     Chairman, Eskimo Pie Corporation; Trustee, Mentor Funds,
(DOB: 9/2/28)                                                    Mentor Variable Investment Portfolios, Mentor Institutional
                                                                 Trust, and Cash Resource Trust; Director, America's
                                                                 Utility Fund, Inc.; Formerly, Chairman and Chief
                                                                 Executive Officer, Hamilton Beach/Proctor-Silex, Inc.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President,
                                                                 Oldways Preservation and Exchange Trust (education);
                                                                 former Chairman of the Board, Director, and Executive
                                                                 Vice President, The London Harness Company (leather
                                                                 goods purveyor); former Managing Partner, Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford
                                                                 Gifts of Fine Foods; former Chairman, Gifford, Drescher
                                                                 & Associates (environmental consulting).


Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Director, America's
                                                                 Utility Fund, Inc.; Trustee, The Common Fund, Mentor
                                                                 Variable Investment Portfolios, Mentor Funds, Mentor In
                                                                 stitutional Trust, and Cash Resource Trust.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     President, Richardson & Runden & Company (executive search
(DOB: 9/14/41)                                                   and advisory services); former Vice Chairman, DHR
                                                                 International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Richard K. Wagoner, CFA              Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union
                                                                 Corporation; former consultant to the Board of Trustees
                                                                 of the Evergreen Funds; former member, New York Stock
                                                                 Exchange; member, North Carolina Securities Traders
                                                                 Association; member, Financial Analysts Society.

Anthony J. Fischer*                  President and               Vice President/Client Services, BISYS Fund Services.
(DOB: 2/10/59)                       Treasurer

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*      Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
**     Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001




                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                                       COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.


CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                            Annual Report
                                                            as of April 30, 1999

Evergreen Long Term Bond Funds

                                                [LOGO OF EVERGREEN APPEARS HERE]

                               Table of Contents

Letter to Shareholders .....................................................  1

Evergreen Diversified Bond Fund

  Fund at a Glance .........................................................  2

  Portfolio Manager Interview ..............................................  3

Evergreen High Yield Bond Fund

  Fund at a Glance .........................................................  6

  Portfolio Manager Interview ..............................................  7

Evergreen Strategic Income Fund

  Fund at a Glance .........................................................  9

  Portfolio Manager Interview .............................................. 10

Evergreen U.S. Government Fund

  Fund at a Glance ......................................................... 12

  Portfolio Manager Interview .............................................. 13

Financial Highlights

  Evergreen Diversified Bond Fund .......................................... 15

  Evergreen High Yield Bond Fund ........................................... 17

  Evergreen Strategic Income Fund .......................................... 19

  Evergreen U.S. Government Fund ........................................... 21

Schedule of Investments

  Evergreen Diversified Bond Fund .......................................... 23

  Evergreen High Yield Bond Fund ........................................... 29

  Evergreen Strategic Income Fund .......................................... 34

  Evergreen U.S. Government Fund ........................................... 40

Statements of Assets and Liabilities ....................................... 42

Statements of Operations ................................................... 43

Statements of Changes in Net Assets ........................................ 44

Combined Notes to Financial Statements ..................................... 47



 -------------------------------------------------------------------------------
                                Evergreen Funds
 -------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               -----------------------------------------------------------------
 Mutual Funds: ARE NOT FDIC INSURED    May lose value . Are not bank guaranteed
               -----------------------------------------------------------------

                           Evergreen Distributor,Inc.
      Evergreen/SM/ is a Service Mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                    June 1999

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Long Term Bond Funds annual report, which covers the twelve-month period ended April 30, 1999.

Shift in the Interest Rate Environment

Following the Russian financial crisis in August 1998, there was a "flight to quality" worldwide. Investors fled from risk-related securities, interest rates fell sharply and the prices of high grade and U.S. government securities rose. During the final six months of the period the flight to quality was reversed as a result of actions to lower interest rates by the governments of the major industrialized nations. Investors returned to more risky fixed income securities, such as lower quality corporate bonds, international bonds and emerging market bonds.

Going forward, we anticipate a more stable interest rate environment than we've seen during the last year, both domestically and internationally. The moderately growing domestic economy and the solid, long-term fundamentals underlying the market lead us to a cautiously optimistic outlook.

Year 2000 Preparation/1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the year 2000 and beyond. As of the end of May, when this report was finalized, we have completed 75% of the testing of internal systems and are rapidly moving through the remaining systems.

Through May, we successfully participated in industry-wide testing with the Securities Industry Association. While Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition to the new millennium. We are confident that our efforts will enable shareholders to receive the same Evergreen products and services after December 1999 that we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company


/1/ The information above constitutes Year 2000 readiness disclosure.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              Diversified Bond Fund
 -------------------------------------------------------------------------------
                     Fund at a Glance as of April 30, 1999

After upgrading overall credit quality during the financial turmoil last summer and early fall, we adjusted in the final six months of the fiscal year to obtain more yield and take advantage of the momentum created by a growing economy.

    Portfolio
    Management
    ----------

[PHOTO OF GARY PZEGEO APPEARS HERE]

  Gary Pzegeo,CFA
 Tenure: January 1999

 -------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
 -------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 4/30/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1999 Morningstar, Inc.

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

Funds that invest in high yield, lower rated bonds may contain more risks due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 9/11/35    Class A    Class B     Class C    Class Y
Class Inception Date                 1/20/98    9/11/35     4/7/98     2/11/98
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge              (1.54%)    (2.29%)     1.60%       n/a
 ...............................................................................
1 year w/o sales charge                3.35%      2.57%      2.57%      2.95%
 ...............................................................................
3 years                                7.10%      7.18%      8.03%      8.84%
 ...............................................................................
5 years                                6.40%      6.33%      6.63%      7.54%
 ...............................................................................
10 years                               7.48%      7.09%      7.07%      8.19%
 ...............................................................................
Since Portfolio Inception              7.08%      6.93%      6.92%      7.21
 ...............................................................................
Maximum Sales Charge                   4.75%      5.00%      1.00%       n/a
                                   Front End      CDSC       CDSC
 ...............................................................................
30-day SEC Yield                       5.59%      5.12%      5.12%      6.15%
 ...............................................................................
12-month distributions per share      $0.97      $0.85      $0.85      $0.91
 ...............................................................................

* Adjusted for maximum applicable sales charge.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                     EVERGREEN
                    DIVERSIFIED         LEHMAN BROTHERS
                     BOND FUND,         AGGREGATE BOND        CONSUMER
  DATE             CLASS B SHARES           INDEX            PRICE INDEX

4/30/89                10,000               10,000              10,000
4/90                    9,959               10,903              10,471
4/91                   10,715               12,559              10,983
4/92                   12,344               13,941              11,332
4/93                                        15,789              11,698
4/94                   14,388               15,924              11,974
4/95                   14,911               17,088              12,339
4/96                   15,734               18,566              12,687
4/97                   17,154               19,882              13,014
4/98                   19,350               22,035              13,201
4/99                   19,848               23,431              13,443

Comparison of a $10,000 investment in Evergreen Diversified Bond Fund, Class B shares(1), versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees.

The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return.

It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                             Diversified Bond Fund
 -------------------------------------------------------------------------------

                           Portfolio Manager Interview

How did the Fund perform?

For the 12-month period ended April 30, 1999, the Evergreen Diversified Bond Fund's Class A shares had a total return of 3.35%, while Classes B and C shares each had returns of 2.57% and Class Y shares had a total return of 2.95%. These returns are before deduction of any applicable sales charges. During the same period, the Lehman Aggregate Bond Index had a return of 6.27% and the average return of BBB-rated bond funds was 4.25%, according to Lipper, Inc., an independent monitor of mutual fund performance. As the market returned to normal in the final six months of the period, the Fund's relative performance improved. During the most recent six months, the Fund's A shares' performance (1.06%) surpassed the Lehman Aggregate Bond Index (-.76%)and slightly under-performed the Lipper Corporate Debt Funds BBB-rated (-.90%).

                    Portfolio
                 Characteristics
                 ---------------

 Total Net Assets                     $491,979,583
 ..................................................
 Average Credit Quality                          A
 ..................................................
 Average Maturity                       12.4 years
 ..................................................
 Average Duration                        6.4 years
 ..................................................

What was the investment environment like during the 12-month period?

The most dramatic event during the 12-month period was the worldwide "flight to quality," primarily benefiting U.S. Treasury securities, that began following the Russian financial crisis in August 1998. Continuing through early October, this period was marked by an investor flight from risk-related securities. Interest rates fell sharply, and the prices of high grade and U.S. government securities tended to rise.

As a result of actions by the U.S. Federal Reserve Board and by the governments of other major industrialized nations, this flight to quality was reversed during the final six months of the fiscal year. Investors again turned to risk-related, fixed-income securities, including lower quality corporate bonds, international bonds, emerging market bonds and mortgage-backed securities. There almost was a "flight from quality."

Domestically, the change in the market was triggered by three successive actions of the Federal Reserve to lower short-term interest rates in late 1998. Together, these rate cuts restored confidence in the markets, sharply reducing the fears of recession, and providing liquidity and encouraging consumers to spend.

Internationally, the new European Central Bank lowered rates, as did the central banks in the United Kingdom, Japan and Canada. As a result, the fragile markets in Asia and Latin America started to show improvement.

At the bottom of the market, in August through October, we witnessed a crisis of confidence in the financial markets. The markets seized up, no one was willing to lend capital and the prices of most securities were depressed. The global central banks recognized this and stepped in to fix it by lowering the price of money.

Treasury securities, which had risen in price as rates declined during the height of the crisis, have suffered more than most other fixed-income securities in the final six months of the period, as rates rose again and prices declined.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                             Diversified Bond Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview


             30-year U.S.Treasury
                Bond Yields
                -----------

 April 30, 1998                            5.95%
 ................................................
 October 31, 1998                          5.16%
 ................................................
 April 30, 1999                            5.66%
 ................................................

The spread--or difference in yields--between Treasuries and risk-related securities, such as corporate bonds and mortgage securities, narrowed during the final six months of the fiscal year as evidence of strong economic growth encouraged investors to take credit risk. Gross Domestic Product rose by an annualized rate of 6% during the final quarter of 1998 and by an estimated 4.1% during the first quarter of 1998. As evidence of economic growth continued, investors put their money in the most cyclically sensitive areas, where the rebound would have the greatest impact.

What was your strategy in this changing environment?

After upgrading overall credit quality during the financial turmoil last summer and early fall, we adjusted in the final six months of the fiscal year to obtain more yield and take advantage of the momentum created by a growing economy.

In doing this, we increased the overall allocation to domestic corporate bonds from 51.6% of net assets at the end of October 1998 to 60.5% at the end of April 1999, with the high yield bond portion of the portfolio expanding from 19% to 30% of net assets. In the high yield sector, we emphasized bonds from cyclical or economically sensitive industries, including metals, mining, paper and other commodities. We also invested in the cable and media industries to take advantage of consolidation within those industries and potential price appreciation opportunities.

Mortgage-backed obligations were increased from 3.5% to 7.3% and collateralized mortgage obligations increased from 14.1% to 14.6% in the final six months of the fiscal year. U.S. Treasury securities declined from 10.6% to 4.1% of net assets during the same six-month period, while cash was reduced from 4.6% to 3.3% and foreign bonds remained at 9.1%.

Overall, average credit quality of the portfolio declined during the final six months from A+ to A-. During the same period, the average weighted maturity of the portfolio increased from 12.1 years to 12.4 years.

 -------------------------------------------------------------------------------
                            PORTFOLIO CREDIT QUALITY
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

AAA -- 25.5%
BB -- 16.0%
BBB -- 15.1%
AA -- 14.8%
A -- 14.6%
B -- 13.5%
CC -- 0.5%

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                             Diversified Bond Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview

 -------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

Corporate Bonds -- 56.2%
Collateralized Mortgage Obligations -- 14.6%
Mortgage-backed Securities -- 7.3%
Foreign Corporate Bonds -- 7.0%
Asset-backed Securities -- 4.3%
U.S. Government & Agency Obligations -- 4.1%
Short Term Investments/1/ and other Assets & Liabilities -- 3.3%
Foreign Government Obligations -- 2.4%
Municipal Bonds -- 0.8%

What is your outlook?

We anticipate a much more stable interest rate environment than we witnessed during the last six months. We believe the economy will continue to grow moderately, and we think the boom-or-bust fears of the past year may be behind us. Internationally, we expect more stability, with either a halt to the weakening of foreign markets or the start of a gradual recovery.

With this scenario, we believethe Federal Reserve Board is unlikely to lower rates any further and may, in fact, look to reverse some of the monetary easing instituted in response to last year's market instability. With labor costs under control and no signs of any substantial increase in inflationary pressures, any increase in rates would likely be moderate. The Federal Reserve Board is very conscious of the negative effect any increase in interest rates would have on foreign markets and does not want to rekindle global market disorder.

In this environment, we expect to continue the strategies we put in place during the past six months, emphasizing corporate bonds, including high yield securities, and corporate mortgage-backed securities for the yield advantage they may provide in an expanding economy with stable interest rates.

/1/ Includes repurchase agreements and mutual funds shares.                   5

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              High Yield Bond Fund
 -------------------------------------------------------------------------------
                     Fund at a Glance as of April 30, 1999


We managed the Fund conservatively, focusing on issuers' creditworthiness and our outlook for the economy.

       Portfolio
      Management
      ----------

[PHOTO OF PRESCOTT B. CROCKER APPEARS HERE]

 Prescott B.Crocker,CFA
  Tenure: February 1997

 -------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
 -------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 4/30/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1999 Morningstar, Inc.

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 9/11/35  Class A     Class B     Class C     Class Y
Class Inception Date               1/20/98     9/11/35     1/21/98     4/14/98
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge            (6.79%)     (7.27%)     (3.69%)       n/a
 ...............................................................................
1 year w/o sales charge             (2.05%)     (2.79%)     (2.79%)     (1.81%)
 ...............................................................................
3 years                              6.51%       6.65%       7.49%       8.47%
 ...............................................................................
5 years                              4.37%       4.34%       4.61        5.60%
 ...............................................................................
10 years                             6.90%       6.55%       6.55%       7.65%
 ...............................................................................
Since Portfolio Inception            8.48%       8.34%       8.32%       8.63%
 ...............................................................................
Maximum Sales Charge                 4.75%       5.00%       1.00%        n/a
                                   Front End     CDSC        CDSC
 ...............................................................................
30-day SEC Yield                     7.82%       7.45%       7.45%       8.46%
 ...............................................................................
12-month distributions per share    $0.37       $0.34       $0.34       $0.38
 ...............................................................................

* Adjusted for maximum applicable sales charge.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

            EVERGREEN HIGH     LEHMAN BROTHERS      MERRILL LNYCH     CONSUMER
           YIELD BOND FUND      AGGREGATE BOND       HIGH YIELD         PRICE
DATE          CLASS B/1/            INDEX           MASTER INDEX        INDEX

4/30/89        10,000              10,000              10,000           10,000
4/90            8,881              10,903              10,016           10,471
4/91            8,659              12,558              11,457           10,983
4/92           11,386              13,941              14,196           11,332
4/93           13,383              15,789              16,565           11,698
4/94           15,044              15,924              17,600           11,974
4/95           14,314              17,088              19,454           12,339
4/96           15,174              18,566              21,821           12,687
4/97           16,571              19,882              24,403           13,014
4/98           19,392              22,035              27,824           13,201
4/99           18,851              23,431              29,075           13,443

Comparison of a $10,000 investment in Evergreen High Yield Bond Fund, Class B shares/1/, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield Master Index are unmanaged indices and do not include transaction costs associated with buying and selling securities nor any management fees.

The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return.

It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              High Yield Bond Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview

How did the Fund perform over the past twelve-months?

The Evergreen High Yield Bond Fund's Class A shares returned -2.05% for the twelve month period ended April 30, 1999. For the same period, Class B and Class C shares returned -2.79% and Class Y shares returned -1.81%. These returns are before deduction of any applicable sales charges. In comparison, the Merrill Lynch High Yield Master Index returned 3.05% and the Lehman Brothers Aggregate Bond Index returned 6.27% for the same period. Unlike a mutual fund, these indices do not incur operating expenses, which would reduce their total returns. We attribute the difference in performance between the Fund and the Lehman Brothers Aggregate Bond Index to the Fund's exclusive investment in high yield bonds versus Lehman's representation of a higher-rated selection of the bond market. According to Lipper, Inc., an independent monitor of mutual fund performance, the Lipper high current yield objective average is -0.06.

                     Portfolio
                  Characteristics
                  ---------------

 Total Net Assets                     $407,444,141
 ..................................................
 Average Credit Quality                          B
 ..................................................
 Average Maturity                        7.8 years
 ..................................................
 Average Duration                        5.8 years
 ..................................................

What caused the difference in the Fund's return during the period?

The investment environment in the first half of the fiscal year was extremely different from the one that existed over the last six months. The Fund's fiscal period began with a continuation of favorable market conditions including solid economic growth, low inflation and strong demand for high yield bonds. In the summer of 1998, however, a series of events unfolded which caused a rapid and chaotic deterioration in high yield bond prices. At that time, Russia devalued its currency, the government of Malaysia imposed currency controls and the largest U.S. hedge fund/1/ sought financial assistance to avoid insolvency. These events triggered a massive "flight-to-quality"--a phenomenon in which there is demand for only the highest quality investments. While U.S. Treasury prices rose dramatically, there was increasing downward pressure on high yield bond prices.

The investment environment changed dramatically in the second half of the Fund's fiscal year. In the fourth quarter of 1998, international central bankers and government officials helped rebuild investor confidence in the world's economies and financial systems by coordinating interest rate cuts and implementing programs to stimulate economic growth. The high yield bond market regained stability as a result of these efforts. Prices rebounded further in the early months of 1999, as reports confirmed continued economic growth, small capitalization stocks recovered and commodity prices improved.

/1/ A hedge fund is private investment account that often engages in complex, leveraged trading strategies. Hedge funds are not subject to the same regulations as mutual funds.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              High Yield Bond Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview


 -------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

Corporate Bonds -- 78.1%
Foreign Corporate Bonds -- 11.5%
Preferred Stocks -- 6.0%
Short Term Investments/1/ and other Assets and Liabilities (net) -- 2.3% Common Stocks and Warrants -- 2.1%

What strategies did you use to manage the Fund?

We managed the Fund conservatively, focusing on issuers' creditworthiness and our outlook for the economy. In the first half of the fiscal period, we reduced "CCC-rated" holdings from 10% to as low as 5%, and also lowered the Fund's position in companies dependent on raising capital in the stock market. This helped protect the Fund as market conditions deteriorated and investors penalized risk. We also emphasized stronger credits because of the rising number of defaults among high yield bond issuers. According to Moody's Investors Services, the default rate on the principal amount of issues outstanding of high yield bonds rose from 2.8% to 4.0% for the 12-months ending April 30, 1999. This rate had reached a low of 1.35% in March 1997.

In the second half of the Fund's fiscal period, we concentrated on industries, which we believed had positive and/or improving trends. These included cable and telecommunications, which have benefited from the stock market's recent strength. The aggressive merger and acquisition activity in these industries has resulted in ratings' upgrades and higher bond prices. We also increased the Fund's holdings in steel, paper and energy, which have profited from recent price increases as well as the economy's continued strength.

 -------------------------------------------------------------------------------
                            PORTFOLIO CREDIT QUALITY
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

B -- 85.3%
BB -- 7.5%
CCC -- 6.2%
Non Rated -- 1.0%

What is your outlook for high yield bonds over the next six months?

Our outlook is positive, although it is tied to the direction of stock prices. We believe the economy's strength and the "wealth effect" of the rising stock market can enable many companies to raise the prices of their products, providing them with the opportunity to achieve above average earnings growth. In particular, we think the ability of small capitalization stocks and value stocks to outperform the broader market should lend continued strength to high yield bonds.

If there were to be a continuation of rising commodity prices, that would put upward pressure on interest rates and be negative for government bond prices, however, it may have a positive effect on high yield bond issuers, particularly emerging market debt. The combination of rising stock and commodity prices usually indicates stronger economic growth--a setting that typically enhances the financial health of high yield bond issuers.

/1/ Includes repurchase agreements and mutual fund shares.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              Strategic Income Fund
 -------------------------------------------------------------------------------
                     Fund at a Glance as of April 30, 1999

Our outlook is positive. We are cautious on the direction of interest rates, but are optimistic about opportunities in higher yielding bonds.

       Portfolio
       Management
       ----------

[PHOTO OF PRESCOTT B. CROCKER APPEARS HERE]

 Prescott B. Crocker,CFA
  Tenure: February 1997

 -------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
 -------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 4/30/99.

The Fixed-Income Style Box placementis based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1999 Morningstar, Inc.

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

Funds that invest in high yield, lower rated bonds may contain more risks due to the increased possibility of default.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 4/14/87   Class A     Class B     Class C      Class Y
Class Inception Date                4/14/87      2/1/93      2/1/93      1/13/97
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge             (3.26%)     (4.14%)     (0.39%)       n/a
 ...............................................................................
1 year w/o sales charge               1.58%       0.56%       0.55%       1.83%
 ...............................................................................
3 years                               6.15%       6.17%       7.06%       7.19%
 ...............................................................................
5 years                               4.90%       4.82%       5.09%       5.50%
 ...............................................................................
10 years                              7.21%       7.15%       7.14%       7.52%
 ...............................................................................
Since Portfolio Inception             6.93%       6.88%       6.88%       7.19%
 ...............................................................................
Maximum Sales Charge                  4.75%       5.00%       1.00%        n/a
                                    Front End     CDSC        CDSC
 ...............................................................................
30-day SEC Yield                      7.81%       7.44%       7.44%       8.45%
 ...............................................................................
12-month distributions per share     $0.52       $0.47       $0.47       $0.53
 ...............................................................................

* Adjusted for maximum applicable sales charge.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 EVERGREEN STRATEGIC        LEHMAN BROTHERS       CONSUMER
                     INCOME FUND              AGGREGATE            PRICE
DATE                  CLASS A/1/             BOND INDEX            INDEX

4/30/89                9,523                   10,000              10,000
4/90                   8,708                   10,903              10,471
4/91                   8,479                   12,559              10,983
4/92                  11,082                   13,941              11,332
4/93                  13,429                   15,789              11,698
4/94                  15,042                   15,924              11,974
4/95                  14,494                   17,088              12,339
4/96                  15,965                   18,566              12,687
4/97                  17,446                   19,882              13,014
4/98                  19,748                   22,035              13,201
4/99                  20,059                   23,431              13,443

Comparison of a $10,000 investment in Evergreen Strategic Income Fund, Class A shares/1/, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees.

The Consumer Price Index is a commonly used measure of inflation, and does not represent an investment return.

It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                             Strategic Income Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview

How did the Fund perform over the past twelve-months?

The Evergreen Strategic Income Fund's Class A shares returned 1.58% for the twelve-month period ended April 30, 1999. For the same period, Class B and Class C shares returned 0.56% and 0.55%, respectively, and Class Y shares returned 1.83%. These returns are before deduction of any applicable sales charges. In comparison, the Lehman Aggregate Bond Index had a 6.27% return during the same period. Unlike a mutual fund, these indices do not incur operating expenses, which would reduce their total returns. The average return of the strategic income funds followed by Lipper, Inc., an independent monitor of mutual fund performance, was 1.05% for the same twelve-month period.

                   Portfolio
                Characteristics
                ---------------

 Total Net Assets                     $300,772,386
 ..................................................
 Average Credit Quality                         A-
 ..................................................
 Average Maturity                       12.1 years
 ..................................................
 Average Duration                        6.2 years
 ..................................................

How was the Fund invested at the end of the fiscal period?

As of April 30, 1999, the Fund was invested as follows: High yield bonds--43%; U.S. Treasury and agency securities--20%; and foreign bonds--36%. Foreign government bonds represented approximately 20% of net assets and included the governments of Canada, Hungary and Greece. Approximately 12% of the Fund's net assets were invested in foreign high yield bonds, most of which included Latin American and Eastern European sovereign country debt obligations, as well as certain foreign corporate bonds. The Fund's foreign holdings included bonds denominated in the Canadian and New Zealand dollar, as well as the euro, which was partially currency-hedged.

 -------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

Corporate Bonds -- 38.8%
Foreign Government Obligations -- 23.1%
Mortgage-backed Securities -- 15.3%
Foreign Corporate Bonds -- 13.1%
U.S. Treasury Obligations -- 5.4%
Short Term Investments/1/ and other Assets and Liabilities -- 2.7% Common Stock -- 0.7%
Asset-backed Securities -- 0.7%
Preferred Stock -- 0.2%

What was the investment environment like?

The environment was challenging in the first half of the Fund's fiscal year and positive in the last six months, particularly in the high yield bond sector. The reporting period began with a continuation of favorable market conditions, i.e., stable interest rates, a high degree of investor confidence and price relationships that reflected historical market standards. In the summer of 1998, however, a series of events unfolded that triggered a massive "flight-to-quality"--a phenomenon in which investors seek only the highest quality investments. These events included the Russian government devaluing the country's currency and defaulting on its domestic debt, the Malaysian government imposing currency controls and the largest hedge fund/2/ in the United States seeking financial assistance to avoid insolvency. During this time, the prices of U.S. Treasury securities and high quality foreign bonds rose considerably while high yield bonds experienced rapid and chaotic price deterioration-- particularly issues of emerging market debt.

/1/  Includes repurchase agreements and mutual fund shares.
/2/ A hedge fund is a private investment account that often engages in complex, leveraged trading strategies. Hedge funds are not subject to the same regulations as mutual funds.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                             Strategic Income Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview

The high yield bond market regained stability in the fourth quarter of 1998, however. A combination of coordinated worldwide interest rate cuts and the implementation of programs designed to stimulate economic growth helped rebuild investor confidence. The market achieved further gains early in 1999 when reports confirmed the acceleration of economic strength, small capitalization stock prices recovered and commodity prices improved.

What happened in the other sectors?

U.S. Treasury prices rose dramatically during the "flight-to-quality" and then declined sharply. The yield on the benchmark 30-year U.S. Treasury, which typically falls when prices rise and moves higher when prices decline, was 5.95% on April 30, 1998, fell to a low of 4.72% on October 6, 1998,and stood at 5.66% on April 30, 1999. On a year-to-year basis, high quality European bonds outperformed their U.S. counterparts. Europe's economy has been stagnant, which has kept their interest rates low. In contrast, U.S. interest rates have stayed higher than European interest rates because of continued domestic economic strength.

 -------------------------------------------------------------------------------
                            PORTFOLIO CREDIT QUALITY
 -------------------------------------------------------------------------------
(based on netassets)

                            [PIE CHART APPEARS HERE]

B -- 29.7%
AAA -- 23.6%
BB -- 18.5%
A -- 10.2%
CCC -- 9.0%
AA -- 4.0%
BBB -- 4.0%
Not Rated -- 1.0%

What strategies did you use in managing the Fund?

We emphasized quality and flexibility in the first half of the reporting period when investors penalized risk. Specifically, we increased the Fund's position in U.S. Treasuries, maintained a focus on high quality foreign bonds and controlled investment in high yield and emerging market bonds. In the second half of the reporting period, we took advantage of the depressed prices and positive outlook in the high yield sector to boost the Fund's total return potential. We maximized the Fund's high yield bond position, shifting assets from U.S. Treasury and agency securities. We emphasized domestic bonds in industries we believed had positive and/or improving trends. These included cable and telecommunications, steel, paper and energy. We also selected bonds with short durations to minimize the Fund's sensitivity to interest rate changes.

We reduced the Fund's exposure to U.S. Treasury and agency securities during the same period. The Fund's position in foreign bonds has remained relatively stable over the past 12months.

What is your outlook for the Fund over the next 6 months?

Our outlook is positive. We are cautious on the direction of interest rates, but are optimistic about opportunities in higher yielding bonds. We believe the recent trend of rising commodity prices will continue, which is positive for emerging market debt, but it also could put upward pressure on interest rates. Higher interest rates would push the prices of high quality bonds--particularly U.S. government bonds--lower. We also anticipate solid economic growth, based on the combination of rising commodity prices with the stock market's recent strength. Typically, a strong economy benefits high yield issuers. With that as a background, we intend to maintain the Fund's current strategies, particularly its emphasis on high yield bonds and bonds with modest durations in other sectors.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              U.S. Government Fund
 -------------------------------------------------------------------------------
                     Fund at a Glance as of April 30, 1999

The Fund's strong return can be attributed primarily to a favorable duration strategy, and the fact that U.S. Treasuries posted extraordinary returns during the majority of the period.

          Portfolio
          Management
          ----------

[PHOTO OF ROLLIN C. WILLIAMS APPEARS HERE]

     Rollin C. Williams,CFA
      Tenure: January 1993

 -------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
 -------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 4/30/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1999 Morningstar, Inc.

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would Quality have been lower while returns for Class Y would have High Med Low been higher.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 1/11/93  Class A      Class B      Class C     Class Y
Class Inception Date               1/11/93      1/11/93      9/2/94      9/2/93
 ...............................................................................
Average Annual Returns*
 ...............................................................................
1 year with sales charge             0.41%      (0.37%)       3.61%        n/a
 ...............................................................................
1 year w/o sales charge              5.39%       4.60%        4.60%       5.66%
 ...............................................................................
3 years                              5.44%       5.47%        6.36%       7.43%
 ...............................................................................
5 years                              6.04%       5.98%        6.34%       7.35%
 ...............................................................................
Since Portfolio Inception            5.32%       5.42%        5.56%       6.38%
 ...............................................................................
Maximum Sales Charge                 4.75%       5.00%        1.00%        n/a
                                   From End      CDSC         CDSC
 ...............................................................................
30-day SEC yield                     4.96%       4.45%        4.45%       5.47%
 ...............................................................................
12- month dividends per share       $0.57       $0.49        $0.49       $0.59
 ...............................................................................

*  Adjusted for maximum applicable sales charge.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                 LEHMAN BROTHERS
               EVERGREEN U.S.   INTERMEDIATE TERM        CONSUMER
              GOVERNMENT FUND      GOVERNMENT              PRICE
               CLASS A SHARES      BOND INDEX              INDEX

1/31/93            9,526              10,000              10,000
4/93               9,784              10,264              10,098
4/94               9,768              10,356              10,337
4/95              10,401              10,994              10,652
4/96              11,173              11,822              10,952
4/97              11,885              12,559              11,234
4/98              13,047              13,642              11,396
4/99              13,750              14,517              11,605


Comparison of a $10,000 investment in Evergreen U.S. Government Fund, Class A shares/1/, versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The Lehman Brothers Intermediate Term Government Bond Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees.

The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return.

It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                                E V E R G R E E N

                              U.S. Government Fund
 -------------------------------------------------------------------------------
                           Portfolio Manager Interview

How did the Fund perform during the past twelve months?

For the twelve month period ended April 30, 1999, the Evergreen U.S. Government Fund's Class A shares posted a total return of 5.39%. Class B and C shares each returned 4.60%and Class Y shares returned 5.66%. These returns are before deduction of any applicable sales charges. The performance of the A and Y shares outpaced the 5.12% average return of general U.S. government funds tracked by Lipper, Inc., an independent mutual fund rating company. During the same period, Lehman Brothers Intermediate Term Government Bond Index returned 6.36%.

The Fund's strong return can be attributed primarily to a favorable duration strategy, and the fact that U.S. Treasuries posted extraordinary returns during the majority of the period.

                      Portfolio
                   Characteristics
                   ---------------

 Total Net Assets                      $399,490,302
 ...................................................
 Average Credit Quality                         AA+
 ...................................................
 Average Maturity                         9.7 years
 ...................................................
 Average Duration                         5.3 years
 ...................................................

What was the environment like for fixed income investors during the fiscal year?

Investors witnessed two markedly different periods during the fiscal year. Interest rates fell steadily during the first six months, as the yield on the bellwether 30-year Treasury Bond fell from 5.95% to 5.16%.

Underscoring this decline were two interest rate cuts by the Federal Reserve Board undertaken to insulate the U.S. from the global turmoil. Rates proceeded to climb during the remainder of the period, finishing at 5.66% on April 30,1999.

U.S. Treasury securities also experienced a roller-coaster ride. During the first half of the fiscal period amid low inflation, a spreading global economic crisis, and a flight to quality bonds, U.S. Treasuries proved to be the overwhelming fixed income asset class of choice, enjoying strong performance as global investors sought a safe haven from volatile global markets. Subsequently, performance cooled down--especially in the early months of 1999--as rates crept upward and long U.S. Treasuries under-performed significantly.

 -------------------------------------------------------------------------------
                               MATURITY BREAKDOWN
 -------------------------------------------------------------------------------
(based on netassets)

                            [PIE CHART APPEARS HERE]

5-10 years -- 46.8%
1-5 years -- 20.5%
10-20 years -- 17.1%
20+ years -- 8.7%
0-1 year -- 6.9%

Which particular investment strategies contributed to the period's strong performance?

Our duration strategy, including a few timely duration adjustments, was a major contributor to strong performance throughout the year. The Fund was rewarded for maintaining a longer duration during the first half of the period when interest rates declined steadily. In the early months of 1999, we became

 -------------------------------------------------------------------------------
                                   EVERGREEN
                              U.S. Government Fund
 -------------------------------------------------------------------------------

                           Portfolio Manager Interview

concerned about the market's momentum and shortened the portfolio's duration, but as concern dissipated we extended duration back to its long position.

Favorable sector weightings also had a positive impact on total return, allowing the Fund to outpace over 70% of funds in its peer group. A weighting of nearly 50% in U.S. Treasuries fueled performance during the first part of the period. In addition, we purchased several lower coupon mortgages in late 1998 to maintain the yield component of the Fund. This decision fueled performance at the end of the fiscal year when mortgages posted exceptionally strong returns during the opening months of 1999.

 -------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

Mortgage-backed Securities -- 49.8%
U.S. Treasury Obligations -- 31.3%
Corporate Bonds -- 17.8%
Repurchase Agreements and Other Assets &
Liabilities (net) -- 1.1%

 -------------------------------------------------------------------------------
                            PORTFOLIO CREDIT QUALITY
 -------------------------------------------------------------------------------
(based on net assets)

                            [PIE CHART APPEARS HERE]

U.S. Treasury & Agency Obligations -- 80.6%
BBB -- 11.2%
A -- 7.5%
AAA -- 0.7%

What is your outlook going forward?

Looking to the remainder of 1999, the market's long-term fundamentals appear extremely positive and we feel the risk of a potential short-term uptick in rates is outweighed by lower rates over the long term. The portfolio duration will continue to be changed throughout the period as we re-evaluate market momentum and sentiment. In addition, we will continue to monitor the fixed income markets for areas of relative value and hidden opportunity.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                            Diversified Bond Fund
 -------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended April 30,
                                                 ---------------------
                                                   1999    1998 (a)(#)
 CLASS A SHARES
 Net asset value, beginning of period            $  15.92   $  16.08
                                                 ========   ========
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                               0.97       0.30
 .........................................................................
 Net realized and unrealized gains or losses on
  securities                                        (0.44)     (0.16)++
                                                 --------   --------
 .........................................................................
 Total from investment operations                    0.53       0.14
                                                 --------   --------
 .........................................................................
 Distributions to shareholders from
 .........................................................................
 Net investment income                              (0.97)     (0.30)
 .........................................................................
 Tax basis return of capital                            0          0
                                                 --------   --------
 .........................................................................
 Total distributions to shareholders                (0.97)     (0.30)
                                                 --------   --------
 .........................................................................
 Net asset value, end of period                  $  15.48   $  15.92
                                                 ========   ========
 .........................................................................
 Total return*                                       3.35%      0.85%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)           $444,273   $501,547
 .........................................................................
 Ratios to average net assets
 Expenses+++                                         1.23%      1.08%+
 .........................................................................
 Net investment income                               6.12%      6.68%+
 .........................................................................
 Portfolio turnover rate                              141%       109%
 .........................................................................


                           Year Ended April 30,         Year Ended August 31,
                           ------------------- -------------------------------------
                            1999    1998 (b)(#)   1997      1996      1995      1994
 CLASS B SHARES
 Net asset value,
  beginning of period      $ 15.92    $ 15.42   $  14.65  $  15.09  $  15.28  $  17.06
                           =======    =======   ========  ========  ========  ========
 .........................................................................................
 Income from investment
  operations
 .........................................................................................
 Net investment income        0.86       0.61       0.91      0.95      1.06      1.06
 .........................................................................................
 Net realized and
  unrealized gains or
  losses on securities       (0.45)      0.50       0.84     (0.35)     0.11     (1.62)
                           -------    -------   --------  --------  --------  --------
 .........................................................................................
 Total from investment
  operations                  0.41       1.11       1.75      0.60      1.17     (0.56)
                           -------    -------   --------  --------  --------  --------
 .........................................................................................
 Distributions to
  shareholders from
 .........................................................................................
 Net investment income       (0.85)     (0.61)     (0.98)    (0.96)    (1.28)    (1.22)
 .........................................................................................
 Tax basis return of
  capital                        0          0          0     (0.08)    (0.08)        0
                           -------    -------   --------  --------  --------  --------
 .........................................................................................
 Total distributions to
  shareholders               (0.85)     (0.61)     (0.98)    (1.04)    (1.36)    (1.22)
                           -------    -------   --------  --------  --------  --------
 .........................................................................................
 Net asset value, end of
  period                   $ 15.48    $ 15.92   $  15.42  $  14.65  $  15.09  $  15.28
                           =======    =======   ========  ========  ========  ========
 .........................................................................................
 Total return*                2.57%      7.26%     12.25%     4.03%     8.13%   (3.35%)
 .........................................................................................
 Ratios and supplemental
  data
 .........................................................................................
 Net assets end of period
  (thousands)              $43,729    $70,113   $457,701  $559,792  $734,837  $814,245
 .........................................................................................
 Ratios to average net
  assets
 Expenses+++                  1.97%      1.93%+     1.88%     1.84%     1.81%     1.75%
 .........................................................................................
 Net investment income        5.33%      5.74%+     6.07%     6.42%     7.05%     6.48%
 .........................................................................................
 Portfolio turnover rate       141%       109%       138%      246%      178%      200%
 .........................................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.
(b) For the eight months ended April 30, 1998. The Fund changed its fiscal year end from August 31 to April 30, effective April 30, 1998.
*   Excluding applicable sales charges.
+   Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
+++ The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             Diversified Bond Fund
 -------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                            Year Ended April 30,
                                                            --------------------
                                                             1999   1998 (a)(#)
 CLASS C SHARES
 Net asset value, beginning of period                       $15.92    $16.06
                                                            ======    ======
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                                        0.84      0.04
 ................................................................................
 Net realized and unrealized gains or losses on securities   (0.43)    (0.14)++
                                                            ------    ------
 ................................................................................
 Total from investment operations                             0.41     (0.10)
                                                            ------    ------
 ................................................................................
 Distributions to shareholders from
 ................................................................................
 Net investment income                                       (0.85)    (0.04)
 ................................................................................
 Tax basis return of capital                                     0         0
                                                            ------    ------
 ................................................................................
 Total distributions to shareholders                         (0.85)    (0.04)
                                                            ------    ------
 ................................................................................
 Net asset value, end of period                             $15.48    $15.92
                                                            ======    ======
 ................................................................................
 Total return*                                                2.57%    (0.60%)
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (thousands)                      $  499    $   23
 ................................................................................
 Ratios to average net assets
 Expenses+++                                                  1.98%     1.88%+
 ................................................................................
 Net investment income                                        5.33%     6.11%+
 ................................................................................
 Portfolio turnover rate                                       141%      109%
 ................................................................................


                                                            Year Ended April 30,
                                                            --------------------
                                                             1999   1998 (b)(#)
 CLASS Y SHARES
 Net asset value, beginning of period                       $15.92    $16.03
                                                            ======    ======
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                                        0.90      0.24
 ................................................................................
 Net realized and unrealized gains or losses on securities   (0.43)    (0.11)++
                                                            ------    ------
 ................................................................................
 Total from investment operations                             0.47      0.13
                                                            ------    ------
 ................................................................................
 Distributions to shareholders from
 ................................................................................
 Net investment income                                       (0.91)    (0.24)
 ................................................................................
 Tax basis return of capital                                     0         0
                                                            ------    ------
 ................................................................................
 Total distributions to shareholders                         (0.91)    (0.24)
                                                            ------    ------
 ................................................................................
 Net asset value, end of period                             $15.48    $15.92
                                                            ======    ======
 ................................................................................
 Total return                                                 2.95%     0.80%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (thousands)                      $3,478    $    7
 ................................................................................
 Ratios to average net assets
  Expenses+++                                                 0.99%     0.83%+
 ................................................................................
  Net investment income                                       6.55%     6.89%+
 ................................................................................
 Portfolio turnover rate                                       141%      109%
 ................................................................................

(a) For the period from April 7, 1998 (commencement of class operations) to April 30, 1998.
(b) For the period from February 11, 1998 (commencement of class operations) to April 30, 1998.
 *  Excluding applicable sales charges.
+   Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
+++ The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             High Yield Bond Fund
 -------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended April 30,
                                                 --------------------
                                                   1999     1998 (a)#
 CLASS A SHARES
 Net asset value, beginning of period            $   4.53   $   4.52
                                                 ========   ========
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                               0.36       0.11
 ................................................................................
 Net realized and unrealized gains or losses on
  securities                                        (0.46)      0.01
                                                 --------   --------
 ................................................................................
 Total from investment operations                   (0.10)      0.12
                                                 --------   --------
 ................................................................................
 Distributions to shareholders from
 ................................................................................
 Net investment income                              (0.37)     (0.11)
 ................................................................................
 Tax basis return of capital                            0          0
                                                 --------   --------
 ................................................................................
 Total distributions to shareholders                (0.37)     (0.11)
                                                 --------   --------
 ................................................................................
 Net asset value, end of period                  $   4.06   $   4.53
                                                 ========   ========
 ................................................................................
 Total return*                                      (2.05%)     2.57%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (millions)            $353,488   $420,778
 ................................................................................
 Ratios to average net assets
 Expenses++                                          1.21%      1.24%+
 ................................................................................
 Net investment income                               8.61%      8.48%+
 ................................................................................
 Portfolio turnover rate                              170%       155%
 ................................................................................


                          Year Ended April 30,         Year Ended July 31,
                          -------------------  --------------------------------------
                           1999     1998 (b)#    1997      1996      1995      1994
 CLASS B SHARES
 Net asset value,
  beginning of period     $  4.53    $  4.37   $   4.10  $   4.42  $   4.68  $   5.13
                          =======    =======   ========  ========  ========  ========
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income       0.27       0.25       0.32      0.32      0.38      0.38
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities      (0.40)      0.16       0.28     (0.27)    (0.15)    (0.38)
                          -------    -------   --------  --------  --------  --------
 ...........................................................................................
 Total from investment
  operations                (0.13)      0.41       0.60      0.05      0.23         0
                          -------    -------   --------  --------  --------  --------
 ...........................................................................................
 Distributions to
  shareholders from
 ...........................................................................................
 Net investment income      (0.34)     (0.25)     (0.33)    (0.37)    (0.39)    (0.45)
 ...........................................................................................
 Tax basis return of
  capital                       0          0          0         0     (0.10)        0
                          -------    -------   --------  --------  --------  --------
 ...........................................................................................
 Total distributions to
  shareholders              (0.34)     (0.25)     (0.33)    (0.37)    (0.49)    (0.45)
                          -------    -------   --------  --------  --------  --------
 ...........................................................................................
 Net asset value, end of
  period                  $  4.06    $  4.53   $   4.37  $   4.10  $   4.42  $   4.68
                          =======    =======   ========  ========  ========  ========
 ...........................................................................................
 Total return*              (2.79%)     9.57%     15.32%     1.38%     5.66%    (0.41%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (millions)       $47,713    $96,535   $547,390  $593,681  $764,965  $766,283
 ...........................................................................................
 Ratios to average net
  assets
  Expenses++                 1.95%      1.94%+     1.96%     1.94%     2.03%     1.84%
 ...........................................................................................
  Net investment income      7.85%      7.27%+     7.63%     7.92%     8.64%     7.57%
 ...........................................................................................
 Portfolio turnover rate      170%       155%       138%      116%       82%      110%
 ...........................................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.
(b) For the nine months ended April 30, 1998. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1998.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             High Yield Bond Fund
 -------------------------------------------------------------------------------

                             Financial Highlights
                (For a share outstanding throughout each period)

                                                            Year Ended April 30,
                                                            --------------------
                                                             1999    1998 (a)#
 CLASS C SHARES
 Net asset value, beginning of period                       $ 4.53    $ 4.52
                                                            ======    ======
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                                        0.32      0.10
 ................................................................................
 Net realized and unrealized gains or losses on securities   (0.45)     0.01
                                                            ------    ------
 ................................................................................
 Total from investment operations                            (0.13)     0.11
                                                            ------    ------
 ................................................................................
 Distributions to shareholders from net investment income
 ................................................................................
 Net investment income                                       (0.34)    (0.10)
 ................................................................................
 Tax basis return of capital                                     0         0
                                                            ------    ------
 ................................................................................
 Total distributions to shareholders                         (0.34)    (0.10)
                                                            ------    ------
 ................................................................................
 Net asset value, end of period                             $ 4.06    $ 4.53
                                                            ======    ======
 ................................................................................
 Total return*                                               (2.79%)    2.35%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (millions)                       $1,999    $1,155
 ................................................................................
 Ratios to average net assets
 Expenses+++                                                  1.94%     2.04%+
 ................................................................................
 Net investment income                                        7.86%     7.51%+
 ................................................................................
 Portfolio turnover rate                                       170%      155%
 ................................................................................

                                                            Year Ended April 30,
                                                            --------------------
                                                             1999    1998 (b)#
 CLASS Y SHARES
 Net asset value, beginning of period                       $ 4.53     $4.56
                                                            ======    ======
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                                        0.36      0.02
 ................................................................................
 Net realized and unrealized gains or losses on securities   (0.45)    (0.03)++
                                                            ------     -----
 ................................................................................
 Total from investment operations                            (0.09)    (0.01)
                                                            ------     -----
 ................................................................................
 Distributions to shareholders from net investment income
 ................................................................................
 Net investment income                                       (0.38)    (0.02)
 ................................................................................
 Tax basis return of capital                                     0         0
                                                            ------     -----
 ................................................................................
 Total distributions to shareholders                         (0.38)    (0.02)
                                                            ------     -----
 ................................................................................
 Net asset value, end of period                             $ 4.06     $4.53
                                                            ======    ======
 ................................................................................
 Total return                                                (1.81%)   (0.27%)
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (millions)                       $4,244     $  20
 ................................................................................
 Ratios to average net assets
  Expenses+++                                                 0.91%     1.09%+
 ................................................................................
  Net investment income                                       9.14%     8.21%+
 ................................................................................
 Portfolio turnover rate                                       170%      155%
 ................................................................................

(a) For the period from January 22, 1998 (commencement of class operations) to April 30, 1998.
(b) For the period from April 14, 1998 (commencement of class operations) to April 30, 1998.
*   Excluding applicable sales charges.
+   Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
+++ The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             Strategic Income Fund
 -------------------------------------------------------------------------------

                             Financial Highlights
               (For a share outstanding throughout each period)

                           Year Ended April 30,          Year Ended July 31,
                         ---------------------------   --------------------------
                           1999     1998 #   1997(a)    1996     1995      1994
CLASS A SHARES
Net asset value,
 beginning of period     $   7.21  $   6.82  $  6.77   $  6.89  $  7.35  $   7.86
                         ========  ========  =======   =======  =======  ========
 .....................................................................................
Income from investment
 operations
 .....................................................................................
Net investment income        0.51      0.50     0.37      0.54     0.64      0.61
 .....................................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions       (0.41)     0.38     0.09     (0.09)   (0.45)    (0.44)
                         --------  --------  -------   -------  -------  --------
 .....................................................................................
Total from investment
 operations                  0.10      0.88     0.46      0.45     0.19      0.17
                         --------  --------  -------   -------  -------  --------
 .....................................................................................
Distributions to
 shareholders from
 .....................................................................................
Net investment income       (0.52)    (0.49)   (0.41)    (0.52)   (0.63)    (0.64)
 .....................................................................................
Tax basis return of
 capital                        0         0        0     (0.05)   (0.02)    (0.04)
                         --------  --------  -------   -------  -------  --------
 .....................................................................................
Total distributions to
 shareholders               (0.52)    (0.49)   (0.41)    (0.57)   (0.65)    (0.68)
                         --------  --------  -------   -------  -------  --------
 .....................................................................................
Net asset value, end of
 period                  $   6.79  $   7.21  $  6.82   $  6.77  $  6.89  $   7.35
                         ========  ========  =======   =======  =======  ========
 .....................................................................................
Total return*                1.58%    13.20%    6.80%     6.84%    3.00%     1.86%
 .....................................................................................
Ratios and supplemental
 data
 .....................................................................................
Net assets, end of
 period (thousands)      $162,192  $193,618  $58,725   $68,118  $85,970  $105,181
 .....................................................................................
Ratios to average net
 assets
 Expenses++                  1.02%     1.27%    1.28%+    1.30%    1.33%     1.32%
 .....................................................................................
 Net investment income       7.41%     6.80%    7.28%+    8.05%    9.31%     7.79%
 .....................................................................................
Portfolio turnover rate       222%      237%      86%      101%      95%       92%
 .....................................................................................

                            Year Ended April 30,           Year Ended July 31,
                         ----------------------------   ----------------------------
                           1999     1998 #   1997 (a)     1996      1995     1994 #
CLASS B SHARES
Net asset value,
 beginning of period     $   7.25  $   6.85  $   6.81   $   6.92  $   7.38  $   7.89
                         ========  ========  ========   ========  ========  ========
 .....................................................................................
Income from investment
 operations
 .....................................................................................
Net investment income        0.47      0.44      0.34       0.50      0.60      0.55
 .....................................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions       (0.44)     0.39      0.07      (0.09)    (0.47)    (0.44)
                         --------  --------  --------   --------  --------  --------
 .....................................................................................
Total from investment
 operations                  0.03      0.83      0.41       0.41      0.13      0.11
                         --------  --------  --------   --------  --------  --------
 .....................................................................................
Distributions to
 shareholders from
 .....................................................................................
Net investment income       (0.47)    (0.43)    (0.37)     (0.47)    (0.58)    (0.58)
 .....................................................................................
Tax basis return of
 capital                        0         0         0      (0.05)    (0.01)    (0.04)
                         --------  --------  --------   --------  --------  --------
 .....................................................................................
Total distributions to
 shareholders               (0.47)    (0.43)    (0.37)     (0.52)    (0.59)    (0.62)
                         --------  --------  --------   --------  --------  --------
 .....................................................................................
Net asset value, end of
 period                  $   6.81  $   7.25  $   6.85   $   6.81  $   6.92  $   7.38
                         ========  ========  ========   ========  ========  ========
 .....................................................................................
Total return*                0.56%    12.47%     6.06%      6.21%     2.12%     1.10%
 .....................................................................................
Ratios and supplemental
 data
 .....................................................................................
Net assets, end of
 period (thousands)      $120,669  $113,136  $110,082   $123,389  $149,091  $162,866
 .....................................................................................
Ratios to average net
 assets
 Expenses++                  1.76%     2.05%     2.04%+     2.07%     2.06%     2.07%
 .....................................................................................
 Net investment income       6.68%     6.08%     6.52%+     7.28%     8.58%     7.11%
 .....................................................................................
Portfolio turnover rate       222%      237%       86%       101%       95%       92%
 .....................................................................................

(a) For the nine months ended April 30, 1997. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1997.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                             Financial Highlights
               (For a share outstanding throughout each period)

                            Year Ended April 30,         Year Ended July 31,
                          --------------------------   -------------------------
                           1999    1998 #   1997 (a)    1996     1995    1994 #
 CLASS C SHARES
 Net asset value,
  beginning of period     $  7.24  $  6.84  $  6.80    $  6.92  $  7.37  $  7.88
                          =======  =======  =======    =======  =======  =======
 ....................................................................................
 Income from investment
  operations
 ....................................................................................
 Net investment income       0.45     0.44     0.33       0.49     0.59     0.55
 ....................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions      (0.42)    0.39     0.08      (0.09)   (0.45)   (0.44)
                          -------  -------  -------    -------  -------  -------
 ....................................................................................
 Total from investment
  operations                 0.03     0.83     0.41       0.40     0.14     0.11
                          -------  -------  -------    -------  -------  -------
 ....................................................................................
 Distributions to
  shareholders from
 ....................................................................................
 Net investment income      (0.47)   (0.43)   (0.37)     (0.47)   (0.58)   (0.58)
 ....................................................................................
 Tax basis return of
  capital                       0        0        0      (0.05)   (0.01)   (0.04)
                          -------  -------  -------    -------  -------  -------
 ....................................................................................
 Total distributions to
  shareholders              (0.47)   (0.43)   (0.37)     (0.52)   (0.59)   (0.62)
                          -------  -------  -------    -------  -------  -------
 ....................................................................................
 Net asset value, end of
  period                  $  6.80  $  7.24  $  6.84    $  6.80  $  6.92  $  7.37
                          =======  =======  =======    =======  =======  =======
 ....................................................................................
 Total return*               0.55%   12.48%    6.07%      6.07%    2.27%    1.09%
 ....................................................................................
 Ratios and supplemental
  data
 ....................................................................................
 Net assets, end of
  period (thousands)      $16,265  $19,639  $24,304    $31,816  $46,221  $59,228
 ....................................................................................
 Ratios to average net
  assets
  Expenses++                 1.77%    2.05%    2.04%+     2.07%    2.08%    2.07%
 ....................................................................................
  Net investment income      6.65%    6.10%    6.52%+     7.29%    8.56%    7.09%
 ....................................................................................
 Portfolio turnover rate      222%     237%      86%       101%      95%      92%
 ....................................................................................

                                                  Year Ended April 30,
                                                 ------------------------
                                                  1999   1998 #  1997 (b)
 CLASS Y SHARES
 Net asset value, beginning of period            $ 7.04  $ 6.65   $ 7.03
                                                 ======  ======   ======
 ..............................................................................
 Income from investment operations
 ..............................................................................
 Net investment income                             0.51    0.46     0.00
 ..............................................................................
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                    (0.39)   0.41    (0.20)
                                                 ------  ------   ------
 ..............................................................................
 Total from investment operations                  0.12    0.87    (0.20)
                                                 ------  ------   ------
 ..............................................................................
 Distributions to shareholders from
 ..............................................................................
 Net investment income                            (0.53)  (0.48)   (0.18)
 ..............................................................................
 Tax basis return of capital                          0       0        0
                                                 ------  ------   ------
 ..............................................................................
 Total distributions to shareholders              (0.53)  (0.48)   (0.18)
                                                 ------  ------   ------
 ..............................................................................
 Net asset value, end of period                  $ 6.63  $ 7.04   $ 6.65
                                                 ======  ======   ======
 ..............................................................................
 Total return                                      1.83%  13.46%   (2.87%)
 ..............................................................................
 Ratios and supplemental data
 ..............................................................................
 Net assets, end of period (thousands)           $1,647  $1,442   $    0
 ..............................................................................
 Ratios to average net assets
  Expenses++                                       0.75%   1.01%    0.00%+
 ..............................................................................
  Net investment income                            7.64%   6.83%    0.00%+
 ..............................................................................
 Portfolio turnover rate                            222%    237%      86%
 ..............................................................................

(a) For the nine months ended April 30, 1997. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to April 30, 1997.
  * Excluding applicable sales charges.
  + Annualized.
 ++ The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
  # Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             U.S. GOVERNMENT FUND
 -------------------------------------------------------------------------------

                             Financial Highlights
               (For a share outstanding throughout each period)


                          Year Ended April 30,      Year Ended June 30,
                         -------------------------  -------------------
                                                                           Year Ended
                          1999     1998    1997(a)    1996    1995(b)   December 31, 1994
CLASS A SHARES
Net asset value,
 beginning of period     $  9.68  $  9.39  $  9.42   $  9.65  $  9.07        $ 10.05
                         =======  =======  =======   =======  =======        =======
 ................................................................................................
Income from investment
 operations
 ................................................................................................
Net investment income       0.56     0.61     0.52      0.63     0.33           0.66
 ................................................................................................
Net realized and
 unrealized gains or
 losses on securities      (0.04)    0.29    (0.03)    (0.23)    0.58          (0.98)
                         -------  -------  -------   -------  -------        -------
 ................................................................................................
Total from investment
 operations                 0.52     0.90     0.49      0.40     0.91          (0.32)
                         -------  -------  -------   -------  -------        -------
 ................................................................................................
Distributions to
 shareholders from
 ................................................................................................
Net investment income      (0.57)   (0.61)   (0.52)    (0.63)   (0.33)         (0.66)
                         -------  -------  -------   -------  -------        -------
 ................................................................................................
Total distributions to
 shareholders              (0.57)   (0.61)   (0.52)    (0.63)   (0.33)         (0.66)
                         -------  -------  -------   -------  -------        -------
 ................................................................................................
Net asset value, end of
 period                  $  9.63  $  9.68  $  9.39   $  9.42  $  9.65        $  9.07
                         =======  =======  =======   =======  =======        =======
 ................................................................................................
Total return*               5.39%    9.78%    5.30%     4.28%   10.17%         (3.18%)
 ................................................................................................
Ratios and supplemental
 data
 ................................................................................................
Net assets, end of
 period (thousands)      $48,091  $40,136  $17,913   $20,345  $22,445        $23,706
 ................................................................................................
Ratios to average net
 assets
 Expenses++                 0.95%    1.03%    0.98%+    0.99%    1.04%+         0.96%
 ................................................................................................
 Net investment income      5.68%    6.25%    6.60%+    6.61%    7.07%+         6.97%
 ................................................................................................
Portfolio turnover rate       98%      21%      12%       23%       0%            19%
 ................................................................................................


                            Year Ended April 30,        Year Ended June 30,
                         ----------------------------   -------------------     Year Ended
                           1999      1998    1997 (a)     1996    1995 (b)   December 31, 1994
CLASS B SHARES
Net asset value,
 beginning of period     $   9.68  $   9.39  $   9.42   $   9.65  $   9.07       $  10.05
                         ========  ========  ========   ========  ========       ========
 ....................................................................................................
Income from investment
 operations
 ....................................................................................................
Net investment income        0.49      0.53      0.46       0.56      0.29           0.61
 ....................................................................................................
Net realized and
 unrealized gains or
 losses on securities       (0.05)     0.29     (0.03)     (0.23)     0.58          (0.98)
                         --------  --------  --------   --------  --------       --------
 ....................................................................................................
Total from investment
 operations                  0.44      0.82      0.43       0.33      0.87          (0.37)
                         --------  --------  --------   --------  --------       --------
 ....................................................................................................
Distributions to
 shareholders from
 ....................................................................................................
Net investment income       (0.49)    (0.53)    (0.46)     (0.56)    (0.29)         (0.61)
                         --------  --------  --------   --------  --------       --------
 ....................................................................................................
Total distributions to
 shareholders               (0.49)    (0.53)    (0.46)     (0.56)    (0.29)         (0.61)
                         --------  --------  --------   --------  --------       --------
 ....................................................................................................
Net asset value, end of
 period                  $   9.63  $   9.68  $   9.39   $   9.42  $   9.65       $   9.07
                         ========  ========  ========   ========  ========       ========
 ....................................................................................................
Total return*                4.60%     8.96%     4.65%      3.50%     9.76%         (3.75%)
 ....................................................................................................
Ratios and supplemental
 data
 ....................................................................................................
Net assets, end of
 period (thousands)      $122,919  $130,576  $142,371   $165,988  $192,490       $195,571
 ....................................................................................................
Ratios to average net
 assets
 Expenses++                  1.71%     1.78%     1.73%+     1.74%     1.79%+         1.54%
 ....................................................................................................
 Net investment income       4.99%     5.56%     5.85%+     5.85%     6.32%+         6.42%
 ....................................................................................................
Portfolio turnover rate        98%       21%       12%        23%        0%            19%
 ....................................................................................................

(a) For the ten months ended April 30, 1997. The Fund changed its fiscal year end from June 30 to April 30, effective April 30, 1997.
(b) For the six months ended June 30, 1995. The Fund changed its fiscal year end from December 31 to June 30, effective June 30, 1995.
  * Excluding applicable sales charges.
  + Annualized.
 ++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             U.S. GOVERNMENT FUND
 -------------------------------------------------------------------------------

                             Financial Highlights
               (For a share outstanding throughout each period)

                             Year Ended April 30,        Year Ended June 30,
                          ----------------------------   -----------------------       Year Ended
                            1999      1998    1997 (a)     1996      1995 (b)     December 31, 1994 (c)
 CLASS C SHARES
 Net asset value,
  beginning of period     $   9.68  $   9.39  $   9.42   $     9.65  $    9.07           $  9.39
                          ========  ========  ========   ==========  =========           =======
 .............................................................................................................
 Income from investment
  operations
 .............................................................................................................
 Net investment income        0.49      0.53      0.46         0.56       0.29              0.20
 .............................................................................................................
 Net realized and
  unrealized gains or
  losses on securities       (0.05)     0.29     (0.03)       (0.23)      0.58             (0.32)
                          --------  --------  --------   ----------  ---------           -------
 .............................................................................................................
 Total from investment
  operations                  0.44      0.82      0.43         0.33       0.87             (0.12)
                          --------  --------  --------   ----------  ---------           -------
 .............................................................................................................
 Distributions to
  shareholders from
 .............................................................................................................
 Net investment income       (0.49)    (0.53)    (0.46)       (0.56)     (0.29)            (0.20)
                          --------  --------  --------   ----------  ---------           -------
 .............................................................................................................
 Total distributions to
  shareholders               (0.49)    (0.53)    (0.46)       (0.56)     (0.29)            (0.20)
                          --------  --------  --------   ----------  ---------           -------
 .............................................................................................................
 Net asset value, end of
  period                  $   9.63  $   9.68  $   9.39   $     9.42  $    9.65           $  9.07
                          ========  ========  ========   ==========  =========           =======
 .............................................................................................................
 Total return*                4.60%     8.96%     4.65%        3.50%      9.76%           (1.30%)
 .............................................................................................................
 Ratios and supplemental
  data
 .............................................................................................................
 Net assets, end of
  period (thousands)      $  5,605  $  5,697  $    455   $      649  $     350           $   266
 .............................................................................................................
 Ratios to average net
  assets
  Expenses++                  1.70%     1.78%     1.73%+       1.74%      1.79%+            1.71%+
 .............................................................................................................
  Net investment income       4.97%     5.49%     5.85%+       5.87%      6.36%+            6.70%+
 .............................................................................................................
 Portfolio turnover rate        98%       21%       12%          23%         0%               19%
 .............................................................................................................

                             Year Ended April 30,        Year Ended June 30,
                          ----------------------------   -----------------------       Year Ended
                            1999      1998    1997 (a)     1996      1995 (b)       December 31, 1994
 CLASS Y SHARES
Net asset value,
 beginning of period      $   9.68  $   9.39  $   9.42   $     9.65  $    9.07           $ 10.05
                          ========  ========  ========   ==========  =========           =======
 ............................................................................................................
Income from investment
  operations
 ............................................................................................................
Net investment income         0.59      0.63      0.54         0.66       0.34              0.69
 ............................................................................................................
 Net realized and
  unrealized gains or
  losses on securities       (0.05)     0.29     (0.03)       (0.23)      0.58             (0.98)
                          --------  --------  --------   ----------  ---------           -------
 ............................................................................................................
 Total from investment
  operations                  0.54      0.92      0.51         0.43       0.92             (0.29)
                          --------  --------  --------   ----------  ---------           -------
 ............................................................................................................
 Distributions to
  shareholders from
 ............................................................................................................
 Net investment income       (0.59)    (0.63)    (0.54)       (0.66)     (0.34)            (0.69)
 ............................................................................................................
 Total distributions to
  shareholders               (0.59)    (0.63)    (0.54)       (0.66)     (0.34)            (0.69)
                          --------  --------  --------   ----------  ---------           -------
 ............................................................................................................
 Net asset value, end of
  period                  $   9.63  $   9.68  $   9.39   $     9.42  $    9.65           $  9.07
                          ========  ========  ========   ==========  =========           =======
 ............................................................................................................
 Total return                 5.66%    10.05%     5.52%        4.54%     10.30%            (2.94%)
 ............................................................................................................
 Ratios and supplemental
  data
 ............................................................................................................
 Net assets, end of
  period (thousands)      $222,876  $155,836  $127,099   $  121,569  $  16,934           $15,595
 ............................................................................................................
 Ratios to average net
  assets
  Expenses++                  0.71%     0.78%     0.73%+       0.74%      0.79%+            0.71%
 ............................................................................................................
  Net investment income       5.96%     6.55%     6.85%+       6.86%      7.31%+            7.27%
 ............................................................................................................
 Portfolio turnover rate        98%       21%       12%          23%         0%               19%
 ............................................................................................................

(a) For the ten months ended April 30, 1997. The Fund changed its fiscal year end from June 30 to April 30, effective April 30, 1997.
(b) For the six months ended June 30, 1995. The Fund changed its fiscal year end from December 31 to June 30, effective June 30, 1995.
(c) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
  * Excluding applicable sales charges
  + Annualized.
 ++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            DIVERSIFIED BOND FUND
 -------------------------------------------------------------------------------

                            Schedule of Investments
                                 April 30, 1999

  Principal
   Amount                                                             Value
 ASSET-BACKED SECURITIES - 4.3%
 $ 2,100,000 Corestates Home Equity Loan Trust,
              Ser. 1996-1, Cl. A4,
              (Est. Maturity 2001),
              7.00%, 6/15/12 (a)................................   $  2,151,965
             Merrill Lynch Mtge. Investors Inc.:
   1,480,667  Ser. 1992-B, Cl. B,
              (Est. Maturity 1999),
              8.50%, 4/15/12 (a)................................      1,488,529
   3,034,063 Ser. 1991-G, Cl. B,
             (Est. Maturity 2000),
             9.15%, 10/15/11 (a)................................      3,020,774
   3,255,196 Ser. 1992-D, Cl. B,
             (Est. Maturity 2000),
             8.50%, 6/15/17 (a).................................      3,456,822
   3,300,000 Southern Pacific Secured Assets
              Corp.,
              Ser. 1996-3, Cl. A4,
              (Est. Maturity 2002),
              7.60%, 10/25/27 (a)...............................      3,419,524
     405,000 Univ. Support Svcs., Inc.,
              Ser. 1992-CD, Cl. D,
              (Est. Maturity 1999),
              9.00%, 5/9/99 (a).................................        403,736
   2,083,686 World Omni Automobile Lease,
              Ser. 1997-A, Cl. A4,
              (Est. Maturity 2000),
              6.90%, 6/25/03 (a)................................      2,111,670
   5,000,000 Zale Funding Trust,
              Ser. 94-1 Cl. A2,
              (Est. Maturity 1999),
              7.325%, 3/15/03 (a)...............................      5,015,625
                                                                   ------------
             Total Asset-Backed Securities (cost $20,642,705)...     21,068,645
                                                                   ------------
 COLLATERALIZED MORTGAGE
 OBLIGATIONS - 14.6%
   4,500,000 Bear Stearns Commercial Mtge.
              Securities, Inc.,
              Ser. 1999-C1, Cl. D,
              (Est. Maturity 2009),
              6.53%, 10/14/13 (a)...............................      4,065,469
   1,000,000 Criimi Mae Commercial Mtge. Trust,
              Ser. 1998-C1, Cl. A2,
              (Est. Maturity 2008),
              7.00%, 3/2/11 (a) (c).............................        906,250
   5,010,431 Criimi Mae Financial Corp.,
              Ser. 1, Cl. A,
              (Est. Maturity 2004),
              7.00%, 1/1/33 (a).................................      5,001,037
             DLJ Commercial Mtge. Corp.:
   5,000,000 Ser. 1999-CG1, Cl. B1,
             (Est. Maturity 2009),
             7.487%, 4/10/23 (a)................................      4,957,000
   2,000,000 Ser. 1999-CG1, Cl. A3,
             (Est. Maturity 2009),
             6.77%, 4/10/23 (a).................................      1,993,200
   1,000,000 FFCA Secured Lending Corp.,
              Ser. 1997-1, Cl. B1,
              (Est. Maturity 2009),
              7.74%, 6/18/13 (a) (c)............................        953,594
   2,684,100 Financial Asset Securitization, Inc.,
              Ser. 1997-NAM2, Cl. B2,
              (Est. Maturity 2008),
              7.881%, 7/25/27 (a)...............................      2,665,271
  12,510,527 FNMA,
              Ser. 1993-248, Cl. SA,
              (Est. Maturity 2002),
              4.455%, 8/25/23 (a)...............................     11,231,075
   3,745,000 GE Capital Mtge. Svcs., Inc.,
              Ser. 1994-27, Cl. A6,
              (Est. Maturity 2010),
              6.50%, 7/25/24 (a)................................      3,531,984
   9,652,312 Independent National Mtge. Corp.,
              Ser. 1997-A, Cl. A,
              (Est. Maturity 2003),
              7.81%, 12/26/26 (a) (c)...........................      9,139,533
     239,777 KS Mtge. Capital LP,
              Ser. 1995-1, Cl. A1,
              (Est. Maturity 1999),
              7.254%, 4/20/02 (a) (c)...........................        239,765
   5,000,000 Merrill Lynch Mtge. Investors, Inc.,
              Ser. 1996-C1, Cl. B,
              (Est. Maturity 2005),
              7.42%, 3/25/26 (a)................................      5,212,575
     818,267 Mid State Trust,
              Ser. 6, Cl. A3,
              (Est. Maturity 2005),
              7.54%, 7/1/35 (a).................................        818,775
             Morgan Stanley Capital I, Inc.:
   1,800,000  Ser. 1998-HF2, Cl. B,
              (Est. Maturity 2008),
              6.924%, 11/15/30 (a)..............................      1,823,895
   2,500,000 Ser. 1999-WF1, Cl. E,
             (Est. Maturity 2009),
             7.162%, 11/15/31 (a)...............................      2,432,513
   3,300,000 Ser. 1997-C1, Cl. B,
             (Est. Maturity 2007),
             7.69%, 1/15/07 (a).................................      3,504,485
   2,700,000 Nationslink Funding Corp.,
              Ser. 1998-2, Cl. B,
              (Est. Maturity 2008),
              6.795%, 7/20/08 (a)...............................      2,737,547
             PNC Mtge. Securities Corp.:
   2,457,974 Ser. 1997-4, Cl. 2PP3,
             (Est. Maturity 2007),
             7.25%, 7/25/27 (a).................................      2,485,696
   4,514,789 Ser. 1997-4, Cl. 2PP1,
             (Est. Maturity 2002),
             7.50%, 7/25/27 (a).................................      4,571,797
   2,927,077 Residental Funding Mtge. Secs I, Inc.,
              Ser. 1999-S2, Cl. M1,
              (Est. Maturity 2011),
              6.50%, 1/25/29 (a)................................      2,802,983
     918,449 Resolution Trust Corp.,
              Ser. 1995-1, Cl. A2C,
              (Est. Maturity 1999),
              7.50%, 10/25/28 (a)...............................        919,749
                                                                   ------------
             Total Collateralized Mortgage Obligations (cost
              $70,158,857)......................................     71,994,193
                                                                   ------------

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            DIVERSIFIED BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                                 April 30, 1999

  Principal
   Amount                                                            Value
 CORPORATE BONDS - 56.2%
             Advertising & Related Services - 1.1%
 $ 2,800,000 Hollinger Int'l. Publishing, Inc.,
              Sr. Notes (Subord.),
              9.25%, 2/1/06....................................   $  2,926,000
   2,300,000 K-III Communications Corp.,
              Sr. Notes,
              8.50%, 2/1/06 (c)................................      2,374,750
                                                                  ------------
                                                                     5,300,750
                                                                  ------------
             Aerospace & Defense - 1.3%
     900,000 BE Aerospace, Inc.,
              Sr. Notes (Subord.),
              9.50%, 11/1/08...................................        960,750
   5,000,000 Northrop Grumman Corp.,
              Deb.,
              9.375%, 10/15/24.................................      5,568,800
                                                                  ------------
                                                                     6,529,550
                                                                  ------------
             Automotive Equipment & Manufacturing - 2.7%
   3,500,000 Delphi Automotive Sys. Corp.,
              Notes,
              6.50%, 5/1/09....................................      3,452,050
   1,775,000 Dura Operating Corp.,
              Sr. Notes (Subord.),
              9.00%, 5/1/09 (c)................................      1,806,062
   1,700,000 Eagle Picher Industries., Inc.,
              Sr. Notes (Subord.),
              9.375%, 3/1/08...................................      1,674,500
   2,000,000 Hayes Wheels Int'l., Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.125%, 7/15/07 (c) (f)..........................      2,100,000
   2,000,000 Mark IV Inds., Inc.,
              Sr. Notes (Subord.),
              7.50%, 9/1/07 (c)................................      1,920,000
   2,000,000 Walbro Corp.,
              Ser. B, Sr. Notes,
              10.125%, 12/15/07................................      2,240,000
                                                                  ------------
                                                                    13,192,612
                                                                  ------------
             Banks - 3.3%
   4,750,000 Amsouth Bancorp.,
              Deb. (Subord.),
              6.75%, 11/1/25...................................      4,875,542
   9,000,000 Barnett Capital I,
              Capital Securities,
              8.06%, 12/1/26...................................      9,426,780
   1,850,000 GS Escrow Corp.,
              Sr. Notes,
              6.75%, 8/1/01 (c)................................      1,852,738
                                                                  ------------
                                                                    16,155,060
                                                                  ------------
             Building, Construction & Furnishings - 1.0%
   2,100,000 MDC Holdings, Inc.,
              Sr. Notes,
              8.375%, 2/1/08...................................      2,089,500
             Nortek, Inc.
   1,350,000  Sr. Notes, Ser. B,
              9.125%, 9/1/07 (c)...............................      1,414,125
     500,000  Sr. Notes,
              8.875%, 8/1/08 (c)...............................        520,000
   1,000,000 Standard Pacific Corp.,
              Sr. Notes,
              8.50%, 4/1/09....................................      1,010,000
                                                                  ------------
                                                                     5,033,625
                                                                  ------------
             Cable/Other Video Distribution - 3.3%
   2,000,000 Adelphia Communications Corp.,
              Ser. B, Sr. Notes,
              9.875%, 3/1/07...................................      2,210,000
   2,000,000 Century Communications Corp.,
              Sr. Notes,
              9.75%, 2/15/02...................................      2,100,000
   2,000,000 Chancellor Media Corp.,
              Sr. Notes,
              8.00%, 11/1/08 (c)...............................      2,060,000
             Comcast Corp.:
              Sr. Deb. (Subord.):
   1,000,000  9.50%, 1/15/08...................................      1,070,000
   2,000,000  9.375%, 5/15/05..................................      2,127,000
   2,000,000  Lenfest Communications, Inc.,
              Sr. Notes,
              8.375%, 11/1/05..................................      2,150,000
   2,000,000 Price Communications Wireless, Inc.,
              Ser. B, Sr. Notes,
              9.125%, 12/15/06 (c).............................      2,110,000
   2,300,000 Sinclair Broadcast Group, Inc.,
              Sr. Notes (Subord.),
              10.00%, 9/30/05..................................      2,357,500
                                                                  ------------
                                                                    16,184,500
                                                                  ------------
             Chemical & Agricultural Products - 0.9%
   2,000,000 ISP Holdings, Inc.,
              Sr. Notes, Ser. B,
              9.75%, 2/15/02 (c)...............................      2,050,000
   2,150,000 Scotts Co.,
              Sr. Notes (Subord.),
              8.625%, 1/15/09 (c)..............................      2,225,250
                                                                  ------------
                                                                     4,275,250
                                                                  ------------
             Consumer Products & Services - 1.3%
   4,200,000 American Greetings Corp.,
              Sr. Deb.,
              6.10%, 8/1/28....................................      4,094,622
   2,000,000 Playtex Family Products Corp.,
              Sr. Notes (Subord.),
              9.00%, 12/15/03 (f)..............................      2,060,000
                                                                  ------------
                                                                     6,154,622
                                                                  ------------
             Energy - 0.3%
   1,504,814 Oslo Seismic Svcs., Inc.,
              1st Pfd. Mtge. Note,
              8.28%, 6/1/11....................................      1,617,205
                                                                  ------------

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            DIVERSIFIED BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                                 April 30, 1999

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Engineering - 1.0%
             CSC Holdings, Inc.:
 $ 2,000,000  Sr. Notes,
              7.25%, 7/15/08....................................   $  2,029,200
   3,000,000  Sr. Deb.,
              7.625%, 7/15/18...................................      3,031,200
                                                                   ------------
                                                                      5,060,400
                                                                   ------------
             Environmental Services - 0.6%
   3,000,000 Allied Waste North America, Inc.,
              Ser. B,
              7.375%, 1/1/04 (c)................................      2,940,000
                                                                   ------------
             Finance & Insurance - 15.0%
   2,000,000 American Financial Group, Inc.,
              Sr. Deb.,
              7.125%, 4/15/09...................................      1,939,680
   1,350,000 Americredit Corp.,
              Sr. Notes,
              9.875%, 4/15/06 (c)...............................      1,366,875
   5,000,000 Commercial Credit Co.,
              Notes,
              10.00%, 5/15/09...................................      6,298,150
   8,850,000 John Deere Capital Corp.,
              Deb.,
              8.625%, 8/1/19....................................      9,728,097
   4,000,000 John Hancock Mutual Life
              Insurance Co.,
              Notes,
              7.375%, 2/15/24 (c)...............................      4,189,760
   3,275,000 Massachusetts Mutual Life
              Insurance Co.,
              Notes,
              7.625%, 11/15/23 (c)..............................      3,541,519
  10,500,000 MBIA, Inc.,
              Deb.,
              9.375%, 2/15/11...................................     12,767,370
  10,000,000 Nationwide CSN Trust,
              Notes,
              9.875%, 2/15/25 (c)...............................     11,331,500
   6,300,000 Prudential Life Insurance Corp.,
              Notes,
              7.125%, 7/1/07 (c)................................      6,519,114
   2,000,000 Reliance Group Holdings, Inc.,
              Sr. Deb. (Subord.),
              9.75%, 11/15/03...................................      2,072,900
   3,500,000 SB Treasury Co. LLC,
              Bonds,
              9.40%, 12/29/49 (c)...............................      3,521,875
  10,000,000 SunLife Canada US Capital Trust I,
              Capital Securities,
              8.526%, 5/29/49 (c)...............................     10,413,700
                                                                   ------------
                                                                     73,690,540
                                                                   ------------
             Food & Beverage Products - 2.2%
             Aurora Foods, Inc.:
   2,000,000  Ser. B, Sr. Notes (Subord.),
              9.875%, 2/15/07...................................      2,167,500
   1,000,000  Ser. D, Sr. Notes (Subord.),
              9.875%, 2/15/07...................................      1,083,750
   1,750,000 Chiquita Brands Int'l., Inc.,
              Sr. Notes,
              9.625%, 1/15/04...................................      1,820,000
   2,500,000 Great Atlantic & Pacific Tea, Inc.,
              Sr. Notes,
              7.70%, 1/15/04....................................      2,494,150
   3,000,000 Pepsi Bottling Group, Inc.,
              Sr. Notes,
              7.00%, 3/1/29 (c).................................      2,989,365
                                                                   ------------
                                                                     10,554,765
                                                                   ------------
             Gaming - 1.9%
   2,250,000 Boyd Gaming Corp.,
              Sr. Notes (Subord.),
              9.50%, 7/15/07....................................      2,323,125
   2,000,000 Circus Circus Enterprises, Inc.,
              Sr. Notes (Subord.),
              9.25%, 12/1/05....................................      2,095,000
   1,150,000 Isle Capri Casinos, Inc.,
              Sr. Notes (Subord.),
              8.75%, 4/15/09 (c)................................      1,144,250
   2,000,000 Mohegan Tribal Gaming Auth.,
              Sr. Notes (Subord.),
              8.75%, 1/1/09 (c).................................      2,072,500
             Station Casinos, Inc. Sr. Notes
              (Subord.):
   1,150,000  9.75%, 4/15/07....................................      1,221,875
     500,000  8.88%, 12/1/08 (c)................................        517,500
                                                                   ------------
                                                                      9,374,250
                                                                   ------------
             Industrial Specialty Products & Services - 0.7%
   2,050,000 Container Corp. of America,
              Gtd. Sr. Note, Ser. A,
              11.25%, 5/1/04....................................      2,157,625
   1,000,000 Owens Illinois, Inc.,
              Sr. Note,
              8.10%, 5/15/07....................................      1,039,110
                                                                   ------------
                                                                      3,196,735
                                                                   ------------
             Iron & Steel - 1.1%
   2,000,000 AK Steel Corp.,
              Sr. Notes,
              7.875%, 2/15/09 (c)...............................      2,007,500
   2,000,000 National Steel Corp.,
              1st Mtge. Notes, Ser. A,
              9.875%, 3/1/09 (c)................................      2,120,000
   1,500,000 WHX Corp.,
              Sr. Notes,
              10.50%, 4/15/05...................................      1,503,750
                                                                   ------------
                                                                      5,631,250
                                                                   ------------
             Lease Rental Obligations - 1.4%
   1,850,000 Budget Group, Inc.,
              Sr. Notes,
              9.125%, 4/1/06 (c)................................      1,840,750
   2,500,000 Railcar Leasing LLC,
              Sr. Notes, Ser. A2,
              7.125%, 1/15/13 (c)...............................      2,624,550
   2,350,000 United Rentals, Inc.,
              Sr. Notes (Subord.),
              9.25%, 1/15/09 (c)................................      2,385,250
                                                                   ------------
                                                                      6,850,550
                                                                   ------------

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            DIVERSIFIED BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Leisure & Tourism - 0.4%
 $ 2,000,000 HMH Properties, Inc.,
              Sr. Notes, Ser. C,
              8.45%, 12/1/08....................................   $  2,022,500
                                                                   ------------
             Machinery - Diversified - 0.3%
   1,500,000 Motors & Gears, Inc.,
              Sr. Notes, Ser. D,
              10.75%, 11/15/06 (c)..............................      1,545,000
                                                                   ------------
             Metals & Mining - 0.3%
   1,190,000 Golden Northwest Aluminum, Inc.,
              1st Mtge. Notes,
              12.00%, 12/15/06 (c)..............................      1,225,700
                                                                   ------------
             Oil/Energy - 3.4%
   3,000,000 CMS Panhandle Holding Co.,
              Sr. Notes,
              6.50%, 7/15/09 (c)................................      2,959,914
   7,000,000 Golden State Petroleum Trans.
              Corp.,
              1st Mtge. Notes,
              8.04%, 2/1/19 (c).................................      6,799,849
   1,850,000 Gulf Canada Resources Ltd.,
              Sr. Notes,
              8.35%, 8/1/06.....................................      1,852,238
   1,050,000 HS Resources, Inc.,
              Sr. Notes (Subord.),
              9.25%, 11/15/06 (c) (f)...........................      1,060,500
   4,000,000 Transocean Offshore, Inc.,
              Notes,
              7.45%, 4/15/27....................................      4,157,084
                                                                   ------------
                                                                     16,829,585
                                                                   ------------
             Paper & Packaging - 0.4%
   1,500,000 Norampac, Inc.,
              Sr. Notes,
              9.50%, 2/1/08.....................................      1,582,500
     575,000 Stone Container Corp.,
              1st Mtge. Notes,
              10.75%, 10/1/02...................................        600,875
                                                                   ------------
                                                                      2,183,375
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 2.0%
   1,850,000 Ackerley Group, Inc.,
              Ser. B,
              9.00%, 1/15/09....................................      1,910,125
   1,850,000 Big Flower Press Holdings, Inc.,
              Sr. Notes (Subord.),
              8.625%, 12/1/08...................................      1,859,250
   1,850,000 Carmike Cinemas, Inc.,
              Sr. Notes (Subord.),
              9.375%, 2/1/09 (c)................................      1,863,875
   1,850,000 Cinemark USA, Inc.,
              Ser. B, Sr. Notes (Subord.),
              9.625%, 8/1/08....................................      1,924,000
   2,250,000 Echostar DBS Corp.,
              Sr. Notes,
              9.375%, 2/1/09 (c)................................      2,345,625
                                                                   ------------
                                                                      9,902,875
                                                                   ------------
             Real Estate - 0.6%
   3,000,000 Glenborough Properties LP,
              Sr. Notes, Ser. B,
              7.625%, 3/15/05...................................      2,892,810
                                                                   ------------
             Retailing & Wholesale - 1.7%
   2,000,000 Ames Department Stores, Inc.,
              Sr. Notes,
              10.00%, 4/15/06 (c)...............................      1,980,000
   2,000,000 Pathmark Stores, Inc.,
              Sr. Notes (Subord.),
              9.625%, 5/1/03....................................      2,055,000
   1,800,000 Sears Roebuck & Co.,
              MTN,
              10.00%, 2/3/12....................................      2,299,428
   2,250,000 Southland Corp.,
              Sr. Deb. (Subord.),
              5.00%, 12/15/03...................................      2,005,313
                                                                   ------------
                                                                      8,339,741
                                                                   ------------
             Telecommunication Services & Equipment - 5.6%
   5,000,000 AT&T Corp.,
              Notes,
              6.50%, 3/15/29....................................      4,776,550
  10,250,000 Bellsouth Capital Funding Corp.,
              Deb.,
              7.12%, 7/15/27....................................     10,398,830
   1,875,000 Jordan Telecommunication
              Products,
              Ser. B, Sr. Notes,
              9.875%, 8/1/07....................................      1,893,750
   1,500,000 LCI Int'l., Inc.,
              Sr. Notes,
              7.25%, 6/15/07....................................      1,541,400
   2,100,000 Metromedia Fiber Network, Inc.,
              Sr. Notes,
              10.00%, 11/15/08 (c)..............................      2,268,000
   2,000,000 Qwest Communications Int'l. Inc.,
              Sr. Notes,
              7.50%, 11/1/08 (c)................................      2,100,000
   4,740,000 Sprint Capital Corp.,
              Notes,
              6.875%, 11/15/28..................................      4,602,398
                                                                   ------------
                                                                     27,580,928
                                                                   ------------
             Textile & Apparel - 0.9%
   2,425,000 Polymer Group, Inc.,
              Ser. B, Sr. Notes (Subord.),
              9.00%, 7/1/07 (c).................................      2,491,688
   2,000,000 Westpoint Stevens, Inc.,
              Sr. Notes,
              7.875%, 6/15/05 (f)...............................      2,055,000
                                                                   ------------
                                                                      4,546,688
                                                                   ------------
             Transportation - 1.5%
   2,000,000 Continental Airlines Inc.,
              Passthru Certificate,
              Ser. 1999-1, Cl. B,
              6.795%, 2/2/20....................................      1,974,610

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            DIVERSIFIED BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                                 April 30, 1999

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Transportation - continued
 $ 5,250,000 Norfolk Southern Corp.,
              Notes,
              7.05%, 5/1/37.....................................   $  5,468,663
                                                                   ------------
                                                                      7,443,273
                                                                   ------------
             Total Corporate Bonds
              (cost $274,097,535)...............................    276,254,139
                                                                   ------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 3.5%
             Banks - 2.5%
             Realkredit Danmark
  63,935,000  5.00%, 10/1/29....................................      8,515,337
         DKK
  28,250,000  6.00%, 10/1/29....................................      3,975,367
                                                                   ------------
         DKK                                                         12,490,704
                                                                   ------------
             Foreign Bonds - 1.0%
  34,000,000 Nykredit,
         DKK  6.00%, 10/1/29....................................      4,784,512
                                                                   ------------
             Total Foreign Bonds (Non U.S. Dollars)
              (cost $18,205,912)................................     17,275,216
                                                                   ------------
 MORTGAGE-BACKED SECURITIES - 7.3%
             FHA Charles River Mtge.:
   4,975,357  10.25%, 8/1/34....................................      5,246,017
   6,691,894  9.125%, 8/1/34....................................      7,055,933
             FNMA:
  13,354,474  6.50%, 12/31/99 - 10/1/28.........................     13,268,335
  10,000,000  7.00%, 12/31/99...................................     10,131,300
                                                                   ------------
             Total Mortgage-Backed Securities
              (cost $35,929,482)................................     35,701,585
                                                                   ------------
 MUNICIPAL BONDS - 0.8%
   3,894,953 Los Angeles, CA, Impt. Bond, Act 1915, Assessment
              Dist. #1, MTN,
              8.48%, 9/2/15 (c)
              (cost $3,894,953).................................      4,099,905
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.1%
             Treasury Notes & Bonds - 4.1%
             U. S. Treasury Notes:
   4,065,000  4.75%, 2/15/04....................................      3,984,960
   1,945,000  6.125%, 8/15/07...................................      2,034,353
             U.S. Treasury Bonds:
  13,075,000  5.25%, 11/15/28 - 2/15/29.........................     12,206,956
   2,180,000  5.50%, 8/15/28....................................      2,077,475
                                                                   ------------
             Total U.S. Government & Agency Obligations (cost
              $20,571,947)......................................     20,303,744
                                                                   ------------
 YANKEE OBLIGATIONS - 5.9%
             Banks - 0.5%
  30,000,000 Skandinaviska Enskilda,
              (Eff. Yield 7.14%),
              0.00%, 5/26/33 (b)................................      2,592,000
                                                                   ------------
             Cable/Other Video Distribution - 0.7%
   1,200,000 Imax Corp.,
              Sr. Notes,
              7.875%, 12/1/05...................................      1,194,000
   2,000,000 Rogers Cablesystems Ltd.,
              9.625%, 8/1/02....................................      2,145,000
                                                                   ------------
                                                                      3,339,000
                                                                   ------------
             Metals & Mining - 0.6%
   1,600,000 Bulong Operations Property Ltd.,
              Sr. Notes,
              12.50%, 12/15/08 (c)..............................      1,636,000
   1,500,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/08....................................      1,477,500
                                                                   ------------
                                                                      3,113,500
                                                                   ------------
             Oil/Energy - 1.7%
   3,000,000 Petroleum Geo-Svcs.,
              Notes,
              7.50%, 3/31/07....................................      3,112,860
   5,000,000 YPF Sociedad Anonima,
              Sr. Notes,
              7.25%, 3/15/03 (f)................................      4,950,000
                                                                   ------------
                                                                      8,062,860
                                                                   ------------
             Government - 2.4%
   3,000,000 Republic of Chile,
              6.875%, 4/28/09...................................      2,956,500
   7,500,000 United Mexican States,
              Bonds,
              11.50%, 5/15/26...................................      8,926,500
                                                                   ------------
                                                                     11,883,000
                                                                   ------------
             Total Yankee Obligations
              (cost $29,310,761)................................     28,990,360
                                                                   ------------

   Shares
 MUTUAL FUND SHARES - 0.8%
   3,755,130 Navigator Prime Portfolio (g)
              (cost $3,755,130).................................      3,755,130
                                                                   ------------
  Principal
   Amount
 REPURCHASE AGREEMENTS - 1.6%
 $ 3,953,000 Evergreen Joint Repurchase
              Agreement,
              4.89%, 5/3/99 (Investments in Repurchase
              Agreements, in a joint trading account, dated
              4/30/99) (e)......................................      3,953,000
   4,122,476 State Street Repurchase
              Agreement, dated 4/30/99
              4.00%, 5/3/99 (d).................................      4,122,476
                                                                   ------------
             Total Repurchase Agreements
              (cost $8,075,476).................................      8,075,476
                                                                   ------------

             Total Investments -
              (cost $484,642,758).........................    99.1%  487,518,393
             Other Assets and
              Liabilities - net...........................     0.9     4,461,190
                                                             -----  ------------
             Net Assets...................................   100.0% $491,979,583
                                                             =====  ============

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            DIVERSIFIED BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999


(a) The estimated maturity of a Collateralized Mortgage Obligation ("CMO"), an adjustable rate mortgage security or an asset-backed security is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.
(b) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(d) Repurchase agreement is collateralized by $3,195,000 U.S. Treasury Bonds, 11.675% due 11/15/03 with a value, including accrued interest of $4,209,413
(e) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at April 30, 1999.
(f) All or a portion of this security is currently on loan.
(g) Represents investment of cash collateral received for securities on loan.

Summary of Abbreviations
DKK  Danish Krone
FFCA Federal Farm Credit Association
FHA  Federal Housing Authority
FNMA Federal National Mortgage Association
MTN  Medium Term Notes

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts to buy:

                                       U.S. $ Value at In Exchange   Unrealized
Exchange Date   Contracts to Receive   April 30, 1999  for U.S. $  (Depreciation)
 --------------------------------------------------------------------------------
07/20/99        4,650,000 Euro Dollars    4,938,277     4,985,498     $(47,221)
                                                                      ========

Forward foreign currency exchange contracts to sell:

                                       U.S. $ Value at In Exchange   Unrealized
Exchange Date   Contracts to Deliver   April 30, 1999  for U.S. $   Appreciation
 --------------------------------------------------------------------------------
06/30/99        4,500,000 Euro Dollars    4,773,133     4,866,300     $ 93,167
07/20/99       16,415,700 Euro Dollars   17,433,392    17,675,113      241,721
                                                                      --------
                                                                      $334,888
                                                                      ========

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             HIGH YIELD BOND FUND
 -------------------------------------------------------------------------------

                            Schedule of Investments
                                 April 30, 1999

  Principal
   Amount                                                         Value

 CORPORATE BONDS - 78.1%
             Aerospace & Defense - 1.5%
 $ 2,000,000 BE Aerospace, Inc.,
              Sr. Notes (Subord.),
              9.50%, 11/1/08................................   $  2,135,000
   4,000,000 Transdigm, Inc.,
              Sr. Notes, (Subord.),
              10.375%, 12/1/08 (d)..........................      4,040,000
                                                               ------------
                                                                  6,175,000
                                                               ------------
             Automotive Equipment & Manufacturing - 6.7%
   2,250,000 Dura Operating Corp.,
              Sr. Notes (Subord.),
              9.00%, 5/1/09 (d).............................      2,289,375
   3,750,000 Eagle Picher Industries, Inc.,
              Sr. Notes (Subord.),
              9.375%, 3/1/08................................      3,693,750
             Exide Corp.:
   5,833,000  Sr. Notes (Subord.),
              2.90%, 12/15/05 (d)...........................      3,353,975
   2,000,000  Sr. Notes,
              10.00%, 4/15/05 (i)...........................      2,010,000
   4,000,000 Hayes Lemmerz Int'l., Inc.,
              Sr. Notes (Subord.),
              8.25%, 12/15/08 (d)...........................      4,030,000
   4,000,000 Oxford Automotive, Inc.,
              Sr. Notes (Subord.),
              10.125%, 6/15/07 (d)..........................      4,140,000
   7,000,000 Walbro Corp.,
              Ser. B, Sr. Notes,
              10.125%, 12/15/07.............................      7,840,000
                                                               ------------
                                                                 27,357,100
                                                               ------------
             Building, Construction & Furnishings - 1.1%
   2,500,000 Del Webb Corp.,
              Sr. Debs. (Subord.),
              9.375%, 5/1/09 (i)............................      2,493,750
   2,000,000 K. Hovnanian Enterprises, Inc.,
              Sr. Notes,
              9.125%, 5/1/09................................      2,010,000
                                                               ------------
                                                                  4,503,750
                                                               ------------
             Cable/Other Video Distribution - 9.0%
   4,300,000 Acme Television LLC,
              Ser. B, Sr. Disc. Notes,
              Step Bond, (Eff. Yield 10.47%),
              0.00%, 9/30/04 (c)............................      3,719,500
     750,000 Adelphia Communications Corp.,
              Ser. B, Sr. Notes,
              10.50%, 7/15/04...............................        830,625
   5,000,000 Frontiervision,
              Sr. Notes (Subord.),
              11.00%, 10/15/06..............................      5,612,500
   5,250,000 Galaxy Telecom LP,
              Sr. Notes (Subord.),
              12.375%, 10/1/05..............................      5,840,625
   5,000,000 Pegasus Communications Corp.,
              Ser. B, Sr. Notes,
              9.625%, 10/15/05..............................      5,187,500
   1,060,937 Price Communications Cellular Holdings,
              Sr. Notes, PIK,
              11.25%, 8/15/08...............................      1,079,503
   5,000,000 Price Communications Wireless, Inc.,
              Ser. B, Sr. Notes,
              9.125%, 12/15/06..............................      5,275,000
   2,850,000 Telewest Communications Plc,
              Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 8.49%),
              0.00%, 4/15/09 (c)(d).........................      1,945,125
  10,500,000 United International Holdings, Inc.,
              Ser. B, Sr. Disc. Notes, Step Bond,
              (Eff. Yield 9.29%),
              0.00%, 2/15/08 (c)............................      7,035,000
                                                               ------------
                                                                 36,525,378
                                                               ------------
             Chemical & Agricultural Products - 0.9%
             Texas Petrochemical Corp.:
   2,150,000  Ser. B, Sr. Notes (Subord.)
              11.13%, 7/1/06 ...............................      1,870,500
   1,850,000  Sr. Notes (Subord.)
              11.13%, 7/1/06................................      1,628,000
                                                               ------------
                                                                  3,498,500
                                                               ------------
             Consumer Products & Services - 2.2%
   4,000,000 Affinity Group, Inc.,
              Sr. Notes,
              11.00%, 4/1/07................................      4,020,000
   5,000,000 Unicco Service Co.,
              Ser. B, Sr. Notes (Subord.),
              9.875%, 10/15/07..............................      5,000,000
                                                               ------------
                                                                  9,020,000
                                                               ------------
             Environmental Services - 0.5%
   1,925,000 Allied Waste North America, Inc.,
              Sr. Notes,
              7.875%, 1/1/09................................      1,886,500
                                                               ------------
             Finance & Insurance - 2.6%
   2,000,000 Americredit Corp.,
              Sr. Notes,
              9.875%, 4/15/06 (d)...........................      2,025,000
   5,000,000 Contifinancial Corp.,
              Sr. Notes,
              8.375%, 8/15/03 (i)...........................      3,837,500
   4,500,000 Ono Fin. Plc,
              Notes,
              13.00%, 5/1/09 (d)............................      4,612,500
                                                               ------------
                                                                 10,475,000
                                                               ------------
             Food & Beverage Products - 4.2%
   4,350,000 AFC Enterprises, Inc.,
              Sr. Notes (Subord.),
              10.25%, 5/15/07...............................      4,632,750

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             HIGH YIELD BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999

  Principal
   Amount                                                          Value

 CORPORATE BONDS - continued
             Food & Beverage Products - continued
 $ 5,000,000 Aurora Foods, Inc.,
              Ser. D, Sr. Notes (Subord.),
              9.875%, 2/15/07 (i)............................   $  5,418,750
   1,600,000 FRD Acquisition Co.,
              Ser. B, Sr. Notes,
              12.50%, 7/15/04................................      1,648,000
   5,000,000 Sun World Int'l., Inc.,
              Ser. B, 1st Mtge. Notes,
              11.25%, 4/15/04................................      5,281,250
                                                                ------------
                                                                  16,980,750
                                                                ------------
             Gaming - 3.4%
   3,000,000 Ameristar Casinos, Inc.,
              Ser. B, Sr. Notes (Subord.),
              10.50%, 8/1/04.................................      3,045,000
   4,000,000 Boyd Gaming Corp.,
              Sr. Notes (Subord.),
              9.50%, 7/15/07 (i).............................      4,130,000
   2,325,000 Isle of Capri Casinos, Inc.,
              Sr. Notes (Subord.),
              8.75%, 4/15/09 (d).............................      2,313,375
             Station Casinos, Inc.,
              Sr. Notes (Subord.):
   2,000,000  9.75%, 4/15/07.................................      2,125,000
   2,000,000  8.88%, 12/1/08.................................      2,070,000
                                                                ------------
                                                                  13,683,375
                                                                ------------
             Healthcare Products & Services - 1.2%
   2,000,000 Fisher Scientific Int'l., Inc.,
              Sr. Notes (Subord.),
              9.00%, 2/1/08 (i)..............................      2,020,000
   1,000,000 Tenet Healthcare Corp.,
              Sr. Notes (Subord.),
              6.00%, 12/1/05.................................        806,250
   2,000,000 Triad Hospitals Holdings,
              Sr. Notes (Subord.),
              11.00%, 5/15/09 (d)............................      2,000,000
                                                                ------------
                                                                   4,826,250
                                                                ------------
             Industrial Specialty Products & Services - 0.8%
   3,200,000 Simmons Co.,
              Sr. Notes (Subord.),
              10.25%, 3/15/09 (d)............................      3,360,000
                                                                ------------
             Information Services & Technology - 2.5%
   2,500,000 PSInet, Inc.,
              Ser. B, Sr. Notes,
              10.00%, 2/15/05 (i)............................      2,618,750
   3,000,000 Unisys Corp.,
              Ser. B, Sr. Notes (Subord.),
              12.00%, 4/15/03................................      3,315,000
   4,000,000 Verio, Inc.,
              Sr. Notes,
              10.375%, 4/1/05 (i)............................      4,260,000
                                                                ------------
                                                                  10,193,750
                                                                ------------
             Iron & Steel - 1.0%
   4,000,000 WHX Corp.,
              Sr. Notes,
              10.50%, 4/15/05................................      4,010,000
                                                                ------------
             Lease Rental Obligations - 3.0%
   4,000,000 Budget Group, Inc.,
              Sr. Notes,
              9.125%, 4/1/06 (d).............................      3,980,000
   4,000,000 Nationsrent, Inc.,
              Sr. Notes (Subord.),
              10.375%, 12/15/08..............................      4,170,000
   4,000,000 United Rentals, Inc.,
              Sr. Notes (Subord.),
              9.25%, 1/15/09 (d).............................      4,060,000
                                                                ------------
                                                                  12,210,000
                                                                ------------
             Leisure & Tourism - 1.2%
   5,000,000 Premier Cruise Ltd.,
              Sr. Notes,
              11.00%, 3/15/08 (d)............................      1,250,000
   2,000,000 Premier Parks, Inc.,
              Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 8.43%),
              0.00%, 4/1/08 (c)..............................      1,420,000
   2,150,000 Six Flags Theme Parks, Inc.,
              Ser. A, Sr. Notes (Subord.),
              Step Bond,
              (Eff. Yield 10.70%),
              12.25%, 6/15/05 (c)............................      2,386,500
                                                                ------------
                                                                   5,056,500
                                                                ------------
             Metals & Mining - 2.0%
   5,000,000 Acme Metals, Inc.,
              Sr. Notes,
              10.875%, 12/15/07 (f)..........................        637,500
   3,000,000 Golden Northwest Aluminum, Inc.,
              1st Mtge. Notes,
              12.00%, 12/15/06 (d)...........................      3,090,000
   3,400,000 Kaiser Aluminum & Chemical Corp.,
              Sr. Notes (Subord.),
              12.75%, 2/1/03 (i).............................      3,383,000
   5,000,000 NSM Steel, Inc.,
              Sr. Mtge. Notes,
              12.00%, 2/1/06 (d).............................      1,000,000
                                                                ------------
                                                                   8,110,500
                                                                ------------
             Machinery - Diversified - 1.0%
   4,000,000 Tokhiem Corp.,
              Sr. Notes (Subord.),
              11.375%, 8/1/08................................      4,070,000
                                                                ------------
             Oil/Energy - 4.5%
   5,000,000 Benton Oil & Gas Co.,
              Sr. Notes,
              9.375%, 11/1/07................................      3,350,000
   4,000,000 Chiles Offshore LLC,
              Sr. Notes,
              10.00%, 5/1/08.................................      3,020,000
   4,750,000 Energy Corp. of America,
              Ser. A, Sr. Notes (Subord.),
              9.50%, 5/15/07.................................      4,465,000
   4,850,000 Giant Industries, Inc.,
              Sr. Notes (Subord.),
              9.00%, 9/1/07..................................      4,510,500

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             HIGH YIELD BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999

  Principal
   Amount                                                         Value

 CORPORATE BONDS - continued
             Oil/Energy - continued
 $ 2,000,000 Houston Exploration Co.,
              Ser. B, Sr. Notes (Subord.),
              8.625%, 1/1/08................................   $  1,975,000
   2,350,000 Petsec Energy, Inc.,
              Ser. B, Sr. Notes (Subord.),
              9.50%, 6/15/07................................      1,216,125
                                                               ------------
                                                                 18,536,625
                                                               ------------
             Paper & Packaging - 4.9%
   2,850,000 Crown Paper Co.,
              Sr. Notes (Subord.),
              11.00%, 9/1/05 (i)............................      2,408,250
   3,100,000 Packaging Corp. America,
              Sr. Notes (Subord.),
              9.625%, 4/1/09 (d)............................      3,231,750
             Riverwood Int'l. Corp.:
   5,000,000  Sr. Notes
              10.25%, 4/1/06................................      5,150,000
   4,000,000  Sr. Notes (Subord.)
              10.88%, 4/1/08................................      3,960,000
   5,175,000 Stone Container Corp.,
              1st Mtge. Notes,
              10.75%, 10/1/02...............................      5,407,875
                                                               ------------
                                                                 20,157,875
                                                               ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 4.3%
   5,000,000 American Lawyer Media, Inc.,
              Ser. B, Sr. Notes (Subord.),
              9.75%, 12/15/07...............................      5,200,000
   5,000,000 Cinemark USA, Inc.,
              Ser. B, Sr. Notes (Subord.),
              9.625%, 8/1/08................................      5,200,000
   7,000,000 Echostar DBS Corp.,
              Sr. Notes,
              9.375%, 2/1/09 (d)............................      7,297,500
                                                               ------------
                                                                 17,697,500
                                                               ------------
             Retailing & Wholesale - 1.8%
   4,000,000 Ames Department Stores, Inc.,
              Sr. Notes,
              10.00%, 4/15/06 (d)...........................      3,960,000
   3,200,000 Michaels Stores, Inc.,
              Sr. Notes,
              10.875%, 6/15/06 (i)..........................      3,424,000
                                                               ------------
                                                                  7,384,000
                                                               ------------
             Telecommunication Services & Equipment - 14.0%
   6,000,000 Intercel, Inc.,
              Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 10.10%),
              0.00%, 2/1/06 (c).............................      4,942,500
   5,000,000 Intermedia Capital Partners,
              Sr. Notes,
              11.25%, 8/1/06................................      5,637,500
   6,625,000 Intermedia Communications, Inc.,
              Ser. B, Sr. Notes (Disc.),
              Step Bond,
              (Eff. Yield 8.72%),
              0.00%, 7/15/07 (c) (i)........................      5,001,875
   5,000,000 Jordan Telecommunication
              Products,
              Ser. B, Sr. Notes,
              9.875%, 8/1/07................................      5,050,000
   4,000,000 Level 3 Communications, Inc.,
              Sr. Notes,
              9.125%, 5/1/08 (i)............................      4,090,000
   4,186,000 McLeod USA, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 8.11%),
              0.00%, 3/1/07 (c) (i).........................      3,359,265
   4,000,000 Metromedia Fiber Network, Inc.,
              Sr. Notes,
              10.00%, 11/15/08 (d)..........................      4,320,000
   5,000,000 MJD Communications, Inc.,
              Sr. Notes (Subord.),
              9.50%, 5/1/08.................................      5,062,500
   7,000,000 Nextel Communications, Inc.,
              Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 9.52%),
              0.00%, 2/15/08 (c)............................      5,250,000
   2,000,000 Orbcomm Global LP,
              Sr. Notes, Ser. B,
              14.00%, 8/15/04 (i)...........................      2,085,000
   5,725,000 RCN Corp.,
              Ser. B, Sr. Notes
              (Disc.), Step Bond,
              (Eff. Yield 9.53%),
              0.00%, 10/15/07 (c)...........................      3,964,563
   5,000,000 Rural Cellular Corp.,
              Ser. B, Sr. Notes (Subord.),
              9.625%, 5/15/08...............................      5,200,000
   1,000,000 Telewest Communications PLC,
              Sr. Notes,
              11.25%, 11/1/08 (d)...........................      1,162,500
   2,750,000 Triton PCS, Inc.,
              Step Bond,
              (Eff. Yield 10.26%),
              0.00%, 5/1/08 (c).............................      1,732,500
                                                               ------------
                                                                 56,858,203
                                                               ------------
             Textile & Apparel - 1.5%
   2,660,000 Delta Mills, Inc.,
              Ser. B, Sr. Notes,
              9.625%, 9/1/07................................      2,660,000
             Polymer Group, Inc., Ser. B,
              Sr. Notes (Subord.):
   1,750,000  8.75%, 3/1/08.................................      1,758,750
   1,500,000  9.00%, 7/1/07.................................      1,541,250
                                                               ------------
                                                                  5,960,000
                                                               ------------
             Transportation - 2.3%
   5,000,000 American Commercial Lines LLC,
              Ser. B, Sr. Notes,
              10.25%, 6/30/08...............................      5,175,000
   4,250,000 Pegasus Shipping Hellas Ltd.,
              1st Preferred Mtge. Notes, Ser. A,
              11.875%, 11/15/04.............................      2,975,000

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             HIGH YIELD BOND FUND
 -------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                                 April 30, 1999

  Principal
   Amount                                                         Value

 CORPORATE BONDS - continued
             Transportation - continued
 $ 3,000,000 Trans World Airlines, Inc.,
              Sr. Notes,
              11.375%, 3/1/06...............................   $  1,440,000
                                                               ------------
                                                                  9,590,000
                                                               ------------
             Total Corporate Bonds
              (cost $331,633,718)...........................    318,126,556
                                                               ------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 1.6%
             Communication Systems & Services - 0.6%
   2,500,000 NTL Communications Corp.,
         GBP  Sr. Notes, Step Bond,
              (Eff. Yield 8.92%),
              9.75%, 4/15/09 (c)............................      2,453,268
                                                               ------------
             Telecommunication Services & Equipment - 1.0%
   9,500,000 Microcell Telecommunications, Inc.,
         CAD  Ser. B, Sr. Disc. Notes, Step Bond,
              (Eff. Yield 10.23%),
              0.00%, 10/15/07 (c)...........................      4,243,433
                                                               ------------
             Total Foreign Bonds (Non U.S. Dollars)
              (cost $7,125,991).............................      6,696,701
                                                               ------------
 YANKEE OBLIGATIONS - 9.9%
             Cable/Other Video
              Distribution - 1.0%
 $ 4,000,000 Imax Corp.,
              Sr. Notes,
              7.875%, 12/1/05 (i)...........................      3,980,000
                                                               ------------
             Communication Systems & Services - 2.2%
   9,500,000 Clearnet Communications, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 9.72%),
              0.00%, 12/15/05 (c) (i).......................      8,941,875
                                                               ------------
             Finance & Insurance - 0.5%
   2,000,000 Applied Int'l. Fin. Co. BV,
              7.869%, 6/28/99...............................      1,920,000
                                                               ------------
             Metals & Mining - 2.2%
   4,000,000 Bulong Operations Property Ltd.,
              Sr. Notes,
              12.50%, 12/15/08 (d)..........................      4,090,000
   5,000,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/08................................      4,925,000
                                                               ------------
                                                                  9,015,000
                                                               ------------
             Paper & Packaging - 1.0%
   4,100,000 Norampac, Inc.,
              Sr. Notes,
              9.50%, 2/1/08.................................      4,325,500
                                                               ------------
             Telecommunication Services & Equipment - 2.2%
   5,000,000 Metronet Communications Corp.,
              Sr. Notes, Step Bond,
              (Eff. Yield 8.22%),
              0.00%, 6/15/08 (c)............................      3,875,000
   5,000,000 Star Choice Communications,
              Sr. Secd. Notes,
              13.00%, 12/15/05..............................      5,125,000
                                                               ------------
                                                                  9,000,000
                                                               ------------
             Transportation - 0.8%
   3,000,000 Hermes Europe Railtel BV,
              Sr. Notes,
              10.375%, 1/15/09..............................      3,195,000
                                                               ------------
             Total Yankee Obligations
              (cost $39,481,319)............................     40,377,375
                                                               ------------

   Shares

 COMMON STOCKS & WARRANTS - 2.1%
             Aerospace & Defense - 0.0% (g)
      76,000 CHC Helicopter Corp.,
              Warrants (a)..................................        228,000
                                                               ------------
             Automotive Equipment & Manufacturing - 0.0% (g)
       9,500 Chatwins Group, Inc.,
              Warrants (a)(h)...............................          9,500
                                                               ------------
             Cable/Other Video Distribution - 0.4%
      25,800 Price Communications
              Cellular, Warrants (a) (d)....................      1,591,034
     115,800 Star Choice Communications, Warrants (a).......        245,403
                                                               ------------
                                                                  1,836,437
                                                               ------------
             Finance & Insurance - 0.7%
     589,300 Ampex Corp.,
              Cl. A, Common Stock (a).......................      2,688,681
                                                               ------------
             Food & Beverage Products - 0.0% (g)
     131,250 Specialty Foods Acquisition Corp.,
              Common Stock (a)..............................          6,563
                                                               ------------
             Gaming - 0.6%
  10,775,000 Gold River Hotel and Casino Corp.,
              Common Stock (a)(b)(h)........................        107,750
     254,790 Isle of Capri Casinos, Inc.,
              Common Stock (a) (i)..........................      1,711,870
      50,424 Isle of Capri Casinos, Inc.,
              Warrants (a)(h)...............................            504
     100,463 JCC Holding Co.,
              Cl. A Common Stock............................        627,894
                                                               ------------
                                                                  2,448,018
                                                               ------------
             Telecommunication Services & Equipment - 0.4%
       4,000 Econophone, Inc.,
              Warrants (a) (d)..............................         60,000
         750 Metronet Communications Corp.,
              Cl. B, Warrants (a) (d).......................         56,678

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             HIGH YIELD BOND FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999


   Shares                                                         Value

 COMMON STOCKS & WARRANTS - continued
             Telecommunication Services & Equipment -
               continued
      33,296 Nextel Communications, Inc.,
              Common Stock, Cl. A (a) (d) (i)...............   $  1,362,014
                                                               ------------
                                                                  1,478,692
                                                               ------------
             Total Common Stocks & Warrants
              (cost $14,352,859)............................      8,695,891
                                                               ------------
 PREFERRED STOCKS - 6.0%
             Cable/Other Video Distribution - 0.8%
      28,500 Adelphia Communications Corp.,
              Ser. B, Preferred Stock (d)...................      3,291,750
                                                               ------------
             Engineering - 1.8%
      63,997 CSC Holdings, Inc.,
              Ser. M (a)....................................      7,455,651
                                                               ------------
             Finance & Insurance - 2.9%
       1,510 Ampex Corp.,
              Convertible Preferred Stock (a) (b) (h).......      2,265,000
       7,671 Ampex Corp.,
              Redeemable Preferred Stock (a) (b) (h)........      7,871,673
      12,800 Sinclair Capital Corp.,
              Preferred Stock (d), (i)......................      1,433,600
                                                               ------------
                                                                 11,570,273
                                                               ------------

   Shares                                                         Value
             Printing, Publishing, Broadcasting &
              Entertainment - 0.5%
      20,000 Primedia, Inc.,
              Ser. F, Preferred Stock (a)..................       2,020,000
                                                               ------------
             Total Preferred Stocks
              (cost $20,650,938)...........................      24,337,674
                                                               ------------
 MUTUAL FUND SHARES - 6.8%
  27,500,396 Navigator Prime Portfolio (j)
              (cost $27,500,396)...........................      27,500,396
                                                               ------------


 Principal
   Amount
 REPURCHASE AGREEMENT - 2.5%
 $10,120,000 Evergreen Joint Repurchase Agreement, 4.89%, 5/3/99
              (Investments in repurchase agreements, in a joint
              trading account, dated 4/30/99)
              (cost $10,120,000) (e)............................     10,120,000
                                                                   ------------
             Total Investments -
              (cost $450,865,221)........................   107.0%  435,854,593
             Other Assets and
              Liabilities - net..........................    (7.0)  (28,410,452)
                                                            -----  ------------
             Net Assets..................................   100.0% $407,444,141
                                                            =====  ============

(a) Non-income producing security.
(b) All or a portion of these securities are either (1) restricted secu-rities (i.e., securities which may not be publicly sold without reg-istration under the Federal Securities Act of 1933) or (2) illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures ap-proved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such secu-rities. At April 30, 1999, the market value of these securities was $10,244,423 (2.51% of the Fund's net assets).
(c) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d) Securities that may be resold to "qualified institutional buyers" un-der Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been deter-mined to be liquid under guidelines established by the Board of Trustees.
(e) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at April 30, 1999.
(f) This obligation has filed Chapter 11 bankruptcy and has discontinued accrual of interest income.
(g) Less than 1/10th of one percent of net assets.
(h) The securities are valued based upon their fair value determined un-der procedures approved by the Board of Trustees.
(i) All or a portion of this security is on loan.
(j) Represents investment of cash collateral received for securities on loan.

Summary of Abbreviations
CAD  Canadian Dollar
GBP  Pounds Sterling
PIK  Paid in Kind Security


                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                            Schedule of Investments
                                 April 30, 1999

  Principal
   Amount                                                            Value
 ASSET-BACKED SECURITIES - 0.7%
 $ 1,850,000 PNC Student Loan Trust,
              Ser. 97-2, Cl. A7,
              6.728%, 1/25/07 (cost $1,850,000)................   $  1,952,250
                                                                  ------------
 CORPORATE BONDS - 38.8%
             Automotive Equipment & Manufacturing - 3.2%
   2,000,000 Advance Stores, Inc.,
              Sr. Notes (Subord.),
              10.25%, 4/15/08..................................      2,020,000
   1,150,000 Dura Operating Corp.,
              Sr. Notes (Subord.),
              9.00%, 5/1/09 (d)................................      1,170,125
             Exide Corp.:
   1,000,000  Sr. Notes,
              10.00%, 4/15/05 (g)..............................      1,005,000
   1,000,000  Sr. Notes (Subord.),
              2.90%, 12/15/05 (d)..............................        575,000
              Oxford Automotive, Inc.,
              Sr. Notes (Subord.):
   1,000,000  10.125%, 6/15/07 (d).............................      1,031,250
   1,000,000  10.125%, 6/15/07.................................      1,035,000
   2,500,000 Walbro Corp.,
              Ser. B, Sr. Notes,
              10.125%, 12/15/07................................      2,800,000
                                                                  ------------
                                                                     9,636,375
                                                                  ------------
             Building, Construction & Furnishings - 0.7%
   2,000,000 Del Webb Corp.,
              Sr. Debs. (Subord.),
              9.375%, 5/1/09 (g)...............................      1,995,000
                                                                  ------------
             Cable/Other Video Distribution - 3.6%
   1,150,000 Acme Television LLC,
              Ser. B, Sr. Disc. Notes,
              Step Bond,
              (Eff. Yield 10.39%),
              0.00%, 9/30/04 (c)...............................        994,750
     250,000 Adelphia Communications Corp.,
              Ser. B, Sr. Notes,
              10.50%, 7/15/04..................................        276,875
   1,500,000 Galaxy Telecom LP,
              Sr. Notes (Subord.),
              12.375%, 10/1/05.................................      1,668,750
   2,000,000 Lenfest Communications, Inc.,
              Sr. Notes,
              8.375%, 11/1/05..................................      2,150,000
   1,000,000 Pegasus Communications Corp.,
              Ser. B, Sr. Notes,
              9.625%, 10/15/05.................................      1,037,500
   3,182,813 Price Communications Cellular
              Holding,
              Sr. Notes, PIK,
              11.25%, 8/15/08..................................      3,238,512
     500,000 Price Communications Wireless, Inc.,
              Ser. B, Sr. Notes,
              9.125%, 12/15/06.................................        527,500
   1,000,000 Sinclair Broadcast Group, Inc.,
              Sr. Notes (Subord.),
              10.00%, 9/30/05..................................      1,025,000
                                                                  ------------
                                                                    10,918,887
                                                                  ------------
             Chemical & Agricultural Products - 0.5%
   1,650,000 Texas Petrochemical Corp.,
              Ser. B, Sr. Notes (Subord.),
              11.125%, 7/1/06..................................      1,452,000
                                                                  ------------
             Consumer Products & Services - 0.3%
   1,000,000 MTS, Inc.,
              Sr. Notes (Subord.),
              9.375%, 5/1/05...................................        915,000
                                                                  ------------
             Environmental Services - 0.7%
   2,000,000 Allied Waste North America, Inc.,
              Sr. Notes,
              7.875%, 1/1/09...................................      1,960,000
                                                                  ------------
             Finance & Insurance - 3.7%
   1,500,000 Americo Life, Inc.,
              Sr. Notes (Subord.),
              9.25%, 6/1/05....................................      1,533,750
   1,000,000 Americredit Corp.,
              Sr. Notes,
              9.875%, 4/15/06 (d)..............................      1,012,500
   2,000,000 Contifinancial Corp.,
              Sr. Notes,
              8.375%, 8/15/03..................................      1,535,000
   2,000,000 IBJ Preferred Capital Co. LLC,
              8.79%, 12/29/49 (d)..............................      1,785,702
   2,000,000 Ono Fin. Plc,
              Notes,
              13.00%, 5/1/09 (d)...............................      2,050,000
   1,250,000 Reliance Group Holdings, Inc.,
              Sr. Notes,
              9.00%, 11/15/00..................................      1,284,350
   2,000,000 SB Treasury Co. LLC,
              Bonds,
              9.40%, 12/29/49 (d)..............................      2,012,500
                                                                  ------------
                                                                    11,213,802
                                                                  ------------
             Food & Beverage Products - 1.1%
     825,000 AFC Enterprises, Inc.,
              Sr. Notes (Subord.),
              10.25%, 5/15/07..................................        878,625
     500,000 Chiquita Brands Int'l., Inc.,
              Sr. Notes,
              9.625%, 1/15/04 (g)..............................        520,000
     750,000 FRD Acquisition Co.,
              Ser. B, Sr. Notes,
              12.50%, 7/15/04..................................        772,500
   1,000,000 Sun World Int'l., Inc.,
              Ser. B, 1st Mtge. Notes,
              11.25%, 4/15/04..................................      1,056,250
                                                                  ------------
                                                                     3,227,375
                                                                  ------------
             Gaming - 1.6%
   2,000,000 Boyd Gaming Corp.,
              Sr. Notes (Subord.),
              9.50%, 7/15/07...................................      2,065,000

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999

 Principal
   Amount                                                           Value
 CORPORATE BONDS - continued
            Gaming - continued
 $1,225,000 Isle of Capri Casinos, Inc.,
             Sr. Notes (Subord.),
             8.75%, 4/15/09 (d)...............................   $  1,218,875
  1,500,000 Mohegan Tribal Gaming Auth.,
             Sr. Notes (Subord.),
             8.75%, 1/1/09 (d)................................      1,554,375
                                                                 ------------
                                                                    4,838,250
                                                                 ------------
            Healthcare Products & Services - 0.3%
  1,000,000 Biovail Corp. Int'l.,
             Sr. Notes,
             10.875%, 11/15/05 (g)............................      1,028,750
                                                                 ------------
            Information Services & Technology - 1.6%
  1,500,000 PSInet, Inc.,
             Ser. B, Sr. Notes,
             10.00%, 2/15/05..................................      1,571,250
  1,000,000 Unisys Corp.,
             Sr. Notes,
             11.75%, 10/15/04.................................      1,132,500
  2,000,000 Verio, Inc.,
             Sr. Notes,
             10.375%, 4/1/05..................................      2,130,000
                                                                 ------------
                                                                    4,833,750
                                                                 ------------
            Iron & Steel - 0.5%
  1,500,000 National Steel Corp.,
             1st Mtge. Notes, Ser. A,
             9.875%, 3/1/09 (d)...............................      1,590,000
                                                                 ------------
            Lease Rental Obligations - 1.3%
  2,000,000 Budget Group, Inc.,
             Sr. Notes,
             9.125%, 4/1/06 (d)...............................      1,990,000
  2,000,000 United Rentals, Inc.,
             Sr. Notes (Subord.),
             9.25%, 1/15/09 (d)...............................      2,030,000
                                                                 ------------
                                                                    4,020,000
                                                                 ------------
            Leisure & Tourism - 0.4%
  1,000,000 Premier Cruise Ltd.,
             Sr. Notes,
             11.00%, 3/15/08 (d)..............................        250,000
  1,000,000 Prime Hospitality Corp.,
             Ser. B, Sr. Notes (Subord.),
             9.75%, 4/1/07 (g)................................      1,032,500
                                                                 ------------
                                                                    1,282,500
                                                                 ------------
            Metals & Mining - 1.4%
  2,000,000 Acme Metals, Inc.,
             Sr. Notes,
             10.875%, 12/15/07 (e)............................        255,000
  1,000,000 Bethlehem Steel Corp.,
             Sr. Notes,
             10.375%, 9/1/03..................................      1,080,000
  2,500,000 Kaiser Aluminum & Chemical Corp.,
             Sr. Notes (Subord.),
             12.75%, 2/1/03 (g)...............................      2,487,500
  2,000,000 NSM Steel, Inc.,
             Sr. Mtge. Notes,
             12.00%, 2/1/06 (d)...............................        400,000
                                                                 ------------
                                                                    4,222,500
                                                                 ------------
            Oil/Energy - 1.4%
  1,500,000 Benton Oil & Gas Co.,
             Sr. Notes,
             9.375%, 11/1/07..................................      1,005,000
  1,000,000 Energy Corp. of America,
             Ser. A, Sr. Notes (Subord.),
             9.50%, 5/15/07...................................        940,000
  1,000,000 Houston Exploration Co.,
             Ser. B, Sr. Notes (Subord.),
             8.625%, 1/1/08...................................        987,500
  2,500,000 Petsec Energy, Inc.,
             Ser. B, Sr. Notes (Subord.),
             9.50%, 6/15/07...................................      1,293,750
                                                                 ------------
                                                                    4,226,250
                                                                 ------------
            Paper & Packaging - 1.8%
  1,425,000 Crown Paper Co.,
             Sr. Notes (Subord.),
             11.00%, 9/1/05...................................      1,204,125
  2,000,000 Riverwood Int'l. Corp.,
             Sr. Notes (Subord.),
             10.875%, 4/1/08..................................      1,980,000
  2,000,000 Stone Container Fin. Co.,
             Sr. Notes,
             11.50%, 8/15/06 (d)..............................      2,142,500
                                                                 ------------
                                                                    5,326,625
                                                                 ------------
            Printing, Publishing, Broadcasting & Entertainment -
              3.8%
    600,000 Ackerley Group, Inc.,
             Ser. B, Sr. Notes (Subord.),
             9.00%, 1/15/09 (g)...............................        619,500
  1,500,000 American Lawyer Media, Inc.,
             Ser. B, Sr. Notes (Subord.),
             9.75%, 12/15/07..................................      1,560,000
  1,000,000 Big Flower Press Holdings, Inc.,
             Sr. Notes (Subord.),
             8.875%, 7/1/07...................................      1,020,000
    500,000 Cinemark USA, Inc.,
             Ser. B, Sr. Notes (Subord.),
             9.625%, 8/1/08...................................        520,000
  2,000,000 Echostar DBS Corp.,
             Sr. Notes,
             9.375%, 2/1/09 (d)...............................      2,085,000
  2,000,000 Loews Cineplex Entertainment Corp.,
             Sr. Notes (Subord.),
             8.875%, 8/1/08...................................      2,005,000
  2,000,000 Pegasus Communications Corp.,
             Sr. Notes,
             9.75%, 12/1/06 (g)...............................      2,065,000
    564,000 SFX Broadcasting, Inc.,
             Ser. B, Sr. Notes (Subord.),
             10.75%, 5/15/06..................................        631,680
  1,000,000 SFX Entertainment, Inc.,
             Sr. Notes (Subord.),
             9.125%, 12/1/08..................................      1,030,000
                                                                 ------------
                                                                   11,536,180
                                                                 ------------

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999

  Principal
   Amount                                                              Value
 CORPORATE BONDS - continued
             Retailing & Wholesale - 1.0%
 $ 2,000,000 Ames Department Stores, Inc.,
              Sr. Notes,
              10.00%, 4/15/06 (d)................................   $  1,980,000
   1,000,000 Pathmark Stores, Inc.,
              Sr. Notes (Subord.),
              9.625%, 5/1/03.....................................      1,027,500
                                                                    ------------
                                                                       3,007,500
                                                                    ------------
             Telecommunication Services & Equipment - 5.3%
   2,000,000 Global Crossings Holdings Ltd.,
              Sr. Notes,
              9.625%, 5/15/08....................................      2,225,000
     500,000 Intermedia Capital Partners,
              Sr. Notes,
              11.25%, 8/1/06.....................................        563,750
   2,000,000 Intermedia Communications, Inc.,
              Ser. B, Sr. Notes (Disc.),
              Step Bond,
              (Eff. Yield 8.64%),
              0.00%, 7/15/07 (c).................................      1,510,000
   2,000,000 Jordan Telecommunication
              Products,
              Ser. B, Sr. Notes,
              9.875%, 8/1/07.....................................      2,020,000
     850,000 McLeod USA, Inc.,
              Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 8.09%),
              0.00%, 3/1/07 (c) (g)..............................        682,125
             Nextel Communications, Inc.:
   2,000,000  Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 9.56%)
              0.00%, 2/15/08 (c).................................      1,500,000
   2,400,000  Sr. Notes,
              9.75%, 8/15/04 (g).................................      2,496,000
   1,850,000 RCN Corp.,
              Ser. B, Sr. Disc. Notes, Step Bond,
              (Eff. Yield 9.75%),
              0.00%, 10/15/07 (c)................................      1,281,125
   2,500,000 Rural Cellular Corp.,
              Ser. B, Sr. Notes (Subord.),
              9.625%, 5/15/08....................................      2,600,000
   1,500,000 Triton PCS, Inc.,
              Step Bond,
              (Eff. Yield 10.26%),
              0.00%, 5/1/08 (c)..................................        945,000
                                                                    ------------
                                                                      15,823,000
                                                                    ------------
             Textile & Apparel - 0.2%
     750,000 Delta Mills, Inc.,
              Ser. B, Sr. Notes,
              9.625%, 9/1/07.....................................        750,000
                                                                    ------------
             Transportation - 3.2%
   2,000,000 American Commercial Lines LLC,
              Ser. B, Sr. Notes,
              10.25%, 6/30/08....................................      2,070,000
   1,750,000 Pegasus Shipping Hellas Ltd.,
              1st Preferred Mtge. Notes, Ser. A,
              11.875%, 11/15/04..................................      1,225,000
     852,000 Piedmont Aviation, Inc,
              Ser. A,
              9.90%, 1/15/01.....................................        876,035
   1,389,000 Piedmont Aviation, Inc.,
              Ser. F,
              10.15%, 3/28/03...................................      1,462,992
    2,050,000 Sea Containers Ltd.,
               Ser. B, Sr. Notes,
               7.875%, 2/15/08..................................       2,014,125
    2,000,000 Trans World Airlines, Inc.,
               Sr. Notes,
               11.375%, 3/1/06..................................         960,000
      896,000 U.S. Air, Inc.,
               Ser. 88-B,
               9.90%, 1/15/01...................................         921,276
                                                                    ------------
                                                                       9,529,428
                                                                    ------------
              Utilities - 1.2%
    1,000,000 Cleveland Elec. Illuminating Co.,
               Ser. B, 1st Mtge. Notes,
               9.50%, 5/15/05...................................       1,082,960
    2,218,808 Tucson Elec.,
               Ser. B,
               10.211%, 1/1/09..................................       2,374,125
                                                                    ------------
                                                                       3,457,085
                                                                    ------------
              Total Corporate Bonds
               (cost $121,484,288)..............................     116,790,257
                                                                    ------------
 COLLATERALIZED MORTGAGE
  OBLIGATIONS - 0.6%
    1,930,463 Independent National Mtge. Corp.,
               Ser. 1997-A, Cl. A,
               (Est. Maturity 2003),
               7.81%, 12/26/26 (d) (i)
               (cost $1,930,309).................................      1,827,907
                                                                    ------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 23.1%
               Banks - 3.8%
      400,000 European Investment Bank,
          GBP  Bonds,
               7.625%, 12/7/06..................................         735,208
   76,220,000  Realkredit Danmark,
          DKK  Debs.,
               6.00%, 10/1/29...................................      10,725,750
                                                                    ------------
                                                                      11,460,958
                                                                    ------------
              Communication Systems & Services - 1.3%
    3,500,000 NTL, Inc.,
          GBP  Sr. Notes,
               10.75%, 4/1/08...................................       3,800,553
                                                                    ------------
              Government Agency Notes & Bonds - 15.6%
2,818,000,000 Greece, (Republic of), Deb.,
          GRD  8.80%, 6/19/07...................................      10,711,508
  800,000,000 Hungary (Government of), Deb.,
          HUF  13.00%, 7/24/03..................................       3,462,999
              Italy (Republic of), Deb.:
    3,406,027  6.75%, 2/1/07....................................
          EUR                                                          4,283,930
      570,683  9.50%, 2/1/06....................................
          EUR                                                            809,654

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999

  Principal
   Amount                                                             Value
 FOREIGN BONDS (NON-U.S. DOLLARS) - continued
             Government Agency Notes &
              Bonds - continued
  12,850,000 Ontario (Province of),
         NZD  6.25%, 12/3/08.....................................   $  7,020,949
  16,500,000 Poland (Government of), Deb.,
         PLN  12.00%, 10/12/03...................................      4,378,020
             Quebec (Province of):
   6,000,000  Deb.,
         CAD  9.375%, 1/16/23....................................      5,918,113
  13,200,000  Ser. OA,
         CAD  7.75%, 3/30/06.....................................     10,254,828
     155,301 Spain (Government of), Deb.,
         EUR  5.00%, 1/31/01.....................................        170,376
                                                                    ------------
                                                                     47,010,377
                                                                   ------------
             Machinery - Diversified - 0.7%
   2,000,000 Tokheim Corp.,
         EUR  11.375%, 8/1/08....................................      2,151,676
                                                                   ------------
             Telecommunication Services & Equipment - 0.9%
   3,000,000 ICO Global Communications,
         EUR  15.25%, 8/1/05.....................................      1,964,904
   1,500,000 Microcell Telecommunications, Inc.,
         CAD  Ser. B, Sr. Disc. Notes, Step Bond, (Eff. Yield
              10.68%),
              0.00%, 10/15/07 (c)................................        670,016
                                                                    ------------
                                                                       2,634,920
                                                                    ------------
             Transportation - 0.8%
   2,000,000 Hermes Europe Railtel, BV
         EUR  10.375%, 1/15/06...................................      2,291,121
                                                                   ------------
             Total Foreign Bonds (Non-U.S. Dollars)
              (cost $71,313,531).................................     69,349,605
                                                                    ------------
 MORTGAGE-BACKED SECURITIES - 14.7%
             FHLMC
 $ 1,914,703  7.00%, 5/1/11 - 12/1/11............................      1,957,154
   1,913,154  7.282%, 5/1/99.....................................      1,973,840
             FNMA
   7,823,643  6.00%, 8/1/28......................................      7,581,579
  26,884,461  6.50%, 8/1/28 - 9/1/28.............................     26,707,830
   1,348,149  6.92%, 5/1/99......................................      1,383,956
     111,070  7.00%, 11/1/27.....................................        112,527
   1,338,303  7.13%, 5/1/99......................................      1,368,991
                                                                    ------------
                                                                      37,154,883
                                                                    ------------
             GNMA
   3,074,990  6.50%, 7/15/09.....................................      3,112,597
                                                                    ------------
             Total Mortgage-Backed Securities
              (cost $44,195,392).................................     44,198,474
                                                                    ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.4%
   5,000,000 U.S. Treasury Bonds,
              5.25%, 11/15/28....................................      4,626,550
             U.S. Treasury Notes:
   5,000,000  4.88%, 3/31/01.....................................      4,981,250
   6,500,000  5.63%, 5/15/08.....................................      6,597,500
                                                                    ------------
             Total U.S. Government & Agency Obligations (cost
              $16,478,535).......................................     16,205,300
                                                                    ------------
 YANKEE OBLIGATIONS - 13.1%
             Finance & Insurance - 1.5%
   1,750,000 Applied Int'l. Fin. Co. BV,
              7.869%, 6/28/99....................................      1,680,000
   3,000,000 CEI Citicorp Holdings,
              11.25%, 2/14/07....................................      2,213,407
     800,000 PTC Int'l Fin. BV,
              Sr. Disc. Notes (Subord.), Step Bond,
              (Eff. Yield 10.14%),
              0.00%, 7/1/07 (c)..................................        588,000
                                                                    ------------
                                                                       4,481,407
                                                                    ------------
             Government Agency Notes &
              Bonds - 7.5%
             Argentina (Republic of):
   4,000,000  9.75%, 9/19/27.....................................      3,473,000
   2,000,000  11.75%, 4/4/09.....................................      2,055,000
             Brazil (Fed Republic Of):
   4,000,000  10.13%, 5/15/27....................................      3,174,600
   1,000,000  11.63%, 4/15/04....................................        970,000
   4,000,000 Jamaica (Government of),
              10.875%, 6/9/05....................................      3,668,840
             United Mexican States,
   2,000,000  11.38%, 9/15/16....................................      2,286,900
   6,000,000  11.50%, 5/15/26....................................      7,141,200
                                                                    ------------
                                                                      22,769,540
                                                                    ------------
             Metals & Mining - 1.3%
   2,000,000 Bulong Operations Property Ltd.,
              Sr. Notes,
              12.50%, 12/15/08 (d)...............................      2,045,000
   2,000,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/08.....................................      1,970,000
                                                                    ------------
                                                                       4,015,000
                                                                    ------------
             Oil/Energy - 0.7%
   2,000,000 Petroleos Mexicanos,
              9.375%, 12/2/08....................................      2,060,000
                                                                    ------------
             Paper & Packaging - 0.7%
   2,000,000 Grupo Industrial Durango S.A.,
              Notes,
              12.625%, 8/1/03 (g)................................      2,000,000
                                                                    ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.7%
   4,000,000 TV Bandeirantes,
              Sr. Notes,
              12.875%, 5/15/06 (d)...............................      2,060,000
                                                                    ------------
             Telecommunication Services & Equipment - 0.7%
   2,500,000 Metronet Communications Corp.,
              Sr. Notes, Step Bond,
              (Eff. Yield 7.73%),
              0.00%, 6/15/08 (c).................................      1,937,500
                                                                    ------------
             Total Yankee Obligations
              (cost $40,839,291).................................     39,323,447
                                                                    ------------

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                                 April 30, 1999


   Shares                                                             Value
 COMMON STOCKS AND WARRANTS - 0.7%
            Finance & Insurance - 0.2%
    154,000 Ampex Corp.,
             Cl. A, Common Stock (a).............................  $    702,625
                                                                   ------------
            Gaming - 0.3%
            Isle of Capri Casinos, Inc.
    104,514  Common Stock (a)....................................       702,203
     19,582  Warrants (a) (f)....................................           196
     29,167 JCC Holdings Co., Cl. A
             Common Stock........................................       182,294
                                                                   ------------
                                                                        884,693
                                                                   ------------
            Telecommunication Services & Equipment - 0.2%
     15,098 Nextel Communications, Inc., Cl. A
             Common Stock, (a) (d)...............................       617,603
                                                                   ------------
            Total Common Stocks and Warrants
             (cost $4,505,618)...................................     2,204,921
                                                                   ------------
 PREFERRED STOCK - 0.2%
            Finance & Insurance - 0.2%
        674 Ampex Corp., Redeemable Pfd.
             Stock (a) (f)
             (cost $642,457).....................................       691,632
                                                                   ------------
 MUTUAL FUND SHARES - 4.5%
 13,505,818 Navigator Prime Portfolio (h)
             (cost $13,505,818)..................................  $ 13,505,818
                                                                   ------------
 Principal
   Amount
 REPURCHASE AGREEMENT - 1.0%
 $3,019,000 Evergreen Joint Repurchase
             Agreement, 4.89%, 5/3/99 (Investments in repurchase
             agreements, in joint trading account, dated
             4/30/99)
             (cost, $3,019,000) (b)..............................     3,019,000
                                                                   ------------

            Total Investments -
             (cost $319,764,239)..........................  102.8%  309,068,611
            Other Assets and
             Liabilities - net............................   (2.8)   (8,296,225)
                                                            -----  ------------
            Net Assets....................................  100.0% $300,772,386
                                                            =====  ============

 -------------------------------------------------------------------------------
                                  EVERGREEN
                            STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                                 April 30, 1999


(a) Non-income producing security.
(b) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at April 30, 1999.
(c) Effective yield (calculated at the date of purchase) is the yield at which the board accretes on an annual basis until maturity date.
(d) Securities that may be resold to "qualified institutional buyers" un-der Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been deter-mined to be liquid under guidelines established by the Board of Trustees.
(e) This obligation has filed Chapter 11 bankruptcy and has discontinued accrual of interest income.
(f) The securities are valued based upon fair value determined under pro-cedures approved by the Board of Trustees.
(g) All or a portion of this security is on loan.
(h) Represents investment of cash collateral received for securities on loan.
(i) The estimated maturity of a Collateralized Mortgage Obligation ("CMO"), an adjustable rate mortgage security or an asset-backed se-curity is based on current and projected prepayment rates. Changes in the interest rates can cause the estimated maturity to differ from the listed date.

Summary of Abbreviations:
CAD   Canadian Dollar
DKK   Danish Krone
EUR   Euro Dollar
FHLMC Federal Home Loan Mortgage Corp
FNMA  Federal National Mortgage Assoc.
GBP   Pound Sterling
GNMA  Government National Mortgage Assoc.
GRD   Greek Drachma
HUF   Hungarian Forint
NZD   New Zealand Dollar
PIK   Paid in Kind Security
PLN   Polish Zloty

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts to sell:

                                                                                  Net Unrealized
                                              U.S. $ Value at     In Exchange      Appreciation
Exchange Date       Contracts to Deliver      April 30, 1999      for U.S. $      (Depreciation)
 -----------------------------------------------------------------------------------------------
06/24/99        9,500,000 New Zealand Dollars    5,324,189         5,101,500        $(222,689)
07/23/99       11,000,000 Euro Dollars          11,684,092        11,744,700           60,608
                                                                                    ---------
                                                                                    $ 162,081
                                                                                    =========

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             U.S. GOVERNMENT FUND
 -------------------------------------------------------------------------------
                            Schedule of Investments
                                 April 30, 1999

  Principal
   Amount                                                           Value
 CORPORATE BONDS - 17.8%
             Banks - 3.0%
 $ 5,000,000 Fleet National Bank, Providence, RI,
              Sub. Notes,
              5.75%, 1/15/09..................................   $  4,737,900
   7,000,000 Society National Bank, Cleveland, OH,
              Sub. Notes,
              6.75%, 6/15/03..................................      7,125,741
                                                                 ------------
                                                                   11,863,641
                                                                 ------------
             Cable/Other Video Distribution - 2.5%
   8,000,000 Comcast Cable Communications, Sr. Notes,
              6.20%, 11/15/08.................................      7,818,688
   2,000,000 Time Warner Entertainment Co., L.P.,
              Sr. Debs.,
              7.25%, 9/1/08...................................      2,127,244
                                                                 ------------
                                                                    9,945,932
                                                                 ------------
             Diversified Companies - 0.7%
   3,000,000 Williams Holdings Delaware, Inc., Notes,
              6.125%, 12/1/03.................................      2,966,907
                                                                 ------------
             Finance - 1.5%
   6,000,000 Ford Motor Credit Co.,
              Sr. Notes,
              6.50%, 2/28/02..................................      6,111,366
                                                                 ------------
             Food & Beverage Products - 0.9%
   3,500,000 Pepsi Bottling Holdings, Inc.,
              5.375%, 2/17/04(a) ..............................     3,429,051
                                                                 ------------
             Machinery - Diversified - 0.7%
   3,000,000 Case Corp.,
              6.25%, 12/1/03 (a) .............................      2,941,104
                                                                 ------------
             Retailing & Wholesale - 2.8%
   7,000,000 Dayton Hudson Corp., Puttable Reset Sec.,
              5.95%, 6/15/00..................................      7,030,170
   4,000,000 Kroger Co.,
              Notes,
              6.00%, 7/1/00...................................      4,014,736
                                                                 ------------
                                                                   11,044,906
                                                                 ------------
             Telecommunication Services & Equipment - 3.6%
   4,500,000 GTE Corp.,
              Debs.,
              6.94%, 4/15/28..................................      4,511,421
  10,000,000 Worldcom, Inc.,
              Sr. Notes,
              6.40%, 8/15/05..................................     10,056,140
                                                                 ------------
                                                                   14,567,561
                                                                 ------------
             Transportation - 2.1%
   4,000,000 Continental Airlines, Passthru Certificates
              Ser. 1999 Class C,
              6.954%, 2/2/11..................................      3,986,820
   4,250,000 Union Pacific Corp.,
              Notes,
              6.625%, 2/1/08..................................      4,261,301
                                                                 ------------
                                                                    8,248,121
                                                                 ------------
             Total Corporate Bonds
               (cost $72,053,651).............................     71,118,589
                                                                 ------------
 MORTGAGE-BACKED SECURITIES - 49.8%

             Federal Home Loan Mortgage
               Corp. - 23.2%
 $10,165,390 6.00%, 2/1/29.....................................   $   9,883,199
  30,078,806 6.50%, 4/1/26-2/1/29..............................      29,984,303
  27,507,392 7.00%, 2/1/28-7/1/28..............................      27,993,758
  14,650,937 7.50%, 5/1/27-8/1/28..............................      15,082,253
   2,511,942 8.00%, 7/1/17-4/1/22..............................       2,628,947
   1,988,284 8.50%, 2/1/17-10/1/17.............................       2,105,375
   1,828,727 9.00%, 11/1/19-4/1/21.............................       1,968,153
     698,096 9.50%, 9/1/20.....................................         751,458
     923,743 10.00%, 12/1/19-8/1/21............................       1,003,160
   1,195,351 10.50%, 12/1/19...................................       1,314,815
                                                                  -------------
                                                                     92,715,421
                                                                  -------------
             Federal National Mortgage Assn. - 10.6%
  10,000,000 5.75%, 4/15/03....................................      10,059,540
   2,926,330 6.00%, 2/25/05....................................       2,926,110
   3,503,670 6.50%, 1/1/24.....................................       3,488,092
  11,201,965 7.00%, 8/1/25-11/1/26.............................      11,369,857
   7,100,603 7.50%, 7/1/23-5/1/27..............................       7,309,675
   5,171,723 8.00%, 8/1/25.....................................       5,387,746
     906,411 9.50%, 6/1/22.....................................         968,418
     705,740 11.00%, 1/1/16....................................         782,058
                                                                  -------------
                                                                     42,291,496
                                                                  -------------
             Government National Mortgage Assn. - 16.0%
   8,357,098 6.00%, 2/20/28-11/15/28...........................       8,104,986
   5,772,194 6.50%, 10/15/25-5/20/28...........................       5,744,917
  14,852,493 7.00%, 12/15/22-5/15/26...........................      15,111,041
   7,778,538 7.50%, 2/15/22-8/15/23............................       8,031,784
  12,475,435 8.00%, 9/15/09-9/15/26............................      13,040,866
   6,731,225 8.50%, 12/15/21-7/15/24...........................       7,131,471
   2,955,025 9.00%, 1/15/20-6/15/21............................       3,157,423
   2,606,534 9.50%, 1/15/19-2/15/21............................       2,812,138
     673,109 10.00%, 12/15/18..................................         737,559
                                                                  -------------
                                                                     63,872,185
                                                                  -------------
             Total Mortgage-Backed Securities
               (cost $197,251,100).............................     198,879,102
                                                                  -------------
 U.S. TREASURY OBLIGATIONS - 31.3%
             U.S. Treasury Bonds:
  26,000,000 5.25%, 2/15/29....................................      24,423,750
  15,100,000 8.50%, 2/15/20....................................      19,686,625
   6,840,000 8.75%, 8/15/20....................................       9,144,225
  12,310,000 8.88%, 8/15/17....................................      16,341,525
   6,000,000 8.88%, 2/15/19....................................       8,041,878
   5,600,000 9.25%, 2/15/16....................................       7,577,500

             U.S. Treasury Notes:
   6,100,000 5.75%, 9/30/99....................................       6,126,688
  32,000,000 6.25%, 6/30/02....................................      32,960,000
     750,000 8.00%, 5/15/01....................................         791,719
                                                                  -------------
             Total U.S. Treasury Obligations
              (cost $124,411,392)..............................     125,093,910
                                                                  -------------

 -------------------------------------------------------------------------------
                                   EVERGREEN
                             U.S. GOVERNMENT FUND
 -------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                                 April 30, 1999

  Principal
   Amount                                                              Value
 REPURCHASE AGREEMENT - 0.0%
 $    43,707 Dresdner Bank 4.87%, dated 04/30/1999, due
              05/03/1999, maturity value $43,725 (b)
              (cost $43,707)...................................     $     43,707
                                                                    ------------

             Total Investments -  (cost $393,759,850).....    98.9%  395,135,308
             Other Assets and Liabilities - net...........     1.1     4,354,994
                                                             -----  ------------
             Net Assets...................................   100.0% $399,490,302
                                                             =====  ============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) The repurchase agreement is fully collateralized by $45,000 U.S. Treasury Note, 6.250%, 10/31/01; value including accrued interest $46,308.

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             LONG TERM BOND FUNDS
 -------------------------------------------------------------------------------

                      Statements of Assets and Liabilities
                                 April 30, 1999

                           Diversified                  Strategic
                               Bond       High Yield      Income     U.S. Government
                               Fund          Fund          Fund           Fund
 -----------------------------------------------------------------------------------
Assets
 Identified cost of
  securities.............  $484,642,758  $450,865,220  $319,764,239   $393,759,850
 Net unrealized gains or
  losses on securities...     2,875,635   (15,010,627)  (10,695,628)     1,375,458
 -----------------------------------------------------------------------------------
 Market value of
  securities.............   487,518,393   435,854,593   309,068,611    395,135,308
 Cash....................             0             0        10,761              0
 Receivable for
  securities sold........    29,766,783     5,212,222       941,138         29,891
 Receivable for Fund
  shares sold............     1,222,041       216,888     2,399,004      1,518,779
 Dividends and interest
  receivable.............     8,144,708     8,099,986     6,739,854      4,289,720
 Unrealized gains on
  forward foreign
  currency exchange
  contracts..............       334,888             0        60,608              0
 Prepaid expenses and
  other assets...........       196,765       179,025        74,724        106,524
 -----------------------------------------------------------------------------------
   Total assets..........   527,183,578   449,562,714   319,294,700    401,080,222
 -----------------------------------------------------------------------------------
Liabilities
 Distributions payable...     1,208,112     1,479,528       642,723        496,130
 Payable for securities
  purchased..............    29,127,848    12,232,500     2,945,000              0
 Payable for Fund shares
  redeemed...............       658,376       552,432       668,532        776,400
 Payable for closed
  forward foreign
  currency exchange
  contracts..............             0             0       294,397              0
 Payable for securities
  on loan................     3,755,130    27,500,396    13,505,818              0
 Unrealized losses on
  forward foreign
  currency exchange
  contracts..............        47,221             0       222,689              0
 Advisory fee payable....       223,785       179,839        16,384        163,142
 Distribution Plan
  expenses payable.......       104,065        86,301        77,127         49,810
 Due to other related
  parties................             0             0             0          6,330
 Accrued expenses and
  other liabilities......        79,458        87,577       149,644         98,108
 -----------------------------------------------------------------------------------
   Total liabilities.....    35,203,995    42,118,573    18,522,314      1,589,920
 -----------------------------------------------------------------------------------
Net assets...............  $491,979,583  $407,444,141  $300,772,386   $399,490,302
 -----------------------------------------------------------------------------------
Net assets represented
  by
 Paid-in capital.........  $565,877,977  $730,181,266  $387,473,803   $424,247,912
 Undistributed
  (overdistributed) net
  investment income......     2,675,445    (1,570,499)     (771,049)      (147,457)
 Accumulated net
  realized losses on
  securities and foreign
  currency related
  transactions...........   (79,736,038) (306,155,999)  (75,000,841)   (25,985,611)
 Net unrealized gains or
  losses on securities
  and foreign currency
  related transactions...     3,162,199   (15,010,627)  (10,929,527)     1,375,458
 -----------------------------------------------------------------------------------
Total net assets.........  $491,979,583  $407,444,141  $300,772,386   $399,490,302
 -----------------------------------------------------------------------------------
Net assets consists of
 Class A.................  $444,273,270  $353,488,232  $162,191,570   $ 48,090,691
 Class B.................    43,729,267    47,712,932   120,668,920    122,918,604
 Class C.................       499,013     1,998,608    16,265,293      5,605,367
 Class Y.................     3,478,033     4,244,369     1,646,603    222,875,640
 -----------------------------------------------------------------------------------
   Total net assets......  $491,979,583  $407,444,141  $300,772,386   $399,490,302
 -----------------------------------------------------------------------------------
Shares outstanding
 Class A.................    28,705,264    87,108,024    23,891,108      4,996,330
 Class B.................     2,825,239    11,757,090    17,716,643     12,770,305
 Class C.................        32,239       492,445     2,392,348        582,356
 Class Y.................       224,719     1,045,932       248,428     23,155,808
 -----------------------------------------------------------------------------------
Net asset value per
  share
 Class A.................  $      15.48  $       4.06  $       6.79   $       9.63
 -----------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............  $      16.25  $       4.26  $       7.13   $      10.11
 -----------------------------------------------------------------------------------
 Class B.................  $      15.48  $       4.06  $       6.81   $       9.63
 -----------------------------------------------------------------------------------
 Class C.................  $      15.48  $       4.06  $       6.80   $       9.63
 -----------------------------------------------------------------------------------
 Class Y.................  $      15.48  $       4.06  $       6.63   $       9.63
 -----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             LONG TERM BOND FUNDS
 -------------------------------------------------------------------------------

                            Statements of Operations
                           Year Ended April 30, 1999

                            Diversified                  Strategic
                                Bond       High Yield      Income     U.S. Government
                                Fund          Fund          Fund           Fund
 ------------------------------------------------------------------------------------
 Investment income
 Interest................   $ 39,183,204  $ 42,588,134  $ 25,262,615    $24,454,524
 Dividends...............         57,031       712,189             0              0
 ------------------------------------------------------------------------------------
  Total investment
   income................     39,240,235    43,300,323    25,262,615     24,454,524
 ------------------------------------------------------------------------------------
 Expenses
 Advisory fee............      2,871,113     2,688,068     1,852,515      1,817,699
 Distribution Plan
  expenses...............      1,814,095     1,626,894     1,691,813      1,445,556
 Transfer agent fee......      1,589,292     1,477,372       807,819        348,101
 Administrative services
  fees...................         84,426        67,111        49,227         95,957
 Trustees' fees and
  expenses...............         15,101         9,582         5,696          7,823
 Custodian fee...........        228,507       152,207       194,257        120,350
 Professional fees.......         30,802        27,643        26,474         22,191
 Other...................        403,499       335,670       167,958        191,440
 ------------------------------------------------------------------------------------
  Total expenses.........      7,036,835     6,384,547     4,795,759      4,049,117
 Less: Fee credits.......        (23,880)      (35,499)      (34,869)       (15,189)
       Fee waivers.......              0      (538,084)     (798,523)             0
 ------------------------------------------------------------------------------------
  Net expenses...........      7,012,955     5,810,964     3,962,367      4,033,928
 ------------------------------------------------------------------------------------
 Net investment income...     32,227,280    37,489,359    21,300,248     20,420,596
=====================================================================================
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............       (678,182)  (32,989,229)    1,545,558     (3,174,666)
  Foreign currency
   related transactions..     (2,078,623)       (3,450)   (4,296,269)             0
 ------------------------------------------------------------------------------------
 Net realized losses on
  securities and foreign
  currency related
  transactions...........     (2,756,805)  (32,992,679)   (2,750,711)    (3,174,666)
 ------------------------------------------------------------------------------------
 Net change in unrealized
  losses on securities
  and foreign currency
  related transactions...    (11,399,726)  (17,420,079)  (15,938,209)       (70,943)
 ------------------------------------------------------------------------------------
 Net realized and
  unrealized losses on
  securities and foreign
  currency related
  transactions...........    (14,156,531)  (50,412,758)  (18,688,920)    (3,245,609)
 ------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $ 18,070,749  $(12,923,399) $  2,611,328    $17,174,987
=====================================================================================

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             LONG TERM BOND FUNDS
 -------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                           Year Ended April 30, 1999

                             Diversified                    Strategic
                                Bond        High Yield       Income      U.S. Government
                                Fund           Fund           Fund            Fund
 ---------------------------------------------------------------------------------------
 Operations
 Net investment income...   $  32,227,280  $  37,489,359  $  21,300,248   $  20,420,596
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions...      (2,756,805)   (32,992,679)    (2,750,711)     (3,174,666)
 Net change in unrealized
  losses on securities
  and foreign currency
  related transactions...     (11,399,726)   (17,420,079)   (15,938,209)        (70,943)
 ---------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      18,070,749    (12,923,399)     2,611,328      17,174,987
 ---------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................     (28,965,373)   (32,234,535)   (12,896,911)     (2,526,898)
  Class B................      (3,394,507)    (5,689,291)    (7,428,231)     (6,471,126)
  Class C................         (14,128)      (108,780)    (1,164,628)       (286,185)
  Class Y................         (18,815)      (586,532)      (179,221)    (11,283,844)
 ---------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (32,392,823)   (38,619,138)   (21,668,991)    (20,568,053)
 ---------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................      41,955,901     78,304,005     85,889,098     175,698,259
 Payment for shares
  redeemed...............    (125,778,077)  (158,882,006)  (108,306,974)   (145,952,368)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      18,434,939     21,076,105     14,412,889      14,956,563
 Net asset value of
  shares issued in
  acquisition of CoreFund
  Government Income
  Fund...................               0              0              0      25,935,637
 ---------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     (65,387,237)   (59,501,896)    (8,004,987)     70,638,091
 ---------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (79,709,311)  (111,044,433)   (27,062,650)     67,245,025
 Net assets
 Beginning of period.....     571,688,894    518,488,574    327,835,036     332,245,277
 ---------------------------------------------------------------------------------------
 End of period...........   $ 491,979,583  $ 407,444,141  $ 300,772,386   $ 399,490,302
========================================================================================
 Undistributed
  (overdistributed) net
  investment income......   $   2,675,445  $  (1,570,499) $    (771,049)  $    (147,457)
========================================================================================

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             LONG TERM BOND FUNDS
 -------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                           Year ended April 30, 1998

                             Diversified                   Strategic
                                Bond        High Yield       Income     U.S. Government
                              Fund (a)       Fund (b)         Fund           Fund
 --------------------------------------------------------------------------------------
 Operations
 Net investment income...   $  20,588,791  $  30,356,602  $ 14,251,249   $ 19,431,162
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions...      10,936,866     16,551,569     5,635,717       (764,906)
 Net change in unrealized
  gains on securities and
  foreign currency
  related transactions...       3,546,444      3,464,809     5,413,523      9,555,419
 --------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............      35,072,101     50,372,980    25,300,489     28,221,675
 --------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................      (9,491,102)    (9,975,169)   (5,750,571)    (2,040,357)
  Class B................     (11,097,556)   (20,369,058)   (7,053,895)    (7,875,544)
  Class C................             (35)       (12,343)   (1,374,051)      (261,054)
  Class Y................             (98)           (32)      (62,982)    (9,254,414)
 --------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (20,588,791)   (30,356,602)  (14,241,499)   (19,431,369)
 --------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................      19,555,848     55,707,745    52,265,456     63,710,601
 Payment for shares
  redeemed...............    (104,305,708)  (121,704,035)  (89,713,499)   (83,317,244)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      11,421,930     17,078,485     8,043,638     13,377,697
 Net asset value of
  shares issued in
  acquisition of:
  Evergreen Quality Bond
   Fund..................     172,832,659              0             0              0
  Blanchard Flexible
   Income Fund...........               0              0   139,705,470              0
  Keystone World Bond
   Fund..................               0              0    13,364,630              0
  Keystone Government
   Securities Fund.......               0              0             0     41,845,369
 --------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....      99,504,729    (48,917,805)  123,665,695     35,616,423
 --------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     113,988,039    (28,901,427)  134,724,685     44,406,729
 Net assets
 Beginning of period.....     457,700,855    547,390,001   193,110,351    287,838,548
 --------------------------------------------------------------------------------------
 End of period...........   $ 571,688,894  $ 518,488,574  $327,835,036   $332,245,277
=======================================================================================
 Undistributed
  (overdistributed) net
  investment income......   $     397,123  $  (1,461,940) $ (1,604,423)  $          0
=======================================================================================

(a) For the eight months ended April 30, 1998. The Fund changed its fiscal year end from August 31 to April 30, effective April 30, 1998.
(b) For the nine months ended April 30, 1998. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1998.


                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                  EVERGREEN
                             LONG TERM BOND FUNDS
 -------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                           For the Periods indicated

                                                    Diversified
                                                       Bond        High Yield
                                                       Fund           Fund
                                                   -------------  -------------
                                                    Year Ended
                                                    August 31,     Year Ended
                                                       1997       July 31, 1997
 -------------------------------------------------------------------------------
 Operations
 Net investment income...........................  $  31,196,362  $  43,434,059
 Net realized gain on investments, closed
  futures contracts and foreign currency related
  transactions...................................     15,553,471      3,963,269
 Net change in unrealized appreciation
  (depreciation) on investments and foreign
  currency related transactions..................     13,350,772     33,119,281
 -------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations....................................     60,100,605     80,516,609
 -------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income...........................    (32,942,625)   (44,757,060)
 -------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................     33,102,013    136,045,881
 Payment for shares redeemed.....................   (180,458,236)  (243,407,877)
 Proceeds from reinvestment of distributions.....     18,107,160     25,311,702
 -------------------------------------------------------------------------------
  Net decrease in net assets resulting from
   capital share transactions....................   (129,249,063)   (82,050,294)
 -------------------------------------------------------------------------------
   Total decrease in net assets..................   (102,091,083)   (46,290,745)
 Net assets
 Beginning of period.............................    559,791,938    593,680,746
 -------------------------------------------------------------------------------
 End of period...................................  $ 457,700,855  $ 547,390,001
================================================================================
 Undistributed net investment income (accumulated
  distributions in excess of net investment
  income)........................................  $   2,801,682  $  (1,468,219)
================================================================================

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                     Combined Notes to Financial Statements
1. ORGANIZATION

The Evergreen Long Term Bond Funds consist of Evergreen Diversified Bond Fund ("Diversified Bond Fund"), Evergreen High Yield Bond Fund ("High Yield Fund"), Evergreen Strategic Income Fund ("Strategic Income Fund") and Evergreen U.S. Government Fund ("U.S. Government Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institution-al-size transactions, the pricing service uses methods based on market transac-tions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Se-curities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics

Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") are valued at the last reported sales price on the exchange where the security is primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price.

Securities for which market quotations are not readily available, including re-stricted securities, are valued at fair value as determined in good faith ac-cording to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements (continued)

deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, each Fund, except for U.S. Government Fund, along with certain other funds managed by Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements
To obtain short-term financing, each Fund, except for U.S. Government Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segre-gated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on secu-rities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securi-ties transactions, foreign currency related transactions and the difference be-tween the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

E. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. Forward Foreign Currency Exchange Contracts
Each Fund, except for U.S. Government Fund, may enter into forward foreign cur-rency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements (continued)

other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

G. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

H. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes, which are accrued as applicable.

I. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

J. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for net real-ized gain or loss on foreign currency related transactions, corporate reorgani-zations and the expiration of capital loss carryovers.

K. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements(continued)

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

EIMC is the investment advisor for Diversified Bond Fund, High Yield Fund and Strategic Income Fund. In return for providing investment management and admin-istrative services to the Funds, the Funds pay EIMC a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of each Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per an-num as net assets increase, to the average daily net assets of each Fund.

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to the U.S. Government Fund and is paid a management fee that is computed and paid monthly at an annual rate of 0.50% of the Fund's av-erage daily net assets.

During the year ended April 30, 1999, the amount of investment advisory fees waived by the investment advisors and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                      Fees   % of Average
                                                     Waived   Net Assets
                                                     --------------------
         Diversified Bond Fund......................      $0     0.00%
         High Yield Fund............................ 538,084     0.12%
         Strategic Income Fund...................... 798,523     0.27%
         U.S. Government Fund.......................       0     0.00%

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the U.S. Government Fund are enti-tled to an annual fee based on the average daily net assets of the funds admin-istered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by ap-plying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund. During the year ended April 30, 1999, the U.S. Government Fund paid or accrued for administrative and sub-administrative services $76,538 and $19,419, respectively.

During the year ended April 30, 1999, the Diversified Bond Fund, High Yield Fund and Strategic Income Fund reimbursed EIMC for certain administration and accounting expenses of $84,426, $67,111 and $49,227, respectively.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements (continued)

During the year ended April 30, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                           Class A    Class B   Class C
                                          ------------------------------
         Diversified Bond Fund........... $1,178,170 $  633,312 $  2,613
         High Yield Fund.................    907,463    706,231   13,200
         Strategic Income Fund...........    428,399  1,091,369  172,045
         U.S. Government Fund............    109,595  1,279,280   56,681

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective on the close of business on July 24, 1998, U.S. Government Fund ac-quired all of the assets and assumed certain liabilities of CoreFund Government Income Fund, in an exchange for Class A and Class Y shares of U.S. Government Fund.

Effective on the close of business on February 28, 1998, Strategic Income Fund acquired all of the assets and assumed certain liabilities of Blanchard Flexi-ble Income Fund, in an exchange for Class A shares of Strategic Income Fund.

Effective on the close of business on January 23, 1998, Diversified Bond Fund acquired substantially all the assets and assumed certain liabilities of Ever-green Quality Bond Fund, in an exchange for Class A and Class B shares of Di-versified Bond Fund.

Effective on the close of business on August 1, 1997 Strategic Income Fund ac-quired substantially all the assets and assumed certain liabilities of Keystone World Bond Fund in exchange for Class A, Class B and Class C shares of Strate-gic Income Fund. Also, the U.S. Government Fund acquired substantially all the assets and assumed certain liabilities of Keystone Government Securities Fund in exchange for Class A, Class B and Class C shares of the U.S. Government Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund im-mediately after the acquisition were as follows:

                                                            Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                    Acquired Fund            Assets Acquired Shares Issued Appreciation After Acquisition
 ----------------------------------------------------------------------------------------------------------------------
U.S. Government Fund   CoreFund Government Income Fund      $ 25,935,637     2,618,772    $  441,185    $333,331,520
Strategic Income Fund  Blanchard Flexible Income Fund        139,705,470    19,367,062     4,998,009     339,328,623
Diversified Bond Fund  Evergreen Quality Bond Fund           172,832,659    10,842,627     3,406,186     610,931,062
Strategic Income Fund  Keystone World Bond Fund               13,364,630     1,876,466       646,958     209,347,784
U.S. Government Fund   Keystone Government Securities Fund    41,845,369     4,348,526       776,840     330,218,346

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

               Combined Notes to Financial Statements (continued)

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Diversified Bond Fund

                                        Year Ended April 30,
                          ----------------------------------------------------         Year Ended
                                   1999                       1998                   August 31, 1997
                          ------------------------  --------------------------  --------------------------
                            Shares       Amount       Shares        Amount        Shares        Amount
 ----------------------------------------------------------------------------------------------------------
Class A *
Shares sold.............     810,400  $ 12,761,419      136,952  $   2,185,530            0              0
Automatic conversion of
 Class B shares to Class
 A shares...............   1,403,087    22,326,396   24,126,331    387,832,940            0              0
Shares redeemed.........  (6,059,378)  (95,987,811)  (2,951,611)   (47,145,413)           0              0
Shares issued in
 reinvestment of
 distributions..........   1,050,314    16,640,863      362,116      5,781,141            0              0
Shares issued in
 acquisition of
 Evergreen Quality Bond
 Fund...................           0             0    9,827,053    156,644,304            0              0
 ----------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............  (2,795,577)  (44,259,133)  31,500,841    505,298,502            0              0
===========================================================================================================
Class B **
Shares sold.............   1,481,322    23,510,009    1,090,412     17,341,006    2,182,629  $  33,102,013
Automatic conversion of
 Class B shares to Class
 A shares...............  (1,403,103)  (22,326,396) (24,126,331)  (387,832,940)           0              0
Shares redeemed.........  (1,768,907)  (28,085,274)  (3,620,580)   (57,160,295) (11,912,272)  (180,458,236)
Shares issued in
 reinvestment of
 distributions..........     112,383     1,783,925      357,152      5,640,678    1,195,855     18,107,160
Shares issued in
 acquisition of
 Evergreen Quality Bond
 Fund...................           0             0    1,015,574     16,188,355            0              0
 ----------------------------------------------------------------------------------------------------------
Net decrease............  (1,578,305)  (25,117,736) (25,283,773)  (405,823,196)  (8,533,788)  (129,249,063)
===========================================================================================================
Class C ***
Shares sold.............     138,285     2,182,664        1,432         22,837            0              0
Shares redeemed.........    (107,994)   (1,704,992)           0              0            0              0
Shares issued in
 reinvestment of
 distributions..........         515         8,103            1             13            0              0
 ----------------------------------------------------------------------------------------------------------
Net increase............      30,806       485,775        1,433         22,850            0              0
===========================================================================================================
Class Y ****
Shares sold.............     224,176     3,501,809          407          6,475            0              0
Shares issued in
 reinvestment of
 distributions..........         130         2,048            6             98            0              0
 ----------------------------------------------------------------------------------------------------------
Net increase............     224,306     3,503,857          413          6,573            0              0
===========================================================================================================
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions...........              $(65,387,237)              $  99,504,729               $(129,249,063)
 ----------------------------------------------------------------------------------------------------------

   * For the period from January 20, 1998 (commencement of class operations) to April 30, 1998
  ** For the nine months ended April 30, 1998. The Fund changed its fiscal year end from August 31 to April 30, effective April 30, 1998
 *** For the period from April 7, 1998 (commencement of class operations) to
     April 30, 1998
**** For the period from February 11, 1998 (commencement of class operations) to April 30, 1998

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements (continued)

 -------------------------------------------------------------------------------
High Yield Fund
 -------------------------------------------------------------------------------

                                          Year Ended April 30,
                          -------------------------------------------------------         Year Ended
                                    1999                         1998                    July 31, 1997
                          --------------------------  ---------------------------  --------------------------
                            Shares        Amount         Shares        Amount        Shares        Amount
 -------------------------------------------------------------------------------------------------------------
Class A *
Shares sold.............   10,094,180  $  41,192,593     1,781,307  $   8,100,467            0              0
Automatic conversion of
 Class B shares to Class
 A shares...............    6,527,645     26,263,616    96,655,555    436,706,228            0              0
Shares redeemed.........  (26,735,454)  (111,365,821)   (7,005,782)   (31,868,872)           0              0
Shares issued in
 reinvestment of
 distributions..........    4,394,074     18,091,076     1,396,499      6,343,412            0              0
 -------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............   (5,719,555)   (25,818,536)   92,827,579    419,281,235            0              0
 -------------------------------------------------------------------------------------------------------------
Class B **
Shares sold.............    5,817,765     24,157,421    10,409,185     46,341,356   32,280,201  $ 136,045,881
Automatic conversion of
 Class B shares to Class
 A shares...............   (6,527,509)   (26,263,616)  (96,655,555)  (436,706,228)           0              0
Shares redeemed.........   (9,466,402)   (40,138,947)  (20,273,137)   (89,733,998) (57,681,924)  (243,407,877)
Shares issued in
 reinvestment of
 distributions..........      634,514      2,622,487     2,427,463     10,723,559    5,995,434     25,311,702
 -------------------------------------------------------------------------------------------------------------
Net decrease............   (9,541,632)   (39,622,655) (104,092,044)  (469,375,311) (19,406,289)   (82,050,294)
 -------------------------------------------------------------------------------------------------------------
Class C ***
Shares sold.............      557,106      2,273,186       273,398      1,240,926            0              0
Shares redeemed.........     (334,216)    (1,416,061)      (21,094)       (96,165)           0              0
Shares issued in
 reinvestment of
 distributions..........       14,724         60,244         2,527         11,482            0              0
 -------------------------------------------------------------------------------------------------------------
Net increase............      237,614        917,369       254,831      1,156,243            0              0
 -------------------------------------------------------------------------------------------------------------
Class Y ****
Shares sold.............    2,455,775     10,680,805         5,506         24,996            0              0
Shares redeemed.........   (1,489,709)    (5,961,177)       (1,101)        (5,000)           0              0
Shares issued in
 reinvestment of
 distributions..........       75,454        302,298             7             32            0              0
 -------------------------------------------------------------------------------------------------------------
Net increase............    1,041,520      5,021,926         4,412         20,028            0              0
 -------------------------------------------------------------------------------------------------------------
Net decrease in net
 assets resulting from
 capital share
 transactions...........               $ (59,501,896)               $ (48,917,805)              $ (82,050,294)
 -------------------------------------------------------------------------------------------------------------

   * For the period from January 20, 1998 (commencement of class operations) through April 30, 1998.
  ** For the nine months ended April 30, 1998. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1998
 *** For the period from January 22, 1998 (commencement of class operations)
     through April 30, 1998.
**** For the period from April 14, 1998 (commencement of class operations) through April 30, 1998.

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements (continued)

 -------------------------------------------------------------------------------
Strategic Income Fund
 -------------------------------------------------------------------------------

                                         Year Ended April 30,
                            --------------------------------------------------
                                     1999                      1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold................  4,490,832  $ 31,196,519   1,976,718  $ 14,098,759
Automatic conversion of
 Class B shares to Class A
 shares....................    106,795       731,977           0             0
Shares redeemed............ (8,900,411)  (61,611,376) (4,673,022)  (33,390,153)
Shares issued in
 reinvestment of
 distributions.............  1,347,956     9,273,511     483,710     3,454,392
Shares issued in
 acquisition of:
 Blanchard Flexible Income
  Fund.....................          0             0  19,367,062   139,705,470
 Keystone World Bond Fund..          0             0   1,077,718     7,661,303
 ------------------------------------------------------------------------------
Net increase (decrease).... (2,954,828)  (20,409,369) 18,232,186   131,529,771
 ------------------------------------------------------------------------------
Class B
Shares sold................  6,845,207    47,103,443   4,345,019    30,951,849
Automatic conversion of
 Class B shares to Class A
 shares....................   (106,478)     (731,977)          0             0
Shares redeemed............ (5,266,886)  (36,464,325) (5,964,560)  (42,581,723)
Shares issued in
 reinvestment of
 distributions.............    630,620     4,349,322     515,938     3,680,766
Shares issued in
 acquisition of Keystone
 World Bond Fund...........          0             0     645,853     4,612,694
 ------------------------------------------------------------------------------
Net increase (decrease)....  2,102,463    14,256,463    (457,750)   (3,336,414)
 ------------------------------------------------------------------------------
Class C
Shares sold................    840,483     5,711,444     261,961     1,864,408
Shares redeemed............ (1,266,465)   (8,731,548) (1,375,841)   (9,783,791)
Shares issued in
 reinvestment of
 distributions.............    104,610       722,285     122,073       868,861
Shares issued in
 acquisition of Keystone
 World Bond Fund...........          0             0     152,895     1,090,633
 ------------------------------------------------------------------------------
Net decrease...............   (321,372)   (2,297,819)   (838,912)   (5,959,889)
 ------------------------------------------------------------------------------
Class Y
Shares sold................    258,852     1,877,692     761,672     5,350,440
Shares redeemed............   (225,476)   (1,499,725)   (562,382)   (3,957,832)
Shares issued in
 reinvestment of
 distributions.............     10,086        67,771       5,675        39,619
 ------------------------------------------------------------------------------
Net increase...............     43,462       445,738     204,965     1,432,227
 ------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 capital share
 transactions..............             $ (8,004,987)             $123,665,695
 ------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
               Combined Notes to Financial Statements (continued)

 -------------------------------------------------------------------------------
U.S. Government Fund
 -------------------------------------------------------------------------------

                                         Year Ended April 30,
                            --------------------------------------------------
                                     1999                      1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............   5,406,579  $ 52,883,440   1,510,987  $ 14,617,089
Shares redeemed...........  (4,877,937)  (47,734,643) (1,642,684)  (15,825,689)
Shares issued in
 reinvestment of
 distributions............     168,051     1,647,529     133,072     1,282,497
Shares issued in
 acquisition of:
 CoreFund Government
  Income Fund.............     151,299     1,515,281           0             0
 Keystone Government
  Securities Fund.........           0             0   2,239,125    21,547,304
 ------------------------------------------------------------------------------
Net increase..............     847,992     8,311,607   2,240,500    21,621,201
 ------------------------------------------------------------------------------
Class B
Shares sold...............   2,842,599    27,942,652     716,498     6,914,840
Shares redeemed...........  (3,936,185)  (38,555,032) (4,306,873)  (41,415,996)
Shares issued in
 reinvestment of
 distributions............     368,042     3,607,463     414,856     3,988,496
Shares issued in
 acquisition of Keystone
 Government Securities
 Fund.....................           0             0   1,507,183    14,503,355
 ------------------------------------------------------------------------------
Net decrease..............    (725,544)   (7,004,917) (1,668,336)  (16,009,305)
 ------------------------------------------------------------------------------
Class C
Shares sold...............     393,743     3,869,388      94,591       908,119
Shares redeemed...........    (417,897)   (4,094,589)   (173,356)   (1,672,822)
Shares issued in
 reinvestment of
 distributions............      17,708       173,559      16,871       162,793
Shares issued in
 acquisition of Keystone
 Government Securities
 Fund.....................           0             0     602,218     5,794,710
 ------------------------------------------------------------------------------
Net increase (decrease)...      (6,446)      (51,642)    540,324     5,192,800
 ------------------------------------------------------------------------------
Class Y
Shares sold...............   9,295,417    91,002,779   4,285,039    41,270,553
Shares redeemed...........  (5,686,585)  (55,568,104) (2,541,523)  (24,402,737)
Shares issued in
 reinvestment of
 distributions............     972,869     9,528,012     825,744     7,943,911
Shares issued in
 acquisition of CoreFund
 Government Income Fund...   2,467,473    24,420,356           0             0
 ------------------------------------------------------------------------------
Net increase..............   7,049,174    69,383,043   2,569,260    24,811,727
 ------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $ 70,638,091              $ 35,616,423
 ------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

               Combined Notes to Financial Statements (continued)

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 1999:

                               Cost of Purchases        Proceeds from Sales
                           ------------------------ ------------------------
                               U.S.       Non-U.S.       U.S.       Non-U.S.
                            Government   Government   Government   Government
                           ---------------------------------------------------
         Diversified Bond
          Fund...........  $235,324,286 $508,325,516 $309,220,915 $518,643,350
         High Yield
          Fund...........   109,456,652  603,473,486  110,014,103  626,159,544
         Strategic Income
          Fund...........   251,877,387  397,793,928  307,739,655  352,016,431
         U.S. Government
          Fund...........   437,529,693   18,764,689  348,829,362    4,337,820

During the year ended April 30, 1999, the Diversified Bond Fund entered into reverse repurchase agreements. The average daily balance, weighted average in-terest rate and maximum amount outstanding were as follows:

                                Average Daily   Weighted      Maximum
                                   Balance       Average       Amount
                                 Outstanding  Interest Rate Outstanding*
                                ----------------------------------------
         Diversified Bond
          Fund.................  $4,030,292       4.54%      $9,876,542

            * The Maximum Amount Outstanding under reverse repurchase agreements includes accrued interest.

The Diversified Bond Fund, High Yield Fund and Strategic Income Fund loaned se-curities during the year ended April 30, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At April 30, 1999, the value of securities on loan and the value of collateral (including accrued interest) amounted to the following:

                                                   Value of
                                                  Securities   Value of
                                                    on Loan   Collateral
                                                  -----------------------
         Diversified Bond Fund................... $ 3,670,069 $ 3,755,130
         High Yield Fund.........................  26,800,176  27,500,396
         Strategic Income Fund...................  13,201,251  13,505,818

During the year ended April 30, 1999, the Diversified Bond Fund, High Yield Fund and Strategic Income Fund earned $47,065, $21,926 and $3,765, respective-ly, in income from securities lending.

On April 30, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                                                       Net
                                          Gross        Gross       Unrealized
                                        Unrealized   Unrealized    Appreciation
                            Tax Cost   Appreciation Depreciation  (Depreciation)
                            ----------------------------------------------------
         Diversified
          Bond Fund.....  $484,848,090 $ 9,071,303  $ (6,401,000) $  2,670,303
         High Yield
          Fund..........   451,121,939  17,235,306   (32,502,652)  (15,267,346)
         Strategic
          Income Fund...   319,802,753   7,126,123   (17,860,265)  (10,734,142)
         U.S. Government
          Fund..........   393,759,850   4,612,334    (3,236,876)    1,375,458

As of April 30, 1999, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                                       Expiring April 30,
                  Capital Loss -----------------------------------------------------------------------------------------------
                   Carryover       2000        2001        2002         2003        2004        2005       2006       2007
                  ------------------------------------------------------------------------------------------------------------
Diversified Bond
 Fund...........  $ 75,808,000 $        --  $19,436,000 $ 6,153,000 $ 28,736,000 $20,012,000 $      --  $      --  $ 1,471,000
High Yield
 Fund...........   293,910,000  122,350,000         --   44,605,000  105,957,000         --         --         --   20,998,000
Strategic Income
 Fund...........    71,841,000    2,867,000  23,289,000   3,223,000    7,390,000  35,072,000        --         --          --
U.S. Government
 Fund...........    24,521,000          --    1,978,000   6,522,000    3,703,000   2,973,000  3,820,000  3,370,000   2,155,000

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

               Combined Notes to Financial Statements (continued)

In addition to the capital loss carryovers, capital and currency losses in-curred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the Fund's following fiscal year. For the year ended April 30, 1999, the Funds have incurred and elected to defer post-October losses as follows:

                                                       Capital   Currency
                                                       Losses     Losses
                                                     --------------------
         Diversified Bond Fund...................... $ 3,435,151 $      0
         High Yield Fund............................  11,989,310   64,035
         Strategic Income Fund......................   3,282,587  116,434
         U.S. Government Fund.......................   1,463,897        0

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                                ----------------------
         Diversified Bond Fund..................   $23,880       0.00%
         High Yield Fund........................    35,499       0.00%
         Strategic Income Fund..................    34,869       0.01%
         U.S. Government Fund...................    15,189       0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

               Combined Notes to Financial Statements (continued)

During the year ended April 30, 1999, the Diversified Bond Fund had average borrowings outstanding of $8,094,775 at a rate of 5.28% and paid interest of $8,436, which represent 0.00% of the Fund's average daily net assets on an annualized basis.

High Yield Fund, Strategic Income Fund and U.S. Government Fund did not borrow under these agreements during the year ended April 30, 1999.

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          Independent Auditors' Report

Board of Trustees and Shareholders
Evergreen Fixed Income Trust:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Strategic Income Fund and Evergreen U.S. Gov-ernment Fund, portfolios of Evergreen Fixed Income Trust, as of April 30, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the statements of changes for the year ended August 31, 1997 for Evergreen Diversified Bond Fund and for the year ended July 31, 1997 for Evergreen High Yield Bond Fund and financial highlights for each of the years or periods as described on pages 15 to 22. These financial statements and fi-nancial highlights are the responsibility of the Funds' management. Our respon-sibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Strate-gic Income Fund and Evergreen U.S. Government Fund as of April 30, 1999, the results of their operations, changes in their net assets and financial high-lights for each of the years or periods described above in conformity with gen-erally accepted accounting principles.

                      [SIGNATURE OF KPMG LLP APPEARS HERE]

Boston, Massachusetts
June 18, 1999

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

OTHER INFORMATION

YEAR 2000 (unaudited)

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

                                                www.evergreen-funds.com

26997                                                        549426  06/99


[LOGO OF EVERGREEN APPEARS HERE]

200 Berkeley Street
Boston,MA 02116

                                                                   -------------
                                                                     BULK RATE
                                                                    U.S. POSTAGE
                                                                       PAID
                                                                   PERMIT NO. 19
                                                                    HUDSON, MA
                                                                   -------------

                                                          Semiannual Report
                                                          as of October 31, 1999

                        EVERGREEN LONG TERM BOND FUNDS


                                                        [LOGO OF EVERGREEN FUND]


                               Table of Contents

Letter to Shareholders ..................................................    1

Evergreen Diversified Bond Fund

   Fund at a Glance .....................................................    2

   Portfolio Manager Interview ..........................................    3

Evergreen High Yield Bond Fund

   Fund at a Glance .....................................................    5

   Portfolio Manager Interview ..........................................    6

Evergreen Strategic Income Fund

   Fund at a Glance .....................................................    8

   Portfolio Manager Interview ..........................................    9

Evergreen U.S. Government Fund

   Fund at a Glance .....................................................   12

   Portfolio Manager Interview ..........................................   13

Financial Highlights

   Evergreen Diversified Bond Fund ......................................   15

   Evergreen High Yield Bond Fund .......................................   17

   Evergreen Strategic Income Fund ......................................   19

   Evergreen U.S. Government Fund .......................................   21

Schedule of Investments

   Evergreen Diversified Bond Fund ......................................   23

   Evergreen High Yield Bond Fund .......................................   28

   Evergreen Strategic Income Fund ......................................   33

   Evergreen U.S. Government Fund .......................................   38

Statements of Assets and Liabilities ....................................   40

Statements of Operations ................................................   41

Statements of Changes in Net Assets .....................................   42

Combined Notes to Financial
Statements ..............................................................   44

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed

                          Evergreen Distributor, Inc.
    Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  December 1999


[PHOTO]

William M. Ennis
President and CEO

Dear Shareholders,

We are pleased to provide the Evergreen Long Term Bond Funds semiannual report, which covers the six-month period ended October 31, 1999.

Uncertainty over Interest Rates Influences the Markets

The last year has been a difficult environment for fixed-income investors. After the Federal Reserve Board lowered interest rates three times in 1998 in an attempt to insulate the U.S. economy from global economic turmoil, it reversed course halfway through 1999 and raised interest rates twice during the fiscal period because of concerns about an overheated U.S. economy. Amidst the volatility, the yield on the bellwether 30-year Treasury bond rose from a low of 4.72% in October of 1998 to 6.16% by October 31, 1999, the end of the fiscal period.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We believe bonds are relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

Evergreen Funds is Ready for
the Year 2000/1/

We have been addressing the Year 2000 challenge since February of 1996 and have committed the time, resources and people necessary to prepare for any ramifications from the millennium bug. Today, we are confident that our preparations will enable us to continue to deliver the high-quality Evergreen products and services on which our shareholders rely. In addition, Evergreen portfolio managers have placed great emphasis on monitoring portfolios for Y2K readiness.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis
William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                             Diversified Bond Fund

                    Fund at a Glance as of October 31, 1999

Portfolio
Management
 ---------

[PHOTO]

Gary E. Pzegeo, CFA
Tenure: January 1999

CURRENT INVESTMENT STYLE/1/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 10/31/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

PERFORMANCE AND RETURNS/2/

Portfolio Inception Date 9/11/1935  Class A   Class B     Class C   Class Y
Class Inception Date               1/20/1998  9/11/1935  4/7/1998   2/11/1998
 ...............................................................................
Average Annual Returns*
 ...............................................................................
6 months with sales charge            -7.11%   -7.57%   -3.80%       n/a
 ...............................................................................
6 months w/o sales charge             -2.49%   -2.85%   -2.85%   -2.36%
 ...............................................................................
1 year with sales charge              -6.17%   -6.84%   -3.15%       n/a
 ...............................................................................
1 year w/o sales charge               -1.47%   -2.21%   -2.23%   -1.23%
 ...............................................................................
5 years                                6.28%    6.22%    6.52%    7.43%
 ...............................................................................
10 years                               6.73%    6.36%    6.34%    7.43%
 ...............................................................................
Since Portfolio Inception              6.98%    6.82%    6.81%    7.12%
 ...............................................................................
Maximum Sales Charge                   4.75%    5.00%    1.00%       n/a
 ...............................................................................
                                     Front End  CDSC     CDSC
 ...............................................................................
30-day SEC yield                       6.13%   5.69%     5.69%    6.69%
 ...............................................................................
6-month distributions
per share                             $0.50   $0.44     $0.44    $0.52
 ...............................................................................
 * Adjusted for maximum applicable sales charge.



                               LONG TERM GROWTH

                                 [LINE GRAPH]


                                                                    Evergreen
                                       Lehman Brothers             Diversified
                  CPI                     Aggregate                  Bond B
                  ---                  ---------------             -----------
10/31/89        10,000                     10,000                    10,000
10/31/90        10,629                     10,631                     9,440
10/31/91        10,939                     12,312                    11,197
10/31/92        11,290                     13,523                    12,518
10/31/93        11,600                     15,128                    14,406
10/31/94        11,903                     14,573                    13,500
10/31/95        12,237                     16,853                    15,124
10/31/96        12,604                     17,839                    16,128
10/31/97        12,866                     19,430                    17,867
10/31/98        13,057                     21,238                    18,949
10/31/99        13,432                     21,351                    18,526


Comparison of a $10,000 investment in Evergreen Diversified Bond Fund, Class B shares/2/, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged, fixed-income index of U.S. government, corporate and mortgage-backed securities. It represents the price change and coupon income of several thousand securities of various credit qualities and maturities.

The LBABI is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Diversified Bond Fund

                          Portfolio Manager Interview

How did Evergreen Diversified Bond Fund perform over the past six months?

Evergreen Diversified Bond Fund Class B shares returned -2.85% for the six-month period ended October 31, 1999. Performance is before deduction of any applicable sales charges. In comparison, the average return of the BBB-Rated Corporate Debt funds followed by Lipper, Inc., an independent monitor of mutual fund performance, was -1.66% for the same period. The Lehman Brothers Aggregate Bond Index returned -0.15% for the same period. While we never like to see a negative return, we attribute the Fund's performance to the global rise in interest rates, which occurred during the entire fiscal period. Rising interest rates push the prices of all fixed-income investments lower.


                      Portfolio
                    Characteristics
                    ---------------

  Total Net Assets                       $421,972,675
  ...................................................
  Average Credit Quality                           A+
  ...................................................
  Average Maturity                         10.5 years
  ...................................................
  Average Duration                          5.4 years
  ...................................................

Why did interest rates rise?

Interest rates moved higher on investors' concerns that stronger-than-expected economic growth would stimulate inflation. In early 1999, many investors expected weak growth abroad to dampen the U.S. economy. However, international economies experienced faster and more sustainable recoveries from the financial crisis of 1998 than many investors had anticipated. Investors monitored increases in commodities prices--particularly for oil and industrial metals, such as copper and aluminum--and ongoing strength in the labor market. As of October 1999, a relatively high 67% of the population was participating in the labor force, and at 4.1%, the unemployment rate continued to reach new lows. Investors, concerned that excessive economic growth would spark inflation, watched particularly closely for signs of upward pressure on labor costs. As the economy steamed ahead, investors pushed interest rates higher and bond prices lower. The Federal Reserve Board confirmed these concerns, raising interest rates twice during the period. The yield on the benchmark 30-year U.S. Treasury bond rose from 5.66% on April 30, 1999 to 6.16% at the end of the fiscal period.

What else affected bond prices during that time?

Investors witnessed heavy corporate bond supply and reduced liquidity, in addition to rising interest rates. Bond supply increased as issuers sold bonds to prepare for Y2K and to buy back previously issued stock to bolster returns. While supply increased, liquidity became dramatically restricted. Many Wall Street firms had suffered heavy losses during the financial crisis of 1998, and in response, reduced the capital allotted to trading desks. As a result, firms that traditionally had been aggressive bidders of bonds, providing substantial support to prices, became reluctant to increase their inventories. Bids from these firms became cautious, eroding the prices of bonds. While the environment deteriorated in the United States, growth prospects appeared brighter abroad. International investors--long attracted to the United States--began to direct their cash flows overseas. This reduced the supply of capital further, and pushed bond prices lower. The supply/demand imbalance caused the yield advantages provided by corporate bonds versus U.S. Treasuries to increase, as investors demanded greater compensation for credit risk and decreased liquidity. Yield advantages or "spreads" for high-quality bonds reached the highest levels since 1990.

                                   EVERGREEN
                             Diversified Bond Fund

                          Portfolio Manager Interview


                             PORTFOLIO COMPOSITION
                       (based on 10/31/1999 net assets)

                                  [PIE CHART]

Corporate Bonds -- 39.4%
Collateralized Mortgage Obligations -- 16.1%
Yankee Obligations -- 9.4%
U.S. Treasury Obligations -- 9.3%
Mortgage-backed Securities -- 8.8%
Foreign Bonds -- 8.1%
Repurchase Agreement -- 4.0%
Asset-backed Securities -- 2.9%
Other Investment and Other
 Assets & Liabilities (net) -- 2.0%

How did you manage the Fund in this environment?

We positioned the Fund for a rising interest rate environment, but particularly focused on selecting bonds with attractive relative value. We reduced high yield holdings, which had reached performance targets earlier in the year, and took advantage of the extremely attractive yield premiums provided by high-quality domestic corporate bonds and international bonds, boosting the Fund's total return potential. We expect yield relationships to begin a return to more historical standards, which would cause these bonds to outperform other sectors. The international holdings, which include Germany, Denmark, Canada, Argentina and Sweden, enabled the Fund to benefit from the favorable growth prospects abroad. We also sold bonds with 3 to 10-year maturities in anticipation of higher rates, reinvesting proceeds in bonds with maturities from zero to three years. This enhanced price stability when interest rates rose.

                               PORTFOLIO QUALITY
                     (based on 10/31/1999 portfolio assets)

                                  [PIE CHART]


AAA -- 37.5%
AA -- 9.6%
A -- 14.5%
BBB -- 8.5%
BB -- 11.0%
B -- 12.3%
NR -- 6.6%


What is your outlook over the next six months?

With 1999 shaping up to be the second worst year for bonds since modern market indices have been followed--1994 was worse--we are cautiously optimistic going forward. We think long-term interest rates are at very attractive levels, in light of the continued low level of inflation. While short-term interest rates may rise a bit more as the Federal Reserve Board fine-tunes the economy, we believe most of the rate hikes are over. In our opinion, the rise in interest rates has been cyclical and the longer-term secular forces that have caused interest rates to decline since 1981 are still very much in place. These include the globalization of economies, increasing levels of productivity, and the world's central banks actively fighting inflation.

We believe there is opportunity in the bond market, particularly in sectors that have a risk premium, such as corporate and international bonds. Investors have discounted a lot of bad news, which should cushion prices, and we think supply will begin to subside. This should prompt yield relationships to return to normal. We also think there is value abroad. The prospects for growth in developed global markets are positive, which should benefit the performance of their currencies. The Fund's larger and more diversified international position, as well as its corporate holdings, secured at very attractive levels, should perform well in such an environment.

                                   EVERGREEN
                             High Yield Bond Fund

                    Fund at a Glance as of October 31, 1999

Portfolio
Management
 ---------

[PHOTO]

Prescott B. Crocker, CFA
Tenure: February 1997

CURRENT INVESTMENT STYLE /1/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 10/31/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

Funds that invest in high yield, lower rated bonds may contain more risk due to the increased possibility of default.

The LBABI and the MLHYMI are unmanaged indices and do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Performance and Returns/2/

Portfolio Inception Date 9/11/1935     Class A   Class B    Class C    Class Y
Class Inception Date                 1/20/1998  9/11/1935  1/21/1998  4/14/1998
 ...............................................................................
Average Annual Returns*
 ...............................................................................
6 months with sales charge                -6.07%   -6.52%   -2.76%       n/a
 ...............................................................................
6 months w/o sales charge                 -1.44%   -1.82%   -1.82%     -1.32%
------------------------------------------------------------------------------
1 year with sales charge                   3.63%    2.98%    6.94%       n/a
------------------------------------------------------------------------------
1 year w/o sales charge                    8.74%    7.94%    7.94%      9.01%
------------------------------------------------------------------------------
3 years                                    4.18%    4.30%    5.13%      6.08%
------------------------------------------------------------------------------
5 years                                    5.64%    5.61%    5.88%      6.88%
------------------------------------------------------------------------------
10 years                                   7.17%    6.83%    6.83%      7.92%
------------------------------------------------------------------------------
Since Portfolio Inception                  8.39%    8.24%    8.22%      8.53%
------------------------------------------------------------------------------
Maximum Sales Charge                       4.75%    5.00%    1.00%       n/a
                                         Front End  CDSC     CDSC
 ...............................................................................
30-day SEC yield                           8.22%    7.87%    7.87%      8.90%
 ...............................................................................
6-month distributions
per share                                  $0.18    $0.17   $0.17      $0.19
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charge.


                                LONG TERM GROWTH

                                  [LINE GRAPH]

                          Lehman Brothers     Evergreen High     ML High Yield
                CPI          Aggregate         Yield Bond B        Master I
                ---       ---------------     --------------     -------------
10/31/89      10,000          10,000              10,000            10,000
10/31/90      10,629          10,631               8,088            10,293
10/31/91      10,939          12,312              10,725            10,339
10/31/92      11,290          13,523              12,371             9,871
10/31/93      11,600          15,128              15,643            10,190
10/31/94      11,903          14,573              14,546            10,026
10/31/95      12,237          16,853              15,691            10,082
10/31/96      12,604          17,839              16,656            10,087
10/31/97      12,866          19,430              18,902            10,051
10/31/98      13,057          21,238              17,937             9,786
10/31/99      13,432          21,351              19,357             9,946


Comparison of a $10,000 investment in Evergreen High Yield Bond Fund, Class B Shares/2/, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged, fixed-income index of U.S. government, corporate and mortgage-backed securities. It represents the price change and coupon income of several thousand securities of various credit qualities and maturities.

The Merrill Lynch High Yield Master Index is a broad-based measure of the performance of the non-investment grade U.S. bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default.

                                   EVERGREEN
                             High Yield Bond Fund

                          Portfolio Manager Interview

How did Evergreen High Yield Bond Fund perform over the past six months?

The Fund performed well when measured against its competitive universe. For the six-month period ended October 31, 1999, Class B shares returned -1.82%. Performance is before deduction of any applicable sales charges. In comparison, the average return for the high yield bond funds followed by Lipper, Inc., an independent monitor of mutual fund performance, was -3.53%. The Merrill Lynch High Yield Master Index, the Fund's benchmark, returned -2.69% for the same period. While we are disappointed to see negative returns, we attribute the Fund's absolute performance to the extremely negative interest rate environment in both global and domestic markets. We believe the Fund outperformed its competitive group because it maximized its weighting in sectors that generated the strongest performance in the high yield bond market, and had little to no weighting in those sectors that most significantly underperformed.


                        Portfolio
                      Characteristics
                      ---------------
  Total Net Assets                       $354,735,544
  ...................................................
  Average Credit Quality                            B
  ...................................................
  Average Maturity                          8.9 years
  ...................................................
  Average Duration                          4.6 years
  ...................................................

What caused bond prices to fall?

High yield bond prices fell because of rising interest rates, a rising default rate, which prompted growing concerns about credit risk, and reduced market liquidity. Higher interest rates pushed bond prices lower, as investors became increasingly concerned that stronger-than-expected economic growth would renew inflation. As we entered 1999, many investors expected fragile recoveries from 1998's international financial crisis to dampen U.S. economic growth. Instead, the turnaround in many foreign economies was faster and more sustainable than investors anticipated. Meanwhile, economic growth in the United States remained vibrant. Investors, concerned about inflationary pressures, reacted negatively to a particularly strong labor market and rising commodity prices. The Federal Reserve Board echoed these concerns, raising interest rates two times during the period.

Prices in the high yield bond market slumped even further on news of a rising default rate and restricted market liquidity. Much of the default rate's increase was due to the relaxed underwriting standards of 1997 and 1998. At that time, a healthy economy, strong cash flows and the low level of interest rates caused many investors to stretch for yield. Many investors relaxed their credit standards to put heavy cash flows to work and secure what appeared to be attractive yields. Further, underwriters attempted to meet strong investor demand by bringing deals to market that would have not been accepted under more normal circumstances.

Restricted market liquidity also put pressure on prices. Cash flows into high yield bond funds slowed dramatically from recent years. On a year-to-date basis as of October 31, 1999, cash flows into high yield bond mutual funds declined to $5.9 billion from $19.3 billion for all of 1998, and were negative for much of the period. Further, many Wall Street firms reduced the capital allotted to their fixed-income trading desks in 1999, because of the heavy losses they incurred during 1998's financial crisis. Traders were reluctant to add to bond positions due to limited capital. As a result of their cautious bidding, price support eroded further.

                                   EVERGREEN
                             High Yield Bond Fund

                          Portfolio Manager Interview

                            PORTFOLIO CREDIT QUALITY
                     (based on 10/31/1999 portfolio assets)

                                  [PIE CHART]

BB -- 13.1%
B -- 75.2%
CCC -- 8.4%
CC -- 0.3%
Not Rated -- 3.0%

What strategies did you use in managing the Fund?

We used several strategies that helped protect the Fund from the market's deteriorating conditions. Credit selection was key. We emphasized large, liquid bond issues, maximizing the Fund's holdings in telecommunications and wireless communications-- sectors that generated the strongest performance. At the same time, the Fund had minimal to zero exposure to sectors that generated the weakest performance, namely food retailing, cosmetics and specialty retailing. We also reduced the Fund's "CCC"-rated position from 10% to 5%, early in the period, a move that benefited performance as investors became increasingly concerned about credit risk and reduced liquidity. Lastly, the Fund's holdings in equity warrants boosted performance, when their underlying stock prices rose along with the market. Warrants are options that give the holder a right to purchase the issuer's common stock at a specified price during a specified period of time.

                             PORTFOLIO COMPOSITION
                       (based on 10/31/1999 net assets)

Corporate Bonds -- 74.2%
Yankee Obligations -- 11.5%
Preferred Stocks -- 6.5%
Common Stocks and Warrants -- 4.7%
Other Investments and Other
 Assets and Liabilities (net) -- 3.1%

What is your outlook for high yield bonds over the next six months?

We are optimistic about the opportunities available in high yield bonds. As we write this report, heading into the final months of 1999, market conditions have begun to improve and a rally has commenced. We continue to monitor tight labor markets and stock market "exuberance". However, signs of a slower, but still solid rate of growth have emerged and inflation remains minimal. Further, the calendar for high yield bond issuance is light, which should relieve some of the supply/demand imbalance. A background of steady economic growth and low inflation should bode well for high yield bonds, prompting yield premiums to return to more normal historical standards and causing high yield bonds to outperform their higher-quality counterparts.

The events of the past fiscal period underscore the importance of understanding and monitoring credit risk in the high yield bond market. Your Fund's management team thoroughly analyzes and closely follows each portfolio holding. Additionally, the Fund is limited in the percentage of assets that can be invested in "CCC"-rated bonds and cannot invest in emerging market debt or equities. Through responsible risk management and careful security selection, your Fund's management team is dedicated to achieving superior investment results.

                                   EVERGREEN
                             Strategic Income Fund

                   Fund at a Glance as of October 31, 1999

Portfolio
Management
 ---------

[PHOTO]

Prescott B. Crocker, CFA
Tenure: February 1997

CURRENT INVESTMENT STYLE /1/

[GRAPHIC]


Morningstar's Style Box is based on a portfolio date as of 10/31/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

Funds that invest in high yield, lower rated bonds may contain more risks due to the increased possibility of default.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not the Fund's shares.

The LBABI is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


PERFORMANCE AND RETURNS/2/

Portfolio Inception Date 4/14/1987  Class A   Class B   Class C   Class Y
Class Inception Date               4/14/1987  2/1/1993  2/1/1993  1/13/1997
 ...............................................................................
Average Annual Returns*
 ...............................................................................
6 months with sales charge          -6.48%    -6.84%     -3.09%        n/a
 ...............................................................................
6 months w/o sales charge           -1.79%    -2.15%     -2.16%     -1.04%
 ...............................................................................
1 year with sales charge            -1.30%    -2.24%      1.55%        n/a
 ...............................................................................
1 year w/o sales charge              3.57%     2.51%      2.50%      4.53%
 ...............................................................................
3 years                              3.17%     3.15%      4.00%      4.45%
 ...............................................................................
5 years                              4.95%     4.87%      5.16%      5.73%
 ...............................................................................
10 years                             7.00%     6.90%      6.88%      7.38%
 ...............................................................................
Since Portfolio Inception            6.49%     6.42%      6.41%      6.80%
 ...............................................................................
Maximum Sales Charge                 4.75%     5.00%      1.00%        n/a
                                  Front End     CDSC       CDSC
 ...............................................................................
30-day SEC yield                     7.81%     7.44%      7.44%      8.45%
 ...............................................................................
6-month distributions
per share                           $0.29     $0.26      $0.26      $0.29
 ...............................................................................
 * Adjusted for maximum applicable sales charge.


                                LONG TERM GROWTH

                                 [LINE GRAPH]

                                       Lehman Brothers             Evergreen
                  CPI                     Aggregate               Strat Inc A
                  ---                  ---------------            -----------
10/31/89        10,000                     10,000                     9,529
10/31/90        10,629                     10,631                     7,341
10/31/91        10,939                     12,312                     9,922
10/31/92        11,290                     13,523                    11,593
10/31/93        11,600                     15,128                    15,365
10/31/94        11,903                     14,573                    14,702
10/31/95        12,237                     16,853                    15,594
10/31/96        12,604                     17,839                    17,049
10/31/97        12,866                     19,430                    18,693
10/31/98        13,057                     21,238                    18,994
10/31/99        13,432                     21,351                    19,667



Comparison of a $10,000 investment in Evergreen Strategic Income Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged, fixed-income index of U.S. government, corporate and mortgage-backed securities. It represents the price change and coupon income of several thousand securities of various credit qualities and maturities.

                                   EVERGREEN
                             Strategic Income Fund


                          Portfolio Manager Interview

How did Evergreen Strategic Income Fund perform over the past six-months?

The Fund turned in a strong performance relative to its competitive universe, performing well in light of a difficult market environment. For the six-month period ended October 31, 1999, Class A shares returned -1.79%. Performance is before deduction of any applicable sales charges. In comparison, the average return of the multi-sector income funds followed by Lipper, Inc., an independent monitor of mutual fund performance, was -2.28%. The Lehman Brothers Aggregate Bond Index returned -0.15% and the benchmark 10-year U.S. Treasury fell by
 2.12% for the same period. While we never like to see negative returns, we attribute the Fund's decline to the global rise in interest rates that occurred during the entire fiscal period. Rising interest rates push the prices of fixed-income securities lower. We believe the Fund outperformed its competitive universe because of fewer credit challenges in the high yield bond sector.

                     Portfolio
                  Characteristics
                  ---------------

  Total Net Assets                       $282,603,675
  ...................................................
  Average Credit Quality                         BBB+
  ...................................................
  Average Maturity                         11.2 years
  ...................................................
  Average Duration                          4.9 years
  ...................................................

How were the Fund's assets allocated, as of October 31, 1999?

The Fund's assets were allocated as follows: High yield bonds: 43%; Foreign bonds: 32%; and U.S. Government securities: 25%. The Fund's foreign investments included the governments of Poland and Greece, as well as Danish mortgage-backed securities, which carry the full faith and guarantee of the Danish government; and corporate bonds from Brazil, Canada, Mexico and the European Economic Community. A portion of the Fund's holdings were denominated in the euro and the Japanese yen.


                              PORTFOLIO COMPOSITION

                        (based on 10/31/1999 net assets)

                                  [PIE CHART]


Corporate Bonds -- 36.8%
Foreign Corporate Bonds -- 21.9%
Mortgage-backed Securities -- 15.2%
Yankees Obligations -- 10.2%
U.S. Treasury Obligations -- 10.2%
Stock and Warrants -- 2.9%
Other Investments, and Other
 Assets and Liabilities, net -- 2.8%

Why did interest rates rise?

Interest rates rose on investors' concerns that stronger-than-expected economic growth would cause a resurgence in inflation. As 1999 began, many investors expected the international recoveries from 1998's financial crisis would be weak, draining economic growth in the United States. The recoveries were faster and more sustainable than most investors anticipated, however, and U.S. economic health remained vibrant. The U.S. labor market, in particular, was robust; and as investors became increasingly concerned about rising labor costs and higher commodity prices, they pushed bond prices lower and interest rates higher. The Federal Reserve raised interest rates twice during the period. The yield on

                                   EVERGREEN
                             Strategic Income Fund

                          Portfolio Manager Interview

the benchmark 30-year U.S. Treasury rose from 5.66% on April 30, 1999 to 6.16% on October 31, 1999.

What happened in the high yield and international sectors?

High yield bonds incurred a steeper price decline than their higher-rated counterparts, because of restricted liquidity and a rising default rate. In the foreign sector yields rose as prospects for economic growth improved and as international capital markets sought to attract global cash flows. Foreign currencies--particularly the euro--benefited from the brighter investment outlook abroad.

Reduced market liquidity took a heavy toll on high yield bond prices. Cash flows into high yield bond mutual funds declined from $19.3 billion in 1998 to $5.9 billion for the year-to-date period ending October 31, 1999, and were negative for much of the fiscal period. Many Wall Street firms had suffered heavy losses during the financial crisis of 1998 and as a result, curtailed the capital available to their fixed-income trading desks. Traders, reluctant to commit their limited capital, became cautious in bidding bonds, which put downward pressure on prices.

A rising default rate also pushed prices lower in the high yield sector. Much of the increase came from bonds issued in 1997 and 1998 when many investors relaxed their credit requirements and many firms loosened their underwriting standards. At that time, with a healthy economy, low interest rates and cash flows surging into the high yield bond market, demand was extraordinarily strong. Many investors sought to put cash flows to work, as well as to stretch for yield. On the supply side, many companies took advantage of such favorable market conditions and issued bonds. Underwriters also lowered their credit standards because of the strong demand. Many of the companies that issued bonds during this time may not have met investors' or underwriters' credit standards under more normal market conditions.

The combination of higher U.S. interest rates and stronger foreign economic growth pushed international interest rates higher. Unlike the environment in the United States, stronger growth overseas was perceived as positive by investors because many foreign economies had been experiencing sluggish growth. Prices for emerging market debt rallied considerably. The brighter outlook also caused several currencies--particularly the euro and the Japanese yen--to rise substantially versus the U.S. dollar.


                                PORTFOLIO QUALITY

                     (based on 10/31/1999 portfolio assets)

[PIE CHART]


AAA -- 23.1%
AA -- 3.0%
A -- 5.3%
BB -- 11.7%
B -- 30.0%
CCC -- 3.6%
Not Rated -- 22.2%
Lower than CCC -- 1.1%

What strategies did you use in managing the Fund?

We emphasized the high yield and foreign sectors, minimizing the Fund's holdings in U.S. government securities and maximizing holdings in emerging market debt. In the high yield sector, we emphasized large, liquid bond issues, and maximized the Fund's holdings in telecommunications and wireless communications--sectors that generated the strongest performance. The Fund also had zero to minimal exposure to sectors that generated the weakest performance, namely food retailing, cosmetics and specialty. In the international portion, the Fund's position in Brazil contributed solidly to returns, as the country benefited from the recent rise in oil prices as well as a renewed confidence after the currency was devalued earlier this year. The Fund also was actively involved in foreign currency rallies, particularly the euro and the Japanese yen.

                                   EVERGREEN
                             Strategic Income Fund

                          Portfolio Manager Interview


What is your outlook for the next six months?

We are optimistic about opportunities available for the Fund, particularly in the foreign sector. We expect European economic growth to accelerate as we head into the new year. Also, growth prospects in Canada--which typically lag the United States by six months--appear to be favorable. Substantial cash flows have been moving into Canada, an event that can be seen by the rise in their stock market. The Fund is positioned to benefit from the favorable outlook in both Europe and Canada, through its investment in their respective currencies. Our outlook for the domestic bond market is cautiously optimistic. We think short-term interest rates could move higher as the Federal Reserve Board fine-tunes the economy. However, we expect long-term interest rates to decline on signs of slower, but still solid, economic growth and low inflation.

The events of the past fiscal period underscore the importance of having diverse and flexible investment parameters. Although conditions may be temporarily unsettled in one market sector, your Fund's global perspective provides significant potential for opportunity. Your Fund's management team is dedicated to achieving superior investment results. Through in-depth analysis and careful security selection in a global market, we believe the Fund can deliver substantial returns to the long-term investor.

                                   EVERGREEN
                             U.S. Government Fund

                    Fund at a glance as of October 31, 1999

Portfolio Management
 -------------------

[PHOTO]

Rollin C. Williams, CFA
Tenure: January 1993

CURRENT INVESTMENT STYLE/1/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 10/31/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

The LBITGBI is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Performance and Returns/2/

Portfolio Inception Date 1/11/1993  Class A   Class B  Class C  Class Y
Class Inception Date               1/11/1993 1/11/1993 9/2/1994  9/2/1993
 ...............................................................................
Average Annual Returns*
 ...............................................................................
6 months with sales charge          -5.56%   -6.04%   -2.19%     n/a
 ...............................................................................
6 months w/o sales charge           -0.86%   -1.23%   -1.23%   -0.73%
 ...............................................................................
1 year with sales charge            -5.58%   -6.33%   -2.59%     n/a
 ...............................................................................
1 year w/o sales charge             -0.91%   -1.65%   -1.65%   -0.66%
 ...............................................................................
3 years                              3.49%    3.51%    4.41%    5.46%
 ...............................................................................
5 years                              5.84%    5.78%    6.09%    7.16%
 ...............................................................................
Since Portfolio Inception            4.79%    4.82%    4.95%    5.78%
 ...............................................................................
Maximum Sales Charge                 4.75%    5.00%    1.00%     n/a
                                   Front End  CDSC     CDSC
 ...............................................................................
30-day SEC yield                     5.58%    5.11%    5.11%    6.11%
 ...............................................................................
6-month distributions per share     $0.28    $0.24    $0.24    $0.29
 ...............................................................................
 * Adjusted for maximum applicable sales charge.

                               LONG TERM GROWTH

                                 [LINE GRAPH]

                                       Lehman Brothers             Evergreen
                  CPI                    Interm Govt               US Govt A
                  ---                  ---------------             ---------
01/31/93        10,000                     10,000                     9,526
10/31/93        10,217                     10,628                    10,173
10/31/94        10,484                     10,447                     9,770
10/31/95        10,778                     11,679                    11,159
10/31/96        11,101                     12,341                    11,711
10/31/97        11,332                     13,246                    12,632
10/31/98        11,501                     14,506                    13,760
10/31/99        11,831                     14,624                    13,632


Comparison of a $10,000 investment in Evergreen U.S. Government Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI), and the Consumer Price Index (CPI).

The Lehman Brothers Intermediate Term Government Bond Index is an unmanaged fixed income index of U.S. government securities with maturities of less than 10 years.

                                   EVERGREEN
                             U. S. Government Fund

Portfolio Manager Interview

How did Evergreen U.S. Government Fund perform over the past six months?

The Fund performed well in light of the difficult interest rate environment, outperforming its competitive universe. For the six-month period ended October 31, 1999, Class A shares returned -0.86%. Performance is before deduction of any applicable sales charges. While we never like to see a negative return, we attribute the results to the rising interest rate environment that occurred during the entire fiscal period, pushing the prices of all fixed-income investments lower. In comparison to the Fund, the average return of the U.S. government funds followed by Lipper, Inc., an independent monitor of mutual fund performance, was -1.11% for the same period. The Lehman Brothers Intermediate Term Government Bond Index returned 0.74%, during that time. The index, unlike a mutual fund, does not incur expenses, and represents bonds with a maturity range that is shorter and more limited than the Fund's investment parameters. In our opinion, the Fund's greater flexibility enables it to generate higher returns over a longer-term horizon.


                     Portfolio
                  Characteristics
                  ---------------
  Total Net Assets                       $477,812,928
  ...................................................
  Average Credit Quality                          AA+
  ...................................................
  Average Maturity                         7.99 years
  ...................................................
  Average Duration                         4.73 years
  ...................................................

Why did interest rates rise?

Interest rates rose on investors' concerns that the U.S. economy would overheat and rekindle inflation. The yield on the benchmark 30-year U.S. Treasury bond stood at 5.66% on April 30, 1999 and rose to 6.16% on October 31, 1999. At the beginning of 1999, many investors expected world economic growth to be weak, as nations recovered from 1998's international financial crisis. Further, many investors believed that fragile foreign growth would derail the U.S. economy. Recoveries occurred faster and were more sustainable than generally expected, however, and domestic economic growth remained hearty. Investors monitored reports of ongoing strength in the labor market and rising commodity prices; the price of gold rose from a low of $254 per ounce to a high of $326 per ounce during the period. As sentiment turned to concerns about future inflation, investors pushed interest rates higher and bond prices lower. The Federal Reserve Board shared these concerns and raised interest rates twice during the period.

What strategies did you use to manage the Fund?

In July 1999, Evergreen U.S. Intermediate Government Fund merged with Evergreen U.S. Government Fund because of the two funds' similar investment objectives. The combined assets totaled approximately $478 million as of October 31, 1999. Some of our strategies were geared toward blending the assets--for example, consolidating positions. Overall, we maintained an emphasis on quality and income, and fine-tuned duration. Duration measures a fund's sensitivity to changes in interest rates, and is stated in years. As of October 31, 1999, approximately 75% of net assets were invested in securities rated "AAA". Also as of that date, 46% of net assets were invested in mortgage-backed securities and collateralized mortgage obligation securities (CMOs). These securities carry a "AAA" rating, and provide both an attractive stream of income and an attractive yield premium compared to U.S. Treasuries with similar maturities.

                                   EVERGREEN
                             U. S. Government Fund

Portfolio Manager Interview

We adjusted the Fund's duration to reflect our short-to-intermediate term interest rate outlook. Shortening duration decreases a fund's sensitivity to changes in interest rates. Because shortening duration enhances price stability, a fund's duration may be decreased to reflect expectations of higher interest rates. In contrast, lengthening duration increases interest rate sensitivity. Typically, a fund's duration is lengthened in anticipation of a decline in interest rates to increase total return potential. As of October 31, 1999, the Fund's duration was 4.73 years.

                      Maturity
                     Breakdown
                     ---------
          (based on 10/31/1999 portfolio assets)

  0-1 years:                                     6.7%
  ...................................................
  1-5 years:                                    15.9%
  ...................................................
  5-10 years:                                   16.4%
  ...................................................
  10-20 years:                                  11.2%
  ...................................................
  20-30 years:                                  49.8%
  ...................................................

What is your outlook for the next six months?

We are cautiously optimistic. Looking ahead into 2000, we anticipate a slowdown in economic growth, which should benefit bond investors. We believe many companies will be working off inventories and there are signs of a slower housing sector. Also, the consumer has begun to accumulate a greater debt burden. That could lead to credit card problems, and with the approach of elections and Chairman Greenspan's term expiring, investors could face some uncertainty. In that environment, we think investors will demonstrate a preference for quality.

We believe the Fund is well-positioned for such an environment, with its emphasis on quality and income. We will continue to seek attractive relative value. While maintaining that emphasis, we will fine-tune the Fund's sensitivity in anticipation of interest rate changes.

                                   EVERGREEN
                             DIVERSIFIED BOND FUND

                              Financial Highlights
                (For a share outstanding throughout each period)


                                    Six Months Ended   Year Ended April 30,
                                    October 31, 1999 ------------------------
                                      (Unaudited)      1999      1998 (a)#
CLASS A SHARES
Net asset value, beginning of
 period                                 $  15.48     $    15.92  $    16.08
                                        --------     ----------  ----------
Income from investment operations
Net investment income                       0.49           0.97        0.30
Net realized and unrealized gains
 or losses on securities                   (0.87)         (0.44)      (0.16)++
                                        --------     ----------  ----------
Total from investment operations           (0.38)          0.53        0.14
                                        --------     ----------  ----------
Distributions to shareholders from
 net investment income                     (0.50)         (0.97)      (0.30)
                                        --------     ----------  ----------
Net asset value, end of period          $  14.60     $    15.48  $    15.92
                                        --------     ----------  ----------
Total return*                              (2.49%)         3.35%       0.85%
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $381,659     $  444,273  $  501,547
Ratios to average net assets
 Expenses+++                                1.21%+         1.23%       1.08%+
 Net investment income                      6.44%+         6.12%       6.68%+
Portfolio turnover rate                       94%           141%        109%

                         Six Months Ended   Year Ended April 30,             Year Ended August 31,
                         October 31, 1999 ------------------------  --------------------------------------
                           (Unaudited)      1999       1998 (b)#      1997      1996      1995      1994
CLASS B SHARES
Net asset value,
 beginning of period         $ 15.48      $    15.92   $    15.42   $  14.65  $  15.09  $  15.28  $  17.06
                             -------      ----------   ----------   --------  --------  --------  --------
Income from investment
 operations
Net investment income           0.43            0.86         0.61       0.91      0.95      1.06      1.06
Net realized and
 unrealized gains or
 losses on securities          (0.87)          (0.45)        0.50       0.84     (0.35)     0.11     (1.62)
                             -------      ----------   ----------   --------  --------  --------  --------
Total from investment
 operations                    (0.44)           0.41         1.11       1.75      0.60      1.17     (0.56)
                             -------      ----------   ----------   --------  --------  --------  --------
Distributions to
 shareholders from
Net investment income          (0.44)          (0.85)       (0.61)     (0.98)    (0.96)    (1.28)    (1.22)
Tax basis return of
 capital                           0               0            0          0     (0.08)    (0.08)        0
                             -------      ----------   ----------   --------  --------  --------  --------
Total distributions to
 shareholders                  (0.44)          (0.85)       (0.61)     (0.98)    (1.04)    (1.36)    (1.22)
                             -------      ----------   ----------   --------  --------  --------  --------
Net asset value, end of
 period                      $ 14.60      $    15.48   $    15.92   $  15.42  $  14.65  $  15.09  $  15.28
                             -------      ----------   ----------   --------  --------  --------  --------
Total return*                  (2.85%)          2.57%        7.26%     12.25%     4.03%     8.13%    (3.35%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $38,124      $   43,729   $   70,113   $457,701  $559,792  $734,837  $814,245
Ratios to average net
 assets
 Expenses+++                    1.96%+          1.97%        1.93%+     1.88%     1.84%     1.81%     1.75%
 Net investment income          5.69%+          5.33%        5.74%+     6.07%     6.42%     7.05%     6.48%
Portfolio turnover rate           94%            141%         109%       138%      246%      178%      200%

(a) For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.
(b) For the eight months ended April 30, 1998. The Fund changed its fiscal year end from August 31 to April 30, effective April 30, 1998.
*   Excluding applicable sales charges.
+   Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
+++ The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                   Six Months Ended   Year Ended April 30,
                                   October 31, 1999 -------------------------
                                     (Unaudited)      1999       1998 (a) #
CLASS C SHARES
Net asset value, beginning of
 period                                 $15.48      $    15.92    $    16.06
                                        ------      ----------    ----------
Income from investment operations
Net investment income                     0.43            0.84          0.04
Net realized and unrealized gains
 or losses on securities                 (0.87)          (0.43)        (0.14)++
                                        ------      ----------    ----------
Total from investment operations         (0.44)           0.41         (0.10)
                                        ------      ----------    ----------
Distributions to shareholders
 from net investment income              (0.44)          (0.85)        (0.04)
                                        ------      ----------    ----------
Net asset value, end of period          $14.60      $    15.48    $    15.92
                                        ------      ----------    ----------
Total return*                            (2.85%)          2.57%        (0.60%)
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $  566      $      499    $       23
Ratios to average net assets
 Expenses+++                              1.95%+          1.98%         1.88%+
 Net investment income                    5.67%+          5.33%         6.11%+
Portfolio turnover rate                     94%            141%          109%

                                   Six Months Ended   Year Ended April 30,
                                   October 31, 1999 -------------------------
                                     (Unaudited)      1999       1998 (b) #
CLASS Y SHARES
Net asset value, beginning of
 period                                 $15.48      $    15.92    $    16.03
                                        ------      ----------    ----------
Income from investment operations
Net investment income                     0.52            0.90          0.24
Net realized and unrealized gains
 or losses on securities                 (0.88)          (0.43)        (0.11)++
                                        ------      ----------    ----------
Total from investment operations         (0.36)           0.47          0.13
                                        ------      ----------    ----------
Distributions to shareholders
 from net investment income              (0.52)          (0.91)        (0.24)
                                        ------      ----------    ----------
Net asset value, end of period          $14.60      $    15.48    $    15.92
                                        ------      ----------    ----------
Total return                             (2.36%)          2.95%         0.80%
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $1,624      $    3,478    $        7
Ratios to average net assets
 Expenses+++                              0.96%+          0.99%         0.83%+
 Net investment income                    6.65%+          6.55%         6.89%+
Portfolio turnover rate                     94%            141%          109%

(a) For the period from April 7, 1998 (commencement of class operations) to April 30, 1998.
(b)  For the period from February 11, 1998 (commencement of class operations)
     to April 30, 1998.
*    Excluding applicable sales charges.
+    Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
+++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              High Yield Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                    Six Months Ended   Year Ended April 30,
                                    October 31, 1999 -------------------------
                                      (Unaudited)      1999       1998 (a)#
CLASS A SHARES
Net asset value, beginning of
 period                                 $   4.06     $     4.53   $     4.52
                                        ========     ==========   ==========
Income from investment operations
Net investment income                       0.17           0.36         0.11
Net realized and unrealized gains
 or losses on securities                   (0.23)         (0.46)        0.01
                                        --------     ----------   ----------
Total from investment operations           (0.06)         (0.10)        0.12
                                        --------     ----------   ----------
Distributions to shareholders from
 net investment income                     (0.18)         (0.37)       (0.11)
                                        --------     ----------   ----------
Net asset value, end of period          $   3.82     $     4.06   $     4.53
                                        ========     ==========   ==========
Total return*                              (1.44%)        (2.05%)       2.57%
Ratios and supplemental data
Net assets, end of period
 (millions)                             $305,826     $  353,488   $  420,778
Ratios to average net assets
 Expenses++                                 1.31%+         1.21%        1.24%+
 Net investment income                      8.55%+         8.61%        8.48%+
Portfolio turnover rate                       56%           170%         155%

                         Six Months Ended     Year Ended April 30,               Year Ended July 31,
                         October 31, 1999   -------------------------  --------------------------------------
                           (Unaudited)      1999        1998 (b)#      1997      1996      1995      1994
CLASS B SHARES
Net asset value,
 beginning of period         $  4.06      $     4.53    $     4.37   $   4.10  $   4.42  $   4.68  $   5.13
                             =======      ==========    ==========   ========  ========  ========  ========
Income from investment
 operations
Net investment income           0.15            0.27          0.25       0.32      0.32      0.38      0.38
Net realized and
 unrealized gains or
 losses on securities          (0.22)          (0.40)         0.16       0.28     (0.27)    (0.15)    (0.38)
                             -------      ----------    ----------   --------  --------  --------  --------
Total from investment
 operations                    (0.07)          (0.13)         0.41       0.60      0.05      0.23         0
                             -------      ----------    ----------   --------  --------  --------  --------
Distributions to
 shareholders from
Net investment income          (0.17)          (0.34)        (0.25)     (0.33)    (0.37)    (0.39)    (0.45)
Tax basis return of
 capital                           0               0             0          0         0     (0.10)        0
                             -------      ----------    ----------   --------  --------  --------  --------
Total distributions to
 shareholders                  (0.17)          (0.34)        (0.25)     (0.33)    (0.37)    (0.49)    (0.45)
                             -------      ----------    ----------   --------  --------  --------  --------
Net asset value, end of
 period                      $  3.82      $     4.06    $     4.53   $   4.37  $   4.10  $   4.42  $   4.68
                             =======      ==========    ==========   ========  ========  ========  ========
Total return*                  (1.82%)         (2.79%)        9.57%     15.32%     1.38%     5.66%    (0.41%)
Ratios and supplemental
 data
Net assets, end of
 period (millions)           $43,520      $   47,713    $   96,535   $547,390  $593,681  $764,965  $766,283
Ratios to average net
 assets
 Expenses++                     2.06%+          1.95%         1.94%+     1.96%     1.94%     2.03%     1.84%
 Net investment income          7.80%+          7.85%         7.27%+     7.63%     7.92%     8.64%     7.57%
Portfolio turnover rate           56%            170%          155%       138%      116%       82%      110%

(a) For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.
(b) For the nine months ended April 30, 1998. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1998.
*    Excluding applicable sales charges.
+    Annualized.
++ The ratio of expenses to average net assets excludes fee credits but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              High Yield Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)


                                        Six Months Ended Year Ended April 30,
                                        October 31, 1999 --------------------
                                          (Unaudited)     1999    1998 (a) #
CLASS C SHARES
Net asset value, beginning of period         $ 4.06      $ 4.53     $ 4.52
                                             ------      ------     ------
Income from investment operations
Net investment income                          0.15        0.32       0.10
Net realized and unrealized gains or
 losses on securities                         (0.22)      (0.45)      0.01
                                             ------      ------     ------
Total from investment operations              (0.07)      (0.13)      0.11
                                             ------      ------     ------
Distributions to shareholders from net
 investment income                            (0.17)      (0.34)     (0.10)
                                             ------      ------     ------
Net asset value, end of period               $ 3.82      $ 4.06     $ 4.53
                                             ------      ------     ------
Total return*                                 (1.82%)     (2.79%)     2.35%
Ratios and supplemental data
Net assets, end of period (millions)         $1,569      $1,999     $1,155
Ratios to average net assets
 Expenses+++                                   2.06%+      1.94%      2.04%+
 Net investment income                         7.78%+      7.86%      7.51%+
Portfolio turnover rate                          56%        170%       155%


                                        Six Months Ended Year Ended April 30,
                                        October 31, 1999 --------------------
                                          (Unaudited)     1999    1998 (b) #
CLASS Y SHARES
Net asset value, beginning of period         $ 4.06      $ 4.53    $ 4.56
                                             ------      ------    ------
Income from investment operations
Net investment income                          0.18        0.36      0.02
Net realized and unrealized gains or
 losses on securities                         (0.23)      (0.45)    (0.03)++
                                             ------      ------    ------
Total from investment operations              (0.05)      (0.09)    (0.01)
                                             ------      ------    ------
Distributions to shareholders from net
 investment income                            (0.19)      (0.38)    (0.02)
                                             ------      ------    ------
Net asset value, end of period               $ 3.82      $ 4.06    $ 4.53
                                             ------      ------    ------
Total return                                  (1.32%)     (1.81%)   (0.27%)
Ratios and supplemental data
Net assets, end of period (millions)         $3,821      $4,244     $  20
Ratios to average net assets
 Expenses+++                                   1.06%+      0.91%     1.09%+
 Net investment income                         8.82%+      9.14%     8.21%+
Portfolio turnover rate                          56%        170%      155%

(a) For the period from January 21, 1998 (commencement of class operations) to April 30, 1998.
(b) For the period from April 14, 1998 (commencement of class operations) to April 30, 1998.
*   Excluding applicable sales charges.
+   Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
+++ The ratio of expenses to average net assets excludes fee credits but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended    Year Ended April 30,          Year Ended July 31,
                         October 31, 1999 ----------------------------   --------------------------
                           (Unaudited)      1999     1998 #   1997 (a)    1996     1995     1994 #
CLASS A SHARES
Net asset value,
 beginning of period         $   6.79     $   7.21  $   6.82  $  6.77    $  6.89  $  7.35  $   7.86
                             --------     --------  --------  -------    -------  -------  --------
Income from investment
 operations
Net investment income            0.27         0.51      0.50     0.37       0.54     0.64      0.61
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions           (0.39)       (0.41)     0.38     0.09      (0.09)   (0.45)    (0.44)
                             --------     --------  --------  -------    -------  -------  --------
Total from investment
 operations                     (0.12)        0.10      0.88     0.46       0.45     0.19      0.17
                             --------     --------  --------  -------    -------  -------  --------
Distributions to
 shareholders from
Net investment income           (0.29)       (0.52)    (0.49)   (0.41)     (0.52)   (0.63)    (0.64)
Tax basis return of
 capital                            0            0         0        0      (0.05)   (0.02)    (0.04)
                             --------     --------  --------  -------    -------  -------  --------
Total distributions to
 shareholders                   (0.29)       (0.52)    (0.49)   (0.41)     (0.57)   (0.65)    (0.68)
                             --------     --------  --------  -------    -------  -------  --------
Net asset value, end of
 period                      $   6.38     $   6.79  $   7.21  $  6.82    $  6.77  $  6.89  $   7.35
                             --------     --------  --------  -------    -------  -------  --------
Total return*                   (1.79%)       1.58%    13.20%    6.80%      6.84%    3.00%     1.86%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $148,066     $162,192  $193,618  $58,725    $68,118  $85,970  $105,181
Ratios to average net
 assets
 Expenses++                      0.71%+       1.02%     1.27%    1.28%+     1.30%    1.33%     1.32%
 Net investment income           8.28%+       7.41%     6.80%    7.28%+     8.05%    9.31%     7.79%
Portfolio turnover rate            93%         222%      237%      86%       101%      95%       92%

                         Six Months Ended     Year Ended April 30,           Year Ended July 31,
                         October 31, 1999 ----------------------------   ----------------------------
                           (Unaudited)      1999     1998 #   1997 (a)     1996      1995     1994 #
CLASS B SHARES
Net asset value,
 beginning of period         $   6.81     $   7.25  $   6.85  $   6.81   $   6.92  $   7.38  $   7.89
                             --------     --------  --------  --------   --------  --------  --------
Income from investment
 operations
Net investment income            0.25         0.47      0.44      0.34       0.50      0.60      0.55
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions           (0.40)       (0.44)     0.39      0.07      (0.09)    (0.47)    (0.44)
                             --------     --------  --------  --------   --------  --------  --------
Total from investment
 operations                     (0.15)        0.03      0.83      0.41       0.41      0.13      0.11
                             --------     --------  --------  --------   --------  --------  --------
Distributions to
 shareholders from
Net investment income           (0.26)       (0.47)    (0.43)    (0.37)     (0.47)    (0.58)    (0.58)
Tax basis return of
 capital                            0            0         0         0      (0.05)    (0.01)    (0.04)
                             --------     --------  --------  --------   --------  --------  --------
Total distributions to
 shareholders                   (0.26)       (0.47)    (0.43)    (0.37)     (0.52)    (0.59)    (0.62)
                             --------     --------  --------  --------   --------  --------  --------
Net asset value, end of
 period                      $   6.40     $   6.81  $   7.25  $   6.85   $   6.81  $   6.92  $   7.38
                             --------     --------  --------  --------   --------  --------  --------
Total return*                   (2.15%)       0.56%    12.47%     6.06%      6.21%     2.12%     1.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $118,372     $120,669  $113,136  $110,082   $123,389  $149,091  $162,866
Ratios to average net
 assets
 Expenses++                      1.46%+       1.76%     2.05%     2.04%+     2.07%     2.06%     2.07%
 Net investment income           7.53%+       6.68%     6.08%     6.52%+     7.28%     8.58%     7.11%
Portfolio turnover rate            93%         222%      237%       86%       101%       95%       92%

(a) For the nine months ended April 30, 1997. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1997.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets excludes fee credits but includes fee waivers.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended   Year Ended April 30,         Year Ended July 31,
                         October 31, 1999 --------------------------   -------------------------
                           (Unaudited)     1999    1998 #   1997 (a)    1996     1995    1994 #
CLASS C SHARES
Net asset value,
 beginning of period         $  6.80      $  7.24  $  6.84  $  6.80    $  6.92  $  7.37  $  7.88
                             -------      -------  -------  -------    -------  -------  -------
Income from investment
 operations
Net investment income           0.25         0.45     0.44     0.33       0.49     0.59     0.55
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions          (0.40)       (0.42)    0.39     0.08      (0.09)   (0.45)   (0.44)
                             -------      -------  -------  -------    -------  -------  -------
Total from investment
 operations                    (0.15)        0.03     0.83     0.41       0.40     0.14     0.11
                             -------      -------  -------  -------    -------  -------  -------
Distributions to
 shareholders from
Net investment income          (0.26)       (0.47)   (0.43)   (0.37)     (0.47)   (0.58)   (0.58)
Tax basis return of
 capital                           0            0        0        0      (0.05)   (0.01)   (0.04)
                             -------      -------  -------  -------    -------  -------  -------
Total distributions to
 shareholders                  (0.26)       (0.47)   (0.43)   (0.37)     (0.52)   (0.59)   (0.62)
                             -------      -------  -------  -------    -------  -------  -------
Net asset value, end of
 period                      $  6.39      $  6.80  $  7.24  $  6.84    $  6.80  $  6.92  $  7.37
                             -------      -------  -------  -------    -------  -------  -------
Total return*                  (2.16%)       0.55%   12.48%    6.07%      6.07%    2.27%    1.09%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $14,998      $16,265  $19,639  $24,304    $31,816  $46,221  $59,228
Ratios to average net
 assets
 Expenses++                     1.46%+       1.77%    2.05%    2.04%+     2.07%    2.08%    2.07%
 Net investment income          7.55%+       6.65%    6.10%    6.52%+     7.29%    8.56%    7.09%
Portfolio turnover rate           93%         222%     237%      86%       101%      95%      92%

                                      Six Months Ended   Year Ended April 30,
                                      October 31, 1999 ------------------------
                                        (Unaudited)     1999   1998 #  1997 (b)
CLASS Y SHARES
Net asset value, beginning of period       $ 6.63      $ 7.04  $ 6.65   $7.03
                                           ------      ------  ------   -----
Income from investment operations
Net investment income                        0.28        0.51    0.46       0
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions              (0.35)      (0.39)   0.41   (0.20)
                                           ------      ------  ------   -----
Total from investment operations            (0.07)       0.12    0.87   (0.20)
                                           ------      ------  ------   -----
Distributions to shareholders from
Net investment income                       (0.29)      (0.53)  (0.48)  (0.18)
Tax basis return of capital                     0           0       0       0
                                           ------      ------  ------   -----
Total distributions to shareholders         (0.29)      (0.53)  (0.48)  (0.18)
                                           ------      ------  ------   -----
Net asset value, end of period             $ 6.27      $ 6.63  $ 7.04   $6.65
                                           ------      ------  ------   -----
Total return                                (1.04%)      1.83%  13.46%  (2.87%)
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $1,167      $1,647  $1,442   $   0
Ratios to average net assets
 Expenses++                                  0.46%+      0.75%   1.01%   0.00%+
 Net investment income                       8.53%+      7.64%   6.83%   0.00%+
Portfolio turnover rate                        93%        222%    237%     86%

(a) For the nine months ended April 30, 1997. The Fund changed its fiscal year end from July 31 to April 30, effective April 30, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to April 30, 1997.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              U.S. Government Fund

                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended    Year Ended April 30,      Year Ended June 30,
                         October 31, 1999 --------------------------   -------------------    Year Ended
                           (Unaudited)     1999     1998    1997 (a)    1996    1995 (b)   December 31, 1994
CLASS A SHARES
Net asset value,
 beginning of period         $  9.63      $  9.68  $  9.39  $  9.42    $  9.65  $  9.07         $ 10.05
                             =======      =======  =======  =======    =======  =======         =======
Income from investment
 operations
Net investment income           0.28         0.56     0.61     0.52       0.63     0.33            0.66
Net realized and
 unrealized gains or
 losses on securities          (0.36)       (0.04)    0.29    (0.03)     (0.23)    0.58           (0.98)
                             -------      -------  -------  -------    -------  -------         -------
Total from investment
 operations                    (0.08)        0.52     0.90     0.49       0.40     0.91           (0.32)
                             -------      -------  -------  -------    -------  -------         -------
Distributions to
 shareholders from net
 investment income             (0.28)       (0.57)   (0.61)   (0.52)     (0.63)   (0.33)          (0.66)
                             -------      -------  -------  -------    -------  -------         -------
Net asset value, end of
 period                      $  9.27      $  9.63  $  9.68  $  9.39    $  9.42  $  9.65         $  9.07
                             =======      =======  =======  =======    =======  =======         =======
Total return*                  (0.86%)       5.39%    9.78%    5.30%      4.28%   10.17%          (3.18%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $99,959      $48,091  $40,136  $17,913    $20,345  $22,445         $23,706
Ratios to average net
 assets
 Expenses++                     0.95%+       0.95%    1.03%    0.98%+     0.99%    1.04%+          0.96%
 Net investment income          5.81%+       5.68%    6.25%    6.60%+     6.61%    7.07%+          6.97%
Portfolio turnover rate           35%          98%      21%      12%        23%       0%             19%


                         Six Months Ended     Year Ended April 30,       Year Ended June 30,
                         October 31, 1999 ----------------------------   -------------------     Year Ended
                           (Unaudited)      1999      1998    1997 (a)     1996    1995 (b)   December 31, 1994
CLASS B SHARES
Net asset value,
 beginning of period         $   9.63     $   9.68  $   9.39  $   9.42   $   9.65  $   9.07       $  10.05
                             ========     ========  ========  ========   ========  ========       ========
Income from investment
 operations
Net investment income            0.24         0.49      0.53      0.46       0.56      0.29           0.61
Net realized and
 unrealized gains or
 losses on securities           (0.36)       (0.05)     0.29     (0.03)     (0.23)     0.58          (0.98)
                             --------     --------  --------  --------   --------  --------       --------
Total from investment
 operations                     (0.12)        0.44      0.82      0.43       0.33      0.87          (0.37)
                             --------     --------  --------  --------   --------  --------       --------
Distributions to
 shareholders from net
 investment income              (0.24)       (0.49)    (0.53)    (0.46)     (0.56)    (0.29)         (0.61)
                             --------     --------  --------  --------   --------  --------       --------
Net asset value, end of
 period                      $   9.27     $   9.63  $   9.68  $   9.39   $   9.42  $   9.65       $   9.07
                             ========     ========  ========  ========   ========  ========       ========
Total return*                   (1.23%)       4.60%     8.96%     4.65%      3.50%     9.76%         (3.75%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $108,707     $122,919  $130,576  $142,371   $165,988  $192,490       $195,571
Ratios to average net
 assets
 Expenses++                      1.70%+       1.71%     1.78%     1.73%+     1.74%     1.79%+         1.54%
 Net investment income           5.05%+       4.99%     5.56%     5.85%+     5.85%     6.32%+         6.42%
Portfolio turnover rate            35%          98%       21%       12%        23%        0%            19%

(a) For the ten months ended April 30, 1997. The Fund changed its fiscal year end from June 30 to April 30, effective April 30, 1997.
(b) For the six months ended June 30, 1995. The Fund changed its fiscal year end from December 31 to June 30, effective June 30, 1995.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              U.S. Government Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Year Ended
                         Six Months Ended  Year Ended April 30,        June 30,
                         October 31, 1999 ------------------------  ---------------       Year Ended
                           (Unaudited)     1999    1998   1997 (a)  1996   1995 (b)  December 31, 1994 (c)
CLASS C SHARES
Net asset value,
 beginning of period          $ 9.63      $ 9.68  $ 9.39   $9.42    $9.65   $9.07            $9.39
                              ======      ======  ======   =====    =====   =====            =====
Income from investment
 operations
Net investment income           0.24        0.49    0.53    0.46     0.56    0.29             0.20
Net realized and
 unrealized gains or
 losses on securities          (0.36)      (0.05)   0.29   (0.03)   (0.23)   0.58            (0.32)
                              ------      ------  ------   -----    -----   -----            -----
Total from investment
 operations                    (0.12)       0.44    0.82    0.43     0.33    0.87            (0.12)
                              ------      ------  ------   -----    -----   -----            -----
Distributions to
 shareholders from net
 investment income             (0.24)      (0.49)  (0.53)  (0.46)   (0.56)  (0.29)           (0.20)
                              ------      ------  ------   -----    -----   -----            -----
Net asset value, end of
 period                       $ 9.27      $ 9.63  $ 9.68   $9.39    $9.42   $9.65            $9.07
                              ======      ======  ======   =====    =====   =====            =====
Total return*                  (1.23%)      4.60%   8.96%   4.65%    3.50%   9.76%           (1.30%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)           $5,323      $5,605  $5,697   $ 455    $ 649   $ 350            $ 266
Ratios to average net
 assets
 Expenses++                     1.70%+      1.70%   1.78%   1.73%+   1.74%   1.79%+           1.71%+
 Net investment income          5.05%+      4.97%   5.49%   5.85%+   5.87%   6.36%+           6.70%+
Portfolio turnover rate           35%         98%     21%     12%      23%      0%              19%


                         Six Months Ended    Year Ended April 30,        Year Ended June 30,
                         October 31, 1999 ----------------------------   -------------------     Year Ended
                           (Unaudited)      1999      1998    1997 (a)     1996    1995 (b)   December 31, 1994
CLASS Y SHARES
Net asset value,
 beginning of period         $   9.63     $   9.68  $   9.39  $   9.42   $   9.65  $  9.07         $ 10.05
                             ========     ========  ========  ========   ========  =======         =======
Income from investment
 operations
Net investment income            0.29         0.59      0.63      0.54       0.66     0.34            0.69
Net realized and
 unrealized gains or
 losses on securities           (0.36)       (0.05)     0.29     (0.03)     (0.23)    0.58           (0.98)
                             --------     --------  --------  --------   --------  -------         -------
Total from investment
 operations                     (0.07)        0.54      0.92      0.51       0.43     0.92           (0.29)
                             --------     --------  --------  --------   --------  -------         -------
Distributions to
 shareholders from net
 investment income              (0.29)       (0.59)    (0.63)    (0.54)     (0.66)   (0.34)          (0.69)
                             --------     --------  --------  --------   --------  -------         -------
Net asset value, end of
 period                      $   9.27     $   9.63  $   9.68  $   9.39   $   9.42  $  9.65         $  9.07
                             ========     ========  ========  ========   ========  =======         =======
Total return                    (0.73%)       5.66%    10.05%     5.52%      4.54%   10.30%          (2.94%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $263,823     $222,876  $155,836  $127,099   $121,569  $16,934         $15,595
Ratios to average net
 assets
 Expenses++                      0.70%+       0.71%     0.78%     0.73%+     0.74%    0.79%+          0.71%
 Net investment income           6.06%+       5.96%     6.55%     6.85%+     6.86%    7.31%+          7.27%
Portfolio turnover rate            35%          98%       21%       12%        23%       0%             19%

(a) For the ten months ended April 30, 1997. The Fund changed its fiscal year end from June 30 to April 30, effective April 30, 1997.
(b) For the six months ended June 30, 1995. The Fund changed its fiscal year end from December 31 to June 30, effective June 30, 1995.
(c) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges
+   Annualized.
++ The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Diversified Bond Fund

                            Schedule of Investments
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 ASSET-BACKED SECURITIES - 2.9%
 $ 2,100,000 Corestates Home Equity Loan Trust,
              Ser. 1996-1, Class A4,
              (Est. Maturity 2001),
              7.00%, 6/15/2012 (a)..............................   $  2,104,862
             Merrill Lynch Mtge. Investors, Inc.:
   2,964,346 Ser. 1991-G, Class B,
             (Est. Maturity 2000),
             9.15%, 10/15/2011 (a)..............................      2,969,874
     567,633 Ser. 1992-B, Class B,
             (Est. Maturity 2002),
             8.50%, 4/15/2012 (a)...............................        568,532
   3,023,756 Ser. 1992-D, Class B,
             (Est. Maturity 2000),
             8.50%, 6/15/2017 (a)...............................      3,058,544
   3,300,000 Southern Pacific Secd. Assets Corp.,
              Ser. 1996-3, Class A4,
              (Est. Maturity 2002),
              7.60%, 10/25/2027 (a).............................      3,335,261
     330,000 Univ. Support Svcs., Inc.,
              Ser. 1992-CD, Class D,
              (Est. Maturity 2000),
              9.00%, 11/1/2007 (a)..............................        329,505
                                                                   ------------
             Total Asset-Backed Securities
              (cost $12,150,452)................................     12,366,578
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
   4,250,000 Bear Stearns Commercial Mtge. Securities, Inc.,
              Ser. 1999-2, Class A2,
              (Est. Maturity 2009)
              7.08%, 6/15/2009 (a)..............................      4,240,799
   4,000,000 Criimi Mae Commercial Mtge. Trust, Ser. 1998-C1,
              Class A2,
              (Est. Maturity 2008)
              7.00%, 3/2/2011 (a) (c)...........................      3,465,000
   4,296,354 Criimi Mae Financial Corp.,
              Ser. 1, Class A,
              (Est. Maturity 2004)
              7.00%, 1/1/2033 (a)...............................      4,086,907
             DLJ Commercial Mtge. Corp.:
   2,000,000 Ser. 1999-CG1, Class A3,
             (Est. Maturity 2009)
             6.77%, 2/10/2009 (a)...............................      1,883,450
   5,000,000 Ser. 1999-CG, Class B1,
             (Est. Maturity 2009)
             7.487%, 2/10/2009 (a)..............................      4,702,775
   1,000,000 FFCA Secd. Lending Corp.,
              Ser. 1997-1, Class B1,
              (Est. Maturity 2009)
              7.74%, 6/18/2013 (a) (c)..........................        943,906
   2,671,063 Financial Asset Securitization, Inc.,
              Ser. 1997-NAM2, Class B2,
              (Est. Maturity 2008)
              7.883%, 7/25/2027 (a).............................      2,685,080
  12,510,527 FNMA,
              Ser. 1993-248, Class SA,
              (Est. Maturity 2002)
              3.906%, 8/25/2023 (a).............................     10,320,717
   3,745,000 GE Capital Mtge. Svcs., Inc.,
              Ser. 1994-27, Class A6,
              (Est. Maturity 2010)
              6.50%, 7/25/2024 (a)..............................      3,349,659

  Principal
   Amount                                                            Value

 COLLATERALIZED MORTGAGE OBLIGATIONS - continued
 $ 9,516,021 Independent National Mtge. Corp.,
              Ser. 1997-A, Class A,
              (Est. Maturity 2003)
              7.81%, 12/26/2026 (a) (c)........................   $  8,579,288
             Merrill Lynch Mtge. Investors, Inc.,
   5,000,000  Ser. 1996-C1, Class B,
              (Est. Maturity 2005)
              7.42%, 3/25/2026 (a).............................      4,974,675
     767,744 Mid State Trust,
              Ser. 6, Class A3,
              (Est. Maturity 2005)
              7.54%, 7/1/2035 (a)..............................        731,142
             Morgan Stanley Capital I, Inc.:
   3,300,000 Ser. 1997-C1, Class B,
             (Est. Maturity 2007)
             7.69%, 1/15/2007 (a)..............................      3,326,317
   1,800,000 Ser. 1998-HF2, Class B,
             (Est. Maturity 2008)
             6.923%, 11/15/2030 (a)............................      2,282,968
   2,300,000 Ser. 1999-1, Class A2,
             (Est. Maturity 2009)
             7.11%, 7/15/2009..................................      1,763,775
   1,471,958 Oslo Seismic Svcs., Inc.,
              1St Pfd. Mtge. Notes,
              (Est. Maturity 2006)
              8.28%, 6/1/2011..................................      1,515,970
             PNC Mtge. Securities Corp.,:
   3,838,864 Ser. 1997-4, Class 2PP1,
             (Est. Maturity 2002)
             7.50%, 7/25/2027 (a)..............................      3,853,894
   2,440,842 Ser. 1997-4, Class 2PP3,
             (Est. Maturity 2007)
             7.25%, 7/25/2027 (a)..............................      2,359,964
   2,912,213 Residental Funding Mtge.
              Secs I, Inc., Ser. 1999-S2, Class M1,
              (Est. Maturity 2011)
              6.50%, 1/25/2029 (a).............................      2,659,331
     141,372 Resolution Trust Corp.,
              Ser. 1995-1, Class A2C,
              (Est. Maturity 1999),
              7.50%, 10/25/2028 (a)............................        140,979
                                                                  ------------
             Total Collateralized Mortgage Obligations
              (cost $68,689,558)...............................     67,866,596
                                                                  ------------
 CORPORATE BONDS - 39.4%
             Advertising & Related Services - 1.4%
   1,700,000 Hollinger Int'l. Publishing, Inc.,
              Sr. Notes (Subord.),
              9.25%, 2/1/2006..................................      1,674,500
   2,300,000 K-III Communications Corp.,
              Sr. Notes,
              8.50%, 2/1/2006 (c)..............................      2,242,500
   1,850,000 TV Guide Inc.,
              Sr. Notes (Subord.), Ser. B,
              8.125%, 3/1/2009.................................      1,822,250
                                                                  ------------
                                                                     5,739,250
                                                                  ------------
             Automotive Equipment & Manufacturing - 1.2%
   1,700,000 Eagle Picher Industries, Inc.,
              Sr. Notes (Subord.),
              9.375%, 3/1/2008.................................      1,453,500

                                   EVERGREEN
                             Diversified Bond Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                          Value

 CORPORATE BONDS - continued
             Automotive Equipment & Manufacturing - continued
 $ 2,000,000 Hayes Wheels Int'l., Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.125%, 7/15/2007 (c) .........................   $  1,920,000
   2,000,000 Mark IV Inds., Inc.,
              Sr. Notes (Subord.),
              7.50%, 9/1/2007 (c)............................      1,857,514
                                                                ------------
                                                                   5,231,014
                                                                ------------
             Banks - 3.6%
   4,750,000 Amsouth Bancorp.,
              Deb. (Subord.),
              6.75%, 11/1/2025...............................      4,650,749
   9,000,000 Barnett Capital I,
              Capital Securities,
              8.06%, 12/1/2026...............................      8,645,301
   1,850,000 GS Escrow Corp.,
              Sr. Notes,
              6.75%, 8/1/2001 (c)............................      1,802,949
                                                                ------------
                                                                  15,098,999
                                                                ------------
             Building, Construction &
              Furnishings - 1.4%
   1,850,000 American Standard, Inc., Shelf 2,
              7.375%, 2/1/2008 (f)...........................      1,660,375
   2,100,000 MDC Holdings, Inc.,
              Sr. Notes,
              8.375%, 2/1/2008...............................      1,890,000
     500,000 Nortek, Inc.,
              Sr. Notes, Ser. B,
              8.875%, 8/1/2008...............................        471,250
   2,000,000 Standard Pacific Corp.,
              Sr. Notes (Subord.),
              8.50%, 4/1/2009 (f)............................      1,810,000
                                                                ------------
                                                                   5,831,625
                                                                ------------
             Cable/Other Video Distribution - 1.4%
   1,325,000 Adelphia Communications Corp.,
              Sr. Notes, Ser. B,
              9.875%, 3/1/2007...............................      1,354,812
             Comcast Cable Communications:
   2,000,000 6.20%, 11/15/2008...............................      1,035,000
   1,000,000 9.50%, 1/15/2008................................      1,844,866
   1,550,000 Sinclair Broadcast Group, Inc.,
              Sr. Notes (Subord.),
              10.00%, 9/30/2005..............................      1,538,375
                                                                ------------
                                                                   5,773,053
                                                                ------------
             Chemical & Agricultural Products - 0.9%
   1,600,000 Lyondell Chemical Co.,
              Sr. Notes (Subord.),
              10.875%, 5/1/2009 (f)..........................      1,600,000
   1,000,000 Rohm & Haas Co.,
              7.40%, 7/15/2009 (c)...........................      1,014,107
   1,400,000 Scotts Co.,
              Sr. Notes (Subord.),
              8.625%, 1/15/2009 (c)..........................      1,330,000
                                                                ------------
                                                                   3,944,107
                                                                ------------

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Communication Systems &
              Services - 0.4%
 $ 1,575,000 Bresnan Communications Group,
              8.00%, 2/1/2009....................................   $  1,576,969
                                                                    ------------
             Consumer Products & Services - 0.3%
   1,275,000 Playtex Family Products Corp.,
              Sr. Notes (Subord.),
              9.00%, 12/15/2003 (f)..............................      1,246,313
                                                                    ------------
             Finance & Insurance - 12.1%
   2,500,000 AMBAC Financial Group, Inc.,
              Deb.,
              9.375%, 8/1/2011...................................      2,930,830
   5,000,000 Commercial Credit Co.,
              Notes,
              10.00%, 5/15/2009..................................      5,914,730
   8,850,000 John Deere Capital Corp.,
              Deb.,
              8.625%, 8/1/2019...................................      9,054,763
   4,000,000 John Hancock Mutual Life Insurance Co., Notes,
              7.375%, 2/15/2024 (c) .............................      3,823,292
   3,275,000 Massachusetts Mutual Life Insurance Co.,
              Notes,
              7.625%, 11/15/2023 (c) ............................      3,237,203
  10,000,000 Nationwide CSN Trust,
              Notes,
              9.875%, 2/15/2025 (c)..............................     10,623,680
   6,300,000 Prudential Life Insurance Corp.,
              Notes,
              7.125%, 7/1/2007 (c)...............................      6,164,191
  10,000,000 SunLife Canada US Capital Trust I,
              Capital Securities,
              8.526%, 5/29/2049 (c)..............................      9,446,660
                                                                    ------------
                                                                      51,195,349
                                                                    ------------
             Food & Beverage Products - 1.0%
   1,450,000 Aurora Foods, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.875%, 2/15/2007..................................      1,486,250
   3,000,000 Pepsi Bottling Group, Inc.,
              Guaranteed Sr. Notes,
              7.00%, 3/1/2029....................................      2,782,440
                                                                    ------------
                                                                       4,268,690
                                                                    ------------
             Gaming - 1.3%
   1,525,000 Boyd Gaming Corp.,
              Sr. Notes (Subord.),
              9.50%, 7/15/2007...................................      1,484,969
   1,150,000 Isle of Capri Casinos, Inc.,
              Sr. Notes (Subord.),
              8.75%, 4/15/2009...................................      1,043,625
   1,200,000 Mohegan Tribal Gaming Auth.,
              8.125%, 1/1/2006...................................      1,164,000
             Station Casinos, Inc.
             Sr. Notes (Subord.),:
     500,000 8.875%, 12/1/2008 (c) ..............................        485,000
   1,150,000 9.75%, 4/15/2007....................................      1,167,250
                                                                    ------------
                                                                       5,344,844
                                                                    ------------

                                   EVERGREEN
                             Diversified Bond Fund

                      Schedule of Investments (continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 CORPORATE BONDS - continued
             Iron & Steel - 1.0%
 $ 1,275,000 AK Steel Corp.,
              Sr. Notes,
              7.875%, 2/15/2009................................   $  1,173,000
   1,550,000 National Steel Corp.,
              Mtge. Notes, Ser. D,
              9.875%, 3/1/2009.................................      1,534,500
   1,500,000 WHX Corp.,
              Sr. Notes,
              10.50%, 4/15/2005 (c) ...........................      1,432,500
                                                                  ------------
                                                                     4,140,000
                                                                  ------------
             Lease Rental Obligations - 1.3%
   1,850,000 Budget Group, Inc.,
              Sr. Notes,
              9.125%, 4/1/2006 (c)(f)..........................      1,609,500
   2,500,000 Railcar Leasing LLC,
              Sr. Notes, Ser. A2,
              7.125%, 1/15/2013 (c)............................      2,525,112
   1,675,000 United Rentals Inc.,
              Guaranteed, Ser. B,
              9.25%, 1/15/2009.................................      1,549,375
                                                                  ------------
                                                                     5,683,987
                                                                  ------------
             Leisure & Tourism - 0.6%
   2,000,000 HMH Properties, Inc.,
              Sr. Notes, Ser. C,
              8.45%, 12/1/2008.................................      1,800,000
     750,000 Outboard Marine Corp.,
              Ser. B,
              10.75%, 6/1/2008.................................        543,750
                                                                  ------------
                                                                     2,343,750
                                                                  ------------
             Manufacturing - Distributing - 0.4%
   1,850,000 Holley Performance Products Inc.,
              Sr. Notes,
              12.25%, 9/15/2007 (c)............................      1,748,250
                                                                  ------------
             Oil / Energy - 1.2%
   1,850,000 Cross Timbers Oil Co.,
              Sr. Notes (Subord.), Ser. B,
              8.75%, 11/1/2009.................................      1,769,062
   1,400,000 Ocean Energy, Inc.,
              Sr. Notes (Subord.), Ser. B,
              8.375%, 7/1/2008.................................      1,344,000
   1,100,000 Triton Energy Ltd. Corp.,
              Sr. Notes,
              8.75%, 4/15/2002.................................      1,094,500
     850,000 Western Gas Resources, Inc.,
              Sr. Notes (Subord.),
              10.00%, 6/15/2009................................        875,500
                                                                  ------------
                                                                     5,083,062
                                                                  ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.6%
   1,675,000 Ackerley Group, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.00%, 1/15/2009.................................      1,620,562
   1,125,000 Big Flower Press Holdings, Inc.,
              Sr. Notes (Subord.),
              8.625%, 12/1/2008................................      1,133,438
   1,850,000 Carmike Cinemas, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.375%, 2/1/2009 (f).............................      1,734,375

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Printing, Publishing, Broadcasting &
              Entertainment - continued
   1,100,000 Cinemark USA, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.625%, 8/1/2008..................................   $    984,500
 $ 1,275,000 Echostar DBS Corp.,
              Sr. Notes,
              9.375%, 2/1/2009..................................      1,270,219
                                                                   ------------
                                                                      6,743,094
                                                                   ------------
             Retailing & Wholesale - 0.6%
   1,425,000 Ames Department Stores, Inc.,
              Sr. Notes,
              10.00%, 4/15/2006.................................      1,396,500
   1,275,000 Michaels Stores, Inc.,
              Sr. Notes,
              10.875%, 6/15/2006................................      1,351,500
                                                                   ------------
                                                                      2,748,000
                                                                   ------------
             Telecommunication Services & Equipment - 5.0%
   5,000,000 AT&T Corp.,
              Notes,
              6.50%, 3/15/2029..................................      4,443,070
   3,250,000 Bellsouth Capital Funding Corp.,
              Deb.,
              7.12%, 7/15/2097..................................      2,958,306
   1,000,000 Crown Castle Int'l. Corp.,
              Sr. Notes,
              9.00%, 5/15/2011 (f)..............................        955,000
   1,250,000 Global Crossings Holdings Ltd.,
              Sr. Notes,
              9.625%, 5/15/2008.................................      1,275,000
   1,875,000 Jordan Telecommunication Products, Sr. Notes, Ser.
              B,
              9.875%, 8/1/2007..................................      1,771,875
   1,500,000 LCI Int'l.,
              Sr. Notes,
              7.25%, 6/15/2007..................................      1,471,303
   2,350,000 McLeod USA, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 8.11%) (b),
              0.00%, 3/1/2007...................................      1,868,250
   1,425,000 Metromedia Fiber Network, Inc.,
              Sr. Notes, Ser. B,
              10.00%, 11/15/2008................................      1,407,188
   1,850,000 Nextel Communications Inc.,
              Sr. Disc. Notes,
              9.75%, 8/15/2004..................................      1,896,250
   1,450,000 Price Communications Wireless, Inc., Sr. Notes,
              Ser.B,
              9.125%, 12/15/2006 (c)............................      1,479,000
   1,350,000 Williams Communications Group, Inc., Sr. Notes,
              10.875%, 10/1/2009................................      1,390,500
                                                                   ------------
                                                                     20,915,742
                                                                   ------------
             Textile & Apparel - 0.6%
   1,325,000 Polymer Group, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.00%, 7/1/2007 (c)...............................      1,278,625
   1,450,000 Westpoint Stevens, Inc.,
              Sr. Notes,
              7.875%, 6/15/2005.................................      1,363,000
                                                                   ------------
                                                                      2,641,625
                                                                   ------------

                                   EVERGREEN
                             Diversified Bond Fund

                       Schedule of Investments (continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Transportation - 1.0%
 $ 2,600,000 Burlington Northern Santa Fe Corp., Notes,
              6.125%, 3/15/2009 (f).............................   $  2,397,889
   2,000,000 Continental Airlines Inc.,
              Passthru Certificate,
              Ser. 1999-1, Cl. B,
              6.795%, 2/2/2020..................................      1,871,830
                                                                   ------------
                                                                      4,269,719
                                                                   ------------
             Utilities - 1.1%
     850,000 AES Corp.,
              Sr. Notes (Subord.),
              8.50%, 11/1/2007..................................        777,750
     500,000 Calpine Corp.,
              Sr. Notes,
              7.625%, 4/15/2006.................................        474,375
   2,250,000 Edison Mission Hldgs. Co.,
              Sr. Secd. Bond, Ser. A,
              8.137%, 10/1/2019.................................      2,149,587
   1,400,000 El Paso Energy Corp.,
              Sr. Notes,
              6.75%, 5/15/2009..................................      1,332,531
                                                                   ------------
                                                                      4,734,243
                                                                   ------------
             Total Corporate Bonds
              (cost $175,014,631)...............................    166,301,685
                                                                   ------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 8.1%
             Banks - 1.7%
  25,798,000 Nykredit,
         DKK  6.00%, 10/1/2029..................................      3,360,631
  28,038,000 Realkredit Danmark
         DKK  6.00% 10/1/2029...................................      3,634,574
                                                                   ------------
                                                                      6,995,205
                                                                   ------------
             Government - 6.4%
  15,000,000 Canada (Government of),
         CAD  Ser. J34,
              11.25%, 12/15/2002................................     11,702,629
   2,000,000 Canada, Quebec (Province of),
         CAD  7.50%, 9/15/2029..................................      2,004,960
   4,800,000 Germany (Federal Republic of)
         EUR  3.25%, 2/17/2004..................................      4,782,803
  55,020,000 Kingdom of Denmark,
         DKK  Debs.,
              8.00%, 5/15/2003..................................      8,544,695
                                                                   ------------
                                                                     27,035,087
                                                                   ------------
             Total Foreign Bonds (Non U.S. Dollars) (cost
              $34,919,974)......................................     34,030,292
                                                                   ------------
 MORTGAGE-BACKED SECURITIES - 8.8%
   8,000,000 FHLMC,
              4.75%, 12/14/2001.................................      7,785,368
             FNMA
   3,244,664 6.50%, 10/1/2028...................................      3,113,839
   9,782,622 6.50%, 5/1/2029....................................      9,383,589
   9,223,065 7.00%, 7/1/2028....................................      9,087,025

  Principal
   Amount                                                           Value

 MORTGAGE-BACKED SECURITIES - continued
             FNMA - continued
 $ 7,965,427 7.00%, 7/1/2029 - 8/1/2029.......................   $  7,828,103
                                                                 ------------
             Total Mortgage-Backed Securities
              (cost $37,944,256)..............................     37,197,924
                                                                 ------------
 MUNICIPAL BONDS - 0.7%
   2,801,144 Los Angeles, CA, Impt. Bond,
              Act 1915,
              Assessment Dist. #1, MTN
              8.48%, 9/2/2015 (c) (cost $2,801,144)...........      2,844,621
                                                                 ------------
 U.S. TREASURY OBLIGATIONS - 9.3%
  32,540,000 U.S. Treasury Bond, STRIPS
              (Eff. Yield 8.71%),
              0.00%, 11/15/2021 (b)...........................      7,862,445
   4,850,000 U.S. Treasury Bonds,
              5.25%, 2/15/2029................................      4,196,768
             U.S. Treasury Notes:
   7,650,000 5.25%, 5/15/2004.................................      7,432,457
  19,900,000 5.50%, 12/31/2000................................     19,862,687
                                                                 ------------
                                                                   39,354,357
             Total U.S. Treasury Obligations
              (cost $39,516,181)..............................     39,354,357
                                                                 ------------
 YANKEE OBLIGATIONS - 9.4%
             Banks - 0.5%
  30,000,000 Skandinaviska Enskilda,
              (Eff. Yield 7.14%) (b)
              0.00%, 5/26/2033................................      2,292,000
                                                                 ------------
             Cable/Other Video Distribution - 0.3%
   1,200,000 Imax Corp.,
              Sr. Notes,
              7.875%, 12/1/2005...............................      1,122,000
                                                                 ------------
             Government - 3.1%
  12,000,000 Argentian Republic,
              (Eff. Yield 10.49%) (b)
              0.00%, 10/15/2003...............................      7,980,000
             United Mexican States:
   2,500,000 10.38%, 2/17/2009................................      2,531,375
   2,500,000 11.50%, 5/15/2026................................      2,765,750
                                                                 ------------
                                                                   13,277,125
                                                                 ------------
             Metals & Mining - 0.6%
   1,600,000 Bulong Operation Property Ltd.,
              Sr. Notes,
              12.50%, 12/15/2008 (c)..........................      1,544,000
   1,000,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/2008................................        887,500
                                                                 ------------
                                                                    2,431,500
                                                                 ------------
             Oil/Energy - 3.7%
   7,000,000 Golden State Petroleum Trans. Corp.,
              1st Mtge. Notes,
              8.04%, 2/1/2019 (c).............................      6,507,172
   1,300,000 Gulf Canada Resources Ltd.,
              Sr. Notes,
              8.35%, 8/1/2006.................................      1,261,000

                                   EVERGREEN
                             Diversified Bond Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

 Principal
   Amount                                                              Value

 YANKEE OBLIGATIONS - continued
            Oil/Energy - continued
 $3,000,000 Petroleum Geo-Svcs.,
             Notes,
             7.50%, 3/31/2007....................................   $  2,988,615
  5,000,000 YPF Sociedad Anonima,
             Sr. Notes,
             7.25%, 3/15/2003....................................      4,847,785
                                                                    ------------
                                                                      15,604,572
                                                                    ------------
            Paper & Packaging - 0.4%
  1,500,000 Norampac, Inc.,
             Sr. Notes,
             9.50%, 2/1/2008 (c).................................      1,537,500
                                                                    ------------
            Utilities - 0.8%
  3,500,000 TXU Eastern Funding Co.,
             6.75%, 5/15/2009 (f)................................      3,251,259
                                                                    ------------
            Total Yankee Obligations
             (cost $41,867,706)..................................     39,515,956
                                                                    ------------


   Shares                                                              Value

 MUTUAL FUND SHARES - 2.1%
  8,861,950 Navigator Prime Portfolio
             (cost $8,861,950) (d)...............................   $  8,861,950
                                                                    ------------

  Principal
   Amount                                                             Value

 REPURCHASE AGREEMENT - 4.0%
 $16,909,000 Evergreen Joint Repurchase Agreement,
              Dated 10/29/1999, 5.25%,
              maturing, 11/01/1999,
              maturity value $16,916,398
              cost ($16,909,000) (e)............................     16,909,000
                                                                   ------------
              Total Investments -
               (cost $438,674,852)....................... 100.8%    425,248,959
              Other Assets
               and Liabilities - net.....................  (0.8)     (3,276,284)
                                                          -----    ------------
              Net Assets................................. 100.0%   $421,972,675
                                                          =====    ============

(a) The estimated maturity of a Collateralized Mortgage Obligation ("CMO"), an adjustable rate mortgage security or an asset-backed se-curity is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.
(b) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) Securities that may be resold to "qualified institutional buyers" un-der Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been deter-mined to be liquid under guidelines established by the Board of Trustees.
(d) Represents investment of cash collateral received for securities on loan (see Note 7).
(e) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at October 31, 1999.
(f) All or a portion of this security is currently on loan (see Note 7).

Summary of Abbreviations:
CAD    Canadian Dollar
DKK    Danish Krone
EUR    Euro Dollar
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
MTN    Medium Term Notes
STRIPS Separately Traded Registered Interest and Principal Securities

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts to sell:

                                                                Unrealized
Exchange                         U.S. $ Value at  In Exchange  Appreciation
Date        Contracts to Deliver October 31, 1999 for U.S. $  (Depreciation)
 ---------------------------------------------------------------------------
02/01/2000     11,000,000 CAD       7,493,224      7,533,989      40,765
12/14/1999      3,425,000 EUR       3,614,963      3,612,142      (2,821)
01/31/2000      3,000,000 EUR       3,177,259      3,194,910      17,651
                                                                  ------
                                                                  55,595
                                                                  ======

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              High Yield Bond Fund

                            Schedule of Investments
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 CORPORATE BONDS - 74.2%
             Automotive Equipment & Manufacturing - 2.8%
 $ 3,750,000 Eagle Picher Industries, Inc.,
              Sr. Notes (Subord.),
              9.375%, 3/1/2008 (i).............................   $  3,206,250
   5,833,000 Exide Corp.,
              Sr. Notes (Subord.),
              2.90%, 12/15/2005 (d)............................      3,033,160
   4,000,000 Oxford Automotive, Inc.,
              Sr. Notes, Ser. D,
              10.125%, 6/15/2007...............................      3,620,000
                                                                  ------------
                                                                     9,859,410
                                                                  ------------
             Building, Construction &
              Furnishings - 0.6%
   2,500,000 Del Webb Corp.,
              Sr. Debs. (Subord.),
              9.375%, 5/1/2009 (i).............................      2,112,500
                                                                  ------------
             Cable/Other Video
              Distribution - 3.8%
     750,000 Adelphia Communications Corp.,
              Sr. Notes, Ser. B,
              10.50%, 7/15/2004................................        787,500
   5,000,000 Pegasus Communications Corp.,
              Sr. Notes, Ser. B,
              9.625%, 10/15/2005 (i)...........................      4,875,000
   2,850,000 Telewest Communications Plc,
              Sr. Notes (Disc.), Step Bond,
              (Eff. Yield 8.49%) (c),
              0.00%, 4/15/2009 (d).............................      1,767,000
  10,500,000 United Int'l Holdings, Inc.,
              Sr. Disc. Notes, Step Bond, Ser. B, (Eff. Yield
              9.29%) (c),
              0.00%, 2/15/2008.................................      6,011,250
                                                                  ------------
                                                                    13,440,750
                                                                  ------------
             Chemical & Agricultural
              Products - 1.5%
   5,250,000 Lyondell Chemical Co.,
              Sr. Secd. Notes, Ser. A,
              9.625%, 5/1/2007 (i).............................      5,223,750
                                                                  ------------
             Consumer Products &
              Services - 2.4%
   4,000,000 Affinity Group Hldg., Inc.,
              Sr. Notes,
              11.00%, 4/1/2007.................................      3,905,000
   5,000,000 Unicco Service Co.,
              Sr. Notes (Subord.), Ser. B,
              9.875%, 10/15/2007...............................      4,525,000
                                                                  ------------
                                                                     8,430,000
                                                                  ------------
             Finance & Insurance - 0.3%
   5,000,000 Contifinancial Corp.,
              Sr. Notes,
              8.375%, 8/15/2003................................      1,012,500
                                                                  ------------
             Food & Beverage Products - 4.1%
   4,350,000 AFC Enterprises, Inc.,
              Sr. Notes (Subord.),
              10.25%, 5/15/2007................................      4,328,250

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Food & Beverage Products - continued
 $ 5,000,000 Aurora Foods, Inc.,
              Sr. Notes (Subord.), Ser. D,
              9.875%, 2/15/2007.................................   $  5,125,000
   5,000,000 Sun World Int'l., Inc.,
              1st Mtge. Notes, Ser. B,
              11.25%, 4/15/2004.................................      5,043,750
                                                                   ------------
                                                                     14,497,000
                                                                   ------------
             Forest Products - 0.3%
   1,000,000 Tembec Inds., Inc.,
              8.625%, 6/30/2009.................................        990,000
                                                                   ------------
             Gaming - 4.0%
   2,000,000 Agrosy Gaming Co.,
              Sr. Notes (Subord.),
              10.75%, 6/1/2009..................................      2,067,500
   4,000,000 Ameristar Casinos, Inc.,
              Sr. Notes (Subord.), Ser. B,
              10.50%, 8/1/2004..................................      4,000,000
   4,000,000 Boyd Gaming Corp.,
              Sr. Notes (Subord.),
              9.50%, 7/15/2007 (i)..............................      3,895,000
   2,325,000 Hollywood Park, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.25%, 2/15/2007 (i)..............................      2,261,062
   2,325,000 Isle of Capri Casinos, Inc.,
              Sr. Notes (Subord.),
              8.75%, 4/15/2009..................................      2,109,938
                                                                   ------------
                                                                     14,333,500
                                                                   ------------
             Healthcare Products &
              Services - 1.5%
   4,000,000 Lifepoint Hospitals Holdings, Inc., Sr. Notes
              (Subord.), 10.75%, 5/15/2009 (d)..................      3,950,000
   1,500,000 Unilab Fin. Corp.,
              Sr. Notes (Subord.), 12.75%, 10/1/2009 (d)........      1,509,375
                                                                   ------------
                                                                      5,459,375
                                                                   ------------
             Information Services &
              Technology - 0.6%
   2,200,000 PSInet, Inc.,
              Sr. Notes,
              11.00%, 8/1/2009 (d)..............................      2,271,500
                                                                   ------------
             Iron & Steel - 1.1%
   4,000,000 WHX Corp.,
              Sr. Notes,
              10.50%, 4/15/2005 (i).............................      3,820,000
                                                                   ------------
             Lease Rental Obligations - 2.0%
   4,000,000 Budget Group, Inc.,
              Sr. Notes,
              9.125%, 4/1/2006 (i)..............................      3,480,000
   4,000,000 United Rentals, Inc.,
              Ser. B,
              9.25%, 1/15/2009 (i)..............................      3,700,000
                                                                   ------------
                                                                      7,180,000
                                                                   ------------

                                   EVERGREEN
                              High Yield Bond Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 CORPORATE BONDS - continued
             Leisure & Tourism - 1.8%
 $ 3,000,000 Outboard Marine Corp.,
              Ser. B,
              10.75%, 6/1/2008 (i).............................   $  2,175,000
   5,000,000 Premier Cruise Ltd.,
              Sr. Notes,
              11.00%, 3/15/2008 (d)(f).........................        725,000
   5,500,000 Premier Parks, Inc.,
              Sr. Notes (Disc.), Step Bond, (Eff. Yield
              8.43%) (c),
              0.00%, 4/1/2008..................................      3,643,750
                                                                  ------------
                                                                     6,543,750
                                                                  ------------
             Manufacturing - Distributing - 2.1%
   4,000,000 Holley Performance Products, Inc.,
              Sr. Notes,
              12.25%, 9/15/2007 (d)............................      3,780,000
   4,000,000 Transdigm, Inc.,
              Sr. Notes (Subord.),
              10.375%, 12/1/2008...............................      3,690,000
                                                                  ------------
                                                                     7,470,000
                                                                  ------------
             Metals & Mining - 1.5%
   5,000,000 Acme Metals, Inc.,
              Sr. Notes,
              10.875%, 12/15/2007 (f)..........................        925,000
   4,000,000 Kaiser Aluminum & Chemical Corp.,
              Sr. Notes (Subord.),
              12.75%, 2/1/2003 (i).............................      3,900,000
   5,000,000 NSM Steel, Inc.,
              Sr. Mtge. Notes,
              12.00%, 2/1/2006 (d)(f)..........................        325,000
                                                                  ------------
                                                                     5,150,000
                                                                  ------------
             Oil/Energy - 6.2%
   4,000,000 Benton Oil & Gas Co.,
              Sr. Notes,
              9.375%, 11/1/2007................................      2,600,000
   4,750,000 Energy Corp. of America,
              Sr. Notes (Subord.), Ser. A,
              9.50%, 5/15/2007 (i).............................      2,398,750
   4,850,000 Giant Industries, Inc.,
              Sr. Notes (Subord.),
              9.00%, 9/1/2007..................................      4,413,500
   2,000,000 Houston Exploration Co.,
              Sr. Notes (Subord.), Ser. B,
              8.625%, 1/1/2008.................................      1,920,000
   4,000,000 Nationsrent, Inc.,
              Sr. Notes,
              10.375%, 12/15/2008 (i)..........................      3,870,000
   2,300,000 Nuevo Energy Co.,
              Sr. Notes (Subord.),
              9.50%, 6/1/2008 (d)..............................      2,265,500
   2,350,000 Petsec Energy, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.50%, 6/15/2007.................................      1,139,750
   2,000,000 Triton Energy Corp.,
              Sr. Notes,
              9.25%, 4/15/2005.................................      1,980,000
   1,500,000 Western Gas Resources, Inc.,
              Sr. Notes (Subord.),
              10.00%, 6/15/2009 (d)............................      1,545,000
                                                                  ------------
                                                                    22,132,500
                                                                  ------------

  Principal
   Amount                                                            Value

 CORPORATE BONDS - continued
             Paper & Packaging - 2.8%
 $ 3,100,000 Packaging Corp. America,
              Sr. Notes (Subord.),
              9.625%, 4/1/2009 (d).............................   $  3,131,000
   2,000,000 Repap New Brunswick, Inc.,
              Sr. Secd. Notes,
              11.50%, 6/1/2004 (d).............................      2,010,000
   5,000,000 Riverwood Int'l. Corp.,
              Sr. Notes,
              10.25%, 4/1/2006 (i).............................      4,975,000
                                                                  ------------
                                                                    10,116,000
                                                                  ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 5.6%
   4,300,000 Acme Television LLC,
              Sr. Disc. Notes, Step Bond, Ser. B, (Eff. Yield
              10.47%) (c),
              0.00%, 9/30/2004.................................      3,773,250
   5,000,000 American Lawyer Media, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.75%, 12/15/2007................................      4,675,000
   5,000,000 Cinemark USA, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.625%, 8/1/2008 (i).............................      4,475,000
   7,000,000 Echostar DBS Corp.,
              Sr. Notes,
              9.375%, 2/1/2009.................................      6,973,750
                                                                  ------------
                                                                    19,897,000
                                                                  ------------
             Retailing & Wholesale - 2.1%
   4,000,000 Ames Department Stores, Inc.,
              Sr. Notes,
              10.00%, 4/15/2006 (i)............................      3,920,000
   3,200,000 Michaels Stores, Inc.,
              Sr. Notes,
              10.875%, 6/15/2006...............................      3,392,000
                                                                  ------------
                                                                     7,312,000
                                                                  ------------
             Telecommunication Services & Equipment - 22.7%
   4,390,000 21st Century Telecom Group, Inc.,
              Sr. Disc. Notes, Step Bond, (Eff. Yield
              18.53%), (c)
              0.00%, 2/15/2008.................................      1,975,500
   3,000,000 Amsc Acquisition Co., Inc.,
              Sr. Secd. Notes, Ser. B,
              12.25%, 4/1/2008.................................      1,695,000
   2,000,000 Crown Castle Int'l. Corp.,
              Sr. Notes,
              9.00%, 5/15/2011 (i).............................      1,910,000
   6,000,000 Intercel, Inc.,
              Sr. Notes (Disc.), Step Bond, (Eff. Yield
              10.10%) (c),
              0.00%, 2/1/2006..................................      5,235,000
   8,625,000 Intermedia Communications, Inc.,
              Sr. Disc. Notes, Step Bond, Ser. B , (Eff. Yield
              8.72%) (c),
              0.00%, 7/15/2007 (i).............................      6,015,937
   5,000,000 Jordan Telecommunication Products,
              Sr. Notes, Ser. B,
              9.875%, 8/1/2007.................................      4,725,000
   7,000,000 Level 3 Communications, Inc.,
              Sr. Notes,
              9.125%, 5/1/2008 (i).............................      6,562,500

                                   EVERGREEN
                              High Yield Bond Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Telecommunication Services & Equipment - continued
 $ 6,186,000 McLeod USA, Inc.,
              Sr. Disc. Notes, Step Bond, (Eff. Yield 8.11%)
              (c),
              0.00%, 3/1/2007 (i)...............................   $  4,917,870
   4,000,000 Metromedia Fiber Network, Inc.,
              Sr. Notes, Ser. B,
              10.00%, 11/15/2008................................      3,950,000
   5,700,000 Microcell Telecommunications, Inc.,
              Sr. Disc. Notes, Step Bond, (Eff. Yield 11.86%)
              (c),
              0.00%, 6/1/2009 (i)...............................      3,462,750
             Nextel Communications, Inc.:
   7,000,000  Sr. Disc. Notes, Step Bond, (Eff. Yield 9.52%) (c),
              0.00%, 2/15/2008 (i)...............................     5,005,000
   2,000,000  Sr. Disc. Notes,
              9.75%, 8/15/2004...................................     2,050,000
   5,500,000 Nextlink Communications, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 12.03%) (c),
              0.00%, 6/1/2009 (i)...............................      3,245,000
   2,000,000 Orbcomm Global LP,
              Sr. Notes, Ser. B,
              14.00%, 8/15/2004 (i).............................      1,650,000
   5,000,000 Price Communications Wireless, Inc.,
              Sr. Notes (Subord.),
              11.75%, 7/15/2007.................................      5,487,500
   5,000,000 RCN Corp.,
              Sr. Disc. Notes, Step Bond, (Eff. Yield 9.53%)
              (c),
              0.00%, 10/15/2007.................................      3,487,500
   5,000,000 Rural Cellular Corp.,
              Sr. Notes (Subord.), Ser. B,
              9.625%, 5/15/2008.................................      5,150,000
   2,425,000 Tritel PCS, Inc.,
              Sr. Disc. Notes, Step Bond, (Eff. Yield 12.75%)
              (c),
              0.00%, 5/15/2009 (d)..............................      1,467,125
   3,325,000 Triton PCS, Inc.,
              Step Bond,
              (Eff. Yield 10.26%) (c),
              0.00%, 5/1/2008...................................      2,294,250
   6,500,000 Williams Communications Group, Inc.,
              Sr. Notes,
              10.875%, 10/1/2009 (i)............................      6,695,000
   4,000,000 Winstar Communications, Inc.,
              Sr. Notes (Subord.),
              10.00%, 3/15/2008.................................      3,450,000
                                                                   ------------
                                                                     80,430,932
                                                                   ------------
             Textile & Apparel - 1.5%
   2,660,000 Delta Mills, Inc.,
              Sr. Notes, Ser. B,
              9.625%, 9/1/2007..................................      2,008,300
   3,200,000 Simmons Co.,
              Sr. Notes (Subord.), Ser. B,
              10.25%, 3/15/2009 (i).............................      3,160,000
                                                                   ------------
                                                                      5,168,300
                                                                   ------------
             Transportation - 1.3%
 $ 5,000,000 American Commercial Lines LLC,
              Sr. Notes, Ser. B,
              10.25%, 6/30/2008 (i).............................      4,725,000
                                                                   ------------

  Principal
   Amount                                                            Value

 CORPORATE BONDS - continued
             Water & Sewer - 1.6%
             Allied Waste North America, Inc.:
 $ 1,925,000 Sr. Notes, Ser. B,
             7.625%, 1/1/2006 (i)..............................   $  1,669,938
   4,600,000 Sr. Notes (Subord.),
             10.00%, 8/1/2009 (d)..............................      3,915,750
                                                                  ------------
                                                                     5,585,688
                                                                  ------------
             Total Corporate Bonds
              (cost $296,521,318)..............................    263,161,455
                                                                  ------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 0.7%
             Telecommunication Services & Equipment - 0.7%
   2,500,000 NTL Communications Co.,
      GBP    9.75%, 4/15/2009
             (cost $2,621,033).................................      2,331,289
                                                                  ------------
 YANKEE OBLIGATIONS - 11.5%
             Cable/Other Video Distribution - 1.0%
   4,000,000 Imax Corp.,
              Sr. Notes,
              7.875%, 12/1/2005 (i)............................      3,740,000
                                                                  ------------
             Finance & Insurance - 1.2%
   4,500,000 Ono Finance, PLC,
              Note,
              13.00%, 5/1/2009 (d).............................      4,432,500
                                                                  ------------
             Metals & Mining - 1.9%
   4,000,000 Bulong Operation Property Ltd.,
              Sr. Notes,
              12.50%, 12/15/2008...............................      3,860,000
   3,250,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/2008.................................      2,884,375
                                                                  ------------
                                                                     6,744,375
                                                                  ------------
             Paper & Packaging - 1.2%
   4,100,000 Norampac, Inc.,
              Sr. Notes,
              9.50%, 2/1/2008 (i)..............................      4,202,500
                                                                  ------------
             Telecommunication Services & Equipment - 6.2%
   3,000,000 Alestra SA de RL de CV,
              Sr. Notes,
              12.125%, 5/15/2006 (d)...........................      2,917,500
   9,500,000 Clearnet Communications, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 9.72%) (c),
              0.00%, 12/15/2005................................      9,036,875
   4,000,000 Hermes Europe Railtel BV,
              Sr. Notes,
              10.375%, 1/15/2009...............................      3,800,000
   5,000,000 Star Choice Communications,
              Sr. Secd. Notes,
              13.00%, 12/15/2005...............................      5,000,000
   1,000,000 Telewest Communication PLC,
              Sr. Notes,
              11.25%, 11/1/2008................................      1,077,500
                                                                  ------------
                                                                    21,831,875
                                                                  ------------
             Total Yankee Obligations
              (cost $41,984,710)...............................     40,951,250
                                                                  ------------

                                   EVERGREEN
                              High Yield Bond Fund

                       Schedule of Investments (continued)
                          October 31, 1999 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - 4.5%
             Electronic Equipment &
              Services - 0.4%
     642,071 Ampex Corp., Class A (a)(b)........................   $  1,565,048
                                                                   ------------
             Food & Beverage Products -  0.0%(g)
     131,250 Specialty Foods Acquisition Corp., (a).............          2,625
                                                                   ------------
             Gaming - 1.1%
     254,790 Isle of Capri Casinos, Inc., (a)(i)................      3,025,631
     100,463 JCC Holding Co., Class A...........................        891,609
                                                                   ------------
                                                                      3,917,240
                                                                   ------------
             Telecommunication Services & Equipment - 3.0%
       2,570 AT & T Canada, Inc.,
              Class B Deposit Receipts..........................         82,883
      33,912 Destia Communications, Inc., (a)...................        474,768
      33,296 Nextel Communications, Inc., Class A (a)(d)(i).....      2,869,699
     326,906 Price Communications Corp. ........................      7,110,205
                                                                   ------------
                                                                     10,537,555
                                                                   ------------
             Total Common Stocks
              (cost $15,962,839)................................     16,022,468
                                                                   ------------
 PREFERRED STOCKS - 6.5%
             Cable/Other Video
              Distribution - 0.9%
      28,500 Adelphia Communications Corp.,
              Ser. B (d)........................................      3,142,125
                                                                   ------------
             Electronic Equipment & Services - 2.7%
             Ampex Corp.,
       1,510 Convertible Preferred
             Stock (a)(h).......................................      2,265,000
       7,137 Redeemable Preferred
             Stock (a)(h).......................................      7,448,815
                                                                   ------------
                                                                      9,713,815
                                                                   ------------
             Engineering - 2.0%
      67,605 CSC Holdings, Inc.,
              Ser. M (a)........................................      7,284,439
                                                                   ------------
             Finance & Insurance - 0.4%
      12,800 Sinclair Capital Corp., (d)........................      1,283,200
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.5%
      20,000 Primedia, Inc.,
              Ser. F (a)........................................      1,830,000
                                                                   ------------
             Total Preferred Stocks
              (cost $20,141,718)................................     23,253,579
                                                                   ------------

   Shares                                                              Value

 WARRANTS - 0.2%
             Aerospace & Defense - 0.0%(g)
      76,000 CHC Helicopter Corp.,
              Warrants,
              expiring, 12/15/2000 (a)...........................   $     76,000
                                                                    ------------
             Automotive Equipment & Manufacturing - 0.0%(g)
       9,500 Chatwins Group, Inc.,
              Warrants,
              expiring, 5/3/2003 (a).............................              0
                                                                    ------------
             Communication Systems & Services - 0.0%(g)
       3,000 American Mobile Satellite Corp.,
              Warrants,
              expiring, 4/1/2008 (a)(d)..........................         54,375
                                                                    ------------
             Finance & Insurance - 0.0%(g)
       4,500 Ono Finance, PLC,
              Warrants,
              expiring, 5/31/2009 (a)............................         27,000
                                                                    ------------
             Gaming - 0.1%
      50,424 Isle of Capri Casinos, Inc.,
              Warrants,
              expiring, 3/5/2001 (a)(b)..........................        239,514
                                                                    ------------
             Telecommunication Services & Equipment - 0.1%
     115,800 Star Choice Communications,
              Warrants, expiring, 12/15/2005 (a).................        259,624
                                                                    ------------
             Total Warrants
              (cost $472,466)....................................        656,513
                                                                    ------------
 MUTUAL FUND SHARES - 13.1%
  46,457,304 Navigator Prime Portfolio,
              (cost $46,457,304) (j).............................     46,457,304
                                                                    ------------

  Principal
   Amount                                                             Value

 REPURCHASE AGREEMENT - 1.1%
 $ 3,861,000 Evergreen Joint Repurchase Agreement,
              Dated 10/29/1999, 5.25%,
              maturing 11/1/1999,
              maturity value $3,862,689
              (cost $3,861,000) (e)..............................     3,861,000

             Total Investments -
              (cost $428,022,388).......................    111.8%  396,694,858
             Other Assets and Liabilities - net.........    (11.8)  (41,959,314)
                                                           ------  ------------
             Net Assets.................................    100.0% $354,735,544
                                                           ======  ============

                                   EVERGREEN
                              High Yield Bond Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

(a) Non-income producing.
(b) All or a portion of these securities are illiquid securities, and are val-ued using market quotations where readily available. In the absence of mar-ket quotations, the securities are valued based upon their fair value de-termined under procedures approved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net as-sets in such securities.
(c) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(e) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at October 31, 1999.
(f) This obligation has filed Chapter 11 bankruptcy and has discontinued ac-crual of interest income.
(g) Less than 1/10th of one percent of net assets.
(h) Security has been fair valued in accord with procedures established by the Board of Trustees.
(i) All or a portion of this security is currently on loan. (See Note 7)
(j) Represents investment of cash collateral received for securities on loan. (See Note 7)

Summary of Abbreviations:
GBP Pounds Sterling

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Income Fund

                            Schedule of Investments
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value
 ASSET-BACKED SECURITIES - 0.7%
 $ 1,850,000 PNC Student Loan Trust,
              Ser. 97-2, Class A7,
              6.728%, 1/25/2007
              (cost $1,850,000).................................   $  1,838,724
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
   1,903,204 Independent National Mtge. Corp.,
              Ser. 1997-A, Class A,
              (Est. Maturity 2003) (d),
              7.81%, 12/26/2026
              (cost $1,903,053) (h).............................      1,715,858
                                                                   ------------
 CORPORATE BONDS - 36.8%
             Automotive Equipment & Manufacturing - 0.8%
   1,000,000 Exide Corp.,
              Sr. Notes (Subord.),
              2.90%, 12/15/2005 (d).............................        520,000
   2,000,000 Oxford Automotive, Inc.,
              Sr. Notes, Ser. D,
              10.125%, 6/15/2007................................      1,810,000
                                                                   ------------
                                                                      2,330,000
                                                                   ------------
             Building, Construction & Furnishings - 0.6%
   2,000,000 Del Webb Corp.,
              Sr. Debs. (Subord.),
              9.375%, 5/1/2009 (f)..............................      1,690,000
                                                                   ------------
             Cable/Other Video Distribution - 1.5%
     250,000 Adelphia Communications Corp.,
              Sr. Notes, Ser. B,
              10.50%, 7/15/2004.................................        262,500
   2,000,000 Lenfest Communications, Inc.,
              Sr. Notes,
              8.375%, 11/1/2005.................................      2,060,000
   1,000,000 Pegasus Communications Corp.,
              Sr. Notes, Ser. B,
              9.625%, 10/15/2005................................        975,000
   1,000,000 Sinclair Broadcast Group, Inc.,
              Sr. Notes (Subord.),
              10.00%, 9/30/2005.................................        992,500
                                                                   ------------
                                                                      4,290,000
                                                                   ------------
             Chemical & Agricultural Products - 1.6%
   2,000,000 Huntsman ICI Chemicals, Inc.,
              Sr. Notes (Subord.),
              10.125%, 7/1/2009 (d).............................      2,000,000
   2,500,000 Lyondell Chemical Co.,
              Sr. Secd. Notes, Ser. A,
              9.625%, 5/1/2007..................................      2,487,500
                                                                   ------------
                                                                      4,487,500
                                                                   ------------
             Consumer Products & Services - 0.2%
   1,000,000 MTS, Inc.,
              Sr. Notes (Subord.),
              9.375%, 5/1/2005..................................        700,000
                                                                   ------------
             Finance & Insurance - 0.7%
   1,500,000 Americo Life, Inc.,
              Sr. Notes (Subord.),
              9.25%, 6/1/2005...................................      1,477,500

  Principal
   Amount                                                              Value
 CORPORATE BONDS - continued
             Finance & Insurance - continued
 $ 2,000,000 Contifinancial Corp.,
              Sr. Notes,
              8.375%, 8/15/2003..................................   $    405,000
                                                                    ------------
                                                                       1,882,500
                                                                    ------------
             Food & Beverage Products - 0.6%
     825,000 AFC Enterprises, Inc.,
              Sr. Notes (Subord.),
              10.25%, 5/15/2007..................................        820,875
   1,000,000 Sun World Int'l., Inc.,
              1st Mtge. Notes, Ser. B,
              11.25%, 4/15/2004..................................      1,008,750
                                                                    ------------
                                                                       1,829,625
                                                                    ------------
             Forest Products - 0.2%
     500,000 Tembec Inds., Inc.,
              8.625%, 6/30/2009..................................        495,000
                                                                    ------------
             Gaming - 2.8%
   2,000,000 Ameristar Casinos, Inc.,
              Sr. Notes (Subord.), Ser. B,
              10.50%, 8/1/2004...................................      2,000,000
   2,000,000 Boyd Gaming Corp.,
              Sr. Notes (Subord.),
              9.50%, 7/15/2007...................................      1,947,500
   1,500,000 Hollywood Casino Shreveport,
              1st Mtge. Note,
              13.00%, 8/1/2006 (d)...............................      1,560,000
   1,000,000 Hollywood Park, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.25%, 2/15/2007...................................        972,500
   1,500,000 Isle of Capri Casinos, Inc.,
              Sr. Notes (Subord.),
              8.75%, 4/15/2009...................................      1,361,250
                                                                    ------------
                                                                       7,841,250
                                                                    ------------
             Healthcare Products & Services - 0.5%
   1,470,000 Lifepoint Hospitals Holdings, Inc.,
              Sr. Notes (Subord.),
              10.75%, 5/15/2009 (d)..............................      1,451,625
                                                                    ------------
             Information Services & Technology - 0.8%
   1,100,000 PSInet, Inc.,
              Sr. Notes,
              11.00%, 8/1/2009 (d)...............................      1,135,750
   1,000,000 Unisys Corp.,
              Sr. Notes,
              11.75%, 10/15/2004.................................      1,110,000
                                                                    ------------
                                                                       2,245,750
                                                                    ------------
             Iron & Steel - 0.5%
   1,500,000 National Steel Corp.,
              Mtge. Notes, Ser. D,
              9.875%, 3/1/2009 (f)...............................      1,485,000
                                                                    ------------
             Lease Rental Obligations - 1.3%
   2,000,000 Budget Group, Inc.,
              Sr. Notes,
              9.125%, 4/1/2006 (f)...............................      1,740,000
   2,000,000 United Rentals, Inc.,
              Ser. B,
              9.25%, 1/15/2009...................................      1,850,000
                                                                    ------------
                                                                       3,590,000
                                                                    ------------

                                   EVERGREEN
                             Strategic Income Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Leisure & Tourism - 0.7%
 $ 1,300,000 Outboard Marine Corp.,
              Ser. B,
              10.75%, 6/1/2008 (f)..............................   $    942,500
   1,000,000 Premier Cruise Ltd.,
              Sr. Notes,
              11.00%, 3/15/2008 (d) (e).........................        145,000
   1,000,000 Prime Hospitality Corp.,
              Sr. Notes (Subord.), Ser. B,
              9.75%, 4/1/2007...................................        915,000
                                                                   ------------
                                                                      2,002,500
                                                                   ------------
             Manufacturing - Distributing - 0.7%
   2,000,000 Holley Performance Products, Inc.,
              Sr. Notes,
              12.25%, 9/15/2007 (d).............................      1,890,000
                                                                   ------------
             Metals & Mining - 0.5%
   2,000,000 Acme Metals, Inc.,
              Sr. Notes,
              10.875%, 12/15/2007 (e)...........................        370,000
   1,000,000 Bethlehem Steel Corp.,
              Sr. Notes,
              10.375%, 9/1/2003 (f).............................      1,012,500
   2,000,000 NSM Steel, Inc.,
              Sr. Mtge. Notes,
              12.00%, 2/1/2006 (d)(e)...........................        130,000
                                                                   ------------
                                                                      1,512,500
                                                                   ------------
             Oil/Energy - 1.9%
   1,000,000 Benton Oil & Gas Co.,
              Sr. Notes,
              9.375%, 11/1/2007.................................        650,000
   1,000,000 Energy Corp. of America,
              Sr. Notes (Subord.), Ser. A,
              9.50%, 5/15/2007..................................        505,000
   1,000,000 Houston Exploration Co.,
              Sr. Notes (Subord.), Ser. B,
              8.625%, 1/1/2008..................................        960,000
   1,175,000 Nuevo Energy Co.,
              Sr. Notes (Subord.)
              9.50%, 6/1/2008 (d),..............................      1,157,375
   2,500,000 Petsec Energy, Inc.,
              Sr. Notes (Subord.), Ser. B,
              9.50%, 6/15/2007..................................      1,212,500
     950,000 Triton Energy, Ltd./Corp.,
              Sr. Notes,
              9.25%, 4/15/2005..................................        940,500
                                                                   ------------
                                                                      5,425,375
                                                                   ------------
             Paper & Packaging - 1.5%
   2,000,000 Repap New Brunswick, Inc.,
              Sr. Secd. Notes,
              11.50%, 6/1/2004 (d)..............................      2,010,000
   2,000,000 Stone Container Fin. Co.,
              Sr. Notes,
              11.50%, 8/15/2006 (d).............................      2,110,000
                                                                   ------------
                                                                      4,120,000
                                                                   ------------

  Principal
    Amount                                                           Value
 CORPORATE BONDS - continued
              Printing, Publishing, Broadcasting &
               Entertainment - 4.2%
 $    600,000 Ackerley Group, Inc.,
               Sr. Notes (Subord.), Ser. B,
               9.00%, 1/15/2009 (f)............................   $    580,500
    1,150,000 Acme Television LLC,
               Sr. Disc. Notes, Step Bond, Ser. B,
               (Eff. Yield 10.39%) (c),
               0.00%, 9/30/2004................................      1,009,125
    1,500,000 American Lawyer Media, Inc.,
               Sr. Notes (Subord.), Ser. B,
               9.75%, 12/15/2007...............................      1,402,500
    1,000,000 Big Flower Press Holdings, Inc.,
               Sr. Notes (Subord.),
               8.625%, 12/1/2008...............................      1,007,500
      500,000 Cinemark USA, Inc.,
               Sr. Notes (Subord.), Ser. B,
               9.625%, 8/1/2008................................        447,500
    2,000,000 Echostar DBS Corp.,
               Sr. Notes,
               9.375%, 2/1/2009................................      1,992,500
    2,000,000 Loews Ciniplex Entertainment Corp.,
               Sr. Notes (Subord.),
               8.875%, 8/1/2008................................      1,820,000
    2,000,000 Pegasus Communications Corp.,
               Sr. Notes,
               9.75%, 12/1/2006................................      1,950,000
      564,000 SFX Broadcasting, Inc.,
               Sr. Notes (Subord.), Ser. B,
               10.75%, 5/15/2006 (f)...........................        624,630
    1,000,000 SFX Entertainment, Inc.,
               Sr. Notes (Subord.),
               9.125%, 12/1/2008...............................        915,000
                                                                  ------------
                                                                    11,749,255
                                                                  ------------
              Retailing & Wholesale - 1.4%
    2,000,000 Advance Stores, Inc.,
               Sr. Notes (Subord.),
               10.25%, 4/15/2008...............................      1,850,000
    2,000,000 Ames Department Stores, Inc.,
               Sr. Notes,
               10.00%, 4/15/2006 (f)...........................      1,960,000
                                                                  ------------
                                                                     3,810,000
                                                                  ------------
              Telecommunication Services & Equipment - 9.4%
    2,200,000 21st Century Telecom Group, Inc.,
               Sr. Disc. Notes, Step Bond,
               (Eff. Yield 16.07%) (c),
               12.25%, 2/15/2008...............................        990,000
    1,000,000 Hyperion Telecommunications, Inc.,
               Sr. Disc. Notes, Step Bond,
               (Eff. Yield 11.22%) (c),
               0.00%, 4/15/2003................................        862,500
    2,000,000 Intermedia Communications, Inc.,
               Sr. Disc. Notes, Step Bond, Ser. B,
               (Eff. Yield 9.93%) (c),
               0.00%, 7/15/2007................................      1,395,000
    2,000,000 Jordan Telecommunication Products,
               Sr. Notes, Ser. B,
               9.875%, 8/1/2007................................      1,890,000

                                   EVERGREEN
                             Strategic Income Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                              Value
 CORPORATE BONDS - continued
             Telecommunication Services & Equipment - continued
 $ 2,500,000 Level 3 Communications, Inc.,
              Sr. Notes,
              9.125%, 5/1/2008...................................   $  2,343,750
     850,000 McLeod USA, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 8.09%) (c),
              0.00%, 3/1/2007....................................        675,750
   1,500,000 Microcell Telecommunications, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 10.68%) (c),
              0.00%, 6/1/2009....................................        911,250
             Nextel Communications, Inc.
              Sr. Disc. Notes, Step Bond
   2,400,000  (Eff. Yield 7.29%) (c)
              0.00%, 8/15/2004,...................................     2,460,000
   2,000,000  (Eff. Yield 9.56%) (c)(d),
              0.00%, 2/15/2008....................................     1,430,000
   2,700,000 Nextlink Communications, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 10.78%) (c),
              0.00%, 6/1/2009....................................      1,593,000
   1,500,000 Price Communications Wireless, Inc.,
              Sr. Notes (Subord.),
              11.75%, 7/15/2007..................................      1,646,250
   2,500,000 RCN Corp.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 10.58%) (c),
              0.00%, 10/15/2007..................................      1,743,750
   2,500,000 Rural Cellular Corp.,
              Sr. Notes (Subord.), Ser. B,
              9.625%, 5/15/2008..................................      2,575,000
   1,125,000 Tritel PCS, Inc.,
              Sr. Disc. Notes, Step Bond,
              (Eff. Yield 11.42%), (c)
              0.00%, 5/15/2009 (d)...............................        680,625
   1,775,000 Triton PCS, Inc.,
              Step Bond, (Eff. Yield 10.26%) (c),
              0.00%, 5/1/2008....................................      1,224,750
   2,500,000 Williams Communications Group, Inc.,
              Sr. Notes,
              10.875%, 10/1/2009.................................      2,575,000
   1,900,000 Winstar Communications, Inc.,
              Sr. Notes (Subord.),
              10.00%, 3/15/2008..................................      1,638,750
                                                                    ------------
                                                                      26,635,375
                                                                    ------------
             Textile & Apparel - 0.2%
     750,000 Delta Mills, Inc.,
              Sr. Notes, Ser. B,
              9.625%, 9/1/2007...................................        566,250
                                                                    ------------
             Transportation - 2.4%
   2,000,000 American Commercial Lines LLC,
              Sr. Notes, Ser. B,
              10.25%, 6/30/2008..................................      1,890,000
             Piedmont Aviation, Inc.:
     852,000  9.90%, 1/15/2001....................................       890,836
   1,389,000  10.15%, 3/28/2003...................................     1,425,725

   Principal
    Amount                                                             Value
 CORPORATE BONDS - continued
               Transportation - continued
 $   2,050,000 Sea Containers Ltd.,
                Sr. Notes, Ser. B,
                7.875%, 2/15/2008................................   $  1,773,250
       896,000 USAir, Inc.,
                Ser. 88-B,
                9.90%, 1/15/2001.................................        908,030
                                                                    ------------
                                                                       6,887,841
                                                                    ------------
               Utilities - 1.2%
     1,000,000 Cleveland Elec. Illuminating Co.,
                1st Mtge. Notes, Ser. B,
                9.50%, 5/15/2005.................................      1,047,446
     2,218,808 Tucson Elec.,
                Ser. B,
                10.211%, 1/1/2009................................      2,374,125
                                                                    ------------
                                                                       3,421,571
                                                                    ------------
               Water & Sewer - 0.6%
     2,000,000 Allied Waste North America, Inc.,
                Sr. Notes, Ser. B,
                7.625%, 1/1/2006.................................      1,735,000
                                                                    ------------
               Total Corporate Bonds
                (cost $114,223,599)..............................    104,073,917
                                                                    ------------
 FOREIGN BONDS (NON U.S. DOLLARS) - 21.9%
               Banks - 3.4%
       400,000 European Investment Bank,
           GBP  Bonds,
                7.625%, 12/7/2006................................        689,618
    63,678,000 Realkredit Danmark,
           DKK  Bonds,
                7.00%, 10/1/2029.................................      8,816,018
                                                                    ------------
                                                                       9,505,636
                                                                    ------------
               Finance & Insurance - 0.8%
     3,000,000 CEI Citicorp Holdings,
           ARS  11.25%, 2/14/2007................................      2,341,100
                                                                    ------------
               Government - 15.7%
     6,650,000 Canada (Government of),
           CAD  Ser. J34,
                11.25%, 12/15/2002...............................      5,188,166
               Canada, Quebec (Province of):
     6,000,000  Debs.,
           CAD  9.38%, 1/16/2023..................................     5,232,217
    13,200,000  Debs.,
           CAD  7.75%, 3/30/2006..................................     9,609,212
 1,418,000,000 Greece, (Republic of),
           GRD  Debs.,
                8.80%, 6/19/2007.................................      4,929,384
               Italy (Republic of):
     3,406,027  Debs.,
           EUR  6.75%, 2/1/2007...................................     3,887,153
     6,450,000  Debs.,
           EUR  9.00%, 10/1/2003..................................     7,753,927
       570,683  Debs.,
           EUR  9.50%, 2/1/2006...................................       736,955
               Poland (Government of),
    30,000,000  12.00%,
           PLN  10/12/2001 - 10/12/2003...........................     6,745,468

                                   EVERGREEN
                             Strategic Income Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value
 FOREIGN BONDS (NON U.S. DOLLARS) - continued
             Government - continued
     155,301 Spain (Government of),
         EUR  Debs.,
              5.00%, 1/31/2001..................................   $    165,640
                                                                   ------------
                                                                     44,248,122
                                                                   ------------
             Telecommunication Services & Equipment - 1.3%
   3,500,000 NTL, Inc.,
         GBP  Sr. Notes,
              10.75%, 4/1/2008..................................      3,738,278
                                                                   ------------
             Transportation - 0.7%
   2,000,000 Hermes Europe Railtel,
         EUR  Bonds,
              10.375%, 1/15/2006................................      2,114,218
                                                                   ------------
             Total Foreign Bonds (Non U.S. Dollars)
              (cost $66,076,467)................................     61,947,354
                                                                   ------------
 MORTGAGE-BACKED SECURITIES - 13.9%
             FHLMC:
 $ 1,723,748 6.95%, 4/1/2022....................................      1,747,035
   1,680,750 7.00%, 5/1/2011 - 12/1/2011........................      1,683,625
             FNMA:
   7,559,481 6.00%, 8/1/2028....................................      7,054,885
  25,704,988 6.50%, 8/1/2028 - 9/1/2028.........................     24,668,563
   1,190,958 6.73%, 9/1/2021....................................      1,207,774
     106,324 7.00%, 11/1/2027...................................        104,558
   2,793,101 GNMA,
              6.50%, 7/15/2009..................................      2,754,444
                                                                   ------------
             Total Mortgage-Backed Securities
              (cost $40,506,700)................................     39,220,884
                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 10.2%
   7,545,000 U.S. Treasury Bonds,
              5.25%, 2/15/2029..................................      6,528,787
             U.S. Treasury Notes:
  17,900,000 5.50%, 12/31/2000..................................     17,866,437
   3,750,000 5.63%, 5/15/2008...................................      3,618,750
     850,000 6.00%, 8/15/2009...................................        849,204
                                                                   ------------
             Total U.S. Treasury Obligations
              (cost $29,064,300)................................     28,863,178
                                                                   ------------
   Shares                                                             Value
 COMMON STOCK - 2.7%
             Electronic Equipment & Services - 0.1%
     143,220 Ampex Corp., Class A (a)...........................        349,099
                                                                   ------------
             Gaming - 0.5%
     104,514 Isle of Capri Casinos, Inc. (f)....................      1,241,104
      29,167 JCC Holding Co., Class A...........................        258,857
                                                                   ------------
                                                                      1,499,961
                                                                   ------------

   Shares                                                             Value
 COMMON STOCK - continued
             Telecommunication Services & Equipment - 2.1%
      15,098 Nextel Communications, Inc.,
              Class A (a) (f)...................................   $  1,301,259
     207,611 Price Communications Corp..........................      4,515,539
                                                                   ------------
                                                                      5,816,798
                                                                   ------------
             Total Common Stock
              (cost $7,040,180).................................      7,665,858
                                                                   ------------
 WARRANTS - 0.0% (i)
             Finance & Insurance - 0.0% (i)
       2,000 Ono Finance, PLC,
              expiring, 5/31/2009 (a)...........................         12,000
                                                                   ------------
             Gaming - 0.0% (i)
      19,582 Isle of Capri Casinos, Inc.,
              expiring, 3/5/2001 (a)............................         93,014
                                                                   ------------
             Total Warrants
              (cost $84,760)....................................        105,014
                                                                   ------------
 PREFERRED STOCK - 0.2%
             Electronic Equipment & Services - 0.2%
         628 Ampex Corp.,
              Redeemable Preferred Stock (a) (cost $598,610)....        655,437
                                                                   ------------
  Principal
   Amount                                                             Value
 YANKEE OBLIGATIONS - 10.2%
             Finance & Insurance - 0.9%
 $ 2,000,000 Ono Finance, PLC,
              Notes,
              13.00%, 5/1/2009 (d)..............................      1,970,000
     800,000 PTC Int'l Fin. BV,
              Sr. Disc. Notes (Subord.), Step Bond, (Eff. Yield
              10.14%) (c),
              0.00%, 7/1/2002...................................        548,000
                                                                   ------------
                                                                      2,518,000
                                                                   ------------
             Government - 5.1%
     422,400 Argentina (Republic of),
              6.812%, 3/31/2000.................................        377,140
             Brazil (Fed. Rep. of)
   4,112,500 5.88%, 4/15/2006...................................      3,358,267
   4,852,837 8.00%, 4/15/2014...................................      3,236,357
   1,000,000 11.63%, 4/15/2004..................................        943,500
             United Mexican States
   2,000,000 11.38%, 9/15/2016..................................      2,120,000
   4,000,000 11.50%, 5/15/2026..................................      4,425,200
                                                                   ------------
                                                                     14,460,464
                                                                   ------------
             Metals & Mining - 1.1%
   2,000,000 Bulong Operation Property Ltd.,
              Sr. Notes,
              12.50%, 12/15/2008................................      1,930,000
   1,340,000 Great Central Mines Ltd.,
              Sr. Notes,
              8.875%, 4/1/2008..................................      1,189,250
                                                                   ------------
                                                                      3,119,250
                                                                   ------------

                                   EVERGREEN
                             Strategic Income Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value
 YANKEE OBLIGATIONS - continued
             Oil/Energy - 0.7%
 $ 2,000,000 Petroleos Mexicanos,
              9.375%, 12/2/2008 (d).............................   $  2,035,000
                                                                   ------------
             Paper & Packaging - 0.7%
   2,000,000 Grupo Int'l. Durango S.A.,
              Notes,
              12.625%, 8/1/2003 (f).............................      1,945,000
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.7%
   4,000,000 TV Bandeirantes,
              Sr. Notes,
              12.875%, 5/15/2006 (d)............................      1,830,000
                                                                   ------------
             Telecommunication Services & Equipment - 1.0%
   1,000,000 Alestra SA de RL de CV,
              Sr. Notes,
              12.125%, 5/15/2006 (d)............................        972,500
   2,000,000 Hermes Europe Railtel BV,
              Sr. Notes,
              10.375%, 1/15/2009................................      1,900,000
                                                                   ------------
                                                                      2,872,500
                                                                   ------------
             Total Yankee Obligations
              (cost $30,926,075)................................     28,780,214
                                                                   ------------

   Shares                                                             Value
 MUTUAL FUND SHARES - 2.7%
   7,478,802 Navigator Prime Portfolio,
              (cost $7,478,802) (g).............................   $  7,478,802
                                                                   ------------
  Principal
   Amount                                                             Value
 REPURCHASE AGREEMENT - 1.1%
 $ 3,134,000 Evergreen Joint Repurchase Agreement, Dated
              10/29/1999, 5.25%, maturing 11/1/1999, maturity
              value $3,135,371
               (cost $3,134,000) (b)............................      3,134,000
                                                                   ------------

             Total Investments -
              (cost $302,886,546)........................   101.0%  285,479,240
             Other Assets and
              Liabilities - net..........................    (1.0)   (2,875,565)
                                                            -----  ------------
             Net Assets..................................   100.0% $282,603,675
                                                            =====  ============

(a)  Non-income producing.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at October 31, 1999.
(c) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liq-uid under guide-lines established by the Board of Trustees.
(e) This obligation has filed Chapter 11 bankruptcy and has discontinued ac-crual of interest income.
(f)  All or a portion of this security currently is on loan (See Note 7).
(g) Represents investment of cash collateral received for securities on loan (See Note 7).
(h) The estimated maturity of a Collateralized Mortgage Obligation ("CMO"), an adjustable rate mortgage security or an asset-backed security is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date.
(i)  Less than one tenth of one percent of net assets.

Summary of Abbreviations:
ARS    Argentine Peso
CAD    Canadian Dollar
DKK    Danish Krone
EUR    Euro Dollar
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
GBP    Pound Sterling
GNMA   Government National Mortgage Association
GRD    Greek Drachma
PLN    Polish Zloty

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              U.S. Government Fund

                            Schedule of Investments
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                           Value
 CORPORATE BONDS - 16.5%
             Banks - 2.4%
 $ 5,000,000 Fleet National Bank, Providence, RI,
              Subord. Notes,
              5.75%, 1/15/2009................................   $  4,501,850
   7,000,000 Society National Bank, Cleveland OH, Subord.
              Notes,
              6.75%, 6/15/2003................................      6,972,735
                                                                 ------------
                                                                   11,474,585
                                                                 ------------
             Cable/Other Video Distribution - 2.0%
   8,000,000 Comcast Cable Communications, Sr. Notes,
              6.20%, 11/15/2008...............................      7,379,464
   2,000,000 Time Warner Entertainment Co., LP, Sr. Debs.,
              7.25%, 9/1/2008.................................      1,999,980
                                                                 ------------
                                                                    9,379,444
                                                                 ------------
             Diversified Companies - 0.6%
   3,000,000 Williams Holdings Delaware, Inc., Notes,
              6.125%, 12/1/2003...............................      2,892,378
                                                                 ------------
             Finance - 1.2%
   6,000,000 Ford Motor Credit Co.,
              Sr. Notes,
              6.50%, 2/28/2002................................      5,982,918
                                                                 ------------
             Food & Beverage Products - 0.7%
   3,500,000 Pepsi Bottling Holdings, Inc.,
              5.375%, 2/17/2004 (a)...........................      3,319,344
                                                                 ------------
             Machinery - Diversified - 0.6%
   3,000,000 Case Corp. Notes, Ser. B
              6.25%, 12/1/2003 (a)............................      2,913,891
                                                                 ------------
             Retailing & Wholesale - 4.4%
   7,000,000 Dayton Hudson Corp.,
              Puttable Reset Sec.,
              5.95%, 6/15/2000................................      7,005,908
   4,000,000 Kroger Co. Notes,
              Puttable Reset Sec.,
              6.00%, 7/1/2000.................................      3,990,000
  10,000,000 Wal-Mart Stores, Inc. Notes,
              6.875%, 8/10/2009...............................     10,056,360
                                                                 ------------
                                                                   21,052,268
                                                                 ------------
             Telecommunication Services & Equipment - 2.9%
   4,500,000 GTE Corp. Debs.,
              6.94%, 4/15/2028................................      4,248,405
  10,000,000 Worldcom, Inc. Sr. Notes,
              6.40%, 8/15/2005................................      9,726,770
                                                                 ------------
                                                                   13,975,175
                                                                 ------------
             Transportation - 1.7%
   3,998,350 Continental Airlines, Passthru Certificates, Ser.
              1999-1,
              Class C,
              6.954%, 2/2/2011................................      3,861,586
   4,250,000 Union Pacific Corp., Notes,
              6.625%, 2/1/2008................................      4,042,634
                                                                 ------------
                                                                    7,904,220
                                                                 ------------
             Total Corporate Bonds
              (cost $82,022,451)..............................     78,894,223
                                                                 ------------

  Principal
   Amount                                                              Value
 MORTGAGE-BACKED SECURITIES - 54.0%
             Federal Agricultural Mortgage Corp. - 0.2%
  $  993,000 MTN, 7.37%, 8/1/2006................................   $  1,006,224
                                                                    ------------
             Federal Home Loan Bank - 1.3%
   5,000,000 5.50%, 4/14/2000....................................      4,995,115
   1,300,000 8.60%, 1/25/2000....................................      1,308,507
                                                                    ------------
                                                                       6,303,622
                                                                    ------------
             Federal Home Loan Mortgage
              Corp. - 23.2%
   9,940,446 6.00%, 2/1/2029.....................................      9,286,365
  39,726,397 6.50%, 9/1/2008 - 2/1/2029..........................     38,515,647
  25,182,032 7.00%, 2/1/2028 - 7/1/2028..........................     24,772,912
   8,500,000 7.36%, 6/5/2007.....................................      8,516,039
  19,754,255 7.50%, 5/1/2027 - 8/1/2028..........................     19,857,349
   2,045,285 8.00%, 7/1/2017 - 4/1/2022..........................      2,099,237
   1,684,269 8.50%, 2/1/2017 - 10/1/2017.........................      1,757,199
   1,491,386 9.00%, 11/1/2019 - 4/1/2021.........................      1,572,660
     566,020 9.50%, 9/1/2020.....................................        608,483
     701,763 10.00%, 12/1/2019 - 8/1/2021........................        762,383
     941,142 10.50%, 12/1/2019...................................      1,015,892
   1,750,822 Gold, 9.00%, 1/1/2017...............................      1,847,117
                                                                    ------------
                                                                     110,611,283
                                                                    ------------
             Federal National Mortgage Assn. - 14.3%
   2,262,000 5.13%, 2/13/2004....................................      2,150,655
  10,000,000 5.75%, 4/15/2003....................................      9,820,850
   2,993,207 6.00%, 2/25/2005 - 5/1/2011.........................      2,937,549
   3,898,004 6.37%, 3/1/2006.....................................      3,830,023
   3,500,000 6.40%, 12/1/2007....................................      3,363,332
   3,145,308 6.50%, 1/1/2024.....................................      3,017,005
  20,966,449 7.00%, 4/1/2011 - 11/1/2026.........................     20,770,312
  11,899,355 7.50%, 2/11/2002 - 5/1/2027.........................     11,986,047
   4,230,961 8.00%, 8/1/2025.....................................      4,316,342
     758,235 9.50%, 6/1/2022.....................................        807,276
     625,400 11.00%, 1/1/2016....................................        690,404
   4,480,000 MTN, 6.16%, 4/3/2001................................      4,483,777
                                                                    ------------
                                                                      68,173,572
                                                                    ------------
             Government National Mortgage Assn. - 15.0%
  15,483,084 6.00%, 2/20/2028 - 2/20/2029........................     14,365,262
  13,853,863 6.50%, 10/15/2025 - 5/20/2028.......................     13,278,117
  15,080,259 7.00%, 12/15/2022 - 3/15/2028.......................     14,818,169
   7,070,469 7.50%, 2/15/2022 - 8/15/2023........................      7,099,032
  11,136,472 8.00%, 9/15/2009 - 9/15/2026........................     11,417,125
   5,241,324 8.50%, 12/15/2021 - 7/15/2024.......................      5,468,698
   2,511,180 9.00%, 1/15/2020 - 9/15/2021........................      2,645,599
   1,965,556 9.50%, 1/15/2019 - 2/15/2021........................      2,110,551
     540,420 10.00%, 12/15/2018..................................        589,914
                                                                    ------------
                                                                      71,792,467
                                                                    ------------
             Total Mortgage-Backed Securities
              (cost $262,410,643)................................    257,887,168
                                                                    ------------

                                   EVERGREEN
                              U.S. Government Fund

                       Schedule of Investments(continued)
                          October 31, 1999 (Unaudited)

  Principal
   Amount                                                              Value
 U.S. TREASURY OBLIGATIONS - 28.4%
             U.S. Treasury Bonds:
 $ 7,995,000 6.13%, 8/15/2029....................................   $  7,965,019
  15,100,000 8.50%, 2/15/2020....................................     18,459,750
  11,340,000 8.75%, 8/15/2020....................................     14,210,437
  18,310,000 8.88%, 8/15/2017 - 2/15/2019........................     22,897,884
   5,600,000 9.25%, 2/15/2016....................................      7,127,753
             U.S. Treasury Notes:
  14,550,000 5.38%, 1/31/2000....................................     14,563,648
  21,715,000 6.25%, 4/30/2001 - 6/30/2002........................     21,899,985
   9,750,000 6.63%, 5/15/2007....................................     10,008,989
   2,300,000 7.00%, 7/15/2006....................................      2,402,782
  12,900,000 7.50%, 11/15/2001 - 5/15/2002.......................     13,351,097
   2,500,000 7.88%, 11/15/2004...................................      2,692,970
                                                                    ------------
             Total U.S. Treasury Obligations
              (cost $138,383,739)................................    135,580,314
                                                                    ------------

 Principal
  Amount                                                             Value
 REPURCHASE AGREEMENT - 0.1%
 $805,953  Societe Generale 5.22%, Dated 10/29/1999, due
            11/01/1999, maturity value $806,304 (b)
            (cost $805,953)....................................   $    805,953
                                                                  ------------

             Total Investments -
              (cost $483,622,786).........................    99.0%  473,167,658
             Other Assets and
              Liabilities - net...........................     1.0     4,645,270
                                                             -----  ------------
             Net Assets...................................   100.0% $477,812,928
                                                             =====  ============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) The repurchase agreement is fully collaterized by $816,000 U.S. Treasury Notes, 3.375% -- 4.00%, 10/31/2000 -- 01/15/2007 respectively; value in-
    cluding accrued interest $807,985.

Summary of Abbreviations:
MTN  Medium Term Note

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Long Term Bond Funds

                      Statements of Assets and Liabilities
                          October 31, 1999 (Unaudited)

                          Diversified                  Strategic
                              Bond       High Yield      Income     U.S. Government
                              Fund          Fund          Fund           Fund
 ----------------------------------------------------------------------------------
Assets
 Identified cost of
  securities............  $438,674,852  $428,022,388  $302,886,546   $483,622,786
 Net unrealized losses
  on securities.........   (13,425,893)  (31,327,530)  (17,407,306)   (10,455,128)
 ----------------------------------------------------------------------------------
 Market value of
  securities............   425,248,959   396,694,858   285,479,240    473,167,658
 Cash...................           724             0           572              0
 Receivable for
  securities sold.......     1,005,040     2,298,499     2,859,005         30,456
 Receivable for Fund
  shares sold...........       119,516       443,052       453,445        510,238
 Dividends and interest
  receivable............     7,125,336     7,245,486     5,387,263      5,832,483
 Receivable for closed
  forward foreign
  currency exchange
  contracts.............         2,118             0             0              0
 Unrealized gains on
  forward foreign
  currency exchange
  contracts.............        55,595             0             0              0
 Prepaid expenses and
  other assets..........       197,089       154,370        78,395        124,419
 ----------------------------------------------------------------------------------
   Total assets..........  433,754,377   406,836,265   294,257,920    479,665,254
 ----------------------------------------------------------------------------------
Liabilities
 Distributions payable..       937,173     1,277,404       761,510        664,456
 Payable for securities
  purchased.............       995,650     3,339,667     2,068,083              0
 Payable for Fund shares
  redeemed..............       388,432       575,734       902,709        907,127
 Payable for closed
  forward foreign
  currency exchange
  contracts.............             0             0       153,231              0
 Payable for securities
  on loan...............     8,861,950    46,457,304     7,478,802              0
 Advisory fee payable...       200,951       206,581        94,908        203,722
 Distribution Plan
  expenses payable......       150,216        75,716        93,779         64,973
 Due to other related
  parties...............             0             0             0         10,417
 Foreign taxes payable..             0             0        11,054              0
 Accrued expenses and
  other liabilities.....       247,330       168,315        90,169          1,631
 ----------------------------------------------------------------------------------
   Total liabilities......  11,781,702    52,100,721    11,654,245      1,852,326
 ----------------------------------------------------------------------------------
Net assets..............  $421,972,675  $354,735,544  $282,603,675   $477,812,928
===================================================================================
Net assets represented by
 Paid-in capital........  $522,695,797  $700,571,695  $387,711,614   $517,830,543
 Undistributed
  (overdistributed) net
  investment income.....     2,405,702    (2,627,429)   (1,483,287)      (187,069)
 Accumulated net
  realized losses on
  securities and foreign
  currency related
  transactions..........   (89,758,779) (311,881,192)  (86,212,906)   (29,375,418)
 Net unrealized losses
  on securities and
  foreign currency
  related transactions..   (13,370,045)  (31,327,530)  (17,411,746)   (10,455,128)
 ----------------------------------------------------------------------------------
Total net assets........  $421,972,675  $354,735,544  $282,603,675   $477,812,928
===================================================================================
Net assets consists of
 Class A................  $381,658,505  $305,826,079  $148,066,029   $ 99,959,458
 Class B................    38,124,233    43,519,669   118,372,471    108,707,473
 Class C................       566,212     1,569,225    14,998,482      5,323,027
 Class Y................     1,623,725     3,820,571     1,166,693    263,822,970
 ----------------------------------------------------------------------------------
Total net assets........  $421,972,675  $354,735,544  $282,603,675   $477,812,928
===================================================================================
Shares outstanding
 Class A................    26,135,230    80,090,114    23,208,301     10,778,650
 Class B................     2,610,627    11,397,198    18,497,765     11,721,964
 Class C................        38,773       410,934     2,347,400        573,981
 Class Y................       111,188     1,000,548       186,159     28,448,134
 ----------------------------------------------------------------------------------
Net asset value per share
 Class A................  $      14.60  $       3.82  $       6.38   $       9.27
 ----------------------------------------------------------------------------------
 Class A - Offering
  price (based on sales
  charge of 4.75%)......  $      15.33  $       4.01  $       6.70   $       9.73
===================================================================================
 Class B................  $      14.60  $       3.82  $       6.40   $       9.27
===================================================================================
 Class C................  $      14.60  $       3.82  $       6.39   $       9.27
===================================================================================
 Class Y................  $      14.60  $       3.82  $       6.27   $       9.27
===================================================================================

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Long Term Bond Funds

                            Statements of Operations
                 Six Months Ended October 31, 1999 (Unaudited)

                          Diversified    High Yield    Strategic    U.S. Government
                           Bond Fund        Fund      Income Fund        Fund
 ----------------------------------------------------------------------------------
Investment income
 Interest...............  $ 17,251,650  $ 18,352,491  $ 13,317,623   $ 14,640,968
 Dividends..............             0       351,650             0              0
 ----------------------------------------------------------------------------------
Total investment
 income.................    17,251,650    18,704,141    13,317,623     14,640,968
 ----------------------------------------------------------------------------------
Expenses
 Advisory fee...........     1,271,906     1,186,349       932,620      1,087,195
 Distribution Plan
  expenses..............       714,708       648,554       886,157        699,856
 Administrative services
  fees..................        23,932        23,179        14,908         51,146
 Transfer agent fee.....       638,029       605,411       317,059        176,327
 Trustees' fees and
  expenses..............         5,038         3,818         2,989          4,806
 Printing and postage
  expenses..............        42,850        31,010        25,719         37,754
 Custodian fee..........        86,387        65,323       100,054         61,119
 Registration and filing
  fees..................        36,583        46,976        23,463         39,809
 Professional fees......        15,897        10,281         8,092         15,073
 Other..................        41,715        37,404         9,476         35,016
 ----------------------------------------------------------------------------------
  Total expenses.........    2,877,045     2,658,305     2,320,537      2,208,101
  Less: Fee credits......      (19,789)      (15,319)      (12,571)        (7,917)
        Fee waivers..........        0             0      (754,663)             0
 ----------------------------------------------------------------------------------
  Net expenses...........    2,857,256     2,642,986     1,553,303      2,200,184
 ----------------------------------------------------------------------------------
 Net investment income..    14,394,394    16,061,155    11,764,320     12,440,784
 ----------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions
 Net realized gains or
  losses on:
  Securities.............  (10,551,407)   (5,728,603)  (10,724,465)    (3,389,807)
  Foreign currency
  related transactions..       528,666         3,410      (487,600)             0
 ----------------------------------------------------------------------------------
 Net realized losses on
  securities and foreign
  currency related
  transactions..........   (10,022,741)   (5,725,193)  (11,212,065)    (3,389,807)
 ----------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..   (16,532,244)  (16,316,903)   (6,482,219)   (11,152,881)
 ----------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..   (26,554,985)  (22,042,096)  (17,694,284)   (14,542,688)
 ----------------------------------------------------------------------------------
 Net decrease in net
  assets resulting from
  operations............  $(12,160,591) $ (5,980,941) $ (5,929,964)  $ (2,101,904)
 ----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Long Term Bond Funds

                      Statements of Changes in Net Assets
                 Six Months Ended October 31, 1999 (Unaudited)

                          Diversified    High Yield    Strategic    U.S. Government
                           Bond Fund        Fund      Income Fund        Fund
 ----------------------------------------------------------------------------------
Operations
 Net investment income..  $ 14,394,394  $ 16,061,155  $ 11,764,320   $  12,440,784
 Net realized losses on
  securities and foreign
  currency related
  transactions..........   (10,022,741)   (5,725,193)  (11,212,065)     (3,389,807)
 Net change in
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..   (16,532,244)  (16,316,903)   (6,482,219)    (11,152,881)
 ----------------------------------------------------------------------------------
  Net decrease in net
  assets resulting from
  operations............   (12,160,591)   (5,980,941)   (5,929,964)     (2,101,904)
 ----------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
   Class A................ (13,388,235)  (14,947,807)   (6,893,592)     (2,188,508)
   Class B................  (1,172,872)   (1,920,436)   (4,888,015)     (2,926,364)
   Class C................     (15,974)      (71,962)     (636,175)       (138,131)
   Class Y................     (87,056)     (177,880)      (58,776)     (7,227,393)
 ----------------------------------------------------------------------------------
   Total distributions to
   shareholders..........  (14,664,137)  (17,118,085)  (12,476,558)    (12,480,396)
 ----------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    10,625,006    28,877,097    51,910,482      68,342,155
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     8,552,727     9,242,548     7,948,878       9,237,577
 Payment for shares
  redeemed..............   (62,359,913)  (67,729,216)  (59,621,549)   (118,859,762)
 Net asset value of
  shares issued in
  acquisition...........             0             0             0     134,184,956
 ----------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....   (43,182,180)  (29,609,571)      237,811      92,904,926
 ----------------------------------------------------------------------------------
    Total increase
    (decrease) in net
    assets...............  (70,006,908)  (52,708,597)  (18,168,711)     78,322,626
Net assets
 Beginning of period....   491,979,583   407,444,141   300,772,386     399,490,302
 ----------------------------------------------------------------------------------
 End of period..........  $421,972,675  $354,735,544  $282,603,675   $ 477,812,928
 ----------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income......  $  2,405,702  $ (2,627,429) $ (1,483,287)  $    (187,069)
 ----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Long Term Bond Funds

                      Statements of Changes in Net Assets
                           Year Ended April 30, 1999

                                                                                  U.S.
                             Diversified Bond  High Yield    Strategic Income  Government
                                   Fund           Fund             Fund           Fund
 -------------------------------------------------------------------------------------------
  Operations
   Net investment income..    $  32,227,280   $  37,489,359   $  21,300,248   $  20,420,596
   Net realized gains or
    losses on securities
    and foreign currency
    related transactions..       (2,756,805)    (32,992,679)     (2,750,711)     (3,174,666)
   Net change in
    unrealized losses on
    securities and foreign
    currency related
    transactions..........      (11,399,726)    (17,420,079)    (15,938,209)        (70,943)
 -------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from
    operations............       18,070,749     (12,923,399)      2,611,328      17,174,987
 -------------------------------------------------------------------------------------------
  Distributions to
   shareholders from
   Net investment income
    Class A................     (28,965,373)    (32,234,535)    (12,896,911)     (2,526,898)
    Class B................      (3,394,507)     (5,689,291)     (7,428,231)     (6,471,126)
    Class C................         (14,128)       (108,780)     (1,164,628)       (286,185)
    Class Y................         (18,815)       (586,532)       (179,221)    (11,283,844)
 -------------------------------------------------------------------------------------------
   Total distributions to
    shareholders..........      (32,392,823)    (38,619,138)    (21,668,991)    (20,568,053)
 -------------------------------------------------------------------------------------------
  Capital share
   transactions
   Proceeds from shares
    sold..................       41,955,901      78,304,005      85,889,098     175,698,259
   Payment for shares
    redeemed..............     (125,778,077)   (158,882,006)   (108,306,974)   (145,952,368)
   Net asset value of
    shares issued in
    reinvestment of
    distributions.........       18,434,939      21,076,105      14,412,889      14,956,563
   Net asset value of
    shares issued in
    acquisition...........                0               0               0      25,935,637
 -------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from capital
    share transactions....      (65,387,237)    (59,501,896)     (8,004,987)     70,638,091
 -------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets................      (79,709,311)   (111,044,433)    (27,062,650)     67,245,025
  Net assets
   Beginning of period....      571,688,894     518,488,574     327,835,036     332,245,277
 -------------------------------------------------------------------------------------------
   End of period..........    $ 491,979,583   $ 407,444,141   $ 300,772,386   $ 399,490,302
 -------------------------------------------------------------------------------------------
  Undistributed
   (overdistributed) net
   investment income......    $   2,675,445   $  (1,570,499)  $    (771,049)  $    (147,457)
 -------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Long Term Bond Funds consist of Evergreen Diversified Bond Fund ("Diversified Bond Fund"), Evergreen High Yield Bond Fund ("High Yield Fund"), Evergreen Strategic Income Fund ("Strategic Income Fund") and Evergreen U.S. Government Fund ("U.S. Government Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institution-al-size transactions, the pricing service uses methods based on market transac-tions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Se-curities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") are valued at the last reported sales price on the exchange where the security is primarily traded. Securities traded on an exchange or NMS and other securities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Securities for which market quotations are not readily available, including re-stricted securities, are valued at fair value as determined in good faith ac-cording to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, each Fund, except for U.S. Government Fund, along with certain other funds managed by Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements
To obtain short-term financing, each Fund, except for U.S. Government Fund, may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segre-gated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on secu-rities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securi-ties transactions, foreign currency related transactions and the difference be-tween the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

E. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. Forward Foreign Currency Exchange Contracts
Each Fund, except for U.S. Government Fund, may enter into forward foreign cur-rency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations un-der the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

G. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisors will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

H. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes, which are accrued as applicable.

I. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

J. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

K. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

EIMC is the investment advisor for Diversified Bond Fund, High Yield Fund and Strategic Income Fund. In return for providing investment management and admin-istrative services to the Funds, the Funds pay EIMC a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of each Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per an-num as net assets increase, to the average daily net assets of each Fund.

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to the U.S. Government Fund and is paid a management fee that is calculated daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

During the six months ended October 31, 1999, the amount of investment advisory fees waived by the investment advisor for the Strategic Income Fund was $754,663 and the impact on the Fund's expense ratio represented as a percentage of its average net asset was 0.51%.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the U.S. Government Fund are enti-tled to an annual fee based on the average daily net assets of the funds admin-istered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by ap-plying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of the Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets, of the Fund. During the six months ended October 31, 1999, the U.S. Government Fund paid or accrued for administrative and sub-administra-tive services $41,500 and $9,646, respectively.

During the six months ended October 31, 1999, the Diversified Bond Fund, High Yield Fund and Strategic Income Fund reimbursed EIMC for certain administration and accounting expenses of $23,932, $23,179 and $14,908, respectively.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distributions fees equal to 0.25% of the average daily net asset of the class, all of which is used to pay for shareholder serv-ice fees. Class B and Class C incur distribution fees equal to 1.00% of the av-erage daily net assets of each class. Of this amount 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution related costs. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the six months ended October 31, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                               Class A  Class B  Class C
                                               -------------------------
         Diversified Bond Fund................ $510,213 $201,732 $ 2,763
         High Yield Fund......................  410,423  229,500   8,631
         Strategic Income Fund................  196,625  610,280  79,252
         U.S. Government Fund.................   94,141  578,417  27,298

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective on the close of business on July 30, 1999, U.S. Government Fund ac-quired all of the assets and assumed certain liabilities of Evergreen Interme-diate Term Government Securities Fund, in an exchange for Class A, Class B, Class C, and Class Y shares of U.S. Government Fund.

Effective on the close of business on July 24, 1998, U.S. Government Fund ac-quired all of the assets and assumed certain liabilities of CoreFund Government Income Fund, in an exchange for Class A and Class Y shares of U.S. Government Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund im-mediately after the acquisition were as follows:

                                                                 Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                       Acquired Fund              Assets Acquired Shares Issued Appreciation After Acquisition
 ---------------------------------------------------------------------------------------------------------------------------
U.S. Government Fund.... Evergreen Intermediate Term Government
                          Securities Fund                        $134,184,956    $14,425,715    $677,705     $500,286,037
U.S. Government Fund.... CoreFund Government Income Fund           25,935,637      2,618,772     441,185      333,331,520

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Diversified Bond Fund

                               Six Months Ended             Year Ended
                               October 31, 1999           April 30, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............     301,132  $  4,500,969     810,400  $ 12,761,419
Automatic conversion of
 Class B shares to Class A
 shares...................           0             0   1,403,087    22,326,396
Shares issued in
 reinvestment of
 distributions............     526,309     7,815,671   1,050,314    16,640,863
Shares redeemed...........  (3,397,475)  (50,710,715) (6,059,378)  (95,987,811)
 ------------------------------------------------------------------------------
Net decrease..............  (2,570,034) $(38,394,075) (2,795,577) $(44,259,133)
 ------------------------------------------------------------------------------
Class B
Shares sold...............     312,324  $  4,658,610   1,481,322  $ 23,510,009
Automatic conversion of
 Class B shares to Class A
 shares...................           0             0  (1,403,103)  (22,326,396)
Shares issued in
 reinvestment of
 distributions............      44,619       663,185     112,383     1,783,925
Shares redeemed...........    (571,555)   (8,527,818) (1,768,907)  (28,085,274)
 ------------------------------------------------------------------------------
Net decrease..............    (214,612) $ (3,206,023) (1,578,305) $(25,117,736)
 ------------------------------------------------------------------------------
Class C
Shares sold...............      37,027  $    556,260     138,285  $  2,182,664
Shares reinvestment of
 distributions............         774        11,502         515         8,103
Shares redeemed...........     (31,267)     (467,080)   (107,994)   (1,704,992)
 ------------------------------------------------------------------------------
Net increase..............       6,534  $    100,682      30,806  $    485,775
 ------------------------------------------------------------------------------
Class Y
Shares sold...............      60,425  $    909,167     224,176  $  3,501,809
Shares reinvestment of
 distributions............       4,210        62,369         130         2,048
Shares redeemed...........    (178,166)   (2,654,300)          0             0
 ------------------------------------------------------------------------------
Net increase (decrease)...    (113,531) $ (1,682,764)    224,306  $  3,503,857
 ------------------------------------------------------------------------------

High Yield Fund

                              Six Months Ended              Year Ended
                              October 31, 1999            April 30, 1999
                          -------------------------  --------------------------
                            Shares        Amount       Shares        Amount
 -------------------------------------------------------------------------------
Class A
Shares sold.............    5,708,962  $ 22,288,806   10,094,180  $  41,192,593
Automatic conversion of
 Class B shares to Class
 A shares...............            0             0    6,527,645     26,263,616
Shares issued in
 reinvestment of
 distributions..........    2,128,825     8,333,185    4,394,074     18,091,076
Shares redeemed.........  (14,855,697)  (58,307,653) (26,735,454)  (111,365,821)
 -------------------------------------------------------------------------------
Net decrease............   (7,017,910) $(27,685,662)  (5,719,555) $ (25,818,536)
 -------------------------------------------------------------------------------
Class B
Shares sold.............    1,361,323  $  5,365,186    5,817,765  $  24,157,421
Automatic conversion of
 Class B shares to Class
 A shares...............            0             0   (6,527,509)   (26,263,616)
Shares issued in
 reinvestment of
 distributions..........      222,116       870,796      634,514      2,622,487
Shares redeemed.........   (1,943,331)   (7,645,934)  (9,466,402)   (40,138,947)
 -------------------------------------------------------------------------------
Net decrease............     (359,892) $ (1,409,952)  (9,541,632) $ (39,622,655)
 -------------------------------------------------------------------------------
Class C
Shares sold.............       56,726  $    222,732      557,106  $   2,273,186
Shares issued in
 reinvestment of
 distributions..........        8,561        33,532       14,724         60,244
Shares redeemed.........     (146,798)     (582,503)    (334,216)    (1,416,061)
 -------------------------------------------------------------------------------
Net increase
 (decrease).............      (81,511) $   (326,239)     237,614  $     917,369
 -------------------------------------------------------------------------------
Class Y
Shares sold.............      253,352  $  1,000,373    2,455,775  $  10,680,805
Shares reinvestment of
 distributions..........        1,291         5,035       75,454        302,298
Shares redeemed.........     (300,027)   (1,193,126)  (1,489,709)    (5,961,177)
 -------------------------------------------------------------------------------
Net increase
 (decrease).............      (45,384) $   (187,718)   1,041,520  $   5,021,926
 -------------------------------------------------------------------------------

Strategic Income Fund

                               Six Months Ended             Year Ended
                               October 31, 1999           April 30, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............   4,021,631  $ 26,415,046   4,490,832  $ 31,196,519
Automatic conversion of
 Class B shares to Class A
 shares...................           0             0     106,795       731,977
Shares issued in
 reinvestment of
 distributions............     719,510     4,682,352   1,347,956     9,273,511
Shares redeemed...........  (5,423,948)  (35,410,967) (8,900,411)  (61,611,376)
 ------------------------------------------------------------------------------
Net decrease..............    (682,807) $ (4,313,569) (2,954,828) $(20,409,369)
 ------------------------------------------------------------------------------
Class B
Shares sold...............   3,059,804  $ 20,145,970   6,845,207  $ 47,103,443
Automatic conversion of
 Class B shares to Class A
 shares...................           0             0    (106,478)     (731,977)
Shares issued in
 reinvestment of
 distributions............     442,566     2,888,363     630,620     4,349,322
Shares redeemed...........  (2,721,248)  (17,809,937) (5,266,886)  (36,464,325)
 ------------------------------------------------------------------------------
Net increase..............     781,122  $  5,224,396   2,102,463  $ 14,256,463
 ------------------------------------------------------------------------------
Class C
Shares sold...............     776,970  $  5,126,969     840,483  $  5,711,444
Shares issued in
 reinvestment of
 distributions............      54,556       356,180     104,610       722,285
Shares redeemed...........    (876,474)   (5,756,392) (1,266,465)   (8,731,548)
 ------------------------------------------------------------------------------
Net decrease..............     (44,948) $   (273,243)   (321,372) $ (2,297,819)
 ------------------------------------------------------------------------------
Class Y
Shares sold...............      32,797  $    222,497     258,852  $  1,877,692
Shares reinvestment of
 distributions............       3,443        21,983      10,086        67,771
Shares redeemed...........     (98,509)     (644,253)   (225,476)   (1,499,725)
 ------------------------------------------------------------------------------
Net increase (decrease)...     (62,269) $   (399,773)     43,462  $    445,738
 ------------------------------------------------------------------------------

U.S. Government Fund

                               Six Months Ended             Year Ended
                               October 31, 1999           April 30, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold................  4,139,193  $ 38,745,576   5,406,579  $ 52,883,440
Shares issued in
 reinvestment of
 distributions.............    162,866     1,515,773     168,051     1,647,529
Shares redeemed............ (5,426,441)  (50,732,140) (4,877,937)  (47,734,643)
Shares issued in
 acquisition of:
 Evergreen Intermediate
  Term Government
  Securities Fund..........  6,906,702    64,243,013           0             0
 CoreFund Government Income
  Fund.....................          0             0     151,299     1,515,281
 ------------------------------------------------------------------------------
Net increase...............  5,782,320  $ 53,772,222     847,992  $  8,311,607
 ------------------------------------------------------------------------------
Class B
Shares sold................    874,122  $  8,152,642   2,842,599  $ 27,942,652
Shares issued in
 reinvestment of
 distributions.............    184,787     1,725,073     368,042     3,607,463
Shares redeemed............ (2,371,781)  (22,134,268) (3,936,185)  (38,555,032)
Shares issued in
 acquisition of Evergreen
 Intermediate Term
 Government
 Securities Fund...........    264,531     2,460,670           0             0
 ------------------------------------------------------------------------------
Net decrease............... (1,048,341) $ (9,795,883)   (725,544) $ (7,004,917)
 ------------------------------------------------------------------------------
Class C
Shares sold................     95,218  $    894,047     393,743  $  3,869,388
Shares issued in
 reinvestment of
 distributions.............      8,810        82,293      17,708       173,559
Shares redeemed............   (141,880)   (1,330,312)   (417,897)   (4,094,589)
Shares issued in
 acquisition of Evergreen
 Intermediate Term
 Government
 Securities Fund...........     29,477       274,194           0             0
 ------------------------------------------------------------------------------
Net decrease...............     (8,375) $    (79,778)     (6,446) $    (51,642)
 ------------------------------------------------------------------------------
Class Y
Shares sold................  2,196,424  $ 20,549,890   9,295,417  $ 91,002,779
Shares reinvestment of
 distributions.............    634,102     5,914,438     972,869     9,528,012
Shares redeemed............ (4,763,205)  (44,663,042) (5,686,585)  (55,568,104)
Shares issued in
 acquisition of:
 Evergreen Intermediate
  Term Government
  Securities Fund..........  7,225,005    67,207,079           0             0
 CoreFund Government Income
  Fund.....................          0             0   2,467,473    24,420,356
 ------------------------------------------------------------------------------
Net increase...............  5,292,326  $ 49,008,365   7,049,174  $ 69,383,043
 ------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 1999:

                               Cost of Purchases        Proceeds from Sales
                           ------------------------ ------------------------
                               U.S.       Non-U.S.       U.S.       Non-U.S.
                            Government   Government   Government   Government
                           ---------------------------------------------------
          Diversified
           Bond Fund.....  $233,369,001 $177,535,481 $186,378,034 $274,377,549
          High Yield
           Fund..........    13,998,563  193,945,959   13,398,016  227,405,164
          Strategic
           Income Fund...    84,091,148  181,661,424   72,261,605  194,710,135
          U.S. Government
           Fund..........   144,463,712    2,989,849  186,519,835            0

During the six months ended October 31, 1999, the Diversified Bond Fund entered into reverse repurchase agreements. The average daily balance, weighted average interest rate and maximum amount outstanding were as follows:

                                Average Daily   Weighted      Maximum
                                   Balance       Average       Amount
                                 Outstanding  Interest Rate Outstanding*
                                ----------------------------------------
         Diversified Bond
          Fund.................   3,919,188       5.15%     $17,022,902

         -------
         * The Maximum Amount Outstanding under reverse repurchase agreements includes accrued interest.

The Diversified Bond Fund, High Yield Fund and Strategic Income Fund loaned se-curities during the six months ended October 31, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At October 31, 1999, the value of securities on loan and the value of collateral (including accrued interest) amounted to the following:

                                                   Value of
                                                  Securities   Value of
                                                    on Loan   Collateral
                                                -------------------------
         Diversified Bond Fund................... $ 8,634,757 $ 8,861,950
         High Yield Fund.........................  45,193,538  46,457,304
         Strategic Income Fund...................   7,316,243   7,478,802

During the six months ended October 31, 1999, the Diversified Bond Fund, High Yield Fund and Strategic Income Fund earned $10,509, $47,019 and $11,955, re-spectively, in income from securities lending.

On April 30, 1999, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                                     Expiring April 30,
                  Capital Loss -----------------------------------------------------------------------------------------------
                   Carryover       2000        2001        2002         2003        2004        2005       2006       2007
                 -------------------------------------------------------------------------------------------------------------
Diversified Bond
 Fund...........  $ 75,808,000 $        --  $19,436,000 $ 6,153,000 $ 28,736,000 $20,012,000 $      --  $      --  $ 1,471,000
High Yield
 Fund...........   293,910,000  122,350,000         --   44,605,000  105,957,000         --         --         --   20,998,000
Strategic Income
 Fund...........    71,841,000    2,867,000  23,289,000   3,223,000    7,390,000  35,072,000        --         --          --
U.S. Government
 Fund...........    24,521,000          --    1,978,000   6,522,000    3,703,000   2,973,000  3,820,000  3,370,000   2,155,000

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                                -------------------------
         Diversified Bond Fund..................   $19,789      0.00%
         High Yield Fund........................    15,319      0.00%
         Strategic Income Fund..................    12,571      0.01%
         U.S. Government Fund...................     7,917      0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent was entitled to a fee of $20,000 per annum which was allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provided an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "lend-ers") entered into a credit agreement. Under this agreement, the Lenders pro-vide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary of emergency purposes to fund the redemption of their shares or a general working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

The Funds did not borrow under these agreements during the six months ended Oc-tober 31,1999.

11. YEAR 2000

The Funds' investment advisors and other service providers have given represen-tations of readiness and are continuing to take steps to address any year 2000-related computer problems. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                EVERGREEN FUNDS


Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Municipal Income Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund
High Income Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Capital Income and Growth Fund

Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth

Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund Masters Fund
Omega Fund Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line

800.346.3858

Investor Services

800.343.2898

www.evergreen-funds.com

68805                                                           541075  12/99

                                                         -------------
[LOGO OF EVERGREEN FUNDS]                                  BULK RATE
                                                         U.S. POSTAGE
                                                             PAID
200 Berkeley Street                                      PERMIT NO. 19
Boston, MA 02116                                          HUDSON, MA
                                                         -------------

                                  Annual Report
                            as of September 30, 1999



                                    Evergreen
                                                   Equity and Fixed Income Funds



                                     [LOGO]

                                Table of Contents

Letter to Shareholders .....................................     1

Evergreen Capital Balanced Fund
(formerly Mentor Balanced Portfolio)
  Fund at a Glance .........................................     2
  Portfolio Manager Interview ..............................     3

Evergreen Capital Growth Fund
(formerly Mentor Capital Growth Portfolio)
  Fund at a Glance .........................................     7
  Portfolio Manager Interview ..............................     8

Evergreen Capital Income and Growth Fund
(formerly Mentor Income and Growth Portfolio)
  Fund at a Glance .........................................    11
  Portfolio Manager Interview ..............................    12

Evergreen Growth Fund
(formerly Mentor Growth Portfolio)
  Fund at a Glance .........................................    16
  Portfolio Manager Interview ..............................    17

Evergreen High Income Fund
(formerly Mentor High Income Portfolio)
  Fund at a Glance .........................................    20
  Portfolio Manager Interview ..............................    21

Evergreen Municipal Income Fund
(formerly Mentor Municipal Income Portfolio)
  Fund at a Glance .........................................    24
  Portfolio Manager Interview ..............................    25

Evergreen Quality Income Fund
(formerly Mentor Quality Income Portfolio)
  Fund at a Glance .........................................    27
  Portfolio Manager Interview ..............................    28

Evergreen Short-Duration Income Fund
(formerly Mentor Short-Duration Income Portfolio)
  Fund at a Glance .........................................    30
  Portfolio Manager Interview ..............................    31

Financial Highlights

  Evergreen Capital Balanced Fund ..........................    24
  Evergreen Capital Growth Fund ............................    36
  Evergreen Capital Income and
  Growth Fund ..............................................    38
  Evergreen Growth Fund ....................................    40
  Evergreen High Income Fund ...............................    42
  Evergreen Municipal Income Fund ..........................    43
  Evergreen Quality Income Fund ............................    45
  Evergreen Short-Duration Income Fund .....................    47

Schedule of Investments

  Evergreen Capital Balanced Fund ..........................    49
  Evergreen Capital Growth Fund ............................    52
  Evergreen Capital Income and
  Growth Fund ..............................................    53
  Evergreen Growth Fund ....................................    55
  Evergreen High Income Fund ...............................    57
  Evergreen Municipal Income Fund ..........................    62
  Evergreen Quality Income Fund ............................    66
  Evergreen Short-Duration Income Fund .....................    69

Statements of Assets and Liabilities .......................    72

Statements of Operations ...................................    74

Statements of Changes in Net Assets ........................    76

Combined Notes to Financial
Statements .................................................    80

Independent Auditors' Report ...............................    93

Additional Information .....................................    94


                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

  Mutual Funds:     NOT FDIC INSURED     May lose value . Not bank guaranteed

                           Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 November 1999


   [PHOTO]
William M. Ennis
President and CEO


Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Equity and Fixed Income Funds annual report, which covers the twelve-month period ended September 30, 1999.

Uncertainty over Interest Rates Influences the Markets

Although the U.S. economy is in the ninth year of economic expansion, many believe that valuation levels in some sectors of the stock market are just not sustainable. The S&P 500 continued to advance in the first half of 1999, dominated by the performance of a very small group of large-cap stocks. By the 3rd quarter of 1999, rising interest rates dampened performance of stocks across the board. Investors' inflation fears and continued doubts about the ability of U.S. companies to sustain significant growth in earnings prompted an October sell-off.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. Additional interest rate hikes would likely have a negative effect on stock prices, which could restrain consumer spending; however, many investors are waiting for just such a scenario to take place, so they can take advantage of lower stock prices as a buying opportunity. Bonds appear relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We remain cautiously optimistic about the prospects for continued growth in the markets.

Evergreen Funds is Ready for the Year 2000/1/

We have been addressing the Year 2000 challenge since February of 1996 and have committed the time, resources and people necessary to prepare for any ramifications from the millennium bug. Today, we are confident that our preparations will enable us to continue to deliver the high-quality Evergreen products and services on which our shareholders rely. In addition, Evergreen portfolio managers have placed great emphasis on monitoring portfolios for Y2K readiness.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.



/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN                    (formerly Mentor
                              Capital Balanced Fund          Balanced Portfolio)

                   Fund at a Glance as of September 30, 1999

                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------

                     [PHOTO]                        [PHOTO]

                       John                        P.Michael
                     Davenport                       Jones
                  Tenure: June 1994            Tenure: June 1994

                            CURRENT INVESTMENT STYLE/1/


[GRAPHICS]



Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Effective October 18, 1999, shareholders of Mentor Balanced Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Capital Balanced Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

Historical performance shown for Classes A and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25% and for Class B are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.


                             PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 6/21/1994           Class A    Class B    Class Y
Class Inception Date                         9/16/1998  6/21/1994  9/16/1998
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                         6.19%      7.87%      n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                         12.67%     11.87%     12.91%
 -------------------------------------------------------------------------------
3 years                                         14.56%     16.11%     16.93%
 -------------------------------------------------------------------------------
5 years                                         16.03%     17.25%     17.47%
 -------------------------------------------------------------------------------
Since Portfolio Inception                       15.53%     16.68%     16.88%
 -------------------------------------------------------------------------------
Maximum Sales Charge                             5.75%      4.00%      n/a
                                              Front End     CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share             $0.22      $0.14      $0.28
 -------------------------------------------------------------------------------
12-month capital gain distributions per share   $0.05      $0.05      $0.05
 -------------------------------------------------------------------------------
*    Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                    [GRAPH]



Consumer Price Index - US                S & P 500    Lehman Brothers Aggregate Bond Index     Class B
                   10,000                  10,000                                   10,000       9,427
                   10,095                  10,487                                   10,061       9,733
                   10,351                  13,604                                   11,476      11,540
                   10,662                  16,372                                   12,038      13,617
                   10,892                  22,989                                   13,211      17,235
                   11,054                  25,044                                   14,727      19,279
                   11,318                  31,673                                   14,674      21,722


Comparison of a $10,000 investment in the Evergreen Capital Balanced Fund Class B/2/ shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Standard & Poor's 500 Stock Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the twelve-month period ended September 30, 1999, the Evergreen Capital Balanced Fund's return for the Fund's Class B shares was 11.87%, compared with returns for the fund's benchmarks, the S&P 500 and Lehman Brothers Aggregate Bond Index, of 27.80% and -0.37%, respectively. During this same twelve-month period, the average balanced fund had a return of 12.56% as measured by Lipper Inc., an independent monitor of mutual fund performance. These returns are before the deduction of any applicable sales charges.

                                    Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/1999)

Total Net Assets                                                    $357,528,412
 -------------------------------------------------------------------------------
Number of Holdings                                                            86
 -------------------------------------------------------------------------------
P/E Ratio                                                                  22.0x
 -------------------------------------------------------------------------------
Beta                                                                        0.56
 -------------------------------------------------------------------------------

What was the investment environment like over the past year?

Even though the U.S. economy has enjoyed its ninth year of economic expansion, there are signs that many equity market sectors have reached relatively high valuation levels. Early in the year, it was relatively easy for many companies to show significant growth in year-over-year earnings and the market rewarded this news with record valuation levels. This was the case during the fourth quarter of 1998 when the S&P 500 Index returned 21.30%, the highest return of any single quarter since first quarter of 1987.

As the year progressed, it became apparent that companies are finding it more difficult to sustain significant growth in earnings and support their valuation levels. After advancing in the first and second quarters of 1999, the S&P's total return was negative in the third quarter when it lost 6.24%. The backdrop of the Federal Reserve Board's increasing interest rates by 0.50% in an ever-vigilant stance against inflation has put pressure on corporate earnings that will continue into the next year. Also, it appears that the Federal Reserve's actions are not over and any additional increases will make it even more difficult for companies to grow their earnings.

The past twelve months have been extremely difficult for managers of fixed-income portfolios. Inflation fears have caused interest rates to increase by 1.00% to 1.50% across all maturities, which puts 1999 on track to be the second worst year for the fixed-income markets in credit market history. Rates had moved lower in the fall of 1998 in the wake of the Russian debt crisis and the problems sustained by leveraged hedge funds. Investors demanded securities of the highest quality and liquidity and many turned to U.S. Treasuries as a result. To help re-stabilize global economies and financial markets, the world's central bankers flooded their economies with liquidity in the fourth quarter of 1998, pushing interest rates to historically low levels.

In early 1999, many investors expected fragile international economies to limit U.S. economic growth. However, due to aggressive easing by the Federal Reserve and other central banks, the U.S. economy remained robust and growth in many global economies was faster and more durable than anticipated. Market sentiment shifted from concerns that weak international growth would dampen the U.S. economy, to concerns

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

that an overheated economy would accelerate inflation and prompt the need for a more restrictive monetary policy. By September 30, 1999, the Federal Reserve Board had raised interest rates twice.

In the equity markets, recent months have brought an increasingly narrow market focus on industry sectors experiencing positive price movement. Early this year, the primary focus was on shares of technology and several of the mega-cap companies. In the early spring, the attention switched to value and cyclical issues. Recently, the focus has swung back to technology companies, quite often at the expense of other sectors. Of the eleven major S&P industry sectors, only five have posted positive returns so far in calendar 1999. Technology has been by far the best performing industry sector, with its 1999 calendar year-to-date return of 24.5%, as measured by S&P. Other sectors with positive returns include energy, capital goods, communication services, and basic materials. Of these five sectors, only technology and communication services are traditionally characterized as growth industries.

                            Top 5 Industries - Equity
                            -------------------------
                         (as a percentage of net assets)

Business Equipment & Services                                               7.9%
 -------------------------------------------------------------------------------
Healthcare Products & Services                                              5.9%
 -------------------------------------------------------------------------------
Information Services & Technology                                           4.7%
 -------------------------------------------------------------------------------
Banks                                                                       4.3%
 -------------------------------------------------------------------------------
Finance & Insurance                                                         4.1%
 -------------------------------------------------------------------------------

How did you manage the asset allocation between stocks and bonds?

In view of an anticipated decline in the growth rate of corporate earnings, we have lowered the Fund's equity allocation over the past twelve months from a high of 63% to a low of 46%. This defensive posture helps to protect the value of Fund assets in a time of uncertainty about domestic economic growth, earnings, and interest rate levels.


                             Top 10 Equity Holdings
                             ----------------------
                         (as a percentage of net assets)

Computer Sciences Corp.                                                     2.5%
 -------------------------------------------------------------------------------
Tyco International Ltd..                                                    2.5%
 -------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                      2.4%
 -------------------------------------------------------------------------------
Sysco Corp.                                                                 2.4%
 -------------------------------------------------------------------------------
Intel Corp.                                                                 2.2%
 -------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                             2.2%
 -------------------------------------------------------------------------------
Johnson & Johnson                                                           2.1%
 -------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    2.1%
 -------------------------------------------------------------------------------
Interpublic Group of Companies, Inc.                                        2.0%
 -------------------------------------------------------------------------------
First Data Corp.                                                            2.0%
 -------------------------------------------------------------------------------

What were some of the strategies that were used in managing the fixed-income portion of the Fund's portfolio?


For the Fund's fixed-income investments, our fund management team's objective is to seek a high level of long-term total return consistent with the preservation of capital. The managers make investments in a well-diversified portfolio of mainly U.S. government and agency securities, corporate securities, mortgage-backed securities, asset-backed securities and cash instruments.

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

Aside from increasing the overall fixed-income allocation to the current 42% level, we have employed two major portfolio management strategies to enhance the Fund's performance over the past twelve months.

The first strategy was to move some of the fixed-income assets into high yield securities. These purchases were concentrated in solid cable and telecommunication issues. These securities fell to distressed levels during the market turmoil that characterized the fall of 1998. The Fund had virtually no exposure to this area going into last fall and quickly built a position of approximately 2% of the entire portfolio. As credit markets recovered somewhat in 1999, these sectors were among the first to see the benefits.

The second strategic move was to build liquidity throughout the second quarter of 1999. The Fund's position in 30-year U.S. Treasuries and cash was increased substantially during this period. This barbell positioning was designed to benefit from a flattening yield curve. In addition, by adding cash and Treasury securities, the fixed-income portion of the Fund was positioned to benefit should Y2K-related bond supply pressures cause spread products, e.g., high yield corporate securities, mortgage-backed and asset-backed securities, to underperform. Both aspects of this position paid off during the summer when the yield curve flattened by about 25 basis points and yield spreads on investment grade corporate bonds and mortgage-backed securities approached all time highs. These trades were reversed during August and as a result the Fund benefited from the spread tightening witnessed in investment grade issues and mortgage-backed securities throughout September.


                            Top 5 Industries - Bonds
                            ------------------------
                         (as a percentage of net assets)

U.S. Government Agency Obligations               24.4%
 -----------------------------------------------------
Asset-Backed Securities                           5.0%
 -----------------------------------------------------
Finance & Insurance                               2.9%
 -----------------------------------------------------
Telecommunication Services & Equipment            1.4%
 -----------------------------------------------------
Utilities--Electric                               1.2%
 -----------------------------------------------------

                               Top 5 Bond Holdings
                               -------------------
                         (as a percentage of net assets)

                             Coupon    Maturity
                             ------    --------
FNMA                         7.5%        9/1/2029      7.0%
 ----------------------------------------------------------
FNMA                         7.0%        9/1/2014      4.6%
 ----------------------------------------------------------
FNMA                         7.0%        8/1/2029      4.2%
 ----------------------------------------------------------
FNMA                         6.5%        4/1/2014      2.9%
 ----------------------------------------------------------
U.S. Treasury Bonds          6.5%      11/15/2026      2.7%
 ----------------------------------------------------------

What is your outlook?

Even though the domestic economy continues to be strong, it appears that U.S. corporations are beginning to enter into a period where it will be much more difficult to show significant sustained growth in revenues and earnings on a year-over-year basis. In general, corporate operating and net margins have expanded to historically high levels and it will be difficult to generate significant additional efficiencies or economies. As we move into the year 2000, we believe the earnings growth rates of S&P companies will begin to decline to the single digits.

                                   EVERGREEN
                              Capital Balanced Fund
                          Portfolio Manager Interview

Also, the Federal Reserve Board's recent moves increasing interest rates to stem inflationary pressures do not appear to be over and we anticipate additional increases in coming weeks. Federal Reserve Board chairman, Alan Greenspan, has made it clear that he views current equity asset valuation levels to be at risky levels and would like to see the market refrain from any additional substantial upside movement in the near term. We believe the Federal Reserve Board will move decisively to stem unabated positive equity market momentum and to squelch any perceived inflationary conditions.

The Fund's equity investment style of investing in high quality companies with strong growth levels at reasonable prices should perform well on a relative basis in this environment. Our growth at a reasonable-price philosophy should tend to outperform the S&P 500 when the fundamental strengths of the companies in the Fund's portfolio rise above general market emotion and sentiment.

We believe fixed-income investments currently provide very attractive relative valuation and offer the potential for solid long-term returns. "Real" interest rates (the rate earned by investors in excess of inflation) are high by historical standards. Value is further enhanced by current yield advantages provided by mortgage-backed securities and corporate issues. We also continue to look for other opportunities in high yield securities for the fixed-income portion of the Fund's portfolio.

                                   EVERGREEN            (formerly Mentor Capital
                              Capital Growth Fund              Growth Portfolio)
                   Fund at a Glance as of September 30, 1999


                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------

                        [PHOTO]                 [PHOTO]
                      John Davenport           Steve Certo
                   Tenure:December 1992     Tenure:June 1997


                        [PHOTO]                 [PHOTO]
                      E.Craig Dauer          John Jordan,III
                     Tenure:June 1999       Tenure:June 1999


                                  [PHOTO]
                              Richard Skeppstrom
                              Tenure:December 1992

                            CURRENT INVESTMENT STYLE/1/


[GRAPHIC]


Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/    Source: 1999 Morningstar, Inc.

                            PERFORMANCE AND RETURNS/2/
Portfolio Inception Date: 4/29/1992            Class A     Class B      Class Y
Class Inception Date                         4/29/1992   4/29/1992   11/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                        13.29%      15.08%        n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                         20.21%      19.08%       20.57%
 -------------------------------------------------------------------------------
3 years                                         19.13%      20.08%        n/a
 -------------------------------------------------------------------------------
5 years                                         20.42%      20.80%        n/a
 -------------------------------------------------------------------------------
Since Class Inception                           14.44%      14.52%       16.60%
 -------------------------------------------------------------------------------
Maximum Sales Charge                             5.75%       4.00%        n/a
                                              Front End      CDSC
 -------------------------------------------------------------------------------
12-month capital gain distributions per share   $2.55       $2.55        $2.55
 -------------------------------------------------------------------------------
*    Adjusted for maximum applicable sales charges unless noted.

                                    [GRAPH]

  Consumer Price Index - US               S & P 500             Class A
                   10,000                  10,000                  9,422
                   10,129                  10,193                  9,496
                   10,401                  11,514                 10,275
                   10,710                  11,939                 10,135
                   10,982                  15,488                 12,180
                   11,312                  18,639                 15,180
                   11,556                  26,172                 20,460
                   11,728                  28,512                 22,653
                   12,007                  36,059                 27,230


Comparison of a $10,000 investment in Evergreen Capital Growth Fund's Class A2 shares, versus a similar investment in the Standard and Poor's 500 Index (S&P
500), and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Returns reflect expense limits previously in effect, without which returns would have been lower. Effective October 25, 1999, shareholders of Mentor Capital Growth Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Capital Growth Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                   EVERGREEN
                              Capital Growth Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the twelve-month period ended September 30, 1999, the Evergreen Capital Growth Fund had good returns in the face of an increasingly difficult equity market environment for active fund managers. The total return for the Fund's Class A shares was 20.21% for this period compared to a return of 27.80% for the Fund's benchmark, the S&P 500. These returns are before deduction of any applicable sales charges.

During this same twelve-month period, however, the average multi-cap core fund had a return of 25.29% as measured by Lipper, Inc., an independent monitor of mutual fund performance. The long-term historical performance of the Fund has been strong. Over the 3-year and 5-year periods ended September 30, 1999, the total returns of the Fund's Class A shares, were 19.13% and 20.42%, respectively. This compares favorably to the Lipper average returns of 17.78% and 19.03% for the same periods.


                                    Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/1999)

Total Net Assets                             $538,972,618
 --------------------------------------------------------
Number of Holdings                                     25
 --------------------------------------------------------
P/E Ratio                                           21.9x
 --------------------------------------------------------
Beta                                                 0.91
 --------------------------------------------------------

How would you describe the basic investment strategy of the Capital Growth Fund?

Our strategy is to invest in a "core" group of high quality companies that have earnings growth rates that exceed the average of the S&P 500. The primary criteria for this strategy are: (1) established businesses with proven management, (2) predictable and sustainable above-average earnings growth rates of about 15% per annum, (3) attractive relative valuation, and (4) adequate industry diversification. This "core" strategy avoids market valuation extremes that may include on one hand high price/earnings ratio, high momentum, and high-risk companies, and also the stocks of lower quality, cyclical, and unpredictable companies (often called "value stocks"). The Fund's management team seeks to produce superior, risk-adjusted, long-term returns by focusing on the fundamental strengths of the specific companies the Fund owns, rather than on momentum, technical, or emotional factors which can be attributed to the general market.

At any given time, the Fund's portfolio tends to hold 25 to 30 stocks with an average risk profile that is lower than the S&P 500, as measured by beta.

What was the investment environment like over the past year?

Even though the U.S. economy is enjoying its ninth year of economic expansion, there are signs that many equity market sectors have reached relatively high valuation levels. Early in the year, it was relatively easy for many companies to show significant growth in year-over-year earnings and the market rewarded this news with record price and valuation levels.

                                   EVERGREEN
                              Capital Growth Fund
                          Portfolio Manager Interview

This was the case during the fourth quarter of 1998, during which the S&P 500 returned 21.30%, the highest return of any single quarter since first quarter of 1987.

As the year progressed, it became apparent that many companies were finding it more difficult to sustain significant growth in earnings to support their valuation levels. After advancing in the first and second quarters of 1999, the S&P's total return was negative in the third quarter when it lost 6.24%. The backdrop of the Federal Reserve Board increasing interest rates by 0.50% in an ever-vigilant stance against inflation has put pressure on corporate earnings that will continue into the next year. Also, it appears that the actions of the Federal Reserve are not over and any additional increases will make it even more difficult for companies to grow their earnings.

Recent months have brought an increasingly narrow market focus on industry sectors experiencing positive price movement. Early this year, the primary interest was on technology and several of the mega-cap companies. In the spring, the attention switched to value and cyclical stocks. Recently, the focus has swung back to technology companies, quite often at the expense of other sectors. Of the eleven major S&P industry sectors, only five have posted positive returns so far in 1999. Technology has been by far the best performing industry sector, as its 1999 calendar year-to-date return has been 24.5% as measured by S&P. Other sectors with positive returns include energy, capital goods, communication services, and basic materials. Of these five sectors, only technology and communication services are traditionally characterized as growth industries.


                                 Top 10 Holdings
                                 ---------------
                         (as a percentage of net assets)

Sysco Corp.                                        4.9%
 ------------------------------------------------------
Computer Sciences Corp.                            4.9%
 ------------------------------------------------------
Tyco International Ltd..                           4.6%
 ------------------------------------------------------
Interpublic Group of Companies, Inc.               4.4%
 ------------------------------------------------------
AMFM, Inc.                                         4.3%
 ------------------------------------------------------
Automatic Data Processing, Inc.                    4.3%
 ------------------------------------------------------
Intel Corp.                                        4.1%
 ------------------------------------------------------
Sun Microsystems, Inc.                             3.9%
 ------------------------------------------------------
Illinois Tool Works, Inc.                          3.9%
 ------------------------------------------------------
American Express Co.                               3.9%
 ------------------------------------------------------

What were some of the individual companies that contributed to the Fund's performance for the year?

Six of the Fund's present twenty-five holdings have provided returns of greater than 50% during the past twelve months. The top performers were Sun Microsystems Inc. with a gain of 273.4%, Tyco International with a gain of 86.9%, First Data Corp. with a gain of 86.7%, AMFM Inc. with a gain of 82.0%, American Express Co. with a gain of 73.9%, and Interpublic Group Co. with a gain of 52.5%. Also, several of the sales from the Fund's portfolio during the year were significant positive contributors. These include Computer Associates Intl., Clear Channel Communications, WW Grainger Inc., Royal Caribbean Cruises Ltd., and Bank of America. As a group, the Fund's technology and financial services holdings provided good returns.

                                   EVERGREEN
                              Capital Growth Fund
                          Portfolio Manager Interview

In September we experienced some disappointments primarily from companies that have been unable to efficiently manage and integrate significant acquisitions. The Fund moved to quickly sell these stocks which included Waste Management, Newell Rubbermaid, and UNUM Provident Corp., all at losses. Two other recent disappointments we sold are American Home Products and Xerox Corp. Some recent purchases we expect to be strong future contributors are Intel Corp., Kimberly-Clark, and Albertsons Inc.


                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

Business Equipment & Services                     16.3%
 ------------------------------------------------------
Healthcare Products & Services                    11.3%
 ------------------------------------------------------
Finance & Insurance                               10.1%
 ------------------------------------------------------
Information Services & Technology                  8.1%
 ------------------------------------------------------
Banks                                              7.2%
 ------------------------------------------------------

What is your outlook?

Even though the domestic economy continues to be strong, it appears that U.S. corporations are beginning to enter into a period where it will be much more difficult to show significant sustained growth in revenues and earnings on a year-to-year basis. In general, corporate operating and net margins have expanded to historically high levels and it will be difficult to generate significant additional efficiencies or economies. As we move into the year 2000, we believe the earnings growth rates of S&P companies will begin to decline to the single digits.

Also, the Federal Reserve Board's recent moves increasing interest rates to stem inflationary pressures do not appear to be over and we anticipate additional increases in coming weeks. Federal Reserve Board chairman, Alan Greenspan, has made it clear that he views current equity asset valuations to be at risky levels and would like to see the market refrain from any additional substantial upside movement in the near term. We believe the Federal Reserve Board will move decisively to stem unabated positive equity market momentum and to squelch any perceived inflationary conditions.

The Fund's style of investing in high quality companies with strong growth levels at reasonable prices should perform well on a relative basis in this environment. We believe our growth at a reasonable price philosophy should outperform the S&P 500 when the fundamental strengths of the companies in the Fund's portfolio rise above general market emotion and sentiment.

                                  EVERGREEN              (formerly Mentor Income
                         Capital Income and Growth Fund    and Growth Portfolio)
                   Fund at a Glance as of September 30, 1999

                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------

                        [PHOTO]               [PHOTO]
                          John               P. Michael
                       Davenport               Jones
                    Tenure: July 1999      Tenure: July 1999

 -------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------


[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Returns reflect expense limits previously in effect, without which returns would have been lower. Effective October 25, 1999, shareholders of Mentor Income and Growth Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Capital Income and Growth Fund. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within one year of their purchase. Class A and Class C shares are also assessed a distribution fee at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                            PERFORMANCE AND RETURNS/2/
Portfolio Inception Date: 5/24/1993          Class A       Class B      Class Y
Class Inception Date                        5/24/1993     5/24/1993   11/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                        1.65%         3.06%        n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                         7.85%         7.06%       8.21%
 -------------------------------------------------------------------------------
3 years                                         9.51%        10.06%        n/a
 -------------------------------------------------------------------------------
5 years                                        12.90%        13.28%        n/a
 -------------------------------------------------------------------------------
Since Class Inception                          12.04%        12.28%       8.33%
 -------------------------------------------------------------------------------
Maximum Sales Charge                            5.75%         4.00%        n/a
                                              Front End      CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share            $0.51         $0.38       $0.17
 -------------------------------------------------------------------------------
12-month capital gain distributions per share  $0.98         $0.98       $0.98
 -------------------------------------------------------------------------------
*    Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH


                                    [GRAPH]

Consumer Price Index - US      S & P 500     Lehman Brothers Aggregate Bond Index     Class A
                   10,000         10,000                                   10,000       9,424
                   10,062         10,288                                   10,447       9,901
                   10,361         10,668                                   10,110      10,549
                   10,624         13,839                                   11,532      12,368
                   10,943         16,654                                   12,097      14,733
                   11,179         23,385                                   13,275      17,992
                   11,345         25,476                                   14,799      19,037
                   11,616         32,219                                   14,745      20,532






Comparison of a $10,000 investment in Evergreen Capital Income and Growth Fund Class A/2/ shares, versus a similar investment in the Standard & Poor's 500 Stock Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBABI), and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                        Capital Income and Growth Fund
                          Portfolio Manager Interview

How did the Portfolio perform for the year?

For the twelve-month period ended September 30, 1999, the Evergreen Capital Income and Growth Fund's Class A shares returned 7.85% in the face of rising interest rates and an increasingly difficult equity market environment for active fund managers. During the same period the fund's benchmarks, the S&P 500 and Lehman Brothers Aggregate Bond Index, returned 27.80% and -0.37%, respectively. These returns are before deduction of any applicable sales charges.

During this same twelve-month period, the average balanced fund had a return of 12.56% as measured by Lipper Inc., an independent monitor of mutual fund performance.

Prior to July 1, 1999, the Fund was sub-advised and managed by Wellington Management Company, LLP. Since July 1, 1999, the Fund has been managed by Mentor Investment Advisors, LLC.


                                   Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/1999)

Total Net Assets                             $245,409,849
 --------------------------------------------------------
Number of Holdings                                     95
 --------------------------------------------------------
P/E Ratio                                           21.7x
 --------------------------------------------------------
Beta                                                 0.49
 --------------------------------------------------------

What was the investment environment like over the past year?

Even though the U.S. economy has enjoyed its ninth year of economic expansion, there are signs that many equity market sectors have reached relatively high valuation levels. Early in the year, it was relatively easy for many companies to show significant growth in year-over-year earnings and the market rewarded this news with record price and valuation levels. This was particularly the case during the fourth quarter of 1998 when the S&P 500 Index returned 21.30%, the highest return of any single quarter since first quarter of 1987.

As the year progressed, it became apparent that companies are finding it more difficult to sustain significant growth in earnings and support their valuation levels. After advancing in the first and second quarters of 1999, the S&P's total return was negative in the third quarter when it lost 6.24%. The backdrop of the Federal Reserve Board increasing interest rates by 0.50% in an ever-vigilant stance against inflation has put pressure on corporate earnings that will continue into the next year. Also, it appears that the Federal Reserve Bank's actions are not over and any additional increases will make it even more difficult for companies to grow their earnings.

The past twelve months have been extremely difficult for managers of fixed-income portfolios. Inflation fears have caused interest rates to increase by 1.00% to 1.50% across all maturities, which puts 1999 on track to be the second worst year for the fixed-income markets in credit market history. Rates had moved lower in the fall of 1998 in the wake of the Russian debt crisis and the problems sustained by leveraged hedge funds. Investors demanded securities of the highest quality and liquidity and many turned to U.S.

                                   EVERGREEN
                        Capital Income and Growth Fund
                          Portfolio Manager Interview

Treasuries as a result. To help re-stabilize global economies and financial markets, the world's central bankers flooded their economies with liquidity in the fourth quarter of 1998, pushing interest rates to historically low levels.

In early 1999, many investors expected fragile international economies to limit U.S. economic growth. However, due to aggressive easing by the Federal Reserve and other central banks, the U.S. economy remained robust and growth of many global economies was faster and more durable than anticipated. Market sentiment shifted from concerns that weak international growth would dampen the U.S. economy, to concerns that an overheated economy would accelerate inflation and prompt the need for a more restrictive monetary policy. By September 30, 1999, the Federal Reserve Board had raised interest rates twice.

In the equity markets, recent months have brought an increasingly narrow market focus on industry sectors experiencing positive price movement. Early this year, the primary focus was on shares of technology and several of the mega-cap companies. In the early spring, the attention switched to value and cyclical issues. Recently, the focus has swung back to technology companies, quite often at the expense of other sectors. Of the eleven major S&P industry sectors, only five have posted positive returns so far in calendar 1999. Technology has been by far the best performing industry sector with a 1999 calendar year-to-date return at 24.5%, as measured by S&P. Other sectors with positive returns include energy, capital goods, communication services, and basic materials. Of these five sectors, only technology and communication services are traditionally characterized as growth industries.

How did you manage the asset allocation between stocks and bonds?

In view of an anticipated decline in the growth rate of corporate earnings, we have lowered the Fund's equity allocation over the past twelve months from a high of 63% to a low of 50%. This defensive posture helps to protect the value of Fund assets in a time of uncertainty about domestic economic growth, earnings, and interest rate levels.


                               Top 5 Bond Holdings
                               -------------------
                         (as a percentage of net assets)

                             Coupon    Maturity
                             ------    --------
FNMA                          7.5%      9/1/2029     7.0%
 --------------------------------------------------------
FNMA                          7.0%      9/1/2014     3.8%
 --------------------------------------------------------
FNMA                          6.5%      4/1/2014     2.4%
 --------------------------------------------------------
U.S. Treasury Bonds          5.25%    11/15/2028     2.0%
 --------------------------------------------------------
GNMA                          6.0%    12/15/2028     1.9%
 --------------------------------------------------------

                            Top 5 Industries - Bonds
                            ------------------------
                         (as a percentage of net assets)

U.S. Government Agency Obligations              24.0%
 ----------------------------------------------------
Finance & Insurance                              2.4%
 ----------------------------------------------------
Asset-Backed Securities                          2.2%
 ----------------------------------------------------
Sovereign Government                             2.0%
 ----------------------------------------------------
Treasury Notes &Bonds                            2.0%
 ----------------------------------------------------

                                   EVERGREEN
                         Capital Income and Growth Fund
                          Portfolio Manager Interview

What were some of the strategies that were used in managing the fixed-income portion of the portfolio?

Aside from increasing the overall fixed-income allocation to the current 41% level, we have employed two major portfolio management strategies to enhance the Fund's performance over the past twelve months.

The first strategy was to move some of the fixed-income assets into high yield securities. These purchases were concentrated in solid cable and telecommunication issues. These securities fell to distressed levels during the market turmoil that characterized the fall of 1998. The Fund had virtually no exposure to this area going into last fall and quickly built a position of approximately 2% of the entire Fund's portfolio. As credit markets recovered somewhat in 1999, these sectors were among the first to see the benefits.

The second strategic move was to build liquidity throughout the second quarter of 1999. The Fund's position in 30-year U.S. Treasuries and cash was increased substantially during this period. This barbell positioning was designed to benefit from a flattening yield curve. In addition, by adding cash and Treasury securities, the fixed-income portion of the Fund's portfolio was positioned to benefit should Y2K related bond supply pressures cause spread products, e.g., high yield corporate securities, mortgage-backed and asset-backed securities, to underperform. Both aspects of this position paid off during the summer when the yield curve flattened by about 25 basis points and yield spreads on investment grade corporate bonds and mortgage-backed securities approached all time highs. These trades were reversed during August and as a result the Fund benefited from the spread tightening witnessed in investment grade issues and mortgage-backed securities throughout September.


                             Top 10 Equity Holdings
                        -------------------------------
                        (as a percentage of net assets)

Sun Microsystems, Inc.                                                      2.3%
 -------------------------------------------------------------------------------
Tyco International Ltd.                                                     2.2%
 -------------------------------------------------------------------------------
Sysco Corp.                                                                 2.1%
 -------------------------------------------------------------------------------
Computer Sciences Corp.                                                     2.0%
 -------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                             2.0%
 -------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                            2.0%
 -------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    1.8%
 -------------------------------------------------------------------------------
Interpublic Group of Companies, Inc.                                        1.7%
 -------------------------------------------------------------------------------
AMFM, Inc.                                                                  1.7%
 -------------------------------------------------------------------------------
Intel Corp.                                                                 1.7%
 -------------------------------------------------------------------------------

                           Top 5 Industries - Equity
                        -------------------------------
                        (as a percentage of net assets)

Business Equipment & Services                                               7.0%
 -------------------------------------------------------------------------------
Healthcare Products & Services                                              6.2%
 -------------------------------------------------------------------------------
Finance & Insurance                                                         6.2%
 -------------------------------------------------------------------------------
Information Services & Technology                                           5.5%
 -------------------------------------------------------------------------------
Banks                                                                       4.6%
 -------------------------------------------------------------------------------

What is your outlook?

Even though the domestic economy continues to be strong, it appears that U.S. corporations are beginning to enter into a period where it will be much more difficult to show significant sustained growth in revenues and earnings on a year-over-year basis. In general, corporate operating and net margins have expanded to historically high levels and it will be difficult to generate significant additional efficiencies or economies. As we move into the year 2000, we believe the earnings growth rates of S&P companies will begin to decline to the single digits.

Also, the Federal Reserve Board's recent moves increasing interest rates to stem inflationary pressures do not appear to be over and we anticipate additional

                                   EVERGREEN
                         Capital Income and Growth Fund
                          Portfolio Manager Interview

increases in coming weeks. Federal Reserve Board chairman, Alan Greenspan, has made it clear that he views current equity asset valuation levels to be at risky levels and would like to see the market refrain from any additional substantial upside movement in the near term. We believe the Federal Reserve Board will move decisively to stem unabated positive equity market momentum and to squelch any perceived inflationary conditions.

The Fund's equity investment style of investing in high quality companies with strong growth levels at reasonable prices should perform well on a relative basis in this environment. Our growth at a reasonable price philosophy should tend to outperform the S&P 500 when the fundamental strengths of the companies in the Fund's portfolio rise above general market emotion and sentiment.

We believe fixed-income investments currently provide very attractive relative valuation and offer the potential for solid long-term returns. "Real" interest rates (the rate earned by investors in excess of inflation) are high by historical standards. Value is further enhanced by current yield advantages provided by mortgage-backed securities and corporate issues. We also continue to look for other opportunities in high yield securities for the fixed-income portion of the Fund's portfolio.

                                    EVERGREEN
                 Growth Fund (formerly Mentor Growth Portfolio)
                   Fund at a Glanceas of September 30 , 1999

                              Portfolio Management
 -------------------------------------------------------------------------------

                     [PHOTO]                   [PHOTO]

                  Theodore Price               Jeffrey
                Tenure: April 1985       Drummond Tenure: May 1993

                                    [PHOTO]

                                  Linda Ziglar
                             Tenure: September 1991


                          CURRENT INVESTMENT STYLE/1/

[GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 4/15/1985          Class A      Class B      Class Y
Class Inception Date                         6/5/1995    4/15/1985    11/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                      7.35%        9.01%          n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                      13.90%       13.01%        14.08%
 -------------------------------------------------------------------------------
3 years                                       1.72%        2.38%          n/a
 -------------------------------------------------------------------------------
5 years                                        n/a        12.27%          n/a
 -------------------------------------------------------------------------------
10 years                                       n/a        11.07%          n/a
 -------------------------------------------------------------------------------
Since Class Inception                        12.03%       11.88%       -3.74%
 -------------------------------------------------------------------------------
Maximum Sales Charge                          5.75%        4.00%          n/a
                                          Front End         CDSC
 -------------------------------------------------------------------------------
12-month capital gain distributions per share $0.56       $0.56         $0.56
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charges unless noted.

                               LONG TERM GROWTH

                                    [GRAPH]

                      Consumer Price
                        Index - US       Russell 2000         Class B

 9/30/89                   10,000           10,000             10,000
 9/30/90                   10,616            7,285              7,258
 9/30/91                   10,976           10,569             11,326
 9/30/92                   11,304           11,532             12,397
 9/30/93                   11,608           15,356             15,691
 9/30/94                   11,952           15,767             15,927
 9/30/95                   12,256           19,450             20,447
 9/30/96                   12,624           22,005             26,209
 9/30/97                   12,896           29,308             32,671
 9/30/98                   13,088           23,733             25,280
 9/30/99                   13,400           28,259             28,568


Comparison of a $10,000 investment in Evergreen Growth Fund Class B/2/ shares, versus a similar investment in the Russell 2000 Index (Russell 2000) and the Consumer Price Index (CPI).

The Russell 2000 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Effective October 18, 1999, shareholders of Mentor Growth Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Growth Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                    EVERGREEN
                                   Growth Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Growth Fund's Class B shares returned 13.01% for the twelve-month period ended September 30, 1999. This compares to a 19.07% return for the Russell 2000. The Fund outperformed the benchmark during the fourth quarter of 1998 and the third quarter of 1999; however, during the intervening six-month period from January through June of this year the Fund trailed the index. When viewed within the context of a longer-term investment horizon the Fund has outperformed the Russell 2000 for both the five- and ten-year periods, 12.27% and 11.07% versus 12.16% and 9.89% respectively, ended September 30, 1999.


                                   Portfolio
                                Characteristics
                               -----------------
                               (as of 9/30/1999)

Total Net Assets                                                   $462,139,723
 -------------------------------------------------------------------------------
Number of Holdings                                                          120
 -------------------------------------------------------------------------------
P/E Ratio                                                                 22.6x
 -------------------------------------------------------------------------------
Beta                                                                       1.06
 -------------------------------------------------------------------------------


How would you describe the basic investment strategy of the Fund?

The Evergreen Growth Fund's management team seeks to identify fast-growing, smaller companies, with strong and consistent earnings growth, whose growth has not been fully recognized in their stock price. Purchase criteria used in picking individual stocks for inclusion in the fund include superior earnings, revenue growth, no negative revisions in quarterly earnings estimates, positive price momentum, and strong underlying financial fundamentals.

Disciplines used to establish when equities should be sold include a deterioration in earnings growth, a negative fundamental change in the outlook for the company or its industry, and significant deterioration in the price momentum of the stock. Additionally, appreciation of individual holdings to an over-weighted position (greater than 2% of the portfolio) will cause a partial reduction in position size in order to re-establish standard portfolio weighting norms. The portfolio will normally consist of between 125 and 135 securities, typically with significant weighting in the consumer cyclical, healthcare, and technology sectors of the market.

Can you review the primary factors impacting your past year's relative performance?

After a strong fourth quarter of 1998, the Fund encountered a period of lackluster performance for most of the first half of 1999. Factors primarily responsible for these below average results were a lack of exposure to internet stocks and the poor performance of our healthcare holdings. Internet stocks were up approximately 100% during the first half of 1999 despite their lack of earnings and few fundamentals upon which to determine proper valuations. Before the removal of the largest internet companies from the Russell 2000, due to their size in the annual re-balancing of that index at mid-year, internet stocks had come to represent almost 10% of the index. Our requirement of established earnings streams in the companies that we purchase precluded us from investing in this hot sector of the market.

Our exposure to healthcare stocks also created a performance drag during the 1999 portion of the twelve-month period. Despite continued strong earnings, potential healthcare legislation created sufficient worries regarding Medicare reimbursement

                                    EVERGREEN
                                   Growth Fund
                          Portfolio Manager Interview

to severely depress this market sector. By late summer we had reduced our healthcare weighting in half, to approximately 10% of the portfolio.

On a positive note, earnings reports for both the first and second quarters of 1999 have shown fewer negative earnings surprises than at any other time during the last three years. This continues to emphasize to us the strong, underlying, fundamental characteristics of the Fund's holdings.

                                Top 5 Industries
                        -------------------------------
                        (as a percentage of net assets)

Electrical Equipment & Services                                           11.6%
 -------------------------------------------------------------------------------
Information Services & Technology                                         10.4%
 -------------------------------------------------------------------------------
Business Equipment & Services                                              9.6%
 -------------------------------------------------------------------------------
Healthcare Products & Services                                             8.7%
 -------------------------------------------------------------------------------
Retail & Wholesale                                                         6.7%
 -------------------------------------------------------------------------------

How is the portfolio currently positioned?

The Fund's current industry breakdown is weighted toward what we believe are the outstanding growth sectors of the economy. Technology is our heaviest weighting, with our most significant exposure within that sector to semiconductor and semiconductor equipment names. We are also maintaining a significant exposure to specialty retail, broadcast, and food company names, making the consumer sector our second largest portfolio weighting. We believe that the engine for continued moderate growth in the domestic economy will be the bargain-conscious consumer. The rapidly growing telecommunications group and energy companies are additional areas of current emphasis.

An additional item worth noting is that in reviewing the companies within our portfolio, we have discovered that the vast majority of spending needed to upgrade systems for Y2K compliance is already in place at these companies.


                                Top 10 Holdings
                        -------------------------------
                        (as a percentage of net assets)

Benchmark Electronics, Inc.                                               1.7%
 -------------------------------------------------------------------------------
Emmis Broadcasting Corp., Cl. A                                           1.7%
 -------------------------------------------------------------------------------
ITC DeltaCom, Inc.                                                        1.6%
 -------------------------------------------------------------------------------
Papa Johns International, Inc.                                            1.5%
 -------------------------------------------------------------------------------
Kemet Corp.                                                               1.5%
 -------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A                                                    1.5%
 -------------------------------------------------------------------------------
Markel Corp.                                                              1.4%
 -------------------------------------------------------------------------------
Atmel Corp.                                                               1.4%
 -------------------------------------------------------------------------------
National Commerce Bancorp                                                 1.4%
 -------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                1.3%
 -------------------------------------------------------------------------------

What is your outlook?

We believe that the recent failure of our companies to experience price appreciation in line with their earnings per share growth rates has created a tremendous valuation opportunity. At the end of the period the price-earnings on the stocks in the Fund were 22.6 times 2000 earnings estimates. This compares favorably with the historical and projected earnings growth rate of over 30% for the stocks within the portfolio. The comparison is particularly striking versus slower-growing, higher price-to-earning, large cap names that have continued to benefit in this increasingly narrowly focused market environment.

                                    EVERGREEN
                                   Growth Fund
                          Portfolio Manager Interview

The Federal Reserve's two recent moves raising short-term interest rates are, in our opinion, likely to be followed by additional modest rate hikes between now and year-end. These moves are largely unwinding the looser monetary policy instituted at the time of the Asian and a major U.S. Hedge Fund crises last fall. Despite an increasingly tight labor market and higher energy and gold prices, we believe that inflation pressures will continue to remain modest.

Our growth-at-a-reasonable-price methodology, focusing on companies with established earnings histories that trade at attractive valuations versus their rates of growth, should continue to serve us well under a variety of potential market outcomes.

                                EVERGREEN
                                                  (formerly Mentor
                                High Income Fund   High Income Portfolio)
                   Fund at a Glance as of September 30, 1999

                              Portfolio Management

                [PHOTO]                [PHOTO]
                Timothy               P. Michael
               Anderson                 Jones
           Tenure: June 1999      Tenure: June 1999


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Returns reflect expense limits previously in effect, without which returns would have been lower. Effective October 18, 1999, shareholders of Mentor High Income Portfolio Class A and Class B became owners of that number of full and fractional shares of Class A and Class C shares, respectively, of the Evergreen High Income Fund. In addition, the Evergreen Fund added new classes of shares designated as Class B and Class Y shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 6/23/1998                     Class A   Class B
Class Inception Date                                    6/23/1998 6/23/1998
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                                -0.80%    -0.26%
 -------------------------------------------------------------------------------
1 year w/o sales charge                                  4.07%     3.64%
 -------------------------------------------------------------------------------
Since Class Inception                                   -5.99%    -5.63%
 -------------------------------------------------------------------------------
Maximum Sales Charge                                     4.75%     4.00%
                                                      Front End    CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share                     $1.09     $1.02
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                    [GRAPH]


                     Consumer Price    ML High Yield Master II
    Date              Index - US             Bond Index           Class A
    ----              ----------       -----------------------    -------
   6/30/98               10,000                10,000               9,524
   9/30/98               10,037                 9,581               8,874
  12/31/98               10,055                 9,845               9,209
   3/31/99               10,123                10,025               9,493
   6/30/99               10,196                10,090               9,443
   9/30/99               10,276                 9,956               9,156


Comparison of a $10,000 investment in the Evergreen High Income Fund Class A/2/ shares, versus a similar investment in the Merrill Lynch High Yield Master II Bond Index (MLHYM2) and the Consumer Price Index (CPI).

The MLHYM2 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                High Income Fund
                          Portfolio Manager Interview

How did the Fund Perform?

Evergreen High Income Fund Class A shares produced a total return of 4.07% for the twelve-month period ended September 30, 1999, before deduction of any applicable sales charge. This compared to the Merrill Lynch High Yield Master II Bond Index, which returned 3.92% for the same period. The average return of the Lipper High Current Yield peer group stood at 4.84% for the same period.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                           $253,743,746
 ----------------------------------------------------------------------
Number of Holdings                                                  154
 ----------------------------------------------------------------------
Average Duration                                              4.3 years
 ----------------------------------------------------------------------
Effective Maturity                                            6.5 years
 ----------------------------------------------------------------------

The past twelve months were difficult for bond investors. Interest rates rose 1.00% to 1.50% in all maturities, putting 1999 on track to be the second worst year for bonds in the history of the credit markets. The Fund's fiscal year began with interest rates moving lower, however. In the fourth quarter of 1998, the Federal Reserve Board and many foreign bankers pumped liquidity into the world's economies and global financial markets to stabilize them after a turbulent summer. Russia effectively defaulted on its debt in the summer of 1998, setting off a global crisis in the credit markets. Many Wall Street firms, including one of the largest hedge funds in the U.S., had engaged in highly leveraged transactions that were linked to Russia. As their trades were unwound, bond prices spiraled lower. Hedge funds are private investment companies which typically engage in highly complex, leveraged transactions. They are not subject to the same regulations as mutual funds. Investors sought only the safest and most liquid securities, primarily U.S. Treasuries. U.S. Treasury prices soared--driving their prices higher--and demand for riskier securities waned, in a classic "flight-to-quality". As a result, the yield premium of riskier securities versus U.S. Treasuries rose dramatically. The markets stabilized in the final months of 1998, with many investors anticipating weak economic growth heading into the new year.

The U.S. economy remained robust in 1999, however, and many foreign economies experienced faster and more durable growth than investors had expected. Market sentiment reversed course. Thoughts of an overheated U.S. economy, inflationary pressures and tighter monetary policies replaced beliefs that fragile world economies would dampen U.S. economic growth. Domestic investors pushed interest rates higher; a move that was echoed by foreign investors who both shared inflationary concerns and sought to attract international cash flows. Official tightening moves followed, with the Federal Reserve Board raising interest rates twice in the summer of 1999.

Despite having limited absolute returns, high yield bonds turned in a strong relative performance compared to other fixed-income sectors. Yield premiums to U.S. Treasuries had increased substantially during the "flight-to-quality", with the yield advantages increasing with credit risk.

The situation enabled high yield bonds to outperform higher-quality counterparts when the markets stabilized and yield relationships tightened somewhat. As the Fund's fiscal year came to a close, however, a rising default rate and concerns about Y2K caused high yield bonds to give back some of their gains. Yield spreads at fiscal year end between high yield debt and Treasury bonds remained at extremely high levels by historical standards.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Communication Systems & Services                                      16.5%
 --------------------------------------------------------------------------
Telecommunication Services & Equipment                                11.3%
 --------------------------------------------------------------------------
Consumer Products & Services                                           7.7%
 --------------------------------------------------------------------------
Gaming                                                                 5.9%
 --------------------------------------------------------------------------
Oil/Energy                                                             4.9%
 --------------------------------------------------------------------------

                                   EVERGREEN
                                High Income Fund
                          Portfolio Manager Interview

How would you describe the investment strategy for the High Income Fund?

The Fund's performance was influenced by two key strategies: its substantial cash position during the decline of the high yield market and a shift in focus from yield to liquidity. The Fund held 20% of net assets in cash as the high yield market collapsed in the fall of last year, which enhanced price stability and left the Fund well positioned to reinvest at attractive yields. At the same time, however, a large percentage of the Fund was invested in securities that had provided higher yields, but limited liquidity. Although global markets recovered somewhat from the turmoil of last fall, many Wall Street firms hurt by last year's use of extensive leverage became unusually cautious about adding to their security inventories. This reluctance on the part of dealers to make markets in many types of securities limited the potential price appreciation for bonds, particularly those considered to be less liquid. Liquidity is a measure of how easily a particular security can be bought and sold, and how high the transaction costs associated with such purchases and sales will be. In light of reduced overall liquidity in the market, the liquidity of individual securities became a top priority for investors. Securities deemed to be relatively illiquid, including many owned by the Fund, incurred greater relative price losses when investors began to put increasing importance on liquidity.

As market conditions improved, we began to reduce the Fund's positions in securities with limited liquidity, replacing them with bonds that enhanced overall portfolio liquidity. This strategy included selling holdings in emerging markets and limiting international exposure to positions in the so-called "G-7" countries, particularly Canada and Great Britain. In addition to raising liquidity standards, we also have focused on bonds that we believe offer the potential for price appreciation due to credit improvement, primarily in securities rated "B". Many companies in the telecommunications and cable industries offer considerable opportunities for credit improvement due to merger and acquisition activity and an increasing number of private equity infusions. This global activity is being driven by the increasing penetration of wireless communications and the exponential growth in demand for bandwidth due to the internet. As a result, portfolio weightings were tilted toward issuers in these sectors of the market.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                     Coupon           Maturity
                                     ------           --------
King Pharmaceuticals, Inc.           10.75%          2/15/2009         1.2%
 --------------------------------------------------------------------------
Intermedia Comm.,
Step Bond                                0%          5/15/2006         1.1%
 --------------------------------------------------------------------------
Triton PCS, Inc.,
Step Bond                                0%           5/1/2008         1.1%
 --------------------------------------------------------------------------
Biovail Corp. Intl.                  10.88%         11/15/2005         1.1%
 --------------------------------------------------------------------------
Tekni Plex, Inc.                     11.25%           4/1/2007         1.0%
 --------------------------------------------------------------------------
Swift Energy Co.                     10.25%           8/1/2009         1.0%
 --------------------------------------------------------------------------
Pantry, Inc.                         10.25%         10/15/2007         1.0%
 --------------------------------------------------------------------------
Oxford Hlth. Plans, Inc.             11.00%          5/15/2005         1.0%
 --------------------------------------------------------------------------
Argosy Gaming Co.                    10.75%           6/1/2009         1.0%
 --------------------------------------------------------------------------
Centennial Cellular
Oper. Co.                            10.75%         12/15/2008         1.0%
 --------------------------------------------------------------------------

What is your outlook?

We are cautious about high yield bonds over the near term, yet extremely optimistic longer term. We expect a period of stagnation over the next few months, with investors wary of putting money into the market in advance of Y2K. Further, the high yield default rate has been rising. To some extent, the rising default rate is a natural consequence of the record supply witnessed in recent years; as securities age they are more prone to default. Other culprits leading to rising defaults include the emerging market crisis and

                                   EVERGREEN
                                High Income Fund
                          Portfolio Manager Interview

depressed commodity prices. Although rising defaults should have been expected, the increase has hurt bond prices. We believe that problems associated with Y2K will be limited and that defaults will remain confined to marginal deals put together in the aggressive environment of recent years. However, we expect liquidity to remain a prime consideration for investors in the foreseeable future.

In our opinion, high yield bonds offer very attractive relative value and tremendous opportunity for price appreciation over the longer term. "Real" interest rates--the rate earned by the investor in excess of inflation--is high by historical standards. This rate is enhanced further by the yield advantages provided by high yield bonds versus U.S. Treasuries, again high by historical standards. Some high yield bonds offer nearly double the yield of Treasuries with comparable maturities.

We are also optimistic about credit opportunities in high yield bonds, particularly in telecommunications and cable industries. Other areas of emphasis include technology manufacturers and paper producers. These industries are benefiting from improved pricing power as world economies recover from the financial shocks of recent years, and deflationary pressures are eased.

With its emphasis on liquidity and credit opportunity, we believe the Fund is well-positioned for solid returns. We look forward to continued opportunity in high yield bonds, as yield relationships return to more historical standards.

                                    EVERGREEN
                                                     (formerly Mentor Municipal
                              Municipal Income Fund   Income Portfolio)

                   Fund at a Glance as of September 30 , 1999

                              Portfolio Management

                         [PHOTO]             [PHOTO]
                         George              James
                         Kimball           Colby III

                    Tenure: June 1999    Tenure: June 1999


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Effective October 18, 1999, shareholders of Mentor Municipal Income Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Municipal Income Fund. Returns reflect expense limits previously in effect, without which returns would have been lower. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within one year of their purchase. Class A and Class C shares are also assessed a distribution fee at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 4/29/1992         Class A       Class B   Class Y
Class Inception Date                        4/29/1992    4/29/1991 1/19/1997
 -------------------------------------------------------------------------------
Average Annual Returns*
 -------------------------------------------------------------------------------
1 year with sales charge                     -8.18%      -7.62%        n/a
 -------------------------------------------------------------------------------
1 year w/o sales charge                      -3.60%      -3.93%      -3.36%
 -------------------------------------------------------------------------------
3 years                                       2.67%       3.27%        n/a
 -------------------------------------------------------------------------------
5 years                                       4.75%       5.12%        n/a
 -------------------------------------------------------------------------------
Since Class Inception                         5.32%       5.51%       2.08%
 -------------------------------------------------------------------------------
Maximum Sales Charge                          4.75%       4.00%        n/a
                                          Front End       CDSC
 -------------------------------------------------------------------------------
12-month income dividends per share          $0.69       $0.60       $0.22
 -------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charges unless noted.

                               LONG TERM GROWTH

                                    [GRAPH]

                 Consumer Price           Lehman Brothers
    Date           Index - US           Municipal Bond Index       Class A
                 --------------         --------------------       -------
   4/30/92            10,000                     10,000              9,527
   9/30/92            10,129                     10,561             10,035
   9/30/93            10,401                     11,907             11,607
   9/30/94            10,710                     11,616             11,074
   9/30/95            10,982                     12,916             12,135
   9/30/96            11,312                     13,696             12,917
   9/30/97            11,556                     14,931             14,065
   9/30/98            11,728                     16,232             15,223
   9/30/99            12,007                     16,119             14,675


Comparison of a $10,000 investment in Evergreen Municipal Income Fund Class A/2/ shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Municipal Income Fund

                          Portfolio Manager Interview

How did the Fund Perform?

For the twelve-month period ended September 30, 1999, the Fund's Class A shares returned -3.60%, before deduction of any applicable sales charges, trailing the average return produced by the Lipper General Municipal Bond Funds, which was
 3.07% for the same period. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned -0.70% for the same period.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                  $108,603,285
 -------------------------------------------------------------------------------
Number of Holdings                                                          98
 -------------------------------------------------------------------------------
Average Duration                                                     9.4 Years
 -------------------------------------------------------------------------------
Effective Maturity                                                  15.6 Years
 -------------------------------------------------------------------------------

What was the investment environment like over the past year?

Rising interest rates and dramatically changing market conditions presented a challenging environment for bond investors over the past twelve months. As the Fund's fiscal year opened, global interest rates fell in response to coordinated easing moves by the world's central bankers. At that time, the credit markets were recovering from a turbulent summer of 1998. Russia had effectively defaulted on its debt, sending shock waves throughout the international credit markets. The situation had particularly strong implications for the largest hedge fund in the United States, which announced the need for financial assistance to avoid bankruptcy. A hedge fund is a private investment account that often engages in highly complex, leveraged trading techniques, and is not subject to the same regulations as mutual funds. Investors became increasingly concerned about the far-reaching global effects of unwinding the hedge fund's trades, prompting unusually strong demand for only the safest and most liquid securities--primarily U.S. Treasuries. This "flight-to-quality" drove Treasury yields to extraordinarily low levels, and their prices correspondingly higher. At the same time, investors penalized securities with risk, forcing the yield advantages of other securities versus U.S. Treasuries to levels that were high by historical standards.

                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

Industrial Development                                                24.1%
 --------------------------------------------------------------------------
Housing - Single Family                                               16.1%
 --------------------------------------------------------------------------
Hospital                                                              12.2%
 --------------------------------------------------------------------------
General Obligation - Local                                             9.4%
 --------------------------------------------------------------------------
Water & Sewer                                                          6.4%
 --------------------------------------------------------------------------

Municipal bond prices rallied as interest rates fell, although a smaller investor audience for tax-exempt securities relative to U.S. Treasuries limited price appreciation. Also, the municipal bond market experienced record new supply in 1998, which also put a lid on rising prices. By December 1998, the combination gave municipal bonds increasing relative value versus U.S. Treasuries, however, with tax-exempt yields rivaling those of their taxable counterparts.

Many investors expected fragile international economies to weaken U.S. economic growth in 1999. However, the U.S. economy continued to show strength, and many foreign economies demonstrated faster and more durable recoveries than investors expected. Market sentiment reversed course. Investors began to watch for signs of excessive growth and inflationary pressures, pushing interest rates higher in anticipation of a more restrictive monetary policy. Many foreign interest rates followed suit, as international investors shared concerns about inflation and also sought to attract global cash flows. In the summer of 1999, investor expectations were realized when the Federal Reserve Board did, in fact, raise interest rates.

                                   EVERGREEN
                             Municipal Income Fund

                          Portfolio Manager Interview

Municipal bonds outperformed U.S. Treasuries as interest rates rose. On an annualized basis year-to-date, municipal bond supply fell by over 20% in 1999, relieving pressure and allowing prices to improve. Further, while municipal bonds were still attractively priced by historical standards, their yield relationship to Treasuries began to return to more normal levels. This enabled prices to rise further.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                Coupon     Maturity
                                ------     --------
Jefferson Cnty., CO RB           5.00%   11/1/2018   2.5%
 --------------------------------------------------------
Wisconsin Hsg. & EDA RB          5.75%    4/1/2030   2.2%
 --------------------------------------------------------
American Pub. Energy
Agcy. RB                         4.38%    6/1/2010   2.2%
 --------------------------------------------------------
Montana Hsg. Board SFHRB         5.65%   12/1/2020   2.1%
 --------------------------------------------------------
Harrison Cnty., WV Solid
Wst. Disposal RB                 6.75%    8/1/2024   2.0%
 --------------------------------------------------------
Kane Cnty., IL Sch. Dist. GO     5.50%    2/1/2011   1.9%
 --------------------------------------------------------
Alliance, TX Arpt. Auth.,
Inc., Spl. Facs. RB              6.38%    4/1/2021   1.9%
 --------------------------------------------------------
New Orleans, LA GO               5.50%   12/1/2021   1.8%
 --------------------------------------------------------
Idaho Hsg. & Fin. Assn.
SFHRB                            5.70%    7/1/2019   1.8%
 --------------------------------------------------------
Nassau Cnty., NY GO              5.25%    6/1/2015   1.8%
 --------------------------------------------------------

How would you describe the investment strategy for the past year?

The Portfolio's investment strategy emphasized income and interest rate sensitivity through the spring of 1999, by maintaining a long duration and substantial positions in higher-yielding, lower-rated credits. This benefited performance in the last quarter of 1998, when the credit markets stabilized and many lower-rated bonds outperformed higher-rated counterparts. The Portfolio's sensitivity to interest rate changes, as well as positions in higher-yielding but less liquid securities, caused performance to lag by the middle of the fiscal year when interest rates began to rise.

The Portfolio experienced considerable restructuring in the second half of the period. We focused on building liquidity and improving credit quality by selling less liquid, lower-rated bonds. We increased yield by selling bonds that had been purchased at lower yields and replaced these with higher yielding bonds when conditions permitted. We also shortened duration, which enhances price stability when interest rates rise. As of September 30, 1999, the Fund's average quality was "A", its duration was 9.4 years and its effective maturity stood at
15.6 years.

What is your outlook?

Near term, we think the bond market in general could be a little unsettled as investors and issuers prepare for Y2K. While there may be some Y2K challenges with smaller issuers we think, as a whole, municipalities are pretty well set. Longer term, we believe municipal bonds offer very attractive relative value. "Real" interest rates--or the rate earned by investors when inflation is removed--are high by historical standards. Also, in our opinion, the tax-exempt sector as an asset class offers attractive value, with "AAA"-rated bonds providing 87%-90% of the yield of U.S. Treasuries with comparable maturities. The combination bodes well for total return potential over the long term.

                                   EVERGREEN                   (formerly Mentor
                              Quality Income Fund              Quality Income
                   Fund at a Glance as of September 30, 1999   Portfolio)


                              Portfolio Management
 -------------------------------------------------------------------------------


                      [PHOTO]                    [PHOTO]


                 P. Michael Jones           Timothy Anderson
                Tenure: March 1995          Tenure: June 1998


                      [PHOTO]                    [PHOTO]


                    Jan Buskop                Dennis Clary
                Tenure: March 1999          Tenure: May 1998


                                   [PHOTO]


                               Todd Kuimjian
                            Tenure: January 1997


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.


                          PERFORMANCE AND RETURNS/2/


Portfolio Inception Date: 4/29/1992         Class A    Class B    Class Y
Class Inception Date                       4/29/1992  4/29/1992  11/19/1997
Average Annual Returns*
1 year with sales charge                    -7.51%     -7.00%       n/a
1 year w/o sales charge                     -2.89%     -3.34%      -2.63%
3 years                                      3.77%      4.37%       n/a
5 years                                      5.40%      5.77%       n/a
Since Class Inception                        4.33%      4.51%       3.21%
Maximum Sales Charge                         4.75%      4.00%       n/a
                                          Front End     CDSC
12-month income dividends per share         $0.79      $0.73       $0.24

* Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                 [LINE GRAPH]

                                                             Merrill Lynch
                                                                5-7 Year
                         Class A                CPI          Treasury Index
   4/30/92                9,527                10,000            10,000
   9/30/92                9,848                10,129            11,020
   9/30/93               10,341                10,401            12,185
   9/30/94               10,002                10,710            11,691
   9/30/95               11,185                10,982            13,294
   9/30/96               11,649                11,312            13,859
   9/30/97               12,798                11,556            15,110
   9/30/98               14,072                11,728            17,272
   9/30/99               13,596                12,007            16,936


Comparison of a $10,000 investment in the Evergreen Quality Income Fund Class A/2/ shares, versus a similar investment in the Merrill Lynch 5-7 Year Treasury Index (ML5-7YTI) and the Consumer Price Index (CPI).

The ML5-7YTI is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Effective October 18, 1999, shareholders of Mentor Quality Income Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Quality Income Fund. In addition, the Evergreen Fund added a new class of shares designated as Class B shares. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within six years and one year of their purchase, respectively. Class A, Class B and Class C shares are also assessed a distribution fee at an annual rate of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                    EVERGREEN
                               Quality Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

Evergreen Quality Income Fund Class A shares returned -2.89% for the twelve-month period ended September 30, 1999, unadjusted for sales charges. The Fund's benchmark, the Merrill Lynch 5-7 Year Treasury Index returned -1.94% for the same period. The average return of the Lipper A-Rated Corporate Bond peer group was -2.19% and the 7-year U.S. Treasury notes return was -3.53% in the same period.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                    $201,197,816
 -------------------------------------------------------------------------------
Number of Holdings                                                           113
 -------------------------------------------------------------------------------
Average Duration                                                       5.3 Years
 -------------------------------------------------------------------------------
Effective Maturity                                                     6.2 Years
 -------------------------------------------------------------------------------


What factors affected performance?

The past twelve months were extremely difficult for bond investors. Stronger-than-expected economic growth drove interest rates 1.00% to 1.50% higher across all maturities, putting 1999 on track to be the second worst year for bonds in the history of the credit markets.

The fiscal year started with interest rates moving lower. The summer of 1998 left world economies and financial markets in a state of upheaval. Russia's effective default on its debt revealed a strong connection between emerging markets and Wall Street firms through extensive use of leveraged trading. The situation pushed the largest hedge fund in the United States to the brink of bankruptcy; and investors became increasingly concerned about the widespread global effects of traders unwinding their positions. Hedge funds are private investment accounts that often engage in highly leveraged, complex trading activity, and are not subject to the same regulations as mutual funds. Corporate bond and mortgage-backed security prices spiraled lower as selling continued into a market with severely reduced liquidity. Investors sought only the highest quality and most liquid securities. Demand for U.S. Treasuries soared, but faded for bonds with even a hint of risk. To restabilize global economies and financial markets, the world's central bankers flooded their economies with liquidity in the fourth quarter of 1999, pushing interest rates to extraordinarily low levels.

As we entered 1999, many investors expected fragile international economies to limit U.S. economic growth. However, thanks to aggressive easing by the Federal Reserve Board and other central banks across the world, the U.S. economy remained robust, and growth in many global economies was faster and more durable than many investors anticipated. Market sentiment shifted from concerns that weak international growth would dampen the U.S. economy to concerns about an overheated economy fostering inflation and prompting the need for a more restrictive monetary policy. By the end of the Fund's fiscal year, the Federal Reserve Board had raised interest rates twice. Many foreign interest rates followed U.S. interest rates higher, as global investors shared concerns about inflation and sought to attract international cash flows.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

U.S. Government & Agency Obligations                                     38.1%
 -------------------------------------------------------------------------------
Collateralized Mortgaged Obligations                                     19.2%
 -------------------------------------------------------------------------------
Asset-Backed Securities                                                  13.9%
 -------------------------------------------------------------------------------
Communication Systems & Services                                          8.2%
 -------------------------------------------------------------------------------
Finance & Insurance                                                       7.4%
 -------------------------------------------------------------------------------

                                   EVERGREEN
                              Quality Income Fund
                          Portfolio Manager Interview

The market's volatility created longer-term opportunity, however, as changing market conditions caused yield relationships between U.S. Treasuries and other sectors to shift. Corporate bonds and mortgage-backed securities began to offer yield advantages versus Treasuries that were extremely high by historical standards. Market psychology also changed. Although global markets recovered somewhat from the turmoil of last fall, many Wall Street firms--hurt by last year's use of extensive leverage--became unusually cautious about adding to their security inventories. This reluctance on the part of dealers to make markets in many types of securities limited the potential price appreciation for bonds, particularly those considered to be less liquid. Liquidity is a measure of how easily a particular security can be bought or sold, and how high the transaction costs associated with such purchases and sales will be. In light of reduced overall liquidity in the market, the liquidity of individual securities became a top priority for investors.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                  Coupon         Maturity
                                  ------         --------
FNMA                               7.0%          8/1/2029             10.7%
FNMA                               7.5%         12/1/1999              4.5%
FNMA                               7.0%          9/1/2014              4.0%
FHLMC                              6.5%         7/25/2018              3.3%
CS First Boston Mtge.
Sec. Corp.                        7.18%         2/25/2018              3.2%
FHLMC                              6.0%         3/15/2009              3.0%
Norwest Asset Secs. Corp.         6.25%         9/25/2028              2.8%
FNMA                               6.5%          4/1/2014              2.5%
GNMA                               7.0%        12/15/2028              2.5%
General Elec. Capital
Mtge. Svcs., Inc.                 6.27%         4/25/2029              2.2%


How would you describe the investment strategy over the past year?

Our management strategies focused on asset allocation and active management of the Fund's duration. We entered the fiscal year with a heavy weighting in U.S. Treasuries, a minimal position in investment grade corporate bonds and no high yield bond holdings. The Fund also had a long duration. The Fund's asset allocation and long duration enhanced total return when demand was unusually strong for U.S. Treasuries and interest rates fell. We reduced holdings in U.S. Treasuries toward the end of 1998, reinvesting assets in mortgage-backed securities and investment grade corporate bonds. At that time, market conditions had stabilized and yield advantages were at attractive levels. The new asset allocation benefited performance when mortgage-backed securities and corporate bonds outperformed U.S. Treasuries as yield relationships returned to more normal historical standards. We then shortened the Fund's duration in May, maintaining a defensive stance through the end of the fiscal period. A shorter duration enhanced price stability as interest rates rose.

What is your outlook?

At current levels, we think bonds have very attractive relative value and offer the potential for solid returns longer term. "Real" interest rates--the rate earned by the investor in excess of inflation--is high by historical standards. The value is enhanced further by current yield advantages provided by mortgage-backed securities and corporate bonds.

Heavy new supply has weighed on the market, as issuers come to market prior to Y2K. Further, we think the Federal Reserve Board may need to raise short-term interest rates, to continue draining some of the liquidity it provided last year. We would not be surprised to see short-term rates reach the 6% area. Much of the economy's strength has come from consumer spending, which has been fueled by the "wealth effect" of rising stock prices. In our opinion, stock prices would respond negatively to such an increase in short-term interest rates, dampening the "wealth effect" and curbing consumer spending. We think rates in this range also would slow the housing market by reducing real estate activity. A slower economy with continued low inflation should improve market sentiment and combined with the market's attractive relative value give a substantial lift to bond prices.

                                   EVERGREEN                   (formerly Mentor
                           Short-Duration Income Fund          Short-Duration
                   Fund at a Glance as of September 30, 1999   Income Portfolio)


                                    Portfolio
                                   Management
 -------------------------------------------------------------------------------


                      [PHOTO]                    [PHOTO]


                   P. Michael Jones         Timothy Anderson
                  Tenure: April 1994        Tenure: June 1998


                      [PHOTO]                    [PHOTO]


                      Jan Buskop              Dennis Clary
                  Tenure: March 1999        Tenure: May 1998


                                     [PHOTO]


                                  Todd Kuimjian
                              Tenure: January 1997


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.


                          PERFORMANCE AND RETURNS/2/


Portfolio Inception Date: 4/29/1994         Class A    Class B    Class Y
Class Inception Date                       6/16/1995  4/29/1994  11/19/1997
Average Annual Returns*
1 year with sales charge                     0.37%      -2.84%        n/a
1 year w/o sales charge                      1.38%       0.99%        1.63%
3 years                                      4.84%       4.24%        n/a
5 years                                      n/a         5.50%        n/a
Since Class Inception                        4.86%       5.22%        4.41%
Maximum Sales Charge                         1.00%       4.00%        n/a
                                          Front End     CDSC
12-month income dividends per share         $0.71       $0.66        $0.20

* Adjusted for maximum applicable sales charges unless noted.


                               LONG TERM GROWTH

                                 [LINE GRAPH]

                                                                 Merrill Lynch
                                                               1-3 Year Treasury
                         Class B                   CPI               Index
  4/30/94                 10,000                  10,000             10,000
  9/30/94                 10,084                  10,136             10,143
  9/30/95                 11,022                  10,394             10,982
  9/30/96                 11,519                  10,706             11,599
  9/30/97                 12,321                  10,936             12,398
  9/30/98                 13,145                  11,099             13,387
  9/30/99                 13,217                  11,364             13,819


Comparison of a $10,000 investment in the Evergreen Short-Duration Income
Fund, Class B/2/ shares, versus a similar investment in the Merrill Lynch 1-3 Yr Treasury Index (ML1-3YTI) and the Consumer Price Index (CPI).

The ML1-3YTI is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The advisor is waiving a portion of its advisory fee and waiving the Fund's administration fee. Had the fees not been waived, returns would have been lower. Effective October 25, 1999, shareholders of Mentor Short-Duration Income Portfolio Class A, Class B and Class Y became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of the Evergreen Short-Duration Income Fund. Class A shares of the Fund are currently sold with a maximum front-end sales charge of 3.25% and Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC"), when shares are redeemed within one year of their purchase, respectively. Class A and Class C shares are also assessed a distribution fee at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of each Class. Class Y shares are sold at net asset value and are not subject to CDSC or ongoing distribution fees.

                                   EVERGREEN
                           Short-Duration Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

Evergreen Short-Duration Income Fund Class B shares produced returns of 0.99% for the twelve-month period ended September 30, 1999, unadjusted for any applicable sales charges. In comparison, the average return of the Lipper Short-Intermediate Investment Grade peer group stood at 1.15% for the same period while the fund's benchmark, the Merrill Lynch 1-3 Year Treasury Index, returned 3.22% for the same period.


                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/1999)

Total Net Assets                                                   $160,961,147
Number of Holdings                                                           90
Average Duration                                                      2.6 Years
Effective Maturity                                                    3.7 Years


After declining in the early part of the period, interest rates closed the fiscal year 1.00% to 1.50% higher than they were a year ago. Rising interest rates and changing yield relationships have created difficult conditions for bond investors and put 1999, year-to-date, on track to be the second worst year in the history of the credit markets.

As we entered the final quarter of 1998, investors were recovering from a near collapse of the global financial markets. Russia's effective default of its debt and extensive use of leveraged trading by many U.S. institutions put bond prices into a downward spiral. With liquidity severely restricted, the largest U.S. hedge fund announced the need for financial assistance to remain solvent. A hedge fund is a private investment account that often engages in highly complex, leveraged trading techniques. Hedge funds are not subject to the same regulations as mutual funds. Investors became increasingly concerned about the global effects of unwinding these trades, and in seeking the safety and liquidity of U.S. Treasuries, sparked a classic "flight-to-quality" which drove Treasury yields to the lowest levels of the decade. To restore stability to world economies and financial markets, the Federal Reserve Board and other central bankers embarked on a coordinated round of interest rate cuts. Many investors entered 1999 expecting weak international recoveries to slow U.S. economic growth.

The U.S. economy remained strong, however; and international economies tended to improve with faster and more sustainable growth than many investors anticipated. Investors' focus turned to potentially excessive growth with rising inflation prompting the need for a more restrictive monetary policy. Domestic interest rates rose, pulling many foreign interest rates higher, as international investors shared concerns about inflation and sought to attract global cash flows. By mid-1999, the Federal Reserve Board and other central bankers began to drain the liquidity they had provided earlier, raising interest rates as a preemptive strike against inflation.

Market conditions reflected this challenging and shifting environment. Demand for U.S. Treasuries was extraordinary during 1998's "flight-to-quality". While investors emphasized quality and liquidity, however, they penalized risk by demanding higher yield advantages relative to Treasuries. Yield advantages for corporate bonds and mortgage-backed securities rose, with "spreads" increasing as investors incurred greater risk. These sectors began to offer extremely attractive relative value, however; and when the markets stabilized and later showed improvement, yield relationships began to return to more historical levels. As this occurred, lower-rated bonds outperformed their higher-rated counterparts. Lower-rated bonds gave back some of their gains in the summer of 1999, however, as a rising default rate and heavy supply in anticipation of Y2K caused yield advantages to once again begin to increase.

                                   EVERGREEN
                           Short-Duration Income Fund
                          Portfolio Manager Interview

Liquidity remained a prime consideration for investors. Liquidity is a measure of how easily a particular security can be bought and sold, and how high the transaction costs associated with such purchases will be. Many trading desks had sharply curtailed capital in the aftermath of last year's leverage fiasco, and were considerably less aggressive in adding to their security inventories. This cautiousness on the part of dealers to make markets in many types of securities--particularly in advance of Y2K--limited the potential price appreciation for bonds, particularly those considered to be less liquid. In light of overall reduced liquidity in the market, the liquidity of individual securities became a top priority for investors.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

U.S. Government Agency Obligations                                       40.5%
Collateralized Mortgage Obligations                                      20.0%
Asset-Backed Securities                                                  19.5%
Finance & Insurance                                                       6.3%
Retailing & Wholesale                                                     3.2%


How would you describe the investment strategy over the past year?

The Fund's investment strategy was two-fold. We emphasized total return and income by actively managing the Fund's duration, and by taking advantage of the changing yield relationships provided by mortgage-backed and asset-backed securities, investment grade corporate bonds and high yield bonds. The Fund had a long duration when interest rates fell, increasing portfolio sensitivity to interest rate changes and improving total return. We then shortened the Fund's duration in May, maintaining a defensive stance through the end of the fiscal period. A shorter duration enhanced price stability as interest rates rose.

We also took advantage of shifting yield relationships caused by the market's changing conditions, which made a positive contribution to total return. We reduced holdings in Treasuries toward the end of 1998, tilting the Fund's positions toward mortgage-backed securities, investment grade corporate bonds and high yield securities. At that time, market conditions had stabilized and yield advantages were at attractive levels. The new asset allocation benefited performance when these sectors outperformed U.S. Treasuries when yield relationships returned to more normal historical standards. We found particularly good relative value in "BB"-rated bonds. The yield advantage increased dramatically for "BB"-rated bonds versus bonds rated "BBB" because many investors are restricted to buying investment grade credits, reducing the investment audience for "BB"-rated securities. The Fund's high yield holdings are thoroughly analyzed and constantly monitored by our staff of investment professionals.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

                                Coupon             Maturity
                                ------             --------
FNMA                              6.0%             4/1/2014           5.8%
FHLMC                             6.0%             6/1/2006           5.7%
Citicorp Mtge. Secs. Inc.        6.52%           11/25/2022           4.0%
U.S. Treasury                    5.25%            5/15/2004           3.5%
Notes
FNMA                              6.0%             3/1/2014           2.9%
GNMA                             6.38%            4/20/2022           2.8%
FNMA                              7.0%             8/1/2029           2.7%
Perpetual Savings Bank
Collat. Strip Interest           6.97%             3/1/2020           2.7%
Glendale Federal
Savings Bank                     6.49%           10/25/2009           2.7%
FHLMC                            6.23%             5/1/2014           2.5%

                                   EVERGREEN
                           Short-Duration Income Fund
                          Portfolio Manager Interview

What is your outlook?

At current levels, we think bonds have very attractive relative value and offer the potential for solid returns longer term. "Real" interest rates--the rate earned by the investor in excess of inflation--is high by historical standards. The value is enhanced further by current yield advantages provided by mortgage-backed securities and corporate bonds.

Near term, however, we believe that interest rates could rise. Heavy new supply has weighed on bond prices, as issuers come to market prior to Y2K. Further, we think the Federal Reserve Board still could need to raise short-term interest rates by draining some of the liquidity it provided last year. We would not be surprised to see short-term rates reach the 6% area. In our opinion, such a move would have a negative effect on stock prices and slow economic growth. Much of the economy's strength has come from consumer spending, which has been fueled by the "wealth effect" of rising stock prices. Historically, consumer spending accounts for two-thirds of the economy's growth. In our opinion, a correction in stock prices would dampen the "wealth effect" and curb consumer spending. We think rates in this range also would slow the housing market by reducing mortgage activity. A slower economy with continued low inflation should improve market sentiment and, combined with the market's attractive relative value, give a substantial lift to bond prices.

                                   EVERGREEN
                             Capital Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                -----------------------------
                                                    1999         1998 (a)
CLASS A
Net asset value, beginning of period            $       13.69   $     13.69
                                                -------------   -----------
Income from investment operations
Net investment income                                    0.29             0
Net realized and unrealized gains or losses on
 securities and futures contracts                        1.44             0
                                                -------------   -----------
Total from investment operations                         1.73             0
                                                -------------   -----------
Distributions to shareholders from
Net investment income                                   (0.22)            0
Net realized gains                                      (0.05)            0
                                                -------------   -----------
Total distributions to shareholders                     (0.27)            0
                                                -------------   -----------
Net asset value, end of period                  $       15.15   $     13.69
                                                -------------   -----------
Total return*                                           12.67%         0.00%
Ratios and supplemental data
Net assets, end of period (thousands)           $     138,686   $     3,534
Ratios to average net assets
 Expenses**                                              1.50%         1.35%+
 Net investment income                                   1.83%         1.52%+
Portfolio turnover rate                                   140%           89%

                                 Year Ended September 30,
                         -------------------------------------------      Period Ended
                           1999    1998 (c)  1997    1996   1995 (d)  December 31, 1994 (e)
CLASS B (b)
Net asset value,
 beginning of period     $  13.69   $17.61  $16.28  $14.85   $12.44          $12.50
                         --------   ------  ------  ------   ------          ------
Income from investment
 operations
Net investment income        0.17     0.45    0.43    0.42     0.36            0.22
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts       1.45     1.43    3.35    2.09     2.08           (0.09)
                         --------   ------  ------  ------   ------          ------
Total from investment
 operations                  1.62     1.88    3.78    2.51     2.44            0.13
                         --------   ------  ------  ------   ------          ------
Distributions to
 shareholders from
Net investment income       (0.14)   (0.71)  (0.43)  (0.48)   (0.03)          (0.19)
Net realized gains          (0.05)   (5.09)  (2.02)  (0.60)       0               0
                         --------   ------  ------  ------   ------          ------
Total distributions to
 shareholders               (0.19)   (5.80)  (2.45)  (1.08)   (0.03)          (0.19)
                         --------   ------  ------  ------   ------          ------
Net asset value, end of
 period                  $  15.12   $13.69  $17.61  $16.28   $14.85          $12.44
                         --------   ------  ------  ------   ------          ------
Total return*               11.87%   11.86%  26.09%  18.00%   19.28%           1.00%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $218,816   $5,645  $4,102  $3,825   $3,210          $2,911
Ratios to average net
 assets
 Expenses**                  2.23%    0.52%   0.50%   0.50%    0.50%+          0.50%+
 Net investment income       1.05%    2.63%   2.78%   2.83%    3.26%+          3.32%+
Portfolio turnover rate       140%      89%     80%    103%      65%             71%

(a) For the period from September 16, 1998 (commencement of class operations) to September 30, 1998.
(b) Effective October 18, 1999, shareholders of Mentor Balanced Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreeen Capital Balanced Fund. Additionally, the accounting and perfor-mance history of Class B shares of Mentor Balanced Portfolio was redesignated as that of Class C shares of Evergreen Capital Balanced Fund.
(c) Prior to September 16, 1998, all shareholders of the Balanced Fund were Class B shareholders. On September 16, 1998 shares of Class B were con-verted to Class Y shares.
(d) For the period from January 1, 1995 to September 30, 1995.
(e) For the period from June 21, 1994 (commencement of operations) to December 31,1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Capital Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                ------------------------------
                                                  1999         1998 (a) (b)
CLASS Y
Net asset value, beginning of period            $      13.69     $      13.69
                                                ------------     ------------
Income from investment operations
Net investment income                                   0.19             0.01
Net realized and unrealized gains or losses on
 securities and futures contracts                       1.57            (0.01)
                                                ------------     ------------
Total from investment operations                        1.76                0
                                                ------------     ------------
Distributions to shareholders from
Net investment income                                  (0.28)               0
Net realized gains                                     (0.05)               0
                                                ------------     ------------
Total distributions to shareholders                    (0.33)               0
                                                ------------     ------------
Net asset value, end of period                  $      15.12     $      13.69
                                                ------------     ------------
Total return                                           12.91%            0.00%
Ratios and supplemental data
Net assets, end of period (thousands)           $         26     $      3,642
Ratios to average net assets
 Expenses*                                              1.14%            1.10%+
 Net investment income                                  1.59%            2.31%+
Portfolio turnover rate                                  140%              89%

(a) For the period from September 16, 1998 (commencement of class operations) to September 30, 1998.
(b) Prior to September 16, 1998, all shareholders of the Balanced Fund were Class B shareholders. On September 16, 1998 shares of Class B were con-verted to Class Y shares.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Capital Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                        Year Ended September 30,
                                ----------------------------------------------
                                  1999       1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                         $  22.71   $  22.42  $ 19.36  $ 16.02  $ 14.88
                                --------   --------  -------  -------  -------
Income from investment
 operations
Net investment income (loss)       (0.05)     (0.10)   (0.02)    0.11     0.02
Net realized and unrealized
 gains or losses on securities
 and futures contracts              4.27       2.34     5.87     3.73     2.91
                                --------   --------  -------  -------  -------
Total from investment
 operations                         4.22       2.24     5.85     3.84     2.93
                                --------   --------  -------  -------  -------
Distributions to shareholders
 from
Net investment income                  0      (0.01)       0        0        0
Net realized gains                 (2.55)     (1.94)   (2.79)   (0.50)   (1.79)
                                --------   --------  -------  -------  -------
Total distributions to
 shareholders                      (2.55)     (1.95)   (2.79)   (0.50)   (1.79)
                                --------   --------  -------  -------  -------
Net asset value, end of period  $  24.38   $  22.71  $ 22.42  $ 19.36  $ 16.02
                                --------   --------  -------  -------  -------
Total return*                      20.21%     10.72%   34.78%   24.63%   20.18%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $285,690   $145,117  $65,703  $31,889  $29,852
Ratios to average net assets
 Expenses**                         1.39%      1.34%    1.41%    1.43%    1.87%
 Net investment income             (0.21%)     0.06%    0.53%    0.51%    0.27%
Portfolio turnover rate               82%       104%      64%      98%     157%

                                  Year Ended September 30,
                         --------------------------------------------------
                           1999       1998       1997      1996      1995
CLASS B (a)
Net asset value,
 beginning of period     $  21.72   $  21.68   $  18.92   $ 15.79   $ 14.80
                         --------   --------   --------   -------   -------
Income from investment
 operations
Net investment income
 (loss)                     (0.22)     (0.08)         0     (0.04)     0.25
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts       4.02       2.07       5.55      3.67      2.53
                         --------   --------   --------   -------   -------
Total from investment
 operations                  3.80       1.99       5.55      3.63      2.78
                         --------   --------   --------   -------   -------
Distributions to
 shareholders from
Net investment income           0      (0.01)         0         0         0
Net realized gains          (2.55)     (1.94)     (2.79)    (0.50)    (1.79)
                         --------   --------   --------   -------   -------
Total distributions to
 shareholders               (2.55)     (1.95)     (2.79)    (0.50)    (1.79)
                         --------   --------   --------   -------   -------
Net asset value, end of
 period                  $  22.97   $  21.72   $  21.68   $ 18.92   $ 15.79
                         --------   --------   --------   -------   -------
Total return*               19.08%      9.86%     33.88%    23.64%    19.26%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $253,281   $196,751   $113,587   $68,213   $57,648
Ratios to average net
 assets
 Expenses**                  2.14%      2.09%      2.16%     2.18%     2.56%
 Net investment income      (0.96%)    (0.70%)    (0.22%)   (0.24%)   (0.41%)
Portfolio turnover rate        82%       104%        64%       98%      157%

(a) Effective October 25, 1999, shareholders of Mentor Capital Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Capital Growth Fund. Additionally, the accounting and perfor-mance history of Class B shares of Mentor Capital Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Growth Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Capital Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                ----------------------------
                                                   1999         1998 (a)
CLASS Y
Net asset value, beginning of period            $      22.74   $      20.81
                                                ------------   ------------
Income from investment operations
Net investment income                                      0           0.02
Net realized and unrealized gains or losses on
 securities and futures contracts                       4.31           2.16
                                                ------------   ------------
Total from investment operations                        4.31           2.18
                                                ------------   ------------
Distributions to shareholders from
Net realized gains                                     (2.55)         (0.25)
                                                ------------   ------------
Total distributions to shareholders                    (2.55)         (0.25)
                                                ------------   ------------
Net asset value, end of period                  $      24.50   $      22.74
                                                ------------   ------------
Total return                                           20.57%         10.56%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses*                                              1.14%          1.09%+
 Net investment income                                  0.08%          0.38%+
Portfolio turnover rate                                   82%           104%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Capital Income and Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                  --------------------------------------------
                                    1999     1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                           $  19.54  $ 20.60  $ 19.16  $ 17.13  $ 15.27
                                  --------  -------  -------  -------  -------
Income from investment
 operations
Net investment income                 0.51     0.51     0.44     0.37     0.40
Net realized and unrealized
 gains or losses on securities
 and futures contracts                0.98     0.60     3.39     2.75     2.14
                                  --------  -------  -------  -------  -------
Total from investment operations      1.49     1.11     3.83     3.12     2.54
                                  --------  -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income                (0.51)   (0.51)   (0.47)   (0.35)   (0.43)
Net realized gains                   (0.98)   (1.66)   (1.92)   (0.74)   (0.25)
                                  --------  -------  -------  -------  -------
Total distributions to
 shareholders                        (1.49)   (2.17)   (2.39)   (1.09)   (0.68)
                                  --------  -------  -------  -------  -------
Net asset value, end of period    $  19.54  $ 19.54  $ 20.60  $ 19.16  $ 17.13
                                  --------  -------  -------  -------  -------
Total return*                         7.85%    5.81%   22.11%   19.13%   17.24%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $108,815  $98,794  $63,509  $24,210  $19,888
Ratios to average net assets
 Expenses**                           1.37%    1.32%    1.35%    1.36%    1.69%
 Net investment income                2.59%    2.70%    2.63%    2.08%    2.53%
Portfolio turnover rate                126%      40%      75%      72%      62%

                                         Year Ended September 30,
                                ----------------------------------------------
                                  1999      1998      1997     1996     1995
CLASS B (a)
Net asset value, beginning of
 period                         $  19.53  $  20.59  $  19.18  $ 17.14  $ 15.28
                                --------  --------  --------  -------  -------
Income from investment
 operations
Net investment income               0.37      0.37      0.34     0.23     0.28
Net realized and unrealized
 gains or losses on securities
 and futures contracts              0.98      0.59      3.35     2.76     2.14
                                --------  --------  --------  -------  -------
Total from investment
 operations                         1.35      0.96      3.69     2.99     2.42
                                --------  --------  --------  -------  -------
Distributions to shareholders
 from
Net investment income              (0.38)    (0.36)    (0.36)   (0.21)   (0.31)
Net realized gains                 (0.98)    (1.66)    (1.92)   (0.74)   (0.25)
                                --------  --------  --------  -------  -------
Total distributions to
 shareholders                      (1.36)    (2.02)    (2.28)   (0.95)   (0.56)
                                --------  --------  --------  -------  -------
Net asset value, end of period  $  19.52  $  19.53  $  20.59  $ 19.18  $ 17.14
                                --------  --------  --------  -------  -------
Total return*                       7.06%     5.01%    21.24%   18.26%   16.32%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $136,593  $143,846  $107,816  $66,548  $46,678
Ratios to average net assets
 Expenses**                         2.11%     2.07%     2.10%    2.13%    2.43%
 Net investment income              1.83%     1.95%     1.87%    1.32%    1.78%
Portfolio turnover rate              126%       40%       75%      72%      62%

(a) Effective October 25, 1999, shareholders of Mentor Income and Growth Port-folio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respec-tively, of Evergreen Capital Income and Growth Fund. Additionally, the ac-counting and performance history of Class B shares of Mentor Income and Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Income and Growth Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Capital Income and Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                ----------------------------
                                                    1999         1998 (a)
CLASS Y
Net asset value, beginning of period            $      19.54   $      18.75
                                                ------------   ------------
Income from investment operations
Net investment income                                   0.59           0.54
Net realized and unrealized gains or losses on
 securities and futures contracts                       0.97           0.82
                                                ------------   ------------
Total from investment operations                        1.56           1.36
                                                ------------   ------------
Distributions to shareholders from
Net investment income                                  (0.17)         (0.54)
Net realized gains                                     (0.98)         (0.03)
                                                ------------   ------------
Total distributions to shareholders                    (1.15)         (0.57)
                                                ------------   ------------
Net asset value, end of period                  $      19.95   $      19.54
                                                ------------   ------------
Total return                                            8.21%          7.29%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses*                                              1.02%          1.07%+
 Net investment income                                  2.93%          3.15%+
Portfolio turnover rate                                  126%            40%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Year Ended September 30,
                         -------------------------------------------------
                          1999      1998       1997      1996     1995 (a)
CLASS A
Net asset value,
 beginning of period     $ 14.60   $ 19.94   $  18.47   $ 16.08   $ 13.37
                         -------   -------   --------   -------   -------
Income from investment
 operations
Net investment income
 (loss)                    (0.12)    (0.12)     (0.17)    (0.10)    (0.01)
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts      2.07     (4.03)      4.19      4.23      2.72
                         -------   -------   --------   -------   -------
Total from investment
 operations                 1.95     (4.15)      4.02      4.13      2.71
                         -------   -------   --------   -------   -------
Distributions to
 shareholders from
Net realized gains         (0.56)    (1.19)     (2.55)    (1.74)        0
                         -------   -------   --------   -------   -------
Total distributions to
 shareholders              (0.56)    (1.19)     (2.55)    (1.74)        0
                         -------   -------   --------   -------   -------
Net asset value, end of
 period                  $ 15.99   $ 14.60   $  19.94   $ 18.47   $ 16.08
                         -------   -------   --------   -------   -------
Total return*              13.90%   (22.08%)    25.81%    29.15%    20.27%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $92,229   $77,720   $105,033   $40,272   $20,368
Ratios to average net
 assets
 Expenses**                 1.30%     1.26%      1.28%     1.28%     1.36%+
 Net investment income     (0.71%)   (0.56%)    (0.67%)   (0.39%)   (0.65%)+
Portfolio turnover rate      108%       88%        77%      105%       70%

                                       Year Ended September 30,
                         ----------------------------------------------------       Year Ended
                           1999       1998       1997       1996     1995 (c)    December 31, 1994
CLASS B (b)
Net asset value,
 beginning of period     $  14.18   $  19.53   $  18.29   $  16.05   $  12.15        $  13.78
                         --------   --------   --------   --------   --------        --------
Income from investment
 operations
Net investment income
 (loss)                     (0.25)     (0.23)     (0.22)     (0.17)     (0.13)          (0.15)
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts       2.02      (3.93)      4.01       4.15       4.03           (0.47)
                         --------   --------   --------   --------   --------        --------
Total from investment
 operations                  1.77      (4.16)      3.79       3.98       3.90           (0.62)
                         --------   --------   --------   --------   --------        --------
Distributions to
 shareholders from
Net realized gains          (0.56)     (1.19)     (2.55)     (1.74)         0           (1.01)
                         --------   --------   --------   --------   --------        --------
Total distributions to
 shareholders               (0.56)     (1.19)     (2.55)     (1.74)         0           (1.01)
                         --------   --------   --------   --------   --------        --------
Net asset value, end of
 period                  $  15.39   $  14.18   $  19.53   $  18.29   $  16.05        $  12.15
                         --------   --------   --------   --------   --------        --------
Total return*               13.01%    (22.62%)    24.66%     28.18%     32.10%          (4.48%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $334,484   $383,188   $506,230   $371,578   $246,326        $190,126
Ratios to average net
 assets
 Expenses**                  2.05%      2.01%      2.03%      2.03%      2.08%+          2.01%
 Net investment income      (1.45%)    (1.30%)    (1.42%)    (1.13%)    (1.20%)+        (1.20%)
Portfolio turnover rate       108%        88%        77%       105%        70%             77%

(a) For the period from June 5, 1995 (commencement of class operations) to Sep-tember 30, 1995.
(b) Effective October 18, 1999, shareholders of Mentor Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Growth Fund. Additionally, the accounting and performance history of Class B shares of Mentor Growth Portfolio was redesignated as that of Class C shares of Evergreen Growth Fund.
(c) For the nine months ended September 30, 1995. The Fund changed its fiscal year end from December 30 to September 30, effective September 30, 1995.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                -----------------------------
                                                    1999          1998 (a)
CLASS Y
Net asset value, beginning of period            $      14.63   $      18.12
                                                ------------   ------------
Income from investment operations
Net investment income (loss)                           (0.07)         (0.02)
Net realized and unrealized gains or losses on
 securities and futures contracts                       2.05          (3.28)
                                                ------------   ------------
Total from investment operations                        1.98          (3.30)
                                                ------------   ------------
Distributions to shareholders from
Net realized gains                                     (0.56)         (0.19)
                                                ------------   ------------
Total distributions to shareholders                    (0.56)         (0.19)
                                                ------------   ------------
Net asset value, end of period                  $      16.05   $      14.63
                                                ------------   ------------
Total return                                           14.08%         18.36%
Ratios and supplemental data
Net assets, end of period (thousands)           $     35,427   $     25,353
Ratios to average net assets
 Expenses*                                              1.05%          1.01%+
 Net investment income                                 (0.47%)        (0.04%)+
Portfolio turnover rate                                  108%            88%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                High Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended September 30,
                                                ---------------------------
                                                    1999        1998 (a)
CLASS A
Net asset value, beginning of period            $      10.92  $     12.00
                                                ------------  -----------
Income from investment operations
Net investment income                                   1.04         0.24
Net realized and unrealized gains or losses on
 securities and futures contracts                      (0.58)       (1.04)
                                                ------------  -----------
Total from investment operations                        0.46        (0.80)
                                                ------------  -----------
Distributions to shareholders from
Net investment income                                  (1.09)       (0.28)
                                                ------------  -----------
Total distributions to shareholders                    (1.09)       (0.28)
                                                ------------  -----------
Net asset value, end of period                  $      10.29  $     10.92
                                                ------------  -----------
Total return*                                           4.07%       (6.75)%
Ratios and supplemental data
Net assets, end of period (thousands)           $    146,179  $    50,887
Ratios to average net assets
 Expenses**                                             1.11%        0.60%+
 Net investment income                                  9.00%        7.36%+
Portfolio turnover rate                                   79%          27%

                                                Year Ended September 30,
                                                ---------------------------
                                                    1999        1998 (a)
CLASS B (b)
Net asset value, beginning of period            $      10.91  $     12.00
                                                ------------  -----------
Income from investment operations
Net investment income                                   0.97         0.22
Net realized and unrealized gains or losses on
 securities and futures contracts                      (0.57)       (1.05)
                                                ------------  -----------
Total from investment operations                        0.40        (0.83)
                                                ------------  -----------
Distributions to shareholders from
Net investment income                                  (1.02)       (0.26)
                                                ------------  -----------
Total distributions to shareholders                    (1.02)       (0.26)
                                                ------------  -----------
Net asset value, end of period                  $      10.29  $     10.91
                                                ------------  -----------
Total return*                                           3.64%       (6.95)%
Ratios and supplemental data
Net assets, end of period (thousands)           $    107,565  $    62,869
Ratios to average net assets
 Expenses**                                             1.58%        1.10%+
 Net investment income                                  8.53%        6.87%+
Portfolio turnover rate                                   79%          27%

(a) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.
(b) Effective October 18, 1999, shareholders of Mentor High Income Portfolio Class A and Class B shares became owners of that number of full and frac-tional shares of Class A and Class C shares, respectively, of Evergreen High Income Fund. Additionally, the accounting and performance history of Class B shares of Mentor High Income Portfolio was redesignated as that of Class C shares of Evergreen High Income Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Muncipal Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended September 30,
                                  --------------------------------------------
                                   1999      1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                           $ 15.99   $ 15.50  $ 15.04  $ 14.92  $ 14.42
                                  -------   -------  -------  -------  -------
Income from investment
 operations
Net investment income                0.69      0.66     0.81     0.82     0.81
Net realized and unrealized
 gains or losses on securities
 and futures contracts              (1.24)     0.59     0.49     0.12     0.51
                                  -------   -------  -------  -------  -------
Total from investment operations    (0.55)     1.25     1.30     0.94     1.32
                                  -------   -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income               (0.69)    (0.76)   (0.81)   (0.82)   (0.82)
Net realized gains                      0         0    (0.03)       0        0
                                  -------   -------  -------  -------  -------
Total distributions to
 shareholders                       (0.69)    (0.76)   (0.84)   (0.82)   (0.82)
                                  -------   -------  -------  -------  -------
Net asset value, end of period    $ 14.75   $ 15.99  $ 15.50  $ 15.04  $ 14.92
                                  -------   -------  -------  -------  -------
Total return*                       (3.60%)    8.24%    8.89%    6.46%    9.46%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $57,456   $51,757  $29,394  $17,558  $20,460
Ratios to average net assets
 Expenses**                          1.16%     1.17%    1.22%    1.24%    1.43%
 Net investment income               4.38%     4.63%    5.09%    5.47%    5.56%
Portfolio turnover rate               146%       62%      59%      46%      43%

                                            Year Ended September 30,
                                  --------------------------------------------
                                   1999      1998     1997     1996     1995
CLASS B (a)
Net asset value, beginning of
 period                           $ 15.94   $ 15.49  $ 15.05  $ 14.95  $ 14.43
                                  -------   -------  -------  -------  -------
Income from investment
 operations
Net investment income                0.60      1.30     0.71     0.75     0.74
Net realized and unrealized
 gains or losses on securities
 and futures contracts              (1.21)    (0.14)    0.52     0.11     0.52
                                  -------   -------  -------  -------  -------
Total from investment operations    (0.61)     1.16     1.23     0.86     1.26
                                  -------   -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income               (0.60)    (0.71)   (0.71)   (0.76)   (0.74)
Net realized gains                      0         0    (0.08)       0        0
                                  -------   -------  -------  -------  -------
Total distributions to
 shareholders                       (0.60)    (0.71)   (0.79)   (0.76)   (0.74)
                                  -------   -------  -------  -------  -------
Net asset value, end of period    $ 14.73   $ 15.94  $ 15.49  $ 15.05  $ 14.95
                                  -------   -------  -------  -------  -------
Total return*                       (3.93%)    7.70%    8.33%    5.87%    9.01%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $51,146   $59,351  $44,272  $37,191  $39,493
Ratios to average net assets
 Expenses**                          1.66%     1.67%    1.72%    1.74%    1.92%
 Net investment income               3.89%     4.13%    4.60%    4.95%    5.07%
Portfolio turnover rate               146%       62%      59%      46%      43%

(a) Effective October 18, 1999, shareholders of Mentor Municipal Income Portfo-lio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respec-tively, of Evergreen Municipal Income Fund. Additionally, the accounting and performance history of Class B shares of Mentor Municipal Income Port-folio was redesignated as that of Class C shares of Evergreen Municipal In-come Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Muncipal Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                -----------------------------
                                                   1999          1998 (a)
CLASS Y
Net asset value, beginning of period            $      16.00    $      15.51
                                                ------------    ------------
Income from investment operations
Net investment income                                   0.83            1.39
Net realized and unrealized gains or losses on
 securities and futures contracts                      (1.37)          (0.23)
                                                ------------    ------------
Total from investment operations                       (0.54)           1.16
                                                ------------    ------------
Distributions to shareholders from
Net investment income                                  (0.22)          (0.67)
                                                ------------    ------------
Total distributions to shareholders                    (0.22)          (0.67)
                                                ------------    ------------
Net asset value, end of period                  $      15.24    $      16.00
                                                ------------    ------------
Total return                                           (3.36%)          7.51%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1    $          1
Ratios to average net assets
 Expenses*                                              0.89%           0.92%+
 Net investment income                                  4.78%           5.66%+
Portfolio turnover rate                                  146%             62%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Quality Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                  --------------------------------------------
                                    1999     1998     1997     1996     1995
CLASS A
Net asset value, beginning of
 period                           $  13.61  $ 13.18  $ 12.91  $ 13.29  $ 12.75
                                  --------  -------  -------  -------  -------
Income from investment
 operations
Net investment income                 0.79     0.79     0.97     0.89     0.84
Net realized and unrealized
 gains or losses on securities
 and futures contracts               (1.18)    0.47     0.26    (0.37)    0.61
                                  --------  -------  -------  -------  -------
Total from investment operations     (0.39)    1.26     1.23     0.52     1.45
                                  --------  -------  -------  -------  -------
Distributions to shareholders
 from
Net investment income                (0.79)   (0.83)   (0.96)   (0.90)   (0.91)
                                  --------  -------  -------  -------  -------
Total distributions to
 shareholders                        (0.79)   (0.83)   (0.96)   (0.90)   (0.91)
                                  --------  -------  -------  -------  -------
Net asset value, end of period    $  12.43  $ 13.61  $ 13.18  $ 12.91  $ 13.29
                                  --------  -------  -------  -------  -------
Total return*                       (2.89%)    9.95%    9.86%    4.09%   11.82%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $103,794  $94,279  $53,176  $21,092  $24,472
Ratios to average net assets
 Expenses**                           1.05%    1.05%    1.05%    1.05%    1.32%
 Net investment income                6.08%    5.73%    7.01%    6.84%    6.73%
Portfolio turnover rate                171%     114%     100%     254%     368%

                                        Year Ended September 30,
                                ---------------------------------------------
                                 1999       1998     1997     1996     1995
CLASS B (a)
Net asset value, beginning of
 period                         $ 13.61   $  13.18  $ 12.93  $ 13.31  $ 12.76
                                -------   --------  -------  -------  -------
Income from investment
 operations
Net investment income              0.71       0.72     0.86     0.84     0.79
Net realized and unrealized
 gains or losses on securities
 and futures contracts            (1.16)      0.48     0.30    (0.38)    0.61
                                -------   --------  -------  -------  -------
Total from investment
 operations                       (0.45)      1.20     1.16     0.46     1.40
                                -------   --------  -------  -------  -------
Distributions to shareholders
 from
Net investment income             (0.73)     (0.77)   (0.91)   (0.84)   (0.85)
                                -------   --------  -------  -------  -------
Total distributions to
 shareholders                     (0.73)     (0.77)   (0.91)   (0.84)   (0.85)
                                -------   --------  -------  -------  -------
Net asset value, end of period  $ 12.43   $  13.61  $ 13.18  $ 12.93  $ 13.31
                                -------   --------  -------  -------  -------
Total return*                     (3.34%)     9.46%    9.29%    3.57%   11.33%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $97,403   $112,901  $75,046  $58,239  $62,155
Ratios to average net assets
 Expenses**                        1.55%      1.55%    1.55%    1.55%    1.74%
 Net investment income             5.57%      5.22%    6.51%    6.36%    6.24%
Portfolio turnover rate             171%       114%     100%     254%     368%

(a) Effective October 18, 1999, shareholders of Mentor Quality Income Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, respectively, of Evergreen Quality Income Fund. Additionally, the accounting and perfor-mance history of Class B shares of Mentor Quality Income Portfolio was redesignated as that of Class C shares of Evergreen Quality Income Fund.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Quality Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended September 30,
                                                ----------------------------
                                                   1999         1998 (a)
CLASS Y
Net asset value, beginning of period            $      13.69   $      13.20
                                                ------------   ------------
Income from investment operations
Net investment income                                   0.84           0.78
Net realized and unrealized gains or losses on
 securities and futures contracts                      (1.20)          0.39
                                                ------------   ------------
Total from investment operations                       (0.36)          1.17
                                                ------------   ------------
Distributions to shareholders from
Net investment income                                  (0.24)         (0.68)
                                                ------------   ------------
Total distributions to shareholders                    (0.24)         (0.68)
                                                ------------   ------------
Net asset value, end of period                  $      13.09   $      13.69
                                                ------------   ------------
Total return                                          (2.63%)          8.94%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses*                                              0.80%          0.80%+
 Net investment income                                  6.30%          7.09%+
Portfolio turnover rate                                  171%           114%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Short-Duration Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                  --------------------------------------------
                                    1999     1998     1997     1996   1995 (a)
CLASS A
Net asset value, beginning of
 period                           $  12.74  $ 12.62  $ 12.50  $12.68   $12.74
                                  --------  -------  -------  ------   ------
Income from investment
 operations
Net investment income                 0.68     0.70     0.77    0.82     0.22
Net realized and unrealized
 gains or losses on securities
 and futures contracts               (0.51)    0.15     0.12   (0.23)   (0.03)
                                  --------  -------  -------  ------   ------
Total from investment operations      0.17     0.85     0.89    0.59     0.19
                                  --------  -------  -------  ------   ------
Distributions to shareholders
 from
Net investment income                (0.71)   (0.73)   (0.77)  (0.77)   (0.25)
                                  --------  -------  -------  ------   ------
Total distributions to
 shareholders                        (0.71)   (0.73)   (0.77)  (0.77)   (0.25)
                                  --------  -------  -------  ------   ------
Net asset value, end of period    $  12.20  $ 12.74  $ 12.62  $12.50   $12.68
                                  --------  -------  -------  ------   ------
Total return*                         1.38%    6.98%    7.33%   4.80%    1.51%
Ratios and supplemental data
Net assets, end of period
 (thousands)                      $116,886  $93,135  $27,619  $7,450   $1,002
Ratios to average net assets
 Expenses**                           0.88%    0.86%    0.86%   0.86%    0.71%+
 Net investment income                5.29%    5.24%    6.00%   5.90%    4.10%+
Portfolio turnover rate                218%     171%      75%    411%     126%

                                 Year Ended September 30,
                         --------------------------------------------        Year Ended
                          1999     1998     1997     1996    1995 (c)   December 31, 1994 (d)
CLASS B (b)
Net asset value,
 beginning of period     $ 12.75  $ 12.62  $ 12.50  $ 12.67  $ 12.18           $ 12.50
                         -------  -------  -------  -------  -------           -------
Income from investment
 operations
Net investment income       0.62     0.66     0.73     0.73     0.59              0.41
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts     (0.50)    0.16     0.12    (0.17)    0.52             (0.29)
                         -------  -------  -------  -------  -------           -------
Total from investment
 operations                 0.12     0.82     0.85     0.56     1.11              0.12
                         -------  -------  -------  -------  -------           -------
Distributions to
 shareholders from
Net investment income      (0.66)   (0.69)   (0.73)   (0.73)   (0.62)            (0.44)
                         -------  -------  -------  -------  -------           -------
Total distributions to
 shareholders              (0.66)   (0.69)   (0.73)   (0.73)   (0.62)            (0.44)
                         -------  -------  -------  -------  -------           -------
Net asset value, end of
 period                  $ 12.21  $ 12.75  $ 12.62  $ 12.50  $ 12.67           $ 12.18
                         -------  -------  -------  -------  -------           -------
Total return*               0.99%    6.68%    6.96%    4.53%    9.22%             0.95%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $44,074  $53,908  $27,089  $24,517  $19,871           $17,144
Ratios to average net
 assets
 Expenses**                 1.19%    1.16%    1.16%    1.16%    1.20%+            1.29%+
 Net investment income      5.00%    4.94%    5.70%    5.60%    5.04%+            4.90%+
Portfolio turnover rate      218%     171%      75%     411%     126%              166%

(a) For the period from June 16, 1995 (commencement of class operations) to September 30, 1995.
(b) Effective October 25, 1999, shareholders of Mentor Short-Duration Income Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y shares, re-spectively, of Evergreen Short-Duration Income Fund. Additionally, the ac-counting and performance history of Class B shares of Mentor Short-Duration Income Portfolio was redesignated as that of Class C shares of Evergreen Short-Duration Income Fund.
(c) For the period from January 1, 1995 to September 30, 1995. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1996.
(d) For the period from April 29, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Short-Duration Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Year Ended September 30,
                                                ------------------------
                                                  1999++        1998 (a)
CLASS Y
Net asset value, beginning of period            $      12.79   $      12.57
                                                ------------   ------------
Income from investment operations
Net investment income                                   0.88           0.67
Net realized and unrealized gains or losses on
 securities and futures contracts                      (0.67)          0.16
                                                ------------
Total from investment operations                        0.21           0.83
                                                ------------   ------------
Distributions to shareholders from
Net investment income                                  (0.20)         (0.61)
                                                ------------   ------------
Total distributions to shareholders                    (0.20)         (0.61)
                                                ------------   ------------
Net asset value, end of period                  $      12.80   $      12.79
                                                ------------   ------------
Total return                                            1.63%          6.64%
Ratios and supplemental data
Net assets, end of period (thousands)           $          1   $          1
Ratios to average net assets
 Expenses *                                             0.62%          0.61%+
 Net investment income                                  5.46%          6.10%+
Portfolio turnover rate                                  218%           171%

(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
* Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
++  Calulation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Capital Balanced Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 46.2%
             Advertising & Related
              Services - 2.0%
     174,670 Interpublic Group of Companies, Inc. ...............   $  7,183,304
                                                                    ------------
             Banks - 4.3%
     102,766 Charter One Financial, Inc. (b).....................      2,376,455
       2,901 M&T Bank Corp. .....................................      1,331,559
     173,100 SouthTrust Corp. ...................................      6,209,962
     140,495 Wells Fargo Co. (b).................................      5,567,114
                                                                    ------------
                                                                      15,485,090
                                                                    ------------
             Building, Construction & Furnishings - 0.8%
     134,985 Sherwin Williams Co. ...............................      2,826,248
                                                                    ------------
             Business Equipment &
              Services - 7.9%
     174,800 Automatic Data Processing, Inc. ....................      7,800,450
     128,645 * Computer Sciences Corp. ..........................      9,045,352
     162,100 First Data Corp. ...................................      7,112,137
     156,600 * SunGard Data Systems, Inc. (b)....................      4,120,538
                                                                    ------------
                                                                      28,078,477
                                                                    ------------
             Communication Systems & Services - 1.7%
      84,585 * MCI WorldCom, Inc. ...............................      6,079,547
                                                                    ------------
             Diversified Companies - 2.5%
      86,645 Tyco International Ltd. (b).........................      8,946,096
                                                                    ------------
             Finance & Insurance - 4.1%
      45,860 American Express Co. ...............................      6,173,903
     103,910 Federal National Mortgage Assoc. (b)................      6,513,858
      70,880 Washington Mutual, Inc. ............................      2,073,240
                                                                    ------------
                                                                      14,761,001
                                                                    ------------
             Food & Beverage Products - 3.0%
     150,000 Albertsons, Inc. ...................................      5,934,375
     145,000 Philip Morris Companies, Inc. ......................      4,957,187
                                                                    ------------
                                                                      10,891,562
                                                                    ------------
             Healthcare Products &
              Services - 5.9%
     108,890 Bristol-Myers Squibb Co. ...........................      7,350,075
      80,205 Johnson & Johnson...................................      7,368,834
     367,970 * Tenet Healthcare Corp. ...........................      6,462,473
                                                                    ------------
                                                                      21,181,382
                                                                    ------------
             Industrial Specialty Products & Services - 2.0%
      94,435 Illinois Tool Works, Inc............................      7,041,310
                                                                    ------------
             Information Services & Technology - 4.7%
     108,000 Intel Corp. ........................................      8,025,750
      93,050 * Sun Microsystems, Inc. ...........................      8,653,650
                                                                    ------------
                                                                      16,679,400
                                                                    ------------
             Manufacturing - Distributing - 2.4%
     245,935 Sysco Corp. ........................................      8,623,096
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Paper & Packaging - 1.5%
     104,600 Kimberly-Clark Corp. ..............................   $  5,491,500
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 2.5%
     113,600 * AMFM, Inc. (b)...................................      6,915,400
      24,800 Omnicom Group, Inc. ...............................      1,963,850
                                                                   ------------
                                                                      8,879,250
                                                                   ------------
             Transportation - 0.9%
     174,272 Werner Enterprises, Inc. ..........................      3,071,544
                                                                   ------------
             Total Common Stocks (cost $143,773,335)............    165,218,807
                                                                   ------------
  Principal
   Amount                                                             Value
 ASSET-BACKED SECURITIES - 5.0%
 $    16,825 AFG Receivables Trust, Series 1997-A Cl. B
              6.65%, 10/15/2002.................................         16,872
   1,000,000 Capital Auto Receivables Asset, Series 1999-2 Cl.
              A4
              6.30%, 10/15/1999.................................      1,001,285
   2,900,000 Capital One Master Trust, Series 1998-4 Cl. A
              5.43%, 1/15/2007..................................      2,792,917
   1,691,872 Continental Airlines Trust, Series 1997-1A
              7.461%, 4/1/2015..................................      1,646,251
      25,000 CS First Boston Mortgage Securities Corp., Series
              1996-2 Cl. A6
              7.18%, 2/25/2018..................................         24,910
             Discover Card Master Trust I:
   1,125,000 Series 1998-7 Cl. A,
             5.60%, 5/16/2006...................................      1,083,516
   2,025,000 Series 1996-3 Cl. A,
             6.05%, 8/18/2008...................................      1,957,658
   2,500,000 EQCC Home Equity Loan Trust, Series 1999-2 Cl. A6F
              6.685%, 2/25/2010.................................      2,434,137
   1,200,000 Ford Credit Auto Owner Trust, Series 1999-C Cl. A4
              6.08%, 9/16/2002..................................      1,197,006
   1,500,000 Key Auto Finance Trust, Series 1999-1 Cl. A3
              5.63%, 7/15/2003..................................      1,487,093
   1,700,000 Northwest Airlines Trust, Series 1999-2 Cl. B
              7.95%, 3/1/2015...................................      1,687,501
   2,500,000 Saxon Asset Securities Trust, Series 1999-2 Cl. Af6
              6.415%, 3/25/2014.................................      2,378,555
             Union Acceptance Corp.:
     250,000 Series 1998-D,
             5.75%, 6/9/2003....................................        248,791
      45,000 Series 1997-A Cl. A3,
             6.48%, 5/10/2004...................................         44,909
                                                                   ------------
             Total Asset-Backed Securities (cost $18,524,831)...     18,001,401
                                                                   ------------

                                   EVERGREEN
                             Capital Balanced Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                             Value

 CORPORATE BONDS - 9.2%
             Banks - 0.0%
 $    60,000 Norwest Corp.
              6.80%, 5/15/2002..................................   $     60,419
                                                                   ------------
             Diversified Companies - 0.4%
   1,500,000 Rothmans Nederland Holdings BV
              6.875%, 5/6/2008..................................      1,409,777
                                                                   ------------
             Finance & Insurance - 1.6%
   1,500,000 Associates Corp. of North America 6.25%,
              11/1/2008.........................................      1,414,170
   1,250,000 Ford Motor Credit Co.
              5.80%, 1/12/2009..................................      1,137,487
     300,000 General Electric Capital Corp.
              6.29%, 12/15/2007.................................        300,166
   1,580,000 Goldman Sachs Group, Inc.
              6.65%, 5/15/2009..................................      1,505,024
   1,450,000 Household Finance Corp.
              6.40%, 6/17/2008..................................      1,363,310
     100,000 Toyota Motor Credit Corp.
              5.625%, 11/13/2003................................         96,452
                                                                   ------------
                                                                      5,816,609
                                                                   ------------
             Food & Beverage Products - 0.9%
   1,500,000 Kroger Co.
              7.25%, 6/1/2009...................................      1,467,561
   1,800,000 Pepsi Bottling Holdings, Inc.
              5.625%, 2/17/2009.................................      1,619,048
                                                                   ------------
                                                                      3,086,609
                                                                   ------------
             Healthcare Products &
              Services - 0.1%
     330,000 SmithKline Beecham Corp.
              6.625%, 10/1/2001.................................        333,041
                                                                   ------------
             Information Services & Technology - 1.0%
   1,800,000 IBM Corp. (b)
              6.50%, 1/15/2028..................................      1,651,469
   2,000,000 Sun Microsystems, Inc.
              7.65%, 8/15/2009..................................      2,030,640
                                                                   ------------
                                                                      3,682,109
                                                                   ------------
             Oil/Energy - 1.1%
   1,400,000 Atlantic Richfield Co.
              5.90%, 4/15/2009..................................      1,302,323
   1,800,000 Conoco, Inc.
              6.35%, 4/15/2009..................................      1,716,021
   1,000,000 Enron Corp.
              6.725%, 11/17/2008................................        955,788
                                                                   ------------
                                                                      3,974,132
                                                                   ------------
             Retailing & Wholesale - 0.4%
   1,500,000 Wal-Mart Stores, Inc. 6.875%, 8/10/2009............      1,505,222
                                                                   ------------
             Sovereign Government - 0.3%
   1,150,000 Quebec Province Canada 7.50%, 9/15/2029............      1,150,840
                                                                   ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Telecommunication Services & Equipment - 1.4%
 $ 1,540,000 Cable & Wireless Communication 6.625%, 3/6/2005....   $  1,554,214
   1,500,000 Lucent Technologies, Inc. 6.45%, 3/15/2029.........      1,352,265
   2,000,000 Tyco International Group SA 6.875%, 9/5/2002.......      2,005,108
                                                                   ------------
                                                                      4,911,587
                                                                   ------------
             Utilities - Electric - 1.2%
   2,000,000 Alabama Power Co. 7.125%, 8/15/2004................      2,016,272
             Georgia Power Co.:
   1,500,000 5.50%, 12/1/2005...................................      1,400,668
   1,000,000 6.00%, 3/1/2000....................................      1,000,833
                                                                   ------------
                                                                      4,417,773
                                                                   ------------
             Utilities - Telephone - 0.5%
   1,850,000 Sprint Capital Corp. 6.90%, 5/1/2019...............      1,722,898
                                                                   ------------
             Utilities - 0.3%
   1,000,000 PSI Energy, Inc. 6.00%, 12/14/2001.................        977,601
                                                                   ------------
             Total Corporate Bonds (cost $34,032,642)...........     33,048,617
                                                                   ------------

   Shares                                                             Value

 UNIT INVESTMENT TRUST - 1.3%
             Finance & Insurance - 1.3%
      36,000 S&P 500 Depositary Receipt (SPDR Trust)
              (cost $4,605,660).................................      4,635,000
                                                                   ------------
  Principal
   Amount                                                             Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.0%
             U.S. Treasury Notes & Bonds - 3.6%
             U.S. Treasury Bonds:
 $ 1,700,000 5.25%, 11/15/2028 (b)..............................      1,474,220
     500,000 6.00%, 2/15/2026...................................        476,875
   9,350,000 6.50%, 11/15/2026 (b)(c)...........................      9,501,937
   1,250,000 U.S. Treasury Notes 6.00%, 8/15/2009...............      1,260,157
                                                                   ------------
                                                                     12,713,189
                                                                   ------------

                                   EVERGREEN
                             Capital Balanced Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
             U.S. Government Agency Obligations - 24.4%
 $ 2,250,000 Federal Home Loan Bank 7.00%, 9/22/2004.............   $  2,242,062
             Federal National Mortgage Assoc.:
   3,687,244 6.00%, 8/1/2014.....................................      3,548,087
  10,400,000 6.50%, 4/1/2014.....................................     10,227,673
   4,750,000 6.625%, 9/15/2009...................................      4,733,693
  31,336,000 7.00%, 9/1/2014 - 8/1/2029..........................     31,113,297
  25,000,000 7.50%, 9/1/2029.....................................     25,105,277
  10,716,191 Government National Mortgage Assoc.
             6.50%, 5/15/2009 - 4/15/2029........................     10,321,154
                                                                    ------------
                                                                      87,291,243
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $99,334,674).................................    100,004,432
                                                                    ------------

   Shares                                                              Value

 SHORT-TERM INVESTMENTS - 18.0%
             Mutual Fund Shares - 6.4%
  22,733,449 Navigator Prime Portfolio (d).......................     22,733,449
                                                                    ------------

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - continued
             Repurchase Agreement - 11.6%
 $41,410,701 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $41,416,775 (cost $41,410,701) (a)................   $ 41,410,701
                                                                   ------------
             Total Short-Term Investments (cost $64,144,150)....     64,144,150
                                                                   ------------

             Total Investments -(cost $364,415,292)......   107.7%  385,052,407
             Other Assets and Liabilities - net..........    (7.7)  (27,523,995)
                                                            -----  ------------
             Net Assets..................................   100.0% $357,528,412
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.
(d) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

 FUTURES CONTRACTS - SHORT POSITIONS

                  Number of    Initial Contract      Value at            Net
  Expiration      Contracts         Amount      September 30, 1999 Unrealized Loss
 ---------------------------------------------------------------------------------
  December
   1999        87 5 Yr. T-Note    $9,389,204        $9,436,786        ($47,582)
  December
   1999        43 2 Yr. T-Note     8,894,954         8,923,841         (28,887)
                                                                      --------
                                                                      ($76,469)
                                                                      ========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Capital Growth Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 92.3%
             Advertising & Related
              Services - 4.4%
     575,600 Interpublic Group of Companies, Inc. ...............   $ 23,671,550
                                                                    ------------
             Banks - 7.2%
     512,500 SouthTrust Corp. ...................................     18,385,938
     519,800 Wells Fargo Co. ....................................     20,597,075
                                                                    ------------
                                                                      38,983,013
                                                                    ------------
             Building, Construction & Furnishings - 2.9%
     754,600 Sherwin Williams Co. ...............................     15,799,438
                                                                    ------------
             Business Equipment &
              Services - 16.3%
     515,000 Automatic Data Processing, Inc. ....................     22,981,875
     376,150 * Computer Sciences Corp. ..........................     26,448,047
     467,000 First Data Corp ....................................     20,489,625
     675,000 * SunGard Data Systems, Inc. (b) ...................     17,760,937
                                                                    ------------
                                                                      87,680,484
                                                                    ------------
             Communication Systems & Services - 3.3%
     245,750 * MCI WorldCom, Inc. ...............................     17,663,281
                                                                    ------------
             Diversified Companies - 4.6%
     241,600 Tyco International Ltd. ............................     24,945,200
                                                                    ------------
             Finance & Insurance - 10.1%
     156,500 American Express Co. ...............................     21,068,812
     304,600 Federal National Mortgage Assoc. ...................     19,094,613
     483,640 Washington Mutual, Inc. ............................     14,146,470
                                                                    ------------
                                                                      54,309,895
                                                                    ------------
             Food & Beverage Products - 6.4%
     462,500 Albertsons, Inc. ...................................     18,297,656
     470,000 Philip Morris Companies, Inc. ......................     16,068,125
                                                                    ------------
                                                                      34,365,781
                                                                    ------------
             Healthcare Products &
              Services - 11.3%
     311,500 Bristol-Myers Squibb Co. ...........................     21,026,250
     220,600 Johnson & Johnson...................................     20,267,625
   1,131,000 * Tenet Healthcare Corp. (b)........................     19,863,188
                                                                    ------------
                                                                      61,157,063
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Industrial Specialty Products & Services - 3.9%
     283,700 Illinois Tool Works, Inc. .........................   $ 21,153,381
                                                                   ------------
             Information Services &
              Technology - 8.1%
     300,210 Intel Corp. .......................................     22,309,356
     227,700 * Sun Microsystems, Inc. ..........................     21,176,100
                                                                   ------------
                                                                     43,485,456
                                                                   ------------
             Manufacturing - Distributing - 4.9%
     756,500 Sysco Corp. .......................................     26,524,781
                                                                   ------------
             Paper & Packaging - 3.1%
     318,400 Kimberly-Clark Corp. ..............................     16,716,000
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 4.3%
     379,750 * AMFM, Inc. (b)...................................     23,117,281
                                                                   ------------
             Transportation - 1.5%
     446,312 Werner Enterprises, Inc. ..........................      7,866,249
                                                                   ------------
             Total Common Stocks
              (cost $427,362,541)...............................    497,438,853
                                                                   ------------
 SHORT-TERM INVESTMENTS - 8.7%
             Mutual Fund Shares - 0.7%
   3,687,316 Navigator Prime Portfolio (c)......................      3,687,316
                                                                   ------------
  Principal
   Amount                                                             Value
             Repurchase Agreement - 8.0%
 $43,350,457 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $43,356,815 (cost $43,350,457) (a)................     43,350,457
                                                                   ------------
             Total Short-Term Investments
              (cost $47,037,773)................................     47,037,773
                                                                   ------------

             Total Investments -
              (cost $474,400,314)........................   101.0%  544,476,626
             Other Assets and Liabilities - net..........    (1.0)   (5,504,008)
                                                            -----  ------------
             Net Assets..................................   100.0% $538,972,618
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Capital Income and Growth Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 49.6%
            Advertising & Related
             Services - 1.7%
    104,000 Interpublic Group of Companies, Inc. ................   $  4,277,000
                                                                    ------------
            Automotive Equipment & Manufacturing - 1.3%
     62,200 Ford Motor Co........................................      3,121,662
                                                                    ------------
            Banks - 4.6%
     73,500 SouthTrust Corp. ....................................      2,636,812
    100,900 U.S. Bancorp.........................................      3,045,919
     39,000 Wachovia Corp. (b)...................................      3,066,375
     65,000 Wells Fargo Co. .....................................      2,575,625
                                                                    ------------
                                                                      11,324,731
                                                                    ------------
            Building, Construction & Furnishings - 1.0%
    113,400 Sherwin Williams Co. ................................      2,374,313
                                                                    ------------
            Business Equipment &
             Services - 7.0%
    110,000 Automatic Data Processing, Inc.......................      4,908,750
     70,000 * Computer Sciences Corp. ...........................      4,921,875
     91,000 First Data Corp. ....................................      3,992,625
    130,000 * SunGard Data Systems, Inc. ........................      3,420,625
                                                                    ------------
                                                                      17,243,875
                                                                    ------------
            Communication Systems & Services - 1.3%
     43,000 * MCI WorldCom, Inc. ................................      3,090,625
                                                                    ------------
            Diversified Companies - 2.1%
     51,000 Tyco International Ltd...............................      5,265,750
                                                                    ------------
            Finance & Insurance - 6.2%
     29,000 American Express Co. (b).............................      3,904,125
     92,550 Citigroup, Inc. .....................................      4,072,200
     77,600 Federal National Mortgage
             Assoc. (b)..........................................      4,864,550
     80,000 Washington Mutual, Inc. (b)..........................      2,340,000
                                                                    ------------
                                                                      15,180,875
                                                                    ------------
            Food & Beverage Products - 2.6%
     92,900 Albertsons, Inc......................................      3,675,356
     77,000 Philip Morris Companies, Inc. .......................      2,632,438
                                                                    ------------
                                                                       6,307,794
                                                                    ------------
            Healthcare Products &
             Services - 6.2%
     65,000 Bristol-Myers Squibb Co. ............................      4,387,500
     45,500 Johnson & Johnson....................................      4,180,312
     61,000 Pharmacia & Upjohn, Inc..............................      3,027,125
    207,000 * Tenet Healthcare Corp..............................      3,635,438
                                                                    ------------
                                                                      15,230,375
                                                                    ------------
            Industrial Specialty Products & Services - 1.5%
     50,000 Illinois Tool Works, Inc.............................      3,728,125
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Information Services & Technology - 5.5%
     57,000 Intel Corp. .........................................   $  4,235,812
     28,800 International Business Machines Corp. (b)............      3,495,600
     61,000 * Sun Microsystems, Inc. ............................      5,673,000
                                                                    ------------
                                                                      13,404,412
                                                                    ------------
            Manufacturing - Distributing - 2.1%
    143,600 Sysco Corp...........................................      5,034,975
                                                                    ------------
            Oil Field Services - 1.4%
    118,800 Baker Hughes, Inc. ..................................      3,445,200
                                                                    ------------
            Paper & Packaging - 1.4%
     66,000 Kimberly-Clark Corp. ................................      3,465,000
                                                                    ------------
            Printing, Publishing, Broadcasting &
             Entertainment - 1.7%
     70,000 * AMFM, Inc. (b).....................................      4,261,250
                                                                    ------------
            Transportation - 0.6%
     85,000 Werner Enterprises, Inc. ............................      1,498,125
                                                                    ------------
            Utilities - Telephone - 1.4%
     69,300 SBC Communications, Inc. ............................      3,538,631
                                                                    ------------
            Total Common Stocks
             (cost $116,374,004).................................    121,792,718
                                                                    ------------

 Principal
   Amount                                                             Value

 ASSET-BACKED SECURITIES - 2.2%
 $1,300,000 American Express Credit Account, Series 1999 2Nctf
             Cl. A
             5.95%, 12/15/2006..................................      1,267,585
  1,800,000 Capital Auto Receivables Asset, Series 1999-2 Cl. A4
             6.30%, 5/15/2004...................................      1,802,313
  1,250,000 Discover Card Master Trust I, Series 1998-7 Cl. A
             5.60%, 5/16/2006...................................      1,203,906
  1,000,000 Ford Credit Auto Owner Trust, Series 1999-C Cl. A4
             6.08%, 9/16/2002...................................        997,505
                                                                   ------------
            Total Asset-Backed Securities
             (cost $5,258,396)..................................      5,271,309
                                                                   ------------
 CORPORATE BONDS - 12.4%
            Aerospace & Defense - 1.0%
  2,500,000 Raytheon Co.
             6.45%, 8/15/2002...................................      2,480,538
                                                                   ------------
            Banks - 0.1%
    250,000 Chase Manhattan Corp.
             7.75%, 11/1/1999...................................        250,420
                                                                   ------------
            Finance & Insurance - 2.4%
  1,000,000 Allstate Corp. 6.75%, 5/15/2018.....................        909,455
  2,500,000 Associates Corporation North America 5.75%,
             11/1/2003..........................................      2,407,677

                                   EVERGREEN
                         Capital Income and Growth Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value
 CORPORATE BONDS - continued
             Finance & Insurance - continued
 $ 1,500,000 Household Finance Corp.
              7.20%, 7/15/2006...................................   $  1,499,550
     500,000 Security Benefit Life Co.
              8.75%, 5/15/2016...................................        488,700
     785,000 United States West Capital Funding, Inc.
              6.875%, 7/15/2028..................................        701,129
                                                                    ------------
                                                                       6,006,511
                                                                    ------------
             Food & Beverage Products - 1.0%
   2,500,000 Kroger Co.
              7.25%, 6/1/2009....................................      2,445,935
                                                                    ------------
             Information Services & Technology - 1.6%
   2,500,000 International Business Machines
              6.50%, 1/15/2028...................................      2,293,707
   1,500,000 Sun Microsystems, Inc.
              7.65%, 8/15/2009...................................      1,522,980
                                                                    ------------
                                                                       3,816,687
                                                                    ------------
             Oil/Energy - 1.0%
   2,500,000 Atlantic Richfield Co.
              5.90%, 4/15/2009...................................      2,325,577
     250,000 Pacific Gas & Electric Co.
              5.93%, 10/8/2003...................................        243,696
                                                                    ------------
                                                                       2,569,273
                                                                    ------------
             Retailing & Wholesale - 1.0%
   1,000,000 Gap, Inc.
              6.90%, 9/15/2007...................................        995,226
   1,500,000 Wal-Mart Stores, Inc.
              6.875%, 8/10/2009..................................      1,505,221
                                                                    ------------
                                                                       2,500,447
                                                                    ------------
             Sovereign Government - 2.0%
   2,500,000 Province of Ontario, Canada
              7.75%, 6/4/2002....................................      2,579,350
   2,500,000 Quebec Province, Canada
              5.75%, 2/15/2009...................................      2,282,950
                                                                    ------------
                                                                       4,862,300
                                                                    ------------
             Telecommunication Services & Equipment - 0.5%
   1,250,000 Lucent Technologies, Inc.
              6.45%, 3/15/2029...................................      1,126,888
                                                                    ------------
             Thrift Institutions - 0.2%
     250,000 Great Western Financial Corp.
              6.375%, 7/1/2000...................................        250,688
     250,000 Home Svgs America, Irwindale California
              6.00%, 11/1/2000...................................        248,328
                                                                    ------------
                                                                         499,016
                                                                    ------------
             Utilities - Electric - 0.8%
   1,000,000 Duke Energy Co.
              6.00%, 12/1/2028...................................        814,466
     250,000 Florida Power & Light Co.
              5.375%, 4/1/2000...................................        249,622
     250,000 Southwestern Public Service Co.
              6.875%, 12/1/1999..................................        250,451

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Utilities - Electric - continued
 $   500,000 System Energy Resources, Inc.
              7.71%, 8/1/2001...................................   $    507,250
     250,000 Union Electric Co.
              6.75%, 10/15/1999.................................        250,088
                                                                   ------------
                                                                      2,071,877
                                                                   ------------
             Utilities - Telephone - 0.8%
   2,000,000 Worldcom, Inc.
              6.95%, 8/15/2028..................................      1,866,392
                                                                   ------------
             Total Corporate Bonds (cost $31,249,108)...........     30,496,284
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.0%
             U.S. Treasury Bonds - 2.0%
   5,600,000 U.S. Treasury Bonds
              5.25%, 11/15/2028 (b).............................      4,856,253
                                                                   ------------
             U.S. Government Agency Obligations - 24.0%
             Federal National Mortgage Assoc.
   2,591,036 6.00%, 8/1/2014....................................      2,493,250
   5,950,000 6.50%, 4/1/2014....................................      5,851,409
   3,360,000 6.625%, 9/15/2009..................................      3,348,465
  13,695,703 7.00%, 9/1/2014 - 8/1/2029.........................     13,636,129
  20,000,000 7.50%, 9/1/2029 - 10/1/2029........................     20,084,200
             Government National Mortgage Assoc.
   4,997,101 6.00%, 12/15/2028..................................      4,642,507
   6,212,287 6.50%, 7/15/2014 - 6/15/2028.......................      5,983,442
   2,925,433 7.00%, 1/15/2024 - 7/15/2024.......................      2,885,530
                                                                   ------------
                                                                     58,924,932
                                                                   ------------
             Total U.S. Government & Agency Obligations
              (cost $63,843,424)................................     63,781,185
                                                                   ------------

   Shares                                                             Value
 SHORT-TERM INVESTMENTS - 15.1%
             Mutual Fund Shares - 5.5%
  13,385,847 Navigator Prime Portfolio (c)......................     13,385,847
                                                                   ------------
  Principal
   Amount                                                             Value
             Repurchase Agreement - 9.6%
 $23,655,068 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $23,658,537
              (cost $23,655,068) (a)............................     23,655,068
                                                                   ------------
             Total Short-Term Investments (cost $37,040,915)....     37,040,915
                                                                   ------------

             Total Investments -
              (cost $253,765,847)........................   105.3%  258,382,411
             Other Assets and Liabilities - net..........    (5.3)  (12,972,562)
                                                            -----  ------------
             Net Assets..................................   100.0% $245,409,849
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. govern-ment and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Growth Fund
                            Schedule of Investments
                               September 30, 1999


   Shares                                                          Value
 COMMON STOCKS - 91.1%
             Advertising & Related Services - 1.7%
      83,350 * Lamar Advertising Co. Cl. A (b)...............   $  4,125,825
     106,289 * Outdoor Systems, Inc. ........................      3,799,832
                                                                ------------
                                                                   7,925,657
                                                                ------------
             Banks - 2.9%
      88,250 Commerce Bancorp, Inc. .........................      3,662,375
     285,784 National Commerce Bancorp.......................      6,278,317
      40,950 U.S. Trust Corp. ...............................      3,291,356
                                                                ------------
                                                                  13,232,048
                                                                ------------
             Building, Construction & Furnishings - 0.3%
      57,850 * Shaw Group, Inc. .............................      1,298,009
                                                                ------------
             Business Equipment & Services - 9.6%
     199,000 AHL Services, Inc. (b)..........................      5,186,437
     175,925 Butler International, Inc. .....................      1,539,344
     119,450 C&D Technologies................................      4,337,528
     105,550 Circle International Group, Inc. ...............      2,157,178
     232,374 Concord EFS, Inc. ..............................      4,792,714
      51,200 Corporate Executive Board Co. ..................      2,086,400
      83,500 * CSG System International, Inc. ...............      2,288,422
     240,400 Heidrick & Struggles International, Inc. .......      4,582,625
     198,250 Imax Corp. (b)..................................      3,965,000
     199,022 Nova Corp. (b)..................................      4,975,550
      76,300 Polycom, Inc. ..................................      3,636,172
     380,150 Sensormatic Electronics Corp. (b)...............      4,823,153
                                                                ------------
                                                                  44,370,523
                                                                ------------
             Communication Systems & Services - 6.7%
     112,600 Exar Corp. .....................................      4,215,463
      41,000 Focal Communications Corp. .....................      1,050,625
     219,550 Kemet Corp. ....................................      7,018,739
      65,050 Nielsen Media Research, Inc. ...................      2,419,047
     201,750 * Pinnacle Holdings, Inc. ......................      5,270,719
      75,800 Powerwave Technologies, Inc. ...................      3,654,981
     117,900 Westwood One, Inc. (b)..........................      5,320,237
      47,150 * Winstar Communications, Inc. (b)..............      1,841,797
                                                                ------------
                                                                  30,791,608
                                                                ------------
             Consumer Products & Services - 3.5%
     119,000 * Action Performance Companies, Inc. (b)........      2,506,438
     175,550 Chattem, Inc. ..................................      3,873,072
      88,150 Jakks Pacific, Inc. ............................      3,305,625
     160,750 Rent-Way, Inc. (b)..............................      3,054,250
     152,625 SCP Pool Corp. .................................      3,586,687
                                                                ------------
                                                                  16,326,072
                                                                ------------
             Electrical Equipment & Services - 11.6%
     134,700 Asyst Technologies, Inc. (b)....................      4,445,100
     186,000 * Atmel Corp. (b)...............................      6,289,125
     135,650 Atmi, Inc. (b)..................................      5,061,441
     225,140 * Benchmark Electronics, Inc. (b)...............      7,950,256
      59,750 * Black Box Corp. (b)...........................      3,136,875

   Shares                                                            Value
 COMMON STOCKS - continued
             Electrical Equipment & Services - continued
     280,650 Cypress Semiconductor Corp. ......................   $  6,033,975
     303,300 * Parlex Corp. ...................................      4,663,237
     111,100 Photronic, Inc. ..................................      2,492,806
     178,950 Power One, Inc. (b)...............................      4,563,225
      91,000 * PRI Automation, Inc. (b)........................      3,287,375
      69,900 Radisys Corp. ....................................      2,743,575
     201,000 * Sipex Corp. ....................................      2,876,813
                                                                  ------------
                                                                    53,543,803
                                                                  ------------
             Electronic Equipment & Services - 4.2%
      67,450 Alpha Industries, Inc. ...........................      3,804,602
     315,300 Cerprobe Corp. ...................................      1,497,675
      51,500 CTS Corp. ........................................      2,961,250
     257,350 International Rectifier Corp. ....................      3,924,587
     189,600 Memc Electronic Materials, Inc. (b)...............      2,607,000
     104,300 Micrel, Inc. (b)..................................      4,524,012
                                                                  ------------
                                                                    19,319,126
                                                                  ------------
             Finance & Insurance - 1.4%
      35,410 Markel Corp. .....................................      6,446,833
                                                                  ------------
             Food & Beverage Products - 1.9%
     262,000 * United States Foodservice (b)...................      4,716,000
     104,000 Wild Oats Markets, Inc. (b).......................      4,108,000
                                                                  ------------
                                                                     8,824,000
                                                                  ------------
             Healthcare Products & Services - 8.7%
     121,250 Bindley Western Industries, Inc. .................      1,735,391
     226,100 * Brookdale Living Communities, Inc. .............      3,250,187
      90,850 * Chirex, Inc. ...................................      2,345,066
      54,550 * Dendrite International, Inc. (b)................      2,577,488
     124,300 Medicis Pharmaceutical Corp. .....................      3,542,550
      99,600 * MedQuist, Inc. .................................      3,330,375
     148,000 Molecular Devices Corp. ..........................      4,070,000
     140,100 Pharmaceutical Product Development, Inc.  (b).....      1,900,106
      42,100 Priority Healthcare Corp. Cl. A...................      1,299,837
     142,150 Priority Healthcare Corp. Cl. B...................      4,388,881
     353,300 Province Healthcare Co. ..........................      4,062,950
     261,100 United Payors & United Providers..................      4,601,887
      94,750 * Wesley Jessen Visioncare, Inc. .................      2,955,016
                                                                  ------------
                                                                    40,059,734
                                                                  ------------
             Industrial Specialty Products & Services - 0.5%
      54,000 * Dionex Corp. ...................................      2,308,500
                                                                  ------------
             Information Services & Technology - 10.4%
      53,200 * Applied Micro Circuits Corp. ...................      3,032,400
     106,900 Bea Systems, Inc. (b).............................      3,774,906
     206,450 Braun Consulting, Inc. (b)........................      3,432,231
     119,300 Burr-Brown Corp. .................................      4,712,350
     271,200 * Corsair Communications, Inc. ...................      1,915,350
     106,350 Datastream Systems, Inc. .........................      1,395,844
      34,900 Factset Research Systems Inc. (b).................      1,984,938

                                   EVERGREEN
                                  Growth Fund
                       Schedule of Investments(continued)
                               September 30, 1999


   Shares                                                             Value
 COMMON STOCKS - continued
             Information Services & Technology - continued
     165,900 Galileo Technology Ltd. ...........................   $  4,147,500
     220,400 * Mecon, Inc. .....................................      1,405,050
      39,750 * Network Appliance, Inc. .........................      2,847,094
     282,600 Newgen Results Corp. ..............................      3,073,275
     278,350 Peerless Systems Corp. ............................      3,688,137
     109,700 Remedy Corp. ......................................      3,112,738
      17,250 * Sandisk Corp. ...................................      1,124,484
      54,350 Verity, Inc. ......................................      3,739,959
     111,300 Visual Networks, Inc. .............................      4,723,294
                                                                   ------------
                                                                     48,109,550
                                                                   ------------
             Oil/Energy - 1.7%
     189,200 Basin Exploration, Inc. ...........................      4,540,800
      19,050 Evergreen Resources ...............................        458,391
     128,550 Precision Drilling Corp. (b).......................      2,980,753
                                                                   ------------
                                                                      7,979,944
                                                                   ------------
             Oil Field Services - 5.6%
     209,050 * Core Laboratories NV (b).........................      3,932,753
     110,450 Ensign Resource Group, Inc. .......................      2,439,327
     166,400 * Global Industries Ltd. ..........................      1,352,000
     229,200 Gulf Islands Fabrication, Inc. ....................      3,022,575
     181,350 Hanover Compressor Co. (b).........................      5,769,197
     132,250 National Oilwell, Inc. (b).........................      2,173,859
     402,700 Pride International, Inc. (b)......................      5,713,306
     177,400 Trico Marine Services, Inc. .......................      1,474,638
                                                                   ------------
                                                                     25,877,655
                                                                   ------------
             Pharmaceuticals - 0.1%
      14,350 King Pharmaceuticals, Inc. (b) ....................        502,250
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 6.0%
     121,050 Cadmus Communications Corp. .......................      1,346,681
     120,450 Citadel Communications Corp. ......................      4,110,357
     114,400 Cox Radio, Inc. Cl. A..............................      6,806,800
      69,350 Cumulus Media, Inc. ...............................      2,266,878
     119,600 * Emmis Broadcasting Corp. Cl. A...................      7,901,075
      89,150 * Entercom Communications Corp. (b)................      3,209,400
     199,550 Medialink Worldwide, Inc. .........................      2,095,275
                                                                   ------------
                                                                     27,736,466
                                                                   ------------
             Retailing & Wholesale - 6.7%
     258,500 Copart, Inc. ......................................      4,766,094
      53,395 Dollar General Corp. ..............................      1,648,570
     126,725 Dollar Tree Stores, Inc. (b).......................      5,061,080

   Shares                                                             Value
 COMMON STOCKS - continued
             Retailing & Wholesale - continued
     291,150 Family Dollar Stores, Inc. ........................   $  6,150,544
     152,050 * Men's Wearhouse, Inc. ...........................      3,269,075
     171,750 Papa John's International, Inc. (b)................      7,084,687
     160,450 Ruby Tuesday, Inc. ................................      3,128,775
                                                                   ------------
                                                                     31,108,825
                                                                   ------------
             Telecommunication Services & Equipment - 4.8%
     104,500 * Advanced Fibre Communications....................      2,325,125
      61,900 * CapRock Communications Corp. (b).................      1,439,175
      50,700 Commonwealth Telephone Enterprises.................      2,230,800
     200,650 CTC Communications Corp. ..........................      3,298,184
     249,400 Digital Microwave Corp. ...........................      3,912,462
     262,500 * ITC DeltaCom, Inc. ..............................      7,218,750
     165,050 Precision Response Corp. ..........................      2,021,863
                                                                   ------------
                                                                     22,446,359
                                                                   ------------
             Transportation - 2.8%
     141,700 Carey International, Inc. .........................      3,542,500
      75,900 Expeditores International Washington, Inc. ........      2,435,916
     106,100 Forward Air Corp. .................................      2,506,612
     212,325 * Mesaba Holdings, Inc. ...........................      2,494,819
     176,425 * MotivePower Industries, Inc. ....................      1,940,675
                                                                   ------------
                                                                     12,920,522
                                                                   ------------
             Total Common Stocks
              (cost $353,956,917)...............................    421,127,484
                                                                   ------------
 SHORT-TERM INVESTMENTS - 24.8%
             Mutual Fund Shares - 16.0%
  74,111,928 Navigator Prime Portfolio (c)...                        74,111,928
                                                                   ------------
  Principal
   Amount                                                             Value
             Repurchase Agreement - 8.8%
 $40,429,320 State Street Bank & Trust Co., purchased 9/30/1999,
              5.28%, maturing 10/1/1999, maturity value
              $40,435,250
              (cost $40,429,320) (a)............................     40,429,320
                                                                   ------------
             Total Short-Term Investments (cost $114,541,248)...    114,541,248
                                                                   ------------

             Total Investments -
              (cost $468,498,165)........................   115.9%  535,668,732
             Other Assets and
              Liabilities - net..........................   (15.9)  (73,529,009)
                                                            -----  ------------
             Net Assets..................................   100.0% $462,139,723
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                High Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                              Value

 CORPORATE BONDS - 85.9%
             Advertising & Related Services - 0.8%
 $ 2,000,000 Ackerley Group, Inc.,
              Sr. Sub. Note,
              9.00%, 1/15/2009...................................   $  1,927,500
                                                                    ------------
             Aerospace & Defense - 2.5%
             Atlas Air, Inc.,
             Sr. Note:
   1,250,000 9.375%, 11/15/2006..................................      1,181,250
   1,350,000 10.75%, 8/1/2005....................................      1,356,750
   2,250,000 Compass Aerospace Corp., Sr. Sub. Note,
              10.125%, 4/15/2005 (a).............................      1,971,563
   2,000,000 K & F Inds., Inc.,
              Sr. Sub. Note, Ser. B,
              9.25%, 10/15/2007..................................      1,950,000
                                                                    ------------
                                                                       6,459,563
                                                                    ------------
             Automotive Equipment & Manufacturing - 3.2%
   2,000,000 Budget Group, Inc.,
              Sr. Note,
              9.125%, 4/1/2006...................................      1,770,000
   2,000,000 Dura Operating Corp.,
              Sr. Sub. Note,
              9.00%, 5/1/2009 (a)................................      1,860,000
   1,500,000 Hayes Wheels Int'l., Inc.,
              Sr. Sub. Note, Ser. B,
              9.125%, 7/15/2007..................................      1,417,500
   2,000,000 Oxford Automotive, Inc., Sr. Sub. Note,
              10.125%, 6/15/2007.................................      1,850,000
   2,000,000 Universal Compression, Inc.,
              Sr. Note,
              9.875%, 2/15/2008..................................      1,200,000
                                                                    ------------
                                                                       8,097,500
                                                                    ------------
             Building, Construction & Furnishings - 1.9%
   1,000,000 Cathay Int'l. Ltd.,
              Sr. Note,
              13.00%, 4/15/2008 (a) .............................        515,000
   2,000,000 Del Webb Corp.,
              Sr. Sub. Debs.,
              10.25%, 2/15/2010..................................      1,850,000
     750,000 Schuler Homes, Inc.,
              Sr. Note,
              9.00%, 4/15/2008...................................        680,625
   2,000,000 Splitrock Services, Inc.,
              Sr. Note, Ser. B,
              11.75%, 7/15/2008..................................      1,810,000
                                                                    ------------
                                                                       4,855,625
                                                                    ------------
             Cable/Other Video Distribution - 0.4%
   1,000,000 Classic Cable, Inc.,
              Sr. Sub. Note,
              9.375%, 8/1/2009 (a)...............................        970,000
                                                                    ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Chemical & Agricultural Products - 1.8%
 $ 3,000,000 Agriculture Minerals & Chemicals, Sr. Note,
              10.75%, 9/30/2003.................................   $  1,425,000
   1,700,000 Huntsman ICI Chemicals, Inc., Sr. Sub. Note,
              10.125%, 7/1/2009 (a).............................      1,674,500
   1,750,000 United Inds. Corp.,
              Sr. Sub. Note,
              9.875%, 4/1/2009 (a)..............................      1,513,750
                                                                   ------------
                                                                      4,613,250
                                                                   ------------
             Commercial Services - 2.5%
   1,000,000 AEP Industries,
              Sr. Sub. Note,
              9.875%, 11/15/2007................................        950,000
     600,000 Anchor Lamina, Inc.,
              Sr. Sub. Note,
              9.875%, 2/1/2008..................................        519,000
   2,600,000 Biovail Corp. Int'l.,
              Sr. Note,
              10.875%, 11/15/2005...............................      2,697,500
   1,000,000 Building One Services Corp.,
              Sr. Sub. Note,
              10.50%, 5/1/2009..................................        927,500
   1,250,000 Group Maintenance America Corp.,
              Sr. Sub. Note,
              9.75%, 1/15/2009..................................      1,228,125
                                                                   ------------
                                                                      6,322,125
                                                                   ------------
             Communication Systems & Services - 15.0%
   1,000,000 Airgate PCS, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 13.50%),
              0.00%, 10/1/2009 (b)..............................        550,000
   1,000,000 Cadmus Communications Corp., Sr. Sub. Note,
              9.75%, 6/1/2009...................................      1,001,250
   1,000,000 Capstar Broadcasting Partners, Sr. Disc. Note,
              12.75%, 2/1/2009..................................        845,000
   4,000,000 Century Communications Corp., Sr. Disc. Note, Step
              Bond, (Eff. Yield 8.85%),
              0.00%, 1/15/2008 (b)..............................      1,740,000
   1,500,000 Chancellor Media Corp.,
              Sr. Sub. Note,
              9.00%, 10/1/2008..................................      1,526,250
             Charter Communications Holdings, Sr. Note:
   1,300,000 8.25%, 4/1/2007 (a)................................      1,220,375
   1,200,000 8.625%, 4/1/2009 (a)...............................      1,140,000
     400,000 Citadel Broadcasting Co., Sr. Sub. Note,
              9.25%, 11/15/2008.................................        394,000
   1,500,000 Crown Castle Int'l. Corp., Sr. Disc. Note, Step
              Bond, (Eff. Yield 10.74%),
              0.00%, 11/15/2007 (b).............................      1,050,000

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                               Value

 CORPORATE BONDS - continued
             Communication Systems & Services - continued
 $ 1,500,000 Diamond Cable Communications, Sr. Disc. Note, Step
              Bond, (Eff. Yield 10.29%),
              0.00%, 12/15/2005 (b)...............................   $  1,342,500
   1,175,000 Frontiervision Holdings LP, Sr. Disc. Note, Step
              Bond, (Eff. Yield 9.98%),
              0.00%, 9/15/2007 (b)................................        998,750
   3,500,000 Intermedia Communications, Inc., Sr. Disc. Note, Step
              Bond, (Eff. Yield 11.08%),
              0.00%, 5/15/2006 (b)................................      2,800,000
             Level 3 Communications, Inc.:
   2,000,000 Sr. Disc. Note, Step Bond,
             (Eff. Yield 10.58%),
             0.00%, 12/1/2008 (b).................................      1,132,500
   1,000,000 Sr. Note,
             9.125%, 5/1/2008.....................................        908,750
   1,900,000 Metromedia Fiber Network, Inc., Sr. Note,
              10.00%, 11/15/2008..................................      1,843,000
   1,500,000 Metronet Communications Corp., Sr. Disc. Note, Step
              Bond, (Eff. Yield 9.87%),
              0.00%, 6/15/2008 (b)................................      1,170,000
   2,000,000 Microcell Telecommunications, Inc., Sr. Disc. Note,
              Step Bond, Ser. B, (Eff. Yield 11.42%),
              0.00%, 6/1/2006 (b).................................      1,680,000
             Nextel Communications, Inc.:
   2,000,000 Sr. Disc. Note,
             9.75%, 8/15/2004.....................................      2,027,500
   2,000,000 Sr. Disc. Note, Step Bond, (Eff. Yield 10.67%),
             0.00%, 9/15/2007 (b).................................      1,490,000
   1,000,000 Sr. Secd. Note,
             12.00%, 11/1/2008....................................      1,120,000
   1,950,000 Nextlink Communications, Inc., Sr. Note,
              10.75%, 6/1/2009....................................      1,964,625
     700,000 Northland Cable Television, Inc., Sr. Sub. Note,
              10.25%, 11/15/2007..................................        701,750
   2,000,000 NTL Communications Corp., Sr. Disc. Note, Step Bond,
              (Eff. Yield 11.09%),
              0.00%, 10/1/2008 (b)................................      1,365,000
   1,000,000 Paging Network, Inc.,
              Sr. Sub. Note,
              8.875%, 2/1/2006....................................        285,000
   2,000,000 Price Communications Wireless, Inc., Sr. Sub. Note,
              11.75%, 7/15/2007...................................      2,195,000
   2,000,000 Startec Global Communications Corp., Sr. Note,
              12.00%, 5/15/2008...................................      1,820,000
   3,000,000 United Int'l. Holdings, Inc.,
              Sr. Secd. Note, Step Bond,
              (Eff. Yield 10.39%)
              0.00%, 2/15/2008....................................      1,826,250

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Communication Systems & Services - continued
             Worldwide Fiber, Inc.:
 $ 1,000,000 Sr. Note,
             12.50%, 12/15/2005.................................   $  1,017,500
   1,000,000 Sr. Note,
             12.00%, 8/1/2009 (a)...............................        985,000
                                                                   ------------
                                                                     38,140,000
                                                                   ------------
             Consumer Products & Services - 7.7%
   2,100,000 Amazon.com, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.08%),
              0.00%, 5/1/2008 (b)...............................      1,375,500
   1,500,000 Decision One Holdings Corp.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 12.11%),
              0.00%, 8/1/2008 (b)...............................         13,125
   2,500,000 Musicland Group, Inc.,
              Sr. Sub. Note,
              9.875%, 3/15/2008.................................      2,312,500
   2,000,000 Nationsrent, Inc.,
              Sr. Sub. Note,
              10.375%, 12/15/2008...............................      1,985,000
   1,150,000 Outsourcing Services Group, Inc.,
              Sr. Sub. Note, Ser. B, 10.875%, 3/1/2006..........      1,063,750
   2,500,000 Pantry, Inc.,
              Gtd. Note,
              10.25%, 10/15/2007................................      2,506,250
   2,000,000 Pinnacle Holdings, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.10%),
              0.00%, 3/15/2008 (b)..............................      1,150,000
   2,500,000 Premier Graphics, Inc.,
              Sr. Gtd. Note,
              11.50%, 12/1/2005.................................      2,325,000
   2,000,000 Sleepmaster LLC,
              Sr. Sub. Note,
              11.00%, 5/15/2009 (a).............................      2,005,000
             Verio, Inc.,
              Sr. Note:
   1,500,000 10.375%, 4/1/2005..................................      1,496,250
   1,000,000 11.25%, 12/1/2008..................................      1,027,500
   2,400,000 Weight Watchers Int'l., Inc., Sr. Sub. Note,
              13.00%, 10/1/2009 (a).............................      2,400,000
                                                                   ------------
                                                                     19,659,875
                                                                   ------------
             Diversified Companies - 1.1%
   1,000,000 Blount, Inc.,
              Sr. Note,
              13.00%, 8/1/2009 (a)..............................      1,036,250
   2,450,000 Pioneer Amers Acquisition Corp., Sr. Secd. Note,
              Ser. B, 9.25%, 6/15/2007..........................      1,886,500
                                                                   ------------
                                                                      2,922,750
                                                                   ------------
             Education - 0.4%
   1,250,000 La Petite Academy, Inc.,
              Sr. Note, Ser. B,
              10.00%, 5/15/2008.................................      1,056,250
                                                                   ------------

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Electrical Equipment & Services - 0.2%
 $   500,000 Integrated Electrical Services, Sr. Sub. Note,
              9.375%, 2/1/2009...................................   $    492,500
                                                                    ------------
             Electronic Equipment & Services - 0.9%
   2,000,000 CHS Electronics, Inc.,
              Sr. Note,
              9.875%, 4/15/2005..................................        310,000
   2,000,000 Fairchild Semiconductor Corp.,
              Sr. Sub. Note,
              10.375%, 10/1/2007 (a).............................      1,995,000
                                                                    ------------
                                                                       2,305,000
                                                                    ------------
             Finance & Insurance - 0.7%
   1,500,000 Aetna Inds., Inc.,
              Sr. Note,
              11.875%, 10/1/2006.................................      1,693,125
                                                                    ------------
             Food & Beverage Products - 3.3%
   2,500,000 Agrilink Foods, Inc.,
              Sr. Sub. Note,
              11.875%, 11/1/2008.................................      2,212,500
   2,625,000 Del Monte Foods Co.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.51%),
              0.00%, 12/15/2007 (b)..............................      1,995,000
   2,500,000 Luiginos, Inc.,
              Sr. Sub. Note,
              10.00%, 2/1/2006...................................      2,350,000
   2,000,000 Vlasic Foods Int'l., Inc.,
              Sr. Sub. Note,
              10.25%, 7/1/2009 (a)...............................      1,810,000
                                                                    ------------
                                                                       8,367,500
                                                                    ------------
             Gaming - 5.9%
   2,375,000 Argosy Gaming Co.,
              Sr. Sub. Note,
              10.75%, 6/1/2009 (a)...............................      2,461,094
   1,500,000 Coast Hotels & Casinos, Inc., Sr. Sub. Note,
              9.50%, 4/1/2009....................................      1,417,500
   1,500,000 Hollywood Casino Corp., Sr. Secd. Note,
              11.25%, 5/1/2007 (a)...............................      1,515,000
   2,225,000 Hollywood Park, Inc.,
              Sr. Sub. Note, Ser. B,
              9.50%, 8/1/2007....................................      2,180,500
   1,000,000 Horseshoe Gaming LLC, Sr. Sub. Note,
              8.625%, 5/15/2009 (a)..............................        955,000
   2,125,000 Isle Capri Casinos, Inc.,
              Sr. Sub. Note,
              8.75%, 4/15/2009...................................      1,960,312
   1,500,000 Majestic Star Casino LLC, Sr. Secd. Note,
              10.875%, 7/1/2006 (a)..............................      1,477,500

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Gaming - continued
             Premier Parks, Inc.,
 $ 3,000,000  Sr. Disc. Note, Step Bond, (Eff. Yield 9.55%),
              0.00%, 4/1/2008 (b)...............................   $  1,920,000
   1,000,000 Sr. Note,
             9.75%, 6/15/2007...................................        975,000
                                                                   ------------
                                                                     14,861,906
                                                                   ------------
             Hospitals/Nursing Homes/
              Healthcare - 3.2%
   1,400,000 Lifepoint Hospitals Holdings, Inc.,
              Sr. Sub. Note,
              10.75%, 5/15/2009 (a).............................      1,393,000
   2,500,000 Oxford Health Plans, Inc.,
              Sr. Note,
              11.00%, 5/15/2005 (a).............................      2,493,750
   2,500,000 Tenet Healthcare Corp.,
              Sr. Sub. Note,
              8.625%, 1/15/2007.................................      2,387,500
   2,000,000 Triad Hospitals Holdings,
              11.00%, 5/15/2009.................................      1,990,000
                                                                   ------------
                                                                      8,264,250
                                                                   ------------
             Industrial Specialty Products & Services - 1.9%
   1,000,000 American Plumbing & Mechanical Co., Sr. Sub. Note,
              11.625%, 10/15/2008 (a)...........................        895,000
   1,000,000 Hydrochemical Industrial Services, Inc., Sr. Sub.
              Note, Ser. B, 10.375%, 8/1/2007...................        875,000
   1,000,000 Intersil Corp.,
              Sr. Sub. Note,
              13.25%, 8/15/2009.................................      1,042,500
   2,000,000 Muzak LLC/Muzak Finance Corp., Sr. Sub. Note,
              9.875%, 3/15/2009 (a).............................      1,910,000
                                                                   ------------
                                                                      4,722,500
                                                                   ------------
             Iron & Steel - 0.6%
   1,500,000 Ucar Global Enterprises, Inc., Sr. Sub. Note,
              12.00%, 1/15/2005.................................      1,569,375
                                                                   ------------
             Machinery - Diversified - 1.4%
   2,000,000 Terex Corp.,
              Sr. Sub. Note,
              8.875%, 4/1/2008..................................      1,890,000
   2,000,000 W.R. Carpenter North America, Inc., Sr. Sub. Note,
              10.625%, 6/15/2007................................      1,680,000
                                                                   ------------
                                                                      3,570,000
                                                                   ------------
             Manufacturing - Distributing - 2.8%
   2,000,000 Decora Inds., Inc.,
              Sr. Secd. Note,
              11.00%, 5/1/2005..................................      1,820,000
   1,500,000 Delta Mills, Inc.,
              Sr. Note, Ser. B,
              9.625%, 9/1/2007..................................      1,177,500

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Manufacturing -
              Distributing - continued
 $ 2,500,000 Tekni Plex, Inc.,
              Sr. Sub. Note, Ser. B,
              11.25%, 4/1/2007..................................   $  2,625,000
   1,475,000 Venture Holdings Trust,
              Sr. Note,
              11.00%, 6/1/2007 (a)..............................      1,452,875
                                                                   ------------
                                                                      7,075,375
                                                                   ------------
             Oil/Energy - 4.9%
   1,000,000 Canadian Forest Oil Ltd., Sr. Sub. Note,
              8.75%, 9/15/2007..................................        967,500
             Cross Timbers Oil Co.,
              Sr. Sub. Note, Ser. B:
   1,120,000 8.75%, 11/1/2009...................................      1,083,600
   1,000,000 9.25%, 4/1/2007....................................        992,500
   1,200,000 Eott Energy Partners LP,
              Sr. Note,
              11.00%, 10/1/2009.................................      1,212,000
   1,500,000 Forest Oil Corp.,
              Sub. Gtd. Note,
              10.50%, 1/15/2006.................................      1,552,500
   1,000,000 Houston Exploration Co., Sr. Sub. Note,
              8.625%, 1/1/2008..................................        975,000
   2,000,000 Pride Petroleum Services, Inc., Sr. Note,
              9.375%, 5/1/2007..................................      2,020,000
   2,600,000 Swift Energy Co.,
              Sr. Sub. Note,
              10.25%, 8/1/2009..................................      2,613,000
   1,000,000 Tesoro Petroleum Corp., Sr. Sub. Note, Ser. B,
              9.00%, 7/1/2008...................................        985,000
                                                                   ------------
                                                                     12,401,100
                                                                   ------------
             Paper & Packaging - 2.3%
   2,000,000 Pacific Papers, Inc.,
              Sr. Note,
              10.00%, 3/15/2009.................................      2,040,000
   1,750,000 Packaging Corp. America, Sr. Sub. Note,
              9.625%, 4/1/2009 (a)..............................      1,776,250
   2,000,000 Repap New Brunswick, Inc., Sr. Secd. Note, 1st
              Priority,
              9.00%, 6/1/2004...................................      1,920,000
                                                                   ------------
                                                                      5,736,250
                                                                   ------------
             Pharmaceuticals - 1.4%
     525,000 Express Scripts, Inc.,
              Sr. Note,
              9.625%, 6/15/2009.................................        535,500
   3,000,000 King Pharmaceuticals, Inc., Sr. Sub. Note,
              10.75%, 2/15/2009.................................      3,105,000
                                                                   ------------
                                                                      3,640,500
                                                                   ------------
             Real Estate - 0.8%
   2,000,000 Intrawest Corp.,
              Sr. Note,
              9.75%, 8/15/2008..................................      1,930,000
                                                                   ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Retailing & Wholesale - 4.7%
 $ 2,000,000 Big 5 Corp.,
              Sr. Note, Ser. B,
              10.875%, 11/15/2007...............................   $  1,975,000
   1,250,000 Community Distributors, Inc., Sr. Note, Ser. B,
              10.25%, 10/15/2004................................      1,071,875
   1,500,000 French Fragrances, Inc.,
              Sr. Note, Ser. B,
              10.375%, 5/15/2007................................      1,432,500
   2,500,000 K Mart Corp.,
              Debentures,
              7.95%, 2/1/2023...................................      2,272,960
   2,000,000 Owens & Minor, Inc.,
              Sr. Sub. Note,
              10.875%, 6/1/2006.................................      2,030,000
   1,500,000 Pathmark Stores, Inc.,
              Sub. Note,
              11.625%, 6/15/2002................................      1,477,500
   1,635,000 Phar Mor, Inc.,
              Note,
              11.72%, 9/11/2002.................................      1,618,650
                                                                   ------------
                                                                     11,878,485
                                                                   ------------
             Telecommunication Services & Equipment - 10.8%
   1,000,000 Allegiance Telecom, Inc.,
              Sr. Note,
              12.875%, 5/15/2008................................      1,085,000
     500,000 American Cellular Corp.,
              Sr. Note,
              10.50%, 5/15/2008.................................        516,250
   2,000,000 AMSC Acquisition, Inc.,
              Sr. Note,
              12.25%, 4/1/2008..................................      1,430,000
   2,350,000 Centennial Cellular Operating Co., Sr. Sub. Note,
              10.75%, 12/15/2008................................      2,455,750
   2,000,000 Filtronic Plc,
              Sr. Note,
              10.00%, 12/1/2005 (a).............................      1,955,000
   2,000,000 Hermes Europe Railtel BV,
              Sr. Note,
              11.50%, 8/15/2007.................................      2,025,000
   1,770,000 ICG Holdings, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 12.32%),
              0.00%, 5/1/2006 (b)...............................      1,354,050
   1,200,000 Insight Midwest LP,
              Sr. Note,
              9.75%, 10/1/2009 (a)..............................      1,209,000
   1,650,000 KMC Telecom Holdings, Inc.,
              Sr. Note,
              13.50%, 5/15/2009 (a).............................      1,625,250
   2,000,000 McLeod USA, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 9.75%),
              0.00%, 3/1/2007 (b)...............................      1,585,000
   1,000,000 Omnipoint Corp.,
              Sr. Note,
              11.50%, 9/15/2009 (a).............................      1,035,000

                                   EVERGREEN
                                High Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Telecommunication Services & Equipment - continued
             Primus Telecommunications Group, Sr. Note:
 $   750,000 11.25%, 1/15/2009...................................   $    712,500
   1,000,000 11.75%, 8/1/2004....................................        980,000
             PSINet, Inc.:
             Sr. Note,
   2,000,000 11.50%, 11/1/2008...................................      2,025,000
   1,000,000 11.00%, 8/1/2009 (a)................................        992,500
             Sprint Spectrum LP:
   1,000,000 Sr. Disc. Note, Step Bond,
             (Eff. Yield 9.80%),
             0.00%, 8/15/2006 (b) ...............................        925,000
   1,000,000 Sr. Note,
             11.00%, 8/15/2006...................................      1,125,000
             Telewest Communications PLC,
              Sr. Disc. Note, Step Bond:
   1,500,000 (Eff. Yield 11.09%),
             0.00%, 10/1/2007 (b)................................      1,346,250
     500,000 (Eff. Yield 9.55%),
             0.00%, 4/15/2009 (a)(b).............................        305,000
   4,000,000 Triton PCS, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 12.57%),
              0.00%, 5/1/2008 (b)................................      2,710,000
                                                                    ------------
                                                                      27,396,550
                                                                    ------------
             Textile & Apparel - 1.8%
     200,000 Consoltex Group,
              Sr. Sub. Note, Ser. B,
              11.00%, 10/1/2003..................................        201,000
   1,000,000 Panolam Inds. Int'l., Inc.,
              Sr. Sub. Note,
              11.50%, 2/15/2009 (a)..............................      1,005,000
   1,500,000 Simmons Co.,
              Sr. Sub. Note,
              10.25%, 3/15/2009..................................      1,485,000
   2,000,000 Supreme Int'l. Corp.,
              Sr. Sub. Note,
              12.25%, 4/1/2006...................................      1,970,000
                                                                    ------------
                                                                       4,661,000
                                                                    ------------
             Transportation - 1.0%
   1,000,000 American Commercial Lines LLC,
              Sr. Note,
              10.25%, 6/30/2008..................................        987,500
   1,335,000 Greyhound Lines, Inc.,
              Sr. Note, Ser. B,
              11.50%, 4/15/2007..................................      1,503,911
                                                                    ------------
                                                                       2,491,411
                                                                    ------------
             Total Corporate Bonds
              (cost $230,528,488)................................    218,081,265
                                                                    ------------

  Principal
   Amount                                                              Value

 YANKEE OBLIGATIONS - 0.9%
              Communication Systems & Services - 0.9%
 $ 2,500,000  Clearnet Communications, Inc.,
               Sr. Disc. Note, Step Bond,
               (Eff. Yield 13.65%),
               0.00%, 12/15/2005 (b) (cost $2,355,839)...........   $  2,368,750
                                                                    ------------
   Shares                                                              Value

 WARRANTS - 0.1%
              Commercial Services - 0.1%
       2,000* Splitrock Services, Inc., .........................        144,000
                                                                    ------------
              Communication Systems & Services - 0.0%
       2,000* Startec Global Communications Corp.................          2,000
                                                                    ------------
              Telecommunication Services & Equipment - 0.0%
       2,000* American Mobile Satellite Corp., ..................         79,000
                                                                    ------------
              Total Warrants
               (cost $33,218)....................................        225,000
                                                                    ------------
 COMMON STOCKS - 0.6%
              Communication Systems & Services - 0.6%
      64,002* Price Communications Wireless, Inc.,
               (cost $819,062)...................................      1,604,050
                                                                    ------------
 PREFERRED STOCKS - 0.5%
              Telecommunication Services & Equipment - 0.5%
      11,170* Rural Cellular Corp.
               (cost $898,635)...................................      1,139,340
                                                                    ------------

  Principal
   Amount                                                              Value

 SHORT-TERM INVESTMENTS - 11.2%
             Repurchase Agreement -
               11.2%
 $28,330,545 State Street Bank &
              Trust Co.,
              5.28%, purchased
              9/30/1999, maturing
               10/1/1999
              maturity value
              $28,334,700
              (cost $28,330,545)
              (c).........................................            28,330,545
                                                                    ------------

              Total Investments -
               (cost $262,965,787)........................    99.2%  251,748,950
              Other Assets and
               Liabilities - net..........................     0.8     1,994,796
                                                             -----  ------------
              Net Assets..................................   100.0% $253,743,746
                                                             =====  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.2%
             Alaska - 1.4%
 $ 1,580,000 Alaska Hsg. Fin. Corp. RB, Ser. A2, 5.75%,
              6/1/2024..........................................   $  1,533,295
                                                                   ------------
             Arizona - 1.4%
   1,430,000 Pima Cnty., AZ
              IDRB, Lease Obl.,
              7.25%, 7/15/2010, (FSA)...........................      1,551,235
                                                                   ------------
             California - 6.5%
   2,500,000 Alameda Corridor Trans. Auth. RB, Ser. 1999A,
              (Eff. Yield 5.26%)
              0.00%, 10/1/2033, (MBIA) (a)......................        338,525
   1,070,000 California Statewide CDA, Spl. Assmt., RB, United
              Air Lines Inc. Proj., 5.625%, 10/1/2034...........        978,226
   1,915,000 East Bay, CA
              Muni. Util. Dist. Wst. Wtr. RB, Refunding Sub.,
              4.75%, 6/1/2021, (FGIC)...........................      1,672,963
   1,000,000 Fontana, CA
              COP, Refunding Proj.,
              5.00%, 9/1/2017, (AMBAC)..........................        931,590
   1,000,000 San Diego, CA
              Unified Sch. Dist. GO, Ser. A,
              (Eff. Yield 5.30%)
              0.00%, 7/1/2019, (FGIC) (a).......................        319,180
   1,000,000 San Francisco, CA
              City & Cnty. RB, Int'l. Arpt. Proj., Ser. 8A,
              6.30%, 5/1/2025, (FGIC)...........................      1,038,870
   2,000,000 Univ. of CA RB, Multiple Purpose Proj., Ser. C,
              4.75%, 9/1/2016, (AMBAC)..........................      1,809,580
                                                                   ------------
                                                                      7,088,934
                                                                   ------------
             Colorado - 5.5%
     405,000 Colorado HFA, SFHRB, Ser. A3, 7.00%, 11/1/2024.....        422,338
             Denver, CO, City & Cnty., Arpt. RB:
   1,000,000 Ser. D,
             7.75%, 11/15/2013..................................      1,176,490
   1,555,000 Unrefunded Balance, Ser. A, 8.50%, 11/15/2023......      1,647,305
   3,000,000 Jefferson Cnty., CO RB 5.00%, 11/1/2018, (FGIC)....      2,751,060
                                                                   ------------
                                                                      5,997,193
                                                                   ------------
             Connecticut - 0.9%
   1,000,000 Connecticut Dev. Auth. Wtr. Facs. RB, Bridgeport
              Hydraulic Proj., 6.15%, 4/1/2035..................      1,011,490
                                                                   ------------
             District of Columbia - 0.8%
   1,000,000 District Columbia GO, Ser. B, 5.25%, 6/1/2026,
              (FSA).............................................        902,000
                                                                   ------------
             Florida - 1.2%
   1,250,000 Hillsborough Cnty., FL
              IDA PCRB, Tampa Elec. Co. Proj.,
              6.25%, 12/1/2034, (MBIA)..........................      1,307,737
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Georgia - 2.3%
 $1,500,000 George L. Smith, GA
             World Congress Ctr. Auth. RB, Domed Stadium Proj.,
             5.50%, 7/1/2020, (MBIA)............................   $  1,384,800
  1,000,000 Monroe Cnty., GA
             IDA PCRB, Oglethorpe Pwr. Corp. Scherer,
             6.75%, 1/1/2010....................................      1,100,870
                                                                   ------------
                                                                      2,485,670
                                                                   ------------
            Idaho - 2.7%
            Idaho HFA SFHRB:
  2,000,000 Sr. Ser. E2,
            5.70%, 7/1/2019, (FHA)..............................      1,958,080
  1,000,000 Sr. Ser. G2,
            6.00%, 7/1/2029.....................................      1,001,460
                                                                   ------------
                                                                      2,959,540
                                                                   ------------
            Illinois - 9.2%
    970,000 Broadview, IL
             Tax Increment RB, Sr. Lien,
             8.25%, 7/1/2013 (b)................................      1,116,305
  2,475,000 Chicago Heights, IL
             Mtge. RB, Ser. B,
             (Eff. Yield 7.375%)
             0.00%, 6/1/2009 (a)................................      1,258,909
  2,000,000 Chicago, IL, O'Hare Intl. Arpt. Spl. Fac. RB, United
             Air Lines Proj., Ser. B,
             5.20%, 4/1/2011....................................      1,874,840
  2,000,000 Chicago, IL, Capital Appreciation GO
             (Eff. Yield 6.90%)
             0.00%, 7/1/2016, (AMBAC) (a).......................        706,100
  1,000,000 Illinois Hlth. Facs. Auth. RB, Midwest Physician
             Group Ltd., 5.50%, 11/15/2019......................        890,630
  2,000,000 Kane Cnty., IL
             Sch. Dist. No. 129 GO, Aurora West Side Proj.,
             5.50%, 2/1/2011, (FGIC)............................      2,029,160
            Metropolitan Pier & Exposition, IL Auth. RB:
  1,950,000 McCormick Plan Expansion:
            (Eff. Yield 6.75%)
            0.00%, 6/15/2021, (FGIC) (a)........................        541,944
  1,000,000 5.50%, 12/15/2024, (FGIC)...........................        952,810
  1,650,000 St. Clair Cnty., IL
             Pub. Bldg. RB, Capital Appreciation, Ser. B,
             (Eff. Yield 5.95%)
             0.00%, 12/1/2016, (FGIC) (a).......................        613,585
                                                                   ------------
                                                                      9,984,283
                                                                   ------------
            Indiana - 0.3%
  1,000,000 Indiana Trans. Fin. Auth. Hwy. RB, Ser. A,
             (Eff. Yield 6.25%)
             0.00%, 6/1/2017, (AMBAC) (a).......................        361,930
                                                                   ------------
            Iowa - 0.6%
    625,000 Iowa Student Loan Liquidity Corp. RB, Ser. I, (Gtd.
             Student Loans)
             6.95%, 3/1/2006....................................        655,800
                                                                   ------------

                                   EVERGREEN
                             Municipal Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Kentucky - 1.4%
 $1,400,000 Kenton Cnty., KY
             Arpt. Board, Arpt. RB, Spl. Facs. Delta Airlines
             Proj., 7.50%, 2/1/2020.............................   $  1,484,784
                                                                   ------------
            Louisiana - 1.8%
  2,000,000 New Orleans, LA
             GO, Refunding,
             5.50%, 12/1/2021...................................      1,969,640
                                                                   ------------
            Maine - 0.6%
    575,000 Maine Hsg. Auth. Mtge. Purchase RB, Ser. C2,
             6.875%, 11/15/2023.................................        597,822
                                                                   ------------
            Massachusetts - 3.1%
            Massachusetts HFA SFHRB:
    960,000  Ser. 59,
             5.40%, 6/1/2020, (MBIA)............................        904,128
  1,500,000 Ser. 73,
            5.90%, 12/1/2019, (FSA).............................      1,502,055
  1,000,000 Massachusetts Hlth. & Edl. Fac. Auth. RB, St. Mem.
             Med. Ctr., Ser. A, 6.00%, 10/1/2023................        923,720
                                                                   ------------
                                                                      3,329,903
                                                                   ------------
            Michigan - 1.6%
  1,000,000 Muskegon Cnty., MI
             Bldg. Auth. RB, Refunding,
             4.70%, 9/1/2014, (AMBAC)...........................        903,220
  1,000,000 Wayne Charter Cnty., MI
             Arpt. RB, Detroit Metropolitan Wayne Cnty. Arpt.
             Proj.,
             5.00%, 12/1/2028...................................        860,550
                                                                   ------------
                                                                      1,763,770
                                                                   ------------
            Minnesota - 0.6%
    750,000 Marshall, MN
             Med. Ctr. Gross RB, Weiner Mem. Med. Ctr. Proj.,
             6.00%, 11/1/2028...................................        700,328
                                                                   ------------
            Mississippi - 2.1%
            Mississippi Business Fin. Corp. PCRB, Sys. Energy
  1,500,000  Resources Inc. Proj.: 5.875%, 4/1/2022.............      1,394,985
  1,000,000 5.90%, 5/1/2022.....................................        932,770
                                                                   ------------
                                                                      2,327,755
                                                                   ------------
            Montana - 2.1%
  2,355,000 Montana Hsg. Board SFHRB, Ser. A2, 5.65%,
             12/1/2020..........................................      2,284,162
                                                                   ------------
            Nebraska - 3.1%
  2,560,000 American Pub. Energy Agcy. NE Gas Supply RB, NE Pub.
             Gas Agcy. Proj., Ser. A,
             4.375%, 6/1/2010, (AMBAC)..........................      2,378,803
  1,000,000 Nebraska Pub. Gas Agcy. Supply RB, Ser. A,
             5.00%, 4/1/2000....................................      1,004,160
                                                                   ------------
                                                                      3,382,963
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Nevada - 2.1%
 $2,000,000 Clark Cnty., NV
             IDRB, NV Pwr. Co. Proj., Ser. B,
             5.90%, 10/1/2030...................................   $  1,881,240
    395,000 Henderson, NV
             Local Impt. Dist. RB, No. T4, Ser. A,
             8.50%, 11/1/2012...................................        408,146
                                                                   ------------
                                                                      2,289,386
                                                                   ------------
            New Hampshire - 0.8%
    890,000 New Hampshire Higher Edl. & Fac. RB, Daniel Webster
             College Issue, 6.10%, 7/1/2009.....................        868,186
                                                                   ------------
            New Jersey - 2.7%
            New Jersey EDA RB:
  1,000,000 Arbor Glen Proj., Ser. A, 6.00%, 5/15/2028..........        939,020
  1,000,000 Continental Airlines, Inc. Proj., 6.25%, 9/15/2019..        979,880
  1,040,000 Ocean Cnty., NJ
             Util. Auth. Wst. Wtr. RB, Ser. A,
             4.00%, 1/1/2008....................................        969,072
                                                                   ------------
                                                                      2,887,972
                                                                   ------------
            New Mexico - 1.5%
  1,750,000 New Mexico Edl. Assistance Foundation RB, Ser. C1,
             (Gtd. Student Loans)
             5.50%, 11/1/2010 ..................................      1,657,040
                                                                   ------------
            New York - 7.8%
    455,000 Clifton Springs, NY
             Hosp. & Clinic RB, Refunding,
             8.00%, 1/1/2020....................................        495,277
  1,000,000 Metro Trans. Auth. NY Svcs. RB, Transport Facs.
             Proj., Ser. 7, 4.75%, 7/1/2019.....................        858,510
  2,005,000 Nassau Cnty., New York GO, General Impt., Ser. B,
             5.25%, 6/1/2015....................................      1,940,419
            New York City, NY GO:
     60,000 Prerefunded, Ser. H, 7.20%, 2/1/2013................         64,644
  1,500,000 Ser. L,
            5.625%, 8/1/2007....................................      1,562,925
    120,000 Unrefunded Balance, Ser. H, 7.20%, 2/1/2013.........        127,613
  1,000,000 New York Dormitory Auth. RB, Secd. Hosp. Wyckoff
             Hts. Proj., 5.20%, 2/15/2014.......................        949,460
  1,000,000 New York Mtge. Agcy. RB, Ser. 69, 5.50%, 10/1/2028..        940,800
  1,500,000 Port Auth. NY & NJ RB 5.875%, 9/15/2015, (FGIC).....      1,522,335
                                                                   ------------
                                                                      8,461,983
                                                                   ------------
            North Carolina - 2.2%
  1,000,000 North Carolina, Eastern Muni. Pwr. Agcy., Pwr. Sys
             RB, Ser. A, 5.70%, 1/1/2013, (MBIA)................      1,020,770

                                   EVERGREEN
                             Municipal Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            North Carolina - continued
            Sampson Area Dev. Corp. NC RB: 4.70%, 6/1/2014,
 $1,000,000  (MBIA).............................................   $    904,250
    500,000 4.75%, 6/1/2024, (MBIA).............................        422,310
                                                                   ------------
                                                                      2,347,330
                                                                   ------------
            North Dakota - 0.9%
  1,000,000 Devils Lake, ND
             Hlth. Care Facs. RB, Refunding & Impt. Lake Region
             Lutheran Proj.,
             6.10%, 10/1/2023...................................        924,390
                                                                   ------------
            Ohio - 1.9%
  1,000,000 Cuyahoga Cnty., OH
             Hlth. Care Facs. RB, Refunding Benjamin Rose
             Institute Proj.,
             5.50%, 12/1/2028...................................        882,880
  1,260,000 Toledo Lucas Cnty., OH
             Port Auth. RB, Northwest OH Bond Fund Superior,
             5.40%, 5/15/2019...................................      1,154,437
                                                                   ------------
                                                                      2,037,317
                                                                   ------------
            Oklahoma - 0.5%
    540,000 Oklahoma City, OK
             Indl. & Cultural Facs. RB, Trigen Proj.,
             6.75%, 9/15/2017...................................        541,080
                                                                   ------------
            Oregon - 2.2%
  1,000,000 Klamath Falls, OR
             Elec. RB, Refunding Sr. Lien Klamath Cogen Proj.,
             6.00%, 1/1/2025....................................        946,550
  1,550,000 Multnomah Cnty., OR,
             COP, Ser. A,
             4.125%, 8/1/2007...................................      1,471,663
                                                                   ------------
                                                                      2,418,213
                                                                   ------------
            Pennsylvania - 1.9%
  1,000,000 Pennsylvania EDA Solid Wst. Disposal RB, USG Corp.
             Proj., 6.00%, 6/1/2031.............................        962,940
  1,075,000 Philadelphia, PA
             Hosp. & Higher Edl. Facs. RB, Temple Univ. Proj.,
             6.50%, 11/15/2008..................................      1,101,606
                                                                   ------------
                                                                      2,064,546
                                                                   ------------
            Rhode Island - 0.3%
    286,000 West Warwick, RI
             GO, Ser. A,
             7.30%, 7/15/2008...................................        308,874
                                                                   ------------
            South Dakota - 0.9%
  1,000,000 South Dakota Hsg. Dev. Auth. RB, Refunding
             Homeownership Mtge., Ser. G,
             5.95%, 5/1/2020....................................        996,420
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Tennessee - 1.5%
 $1,500,000 Memphis Shelby Cnty., TN
             Arpt. Auth. RB, Federal Express Corp. Proj.,
             7.875%, 9/1/2009...................................   $  1,612,035
                                                                   ------------
            Texas - 12.6%
  1,000,000 Abilene, TX
             Hlth. Facs. Dev. RB, Sears Methodist Retirement
             Proj.,
             5.90%, 11/15/2025..................................        922,630
  2,000,000 Alliance Arpt. Auth., Inc., TX
             Spl. Facs. RB, Federal Express Corp. Proj.,
             6.375%, 4/1/2021...................................      2,017,560
  2,000,000 Brazos River Auth., TX
             RB, Refunding Houston Inds. Proj.,
             4.90%, 10/1/2015, (MBIA)...........................      1,837,500
    416,000 Brazos, TX
             Higher Ed. Auth. Inc. RB,
             Sub. Ser. C2,
             (Gtd. Student Loans)
             7.10%, 11/1/2004...................................        435,178
  1,000,000 Dallas Fort Worth, TX
             Int'l. Arpt. Fac. RB, American Airlines, Inc.
             Proj.,
             7.25%, 11/1/2030...................................      1,065,140
  2,000,000 Fort Worth, TX
             Higher Ed. Fin. Corp. RB, TX Christian Proj.,
             5.00%, 3/15/2027, (AMBAC)..........................      1,749,360
  1,000,000 Houston, TX
             Wtr. & Swr. Sys. RB, Jr. Lien, Ser. A,
             6.20%, 12/1/2025, (MBIA)...........................      1,083,180
  1,000,000 Lufkin, TX
             Hlth. Facs. Dev. Corp. RB, Mem. Hlth. Sys. of East
             TX, 5.70%, 2/15/2028...............................        910,070
            Matagorda Cnty., TX
             Navigation Dist. No. 1 RB:
  2,000,000 Houston Lighting Pwr. Co., 5.125%, 11/1/2028,
            (AMBAC).............................................      1,788,200
  1,000,000 Reliant Energy Proj., 5.95%, 5/1/2030...............        943,500
  1,000,000 Texas GO, Veterans Hsg. Assistance Program Fund,
             Ser. A, 5.65%, 12/1/2017...........................        978,820
                                                                   ------------
                                                                     13,731,138
                                                                   ------------
            Utah - 1.6%
    230,000 Bountiful, UT
             Hosp. RB, South Davis Community Hosp.,
             9.50%, 12/15/2018..................................        274,899
            Utah HFA SFHRB:
    425,000 Ser. A,
            7.20%, 1/1/2027, (FHA)..............................        439,675
  1,000,000 Sub. Ser. C2, Cl. II,
            5.75%, 7/1/2021, (FHA)..............................        978,060
                                                                   ------------
                                                                      1,692,634
                                                                   ------------

                                   EVERGREEN
                             Municipal Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Vermont - 1.4%
 $1,500,000 Vermont EDA RB, Wake Robin Corp. Proj., Ser. A,
             6.30%, 3/1/2033, (ACA).............................   $  1,495,740
                                                                   ------------
            Virginia - 0.8%
    800,000 Metropolitan Washington DC Arpt. Auth. RB, Ser. A,
             6.625%, 10/1/2019, (MBIA)..........................        846,272
                                                                   ------------
            Washington - 0.9%
  1,000,000 Washington HFA SFHRB, Ser. 4A, 5.40%, 12/1/2024,
             (GNMA/FNMA)........................................        938,530
                                                                   ------------
            West Virginia - 2.0%
  2,000,000 Harrison Cnty., WV
             Solid Wst. Disposal RB, West PA Pwr. Co. Proj.,
             6.75%, 8/1/2024, (AMBAC)...........................      2,141,380
                                                                   ------------
            Wisconsin - 3.5%
  1,500,000 Wisconsin Hlth. & Edl. Facs. RB, Franciscan Sisters
             Christian Proj., 5.50%, 2/15/2028..................      1,318,965
  2,500,000 Wisconsin Hsg. & EDA RB, Ser. G, 5.75%, 4/1/2030....      2,423,175
                                                                   ------------
                                                                      3,742,140
                                                                   ------------
            Total Municipal Obligations (cost $109,254,300).....    107,682,840
                                                                   ------------

   Shares                                                              Value

 SHORT-TERM INVESTMENTS - 1.1%
            Mutual Fund Shares - 0.2%
    232,586 Federated Municipal Obligation Fund..................   $    232,586
                                                                    ------------
 Principal
   Amount                                                              Value
            Alabama - 0.9%
 $1,000,000 Stevenson, AL
             IDRB, The Mead Corp. Proj.,
             4.00%, 10/1/1999,
             (LOC: Toronto Dominion Bank)........................      1,000,000
                                                                    ------------
            Total Short-Term Investments
             (cost $1,232,586)...................................      1,232,586
                                                                    ------------

            Total Investments -
             (cost $110,486,886).........................   100.3%  108,915,426
            Other Assets and
             Liabilities - net...........................    (0.3)     (312,141)
                                                            -----  ------------
            Net Assets...................................   100.0% $108,603,285
                                                            =====  ============

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce risk associated with such economic developments, at September 30, 1999, 46.7% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At September 30, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

FGIC 13.2%
AMBAC 11.8%
MBIA 9.3%

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accrues until its maturity date.
(b) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.

Summary of Abbreviations:
ACA  American Capital Access
AMBAC American Municipal Bond Assurance Corporation
CDA  Community Development Authority
COP  Certificates of Participation
EDA  Environmental Development Authority
FGIC Financial Guaranty Insurance Corporation
FHA  Federal Housing Authority
FNMA Federal National Mortgage Association
FSA  Financial Security Assurance Corporation
GNMA Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
IDA  Industrial Development Authority
IDRB Industrial Development Revenue Bond
LOC  Letter of Credit
MBIA Municipal Bond Investors Assurance Corporation
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond

 FUTURES CONTRACTS - SHORT POSITIONS

                                       Initial Contract      Value at      Unrealized
  Expiration     Number of Contracts        Amount      September 30, 1999    Gain
 ------------------------------------------------------------------------------------
  December
   1999        48 Municipal Bond Index    $5,407,497        $5,389,500      $17,997

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Quality Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                           Value

 ASSET-BACKED SECURITIES - 13.9%
             Advanta Mtge. Loan Trust:
  $  811,090 Ser. 1993-3, Class A-5,
             5.55%, 1/25/2025.................................   $    782,925
     563,144 Ser. 1993-4, Class A-2,
             5.55%, 3/25/2010.................................        553,540
     678,826 AFG Receivables Trust,
              7.00%, 2/15/2003................................        679,868
   2,535,000 Capital One Master Trust,
              5.43%, 1/15/2007................................      2,441,395
   6,500,000 CS First Boston Mtge. Secs. Corp., Ser. 1996-2,
              Class A-6,
              7.18%, 2/25/2018................................      6,476,567
   3,005,000 Discover Card Master Trust I,
              Ser. 1998-7, Class A,
              5.60%, 5/16/2006................................      2,894,191
             Equifax Credit Corp. Home Equity Loan Trust:
   1,026,838 Ser. 1994-1, Class B,
             5.75%, 3/15/2009.................................      1,010,536
   2,370,000 Ser. 1998-2, Class A-F,
             6.159%, 4/15/2008................................      2,300,097
     225,470 Fifth Third Bank Auto Grantor Trust,
              6.20%, 9/15/2001................................        225,715
   2,700,000 First USA Credit Card Master Trust,
              5.28%, 9/18/2006................................      2,571,467
   3,900,000 Green Tree Fin. Corp.,
              Ser. 1999-A, Class A-5,
              6.13%, 2/15/2019................................      3,791,560
   4,000,000 JCP Master Credit Card Trust,
              5.50%, 6/15/2007................................      3,849,820
     416,074 Old Stone Credit Corp. Home Equity Loan Trust,
              Ser. 1993-1, Class B-1,
              6.00%, 3/15/2008................................        416,043
                                                                 ------------
             Total Asset-Backed Securities
              (cost $28,702,767)..............................     27,993,724
                                                                 ------------
 CORPORATE BONDS - 28.2%
             Airlines - 1.0%
   2,000,000 Northwest Airlines,
              Ser. 1999-2, Class B,
              7.95%, 3/1/2015.................................      1,985,295
                                                                 ------------
             Automotive Equipment & Manufacturing - 1.5%
   3,000,000 Daimler Chrysler AG,
              Guaranteed Note,
              6.90%, 9/1/2004 (c).............................      3,014,229
                                                                 ------------
             Cable/Other Video Distribution - 1.7%
   1,400,000 Century Communications Corp.,
              Sr. Note,
              9.50%, 8/15/2000................................      1,407,000
     750,000 CSC Holdings, Inc.,
              Sr. Sub. Note,
              9.875%, 5/15/2006 (c)...........................        785,625
   1,100,000 Rogers Cablesystems Ltd.,
              Sr. Secd. Note, Ser. B,
              10.00%, 3/15/2005...............................      1,182,500
                                                                 ------------
                                                                    3,375,125
                                                                 ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Chemical & Agricultural
              Products - 0.3%
  $  550,000 Lyondell Chemical Co.,
              Sr. Secd. Note, Ser. B,
              9.875%, 5/1/2007..................................   $    547,938
                                                                   ------------
             Consumer Products & Services - 0.5%
   1,000,000 Playtex Prods. Inc.,
              Sr. Note, Ser. B,
              8.875%, 7/15/2004 (c).............................      1,007,500
                                                                   ------------
             Communication Systems &
              Services - 8.0%
     625,000 Adelphia Communications Corp.,
              Sr. Note,
              9.875%, 3/1/2005..................................        639,062
   1,200,000 Chancellor Media Corp.,
              Sr. Sub. Note,
              9.00%, 10/1/2008..................................      1,221,000
   1,200,000 Charter Communications Holdings,
              Sr. Note,
              8.625%, 4/1/2009 (a)..............................      1,140,000
     430,000 Intermedia Communications, Inc.,
              Sr. Note,
              8.60%, 6/1/2008...................................        370,875
     750,000 JCAC Inc., Sr. Sub. Note,
              10.125%, 6/15/2006................................        806,250
   3,000,000 Lucent Technologies, Inc., Deb.,
              6.45%, 3/15/2029..................................      2,704,530
   1,400,000 McLeod USA, Inc., Sr. Note,
              9.25%, 7/15/2007..................................      1,407,000
   1,120,000 Metromedia Fiber Network Inc.,
              Sr. Note,
              10.00%, 11/15/2008................................      1,086,400
     420,000 Microcell Telecommunications, Inc., Sr. Disc. Note,
              Ser. B,
              14.00%, 6/1/2006..................................        352,800
     750,000 Nextel Communications, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 10.97%),
              0.00%, 9/15/2007 (c)(e) ..........................        558,750
   1,250,000 Rogers Cantel, Inc.,
              Sr. Sub. Note,
              8.80%, 10/1/2007..................................      1,281,250
             Sprint Capital Corp.:
   2,000,000 Note,
             6.90%, 5/1/2019....................................      1,862,592
   3,000,000 Note (c),
             6.125%, 11/15/2008.................................      2,787,900
                                                                   ------------
                                                                     16,218,409
                                                                   ------------
             Electronic Equipment &
              Services - 0.4%
     800,000 Amkor Technologies, Inc.,
              Sr. Note,
              9.25%, 5/1/2006 (a)...............................        798,000
                                                                   ------------
             Finance & Insurance - 5.1%
   3,000,000 CIT Group, Inc.,
              5.91%, 11/23/2005.................................      2,819,655
   2,200,000 Goldman Sachs Group, Inc., Note,
              6.65%, 5/15/2009..................................      2,095,604

                                   EVERGREEN
                              Quality Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Finance & Insurance - continued
  $1,300,000 Household Fin. Corp., Note,
              6.40%, 6/17/2008 (c)..............................   $  1,222,278
   2,000,000 Principal Finl. Group Australia, Guaranteed Sr.
              Note,
              8.20%, 8/15/2009 (a)..............................      2,021,394
   2,000,000 Salomon, Inc., Note,
              7.30%, 5/15/2002..................................      2,039,824
                                                                   ------------
                                                                     10,198,755
                                                                   ------------
             Food & Beverage Products - 1.6%
   1,250,000 Canandaigua Brands Inc.,
              Sr. Note,
              8.625%, 8/1/2006..................................      1,231,250
   2,000,000 Kroger Co., Sr. Note,
              7.25%, 6/1/2009 (a)...............................      1,956,748
                                                                   ------------
                                                                      3,187,998
                                                                   ------------
             Gaming - 0.6%
     600,000 Casino Magic Louisiana Corp.,
              Mtge. Note, Ser. B,
              13.00%, 8/15/2003.................................        679,500
     500,000 Isle Capri Casinos, Inc.,
              Sr. Sub. Note,
              8.75%, 4/15/2009..................................        461,250
                                                                   ------------
                                                                      1,140,750
                                                                   ------------
             Information Services &
              Technology - 1.0%
   2,000,000 Sun Microsystems, Inc.,
              Sr. Note,
             7.65%, 8/15/2009 (c)...............................      2,030,640
                                                                   ------------
             Leisure & Tourism - 0.2%
     480,000 Cinemark USA, Inc.,
              Sr. Sub. Note, Ser. D,
              9.625%, 8/1/2008..................................        415,200
                                                                   ------------
             Oil/Energy - 4.4%
   3,000,000 Alabama Power Co.,
              Sr. Warrants,
              7.125%, 8/15/2004.................................      3,024,408
     900,000 CMS Energy Corp., Sr. Note,
              6.75%, 1/15/2004..................................        846,373
   4,000,000 Enron Corp.,
              6.725%, 11/17/2008................................      3,823,152
     250,000 Eott Energy Partners LP,
              Sr. Note,
              11.00%, 10/1/2009.................................        252,500
     500,000 Ocean Energy, Inc.,
              Sr. Sub. Note, Ser. B,
              8.375%, 7/1/2008 (c)..............................        485,000
     550,000 Pride Petroleum Svcs., Inc.,
              Sr. Note,
              9.375%, 5/1/2007..................................        555,500
                                                                   ------------
                                                                      8,986,933
                                                                   ------------
             Retailing & Wholesale - 1.9%
   1,145,000 Randall's Food Mkts. Inc.,
              Sr. Sub. Note, Ser. B,
              9.375%, 7/1/2007..................................      1,253,775

  Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
             Retailing & Wholesale - continued
  $2,500,000 Wal-Mart Stores, Inc., Note,
              6.875%, 8/10/2009..................................   $  2,508,702
                                                                    ------------
                                                                       3,762,477
                                                                    ------------
             Total Corporate Bonds
              (cost $57,893,906).................................     56,669,249
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.2%
             Bank America Mtge. Secs., Inc.:
   2,040,281 Ser. 1999-3, Sub. Class B-1,
             6.25%, 5/25/2014....................................      1,906,326
     952,787 Ser. 1999-3, Sub. Class B-2,
             6.25%, 5/25/2014....................................        876,752
   1,046,915 Ser. 1998-3,
             6.50%, 7/25/2013....................................      1,000,225
   2,744,935 Chase Mtge. Fin. Trust,
              Ser. 1993-L, Class 2-M,
              7.00%, 10/25/2024..................................      2,679,509
             General Electric Capital Mtge. Svcs., Inc.:
   1,706,169 Ser. 1993-18, Class B-1,
             6.00%, 2/25/2009....................................      1,644,448
   4,750,000 Ser. 1999-H, Class A-7,
             6.265%, 4/25/2029...................................      4,525,539
   1,098,789 Ser. 1998-11, Class 3-M,
             6.50%, 6/25/2013....................................      1,052,711
     700,375 Ser. 1998-1, Class M,
             6.75%, 1/25/2013....................................        681,329
   1,207,359 Key Auto Fin. Trust,
              Ser. 1997-2, Class A-4,
              6.15%, 10/15/2001..................................      1,209,430
             Nationsbanc Montgomery Funding:
   2,999,261 Ser. 1998-5, Class B,
             6.00%, 11/25/2013...................................      2,757,809
   2,569,864 Ser. 1998-4,
             6.25%, 10/25/2028...................................      2,251,722
             Norwest Asset Secs. Corp.:
   6,062,113 Ser. 1998-22,
             6.25%, 9/25/2028....................................      5,528,789
   1,659,002 Class M,
             7.00%, 9/25/2011....................................      1,642,454
             Prudential Home Mtge. Security:
   1,119,935 Ser. 1996-4, Class B-1,
             6.50%, 4/25/2026....................................      1,053,643
   3,633,761 Ser. 1995-7, Class M,
             7.00%, 11/25/2025...................................      3,549,068
   1,434,674 Ser. 1995-5, Class B-1,
             7.25%, 9/25/2025 (a)................................      1,408,590
   2,529,809 Ser. 1995-5, Class M,
             7.25%, 9/25/2025....................................      2,487,649
   2,500,000 Saxon Asset Securities Trust,
              Ser. 1999-2, Class A-6,
              6.415%, 3/25/2014..................................      2,378,556
                                                                    ------------

             Total Collateralized Mortgage Obligations
              (cost $39,947,831).................................     38,634,549
                                                                    ------------

                                   EVERGREEN
                              Quality Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.1%
             U.S. Government Agency Obligations - 38.1%
             Federal Home Loan Mortgage Corp:
 $ 6,493,261 6.00%, 3/15/2009....................................   $  6,088,334
   8,633,540 6.50%, 11/15/2008 - 7/25/2018.......................      8,308,902
             Federal National Mortgage Assoc:
   3,197,380 6.00%, 12/1/2013 (f)................................      3,058,134
   7,942,826 6.50%, 9/25/2008 - 5/18/2028........................      7,745,928
  29,955,673 7.00%, 9/1/2014 - 8/1/2029 (g)......................     29,609,860
   9,000,000 7.50%, 12/1/2099 (h)................................      9,135,000
             Government National Mortgage Assoc:
   2,060,805 6.00%, 3/15/2029....................................      1,913,478
   1,885,879 6.125%, 12/15/2001..................................      1,913,564
   1,245,632 6.50%, 7/15/2014....................................      1,224,083
     542,800 6.875%, 4/20/2022...................................        551,409
   7,274,876 7.00%, 12/15/2008 - 12/15/2028......................      7,192,572
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $77,341,765).................................     76,741,264
                                                                    ------------

   Shares                                                              Value

 PREFERRED STOCK - 1.8%
   4,350,000 Home Ownership Funding
              (cost $3,796,225)..................................      3,593,126
                                                                    ------------
  Principal
   Amount                                                              Value

 RESIDUAL INTERESTS (a) - 3.5%
             Capital Mtge. Funding I, Inc.:
 $    11,874 1999-1, 10/20/2022..................................        338,453
      12,907 1999-2, 10/20/2023..................................        343,937
      13,438 1999-3, 12/20/2027..................................        352,052
      20,896 1999-6, 11/20/2022..................................        369,365
             General Mtge. Securities II, Inc.:
       5,752 1995-1, 1997, 6/25/2020.............................        241,249
       3,300 1995-4, 1998, 6/25/2023.............................        273,932
       8,024 1997-4, 1998, 5/20/2022.............................        367,229
      14,717 1997-5, 7/20/2023...................................        549,505
      18,228 1998-1, 10/20/2024..................................        492,135
      23,724 1998-2, 10/20/2024..................................        370,974
      24,990 1998-5, 9/20/2021...................................        551,414
      35,016 1999-1, 8/20/2024...................................        525,467

  Principal
   Amount                                                             Value

 RESIDUAL INTERESTS (a) - continued
             National Mtge. Funding I, Inc.:
 $    23,324 1999-2, 1/20/2022..................................   $    375,412
      10,899 1998-3, 1/20/2023..................................        394,399
      44,156 1998-4, 5/20/2023..................................        516,789
      25,580 1998-6, 7/20/2022..................................        541,606
      24,266 1998-8, 5/20/2024..................................        411,412
                                                                   ------------
             Total Residual Interests
              (cost $8,465,563).................................      7,015,330
                                                                   ------------
 YANKEE OBLIGATIONS - 2.5%
             Communication Systems & Services - 0.2%
     550,000 Clearnet Communications, Inc.,
              Sr. Disc. Note, Step Bond,
              (Eff. Yield 13.54%),
              0.00%, 12/15/2005 (e).............................        521,125
                                                                   ------------
             Finance & Insurance - 2.3%
   2,525,000 Ford Capital BV,
              9.875%, 5/15/2002.................................      2,719,821
   2,000,000 Rothmans Nederland Holdings BV,
              6.875%, 5/6/2008..................................      1,879,702
                                                                   ------------
                                                                      4,599,523
                                                                   ------------
             Total Yankee Obligations
              (cost $5,191,051).................................      5,120,648
                                                                   ------------

   Shares                                                             Value

 SHORT-TERM INVESTMENTS - 4.6%
             Mutual Fund Shares - 2.8%
   5,605,710 Navigator Prime Portfolio (d)......................      5,605,710
                                                                   ------------
  Principal
   Amount                                                             Value

             Repurchase Agreement - 1.8%
 $ 3,601,471 State Street Bank & Trust Co.,
              5.28%, purchased 9/30/1999, maturing 10/01/1999,
              maturity value $3,601,999 (cost $3,601,471) (b)...      3,601,471
                                                                   ------------
             Total Short-Term Investments
              (cost $9,207,181).................................      9,207,181
                                                                   ------------

             Total Investments -
              (cost $230,546,289)........................   111.8%  224,975,071
             Other Assets and Liabilities - net..........   (11.8)  (23,777,255)
                                                            -----  ------------
             Net Assets -................................   100.0% $201,197,816
                                                            =====  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.
(c) All or a portion of this security is currently on loan.
(d) Represents investment in cash collateral received for securities on loan.
(e) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(f) All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.
(g) All or a portion of the principal amount of this security was pledged as collateral for open mortgage dollar roll agreement.
(h) Security acquired under mortgage dollar roll agreement.

FUTURES CONTRACTS-SHORT POSITIONS

               Number of     Initial Contract      Value at            Net
Expiration     Contracts          Amount      September 30, 1999 Unrealized Loss
 -------------------------------------------------------------------------------
December
 1999       22  5 Yr. T-Note    $2,375,875        $2,386,312        ($10,437)
December
 1999       32  2 Yr. T-Note     6,619,500         6,641,000         (21,500)
                                                                    --------
                                                                    ($31,937)
                                                                    ========

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Short-Duration Income Fund
                            Schedule of Investments
                               September 30, 1999

  Principal
   Amount                                                               Value

 ASSET-BACKED SECURITIES - 19.5%
 $   516,192 Advanta Home Equity Loan Trust,
              Ser. 1993-2, Class A-2,
              6.15%, 10/25/2009...................................   $    507,729
             Advanta Mtge. Loan Trust,
              Ser. 1993-3, Class A-3:
     267,486 4.75%, 11/25/2009....................................        265,053
     225,352 5.55%, 3/25/2010.....................................        221,509
     169,191 AFC Mtge. Loan Trust,
              6.60%, 2/25/2027....................................        168,647
             AFG Receivables Trust:
     139,793 Ser. 1996-B, Class B,
             7.05%, 4/15/2001 (a).................................        139,928
     729,089 Ser. 1997-A, Class A,
             6.35%, 10/15/2002....................................        729,239
      67,883 Ser. 1997-B, Class A,
             6.20%, 2/15/2003.....................................         67,752
     509,120 Ser. 1997-B, Class C,
             7.00%, 2/15/2003 (a).................................        509,901
   2,000,000 Capital One Master Trust,
              Ser. 1998-4, Class A,
              5.43%, 1/15/2007....................................      1,926,150
   4,000,000 CS First Boston Mtge. Secs. Corp., Ser. 1996-2, Class
              A-6,
              7.18%, 2/25/2018....................................      3,985,580
   2,000,000 Discover Card Master Trust I,
              Ser. 1998-7, Class A,
              5.60%, 5/16/2006....................................      1,926,250
             Equifax Credit Corp. Home Equity Loan Trust:
     326,465 Ser. 1994-1, Class B,
             5.75%, 3/15/2009.....................................        321,283
   3,006,750 Ser. 1998-2, Class A-6F,
             6.159%, 4/15/2008....................................      2,918,066
   1,225,000 Ser. 1999-2, Class A-6F,
             6.685%, 2/25/2010....................................      1,192,727
     112,851 Fifth Third Bank Auto Grantor Trust, Ser. 1996,
              6.20%, 9/15/2001....................................        112,973
   3,575,000 JCP Master Credit Card Trust,
              Ser. E, Class A,
              5.50%, 6/15/2007....................................      3,440,776
   3,000,000 MMCA Auto Owner Trust,
              Ser. 1999-1, Class A-3,
              5.50%, 7/15/2005....................................      2,976,555
     187,239 Old Stone Credit Corp. Home Equity Loan Trust, Ser.
              1993-2, Class B-1,
              6.20%, 6/15/2008....................................        185,793
             Olympic Automobile Receivables Trust:
     244,209 Ser. 1994-B, Class A2,
             6.85%, 6/15/2001.....................................        244,469
     407,684 Ser. 1995-B, Class A2,
             7.35%, 10/15/2001....................................        408,203
   4,000,000 The Money Store Home Equity Loan Trust, Ser. 1994-A,
              Class A-4,
              6.275%, 12/15/2022..................................      3,955,940
             Union Acceptance Corp. Auto Trust:
     434,228 Ser. 1996-B, Class A,
             6.45%, 7/9/2003......................................        435,225
     430,000 Ser. 1997-A,
             6.48%, 5/10/2004.....................................        429,129

  Principal
   Amount                                                            Value

 ASSET-BACKED SECURITIES - continued
             Union Acceptance Corp. Auto Trust -continued
 $ 1,937,251 Ser. 1997-B, Class A-2,
             6.70%, 6/8/2003...................................   $  1,943,964
   2,400,000 Ser. 1998-D,
             5.75%, 6/9/2003...................................      2,388,396
                                                                  ------------
             Total Asset-Backed Securities
              (cost $31,900,826)...............................     31,401,237
                                                                  ------------
 CORPORATE BONDS - 17.8%
             Cable/Other Video Distribution - 1.3%
   1,207,000 Century Communications Corp.,
              Sr. Note,
              9.50%, 8/15/2000.................................      1,213,035
   1,000,000 CMS Energy Corp.,
              Sr. Note,
              6.75%, 1/15/2004.................................        940,415
                                                                  ------------
                                                                     2,153,450
                                                                  ------------
             Chemical & Agricultural
              Products - 0.3%
     550,000 Lyondell Chemical Co.,
              Sr. Secd. Note, Ser. B,
              9.875%, 5/1/2007.................................        547,938
                                                                  ------------
             Communication Systems &
              Services - 2.1%
   1,000,000 Adelphia Communications Corp.,
              Sr. Note,
              7.50%, 1/15/2004.................................        947,500
   1,250,000 JCAC, Inc.,
              Sr. Sub. Note,
              10.125%, 6/15/2006...............................      1,343,750
   1,000,000 Nextel Communications, Inc.,
              Sr. Disc. Note,
              9.75%, 8/15/2004.................................      1,013,750
                                                                  ------------
                                                                     3,305,000
                                                                  ------------
             Consumer Products & Services - 0.6%
   1,000,000 Playtex Prods., Inc.,
              Sr. Note, Ser. B,
              8.875%, 7/15/2004................................      1,007,500
                                                                  ------------
             Diversified Companies - 1.1%
   1,800,000 Tyco Int'l. Group S.A.,
              Note,
              6.875%, 9/5/2002 (a).............................      1,804,597
                                                                  ------------
             Electronic Equipment &
              Services - 0.4%
     600,000 Amkor Technologies, Inc.,
              Sr. Note,
              9.25%, 5/1/2006 (a)..............................        598,500
                                                                  ------------
             Finance & Insurance - 4.6%
   1,000,000 Associates Corp. North America,
              Note,
              7.875%, 9/30/2001................................      1,026,168
     750,000 CSC Holdings, Inc.,
              Sr. Sub. Note,
              9.875%, 5/15/2006................................        785,625
   2,250,000 General Motors Acceptance Corp., Note,
              6.875%, 7/15/2001................................      2,272,700

                                   EVERGREEN
                           Short-Duration Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                              Value

 CORPORATE BONDS - continued
            Finance & Insurance - continued
            Salomon, Inc.:
 $1,000,000 Note,
            7.30%, 5/15/2002.....................................   $  1,019,912
  2,250,000 Sr. Note,
            7.25%, 5/1/2001......................................      2,283,372
                                                                    ------------
                                                                       7,387,777
                                                                    ------------
            Gaming - 0.7%
  1,000,000 Casino Magic Louisiana Corp.,
             Mtge.,
             Note, Ser. B,
             13.00%, 8/15/2003...................................      1,132,500
                                                                    ------------
            Information Services &
             Technology - 1.3%
  2,000,000 Sun Microsystems, Inc.,
             Sr. Note,
             7.00%, 8/15/2002....................................      2,013,334
                                                                    ------------
            Leisure & Tourism - 0.5%
    950,000 Cinemark USA, Inc.,
             Sr. Sub. Note, Ser. D,
             9.625%, 8/1/2008....................................        821,750
                                                                    ------------
            Oil/Energy - 1.7%
    200,000 Eott Energy Partners LP,
             Sr. Note,
             11.00%, 10/1/2009...................................        202,000
    550,000 Pride Petroleum Svcs., Inc.,
             Sr. Note,
             9.375%, 5/1/2007....................................        555,500
  2,000,000 PSI Energy Inc.,
             Note,
             6.00%, 12/14/2001...................................      1,955,202
                                                                    ------------
                                                                       2,712,702
                                                                    ------------
            Retailing & Wholesale - 3.2%
    925,000 Randal's Food Mkts., Inc.,
             Sr. Sub. Note, Ser. B,
             9.375%, 7/1/2007....................................      1,012,875
  1,500,000 Shoppers Food Warehouse Corp.,
             Sr. Note,
             9.75%, 6/15/2004....................................      1,612,500
  2,500,000 Wal-Mart Stores, Inc.,
             Note,
             6.15%, 8/10/2001....................................      2,501,307
                                                                    ------------
                                                                       5,126,682
                                                                    ------------
            Total Corporate Bonds
             (cost $29,046,194)..................................     28,611,730
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0%
            Chase Mtge. Fin. Trust:
    394,404 Ser. 1999-S3, Class B-1,
            6.25%, 3/25/2014.....................................        359,494
  1,239,558 Ser. 1999-S3, Class M,
            6.25%, 3/25/2014.....................................      1,166,517
  6,335,957 Citicorp Mtge. Secs. Inc.,
             Ser. 1992-18, Class A-1,
             6.52%, 11/25/2022...................................      6,466,533
  2,118,833 DLJ Mtge. Acceptance Corp.,
             Ser. 1991-3, Class A-1,
             6.59%, 2/20/2021....................................      2,082,082

  Principal
   Amount                                                             Value

 COLLATERALIZED MORTGAGE OBLIGATIONS - continued
 $ 2,300,000 First USA Credit Card Master Trust, Ser. 1998-9,
              Class A,
              5.28%, 9/18/2006..................................   $  2,190,509
             Glendale Federal Savings Bank:
   4,262,585 Ser. 1990-1, Class A,
             6.49%, 10/25/2029..................................      4,289,284
   2,167,554 Ser. 1990-3, Class A-1,
             6.84%, 3/25/2030...................................      2,143,267
   3,100,000 Green Tree Fin. Corp.,
              Ser. 1999-A, Class A-5,
              6.13%, 2/15/2019..................................      3,013,804
   3,219,624 Key Auto Fin. Trust,
              Ser. 1997-2, Class A-4,
              6.15%, 10/15/2001.................................      3,225,145
   4,329,526 Perpetual Savings Bank, Structured Asset Secs.
              Corp. Trust,
              Ser. 1990-1, Class 1,
              6.97%, 3/1/2020...................................      4,296,297
   2,887,163 Saxon Mtge. Secs. Corp.,
              Ser. 1995-1, Class 1,
              7.15%, 4/25/2025..................................      2,911,406
                                                                   ------------
             Total Collateralized Mortgage Obligations
              (cost $32,366,887)................................     32,144,338
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.5%
             U.S. Treasury Notes - 3.5%
             U.S. Treasury Notes:
   5,700,000 5.25%, 5/15/2004...................................      5,571,750
                                                                   ------------
             U.S. Government Agency Obligations - 37.0%
             Federal Home Loan Mortgage
              Corp.:
   9,459,827 6.00%, 6/1/2006....................................      9,195,709
   3,982,142 6.23%, 5/1/2014....................................      4,007,695
   3,178,937 6.50%, 9/1/2006....................................      3,140,853
             Federal National Mortgage
              Assoc.:
  14,584,741 6.00%, 3/1/2014 - 4/1/2014.........................     14,034,313
  10,606,461 7.00%, 9/1/2010 - 8/1/2029.........................     10,543,858
     108,583 10.00%, 6/1/2005...................................        113,776
             Government National Mortgage Assoc.:
   4,283,334 6.00%, 11/15/2013 - 12/15/2013.....................      4,117,954
   5,461,338 6.125%, 10/20/2022 - 12/20/2022....................      5,541,510
   4,521,851 6.375%, 4/20/2022..................................      4,593,568
   3,352,728 6.625%, 7/20/2022 - 9/20/2023......................      3,405,038
     843,487 7.00%, 12/15/2008..................................        845,233
                                                                   ------------
                                                                     59,539,507
                                                                   ------------
             Total U.S. Government & Agency Obligations
              (cost $65,798,318)................................     65,111,257
                                                                   ------------
 RESIDUAL INTERESTS (a) - 1.5%
             General Mtge. Securities II, Inc.:
       2,675 1997-4, 1998, 5/20/2022............................        121,441
      12,152 1998-1, 10/20/2024.................................        328,090
      26,262 1999-1, 8/20/2024..................................        394,100
      17,493 1999-2, 1/20/2022..................................        281,559

                                   EVERGREEN
                           Short-Duration Income Fund
                       Schedule of Investments(continued)
                               September 30, 1999

 Principal
   Amount                                                          Value

 RESIDUAL INTERESTS (a) - continued
            National Mtge. Funding I, Inc.:
 $   16,177 1998-8, 5/20/2024................................   $    276,459
     42,076 1999-4, 1/20/2023................................        530,925
     39,423 1999-5, 7/20/2023................................        553,528
                                                                ------------
            Total Residual Interests
             (cost $2,945,585)...............................      2,486,102
                                                                ------------
 YANKEE OBLIGATIONS - 3.3%
            Cable/Other Video Distribution - 1.1%
  1,700,000 Rogers Cablesystems Ltd.,
             Sr. Secd. Note, Ser. B,
             10.00%, 3/15/2005...............................      1,827,500
                                                                ------------
            Communication Systems & Services - 0.5%
    850,000 Clearnet Communications, Inc.,
             Sr. Disc. Note, Step Bond,
             (Eff. Yield 12.13%)
             0.00%, 12/15/2005 (b)...........................        805,375
                                                                ------------

 Principal
   Amount                                                             Value

 YANKEE OBLIGATIONS - continued
            Finance & Insurance - 1.7%
 $2,525,000 Ford Capital BV,
             Deb.,
             9.875%, 5/15/2002..................................   $  2,719,822
                                                                   ------------
            Total Yankee Obligations
             (cost $5,422,125)..................................      5,352,697
                                                                   ------------
 SHORT-TERM INVESTMENTS - 1.1%
            Repurchase Agreement - 1.1%
  1,804,424 State Street Bank & Trust Co.,
             5.28%, purchased 9/30/1999, maturing 10/1/1999,
             maturity value $1,804,689 (cost $1,804,424) (c)....      1,804,424
                                                                   ------------

             Total Investments -
              (cost $169,284,359).........................   103.7%  166,911,785
             Other Assets and
              Liabilities - net...........................    (3.7)  (5,950,638)
                                                             -----  ------------
             Net Assets...................................   100.0% $160,961,147
                                                             =====  ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1999.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
             Equity and Fixed Income Funds (formerly Mentor Funds)
                      Statements of Assets and Liabilities
                               September 30, 1999

                                                         Capital
                               Capital      Capital     Income and
                               Balanced      Growth       Growth       Growth
                                 Fund         Fund         Fund         Fund
 -------------------------------------------------------------------------------
Assets
 Identified cost of
  securities...............  $323,004,591 $431,049,857 $230,110,779 $428,068,845
 Repurchase agreements at
  amortized cost...........    41,410,701   43,350,457   23,655,068   40,429,320
 Net unrealized gains or
  losses on securities.....    20,637,115   70,076,312    4,616,564   67,170,567
 -------------------------------------------------------------------------------
 Market value of
  securities...............   385,052,407  544,476,626  258,382,411  535,668,732
 Cash......................             0            0          141            0
 Receivable for securities
  sold.....................     4,112,072    6,120,268            0    3,784,568
 Receivable for Fund shares
  sold.....................       745,757      501,769      123,663       50,573
 Dividends and interest
  receivable...............     1,665,792      456,183    1,122,402       61,784
 Deferred organization
  expenses.................             0            0            0            0
 Prepaid expenses and other
  assets...................        64,760       34,737       22,947       43,740
 -------------------------------------------------------------------------------
 Total assets..............   391,640,788  551,589,583  259,651,564  539,609,397
 -------------------------------------------------------------------------------
Liabilities
 Distributions payable.....             0            0            0            0
 Payable for securities
  purchased................    10,498,619    7,373,854            0    2,008,587
 Payable for Fund shares
  redeemed.................       837,292    1,554,611      854,746    1,347,897
 Deferred mortgage dollar
  roll income payable......             0            0            0            0
 Payable for reverse
  repurchase agreements....             0            0            0            0
 Payable for securities on
  loan.....................    22,733,449    3,687,316   13,385,847   74,111,928
 Payable for mortgage
  dollar roll..............             0            0            0            0
 Payable for daily
  variation margin on open
  futures contracts........        42,688            0            0            0
 Due to custodian bank.....             0            0            0            0
 Accrued expenses and other
  liabilities..............           328        1,184        1,122        1,262
 -------------------------------------------------------------------------------
 Total liabilities.........    34,112,376   12,616,965   14,241,715   77,469,674
 -------------------------------------------------------------------------------
Net assets.................  $357,528,412 $538,972,618 $245,409,849 $462,139,723
 -------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital...........  $330,560,987 $465,630,652 $223,798,393 $374,305,296
 Undistributed
  (overdistributed) net
  investment income or
  loss.....................        20,038            0            0            0
 Accumulated net realized
  gains or losses on
  securities and
  futures contracts........     6,386,741    3,265,654   16,994,892   20,663,819
 Net unrealized gains on
  securities and futures
  contracts................    20,560,646   70,076,312    4,616,564   67,170,608
 -------------------------------------------------------------------------------
Total net assets...........  $357,528,412 $538,972,618 $245,409,849 $462,139,723
 -------------------------------------------------------------------------------
Net assets consists of
 Class A...................  $138,686,469 $285,690,223 $108,815,447 $ 92,228,603
 Class B...................   218,816,199  253,281,072  136,593,245  334,484,299
 Class Y...................        25,744        1,323        1,157   35,426,821
 -------------------------------------------------------------------------------
Total net assets...........  $357,528,412 $538,972,618 $245,409,849 $462,139,723
 -------------------------------------------------------------------------------
Shares outstanding
 Class A...................     9,151,723   11,718,143    5,568,885    5,768,901
 Class B...................    14,469,304   11,024,546    6,999,329   21,737,662
 Class Y...................         1,703           54           58    2,207,033
 -------------------------------------------------------------------------------
Net asset value per share
 Class A...................  $      15.15 $      24.38 $      19.54 $      15.99
 -------------------------------------------------------------------------------
 Class A--Offering price
  based on sales charge....  $      16.07 $      25.87 $      20.73 $      16.97
 -------------------------------------------------------------------------------
 Class B...................  $      15.12 $      22.97 $      19.52 $      15.39
 -------------------------------------------------------------------------------
 Class Y...................  $      15.12 $      24.50 $      19.95 $      16.05
 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
             Equity and Fixed Income Funds (formerly Mentor Funds)
                      Statements of Assets and Liabilities
                               September 30, 1999

                              High       Municipal      Quality     Short-Duration
                             Income        Income        Income         Income
                              Fund          Fund          Fund           Fund
 ---------------------------------------------------------------------------------
Assets
 Identified cost of
  securities............  $234,635,242  $110,486,886  $226,944,818   $167,479,935
 Repurchase agreements
  at amortized cost.....    28,330,545             0     3,601,471      1,804,424
 Net unrealized gains on
  securities............   (11,216,837)   (1,571,460)   (5,571,218)    (2,372,574)
 ---------------------------------------------------------------------------------
 Market value of
  securities............   251,748,950   108,915,426   224,975,071    166,911,785
 Cash...................             0         1,343           907              0
 Receivable for
  securities sold.......        32,750     2,436,887       623,513         34,224
 Receivable for Fund
  shares sold...........       575,246        27,841       397,241        130,873
 Dividends and interest
  receivable............     6,119,271     1,894,329     2,322,327      1,593,692
 Deferred organization
  expenses..............        13,037             0             0          9,259
 Prepaid expenses and
  other assets..........       136,818        62,369       162,752         49,148
 ---------------------------------------------------------------------------------
  Total assets..........   258,626,072   113,338,195   228,481,811    168,728,981
 ---------------------------------------------------------------------------------
Liabilities
 Distributions payable..     2,010,036       386,040       972,239        746,321
 Payable for securities
  purchased.............     2,400,000     3,967,581       958,524        200,000
 Payable for Fund shares
  redeemed..............       463,584       348,885       583,483        205,558
 Deferred mortgage
  dollar roll income
  payable...............             0             0        12,220              0
 Payable for reverse
  repurchase
  agreements............             0             0    10,003,028      6,564,948
 Payable for securities
  on loan...............             0             0     5,605,710              0
 Payable for mortgage
  dollar roll...........             0             0     9,129,375              0
 Payable for daily
  variation margin on
  open futures
  contracts.............             0        25,500        16,406              0
 Due to custodian bank..           213             0             0            326
 Accrued expenses and
  other liabilities.....         8,493         6,904         3,010         50,681
 ---------------------------------------------------------------------------------
  Total liabilities.....     4,882,326     4,734,910    27,283,995      7,767,834
 ---------------------------------------------------------------------------------
Net assets..............  $253,743,746  $108,603,285  $201,197,816   $160,961,147
 ---------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $280,553,185  $113,070,780  $226,794,868   $166,649,350
 Undistributed
  (overdistributed) net
  investment income or
  loss..................    (2,010,036)     (354,075)     (972,239)      (746,321)
 Accumulated net
  realized gains on
  securities and futures
  contracts.............   (13,582,566)   (2,559,957)  (19,021,658)    (2,569,308)
 Net unrealized gains on
  securities and futures
  contracts.............   (11,216,837)   (1,553,463)   (5,603,155)    (2,372,574)
 ---------------------------------------------------------------------------------
Total net assets........  $253,743,746  $108,603,285  $201,197,816   $160,961,147
 ---------------------------------------------------------------------------------
Net assets consists of
 Class A................  $146,179,228  $ 57,456,295  $103,793,931   $116,886,218
 Class B................   107,564,518    51,145,969    97,402,838     44,073,867
 Class Y................             0         1,021         1,047          1,062
 ---------------------------------------------------------------------------------
Total net assets........  $253,743,746  $108,603,285  $201,197,816   $160,961,147
 ---------------------------------------------------------------------------------
Shares outstanding
 Class A................    14,200,357     3,896,157     8,351,828      9,580,772
 Class B................    10,448,961     3,472,523     7,837,510      3,609,532
 Class Y................             0            67            80             83
 ---------------------------------------------------------------------------------
Net asset value per
 share
 Class A................  $      10.29  $      14.75  $      12.43   $      12.20
 ---------------------------------------------------------------------------------
 Class A--Offering price
  based on sales
  charge................  $      10.80  $      15.49  $      13.05   $      12.32
 ---------------------------------------------------------------------------------
 Class B................  $      10.29  $      14.73  $      12.43   $      12.21
 ---------------------------------------------------------------------------------
 Class Y................            --  $      15.24  $      13.09   $      12.80
 ---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                            Statements of Operations
                         Year Ended September 30, 1999

                                                         Capital
                                Capital     Capital    Income and
                               Balanced     Growth       Growth       Growth
                                 Fund        Fund         Fund         Fund
 -------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign
  withholding taxes of $0,
  $0, $36,407, and $1,261,
  respectively).............  $ 1,573,116 $ 4,715,103  $ 3,243,007  $   529,238
 Securities lending income..      115,962      47,858       88,553      432,703
 Interest...................    8,056,698   1,274,313    7,189,972    2,116,893
 -------------------------------------------------------------------------------
Total investment income.....    9,745,776   6,037,274   10,521,532    3,078,834
 -------------------------------------------------------------------------------
Expenses
 Advisory fee...............    2,216,232   4,069,089    2,001,452    3,600,834
 Distribution and service
  fees......................    2,221,946   3,159,378    1,807,959    4,057,806
 Administrative services
  fees......................      367,370     650,694      334,638      637,352
 Transfer agent fee.........      435,200     509,095      411,719      845,912
 Trustees' fees and
  expenses..................        5,328      10,562        6,540       16,022
 Printing and postage
  expenses..................      218,701      88,465       36,103      119,726
 Custodian fee..............       82,005     107,413       53,001      109,233
 Registration and filing
  fees......................      181,604      79,323       69,586       17,374
 Professional fees..........       59,665      27,290       12,921       40,815
 Organization expenses......            0           0            0            0
 Other......................       97,274     287,304       46,160       14,064
 -------------------------------------------------------------------------------
 Total expenses.............    5,885,325   8,988,613    4,780,079    9,459,138
  Fee waivers...............            0           0            0            0
 -------------------------------------------------------------------------------
 Net expenses...............    5,885,325   8,988,613    4,780,079    9,459,138
 -------------------------------------------------------------------------------
 Net investment income
  (loss)....................    3,860,451  (2,951,339)   5,741,453   (6,380,304)
 -------------------------------------------------------------------------------
Net realized and unrealized
 gains or losses on
 securities and
 futures contracts
 Net realized gains or
  losses on:
 Securities.................    7,191,289   6,966,212   18,940,632   21,528,448
 Futures contracts..........            0           0            0            0
 -------------------------------------------------------------------------------
 Net realized gains or
  losses on securities and
  futures contracts.........    7,191,289   6,966,212   18,940,632   21,528,448
 -------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and
  futures contracts.........    5,962,995  63,612,291   (6,082,843)  50,477,009
 -------------------------------------------------------------------------------
 Net realized and unrealized
  gains or losses on
  securities and
  futures contracts.........   13,154,284  70,578,503   12,857,789   72,005,457
 -------------------------------------------------------------------------------
 Net increase in net assets
  resulting from
  operations................  $17,014,735 $67,627,164  $18,599,242  $65,625,153
 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                            Statements of Operations
                         Year Ended September 30, 1999

                              High       Municipal     Quality     Short-Duration
                             Income       Income        Income         Income
                              Fund         Fund          Fund           Fund
 --------------------------------------------------------------------------------
Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $0, $0,
  and $0, respective-
  ly)...................  $          0  $         0  $    144,975   $         0
 Securities lending
  income................             0            0        18,603             0
 Interest (a)...........    23,684,944    6,733,358    14,786,226    11,218,934
 --------------------------------------------------------------------------------
Total investment
 income.................    23,684,944    6,733,358    14,949,804    11,218,934
 --------------------------------------------------------------------------------
Expenses
 Advisory fee...........     1,635,473      729,071     1,258,891       906,876
 Distribution and
  service fees..........     1,078,822      596,230     1,058,124       610,596
 Administrative services
  fees..................       222,888      121,471       209,815       181,548
 Transfer agent fee.....       186,633      115,868       240,192       197,477
 Trustees' fees and
  expenses..............         4,905        2,987         4,330         4,152
 Printing and postage
  expenses..............        38,275       14,170        24,733        18,509
 Custodian fee..........        87,268       33,405        31,164        33,329
 Registration and filing
  fees..................        64,568       70,767       168,883        12,290
 Professional fees......        31,301        9,793        34,915         8,484
 Organization expenses..         4,449            0             0         7,337
 Other..................        16,045        3,607        15,878        13,119
 --------------------------------------------------------------------------------
 Total expenses.........     3,370,627    1,697,369     3,046,925     1,993,717
  Fee waivers...........      (308,131)           0      (312,164)     (230,905)
 --------------------------------------------------------------------------------
 Net expenses...........     3,062,496    1,697,369     2,734,761     1,762,812
 --------------------------------------------------------------------------------
 Net investment income..    20,622,448    5,035,989    12,215,043     9,456,122
 --------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts
 Net realized gains or
  losses on:
  Securities............   (13,493,851)  (1,268,792)   (4,581,576)   (2,567,317)
  Futures contracts.....             0      712,881      (307,773)     (106,091)
 --------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures
  contracts.............   (13,493,851)    (555,911)   (4,889,349)   (2,673,408)
 --------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    (1,893,351)  (9,175,621)  (14,077,222)   (4,282,494)
 --------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and futures
  contracts.............   (15,387,202)  (9,731,532)  (18,966,571)   (6,955,902)
 --------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............  $  5,235,246  $(4,695,543) $ (6,751,528)  $ 2,500,220
 --------------------------------------------------------------------------------

(a) Net of interest expense of $0, $0, $2,331,502, and $281,846, respectively, related to reverse repurchase agreements.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1999

                                                         Capital
                            Capital        Capital      Income and
                            Balanced       Growth         Growth        Growth
                              Fund          Fund           Fund          Fund
 ----------------------------------------------------------------------------------
Operations
 Net investment income
  (loss)................  $  3,860,451  $  (2,951,339) $  5,741,453  $  (6,380,304)
 Net realized gains or
  losses on securities
  and futures
  contracts.............     7,191,289      6,966,212    18,940,632     21,528,448
 Net change in
  unrealized gains or
  losses on securities
  and
  futures contracts.....     5,962,995     63,612,291    (6,082,843)    50,477,009
 ----------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    17,014,735     67,627,164    18,599,242     65,625,153
 ----------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
  Class A...............    (1,667,411)             0    (2,977,681)             0
  Class B...............    (2,118,036)             0    (2,835,751)             0
  Class Y...............          (912)             0           (10)             0
 Net realized gains
  Class A...............      (206,847)   (16,362,218)   (4,931,114)    (2,988,098)
  Class B...............      (736,381)   (23,300,909)   (7,248,972)   (15,033,436)
  Class Y...............          (655)          (125)          (54)    (1,016,636)
 ----------------------------------------------------------------------------------
  Total distributions to
   shareholders.........    (4,730,242)   (39,663,252)  (17,993,582)   (19,038,170)
 ----------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................   190,802,847    289,520,215    48,128,352    543,766,956
 Payment for shares
  redeemed..............   (84,513,846)  (159,195,434)  (61,742,682)  (632,970,382)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     3,532,642     38,814,981    15,777,543     18,495,507
 Net asset value of
  shares issued in
  acquisition...........   222,601,303              0             0              0
 ----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions...   332,422,946    169,139,762     2,163,213    (70,707,919)
 ----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............   344,707,439    197,103,674     2,768,873    (24,120,936)
Net assets
  Beginning of period...    12,820,973    341,868,944   242,640,976    486,260,659
 ----------------------------------------------------------------------------------
  End of period.........  $357,528,412  $ 538,972,618  $245,409,849  $ 462,139,723
 ----------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income or
 loss...................  $     20,038  $           0  $          0  $           0
 ----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1999

                              High       Municipal       Quality     Short-Duration
                             Income        Income        Income          Income
                              Fund          Fund          Fund            Fund
 ----------------------------------------------------------------------------------
Operations
 Net investment income..  $ 20,622,448  $  5,035,989  $  12,215,043  $   9,456,122
 Net realized gains or
  losses on securities
  and futures
  contracts.............   (13,493,851)     (555,911)    (4,889,349)    (2,673,408)
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    (1,893,351)   (9,175,621)   (14,077,222)    (4,282,494)
 ----------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     5,235,246    (4,695,543)    (6,751,528)     2,500,220
 ----------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income..
  Class A...............   (13,172,505)   (2,771,545)    (6,334,342)    (7,224,733)
  Class B...............    (9,182,508)   (2,268,587)    (6,056,792)    (2,740,563)
  Class Y...............             0           (10)           (19)            (3)
 Net realized gains
  Class A...............             0             0              0       (110,579)
  Class B...............             0             0              0        (46,577)
  Class Y...............             0             0              0             (1)
 ----------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (22,355,013)   (5,040,142)   (12,391,153)   (10,122,456)
 ----------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................   188,593,421    35,564,410    111,477,462    126,350,364
 Payment for shares
  redeemed..............   (41,516,220)  (31,211,348)  (106,436,056)  (112,171,940)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........    10,030,172     2,876,771      8,117,826      7,360,520
 Net asset value of
  shares issued in
  acquisition...........             0             0              0              0
 ----------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions.........   157,107,373     7,229,833     13,159,232     21,538,944
 ----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............   139,987,606    (2,505,852)    (5,983,449)    13,916,708
Net assets
  Beginning of period...   113,756,140   111,109,137    207,181,265    147,044,439
 ----------------------------------------------------------------------------------
  End of period.........  $253,743,746  $108,603,285  $ 201,197,816  $ 160,961,147
 ----------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income
 (loss).................  $ (2,010,036) $   (354,075) $    (972,239) $    (746,321)
 ----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1998

                                                       Capital
                            Capital      Capital      Income and
                           Balanced       Growth        Growth        Growth
                             Fund          Fund          Fund          Fund
 --------------------------------------------------------------------------------
Operations
 Net investment income..  $   110,202  $ (1,099,960) $  4,930,518  $  (6,962,845)
 Net realized gains on
  securities and futures
  contracts.............      822,291    45,438,253    10,845,766     37,565,972
 Net change in
  unrealized losses on
  securities and futures
  contracts.............     (583,942)  (32,273,002)   (5,423,416)  (173,567,460)
 --------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      348,551    12,065,291    10,352,868   (142,964,333)
 --------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
  Class A...............            0       (29,728)   (2,350,498)             0
  Class B...............            0       (52,910)   (2,488,039)             0
  Class Y...............     (159,807)            0           (29)             0
 Net realized gains
  Class A...............            0    (5,934,313)   (5,325,307)    (6,599,466)
  Class B...............            0   (10,484,517)   (8,807,307)   (31,307,757)
  Class Y...............   (1,140,442)          (12)           (1)           (10)
 --------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (1,300,249)  (16,501,480)  (18,971,181)   (37,907,233)
 --------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    9,280,672   220,347,637   101,090,596    313,753,597
 Payment for shares
  redeemed..............     (910,125)  (69,421,744)  (39,059,107)  (294,819,420)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........    1,300,249    16,089,732    17,902,342     36,935,409
 --------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions.........    9,670,796   167,015,625    79,933,831     55,869,586
 --------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............    8,719,098   162,579,436    71,315,518   (125,001,980)
Net assets
  Beginning of period...    4,101,875   179,289,508   171,325,458    611,262,639
 --------------------------------------------------------------------------------
  End of period.........  $12,820,973  $341,868,944  $242,640,976  $ 486,260,659
 --------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income......  $    18,259             0  $     91,952              0
 --------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Equity and Fixed Income Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1998

                              High       Municipal      Quality     Short-Duration
                             Income        Income        Income         Income
                            Fund (a)        Fund          Fund           Fund
 ---------------------------------------------------------------------------------
Operations
 Net investment income..  $  1,818,180  $  4,054,279  $  9,334,606   $  5,167,036
 Net realized gains or
  losses on securities
  and futures
  contracts.............       (88,715)      (41,138)      713,191        325,954
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    (9,323,486)    3,077,428     6,558,180      1,608,387
 ---------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    (7,594,021)    7,090,569    16,605,977      7,101,377
 ---------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
  Class A...............    (1,040,534)   (1,979,908)   (4,831,082)    (3,203,099)
  Class B...............    (1,178,956)   (2,308,071)   (5,431,749)    (2,394,223)
  Class Y...............             0           (43)          (51)           (49)
 Net realized gains
  Class A...............             0             0             0              0
  Class B...............             0             0             0              0
  Class Y...............             0             0             0              0
 ---------------------------------------------------------------------------------
 Total distributions to
  shareholders..........    (2,219,490)   (4,288,022)  (10,262,882)    (5,597,371)
 ---------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................   126,286,107    45,477,369   106,644,051    169,053,248
 Payment for shares
  redeemed..............    (3,998,009)  (13,461,719)  (40,705,601)   (82,572,822)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     1,281,553     2,625,084     6,677,759      4,352,285
 ---------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........   123,569,651    34,640,734    72,616,209     90,832,711
 ---------------------------------------------------------------------------------
 Total increase in net
  assets................   113,756,140    37,443,281    78,959,304     92,336,717
Net assets
 Beginning of period....            --    73,665,856   128,221,961     54,707,722
 ---------------------------------------------------------------------------------
 End of period..........  $113,756,140  $111,109,137  $207,181,265   $147,044,439
 ---------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income
 (loss).................  $   (371,874) $   (349,922) $   (923,573)  $   (512,293)
 ---------------------------------------------------------------------------------

(a) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
             Equity and Fixed Income Funds (formerly Mentor Funds)
                     Combined Notes to Financial Statements

1. ORGANIZATION

Evergreen Equity and Fixed Income Funds (formerly Mentor Funds) consist of Ev-ergreen Capital Balanced Fund ("Capital Balanced Fund") (formerly Mentor Bal-anced Portfolio), Evergreen Capital Growth Fund ("Capital Growth Fund") (for-merly Mentor Capital Growth Portfolio), Evergreen Capital Income and Growth Fund ("Capital Income and Growth Fund") (formerly Mentor Income and Growth Portfolio), Evergreen Growth Fund ("Growth Fund") (formerly Mentor Growth Port-folio), Evergreen High Income Fund ("High Income Fund") (formerly Mentor High Income Portfolio), Evergreen Municipal Income Fund ("Municipal Income Fund") (formerly Mentor Municipal Income Portfolio), Evergreen Quality Income Fund ("Quality Income Fund") (formerly Mentor Quality Income Portfolio) and Ever-green Short-Duration Income Fund ("Short-Duration Income Fund") (formerly Men-tor Short-Duration Income Portfolio), (collectively, the "Funds"). Each Fund was a diversified series of a Massachusetts business trust, an open-end manage-ment investment company organized on January 20, 1992 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds changed their form of organization to diversified series of various Evergreen Delaware business trusts as of the following dates: October 15, 1999 for the Capital Balanced Fund, Growth Fund, High Income Fund, Municipal Income Fund, and Qual-ity Income Fund; October 22, 1999 for the Capital Income and Growth Fund, Capi-tal Growth Fund and Short-Duration Income Fund. (See Note 10 and Additional Information.)

Until the date of the approved share classes restructuring (see Note 10), the Funds offered Class A, Class B, and, except for High Income Fund, Class Y shares. Class A shares were sold with a maximum front-end sales charge of 5.75% for Capital Balanced Fund, Capital Growth Fund, Capital Income and Growth Fund, and Growth Fund; 4.75% for High Income Fund, Municipal Income Fund and Quality Income Fund; and 1.00% for Short-Duration Income Fund, payable at the time of purchase. Class B shares were sold subject to a contingent deferred sales charge that was payable upon redemption and decreased depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares were sold only to certain institutional investors and high net-worth in-dividual investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on an established securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS and other secu-rities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Corporate bonds, municipal bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities, which are generally recognized by insti-tutional traders. In evaluating the fair value of a Fund's municipal bonds an independent pricing service uses a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of is-sue.

Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Otherwise, securities for which market quota-

                                   EVERGREEN
                         Equity and Fixed Income Funds
               Combined Notes to Financial Statements (continued)

tions are not readily available or valuations are not available from an inde-pendent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Mutual Fund shares held as short term investments are valued at net asset val-ue. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund, other than Municipal Income Fund, may invest in repurchase agree-ments. The custodian holds securities pledged as collateral for repurchase agreements in a segregated account on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment ad-visor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Reverse Repurchase Agreements
To obtain short-term financing, each Fund, except for Growth Fund, may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competi-tive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated ac-count with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securi-ties to be repurchased by the Fund may be delayed or limited.

D. Dollar Roll Transactions
Each of the Funds, except for the Growth Fund and Municipal Income Fund, may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are re-purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histo-ries.

E. Residual Interests
Capital Balanced Fund, High Income Fund, Quality Income Fund and Short-Duration Income Fund may invest in mortgage security residual interests ("residuals"). A residual is a derivative security, which is any investment that derives its value from an underlying security, asset, or market index. The Funds' invest-ments in residuals are primarily in securities issued by proprietary mortgage trusts. While these entities have been highly leveraged, often having indebted-ness of up to 95% of their total value, the Funds have not incurred any indebt-edness in the course of making these residual investments; nor have the Funds' assets been pledged to secure the indebtedness of the issuing structure or the Funds' investment in the residuals. In consideration of the risk associated with investment in residual securities, it is the Funds' policy to limit their exposure at the time of purchase to no more than 20% of their total assets.

F. Interest-Rate Swaps
Capital Balanced Fund, High Income Fund, Quality Income Fund and Short-Duration Income Fund may invest in interest-rate swap transactions. An interest-rate swap is a contract between two parties on a specified principal amount, re-ferred to as the notional principal, for a specified period. In the most common instance, a swap involves the exchange of streams of variable and fixed-rate interest payments. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market the value of the swap. When the swap is terminated, the Fund will record a realized gain or loss.

                                   EVERGREEN
                         Equity and Fixed Income Funds
               Combined Notes to Financial Statements (continued)


G. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Each Fund, other than Growth Fund and Municipal Income Fund, may invest in securities principally traded in foreign markets. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign cur-rency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually re-ceived. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

H. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

I. Forward Foreign Currency Exchange Contracts
The Funds that may invest in foreign securities may enter into forward foreign currency exchange contracts ("forward contracts") to settle Fund purchases and sales of securities denominated in a foreign currency and to hedge certain for-eign currency assets or liabilities. Forward contracts are recorded at the for-ward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations un-der the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

J. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K. Securities Lending
In order to generate income and to offset expenses, each Fund, except Municipal Income Fund, may lend portfolio securities to brokers, dealers and other finan-cial organizations. The Funds' investment advisor will monitor the creditwor-thiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, includ-ing accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash col-lateral received in Fund securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connection with such loans.

L. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

M. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

N. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly to all shareholders invested in High Income Fund, Municipal Income Fund, Quality Income Fund and Short-Duration Income Fund. Dividends are de-clared and paid quarterly to all shareholders invested in the Capital Balanced Fund and Capital Income and Growth Fund; and annually to all shareholders in-vested in Capital Growth Fund and Growth Fund. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The differences between financial statement amounts avail-able for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for dollar roll transac-tions, residual interests, Futures contracts, principal retirements on certain asset backed securities and certain repurchases of securities sold at a loss. To the extent these differences are permanent in nature, such amounts are re-classified within the components of net assets.

O. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution and Service Plans for each class.

P. Organization Expenses
Organization expenses for High Income Fund and Short-Duration Income Fund are being amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares out-standing at the time of the redemption.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Mentor Investment Advisors, LLC ("Mentor Advisors"), a wholly-owned subsidiary of First Union Corporation ("First Union"), serves as the investment advisor for each Fund.

Mentor Advisors receives for its services an investment advisory fee that is calculated daily and paid monthly based on the average daily net assets of each Fund as follows:

                                                                 Annual
                                                              Advisory Fee
                                                              ------------
         Capital Balanced Fund...............................     0.75%
         Capital Growth Fund.................................     0.80
         Capital Income and Growth Fund......................     0.75
         Growth Fund.........................................     0.70
         High Income Fund....................................     0.70
         Municipal Income Fund...............................     0.60
         Quality Income Fund.................................     0.60
         Short-Duration Income Fund..........................     0.50

Prior to June 14, 1999, Van Kampen American Capital Management, Inc. served as the sub-advisor to High Income Fund and Municipal Income Fund and was paid by Mentor Advisors for its services. Prior to July 1, 1999, Wellington Management Company LLC served as the sub-advisor to Capital Income and Growth Fund and was paid by Mentor Advisors for its services.

Each investment advisor may from time to time voluntarily waive some or their entire investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. During the year ended September 30, 1999, the amount of investment advisory fees waived for certain Funds by the investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                Fees   % of Average Daily
                                               Waived      Net Assets
                                              ------- -----------------
         High Income Fund.................... $269,733        0.12%
         Quality Income Fund.................  312,164        0.15
         Short-Duration Income Fund..........   49,357        0.03

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, serves as the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to a fee at an annual rate based on the average daily net assets of each Fund as follows:

                                                            Administrative
                                                                 Fee
                                                            --------------
         Capital Balanced Fund.............................      0.15%
         Capital Growth Fund...............................      0.15
         Capital Income and Growth Fund....................      0.15
         Growth Fund.......................................      0.15
         High Income Fund..................................      0.10
         Municipal Income Fund.............................      0.10
         Quality Income Fund...............................      0.10
         Short-Duration Income Fund........................      0.10

Prior to June 14, 1999, Mentor Investment Group, LLC ("Mentor"), a wholly-owned subsidiary of First Union, provided administrative personnel and services for each Fund at the same rates indicated above. Prior to April 1, 1999, the fees paid to Mentor for administrative services by the Capital Balanced Fund, Capi-tal Growth Fund, Capital Income and Growth Fund and Growth Fund were 0.10% of each Fund's average daily net assets.

For the year ended September 30, 1999, the Funds paid or accrued to EIS and Mentor, the following amounts for administrative services:

                                                          EIS     Mentor
                                                        -------  --------
         Capital Balanced Fund......................... $150,798 $216,572
         Capital Growth Fund...........................  253,350  397,344
         Capital Income and Growth Fund................  224,781  109,857
         Growth Fund...................................  218,689  418,663
         High Income Fund..............................   74,245  148,643
         Municipal Income Fund.........................   34,925   86,546
         Quality Income Fund...........................   56,686  153,129
         Short-Duration Income Fund....................   52,226  129,322

During the year ended September 30, 1999, the High Income Fund and Short-Dura-tion Income Fund waived $38,398 and $181,548, respectively, in administrative expenses, representing 0.02% and 0.10%, respectively, of the average daily net assets of each Fund.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. Prior to September 13, 1999, Boston Financial Data Services, Inc. served as each Fund"s transfer and disbursing agent.

For the year ended September 30, 1999, the Funds paid or accrued the following amounts to ESC:

                                                                 ESC
                                                               ------
         Capital Balanced Fund...........................     $35,182
         Capital Growth Fund.............................      44,276
         Capital Income and Growth Fund..................      24,599
         Growth Fund.....................................      52,616
         High Income Fund................................       8,727
         Municipal Income Fund...........................       5,228
         Quality Income Fund.............................      14,126
         Short-Duration Income Fund......................      11,108

4. DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

Mentor Distributors, LLC ("Mentor Distributors") serves as principal under-writer to the Funds. Mentor Distributors is a wholly owned subsidiary of BISYS
Fund Service, Inc.

Each Fund has adopted a Distribution Plan (the "Distribution Plan") under Rule
12b-1 of the 1940 Act for its Class B shares. To compensate Mentor Distributors for the services it provides and for the expenses it incurred under the Distri-bution Plan, Class B shares of the Funds paid a distribution fee, which was ac-crued daily and paid monthly at the following annual rates for each Fund:

                                                          Distribution Fee
                                                          ----------------
         Capital Balanced Fund...........................       0.75%
         Capital Growth Fund.............................       0.75
         Capital Income and Growth Fund..................       0.75
         Growth Fund.....................................       0.75
         High Income Fund................................       0.50
         Municipal Income Fund...........................       0.50
         Quality Income Fund.............................       0.50
         Short-Duration Income Fund......................       0.30

Each Fund has also adopted a Shareholder Servicing Plan (the "Service Plan") with Mentor Distributors with respect to Class A and Class B shares of each Fund. Under the Service Plan, financial institutions will enter into share-holder service agreements with the Funds to provide administrative support services to their customers who from time to time might be owners of record or beneficial owners of Class A or Class B shares of one or more Funds. In return for providing these support services, a financial institution might receive payments from one or more Funds at an annual rate of 0.25% of the average daily net assets of the Class A or Class B shares of the particular Fund or Funds beneficially owned by the financial institution's customers for whom it was a holder of record or with whom it had a servicing relationship.

During the year ended September 30, 1999, amounts paid or accrued to Mentor Distributors pursuant to the Distribution and Service Plans were as follows:

                                 Shareholder   Shareholder  Distribution
                                Servicing Fee Servicing Fee     Fee
                                   Class A       Class B      Class B
                                ------------ ----------- -----------
         Capital Balanced
          Fund.................   $240,418      $495,382     $1,486,146
         Capital Growth Fund...    642,323       629,264      1,887,791
         Capital Income and
          Growth Fund..........    286,877       380,270      1,140,812
         Growth Fund...........    251,717       951,522      2,854,567
         High Income Fund......    340,268       243,829        494,725
         Municipal Income
          Fund.................    157,398       146,277        292,555
         Quality Income Fund...    257,763       266,787        533,574
         Short-Duration Income
          Fund.................    322,468       130,967        157,161

The Distribution Plan and Service Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective November 16, 1998, the Capital Balanced Fund acquired substantially all the assets and assumed the liabilities of Mentor Strategy Portfolio ("Strategy Portfolio") in exchange for Class A, Class B and Class Y shares of the Capital Balanced Fund. The acquisition was accomplished by a tax-free ex-change of the respective shares of the Capital Balanced Fund for the net assets of the Strategy Portfolio. The net assets acquired amounted to $222,601,303. The acquired net assets consisted primarily of the portfolio securities and futures contracts with unrealized appreciation (depreciation) of $15,536,901 and ($1,142,275), respectively. The aggregate net assets of the Capital Bal-anced Fund immediately after the acquisition were $255,551,169.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an authorized unlimited number of shares of beneficial interest. Shares of beneficial interest of the Funds are currently divided into Class A, Class B and Class Y. Transactions in shares of the Funds were as follows:

Capital Balanced Fund

                                         Year Ended September 30,
                               -----------------------------------------------
                                        1999                     1998
                               ------------------------  ---------------------
                                 Shares       Amount      Shares     Amount
 ------------------------------------------------------------------------------
Class A
Shares sold..................   9,086,010  $143,511,236   258,246  $ 3,577,935
Shares redeemed..............  (1,949,361)  (30,839,772)        0            0
Shares issued in reinvestment
 of distributions............      89,104     1,341,038         0            0
Shares issued in acquisition
 of Mentor Strategy
 Portfolio...................   1,667,724    24,198,670         0            0
 ------------------------------------------------------------------------------
Net increase.................   8,893,477   138,211,172   258,246    3,577,935
 ------------------------------------------------------------------------------
Class B
Shares sold..................   3,086,070    47,290,308   412,403    5,702,737
Conversion of Class B Shares
 to Class Y shares...........           0             0  (273,416)  (3,350,117)
Shares redeemed..............  (3,307,503)  (49,837,695)  (48,378)    (810,125)
Shares issued in reinvestment
 of distributions............     146,658     2,190,038    88,886    1,300,249
Shares issued in acquisition
 of Mentor Strategy
 Portfolio...................  14,131,685   198,402,633         0            0
 ------------------------------------------------------------------------------
Net increase.................  14,056,910   198,045,284   179,495    2,842,744
 ------------------------------------------------------------------------------
Class Y (a)
Shares sold..................          89         1,303         0            0
Conversion of Class B Shares
 to Class Y shares...........           0             0   273,416    3,350,117
Shares redeemed..............    (264,603)   (3,836,379)   (7,305)    (100,000)
Shares issued in reinvestment
 of distributions............         106         1,566         0            0
 ------------------------------------------------------------------------------
Net increase (decrease)......    (264,408)   (3,833,510)  266,111    3,250,117
 ------------------------------------------------------------------------------
Net increase.................              $332,422,946            $ 9,670,796

 -------------------------------------------------------------------------------

Capital Growth Fund

                                      Year Ended September 30,
                          ---------------------------------------------------
                                    1999                      1998
                          -------------------------  ------------------------
                            Shares       Amount        Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold..............  8,969,729  $ 218,527,291   5,110,051  $121,415,173
Shares redeemed.......... (4,384,818)  (107,572,611) (1,926,775)  (45,709,577)
Shares issued in
 reinvestment of
 distributions...........    741,724     16,054,923     278,288     5,833,664
 -----------------------------------------------------------------------------
Net increase.............  5,326,635    127,009,603   3,461,564    81,539,260
 -----------------------------------------------------------------------------
Class B
Shares sold..............  3,100,435     70,992,924   4,375,173    98,931,464
Shares redeemed.......... (2,242,187)   (51,622,823) (1,063,324)  (23,712,167)
Shares issued in
 reinvestment of
 distributions...........  1,106,815     22,759,933     507,715    10,256,056
 -----------------------------------------------------------------------------
Net increase.............  1,965,063     42,130,034   3,819,564    85,475,353
 -----------------------------------------------------------------------------
Class Y (b)
Shares sold..............          0              0          48         1,000
Shares redeemed..........          0              0           0             0
Shares issued in
 reinvestment of
 distributions...........          5            125           1            12
 -----------------------------------------------------------------------------
Net increase.............          5            125          49         1,012
 -----------------------------------------------------------------------------
Net increase.............             $ 169,139,762              $167,015,625

 -------------------------------------------------------------------------------
(a) For the period from September 16, 1998 (commencement of class operations) to September 30, 1998.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

Capital Income and Growth Fund

                                      Year Ended September 30,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold...............  1,535,653  $ 30,363,881   2,515,923  $ 49,323,113
Shares redeemed........... (1,369,583)  (27,336,486)   (915,370)  (18,005,450)
Shares issued in
 reinvestment of
 distributions............    347,798     6,756,517     371,373     7,153,831
 -----------------------------------------------------------------------------
Net increase..............    513,868     9,783,912   1,971,926    38,471,494
 -----------------------------------------------------------------------------
Class B
Shares sold...............    922,461    17,764,471   2,642,784    51,766,483
Shares redeemed........... (1,753,193)  (34,406,196) (1,074,795)  (21,053,657)
Shares issued in
 reinvestment of
 distributions............    465,134     9,020,962     559,471    10,748,481
 -----------------------------------------------------------------------------
Net increase (decrease)...   (365,598)   (7,620,763)  2,127,460    41,461,307
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold...............          0             0          53         1,000
Shares redeemed...........          0             0           0             0
Shares issued in
 reinvestment of
 distributions............          3            64           2            30
 -----------------------------------------------------------------------------
Net increase..............          3            64          55         1,030
 -----------------------------------------------------------------------------
Net increase..............             $  2,163,213              $ 79,933,831

 -------------------------------------------------------------------------------

Growth Fund

                                      Year Ended September 30,
                         ------------------------------------------------------
                                   1999                        1998
                         --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
 -------------------------------------------------------------------------------
Class A
Shares sold.............  31,738,871  $ 498,194,431   12,016,618  $ 210,103,016
Shares redeemed......... (31,503,018)  (497,861,464) (12,306,743)  (213,035,017)
Shares issued in
 reinvestment of
 distributions..........     209,823      2,939,628      346,751      6,474,795
 -------------------------------------------------------------------------------
Net increase............     445,676      3,272,595       56,626      3,542,794
 -------------------------------------------------------------------------------
Class B
Shares sold.............   2,136,351     27,314,195    4,138,131     73,047,883
Shares redeemed.........  (8,496,928)  (122,872,448)  (4,698,527)   (80,890,251)
Shares issued in
 reinvestment of
 distributions..........   1,070,622     14,539,245    1,667,456     30,460,604
 -------------------------------------------------------------------------------
Net increase
 (decrease).............  (5,289,955)   (81,019,008)   1,107,060     22,618,236
 -------------------------------------------------------------------------------
Class Y (a)
Shares sold.............   1,189,938     18,258,330    1,786,672     30,602,698
Shares redeemed.........    (788,128)   (12,236,470)     (53,808)      (894,152)
Shares issued in
 reinvestment of
 distributions..........      72,358      1,016,634            1             10
 -------------------------------------------------------------------------------
Net increase............     474,168      7,038,494    1,732,865     29,708,556
 -------------------------------------------------------------------------------
Net increase
 (decrease).............              $ (70,707,919)              $  55,869,586

 -------------------------------------------------------------------------------

High Income Fund

                                  Year Ended               Period Ended
                              September 30, 1999      September 30, 1998 (b)
                            ------------------------  -----------------------
                              Shares       Amount      Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold................ 11,606,611  $127,776,306  4,775,208  $ 56,602,255
Shares redeemed............ (2,587,728)  (28,057,661)  (168,561)   (1,889,222)
Shares issued in
 reinvestment of
 distributions.............    523,286     5,731,421     51,541       580,207
 -----------------------------------------------------------------------------
Net increase...............  9,542,169   105,450,066  4,658,188    55,293,240
 -----------------------------------------------------------------------------
Class B
Shares sold................  5,534,821    60,817,115  5,890,307    69,683,852
Shares redeemed............ (1,241,203)  (13,458,559)  (190,546)   (2,108,787)
Shares issued in
 reinvestment of
 distributions.............    393,141     4,298,751     62,441       701,346
 -----------------------------------------------------------------------------
Net increase...............  4,686,759    51,657,307  5,762,202    68,276,411
 -----------------------------------------------------------------------------
Net increase...............             $157,107,373             $123,569,651

 -------------------------------------------------------------------------------
(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
(b) For the period from June 23, 1998 (commencement of class operations) to September 30, 1998.

Municipal Income Fund

                                       Year Ended September 30,
                             ------------------------------------------------
                                      1999                     1998
                             ------------------------  ----------------------
                               Shares       Amount      Shares      Amount
 -----------------------------------------------------------------------------
Class A
Shares sold.................  1,730,028  $ 27,697,748  1,688,990  $25,509,509
Shares redeemed............. (1,167,496)  (18,298,845)  (423,337)  (6,641,364)
Shares issued in
 reinvestment of
 distributions..............     95,949     1,495,527     75,715    1,188,701
 -----------------------------------------------------------------------------
Net increase................    658,481    10,894,430  1,341,368   20,056,846
 -----------------------------------------------------------------------------
Class B
Shares sold.................    505,740     7,866,662  1,208,341   18,966,860
Shares redeemed.............   (844,406)  (12,912,503)  (436,001)  (6,820,355)
Shares issued in
 reinvestment of
 distributions..............     88,642     1,381,234     91,662    1,436,340
 -----------------------------------------------------------------------------
Net increase (decrease).....   (250,024)   (3,664,607)   864,002   13,582,845
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold.................          0             0         64        1,000
Shares redeemed.............          0             0          0            0
Shares issued in
 reinvestment of
 distributions..............          0            10          3           43
 -----------------------------------------------------------------------------
Net increase................          0            10         67        1,043
 -----------------------------------------------------------------------------
Net increase................             $  7,229,833             $33,640,734

 -------------------------------------------------------------------------------

Quality Income Fund

                                      Year Ended September 30,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold...............  6,870,812  $ 86,944,421   4,256,782  $ 56,191,423
Shares redeemed........... (5,746,275)  (71,969,150) (1,597,720)  (21,178,895)
Shares issued in
 reinvestment of
 distributions............    300,159     3,883,017     233,015     3,077,659
 -----------------------------------------------------------------------------
Net increase..............  1,424,696    18,858,288   2,892,077    38,090,187
 -----------------------------------------------------------------------------
Class B
Shares sold...............  1,882,214    24,533,041   3,811,046    50,451,628
Shares redeemed........... (2,669,108)  (34,466,906) (1,478,885)  (19,526,706)
Shares issued in
 reinvestment of
 distributions............    327,045     4,234,809     272,551     3,600,049
 -----------------------------------------------------------------------------
Net increase (decrease)...   (459,849)   (5,699,056)  2,604,712    34,524,971
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold...............          0             0          76         1,000
Shares redeemed...........          0             0           0             0
Shares issued in
 reinvestment of
 distributions............          0             0           4            51
 -----------------------------------------------------------------------------
Net increase..............          0             0          80         1,051
 -----------------------------------------------------------------------------
Net increase..............             $ 13,159,232              $ 72,616,209

 -------------------------------------------------------------------------------
(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

Short-Duration Income Fund

                                      Year Ended September 30,
                           --------------------------------------------------
                                    1999                      1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A
Shares sold...............  8,743,015  $109,426,581   9,921,692  $124,978,729
Shares redeemed........... (6,891,134)  (85,442,151) (4,997,458)  (62,897,886)
Shares issued in
 reinvestment of
 distributions............    415,576     5,165,194     200,895     2,525,409
 -----------------------------------------------------------------------------
Net increase..............  2,267,457    29,149,624   5,125,129    64,606,252
 -----------------------------------------------------------------------------
Class B
Shares sold...............  1,353,089    16,923,783   3,500,465    44,073,519
Shares redeemed........... (2,148,019)  (26,729,789) (1,563,684)  (19,674,936)
Shares issued in
 reinvestment of
 distributions............    175,996     2,195,326     145,226     1,826,827
 -----------------------------------------------------------------------------
Net increase (decrease)...   (618,934)   (7,610,680)  2,082,007    26,225,410
 -----------------------------------------------------------------------------
Class Y (a)
Shares sold...............          0             0          79         1,000
Shares redeemed...........          0             0           0             0
Shares issued in
 reinvestment of
 distributions............          0             0           4            49
 -----------------------------------------------------------------------------
Net increase..............          0             0          83         1,049
 -----------------------------------------------------------------------------
Net increase..............             $ 21,538,944              $ 90,832,711

 -------------------------------------------------------------------------------
(a) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended September 30, 1999:

                                        Cost of Purchases        Proceeds from Sales
                                    ------------------------ ------------------------
                                        U.S.       Non-U.S.       U.S.       Non-U.S.
                                     Government   Government   Government   Government
                                    ----------- ---------- ---------- -----------
         Capital Balanced
          Fund...........           $324,124,906 $317,474,616 $220,169,427 $150,656,567
         Capital Growth
          Fund...........                      0  485,192,062            0  390,571,941
         Capital Income and Growth
          Fund...........            128,359,577  198,430,306  122,751,166  217,073,220
         Growth Fund.....                      0  516,201,245            0  576,320,792
         High Income
          Fund...........                      0  308,383,817            0  165,849,562
         Municipal Income
          Fund...........                      0  178,602,438            0  170,912,646
         Quality Income
          Fund...........            229,795,325  223,837,300  440,523,399   64,354,626
         Short-Duration
          Income Fund....            304,466,078  140,005,551  353,250,418   56,318,659

Short-Duration Income Fund and Quality Income Fund had the following reverse repurchase agreement outstanding at September 30, 1999:

                          Repurchase                                Interest Maturity
                            Amount            Counterparty            Rate     Date
                          ---------- --------------------------- ------ --------
         Quality Income
          Fund........... $10,003,028 State Street Bank & Trust Co.   5.45%  10/6/1999
         Short-Duration
          Income Fund....   6,564,948 State Street Bank & Trust Co.   5.20   10/6/1999

During the year ended September 30, 1999, Capital Balanced Fund, Quality Income Fund and Short-Duration Income Fund entered into reverse repurchase agreements. The average daily balance, weighted average interest rate and maximum amount outstanding under these agreements were as follows:

                                Average Daily   Weighted      Maximum
                                   Balance       Average       Amount
                                 Outstanding  Interest Rate Outstanding*
                                ------------ ----------- -----------
         Capital Balanced
          Fund.................  $    62,378      1.75%     $ 2,846,968
         Quality Income Fund...   21,559,331      4.90       81,054,844
         Short-Duration Income
          Fund.................    8,739,347      4.56       22,005,806

            -------
            * The Maximum Amount Outstanding under reverse repurchase agree-
              ments includes accrued interest.

At September 30, 1999, Quality Income Fund had a dollar roll agreements out-standing as follows:

         Dollar Roll                                 Interest  Maturity
         Amount                      Counterparty      Rate      Date
         ----------------------- ---------------- ------ ---------
         $9,095,625.............. Piper Jaffray Inc.   7.50%  10/16/1999

During the year ended September 30, 1999, Capital Balanced Fund, Capital Income and Growth Fund, Quality Income Fund and Short-Duration Income Fund earned in-come on mortgage dollar roll transactions as follows:

                                                      Income Earned on
                                                  Dollar Roll Transactions
                                                  ------------------------
         Capital Balanced Fund...................         $70,313
         Capital Income and Growth Fund..........          56,451
         Quality Income Fund.....................          18,450
         Short-Duration Income Fund..............          44,801

The Funds loaned securities during the year ended September 30, 1999 to certain brokers who paid the Fund a negotiated lender's fee. These fees are included in interest income. At September 30, 1999, the value of securities on loan and the value of collateral were as follows:

                           Value of Securities on Loan Value of Collateral
                           -------------------------- ------------------
         Capital Balanced
          Fund...........          $22,502,324             $22,733,449
         Capital Growth
          Fund...........            3,710,844               3,687,316
         Capital Income
          and Growth
          Fund...........           13,251,295              13,385,847
         Growth Fund.....           71,648,214              74,111,928
         Quality Income
          Fund...........            5,488,562               5,605,710

On September 30, 1999, the composition of unrealized appreciation and deprecia-tion on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                         Gross         Gross     Net Unrealized
                                       Unrealized   Unrealized    Appreciation
                           Tax Cost   Appreciation Depreciation  (Depreciation)
                         ----------- ---------- ----------- -------------
         Capital
          Balanced
          Fund.......... $364,494,014 $29,044,073  $ (8,485,680) $  20,558,393
         Capital Growth
          Fund..........  474,404,827  94,015,303   (23,943,504)    70,071,799
         Capital Income
          and Growth
          Fund..........  253,769,604  12,142,042    (7,529,235)     4,612,807
         Growth Fund....  469,866,310  91,391,664   (25,589,242)    65,802,422
         High Income
          Fund..........  262,966,662   3,177,339   (14,395,051)  (11,217,712)
         Municipal
          Income Fund...  110,486,886   1,626,259    (3,197,719)   (1,571,460)
         Quality Income
          Fund..........  230,458,983     456,333    (5,940,245)   (5,483,912)
         Short-Duration
          Income Fund...  169,441,212     473,157    (3,002,584)   (2,529,427)

As of September 30, 1999, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                                       Expiration
                                             ---------------------------------------------------------------
                                Capital Loss    2002       2003       2004       2005      2006      2007
                                 Carryover   --------- -------- -------- -------- ------ ---------
       High Income Fund........ $ 1,128,619  $        0 $        0 $        0 $        0 $      0 $1,128,619
       Municipal Income Fund...   1,920,439           0      8,142  1,616,817          0  295,480
       Quality Income Fund.....  13,907,548   3,547,591  7,326,035  1,708,773  1,325,149        0

Capital (Currency) losses incurred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the Fund's following fiscal year. The High Income Fund, Municipal Income Fund, Quality Income Fund and Short-Duration Income Fund have incurred and will elect to defer post Octo-ber (currency) losses of $12,453,072, $621,521, $5,233,354 and $2,726,161, re-
spectively.

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with their custodian as of June 14, 1999, and with ESC on September 13, 1999, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The Funds did not receive any fee credits for the year ended September 30, 1999.

9. FINANCING AGREEMENTS

On August 6, 1999 the Evergreen Equity and Fixed Income Funds became party to a credit agreement between Evergreen Funds and a group of banks (the "Lenders"). Under this agreement, effective for all other Evergreen Funds on July 27, 1999, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is ac-cessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or as general working capital as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility are assessed interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The com-mitment fee is allocated to all Funds. For its assistance in arranging this fi-nancing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $250,000. State Street Bank & Trust Co. serves as paying agent for the Funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds. During the year ended September 30, 1999 the Funds had no borrowings under this agreement.

10. SUBSEQUENT EVENTS (unaudited)

Acquisition of EVEREN by First Union
On April 26, 1999, First Union announced an agreement to acquire EVEREN Capital Corporation ("EVEREN"). As part of this acquisition Mentor would be combined with the Evergreen mutual funds complex and Mentor Funds would convert from a series of a Massachusetts business trust to various Evergreen Delaware business trusts. On October 1, 1999, the acquisition of EVEREN by First Union was completed.

Special Meetings of Shareholders
Special meetings of the Mentor Funds shareholders were held on October 15, 1999 for the Capital Balanced Fund, Growth Fund, High Income Fund, Municipal Income Fund, and Quality Income Fund, and on October 22, 1999 for the Capital Growth Fund, Capital Income and Growth Fund, and Short-Duration Income Fund. (See Ad-ditional Information.)

Class Restructuring
Upon approval by shareholders of each Fund on the conversion of the Mentor Funds to various series of Evergreen Delaware business trusts, the shareholders of Class A, Class B and Class Y of the Mentor Funds became owners of that num-ber of full and fractional shares of Class A, Class C and Class Y shares, re-spectively, of the corresponding Evergreen Equity and Fixed Income Funds. In addition, effective October 18, 1999 for the Capital Balanced Fund, Growth Fund, High Income Fund, and Quality Income Fund; October 25, 1999 for the Capi-tal Growth Fund, each of the Funds added a new class of shares designated as Class B, and High Income Fund added Class Y shares.

Class A shares of the Funds are currently sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. The distribu-tion fee is paid by the Funds at an annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of the Class A, Class B and Class C shares, re-spectively. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent de-ferred sales charge ("CDSC") payable on shares redeemed within one year after the month of purchase. Holders of Class C shares received in the conversion are subject to the schedule of CDSC applicable to Class B shares of the former Men-tor Funds. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other Funds managed by First Union and its affiliates as of December 30, 1994.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Equity Trust
Evergreen Fixed Income Trust
Evergreen Municipal Trust
(formerly Mentor Funds)

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Capital Balanced Fund (for-merly Mentor Balanced Portfolio), Evergreen Capital Growth Fund (formerly Men-tor Capital Growth Portfolio), Evergreen Capital Income and Growth Fund (for-merly Mentor Income and Growth Portfolio), Evergreen Growth Fund (formerly Men-tor Growth Portfolio), portfolios of the Evergreen Equity Trust, and Evergreen High Income Fund (formerly Mentor High Income Portfolio), Evergreen Quality In-come Fund (formerly Mentor Quality Income Portfolio), Evergreen Short-Duration Income Fund (formerly Mentor Short-Duration Income Portfolio), portfolios of the Evergreen Fixed Income Trust, and Evergreen Municipal Income Fund (formerly Mentor Municipal Income Portfolio), a portfolio of Evergreen Municipal Trust (all Trusts formerly Mentor Funds), as of September 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years of periods in the five-year pe-riod ended September 30, 1999. These financial statements and financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Sep-tember 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Capital Balanced Fund, Evergreen Capital Growth Fund, Evergreen Capital Income and Growth Fund, Evergreen Growth Fund, Evergreen High Income Fund, Evergreen Quality Income Fund, Evergreen Short-Duration Income Fund and Evergreen Municipal Income Fund as of September 30, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

                                            /s/ KPMG LLP

Boston, Massachusetts
November 5, 1999

                       Additional Information (unaudited)

DISTRIBUTIONS TO SHAREHOLDERS

On November 1, 1999 the following Funds declared net investment income divi-dends, payable on November 2, 1999 to shareholders of record on November 1, 1999:

                                                    Class C
                                Class A Class B (former Class B) Class Y
                                ------ ----- -------------- ------
         High Income Fund.....   $0.09   $0.09       $0.08        $0.09
         Municipal Income
          Fund................    0.06       0        0.05         0.07
         Quality Income Fund..    0.07    0.06        0.06         0.07
         Short-Duration Income
          Fund................    0.06       0        0.06         0.07

These distributions are not reflected in the accompanying financial statements.

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of the Mentor Funds shareholders were held on October 15, 1999 for the Capital Balanced Fund, Capital Income and Growth Fund, Growth Fund, High Income Fund, Municipal Income Fund, Quality Income Fund and Short-Duration Income Fund, and on October 22, 1999 for the Capital Growth Fund to approve each Fund's conversion into a series of an Evergreen Delaware business trust and other related matters. Shareholders of record on August 17, 1999 were enti-tled to notice of and to vote at the meetings and any adjournments thereof. The record date shares and the number of shares voted and represented at the meet-ings were as follows:

                                                        Shares Voted as
                               Total                     Percentage of
                            Record Date                Total Record Date
                           Share Position Shares Voted      Shares
                           ------------- ---------- ----------------
         Capital Balanced
          Fund...........    23,922,217    12,187,097        50.94%
         Capital Growth
          Fund...........    23,394,963    11,828,888        50.56%
         Capital Income
          and Growth
          Fund...........    13,103,400     7,452,701        56.88%
         Growth Fund.....    31,252,368    16,241,039        51.97%
         High Income
          Fund...........    24,989,893    12,604,633        50.44%
         Municipal Income
          Fund...........     7,718,454     4,610,379        59.73%
         Quality Income
          Fund...........    16,037,390     9,605,132        59.89%
         Short-Duration
          Income Fund....    15,022,761     9,404,050        62.60%

During each of the special meetings the shareholders of the Funds voted the following:

1. To approve an Agreement and Plan of Conversion and Termination providing for the conversion of each of the above-named Funds into a corresponding series of Evergreen Delaware business trust;

2. To approve the proposed changes of the Fund's investment objectives from fundamental to non-fundamental;

3. To approve the proposed changes to the Fund's investment restrictions (for Short-Duration Income Fund this vote was designated as vote number 2 on the shareholders' proxy cards):
  3A.Diversification
  3B.Concentration
  3C.Senior securities
  3D.Borrowing
  3E.Underwriting
  3F.Real Estate
  3G.Commodities
  3H.Lending
  3I. To reclassify as non-fundamental certain fundamental restrictions that are no longer required to be fundamental:
    3I(i).Short sales
    3I(ii).Margin purchases

    3I(iii).Pledging
    3I(iv).Restricted securities
    3I(v).Unseasoned issuers
    3I(vi).Illiquid securities
    3I(vii).Officers' and directors' ownership of securities
    3I(viii).Control of management
    3I(ix).Joint trading
    3I(x).Other investment companies
    3I(xi).Oil, gas and minerals
    3I(xii).Foreign securities
    3I(xiii).Warrants

4. To transact any other business that may properly come before the meeting or any adjournment thereof (for Capital Income and Growth Fund and Municipal Income Fund this vote was designated as vote number 5 on the shareholders' voting cards).

The results were as follows:

Capital Balanced Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,994,733   90.22%
AGAINST.................     348,910    2.86%
ABSTAIN.................     843,454    6.92%
TOTAL...................  12,187,097  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,909,586   89.52%
AGAINST.................     388,502    3.19%
ABSTAIN.................     889,009    7.29%
TOTAL...................  12,187,097  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  10,905,238  89.48%   336,515    2.76%   945,344    7.76%
3B. .................  10,905,199  89.48%   336,554    2.76%   945,344    7.76%
3C. .................  10,894,243  89.39%   347,510    2.85%   945,344    7.76%
3D. .................  10,864,360  89.15%   377,393    3.10%   945,344    7.76%
3E. .................  10,892,480  89.38%   349,273    2.87%   945,344    7.76%
3F. .................  10,875,315  89.24%   366,438    3.01%   945,344    7.76%
3G. .................  10,866,717  89.17%   375,036    3.08%   945,344    7.76%
3H. .................  10,879,211  89.27%   362,542    2.97%   945,344    7.76%
3I(i). ..............  10,893,042  89.38%   348,711    2.86%   945,344    7.76%
3I(ii). .............  10,892,031  89.37%   349,722    2.87%   945,344    7.76%
3I(iii). ............  10,898,547  89.43%   343,206    2.82%   945,344    7.76%
3I(iv). .............  10,893,828  89.39%   347,925    2.85%   945,344    7.76%
3I(v). ..............  10,893,828  89.39%   347,925    2.85%   945,344    7.76%
3I(vi). .............  10,890,301  89.36%   351,452    2.88%   945,344    7.76%
3I(vii). ............  10,889,042  89.35%   352,711    2.89%   945,344    7.76%
3I(viii). ...........  10,893,755  89.39%   347,998    2.86%   945,344    7.76%
3I(ix). .............  10,899,333  89.43%   342,420    2.81%   945,344    7.76%
3I(x). ..............  10,899,333  89.43%   342,420    2.81%   945,344    7.76%
3I(xi). .............  10,899,333  89.43%   342,420    2.81%   945,344    7.76%
3I(xii). ............  10,896,592  89.41%   345,161    2.83%   945,344    7.76%
3I(xiii). ...........  10,909,327  89.52%   332,426    2.73%   945,344    7.76%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,034,747   90.55%
AGAINST.................     235,770    1.93%
ABSTAIN.................     916,580    7.52%
TOTAL...................  12,187,097  100.00%

Capital Growth Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,630,330   89.87%
AGAINST.................     405,804    3.43%
ABSTAIN.................     792,754    6.70%
TOTAL...................  11,828,888  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,545,591   89.15%
AGAINST.................     474,312    4.01%
ABSTAIN.................     808,985    6.84%
TOTAL...................  11,828,888  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  10,540,789  89.11%   399,374    3.38%   888,725    7.51%
3B. .................  10,531,371  89.03%   408,792    3.46%   888,725    7.51%
3C. .................  10,538,320  89.09%   401,843    3.40%   888,725    7.51%
3D. .................  10,532,404  89.04%   407,759    3.45%   888,725    7.51%
3E. .................  10,539,383  89.10%   400,780    3.39%   888,725    7.51%
3F. .................  10,534,491  89.06%   405,672    3.43%   888,725    7.51%
3G. .................  10,522,752  88.96%   417,411    3.53%   888,725    7.51%
3H. .................  10,528,667  89.01%   411,496    3.48%   888,725    7.51%
3I(i). ..............  10,534,592  89.06%   405,571    3.43%   888,725    7.51%
3I(ii). .............  10,532,514  89.04%   407,649    3.45%   888,725    7.51%
3I(iii). ............  10,532,775  89.04%   407,388    3.44%   888,725    7.51%
3I(iv). .............  10,534,795  89.06%   405,368    3.43%   888,725    7.51%
3I(v). ..............  10,534,942  89.06%   405,221    3.43%   888,725    7.51%
3I(vi). .............  10,529,745  89.02%   410,418    3.47%   888,725    7.51%
3I(vii). ............  10,535,657  89.07%   404,506    3.42%   888,725    7.51%
3I(viii). ...........  10,536,127  89.07%   404,036    3.42%   888,725    7.51%
3I(ix). .............  10,536,163  89.07%   404,000    3.42%   888,725    7.51%
3I(x). ..............  10,535,992  89.07%   404,171    3.42%   888,725    7.51%
3I(xi). .............  10,536,249  89.07%   403,914    3.41%   888,725    7.51%
3I(xii). ............  10,536,153  89.07%   404,010    3.42%   888,725    7.51%
3I(xiii). ...........  10,541,990  89.12%   398,173    3.37%   888,725    7.51%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  10,696,920   90.43%
AGAINST.................     285,472    2.41%
ABSTAIN.................     846,496    7.16%
TOTAL...................  11,828,888  100.00%

Capital Income and Growth Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  6,620,618    88.84%
AGAINST.................    330,476     4.43%
ABSTAIN.................    501,607     6.73%
TOTAL...................  7,452,701   100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  6,665,453    89.44%
AGAINST.................    300,698     4.03%
ABSTAIN.................    486,550     6.53%
TOTAL...................  7,452,701   100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  6,710,597   90.04%   254,043    3.41%   488,061    6.55%
3B. .................  6,710,348   90.04%   254,292    3.41%   488,061    6.55%
3C. .................  6,703,616   89.95%   261,024    3.50%   488,061    6.55%
3D. .................  6,706,503   89.99%   258,137    3.46%   488,061    6.55%
3E. .................  6,707,785   90.00%   256,855    3.45%   488,061    6.55%
3F. .................  6,696,672   89.86%   267,968    3.60%   488,061    6.55%
3G. .................  6,703,089   89.94%   261,551    3.51%   488,061    6.55%
3H. .................  6,706,320   89.99%   258,320    3.47%   488,061    6.55%
3I(i). ..............  6,702,543   89.93%   262,097    3.52%   488,061    6.55%
3I(ii). .............  6,707,752   90.00%   256,888    3.45%   488,061    6.55%
3I(iii). ............  6,702,825   89.94%   261,815    3.51%   488,061    6.55%
3I(iv). .............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(v). ..............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(vi). .............  6,702,496   89.93%   262,144    3.52%   488,061    6.55%
3I(vii). ............  6,703,715   89.95%   260,925    3.50%   488,061    6.55%
3I(viii). ...........  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(ix). .............  6,707,752   90.00%   256,888    3.45%   488,061    6.55%
3I(x). ..............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(xi). .............  6,708,034   90.01%   256,606    3.44%   488,061    6.55%
3I(xii). ............  6,702,825   89.94%   261,815    3.51%   488,061    6.55%
3I(xiii). ...........  6,708,034   90.01%   256,606    3.44%   488,061    6.55%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  6,670,205    89.50%
AGAINST.................    301,630     4.05%
ABSTAIN.................    480,866     6.45%
TOTAL...................  7,452,701   100.00%

Growth Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  14,895,816   91.72%
AGAINST.................     541,540    3.33%
ABSTAIN.................     803,683    4.95%
TOTAL...................  16,241,039  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  14,804,165   91.16%
AGAINST.................     634,137    3.90%
ABSTAIN.................     802,737    4.94%
TOTAL...................  16,241,039  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  14,793,159  91.09%   555,808    3.42%   892,072    5.49%
3B. .................  14,789,499  91.06%   559,468    3.44%   892,072    5.49%
3C. .................  14,790,192  91.07%   558,775    3.44%   892,072    5.49%
3D. .................  14,772,975  90.96%   575,992    3.55%   892,072    5.49%
3E. .................  14,787,626  91.05%   561,341    3.46%   892,072    5.49%
3F. .................  14,761,844  90.89%   587,123    3.62%   892,072    5.49%
3G. .................  14,757,964  90.87%   591,003    3.64%   892,072    5.49%
3H. .................  14,761,461  90.89%   587,506    3.62%   892,072    5.49%
3I(i). ..............  14,771,461  90.95%   577,506    3.56%   892,072    5.49%
3I(ii). .............  14,775,676  90.98%   573,291    3.53%   892,072    5.49%
3I(iii). ............  14,776,563  90.98%   572,404    3.52%   892,072    5.49%
3I(iv). .............  14,779,578  91.00%   569,389    3.51%   892,072    5.49%
3I(v). ..............  14,782,407  91.02%   566,560    3.49%   892,072    5.49%
3I(vi). .............  14,778,607  91.00%   570,360    3.51%   892,072    5.49%
3I(vii). ............  14,784,662  91.03%   564,305    3.47%   892,072    5.49%
3I(viii). ...........  14,784,304  91.03%   564,663    3.48%   892,072    5.49%
3I(ix). .............  14,786,029  91.04%   562,938    3.47%   892,072    5.49%
3I(x). ..............  14,786,029  91.04%   562,938    3.47%   892,072    5.49%
3I(xi). .............  14,784,919  91.03%   564,048    3.47%   892,072    5.49%
3I(xii). ............  14,782,977  91.02%   565,990    3.48%   892,072    5.49%
3I(xiii). ...........  14,789,803  91.06%   559,164    3.44%   892,072    5.49%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  15,002,311   92.38%
AGAINST.................     370,883    2.28%
ABSTAIN.................     867,845    5.34%
TOTAL...................  16,241,039  100.00%

High Income Fund



Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,564,156   91.75%
AGAINST.................     385,038    3.05%
ABSTAIN.................     655,439    5.20%
TOTAL...................  12,604,633  100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,551,119   91.64%
AGAINST.................     367,058    2.91%
ABSTAIN.................     686,456    5.45%
TOTAL...................  12,604,633  100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  11,648,084  92.41%   269,758    2.14%   686,791    5.45%
3B. .................  11,648,084  92.41%   269,758    2.14%   686,791    5.45%
3C. .................  11,644,985  92.39%   272,857    2.16%   686,791    5.45%
3D. .................  11,642,623  92.37%   275,219    2.18%   686,791    5.45%
3E. .................  11,648,084  92.41%   269,758    2.14%   686,791    5.45%
3F. .................  11,646,949  92.40%   270,893    2.15%   686,791    5.45%
3G. .................  11,639,174  92.34%   278,668    2.21%   686,791    5.45%
3H. .................  11,642,739  92.37%   275,103    2.18%   686,791    5.45%
3I(i). ..............  11,650,689  92.43%   267,153    2.12%   686,791    5.45%
3I(ii). .............  11,644,459  92.38%   273,383    2.17%   686,791    5.45%
3I(iii). ............  11,645,635  92.39%   272,207    2.16%   686,791    5.45%
3I(iv). .............  11,646,542  92.40%   271,300    2.15%   686,791    5.45%
3I(v). ..............  11,649,225  92.42%   268,617    2.13%   686,791    5.45%
3I(vi). .............  11,649,225  92.42%   268,617    2.13%   686,791    5.45%
3I(vii). ............  11,648,802  92.42%   269,040    2.13%   686,791    5.45%
3I(viii). ...........  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(ix). .............  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(x). ..............  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(xi). .............  11,651,308  92.44%   266,534    2.11%   686,791    5.45%
3I(xii). ............  11,649,225  92.42%   268,617    2.13%   686,791    5.45%
3I(xiii). ...........  11,651,308  92.44%   266,534    2.11%   686,791    5.45%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  11,826,369   93.83%
AGAINST.................     190,649    1.51%
ABSTAIN.................     587,615    4.66%
TOTAL...................  12,604,633  100.00%

Municipal Income Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  4,210,871    91.33%
AGAINST.................     94,439     2.05%
ABSTAIN.................    305,069     6.62%
TOTAL...................  4,610,379   100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  4,154,796    90.12%
AGAINST.................    128,272     2.78%
ABSTAIN.................    327,311     7.10%
TOTAL...................  4,610,379   100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3B. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3C. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3D. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3E. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3F. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3G. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3H. .................  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(i). ..............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(ii). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(iii). ............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(iv). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(v). ..............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(vi). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(vii). ............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(viii). ...........  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(ix). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(x). ..............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(xi). .............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(xii). ............  4,172,540   90.50%    96,931    2.10%   340,908    7.39%
3I(xiii). ...........  4,172,540   90.50%    96,931    2.10%   340,908    7.39%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  4,137,428    89.75%
AGAINST.................    106,685     2.31%
ABSTAIN.................    366,266     7.94%
TOTAL...................  4,610,379   100.00%

Quality Income Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  8,744,290    91.04%
AGAINST.................    275,788     2.87%
ABSTAIN.................    585,054     6.09%
TOTAL...................  9,605,132   100.00%

Vote 2.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  8,747,045    91.07%
AGAINST.................    232,637     2.42%
ABSTAIN.................    625,450     6.51%
TOTAL...................  9,605,132   100.00%

Vote 3.
                      Shares Voted   %    Shares Voted   %   Shares Voted   %
                          FOR      Voted    AGAINST    Voted   ABSTAIN    Voted
                      ----------- ---- ---------- --- ---------- ----
3A. .................  8,749,090   91.09%   202,285    2.11%   653,756    6.81%
3B. .................  8,747,677   91.07%   203,698    2.12%   653,756    6.81%
3C. .................  8,746,448   91.06%   204,927    2.13%   653,756    6.81%
3D. .................  8,741,284   91.01%   210,091    2.19%   653,756    6.81%
3E. .................  8,741,944   91.01%   209,431    2.18%   653,756    6.81%
3F. .................  8,734,969   90.94%   216,406    2.25%   653,756    6.81%
3G. .................  8,744,549   91.04%   206,826    2.15%   653,756    6.81%
3H. .................  8,742,143   91.02%   209,232    2.18%   653,756    6.81%
3I(i). ..............  8,741,828   91.01%   209,547    2.18%   653,756    6.81%
3I(ii). .............  8,743,750   91.03%   207,625    2.16%   653,756    6.81%
3I(iii). ............  8,744,064   91.04%   207,311    2.16%   653,756    6.81%
3I(iv). .............  8,743,750   91.03%   207,625    2.16%   653,756    6.81%
3I(v). ..............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(vi). .............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(vii). ............  8,749,206   91.09%   202,169    2.10%   653,756    6.81%
3I(viii). ...........  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(ix). .............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(x). ..............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(xi). .............  8,749,206   91.09%   202,169    2.10%   653,756    6.81%
3I(xii). ............  8,749,598   91.09%   201,777    2.10%   653,756    6.81%
3I(xiii). ...........  8,749,771   91.09%   201,604    2.10%   653,756    6.81%

Vote 4.
                 Shares Voted % Voted % of Total
                 ----------- ----- ---------
FOR.............  8,846,098    92.10%   55.16%
AGAINST.........    197,970     2.06%    1.23%
ABSTAIN.........    561,064     5.84%    3.50%
TOTAL...........  9,605,132   100.00%   59.89%

Short-Duration Income Fund

Vote 1.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  7,510,210    76.92%
AGAINST.................  1,529,577    15.66%
ABSTAIN.................    724,797     7.42%
TOTAL...................  9,764,584   100.00%

Vote 2.--N/A

Vote 3.
                     Shares Voted   %    Shares Voted   %    Shares Voted   %
                         FOR      Voted    AGAINST    Voted    ABSTAIN    Voted
                     ----------- ---- ---------- ---- ---------- ----
3A. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3B. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3C. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3D. ................  7,502,468   76.83%  1,509,258   15.46%   752,858    7.71%
3E. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3F. ................  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3G. ................  7,504,493   76.85%  1,507,233   15.44%   752,858    7.71%
3H. ................  7,508,794   76.90%  1,502,932   15.39%   752,858    7.71%
3I(i). .............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(ii). ............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(iii). ...........  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(iv). ............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(v). .............  7,503,748   76.85%  1,507,978   15.44%   752,858    7.71%
3I(vi). ............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(vii). ...........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(viii). ..........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(ix). ............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(x). .............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(xi). ............  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(xii). ...........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%
3I(xiii). ..........  7,510,074   76.91%  1,501,652   15.38%   752,858    7.71%

Vote 4.
                         Shares Voted % Voted
                         ----------- ------
FOR.....................  7,490,714    76.71%
AGAINST.................  1,520,990    15.58%
ABSTAIN.................    752,880     7.71%
TOTAL...................  9,764,584   100.00%

In addition, Capital Income and Growth Fund, Municipal Income Fund and Short-Duration Income Fund shareholders voted to approve a Plan of Reorganization whereby each Fund will transfer all of its assets and have its identified lia-bilities assumed by another Evergreen fund in exchange for shares of the ac-quiring Evergreen fund as follows:

         Acquired Fund                         Acquiring Fund
    Capital Income and                  Capital Balanced Fund
    Growth Fund                         Evergreen Municipal Bond
    Municipal Income Fund               Fund
    Short-Duration Income               Evergreen Short-Intermedi-
    Fund                                ate Bond Fund

The shareholders of Capital Income and Growth Fund, Municipal Income Fund and Short-Duration Income Fund voted to approve the Plan of Reorganization during the meetings held on October 22, 1999, October 15, 1999 and October 29, 1999, respectively.

For Capital Income and Growth Fund and Municipal Income Fund this vote was des-ignated as vote number 4 and for Short-Duration Income Fund this vote was des-ignated as vote number 3 on the shareholders' voting cards. The results of the vote were as follows:

Capital Income and Growth Fund

Vote
                      Shares Voted % of Voted
                      ----------- ---------
FOR..................  6,756,644     90.66%
AGAINST..............    230,077      3.09%
ABSTAIN..............    465,980      6.25%
TOTAL................  7,452,701    100.00%

Municipal Income Fund

Vote
                      Shares Voted % of Voted
                      ----------- ---------
FOR..................  4,155,092     90.12%
AGAINST..............     87,960      1.91%
ABSTAIN..............    367,327      7.97%
TOTAL................  4,610,379    100.00%

Short-Duration Income Fund

Vote
                      Shares Voted % of Voted
                      ----------- ---------
FOR..................  7,514,233     76.96%
AGAINST..............  1,524,681     15.61%
ABSTAIN..............    725,670      7.43%
TOTAL................  9,764,584    100.00%

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

FEDERAL TAX STATUS OF DISTRIBUTIONS

Pursuant to section 852 of the Internal Revenue code, the Funds have designated the following amounts as long-term capital gain distributions for the fiscal year ended September 30, 1999:

                                                            Aggregate  Per Share
                                                           ---------- --------
Capital Balanced Fund..................................... $   755,106  $0.050
Capital Growth Fund.......................................  27,486,789   2.630
Capital Income and Growth Fund............................   9,316,482   0.980
Growth Fund...............................................  19,038,170   0.560
Short-Duration Income Fund................................      70,058   0.005

For corporate shareholders, the following percentages of ordinary income divi-dends paid during the fiscal year ended September 30, 1999 qualified for the dividends received deduction:

Capital Balanced Fund.................................................... 39.61%
Capital Income and Growth Fund........................................... 27.10

For the fiscal year ended September 30, 1999, the percentage representing the portion of distributions from net investment income exempt form Federal income taxes, other than alternative minimum tax, for Municipal Income Fund is 98.45%

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Municipal Income Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund
High Income Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Capital Income and Growth Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com
28585                                                              551386  11/99

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                                                       -------------

                        Evergreen High Yield Bond Fund
                              Pro Forma Combining
                            Schedule of Investments
                         October 31, 1999 (Unaudited)


                                                        High Yield Fund           High Income Fund            Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
CORPORATE BONDS                              80.9%
Advertising & Related Services                0.3%
     Ackerley Group, Inc.,
     Sr. Sub. Note,
     9.00%, 1/15/2009                                                            $2,000,000    $1,935,000   $2,000,000   $1,935,000
                                                                                             ------------               -----------


Aerospace & Defense                           1.0%
     Atlas Air, Inc.,
     Sr. Note,:
     9.375%, 11/15/2006                                                           1,250,000     1,162,500    1,250,000    1,162,500
     10.75%, 8/1/2005                                                             1,350,000     1,343,250    1,350,000    1,343,250
     Compass Aerospace Corp.,
     Sr. Sub. Note
     10.125%, 4/15/2005(d)                                                        2,250,000     1,766,250    2,250,000    1,766,250
     K & F Inds., Inc.,
     Sr. Sub. Note, Ser. B,
     9.25%, 10/15/2007                                                            2,000,000     1,915,000    2,000,000    1,915,000
                                                                                             ------------               -----------
                                                                                                6,187,000                 6,187,000

Automotive Equipment & Manufacturing          2.7%
     Budget Group, Inc.,
     Sr. Note,
     9.125%, 4/1/2006                                                             2,000,000     1,740,000    2,000,000    1,740,000
     Eagle Picher Industries, Inc.,
     Sr. Notes (Subord.),
     9.375%, 3/1/2008 (i)                             $3,750,000    $3,206,250                               3,750,000    3,206,250
     Exide Corp.,
     Sr. Notes (Subord.),
     2.90%, 12/15/2005 (d)                             5,833,000     3,033,160                               5,833,000    3,033,160
     Hayes Wheels Int'l., Inc.,
     Sr. Sub. Note, Ser. B,
     9.125%, 7/15/2007                                                            1,500,000     1,440,000    1,500,000    1,440,000
     Oxford Automotive, Inc.,
     Sr. Sub. Note,
     10.125%, 6/15/2007                                4,000,000     3,620,000    2,000,000     1,810,000    6,000,000    5,430,000
     Universal Compression, Inc.,
     Sr. Note,
     9.875%, 2/15/2008                                                            2,000,000     1,250,000    2,000,000    1,250,000
                                                                  ------------               ------------               -----------
                                                                     9,859,410                  6,240,000                16,099,410

Building, Construction & Furnishings         0.8%
     Cathay Int'l., Ltd.,
     Sr. Note
     13.00%, 4/15/2008 (d)                                                        1,000,000       495,000    1,000,000      495,000
     Del Webb Corp.,
     Sr. Debs. (Subord.),
     9.375%, 5/1/2009 (i)                              2,500,000     2,112,500                               2,500,000    2,112,500
     Schuler Homes, Inc.,
     Sr. Note,
     9.00%, 4/15/2008                                                               750,000       656,250      750,000      656,250
     Splitrock Services, Inc.,
     Sr. Note, Ser. B,
     11.75%, 7/15/2008                                                            2,000,000     1,855,000    2,000,000    1,855,000
                                                                  ------------               ------------               -----------
                                                                     2,112,500                  3,006,250                 5,118,750

Cable / Other Video Distribution             2.4%
     Adelphia Communications Corp.,
     Sr. Notes, Ser. B,
     10.50%, 7/15/2004                                   750,000       787,500                                 750,000      787,500
     Classic Cable, Inc.,
     Sr. Sub. Note,
     9.375%, 8/1/2009 (d)                                                         1,000,000       970,000    1,000,000      970,000

                                                        High Yield Fund           High Income Fund           Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     Pegasus Communications Corp.,
     Sr. Notes, Ser. B,
     9.625%, 10/15/2005 (i)                            5,000,000     4,875,000                               5,000,000    4,875,000
     Telewest Communications Plc,
     Sr. Notes (Disc.), Step Bond,
     (Eff. Yield 8.49%),
     0.00%, 4/15/2009 (c)(d)                           2,850,000     1,767,000                               2,850,000    1,767,000
     United International Holdings, Inc.,
     Sr. Disc. Notes, Step Bond, Ser. B,
     (Eff. Yield 9.29%) (c),
     0.00%, 2/15/2008                                 10,500,000     6,011,250                              10,500,000    6,011,250
                                                                  ------------               ------------               -----------
                                                                    13,440,750                    970,000                14,410,750

Chemical & Agricultural Products              1.4%
     Agriculture Minerals & Chemicals,
     Sr. Note,
     10.75%, 9/30/2003                                                            3,000,000     1,710,000    3,000,000    1,710,000
     Huntsman ICI Chemicals, Inc.,
     Sr. Sub. Note
     10.125%, 7/1/2009 (d)                                                        1,700,000     1,700,000    1,700,000    1,700,000
     Lyondell Chemical Co.,
     Sr. Secd. Notes, Ser. A,
     9.625%, 5/1/2007 (i)                              5,250,000     5,223,750                               5,250,000    5,223,750
                                                                  ------------               ------------               -----------
                                                                     5,223,750                  3,410,000                 8,633,750

Commercial Services                           0.8%
     AEP Industries,
     Sr. Sub. Note,
     9.875%, 11/15/2007                                                           1,000,000       960,000    1,000,000      960,000
     Biovail Corp. Int'l.,
     Sr. Note,
     10.875%, 11/15/2005                                                          2,600,000     2,749,500    2,600,000    2,749,500
     Group Maintenance America Corp.,
     Sr. Sub. Note,
     9.75%, 1/15/2009                                                             1,250,000     1,192,188    1,250,000    1,192,188
                                                                                             ------------               -----------
                                                                                                4,901,688                 4,901,688

Communication Systems & Services              5.7%
     Cadmus Communications Corp.,
     Sr. Sub. Note,
     9.75%, 6/1/2009                                                              1,000,000     1,001,250    1,000,000    1,001,250
     Capstar Broadcasting Partners,
     Sr. Disc. Note,
     12.75%, 2/1/2009                                                             1,000,000       882,500    1,000,000      882,500
     Century Communications Corp.,
     Sr. Disc. Note, Step Bond
     (effective yield 8.85%)
     0.00%, 1/15/2008 (c)                                                         4,000,000     1,760,000    4,000,000    1,760,000
     Chancellor Media Corp.,
     Sr. Sub. Note,
     9.00%, 10/1/2008                                                             1,500,000     1,541,250    1,500,000    1,541,250
     Charter Communications Holdings
     Sr. Note,
     8.625%, 4/1/2009 (d)                                                         1,200,000     1,140,000    1,200,000    1,140,000
     Citadel Broadcasting Co.,
     Sr. Sub. Note,
     9.25%, 11/15/2008                                                              400,000       399,000      400,000      399,000
     Crown Castle Int'l. Corp.,
     Sr. Disc. Note, Step Bond
     (effective yield 10.74%)
     0.00%, 11/15/2007 (c)                                                        1,500,000     1,087,500    1,500,000    1,087,500
     Diamond Cable Communications,
     Sr. Disc. Note, Step Bond
     (effective yield 10.29%)
     0.00%, 12/15/2005 (c)                                                        1,500,000     1,376,250    1,500,000    1,376,250
     Dura Operating Corp.,
     Sr. Sub. Note,
     9.00%, 5/1/2009 (d)                                                          2,000,000     1,855,000    2,000,000    1,855,000
     Frontiervision Holding, LP,
     Sr. Disc. Note,

                                                        High Yield Fund           High Income Fund            Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     (effective yield 9.98%)
     0.00%, 9/15/2007 (c)                                                         1,000,000       870,000    1,000,000      870,000
     Sr. Disc. Note, Step Bond
     (effective yield 9.98%)
     0.00%, 9/15/2007 (c)                                                         1,175,000       998,750    1,175,000      998,750
     Intermedia Communications, Inc.,
     Sr. Disc. Note, Step Bond
     (effective yield 11.08%)
     0.00%, 5/15/2006 (c)                                                         3,500,000     2,852,500    3,500,000    2,852,500
     Level 3 Communications, Inc.,:
     Sr. Disc. Note, Step Bond
     (effective yield 10.58%)
     0.00%, 12/1/2008 (c)                                                         2,000,000     1,180,000    2,000,000    1,180,000
     Sr. Note,
     9.125%, 5/1/2008                                                             1,500,000     1,406,250    1,500,000    1,406,250
     Metronet Communications Corp.,
     Sr. Disc. Note, Step Bond
     (effective yield 9.87%)
     0.00%, 6/15/2008 (c)                                                         1,500,000     1,173,750    1,500,000    1,173,750
     Microcell Telecommunications, Inc.,
     Sr. Disc. Note, Step Bond, Ser. B,
     (effective yield 11.42%)
     0.00%, 6/1/2006 (c)                                                          2,800,000     2,310,000    2,800,000    2,310,000
     Nextel Communications, Inc.,:
     Sr. Disc. Note, Step Bond,
     (effective yield 10.67%)
     0.00%, 9/15/2007 (c)                                                         2,000,000     1,510,000    2,000,000    1,510,000
     Sr. Secd. Note,
     12.00%, 11/1/2008                                                            1,000,000     1,115,000    1,000,000    1,115,000
     Nextlink Communications, Inc.,
     Sr. Note,
     10.75%, 6/1/2009                                                             2,450,000     2,511,250    2,450,000    2,511,250
     Northland Cable Television, Inc.,
     Sr. Sub. Note,
     10.25%, 11/15/2007                                                             700,000       698,250      700,000      698,250
     NTL Communications Corp.,
     Sr. Disc. Note, Step Bond,
     (effective yield 11.09%)
     0.00%, 10/1/2008 (c)                                                         2,000,000     1,340,000    2,000,000    1,340,000
     Startec Global Communications Corp.,
     Sr. Note,
     12.00%, 5/15/2008                                                            2,000,000     1,630,000    2,000,000    1,630,000
     Tenneco, Inc.,
     Sr. Sub. Note,
     11.625%, 10/15/2009                                                          1,400,000     1,410,500    1,400,000    1,410,500
     US Unwired, Inc.,
     Sr. Sub. Note,
     (effective yield 13.36%)
     0.00%, 11/1/2009                                                             1,000,000       540,000    1,000,000      540,000
     Worldwide Fiber, Inc.:
     Sr. Note,
     12.50%, 12/15/2005                                                           1,000,000     1,027,500    1,000,000    1,027,500
     12.00%, 8/1/2009 (d)                                                         1,000,000     1,005,000    1,000,000    1,005,000
                                                                                             ------------               -----------
                                                                                               34,621,500                34,621,500

Consumer Products & Services                  4.2%
     Affinity Group Hldg., Inc.,
     Sr. Notes,
     11.00%, 4/1/2007                                  4,000,000     3,905,000                               4,000,000    3,905,000
     Amazon.com, Inc.,
     Sr. Disc. Note, Step Bond,
     (effective yield 10.08%)
     0.00%, 5/1/2008 (c)                                                          1,985,000     1,300,175    1,985,000    1,300,175
     Decision One Holdings Corp.,
     Sr. Disc. Note, Step Bond,
     (effective yield 12.11%)
     0.00%, 8/1/2008 (c)                                                          1,500,000        11,250    1,500,000       11,250
     Nationsrent, Inc.,
     Sr. Sub. Note,
     10.375%, 12/15/2008                                                          2,000,000     1,935,000    2,000,000    1,935,000

                                                        High Yield Fund           High Income Fund            Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     Outsourcing Services Group, Inc.,
     Sr. Sub. Note, Ser. B,
     10.875%, 3/1/2006                                                            1,150,000     1,029,250    1,150,000    1,029,250
     Pantry, Inc.,
     Gtd. Note,
     10.25%, 10/15/2007                                                           2,500,000     2,387,500    2,500,000    2,387,500
     Pinnacle Holdings, Inc.,
     Sr. Disc. Note, Step Bond,
     (effective yield 10.10%)
     0.00%, 3/15/2008 (c)                                                         2,000,000     1,220,000    2,000,000    1,220,000
     Premier Graphics, Inc.,
     Sr. Gtd. Note,
     11.50%, 12/1/2005                                                            2,500,000     2,325,000    2,500,000    2,325,000
     Sleepmaster, LLC,
     Sr. Sub. Note
     11.00%, 5/15/2009 (d)                                                        2,000,000     1,990,000    2,000,000    1,990,000
     Unicco Service Co.,
     Sr. Notes (Subord.), Ser. B,
     9.875%, 10/15/2007                                5,000,000     4,525,000                               5,000,000    4,525,000
     Verio, Inc.:
     Sr. Note,
     10.375%, 4/1/2005                                                            1,500,000     1,515,000    1,500,000    1,515,000
     11.25%, 12/1/2008                                                            1,000,000     1,050,000    1,000,000    1,050,000
     Weight Watchers Int'l., Inc.,
     Sr. Sub. Note
     13.00%, 10/1/2009 (d)                                                        2,400,000     2,460,000    2,400,000    2,460,000
                                                                  ------------               ------------              ------------
                                                                     8,430,000                 17,223,175                25,653,175

Diversified Companies                         0.5%
     Blount, Inc.,
     Sr. Note
     13.00%, 8/1/2009 (d)                                                        1,000,000     1,027,500    1,000,000    1,027,500
     Pioneer Amers Acquisition Corp.,
     Sr. Secd. Note, Ser. B,
     9.25%, 6/15/2007                                                             2,450,000     1,923,250    2,450,000    1,923,250
                                                                                             ------------              ------------
                                                                                                2,950,750                 2,950,750

Education                                     0.2%
     La Petite Academy, Inc.,
     Sr. Note, Ser. B,
     10.00%, 5/15/2008                                                            1,250,000       993,750    1,250,000      993,750
                                                                                             ------------              ------------


Electrical Equipment & Services               0.1%
     Integrated Electrical Services,
     Sr. Sub. Note,
     9.375%, 2/1/2009                                                               500,000       485,000      500,000      485,000
                                                                                             ------------              ------------


Electronic Equipment & Services               0.3%
     Fairchild Semiconductor Corp.,
     Sr. Sub. Note,
     10.375%, 10/1/2007 (d)                                                       2,000,000     2,002,500    2,000,000    2,002,500
                                                                                             ------------              ------------


Finance & Insurance                           0.8%
     Aetna Inds., Inc.,
     Sr. Note,
     11.875%, 10/1/2006                                                           1,500,000     1,676,250    1,500,000    1,676,250
     Asat Finance, LLC,
     Sr. Gtd. Note,
     12.50%, 11/1/2006                                                            2,000,000     2,000,000    2,000,000    2,000,000
     Contifinancial Corp.,
     Sr. Notes,
     8.375%, 8/15/2003                                 5,000,000     1,012,500                               5,000,000    1,012,500
                                                                  ------------               ------------              ------------
                                                                     1,012,500                  3,676,250                 4,688,750

Food & Beverage Products                      3.7%
     AFC Enterprises, Inc.,
     Sr. Notes (Subord.),

                                                        High Yield Fund           High Income Fund           Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     10.25%, 5/15/2007                                 4,350,000     4,328,250                               4,350,000    4,328,250
     Agrilink Foods, Inc.,
     Sr. Sub. Note,
     11.875%, 11/1/2008                                                           2,500,000     2,200,000    2,500,000    2,200,000
     Aurora Foods, Inc.,
     Sr. Notes (Subord.), Ser. D,
     9.875%, 2/15/2007                                 5,000,000     5,125,000                               5,000,000    5,125,000
     Del Monte Corp.,
     Sr. Sub. Note,
     (effective yield 10.51%)
     12.25%, 4/15/2007 (c )                                                       2,000,000     2,205,000    2,000,000    2,205,000
     Luiginos, Inc.,
     Sr. Sub. Note,
     10.00%, 2/1/2006                                                             1,500,000     1,387,500    1,500,000    1,387,500
     Sun World Int'l., Inc.,
     1st Mtge. Notes, Ser. B,
     11.25%, 4/15/2004                                 5,000,000     5,043,750                               5,000,000    5,043,750
     Vlasic Foods Int'l., Inc.,
     Sr. Sub. Note,
     10.25%, 7/1/2009 (d)                                                         2,000,000     1,890,000    2,000,000    1,890,000
                                                                  ------------               ------------              ------------
                                                                    14,497,000                  7,682,500                22,179,500

Forest Products                               0.2%
     Tembec Inds., Inc.,
     Guaranteed,
     8.625%, 6/30/2009                                 1,000,000       990,000                               1,000,000      990,000
                                                                  ------------                                         ------------


Gaming                                        5.2%
     Ameristar Casinos, Inc.,
     Sr. Notes (Subord.), Ser. B,
     10.50%, 8/1/2004                                  4,000,000     4,000,000                               4,000,000    4,000,000
     Argosy Gaming Co.,
     Sr. Sub. Note,
     10.75%, 6/1/2009 (d)                              2,000,000     2,067,500    2,375,000     2,455,156    4,375,000    4,522,656
     Boyd Gaming Corp.,
     Sr. Notes (Subord.),
     9.50%, 7/15/2007 (i)                              4,000,000     3,895,000                               4,000,000    3,895,000
     Coast Hotels & Casinos, Inc.,
     Sr. Sub. Note,
     9.50%, 4/1/2009                                                              2,000,000     1,872,500    2,000,000    1,872,500
     Hollywood Casino Corp.,
     Sr. Secd. Note,
     11.25%, 5/1/2007  (d)                                                        1,900,000     1,914,250    1,900,000    1,914,250
     Hollywood Park, Inc.:
     Sr. Notes (Subord.), Ser. B,
     9.25%, 2/15/2007 (i)                              2,325,000     2,261,062                               2,325,000    2,261,062
     Sr. Sub. Note, Ser. B,
     9.50%, 8/1/2007                                                              2,225,000     2,152,687    2,225,000    2,152,687
     Isle Capri Casinos, Inc.,
     Sr. Sub. Note,
     8.75%, 4/15/2009                                  2,325,000     2,109,938    2,125,000     1,928,438    4,450,000    4,038,376
     Lady Luck Gaming Finance Corp.,
     11.875%, 3/1/2001                                                            2,350,000     2,361,750    2,350,000    2,361,750
     Majestic Star Casino, LLC,
     Sr. Secd. Note,
     10.875%, 7/1/2006 (d)                                                        1,500,000     1,432,500    1,500,000    1,432,500
     Premier Parks, Inc.,:
     Sr. Disc. Note, Step Bond,
     (effective yield 9.55%)
     0.00%, 4/1/2008 (d)                                                          3,000,000     1,987,500    3,000,000    1,987,500
     Sr. Note,
     9.75%, 6/15/2007                                                             1,000,000       985,000    1,000,000      985,000
                                                                  ------------               ------------              ------------
                                                                    14,333,500                 17,089,781                31,423,281

Hospitals/Nursing Homes/Healthcare            2.2%
     Lifepoint Hospitals Holdings, Inc.,
     Sr. Sub. Note
     10.75%, 5/15/2009 (d)                             4,000,000     3,950,000    1,400,000     1,382,500    5,400,000    5,332,500

                                                        High Yield Fund           High Income Fund            Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     Oxford Health Plans, Inc.,
     Sr. Note,
     11.00%, 5/15/2005 (d)                                                        2,500,000     2,362,500    2,500,000    2,362,500
     Tenet Healthcare Corp.,
     Sr. Sub. Note,
     8.625%, 1/15/2007                                                            2,500,000     2,340,625    2,500,000    2,340,625
     Triad Hospitals Holdings,
     11.00%, 5/15/2009                                                            2,000,000     1,970,000    2,000,000    1,970,000
     Unilab Fin. Corp.,
     Sr. Notes (Subord.),
     12.75%, 10/1/2009 (d)                             1,500,000     1,509,375                               1,500,000    1,509,375
                                                                  ------------               ------------              ------------
                                                                     5,459,375                  8,055,625                13,515,000

Industrial Specialty Products & Services      0.8%
     American Plumbing & Mechanical Co.,
     Sr. Sub. Note
     11.625%, 10/15/2008 (d)                                                      1,000,000       916,250    1,000,000      916,250
     Hydrochemical Industrial Services, Inc.,
     Sr. Sub. Note, Ser. B,
     10.375%, 8/1/2007                                                            1,000,000       875,000    1,000,000      875,000
     Intersil Corp.,
     Sr. Sub. Note,
     13.25%, 8/15/2009                                                            1,000,000     1,065,000    1,000,000    1,065,000
     Muzak LLC/Muzak Finance Corp.,
     Sr. Sub. Note
     9.875%, 3/15/2009 (d)                                                        2,000,000     1,930,000    2,000,000    1,930,000
                                                                                             ------------              ------------
                                                                                                4,786,250                 4,786,250

Iron & Steel                                  0.9%
     Ucar Global Enterprises, Inc.,
     Sr. Sub. Note,
     12.00%, 1/15/2005                                                            1,500,000     1,567,500    1,500,000    1,567,500
     WHX Corp.,
     Sr. Notes,
     10.50%, 4/15/2005  (i)                            4,000,000     3,820,000                               4,000,000    3,820,000
                                                                  ------------               ------------              ------------
                                                                     3,820,000                  1,567,500                 5,387,500

Lease Rental Obligations                      1.2%
     Budget Group, Inc.,
     Sr. Notes,
     9.125%, 4/1/2006  (i)                             4,000,000     3,480,000                               4,000,000    3,480,000
     United Rentals, Inc.,
     Ser. B,
     9.25%, 1/15/2009 (i)                              4,000,000     3,700,000                               4,000,000    3,700,000
                                                                  ------------                                         ------------
                                                                     7,180,000                                            7,180,000

Leisure & Tourism                             1.1%
     Outboard Marine Corp.,
     Ser. B,
     10.75%, 6/1/2008 (i)                              3,000,000     2,175,000                               3,000,000    2,175,000
     Premier Cruise Ltd.,
     Sr. Notes,
     11.00%, 3/15/2008 (d) (f)                         5,000,000       725,000                               5,000,000      725,000
     Premier Parks, Inc.,
     Sr. Notes (Disc.), Step Bond,
     (Eff. Yield 8.43%) (c),
     0.00%, 4/1/2008                                   5,500,000     3,643,750                               5,500,000    3,643,750
                                                                  ------------                                         ------------
                                                                     6,543,750                                            6,543,750

Machinery - Diversified                       0.6%
     Terex Corp.,
     Sr. Sub. Note,
     8.875%, 4/1/2008                                                             2,000,000     1,860,000    2,000,000    1,860,000
     W.R. Carpenter North America, Inc.,
     Sr. Sub. Note,
     10.625%, 6/15/2007                                                           2,000,000     1,490,000    2,000,000    1,490,000
                                                                                             ------------              ------------
                                                                                                3,350,000                 3,350,000

Manufacturing - Distributing                  2.4%

                                                        High Yield Fund           High Income Fund            Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     Decora Inds., Inc.,
     Sr. Secd. Note,
     11.00%, 5/1/2005                                                             2,000,000     1,750,000    2,000,000    1,750,000
     Delta Mills, Inc.,
     Sr. Note, Ser. B,
     9.625%, 9/1/2007                                                             1,500,000     1,132,500    1,500,000    1,132,500
     Holley Performance Products, Inc.,
     Sr. Notes,
     12.25%, 9/15/2007 (d)                             4,000,000     3,780,000                               4,000,000    3,780,000
     Tekni-Plex, Inc.,
     Sr. Sub. Note, Ser. B,
     11.25%, 4/1/2007                                                             2,500,000     2,637,500    2,500,000    2,637,500
     Transdigm, Inc.,
     Sr. Notes (Subord.),
     10.375%, 12/1/2008                                4,000,000     3,690,000                               4,000,000    3,690,000
     Venture Holdings Trust,
     Sr. Note
     11.00%, 6/1/2007 (d)                                                         1,475,000     1,423,375    1,475,000    1,423,375
                                                                  ------------               ------------              ------------
                                                                     7,470,000                  6,943,375                14,413,375

Metals & Mining                               0.9%
     Acme Metals, Inc.,
     Sr. Notes,
     10.875%, 12/15/2007 (f)                           5,000,000       925,000                               5,000,000      925,000
     Kaiser Aluminum & Chemical Corp.,
     Sr. Notes (Subord.),
     12.75%, 2/1/2003 (i)                              4,000,000     3,900,000                               4,000,000    3,900,000
     NSM Steel, Inc.,
     Sr. Mtge. Notes,
     12.00%, 2/1/2006 (d)(f)                           5,000,000       325,000                               5,000,000      325,000
                                                                  ------------                                         ------------
                                                                     5,150,000                                            5,150,000

Oil / Energy                                  6.1%
     Benton Oil & Gas Co.,
     Sr. Notes,
     9.375%, 11/1/2007                                 4,000,000     2,600,000                               4,000,000    2,600,000
     Canadian Forest Oil Ltd.,
     Sr. Sub. Note,
     8.75%, 9/15/2007                                                             1,000,000       960,000    1,000,000      960,000
     Cross Timbers Oil Co.,
     Sr. Sub. Note, Ser. B:
     8.75%, 11/1/2009                                                             1,120,000     1,071,000    1,120,000    1,071,000
     9.25%, 4/1/2007                                                              1,000,000       986,250    1,000,000      986,250
     Energy Corp. of America,
     Sr. Notes (Subord.), Ser. A,
     9.50%, 5/15/2007 (i)                              4,750,000     2,398,750                               4,750,000    2,398,750
     Eott Energy Partners, LP,
     Sr. Note,
     11.00%, 10/1/2009                                                            2,100,000     2,157,750    2,100,000    2,157,750
     Forest Oil Corp.,
     Sub. Gtd. Note,
     10.50%, 1/15/2006                                                            1,500,000     1,537,500    1,500,000    1,537,500
     Giant Industries, Inc.,
     Sr. Notes (Subord.),
     9.00%, 9/1/2007                                   4,850,000     4,413,500                               4,850,000    4,413,500
     Houston Exploration Co.,
     Sr. Notes (Subord.), Ser. B,
     8.625%, 1/1/2008                                  2,000,000     1,920,000    1,000,000       960,000    3,000,000    2,880,000
     Nationsrent, Inc.,
     Sr. Notes,
     10.375%, 12/15/2008 (i)                           4,000,000     3,870,000                               4,000,000    3,870,000
     Nuevo Energy Co.,
     Sr. Notes (Subord.) ,
     9.50%, 6/1/2008 (d)                               2,300,000     2,265,500                               2,300,000    2,265,500
     Parker Drilling Co.,
     Sr. Notes, Ser D,
     9.75%, 11/15/2006                                                            1,500,000     1,451,250    1,500,000    1,451,250
     Petsec Energy, Inc.,
     Sr. Notes (Subord.), Ser. B,
     9.50%, 6/15/2007                                  2,350,000     1,139,750                               2,350,000    1,139,750


                                                          High Yield Fund           High Income Fund          Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     Pride Petroleum Services, Inc.,
     Sr. Note,
     9.375%, 5/1/2007                                                             2,000,000     1,975,000    2,000,000    1,975,000
     Swift Energy Co.,
     Sr. Sub. Note,
     10.25%, 8/1/2009                                                             2,600,000     2,609,750    2,600,000    2,609,750
     Tesoro Petroleum Corp.,
     Sr. Sub. Note, Ser. B,
     9.00%, 7/1/2008                                                              1,000,000       965,000    1,000,000      965,000
     Triton Energy Corp.,
     Sr. Notes,
     9.25%, 4/15/2005                                  2,000,000     1,980,000                               2,000,000    1,980,000
     Western Gas Resources, Inc.,
     Sr. Notes (Subord.),
     10.00%, 6/15/2009 (d)                             1,500,000     1,545,000                               1,500,000    1,545,000
                                                                  ------------               ------------              ------------
                                                                    22,132,500                 14,673,500                36,806,000

Paper & Packaging -                           3.0%
     Pacific Papers, Inc.,                                                        2,000,000     2,040,000    2,000,000    2,040,000
     Sr. Note,
     10.00%, 3/15/2009                                                            2,000,000     2,040,000    2,000,000    2,040,000
     Packaging Corp. America,
     Sr. Sub. Note
     9.625%, 4/1/2009 (d)                              3,100,000     3,131,000    1,750,000     1,767,500    4,850,000    4,898,500
     Repap New Brunswick, Inc.:
     Sr. Secd. Note, 1st Priority,
     9.00%, 6/1/2004                                                              2,000,000     1,910,000    2,000,000    1,910,000
     Sr. Secd. Notes,
     11.50%, 6/1/2004 (d)                              2,000,000     2,010,000                               2,000,000    2,010,000
     Riverwood Int'l. Corp.,
     Sr. Notes,
     10.25%, 4/1/2006 (i)                              5,000,000     4,975,000                               5,000,000    4,975,000
                                                                  ------------               ------------              ------------
                                                                    10,116,000                  7,757,500                17,873,500

Pharmaceuticals                               0.6%
     Express Scripts, Inc.,
     Sr. Note,
     9.625%, 6/15/2009                                                              525,000       527,625      525,000      527,625
     King Pharmaceuticals, Inc.,
     Sr. Sub. Note,
     10.75%, 2/15/2009                                                            3,000,000     3,060,000    3,000,000    3,060,000
                                                                                             ------------              ------------
                                                                                                3,587,625                 3,587,625

Printing, Publishing, Broadcasting &
Entertainment                                 3.3%
     Acme Television LLC,
     Sr. Disc. Notes, Step Bond, Ser. B,
     (Eff. Yield 10.47%),
     0.00%, 9/30/2004 (c)                              4,300,000     3,773,250                               4,300,000    3,773,250

     American Lawyer Media, Inc.,
     Sr. Notes (Subord.), Ser. B,
     9.75%, 12/15/2007                                 5,000,000     4,675,000                               5,000,000    4,675,000

     Cinemark USA, Inc.,
     Sr. Notes (Subord.), Ser. B,
     9.625%, 8/1/2008 (i)                              5,000,000     4,475,000                               5,000,000    4,475,000

     Echostar DBS Corp.,
     Sr. Notes,
     9.375%, 2/1/2009                                  7,000,000     6,973,750                               7,000,000    6,973,750
                                                                  ------------                                         ------------
                                                                    19,897,000                                           19,897,000

Real Estate                                   0.3%
     Intrawest Corp.,
     Sr. Note,
     9.75%, 8/15/2008                                                             2,000,000     1,945,000    2,000,000    1,945,000
                                                                                             ------------              ------------


Retailing & Wholesale                         2.8%
     Ames Department Stores, Inc.,
     Sr. Notes,
     10.00%, 4/15/2006 (i)                             4,000,000     3,920,000                               4,000,000    3,920,000
     Community Distributors, Inc.,

                                                        High Yield Fund           High Income Fund            Pro-Forma Combined
                                                      -----------------------------------------------------------------------------
                                                      Principal   Market Value   Principal   Market Value   Principal  Market Value
                                                      ---------   ------------   ---------   ------------   ---------  ------------
     Sr. Note, Ser. B,
     10.25%, 10/15/2004                                                           1,250,000     1,071,875    1,250,000    1,071,875
     French Fragrances, Inc.,
     Sr. Note, Ser. B,
     10.375%, 5/15/2007                                                           1,500,000     1,387,500    1,500,000    1,387,500
     K Mart Corp.,
     Debentures,
     7.95%, 2/1/2023                                                              2,500,000     2,244,490    2,500,000    2,244,490
     Michaels Stores, Inc.,
     Sr. Notes,
     10.875%, 6/15/2006                                3,200,000     3,392,000                               3,200,000    3,392,000
     Owens & Minor, Inc.,
     Sr. Sub. Note,
     10.875%, 6/1/2006                                                            2,000,000     2,010,000    2,000,000    2,010,000
     Pathmark Stores, Inc.,
     Sub. Note,
     11.625%, 6/15/2002                                                           1,500,000     1,462,500    1,500,000    1,462,500
     Phar Mor, Inc.,
     Note,
     11.72%, 9/11/2002                                                            1,635,000     1,618,650    1,635,000    1,618,650
                                                                  ------------               ------------              ------------
                                                                     7,312,000                  9,795,015                17,107,015

Telecommunication Services & Equipment       20.9%
     21st Century Telecom Group, Inc.,
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 18.53%),
     0.00%, 2/15/2008 (c)                              4,390,000     1,975,500                               4,390,000    1,975,500
     Airgate PCS, Inc., Step Bond
     (effective yield 13.50%)
     0.00%, 10/1/2009 (c)                                                         1,500,000       918,750    1,500,000      918,750
     Allegiance Telecom, Inc.,:
     Sr. Disc. Note, Step Bond
     (effective yield 12.13%)
     0.00%, 2/15/2008 (c)                                                         2,350,000     1,609,750    2,350,000    1,609,750
     Sr. Note,
     12.875%, 5/15/2008                                                           1,000,000     1,097,500    1,000,000    1,097,500
     American Cellular Corp.,
     Sr. Note,
     10.50%, 5/15/2008                                                              500,000       541,250      500,000      541,250
     Amsc Acquisition Co., Inc.,
     Sr. Secd. Notes, Ser. B,
     12.25%, 4/1/2008                                  3,000,000     1,695,000                               3,000,000    1,695,000
     Centennial Cellular Operating Co.,
     Sr. Sub. Note,
     10.75%, 12/15/2008                                                           2,350,000     2,461,625    2,350,000    2,461,625
     Charter Communication Holdings, LLC,
     Sr. Note,
     8.25%, 4/1/2007                                                              1,300,000     1,235,000    1,300,000    1,235,000
     Crown Castle Int'l. Corp.,
     Sr. Notes,
     9.00%, 5/15/2011  (i)                             2,000,000     1,910,000                               2,000,000    1,910,000
     Filtronic PLC,
     Sr. Note
     10.00%, 12/1/2005 (d)                                                        2,000,000     1,975,000    2,000,000    1,975,000
     Hermes Europe Railtel BV,
     Sr. Note,
     11.50%, 8/15/2007                                                            2,000,000     1,985,000    2,000,000    1,985,000
     ICG Holdings, Inc.,
     Sr. Disc. Note, Step Bond,
     (effective yield 12.32%)
     0.00%, 5/1/2006 (c)                                                          1,770,000     1,345,200    1,770,000    1,345,200
     Insight Midwest, LP,
     Sr. Note
     9.75%, 10/1/2009 (d)                                                         2,000,000     2,065,000    2,000,000    2,065,000
     Intercel, Inc.,
     Sr. Notes (Disc.), Step Bond,
     (Eff. Yield 10.10%),
     0.00%, 2/1/2006(C)                                6,000,000     5,235,000                               6,000,000    5,235,000
     Intermedia Communications, Inc.,
     Sr. Disc. Notes, Step Bond, Ser. B,

                                                       High Yield Fund           High Income Fund            Pro-Forma Combined
                                                     ------------------------------------------------------------------------------
                                                     Principal   Market Value   Principal   Market Value    Principal  Market Value
                                                     ---------   ------------   ---------   ------------    ---------  ------------

     (Eff. Yield 8.72%) ,
     0.00%, 7/15/2007 (c) (i)                         8,625,000     6,015,937                                8,625,000    6,015,937
     Jordan Telecommunication Products,
     Sr. Notes, Ser. B,
     9.875%, 8/1/2007                                 5,000,000     4,725,000                                5,000,000    4,725,000
     KMC Telecom Holdings, Inc.,
     Sr. Note
     13.50%, 5/15/2009 (d)                                                       1,650,000     1,625,250     1,650,000    1,625,250
     Level 3 Communications, Inc.,
     Sr. Notes,
     9.125%, 5/1/2008 (i)                             7,000,000     6,562,500                                7,000,000    6,562,500
     McLeod USA, Inc.,
     Sr. Disc. Notes, Step Bond,
     (effective yield 8.11%)
     0.00%, 3/1/2007  (c)                             6,186,000     4,917,870    3,000,000     2,385,000     9,186,000    7,302,870
     Metromedia Fiber Network, Inc.,
     Sr. Notes, Ser. B,
     10.00%, 11/15/2008                               4,000,000     3,950,000    1,900,000     1,876,250     5,900,000    5,826,250
     Microcell Telecommunications, Inc.,
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 11.86%),
     0.00%, 6/1/2009  (c)(i)                          5,700,000     3,462,750                                5,700,000    3,462,750
     Nextel Communications, Inc.:
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 9.52%) ,
     0.00%, 2/15/2008 (c)(i)                          7,000,000     5,005,000                                7,000,000    5,005,000
     Sr. Disc. Notes,
     9.75%, 8/15/2004                                 2,000,000     2,050,000    2,000,000     2,050,000     4,000,000    4,100,000
     Nextlink Communications, Inc.,
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 12.03%),
     0.00%, 6/1/2009  (c)(i)                          5,500,000     3,245,000                                5,500,000    3,245,000
     Omnipoint Corp.,
     Sr. Note
     11.50%, 9/15/2009 (d)                                                       2,000,000    2,100,000      2,000,000    2,100,000
     Orbcomm Global LP,
     Sr. Notes, Ser. B
     14.00%, 8/15/2004 (i)                            2,000,000     1,650,000                                2,000,000    1,650,000
     Price Communications Wireless, Inc.,
     Sr. Notes (Subord.),
     11.75%, 7/15/2007                                5,000,000     5,487,500    2,000,000     2,195,000     7,000,000    7,682,500
     Primus Telecommunications Group,
     Sr. Note:
     11.25%, 1/15/2009                                                             750,000       701,250       750,000      701,250
     11.75%, 8/1/2004                                                            1,000,000       985,000     1,000,000      985,000
     PSINet, Inc.:
     Sr. Note,
     11.50%, 11/1/2008                                                           2,000,000     2,095,000     2,000,000    2,095,000
     11.00%, 8/1/2009 (d)                             2,200,000     2,271,500    1,000,000     1,032,500     3,200,000    3,304,000
     RCN Corp.,
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 9.53%),
     0.00%, 10/15/2007 (c)                            5,000,000     3,487,500                                5,000,000    3,487,500
     Rural Cellular Corp.,
     Sr. Notes (Subord.), Ser. B,
     9.625%, 5/15/2008                                5,000,000     5,150,000                                5,000,000    5,150,000
     Sprint Spectrum, LP:
     Sr. Disc. Note, Step Bond
     (effective yield 9.80%)
     0.00%, 8/15/2006 (c)                                                        1,000,000       925,000     1,000,000      925,000
     Sr. Note,
     11.00%, 8/15/2006                                                           1,000,000     1,135,000     1,000,000    1,135,000
     Telewest Communications PLC,
     Sr. Disc. Note, Step Bond,
     (effective yield 11.09%)
     0.00%, 10/1/2007 (c)                                                        2,300,000     2,101,625     2,300,000    2,101,625
     Tritel PCS, Inc.,
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 12.75%),
     0.00%, 4/15/2009 (c)(d)                          2,425,000     1,467,125                                2,425,000    1,467,125

                                                       High Yield Fund           High Income Fund            Pro-Forma Combined
                                                     ------------------------------------------------------------------------------
                                                     Principal   Market Value   Principal   Market Value    Principal  Market Value
                                                     ---------   ------------   ---------   ------------    ---------  ------------
     Triton PCS, Inc.,
     Step Bond,
     (Eff. Yield 10.26%),
     0.00%, 5/1/2008 (c)                              3,325,000     2,294,250    4,000,000     2,760,000     7,325,000    5,054,250
     United Pan Europe Commerce,
     Sr. Disc. Note,
     13.375%, 11/1/2009                                                          3,000,000     1,605,000     3,000,000    1,605,000
     Williams Communications Group, Inc.,
     Sr. Notes,
     10.875%, 10/1/2009 (i)                           6,500,000     6,695,000    2,500,000     2,575,000     9,000,000    9,270,000
     Winstar Communications, Inc.,
     Sr. Notes (Subord.),
     10.00%, 3/15/2008                                4,000,000     3,450,000                                4,000,000    3,450,000
                                                                 ------------               ------------               ------------
                                                                   82,702,432                 43,380,950                126,083,382

Textile & Apparel                            1.5%
     Consoltex Group,
     Sr. Sub. Note, Ser. B,
     11.00%, 10/1/2003                                                             200,000       201,000       200,000      201,000
     Delta Mills, Inc.,
     Sr. Notes, Ser. B,
     9.625%, 9/1/2007                                 2,660,000     2,008,300                                2,660,000    2,008,300
     Simmons Co.,
     Sr. Notes (Subord.), Ser. B,
     10.25%, 3/15/2009 (i)                            3,200,000     3,160,000    1,500,000     1,481,250     4,700,000    4,641,250
     Supreme Int'l. Corp.,
     Sr. Sub. Note,
     12.25%, 4/1/2006                                                            2,000,000     1,935,000     2,000,000    1,935,000
                                                                 ------------               ------------               ------------
                                                                    5,168,300                  3,617,250                  8,785,550

Transportation                               1.2%
     American Commercial Lines LLC,
     Sr. Notes, Ser. B,
     10.25%, 6/30/2008 (i)                            5,000,000     4,725,000    1,000,000       945,000     6,000,000    5,670,000
     Greyhound Lines, Inc.,
     Sr. Note, Ser. B,
     11.50%, 4/15/2007                                                           1,335,000     1,498,955     1,335,000    1,498,955
                                                                 ------------               ------------               ------------
                                                                    4,725,000                  2,443,955                  7,168,955

Water & Sewer                                0.9%
     Allied Waste North America, Inc.,
     Sr. Notes, Ser. B,
     7.625%, 1/1/2006 (i)                             1,925,000     1,669,938                                1,925,000    1,669,938
     Sr. Notes (Subord.),
     10.00%, 8/1/2009  (d)                            4,600,000     3,915,750                                4,600,000    3,915,750
                                                                 ------------                                          ------------
                                                                    5,585,688                                             5,585,688

                                                                 ------------               ------------               ------------
     Total Corporate Bonds                                        263,161,455                225,278,689                488,440,144
                                                                 ------------               ------------               ------------
     (pro forma combined cost $529,248,991)




FOREIGN BONDS (NON U.S. DOLLARS)             0.4%
Telecommunication Services & Equipment       0.4%
     NTL Communications Co.                           2,500,000     2,331,289                                2,500,000    2,331,289
                                                                 ------------                                          ------------
     9.75%, 4/15/2009                              GBP                                                    GBP

                                                                 ------------                                          ------------
     Total Foreign Bonds (non U.S. dollars)                         2,331,289                                             2,331,289
                                                                 ------------                                          ------------
     (pro forma combined cost $2,621,033)




YANKEE OBLIGATIONS                           7.2%
Cable / Other Video Distribution             0.6%
     Imax Corp.,
     Sr. Notes,
     7.875%, 12/1/2005 (i)                            4,000,000     3,740,000                                4,000,000    3,740,000
                                                                 ------------                                          ------------

                                                       High Yield Fund           High Income Fund            Pro-Forma Combined
                                                     ------------------------------------------------------------------------------
                                                     Principal   Market Value   Principal   Market Value    Principal  Market Value
                                                     ---------   ------------   ---------   ------------    ---------  ------------
Finance & Insurance                          0.7%
     Ono Finance, PLC,
     Note,
     13.00%, 5/1/2009 (d)                             4,500,000     4,432,500                                4,500,000    4,432,500
                                                                 ------------                                          ------------


Metals & Mining                              1.1%
     Bulong Operation Property Ltd.,
     Sr. Notes,
     12.50%, 12/15/2008                               4,000,000     3,860,000                                4,000,000    3,860,000
     Great Central Mines Ltd.,
     Sr. Notes,
     8.875%, 4/1/2008                                 3,250,000     2,884,375                                3,250,000    2,884,375
                                                                 ------------                                          ------------
                                                                    6,744,375                                             6,744,375

Paper & Packaging                            0.7%
     Norampac, Inc.,
     Sr. Notes,
     9.50%, 2/1/2008 (i)                              4,100,000     4,202,500                                4,100,000    4,202,500
                                                                 ------------                                          ------------


Telecommunication Services & Equipment       4.0%
     Alestra SA de RL de CV,
     Sr. Notes,
     12.125%, 5/15/2006 (d)                           3,000,000     2,917,500                                3,000,000    2,917,500
     Clearnet Communications, Inc.,
     Sr. Disc. Notes, Step Bond,
     (Eff. Yield 9.72%) (c),
     0.00%, 12/15/2005                                9,500,000     9,036,875    2,500,000     2,378,125    12,000,000   11,415,000
     Hermes Europe Railtel BV,
     Sr. Notes,
     10.375%, 1/15/2009                               4,000,000     3,800,000                                4,000,000    3,800,000
     Star Choice Communications,
     Sr. Secd. Notes,
     13.00%, 12/15/2005                               5,000,000     5,000,000                                5,000,000    5,000,000
     Telewest Communication PLC,
     Sr. Notes,
     11.25%, 11/1/2008                                1,000,000     1,077,500                                1,000,000    1,077,500
                                                                 ------------               ------------               ------------
                                                                   21,831,875                  2,378,125                 24,210,000

                                                                 ------------               ------------               ------------
     Total Yankee Obligations                                      40,951,250                  2,378,125                 43,329,375
                                                                 ------------               ------------               ------------
     (pro forma combined cost $44,360,749)

                                                        Shares   Market Value      Shares   Market Value       Shares  Market Value
                                                       --------  ------------     --------  ------------      -------- ------------
COMMON STOCKS                                2.7%
Electronic Equipment & Services              0.3%
     Ampex Corp.,
     Class A (a)(b)                                     642,071     1,565,048                                  642,071    1,565,048
                                                                 ------------                                          ------------


Food & Beverage Products                     0.0%
     Specialty Foods Acquisition Corp., (a)             131,250         2,625                                  131,250        2,625
                                                                 ------------                                          ------------


Gaming                                       0.6%
     Isle of Capri Casinos, Inc. (a)(i),                254,790     3,025,631                                  254,790    3,025,631
     JCC Holding Co., Class A                           100,463       891,609                                  100,463      891,609
                                                                 ------------                                          ------------
                                                                    3,917,240                                             3,917,240

Telecommunication Services & Equipment       1.7%
     AT & T Canada, Inc.                                  2,570        82,883                                    2,570       82,883
     Class B Deposit Receipts
     Destia Communications, Inc. (a)                     33,912       474,768                                   33,912      474,768
     Nextel Communications,  Inc.
     Class A (a)(d)(i)                                   33,296     2,869,699                                   33,296    2,869,699
     Price Communications Corp.                         326,906     7,110,205                                  326,906    7,110,205
                                                                 ------------                                          ------------
                                                                   10,537,555                                            10,537,555

                                                                 ------------                                          ------------
     Total Common Stocks                                           16,022,468                                            16,022,468
                                                                 ------------                                          ------------
     (pro forma combined cost $15,962,839)

                                                       High Yield Fund           High Income Fund            Pro-Forma Combined
                                                     ------------------------------------------------------------------------------
                                                     Principal   Market Value   Principal   Market Value    Principal  Market Value
                                                     ---------   ------------   ---------   ------------    ---------  ------------
PREFERRED STOCK S                            4.0%
Cable / Other Video Distribution             0.5%
     Adelphia Communications Corp.,
     Ser. B (d)                                          28,500     3,142,125                                   28,500    3,142,125
                                                                 ------------                                          ------------


Electronic Equipment & Services              1.6%
     Ampex Corp.:
     Convertible Preferred Stock (a) (h)                  1,510     2,265,000                                    1,510    2,265,000
     Redeemable Preferred Stock (a) (h)                   7,137     7,448,815                                    7,137    7,448,815
                                                                 ------------                                          ------------
                                                                    9,713,815                                             9,713,815

Engineering                                  1.2%
     CSC Holdings, Inc.,                                 67,605     7,284,439                                   67,605    7,284,439
                                                                 ------------                                          ------------


Finance & Insurance                          0.2%
     Sinclair Capital Corp. (d)                          12,800     1,283,200                                   12,800    1,283,200
                                                                 ------------                                          ------------


Printing, Publishing, Broadcasting &
Entertainment                                0.3%
     Primedia, Inc.,
     Ser. F (a)                                          20,000     1,830,000                                   20,000    1,830,000
                                                                 ------------                                          ------------


Telecommunication Services & Equipment       0.2%
     Rural Cellular Corp                                                            11,488     1,183,227        11,488    1,183,227
                                                                                            ------------               ------------

                                                                 ------------               ------------               ------------
     Total Preferred Stocks                                        23,253,579                  1,183,227                 24,436,806
                                                                 ------------               ------------               ------------
     (pro forma combined cost $21,040,353)



WARRANTS                                     0.1%
Aerospace & Defense                          0.0%
     CHC Helicopter Corp.,
     Warrants (a),
     expiring 12/15/2000                                 76,000        76,000                                   76,000       76,000
                                                                 ------------                                          ------------


Automotive Equipment & Manufacturing         0.0%
     Chatwins Group, Inc.,
     Warrants (a),
     expiring 5/3/2003                                    9,500             -                                    9,500            -
                                                                 ------------                                          ------------


Commercial Services                          0.0%
     Splitrock Services, Inc.,
     Warrants (a)                                                                    2,000       154,000         2,000      154,000
                                                                                            ------------               ------------


Communication Systems & Services             0.0%
     American Mobile Satellite Corp.,
     Warrants (a)(d),
     expiring 4/1/2008                                    3,000        54,375        2,000        30,000         5,000       84,375
     Startec Global Communications Corp.
     Warrants (a)                                                                    2,000         2,000         2,000        2,000
                                                                 ------------               ------------               ------------
                                                                       54,375                     32,000                     86,375

Finance & Insurance                          0.0%
     Ono Finance, PLC,
     Warrants (a),
     expiring 5/31/2009                                   4,500        27,000                                    4,500       27,000
                                                                 ------------                                          ------------


Gaming                                       0.0%
     Isle of Capri Casinos, Inc.,
     Warrants (a)(b),
     expiring 3/5/2001                                   50,424       239,514                                   50,424      239,514
                                                                 ------------                                          ------------


Telecommunication Services & Equipment       0.0%

                                                      High Yield Fund           High Income Fund            Pro-Forma Combined
                                                    ------------------------------------------------------------------------------
                                                    Principal   Market Value   Principal   Market Value    Principal  Market Value
                                                    ---------   ------------   ---------   ------------    ---------  ------------
     Star Choice Communications,
     Warrants (a),
     expiring 12/15/2005                                115,800       259,624                                  115,800     259,624
                                                                 ------------                                          ------------

                                                                 ------------               ------------               ------------
     Total Warrants                                                   656,513                    186,000                   842,513
                                                                 ------------               ------------               ------------
     (pro forma combined cost $505,684)



MUTUAL FUND SHARES                          7.7%
     Navigator Prime Portfolio, (j)                 46,457,304    46,457,304                               46,457,304   46,457,304

                                                                 ------------                                          ------------
     Total Mutual Fund Shares                                    $46,457,304                                            46,457,304
                                                                 ------------                                          ------------
     (pro forma combined cost $46,457,304)


                                                    Principal   Market Value   Principal   Market Value    Principal  Market Value
                                                    ---------   ------------   ---------   ------------    ---------  ------------
REPURCHASE AGREEMENTS                       3.3%
     Evergreen Joint Repurchase Agreement,
     Purchased 10/29/1999, 5.25%,
     maturing 11/1/1999,
     maturity value $3,862,689 (e)                $  3,861,000     3,861,000                             $  3,861,000    3,861,000

     State Street Bank & Trust Co.,                                            16,029,907    16,029,907    16,029,907   16,029,907
     5.16%, 11/1/1999
                                                                 ------------               ------------               ------------
     (pro forma combined cost $19,890,907)                         3,861,000                 16,029,907                 19,890,907
                                                                 ------------               ------------               ------------

                                                                 ------------               ------------               ------------
     Total Investments -                                         396,694,858                245,055,948                641,750,806
                                                                 ------------               ------------               ------------
     (pro forma combined cost $680,087,860)
     Other Assets and                                           (41,959,314)                  4,180,102                (37,779,212)
     Liabilities - net
                                                                 ------------               ------------               ------------
     Net Assets                                                 $354,735,544               $249,236,050               $603,971,594
                                                                 ------------               ------------               ------------


(a) Non-income producing security.
(b) All or a portion of these securities are illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, these securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities.
(c) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines approved by the Board of Trustees.
(e) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at October 31, 1999.
(f) The obligation has filed Chapter 11 bankruptcy and has discontinued accrual of interest income.
(h) Security has been fair valued in accord with procedures established by the Board of Trustees.
(i) All or a portion of this security is currently on loan.
(j) Represents investment of cash collateral received for securities on loan.

            See Notes to Pro Forma Combining Financial Statements.

                        Evergreen High Yield Bond Fund
                              Pro Forma Combining
                      Statement of Assets and Liabilities
                         October 31, 1999 (Unaudited)

                                                                    High Yield        High Income      Pro Forma        Pro Forma
                                                                       Fund              Fund         Adjustments        Combined
===================================================================================================================================
Assets
   Identified cost of securities                                  $  428,022,388    $ 252,065,472                   $  680,087,860
   Net unrealized losses on securities                               (31,327,530)      (9,049,524)                     (40,377,054)
-----------------------------------------------------------------------------------------------------------------------------------
   Market value of securities                                        396,694,858      243,015,948                      639,710,806
   Receivable for securities sold                                      2,298,499        1,388,502                        3,687,001
   Receivable for Fund shares sold                                       443,052          132,574                          575,626
   Dividends and interest receivable                                   7,245,486        5,548,503                       12,793,989
   Prepaid expenses and other assets                                     154,370          193,145                          347,515
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   406,836,265      250,278,672                      657,114,937
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
   Distributions payable                                               1,277,404        2,023,451                        3,300,855
   Payable for securities purchased                                    3,339,667                                         3,339,667
   Payable for Fund shares redeemed                                      575,734          820,620                        1,396,354
   Payable for securities on loan                                     46,457,304                0                       46,457,304
   Advisory fee payable                                                  206,581                0                          206,581
   Distribution Plan expenses payable                                     75,716                0                           75,716
   Accrued expenses and other liabilities                                168,315          238,551                          406,866
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               52,100,721        3,082,622                       55,183,343
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                        $  354,735,544    $ 247,196,050                   $  601,931,594
===================================================================================================================================
Net assets represented by
   Paid-in capital                                                   700,571,695      275,730,720                      976,302,415
   Overdistributed net investment income                              (2,627,429)      (2,373,362)                      (5,000,791)
   Accumulated net realized losses on securities
      and foreign currency related transactions                     (311,881,192)     (17,111,784)                    (328,992,976)
   Net unrealized losses on securities
      and foreign currency related transactions                      (31,327,530)      (9,049,524)                     (40,377,054)
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                  $  354,735,544    $ 247,196,050                   $  601,931,594
===================================================================================================================================
Net assets consists of
      Class A                                                        305,826,079      141,651,477                      447,477,556
      Class B                                                         43,519,669          107,795                       43,627,464
      Class C                                                          1,569,225      105,435,783                      107,005,008
      Class Y                                                          3,820,571              995                        3,821,566
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                  $  354,735,544    $ 247,196,050                   $  601,931,594
===================================================================================================================================
Shares outstanding
      Class A                                                         80,090,114       13,857,857   23,238,088 (1)     117,186,059
      Class B                                                         11,397,198           10,544       17,686 (1)      11,425,428
      Class C                                                            410,934       10,314,034   17,296,470 (1)      28,021,438
      Class Y                                                          1,000,548               97          163 (1)       1,000,809
===================================================================================================================================
Net asset value per share
      Class A                                                     $         3.82    $       10.22                   $         3.82
===================================================================================================================================
      Class A - Offering price (based on sales charge of 4.75%)   $         4.01    $       10.73                   $         4.01
===================================================================================================================================
      Class B                                                     $         3.82    $       10.22                   $         3.82
===================================================================================================================================
      Class C                                                     $         3.82    $       10.22                   $         3.82
===================================================================================================================================
      Class Y                                                     $         3.82    $       10.22                   $         3.82
===================================================================================================================================


(1) Adjustment represents change in shares outstanding as a result of merger transaction.

            See Notes to Pro Forma Combining Financial Statements.

                        Evergreen High Yield Bond Fund
                              Pro Forma Combining
                            Statement of Operations
                For the Year Ended October 31, 1999 (Unaudited)

                                                                High Yield      High Income       Pro Forma        Pro Forma
                                                                   Fund            Fund          Adjustments       Combined
==============================================================================================================================
Investment income
     Dividends (net of foreign withholding taxes)              $    712,189    $           -    $        -       $    712,189
     Interest                                                    38,476,130       24,969,545             -         63,445,675
     Securities lending income                                       47,019                -             -             47,019
     Other Income                                                         -         (126,143)            -           (126,143)
------------------------------------------------------------------------------------------------------------------------------
Total investment income                                          39,235,338       24,843,402             -         64,078,740
------------------------------------------------------------------------------------------------------------------------------
Expenses
     Advisory fee                                                 2,465,591        1,714,009      (516,268)(1)      3,663,332
     Distribution Plan expenses                                   1,381,304        1,106,757       246,878 (2)      2,734,939
     Shareholder service fee                                              -           28,048       (28,048)(2)              -
     Administrative services fees                                    59,363          234,107      (195,805)(2)         97,665
     Transfer agent fee                                           1,344,243          178,097        97,768 (2)      1,620,108
     Trustees' fees and expenses                                      8,294            4,770           582 (3)         13,645
     Shareholder reports expense                                          -                -             -                  -
     Printing and postage expenses                                   31,010           39,548       (19,540)(3)         51,018
     Custodian fee                                                  124,822           41,958        38,579 (2)        205,359
     Registration and filing fees                                         -           60,853       (11,046)(4)         49,807
     Professional fees                                               23,367           34,227       (28,333)(5)         29,260
     Organization expenses                                                -            4,107        (4,107)(4)              -
     Interest expense                                                     -           14,811             -             14,811
     Other                                                          177,066                -       215,015 (3)        392,081
------------------------------------------------------------------------------------------------------------------------------
          Total expenses                                          5,615,060        3,461,292      (204,328)         8,872,025
     Less: Fee credits                                              (10,791)               -             -            (10,791)
           Fee waivers and expense reimbursements                  (361,107)        (226,958)      588,065 (6)              -
------------------------------------------------------------------------------------------------------------------------------
          Net expenses                                            5,243,162        3,234,334       383,728          8,861,234
------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                       33,992,176       21,609,068      (383,728)        55,217,516
==============================================================================================================================
Net  realized and unrealized gains or losses on securities
     and foreign currency related transactions
     Net realized gains or losses on:
     Securities                                                 (17,937,653)     (18,097,976)                     (36,035,629)
     Foreign currency related transactions                          210,604                -                          210,604
------------------------------------------------------------------------------------------------------------------------------
     Net realized losses on securities
           and foreign currency related transactions            (17,727,049)     (18,097,976)                     (35,825,025)
------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized losses on securities
           and foreign currency related transactions             18,117,652        1,987,125                       20,104,777
------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized losses on securities
           and foreign currency related transactions                390,603      (16,110,851)                     (15,720,248)
------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations      $ 34,382,779    $   5,498,217    $ (383,728)      $ 39,497,268
==============================================================================================================================


(1) Adjustment to reflect advisory fees for the combined fund based on the advisory fee rates in place for the period for the acquiring fund.

(2) Adjustment to reflect estimate of respective fees for the combined fund under the High Yield Fund's respective service agreements in place for the period; High Income Fund was formerly a Mentor Fund.

(3) Adjustment to reflect estimate of respective fees for the combined fund under the High Yield Fund's expense structure for the period. High Income Fund was formerly a Mentor Fund.

(4) Adjustment to reflect estimate of respective fees for a normal year for the combined fund, accruals for the period ended October 31, 1999 understated due to over accrual in prior period. High Income Fund was formerly a Mentor Fund.

(5) Adjustment to reflect the estimates of audit, tax and legal fees for the combined fund for the period.

(6) Adjustment to eliminate fee waivers and reimbursements as the combined fund's net expense ratio before fees waivers and reimbursements is projected to be lower than the High Yield Fund's net expense ratio.

            See Notes to Pro Forma Combining Financial Statements.

Evergreen High Yield Bond Fund
Notes to Pro Forma Combining Financial Statements
October 31, 1999 (Unaudited)

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Combining Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen High Yield Bond Fund ("High Yield Fund") and Evergreen High Income Fund ("High Income Fund") at October 31, 1999 and for the respective periods then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of High Income Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of High Income Fund by High Yield Fund, in exchange for Class A, Class B, Class C and Class Y shares of High Yield Fund. Thereafter, there will be a distribution of Class A, Class B, Class C and Class Y shares of High Yield Fund to the respective shareholders of High Income Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of High Income Fund will become the owners of that number of full and fractional Class A, Class B, Class C and Class Y shares of High Yield Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of High Income Fund as of the close of business immediately prior to the date that High Income Fund net assets are exchanged for Class A, Class B, Class C and Class Y shares of High Yield Fund.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of High Income Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of High Yield Fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A, Class B, Class C and Class Y shares of High Yield Fund which would have been issued at October 31, 1999 in connection with the proposed Reorganization. Shareholders of High Income Fund would receive Class A, Class B, Class C and Class Y shares of High Yield Fund based on conversion ratios determined on October 31, 1999. The conversion ratios are calculated by dividing the net asset value of High Income Fund by the net asset value per share of the respective class of High Yield Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average assets of the two funds and applying those rates to the average assets of the High Yield Fund for the twelve months ended October 31, 1999 and to the average net assets of the High Income Fund for the twelve months ended October 31, 1999. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.







                          EVERGREEN FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub- caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Fixed Income Trust's Registration Statement on Form N-1A filed on October 8, 1997. Registration No. 333-37433 ("Form N-1A Registration Statement")

2.   Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3.   Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Evergreen Fixed Income Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and
      VIII.

6(a).Investment Advisory Agreement between Evergreen Investment Management
     Company (formerly Keystone Investment Management Company) and Evergreen Fixed Income Trust. Incorporated by reference to Evergreen Fixed Income Trust's Post-Effective Amendment No. 3 filed on August 31, 1998. ("Registrant's PEA No. 3")

7(a).Distribution  Agreement between Evergreen  Distributor,  Inc. and Evergreen
     Fixed Income  Trust.  Incorporated  by  reference  to Registrant's
     PEA No. 3.

7(b).Form of Dealer  Agreement  for Class A , Class B and Class C shares used by
     Evergreen Distributor, Inc. Incorporated by reference to the Fixed Income Trust's Pre-Effective Amendment No. 1 filed on November 10, 1997. ("Registrant's Pre-Effective Amendment No. 1")

8. Form of Deferred Compensation Plan. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1.

9. Custodian Agreement between State Street Bank and Trust Company and Evergreen Fixed Income Trust. Incorporated by reference to Registrant's PEA No. 3.

10. Rule 12b-1 Distribution Plan. Incorporated by reference to the Registrant's PEA No. 3.

11.  Opinion and Consent of Sullivan & Worcester  LLP. Filed herewith.

12.  Tax  Opinion  and  Consent  of  Sullivan &  Worcester  LLP.  To be filed by
     Amendment.

13.  Not applicable.

14.  Consent of KPMG LLP. Filed herewith.

15.  Not applicable.

16.  Not applicable.

17.  Powers of Attorney. Filed herewith.

18.  Form of Proxy Card. Filed herewith.

19.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a apart of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of April 2000.


                                            EVERGREEN FIXED INCOME TRUST

                                            By:      /s/ William M. Ennis
                                                     ----------------------
                                                     Name:  William M. Ennis*
                                                     Title: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of April, 2000.


/s/William M. Ennis                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
----------------------------            -----------------------------     --------------------------------
William M. Ennis*                       Laurence B. Ashkin*               Charles A. Austin III*
President                               Trustee                           Trustee

/s/ K. Dun Gifford                      /s/ Arnold H. Dreyfuss            /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         Arnold H. Dreyfuss*               William Walt Pettit*
Trustee                                 Trustee                           Trustee


/s/ Leroy Keith, Jr.                    /s/ Thomas L. McVerry              /s/ Michael S. Scofield
----------------------------            -----------------------------      --------------------------------
Leroy Keith, Jr. *                      Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

                                        /s/ Russell A. Salton, III MD      /s/ Louis W. Moelchert, Jr.
/s/Gerald M. McDonnell                  ------------------------------     -------------------------------
----------------------------            Russell A. Salton, III MD*         Louis W. Moelchert, Jr.*
Gerald M. McDonell*                     Trustee                            Trustee
Trustee
                                        /s/ Richard K. Wagoner             /s/ Carol Kosel
/s/ David M. Richardson                 ------------------------------     -------------------------------
----------------------------            Richard K. Wagoner*                Carol Kosel*
David M. Richardson*                    Trustee                            Treasurer (Principal Financial and
Trustee                                                                    Accounting Officer)

/s/ Richard J. Shima
----------------------------
Richard J. Shima*
Trustee


*By: /s/ Catherine E. Foley
----------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT
NO.      EXHIBIT

11       Opinion and Consent of Sullivan & Worcester LLP
14       Consent of KPMG LLP
17       Powers of Attorney
18       Form of Proxy